UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21864
                                      ------------------------------------------

                                WisdomTree Trust
--------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

48 Wall Street, Suite 1100 New York, NY                  10005
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801

--------------------------------------------------------------------------------
                     (Name and address of agent for service)
--------------------------------------------------------------------------------

Registrant's telephone number, including area code:  (866) 909-9473
                                                     --------------

Date of fiscal year end:  March 31
                          --------

Date of reporting period: June 30, 2007
                          -------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.7%
Advertising--0.1%
Harte-Hanks, Inc.                                          744    $      19,106
Omnicom Group, Inc.                                      1,272           67,314
                                                                  -------------
Total Advertising                                                        86,420
                                                                  -------------
Aerospace/Defense--1.6%
Boeing Co. (The)                                         3,513          337,810
DRS Technologies, Inc.                                     424           24,282
General Dynamics Corp.                                   1,801          140,874
Goodrich Corp.                                             682           40,620
L-3 Communications Holdings, Inc.                          341           33,210
Lockheed Martin Corp.                                    2,133          200,779
Northrop Grumman Corp.                                   1,975          153,793
Raytheon Co.                                             2,919          157,305
Rockwell Collins, Inc.                                     465           32,848
United Technologies Corp.                                5,461          387,349
                                                                  -------------
Total Aerospace/Defense                                               1,508,870
                                                                  -------------
Agriculture--2.8%
Altria Group, Inc.                                      29,031        2,036,234
Loews Corp.                                                930           71,861
Reynolds American, Inc.                                  4,526          295,095
Universal Corp.                                            466           28,389
UST, Inc.                                                2,110          113,328
Vector Group Ltd.                                        1,718           38,706
                                                                  -------------
Total Agriculture                                                     2,583,613
                                                                  -------------
Airlines--0.0%
Southwest Airlines Co.                                   1,295           19,308
                                                                  -------------
Apparel--0.3%
Columbia Sportswear Co.                                    351           24,107
Jones Apparel Group, Inc.                                  589           16,639
Liz Claiborne, Inc.                                        527           19,657
NIKE, Inc. Class B                                       1,736          101,191
Phillips-Van Heusen Corp.                                  436           26,409
Polo Ralph Lauren Corp.                                    341           33,456
VF Corp.                                                 1,014           92,862
                                                                  -------------
Total Apparel                                                           314,321
                                                                  -------------
Auto Manufacturers--0.4%
General Motors Corp.                                     6,500          245,701
Oshkosh Truck Corp.                                        372           23,406
Paccar, Inc.                                               962           83,732
                                                                  -------------
Total Auto Manufacturers                                                352,839
                                                                  -------------
Auto Parts & Equipment--0.2%
BorgWarner, Inc.                                           472           40,611
Johnson Controls, Inc.                                   1,130          130,820
                                                                  -------------
Total Auto Parts & Equipment                                            171,431
                                                                  -------------
Banks--11.6%
Alabama National BanCorp.                                  373           23,066
Associated Banc-Corp                                     1,333           43,589
BancorpSouth, Inc.                                         775           18,957

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Bank of America Corp.                                   63,271    $   3,093,318
Bank of Hawaii Corp.                                       434           22,412
Bank of New York Co., Inc. (The)                         6,101          252,825
BB&T Corp.                                               6,933          282,034
BOK Financial Corp.                                        801           42,789
Boston Private Financial Holdings, Inc.                    651           17,492
Capital One Financial Corp.                                363           28,474
Cathay General Bancorp                                     527           17,676
Central Pacific Financial Corp.                            992           32,746
Chittenden Corp.                                         1,230           42,989
Citizens Banking Corp.                                   1,792           32,794
City National Corp.                                        310           23,588
Colonial BancGroup, Inc. (The)                           1,302           32,511
Comerica, Inc.                                           2,080          123,698
Commerce Bancshares, Inc.                                  426           19,298
Compass Bancshares, Inc.                                 1,209           83,397
Cullen/Frost Bankers, Inc.                                 810           43,311
East West Bancorp, Inc.                                    496           19,284
Fifth Third Bancorp                                      7,518          298,991
First Citizens BancShares, Inc. Class A                     93           18,079
First Community Bancorp                                    481           27,518
First Horizon National Corp.                             1,677           65,403
First Midwest Bancorp, Inc.                                527           18,714
First Republic Bank                                        434           23,288
FirstMerit Corp.                                         1,116           23,358
FNB Corp./PA                                             1,760           29,462
Frontier Financial Corp.                                   837           18,858
Fulton Financial Corp.                                   1,832           26,417
Glacier Bancorp, Inc.                                    1,273           25,906
Greater Bay Bancorp                                        890           24,778
Huntington Bancshares, Inc.                              3,205           72,882
International Bancshares Corp.                           1,390           35,612
KeyCorp                                                  5,067          173,950
M&T Bank Corp.                                             690           73,761
Marshall & Ilsley Corp.                                  1,975           94,069
MB Financial, Inc.                                         701           24,353
Mellon Financial Corp.                                   2,888          127,072
National City Corp.                                      8,622          287,285
Northern Trust Corp.                                     1,178           75,675
Old National Bancorp                                     2,910           48,335
Pacific Capital Bancorp                                    558           15,055
Park National Corp.                                        186           15,771
People's United Financial, Inc.                          2,473           43,846
PNC Financial Services Group, Inc. (The)                 3,408          243,945
Prosperity Bancshares, Inc.                                589           19,296
Provident Bankshares Corp.                                 527           17,275
South Financial Group, Inc. (The)                        2,058           46,593
State Street Corp.                                       1,302           89,057
Sterling Financial Corp./WA                                651           18,840
SunTrust Banks, Inc.                                     3,476          298,032
Susquehanna Bancshares, Inc.                               837           18,724
Synovus Financial Corp.                                  2,793           85,745
TCF Financial Corp.                                      1,476           41,033
Trustmark Corp.                                            620           16,033
U.S. Bancorp                                            23,388          770,634
UCBH Holdings, Inc.                                      1,085           19,823
UMB Financial Corp.                                        589           21,716
Umpqua Holdings Corp.                                    1,164           27,366
UnionBanCal Corp.                                        1,515           90,446
United Bankshares, Inc.                                    676           21,497
United Community Banks, Inc.                               939           24,311
Valley National Bancorp                                  1,302           29,282
Wachovia Corp.                                          28,190        1,444,737

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Webster Financial Corp.                                    824    $      35,160
Wells Fargo & Co.                                       36,380        1,279,484
Westamerica Bancorp                                        403           17,829
Whitney Holding Corp.                                    1,811           54,511
Wilmington Trust Corp.                                     589           24,449
Wintrust Financial Corp.                                   372           16,312
Zions Bancorp                                              721           55,452
                                                                  -------------
Total Banks                                                          10,812,268
                                                                  -------------
Beverages--2.5%
Anheuser-Busch Cos., Inc.                                7,261          378,734
Brown-Forman Corp. Class A                                 248           18,816
Coca-Cola Co. (The)                                     21,044        1,100,811
Coca-Cola Enterprises, Inc.                              1,739           41,736
Molson Coors Brewing Co. Class B                           372           34,395
Pepsi Bottling Group, Inc.                               1,054           35,499
PepsiAmericas, Inc.                                      1,419           34,851
PepsiCo, Inc.                                           10,779          699,018
                                                                  -------------
Total Beverages                                                       2,343,860
                                                                  -------------
Building Materials--0.3%
American Standard Cos., Inc.                             1,054           62,165
Eagle Materials, Inc.                                      465           22,808
Florida Rock Industries, Inc.                              403           27,203
Lennox International, Inc.                                 642           21,976
Martin Marietta Materials, Inc.                            217           35,158
Masco Corp.                                              4,019          114,421
                                                                  -------------
Total Building Materials                                                283,731
                                                                  -------------
Chemicals--2.4%
Air Products & Chemicals, Inc.                           1,398          112,357
Airgas, Inc.                                               489           23,423
Albemarle Corp.                                            868           33,444
Ashland, Inc.                                              346           22,127
Cabot Corp.                                                589           28,084
Celanese Corp. Series A                                  1,023           39,672
Chemtura Corp.                                           2,142           23,798
Cytec Industries, Inc.                                     341           21,746
Dow Chemical Co. (The)                                  12,142          536,918
E.I. du Pont de Nemours & Co.                            9,836          500,062
Eastman Chemical Co.                                       868           55,838
Ecolab, Inc.                                               837           35,740
FMC Corp.                                                  286           25,566
International Flavors & Fragrances, Inc.                   589           30,710
Lubrizol Corp.                                             496           32,017
Lyondell Chemical Co.                                    3,496          129,772
Monsanto Co.                                             1,689          114,075
PPG Industries, Inc.                                     1,522          115,839
Praxair, Inc.                                            1,832          131,886
Rohm & Haas Co.                                          1,823           99,682
RPM International, Inc.                                  1,302           30,089
Sherwin-Williams Co. (The)                                 593           39,417
Sigma-Aldrich Corp.                                        566           24,151
Valhi, Inc.                                                724           11,801
Valspar Corp. (The)                                        713           20,256
Westlake Chemical Corp.                                    649           18,250
                                                                  -------------
Total Chemicals                                                       2,256,720
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Coal--0.1%
Arch Coal, Inc.                                            465    $      16,182
Consol Energy, Inc.                                        419           19,320
Foundation Coal Holdings, Inc.                             334           13,574
Massey Energy Co.                                          543           14,471
Peabody Energy Corp.                                       691           33,430
                                                                  -------------
Total Coal                                                               96,977
                                                                  -------------
Commercial Services--0.6%
Advance America, Cash Advance
 Centers, Inc.                                           1,302           23,097
Deluxe Corp.                                             1,399           56,813
DeVry, Inc.                                                791           26,910
Equifax, Inc.                                              558           24,786
H&R Block, Inc.                                          2,359           55,130
Manpower, Inc.                                             527           48,610
McKesson Corp.                                             434           25,884
Moody's Corp.                                              347           21,583
Pharmaceutical Product Development, Inc.                   375           14,351
R.R. Donnelley & Sons Co.                                2,960          128,791
Robert Half International, Inc.                          1,014           37,011
Service Corp. International                              2,421           30,940
ServiceMaster Co. (The)                                  3,585           55,424
Sotheby's Class A                                          578           26,600
Weight Watchers International, Inc.                        465           23,641
                                                                  -------------
Total Commercial Services                                               599,571
                                                                  -------------
Computers--1.2%
Diebold, Inc.                                              701           36,592
Electronic Data Systems Corp.                            1,178           32,666
Factset Research Systems, Inc.                             332           22,692
Hewlett-Packard Co.                                      7,271          324,432
International Business Machines Corp.                    6,977          734,330
                                                                  -------------
Total Computers                                                       1,150,712
                                                                  -------------
Cosmetics/Personal Care--1.8%
Avon Products, Inc.                                      3,143          115,505
Colgate-Palmolive Co.                                    3,578          232,033
Estee Lauder Cos., Inc. (The) Class A                      445           20,252
Procter & Gamble Co.                                    21,023        1,286,398
                                                                  -------------
Total Cosmetics/Personal Care                                         1,654,188
                                                                  -------------
Distribution/Wholesale--0.2%
CDW Corp.                                                  686           58,289
Fastenal Co.                                               496           20,763
Genuine Parts Co.                                        1,470           72,912
W.W. Grainger, Inc.                                        341           31,730
                                                                  -------------
Total Distribution/Wholesale                                            183,694
                                                                  -------------
Diversified Financial Services--8.4%
Advanta Corp. Class B                                      790           24,601
AG Edwards, Inc.                                           589           49,800
American Express Co.                                     4,019          245,882
Ameriprise Financial, Inc.                                 744           47,296
Bear, Stearns & Co., Inc.                                  310           43,400
BlackRock, Inc.                                            487           76,259
Charles Schwab Corp. (The)                               4,456           91,437

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Chicago Mercantile Exchange Holdings, Inc.
 Class A                                                    62    $      33,130
CIT Group, Inc.                                            930           50,992
Citigroup, Inc.                                         65,702        3,369,857
Cohen & Steers, Inc.                                       213            9,255
Eaton Vance Corp.                                          744           32,870
Fannie Mae                                               2,228          145,555
Federated Investors, Inc. Class B                          722           27,674
First Marblehead Corp. (The)                               353           13,640
Franklin Resources, Inc.                                   403           53,385
Freddie Mac                                              6,639          402,987
GAMCO Investors, Inc. Class A                              428           23,989
Goldman Sachs Group, Inc.                                  977          211,765
Greenhill & Co., Inc. (a)                                  233           16,009
International Securities Exchange, Inc.                    474           30,976
Janus Capital Group, Inc.                                1,364           37,974
Jefferies Group, Inc.                                      713           19,237
JPMorgan Chase & Co.                                    34,424        1,667,843
Legg Mason, Inc.                                           406           39,942
Lehman Brothers Holdings, Inc.                           1,085           80,854
Merrill Lynch & Co., Inc.                                3,252          271,802
Morgan Stanley                                           5,014          420,574
National Financial Partners Corp.                          366           16,949
Nuveen Investments, Inc. Class A                           465           28,900
optionsXpress Holdings, Inc.                               575           14,755
Raymond James Financial, Inc.                              682           21,074
Student Loan Corp. (The)                                   124           25,284
T. Rowe Price Group, Inc.                                1,178           61,126
Thornburg Mortgage, Inc. (a)                             4,015          105,113
Waddell & Reed Financial, Inc. Class A                     899           23,383
                                                                  -------------
Total Diversified Financial Services                                  7,835,569
                                                                  -------------
Electric--5.5%
Alliant Energy Corp.                                     1,302           50,583
Ameren Corp.                                               774           37,934
American Electric Power Co., Inc.                        5,359          241,369
Avista Corp.                                               868           18,705
Black Hills Corp.                                          558           22,181
CenterPoint Energy, Inc.                                 4,860           84,564
Central Vermont Public Service Corp.                        46            1,733
Consolidated Edison, Inc.                                4,054          182,916
Constellation Energy Group, Inc.                         1,522          132,673
Dominion Resources, Inc.                                 4,009          346,017
DPL, Inc.                                                1,460           41,376
DTE Energy Co.                                           2,857          137,765
Duke Energy Corp.                                       16,650          304,695
Edison International                                     2,669          149,784
Energy East Corp.                                        3,609           94,159
Entergy Corp.                                            1,557          167,144
Exelon Corp.                                             5,994          435,165
FirstEnergy Corp.                                        3,123          202,152
FPL Group, Inc.                                          3,768          213,796
Great Plains Energy, Inc.                                1,937           56,405
Hawaiian Electric Industries, Inc.                       1,628           38,567
IDACORP, Inc.                                              968           31,015
Integrys Energy Group, Inc.                              1,146           58,137
ITC Holdings Corp.                                         557           22,631
MDU Resources Group, Inc.                                1,266           35,499
Northeast Utilities                                      1,708           48,439
NSTAR                                                    1,398           45,365
OGE Energy Corp.                                         1,271           46,582
Ormat Technologies, Inc.                                   558           21,025

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Pepco Holdings, Inc.                                     2,619    $      73,856
PG&E Corp.                                               3,651          165,390
Pinnacle West Capital Corp.                              1,946           77,548
PNM Resources, Inc.                                        746           20,731
Portland General Electric Co.                              613           16,821
PPL Corp.                                                3,774          176,585
Progress Energy, Inc.                                    5,236          238,709
Public Service Enterprise Group, Inc.                    2,793          245,170
Puget Energy, Inc.                                       2,514           60,789
SCANA Corp.                                              2,030           77,729
Southern Co.                                            10,543          361,519
TECO Energy, Inc.                                        3,043           52,279
TXU Corp.                                                1,118           75,241
Westar Energy, Inc.                                      1,271           30,860
Wisconsin Energy Corp.                                     837           37,021
Xcel Energy, Inc.                                        5,988          122,574
                                                                  -------------
Total Electric                                                        5,101,198
                                                                  -------------
Electrical Components & Equipment--0.4%
Ametek, Inc.                                               623           24,721
Emerson Electric Co.                                     6,454          302,047
Hubbell, Inc. Class B                                      403           21,851
                                                                  -------------
Total Electrical Components & Equipment                                 348,619
                                                                  -------------
Electronics--0.2%
Amphenol Corp. Class A                                     744           26,524
Applera Corp.                                              357           10,903
AVX Corp.                                                2,016           33,748
Gentex Corp.                                             1,830           36,033
Jabil Circuit, Inc.                                      1,824           40,255
Tektronix, Inc.                                          1,248           42,107
                                                                  -------------
Total Electronics                                                       189,570
                                                                  -------------
Engineering & Construction--0.1%
Fluor Corp.                                                254           28,288
Granite Construction, Inc.                                 348           22,335
                                                                  -------------
Total Engineering & Construction                                         50,623
                                                                  -------------
Entertainment--0.1%
International Game Technology                            1,460           57,962
International Speedway Corp. Class A                       403           21,242
Regal Entertainment Group Class A                        1,271           27,873
                                                                  -------------
Total Entertainment                                                     107,077
                                                                  -------------
Environmental Control--0.1%
Republic Services, Inc.                                  1,596           48,901
                                                                  -------------
Food--1.9%
Campbell Soup Co.                                        2,824          109,599
ConAgra Foods, Inc.                                      4,709          126,484
Corn Products International, Inc.                          775           35,224
Del Monte Foods Co.                                      1,677           20,392
Flowers Foods, Inc.                                        651           21,717
General Mills, Inc.                                      2,981          174,150
H.J. Heinz Co. Ltd.                                      3,541          168,091
Hormel Foods Corp.                                         888           33,167
J.M. Smucker Co. (The)                                     574           36,541
Kellogg Co.                                              3,295          170,648

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Kraft Foods, Inc. Class A                                5,249    $     185,027
Kroger Co. (The)                                         3,490           98,174
McCormick & Co., Inc.                                      837           31,957
Pilgrim's Pride Corp.                                      744           28,398
Safeway, Inc.                                            1,728           58,804
Sara Lee Corp.                                           5,897          102,608
Seaboard Corp.                                              10           23,450
SUPERVALU, Inc.                                          1,755           81,292
SYSCO Corp.                                              5,159          170,195
Tootsie Roll Industries, Inc.                              697           19,314
Tyson Foods, Inc. Class A                                1,247           28,731
Wm. Wrigley Jr. Co.                                      1,460           80,753
                                                                  -------------
Total Food                                                            1,804,716
                                                                  -------------
Forest Products & Paper--0.7%
International Paper Co.                                  4,426          172,835
Louisiana-Pacific Corp.                                    868           16,423
MeadWestvaco Corp.                                       1,894           66,896
Plum Creek Timber Co., Inc.                              2,483          103,442
Schweitzer-Mauduit International, Inc.                      83            2,573
Temple-Inland, Inc.                                        775           47,686
Weyerhaeuser Co.                                         2,932          231,422
                                                                  -------------
Total Forest Products & Paper                                           641,277
                                                                  -------------
Gas--0.8%
AGL Resources, Inc.                                        992           40,156
Atmos Energy Corp.                                       1,178           35,411
Energen Corp.                                              490           26,921
KeySpan Corp.                                            2,483          104,236
New Jersey Resources Corp.                                 748           38,163
Nicor, Inc.                                                651           27,941
NiSource, Inc.                                           3,868           80,106
Northwest Natural Gas Co.                                  330           15,243
Piedmont Natural Gas Co., Inc.                             930           22,925
Sempra Energy                                            2,111          125,034
South Jersey Industries, Inc.                              659           23,315
Southern Union Co.                                         778           25,355
Southwest Gas Corp.                                        590           19,948
UGI Corp.                                                1,023           27,907
Vectren Corp.                                            1,889           50,871
WGL Holdings, Inc.                                       1,689           55,129
                                                                  -------------
Total Gas                                                               718,661
                                                                  -------------
Hand/Machine Tools--0.2%
Black & Decker Corp. (The)                                 403           35,589
Kennametal, Inc.                                           341           27,972
Lincoln Electric Holdings, Inc.                            341           25,316
Snap-On, Inc.                                              496           25,053
Stanley Works (The)                                        589           35,752
                                                                  -------------
Total Hand/Machine Tools                                                149,682
                                                                  -------------
Healthcare-Products--2.1%
Baxter International, Inc.                               2,867          161,527
Beckman Coulter, Inc.                                      370           23,932
Becton Dickinson & Co.                                   1,054           78,523
Biomet, Inc.                                               558           25,512
C.R. Bard, Inc.                                            279           23,054
DENTSPLY International, Inc.                               620           23,721
Hillenbrand Industries, Inc.                               404           26,260

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Johnson & Johnson                                       22,092    $   1,361,308
Medtronic, Inc.                                          3,173          164,552
Stryker Corp.                                              434           27,381
                                                                  -------------
Total Healthcare-Products                                             1,915,770
                                                                  -------------
Healthcare-Services--0.2%
Aetna, Inc.                                                465           22,971
Brookdale Senior Living, Inc.                            1,236           56,325
Manor Care, Inc.                                           403           26,312
Quest Diagnostics, Inc.                                    492           25,412
UnitedHealth Group, Inc.                                   438           22,399
                                                                  -------------
Total Healthcare-Services                                               153,419
                                                                  -------------
Holding Companies-Diversified--0.0%
Leucadia National Corp.                                  1,052           37,083
                                                                  -------------
Home Builders--0.2%
Beazer Homes USA, Inc.                                     441           10,879
Centex Corp.                                               434           17,403
KB Home                                                    434           17,087
Lennar Corp. Class A                                       690           25,226
MDC Holdings, Inc.                                         372           17,990
Pulte Homes, Inc.                                          707           15,872
Ryland Group, Inc. (The)                                   465           17,377
Standard-Pacific Corp.                                     775           13,586
Thor Industries, Inc.                                      646           29,161
                                                                  -------------
Total Home Builders                                                     164,581
                                                                  -------------
Home Furnishings--0.1%
Harman International Industries, Inc.                      219           25,579
Whirlpool Corp.                                            434           48,261
                                                                  -------------
Total Home Furnishings                                                   73,840
                                                                  -------------
Household Products/Wares--0.7%
Avery Dennison Corp.                                     1,378           91,609
Church & Dwight Co., Inc.                                  527           25,538
Clorox Co. (The)                                           899           55,828
Fortune Brands, Inc.                                       969           79,817
Kimberly-Clark Corp.                                     4,581          306,423
Scotts Miracle-Gro Co. (The) Class A                       402           17,262
Tupperware Brands Corp.                                    830           23,854
                                                                  -------------
Total Household Products/Wares                                          600,331
                                                                  -------------
Housewares--0.1%
Newell Rubbermaid, Inc.                                  2,857           84,081
Toro Co. (The)                                             403           23,733
                                                                  -------------
Total Housewares                                                        107,814
                                                                  -------------
Insurance--3.8%
21st Century Insurance Group                               993           21,707
Alfa Corp.                                               1,209           18,824
Allstate Corp. (The)                                     4,605          283,253
AMBAC Financial Group, Inc.                                394           34,353
American Family Life Assurance Co., Inc.                 2,785          143,149
American Financial Group, Inc.                             735           25,100
American International Group, Inc.                       6,610          462,897
American National Insurance Co.                            217           33,114

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

AON Corp.                                                1,715    $      73,076
Arthur J. Gallagher & Co.                                1,271           35,435
Assurant, Inc.                                             340           20,033
Chubb Corp. (The)                                        2,700          146,178
Cigna Corp.                                                426           22,246
Commerce Group, Inc.                                       682           23,679
Delphi Financial Group, Inc. Class A                       412           17,230
Erie Indemnity Co. Class A                                 496           26,804
FBL Financial Group, Inc. Class A                          645           25,361
Fidelity National Title Group, Inc.
 Class A                                                 3,837           90,937
First American Corp.                                       578           28,611
Genworth Financial, Inc. Class A                         1,603           55,143
Hanover Insurance Group, Inc. (The)                        363           17,711
Harleysville Group, Inc.                                   832           27,756
Hartford Financial Services Group,
 Inc. (The)                                              2,134          210,220
HCC Insurance Holdings, Inc.                               671           22,418
Hilb Rogal & Hobbs Co.                                     496           21,259
LandAmerica Financial Group, Inc.                          310           29,912
Lincoln National Corp.                                   2,234          158,502
Loews Corp.                                              1,023           52,153
Marsh & McLennan Cos., Inc.                              3,961          122,316
MBIA, Inc.                                                 837           52,078
Mercury General Corp.                                      589           32,460
Metlife, Inc.                                            2,466          159,008
MGIC Investment Corp.                                      403           22,915
Nationwide Financial Services, Inc.
 Class A                                                   367           23,202
Odyssey Re Holdings Corp.                                  620           26,592
Ohio Casualty Corp.                                        651           28,195
Old Republic International Corp.                         1,832           38,948
Phoenix Cos., Inc. (The)                                 1,398           20,984
PMI Group, Inc. (The)                                      467           20,861
Principal Financial Group, Inc.                          1,071           62,429
Progressive Corp. (The)                                    958           22,925
Protective Life Corp.                                      434           20,750
Prudential Financial, Inc.                               1,634          158,874
Radian Group, Inc.                                         499           26,946
Reinsurance Group of America, Inc.                         363           21,867
RLI Corp.                                                  403           22,548
Safeco Corp.                                               744           46,321
Selective Insurance Group, Inc.                            682           18,332
Stancorp Financial Group, Inc.                             403           21,149
State Auto Financial Corp.                                 558           17,103
Torchmark Corp.                                            375           25,125
Transatlantic Holdings, Inc.                               399           28,381
Travelers Cos., Inc. (The)                               4,736          253,375
Unitrin, Inc.                                              806           39,639
UnumProvident Corp.                                      1,333           34,805
W.R. Berkley Corp.                                         771           25,088
Wesco Financial Corp.                                       62           23,870
Zenith National Insurance Corp.                            496           23,357
                                                                  -------------
Total Insurance                                                       3,567,504
                                                                  -------------
Internet--0.0%
United Online, Inc.                                        845           13,934
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Investment Companies--0.3%
Allied Capital Corp. (a)                                   627    $      19,412
American Capital Strategies Ltd.                         3,620          153,922
Apollo Investment Corp.                                  2,483           53,434
Ares Capital Corp.                                       1,307           22,023
MCG Capital Corp.                                        1,987           31,832
                                                                  -------------
Total Investment Companies                                              280,623
                                                                  -------------
Iron/Steel--0.2%
Allegheny Technologies, Inc.                                94            9,859
Carpenter Technology Corp.                                 150           19,547
Chaparral Steel Co.                                        350           25,155
Nucor Corp.                                                550           32,257
Reliance Steel & Aluminum Co.                              454           25,542
Steel Dynamics, Inc.                                       582           24,392
United States Steel Corp.                                  451           49,045
                                                                  -------------
Total Iron/Steel                                                        185,797
                                                                  -------------
Leisure Time--0.1%
Brunswick Corp.                                            584           19,056
Harley-Davidson, Inc.                                    1,388           82,739
Polaris Industries, Inc.                                   439           23,776
                                                                  -------------
Total Leisure Time                                                      125,571
                                                                  -------------
Lodging--0.3%
Boyd Gaming Corp.                                          567           27,891
Harrah's Entertainment, Inc.                             1,285          109,558
Hilton Hotels Corp.                                        744           24,902
Marriott International, Inc. Class A                       744           32,171
Starwood Hotels & Resorts Worldwide, Inc.                  984           65,997
Station Casinos, Inc.                                      400           34,720
                                                                  -------------
Total Lodging                                                           295,239
                                                                  -------------
Machinery-Construction & Mining--0.4%
Caterpillar, Inc.                                        4,266          334,028
Joy Global, Inc.                                           340           19,832
                                                                  -------------
Total Machinery-Construction & Mining                                   353,860
                                                                  -------------
Machinery-Diversified--0.4%
Cummins, Inc.                                              372           37,650
Deere & Co.                                              1,429          172,537
Graco, Inc.                                                434           17,482
IDEX Corp.                                                 651           25,090
Manitowoc Co., Inc. (The)                                  403           32,393
Rockwell Automation, Inc.                                1,014           70,412
                                                                  -------------
Total Machinery-Diversified                                             355,564
                                                                  -------------
Media--1.6%
Belo Corp. Class A                                       1,147           23,617
CBS Corp. Class A                                          744           24,798
CBS Corp. Class B                                        6,387          212,815
Citadel Broadcasting Corp.                               2,751           17,744
Clear Channel Communications, Inc.                       3,526          133,353
Dow Jones & Co., Inc.                                      589           33,838
E.W. Scripps Co. (The) Class A                             651           29,744
Gannett Co., Inc.                                        1,610           88,470

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------


Hearst-Argyle Television, Inc.                             856    $      20,630
John Wiley & Sons, Inc. Class A                            558           26,946
McGraw-Hill Cos., Inc. (The)                             1,429           97,286
Meredith Corp.                                             403           24,825
New York Times Co. (The) Class A (a)                     1,147           29,134
News Corp. Class A                                       4,912          104,184
News Corp. Class B                                       1,832           42,026
Time Warner, Inc.                                       14,361          302,154
Tribune Co.                                              1,831           53,831
Walt Disney Co. (The)                                    6,325          215,935
Washington Post Co. (The) Class B                           29           22,507
                                                                  -------------
Total Media                                                           1,503,837
                                                                  -------------
Metal Fabricate/Hardware--0.1%
Commercial Metals Co.                                      707           23,875
Precision Castparts Corp.                                  209           25,365
Timken Co. (The)                                           682           24,627
Worthington Industries, Inc.                             1,080           23,382
                                                                  -------------
Total Metal Fabricate/Hardware                                           97,249
                                                                  -------------
Mining--1.7%
Alcoa, Inc.                                              5,359          217,200
Freeport-McMoRan Copper & Gold, Inc.
 Class B                                                 1,209          100,129
Newmont Mining Corp.                                     1,091           42,614
Royal Gold, Inc.                                           379            9,009
Southern Copper Corp. (a)                               12,087        1,139,321
Vulcan Materials Co.                                       527           60,363
                                                                  -------------
Total Mining                                                          1,568,636
                                                                  -------------
Miscellaneous Manufacturing--6.0%
3M Co.                                                   7,440          645,718
Acuity Brands, Inc.                                        349           21,038
Brink's Co. (The)                                          372           23,023
Carlisle Cos., Inc.                                        496           23,069
Crane Co.                                                  496           22,543
Danaher Corp.                                              303           22,877
Donaldson Co., Inc.                                        620           22,041
Dover Corp.                                                868           44,398
Eastman Kodak Co.                                        1,553           43,220
Eaton Corp.                                              1,011           94,023
General Electric Co.                                    97,769        3,742,597
Harsco Corp.                                               496           25,792
Honeywell International, Inc.                            5,738          322,935
Illinois Tool Works, Inc.                                3,374          182,837
ITT Industries, Inc.                                       434           29,634
Lancaster Colony Corp.                                     505           21,154
Leggett & Platt, Inc.                                    1,577           34,773
Pall Corp.                                                 682           31,365
Parker Hannifin Corp.                                      434           42,493
Pentair, Inc.                                              589           22,718
Roper Industries, Inc.                                     434           24,781
SPX Corp.                                                  372           32,665
Teleflex, Inc.                                             341           27,887
Textron, Inc.                                              651           71,682
Trinity Industries, Inc.                                   558           24,295
                                                                  -------------
Total Miscellaneous Manufacturing                                     5,599,558
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------


Office Furnishings--0.1%
Herman Miller, Inc.                                        852    $      26,923
HNI Corp.                                                  675           27,675
Steelcase, Inc. Class A                                  1,988           36,778
                                                                  -------------
Total Office Furnishings                                                 91,376
                                                                  -------------
Office/Business Equipment--0.1%
Pitney Bowes, Inc.                                       2,111           98,837
                                                                  -------------
Oil & Gas--7.3%
Alon USA Energy, Inc.                                      675           29,707
Apache Corp.                                               952           77,674
Berry Petroleum Co. Class A                                662           24,944
Cabot Oil & Gas Corp.                                      514           18,956
Chesapeake Energy Corp.                                    744           25,742
Chevron Corp.                                           21,260        1,790,942
Cimarex Energy Co.                                         640           25,222
ConocoPhillips                                          11,923          935,956
Crosstex Energy, Inc.                                      685           19,680
Devon Energy Corp.                                         992           77,664
Diamond Offshore Drilling, Inc.                            236           23,968
ENSCO International, Inc.                                  434           26,478
EOG Resources, Inc.                                        496           36,238
Exxon Mobil Corp.                                       31,745        2,662,771
Helmerich & Payne, Inc.                                    738           26,140
Hess Corp.                                                 713           42,038
Holly Corp.                                                197           14,615
Marathon Oil Corp.                                       3,974          238,281
Murphy Oil Corp.                                           527           31,325
Noble Energy, Inc.                                         465           29,011
Occidental Petroleum Corp.                               4,830          279,560
Patterson-UTI Energy, Inc.                                 713           18,688
Penn Virginia Corp.                                        360           14,472
Pioneer Natural Resources Co.                              415           20,215
Pogo Producing Co.                                         465           23,617
Range Resources Corp.                                      604           22,596
St. Mary Land & Exploration Co.                            279           10,217
Sunoco, Inc.                                               527           41,991
Tesoro Corp.                                               306           17,488
Valero Energy Corp.                                      1,107           81,763
W&T Offshore, Inc.                                         320            8,957
Western Refining, Inc.                                     237           13,699
XTO Energy, Inc.                                           806           48,441
                                                                  -------------
Total Oil & Gas                                                       6,759,056
                                                                  -------------
Oil & Gas Services--0.2%
Baker Hughes, Inc.                                         806           67,810
CARBO Ceramics, Inc.                                       307           13,450
RPC, Inc.                                                  610           10,394
Smith International, Inc.                                  557           32,662
Tidewater, Inc.                                            421           29,840
                                                                  -------------
Total Oil & Gas Services                                                154,156
                                                                  -------------
Packaging & Containers--0.2%
Ball Corp.                                                 527           28,021
Bemis Co.                                                  775           25,715
Greif, Inc. Class A                                        436           25,990

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Packaging Corp. of America                               1,429    $      36,167
Sealed Air Corp.                                           744           23,079
Sonoco Products Co.                                        837           35,832
                                                                  -------------
Total Packaging & Containers                                            174,804
                                                                  -------------
Pharmaceuticals--7.2%
Abbott Laboratories                                     13,161          704,772
Allergan, Inc.                                             372           21,442
AmerisourceBergen Corp.                                    465           23,004
Bristol-Myers Squibb Co.                                29,171          920,637
Cardinal Health, Inc.                                      735           51,920
Eli Lilly & Co.                                         11,217          626,806
Merck & Co., Inc.                                       27,373        1,363,175
Omnicare, Inc.                                             434           15,650
Pfizer, Inc.                                            88,612        2,265,809
Schering-Plough Corp.                                    4,748          144,529
Wyeth                                                    9,591          549,948
                                                                  -------------
Total Pharmaceuticals                                                 6,687,692
                                                                  -------------
Pipelines--0.3%
El Paso Corp.                                            1,874           32,289
Equitable Resources, Inc.                                  837           41,482
National Fuel Gas Co.                                      930           40,278
ONEOK, Inc.                                              1,240           62,509
Questar Corp.                                              682           36,044
Williams Cos., Inc. (The)                                1,654           52,299
                                                                  -------------
Total Pipelines                                                         264,901
                                                                  -------------
Real Estate--0.1%
Forest City Enterprises, Inc. Class A                      434           26,682
Forest City Enterprises, Inc. Class B                      434           26,912
Jones Lang LaSalle, Inc.                                   248           28,148
St. Joe Co. (The)                                          434           20,112
                                                                  -------------
Total Real Estate                                                       101,854
                                                                  -------------
REITS--4.3%
Alexandria Real Estate Equities, Inc.                      217           21,010
AMB Property Corp.                                         899           47,845
American Financial Realty Trust                          3,744           38,638
Apartment Investment & Management Co.
 Class A                                                 1,522           76,739
Archstone-Smith Trust                                    2,359          139,439
AvalonBay Communities, Inc.                                651           77,391
BioMed Realty Trust, Inc.                                  682           17,132
Boston Properties, Inc.                                  1,023          104,479
Brandywine Realty Trust                                  1,491           42,613
BRE Properties, Inc. Class A                               589           34,922
Camden Property Trust                                      589           39,445
CBL & Associates Properties, Inc.                          837           30,174
Colonial Properties Trust                                  744           27,119
Corporate Office Properties Trust                          465           19,070
Cousins Properties, Inc.                                   682           19,785
Crescent Real Estate Equities Co.                        2,266           50,849
Developers Diversified Realty Corp.                      1,460           76,957
DiamondRock Hospitality Co.                              1,271           24,251
Digital Realty Trust, Inc.                                 595           22,420
Duke Realty Corp.                                        2,080           74,194
EastGroup Properties, Inc.                                 434           19,018
Entertainment Properties Trust                             527           28,342
Equity Lifestyle Properties, Inc.                          434           22,650

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Equity One, Inc.                                         1,147    $      29,306
Equity Residential                                       3,434          156,692
Essex Property Trust, Inc.                                 217           25,237
Extra Space Storage, Inc.                                1,845           30,443
Federal Realty Investment Trust                            496           38,321
FelCor Lodging Trust, Inc.                                 930           24,208
Feldman Mall Properties, Inc.                              377            4,298
First Industrial Realty Trust, Inc.                        899           34,845
Franklin Street Properties Corp.                         2,488           41,152
General Growth Properties, Inc.                          2,483          131,475
Glimcher Realty Trust                                      775           19,375
Health Care Property Investors, Inc.                     3,037           87,860
Health Care REIT, Inc.                                   1,427           57,594
Healthcare Realty Trust, Inc.                            1,023           28,419
Highland Hospitality Corp.                               1,858           35,674
Highwoods Properties, Inc.                                 837           31,388
Home Properties, Inc.                                      496           25,757
Hospitality Properties Trust                             1,491           61,862
Host Hotels & Resorts, Inc.                              5,434          125,634
HRPT Properties Trust                                    4,674           48,610
Inland Real Estate Corp.                                 2,248           38,171
iStar Financial, Inc.                                    2,824          125,188
Kilroy Realty Corp.                                        279           19,764
Kimco Realty Corp.                                       2,406           91,596
LaSalle Hotel Properties                                   465           20,190
Lexington Corporate Properties Trust                     1,613           33,550
Liberty Property Trust                                   1,429           62,776
Macerich Co. (The)                                         806           66,431
Mack-Cali Realty Corp.                                     992           43,142
Maguire Properties, Inc.                                   620           21,285
Mid-America Apartment Communities, Inc.                    341           17,896
National Retail Properties, Inc.                           992           21,685
Nationwide Health Properties, Inc.                       1,491           40,555
Omega Healthcare Investors, Inc.                         1,687           26,705
Pennsylvania Real Estate Investment Trust                  589           26,110
Post Properties, Inc.                                      527           27,473
Potlatch Corp.                                             747           32,158
ProLogis                                                 2,297          130,699
PS Business Parks, Inc.                                    341           21,609
Public Storage, Inc.                                     1,169           89,803
Rayonier, Inc.                                           1,429           64,505
Realty Income Corp.                                      1,584           39,901
Regency Centers Corp.                                      744           52,452
Senior Housing Properties Trust                          1,553           31,604
Simon Property Group, Inc.                               2,160          200,965
SL Green Realty Corp.                                      408           50,547
Sovran Self Storage, Inc.                                  519           24,995
Spirit Finance Corp.                                     1,739           25,320
Strategic Hotels & Resorts, Inc.                           961           21,613
Sunstone Hotel Investors, Inc.                             744           21,122
Tanger Factory Outlet Centers, Inc.                        750           28,088
Taubman Centers, Inc.                                      496           24,607
UDR, Inc.                                                1,832           48,182
U-Store-It Trust                                         1,964           32,190
Ventas, Inc.                                             1,522           55,173
Vornado Realty Trust                                     1,297          142,461
Washington Real Estate Investment Trust                    589           20,026
Weingarten Realty Investors                              1,271           52,238
                                                                  -------------
Total REITS                                                           3,985,407
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Retail--4.2%
Abercrombie & Fitch Co. Class A                            341    $      24,886
Advance Auto Parts, Inc.                                   527           21,359
American Eagle Outfitters, Inc.                            785           20,143
Applebees International, Inc.                              854           20,581
Barnes & Noble, Inc.                                       527           20,274
bebe stores, inc                                           931           14,905
Best Buy Co., Inc.                                       1,133           52,877
Brinker International, Inc.                                796           23,299
Cash America International, Inc.                           444           17,605
Costco Wholesale Corp.                                   2,030          118,796
CVS Corp.                                                3,655          133,225
Darden Restaurants, Inc.                                   558           24,546
Dillard's, Inc. Class A                                    624           22,420
Dollar General Corp.                                     1,302           28,540
Family Dollar Stores, Inc.                                 806           27,662
Foot Locker, Inc.                                          806           17,571
Gap, Inc. (The)                                          4,550           86,905
Home Depot, Inc. (The)                                  19,086          751,034
J.C. Penney Co., Inc.                                      754           54,575
Limited Brands, Inc.                                     2,928           80,374
Longs Drug Stores Corp.                                    650           34,138
Lowe's Cos., Inc.                                        3,277          100,571
Macy's, Inc.                                             2,185           86,919
McDonald's Corp.                                         9,762          495,519
Men's Wearhouse, Inc. (The)                                256           13,074
MSC Industrial Direct Co. Class A                          366           20,130
Nordstrom, Inc.                                            693           35,426
OfficeMax, Inc.                                            376           14,777
PetSmart, Inc.                                             462           14,992
RadioShack Corp.                                         1,099           36,421
Ross Stores, Inc.                                          531           16,355
Staples, Inc.                                            1,956           46,416
Target Corp.                                             2,279          144,944
Tiffany & Co.                                              737           39,105
TJX Cos., Inc.                                           1,367           37,593
United Auto Group, Inc.                                    829           17,649
Wal-Mart Stores, Inc.                                   22,503        1,082,618
Wendy's International, Inc.                                372           13,671
Williams-Sonoma, Inc.                                      646           20,401
World Fuel Services Corp.                                  313           13,165
Yum! Brands, Inc.                                        1,612           52,745
                                                                  -------------
Total Retail                                                          3,898,206
                                                                  -------------
Savings & Loans--1.4%
BankUnited Financial Corp. Class A                       1,188           23,843
Capitol Federal Financial                                1,429           52,759
Downey Financial Corp.                                     279           18,408
First Niagara Financial Group, Inc.                      3,940           51,614
Flagstar Bancorp, Inc.                                   2,775           33,439
Hudson City Bancorp, Inc.                                4,116           50,298
Kearny Financial Corp.                                   1,367           18,427
MAF Bancorp, Inc.                                          808           43,842
New York Community Bancorp, Inc.                         7,240          123,225
NewAlliance Bancshares, Inc.                             1,367           20,122
Northwest Bancorp, Inc.                                    775           20,259
Provident Financial Services, Inc.                       1,872           29,503
Sovereign Bancorp, Inc.                                  2,714           57,374

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Washington Federal, Inc.                                 1,936    $      47,064
Washington Mutual, Inc.                                 17,440          743,641
                                                                  -------------
Total Savings & Loans                                                 1,333,818
                                                                  -------------
Semiconductors--1.8%
Analog Devices, Inc.                                     2,748          103,435
Applied Materials, Inc.                                  5,677          112,802
Intel Corp.                                             45,555        1,082,388
Intersil Corp. Class A                                   1,389           43,698
KLA -Tencor Corp.                                          792           43,520
Microchip Technology, Inc.                               2,469           91,452
National Semiconductor Corp.                             1,579           44,638
Texas Instruments, Inc.                                  3,018          113,567
Xilinx, Inc.                                             2,038           54,557
                                                                  -------------
Total Semiconductors                                                  1,690,057
                                                                  -------------
Software--2.1%
Automatic Data Processing, Inc.                          3,409          165,234
CA, Inc.                                                   890           22,989
Fair Isaac Corp.                                           369           14,804
Fidelity National Information
 Services, Inc.                                            487           26,434
First Data Corp.                                         2,356           76,971
Global Payments, Inc.                                      434           17,208
IMS Health, Inc.                                           713           22,909
Mastercard, Inc. Class A                                   160           26,539
Microsoft Corp.                                         48,550        1,430,768
MoneyGram International, Inc.                              558           15,596
Paychex, Inc.                                            2,653          103,785
SEI Investments Co.                                        672           19,515
Total System Services, Inc.                              1,054           31,104
                                                                  -------------
Total Software                                                        1,973,856
                                                                  -------------
Telecommunications--6.4%
ALLTEL Corp.                                             1,090           73,630
AT&T, Inc.                                              69,817        2,897,405
CenturyTel, Inc.                                           496           24,329
Citizens Communications Co.                              8,181          124,924
Consolidated Communications Holdings, Inc.               1,160           26,216
Embarq Corp.                                             1,959          124,142
FairPoint Communications, Inc.                           1,278           22,685
Harris Corp.                                               869           47,404
Iowa Telecommunications Services, Inc.                   1,085           24,662
QUALCOMM, Inc.                                           7,929          344,039
Sprint Nextel Corp.                                      5,620          116,390
Telephone & Data Systems, Inc.                             496           31,035
Telephone & Data Systems, Inc.
 Special Shares                                            496           28,545
Verizon Communications, Inc.                            45,575        1,876,322
Virgin Media, Inc.                                         816           19,886
Windstream Corp.                                        11,298          166,758
                                                                  -------------
Total Telecommunications                                              5,948,372
                                                                  -------------
Textiles--0.0%
Cintas Corp.                                             1,028           40,534
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Toys/Games/Hobbies--0.1%
Hasbro, Inc.                                             1,240    $      38,948
Mattel, Inc.                                             3,759           95,066
                                                                  -------------
Total Toys/Games/Hobbies                                                134,014
                                                                  -------------
Transportation--1.1%
Alexander & Baldwin, Inc.                                  378           20,076
Burlington Northern Santa Fe Corp.                       1,569          133,585
C.H. Robinson Worldwide, Inc.                              694           36,449
Con-way, Inc.                                              341           17,132
CSX Corp.                                                1,569           70,731
Expeditors International Washington, Inc.                  494           20,402
FedEx Corp.                                                279           30,961
Florida East Coast Industries, Inc.                        192           15,932
JB Hunt Transport Services, Inc.                           680           19,938
Laidlaw International, Inc.                                775           26,776
Landstar System, Inc.                                      191            9,216
Norfolk Southern Corp.                                   1,913          100,566
Overseas Shipholding Group, Inc.                           366           29,792
Ryder System, Inc.                                         341           18,346
Union Pacific Corp.                                      1,160          133,574
United Parcel Service, Inc. Class B                      4,404          321,491
                                                                  -------------
Total Transportation                                                  1,004,967
                                                                  -------------
Trucking & Leasing--0.0%
GATX Corp.                                                 401           19,749
                                                                  -------------
Water--0.0%
Aqua America, Inc. (a)                                     972           21,860
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $86,160,442)                                                  92,798,142
                                                                  =============

SHORT-TERM INVESTMENT--0.7%
MONEY MARKET FUND(b)--0.7%
Columbia Cash Reserves Fund, 4.96%
(Cost: $650,387)                                       650,387          650,387
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--1.4%
MONEY MARKET FUNDS(c)--1.4%
UBS Enhanced Yield Portfolio, 5.27%                    258,117          258,117
UBS Private Money Market Fund LLC, 5.25%             1,048,483        1,048,483
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED
(Cost: $1,306,600)(d)                                                 1,306,600
                                                                  =============
TOTAL INVESTMENTS IN SECURITIES--101.8%
(Cost: $88,117,429)(e)                                               94,755,129


Liabilities in Excess of Other Assets--(1.8)%                        (1,699,213)
                                                                  -------------

NET ASSETS--100.0%                                                $  93,055,916
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Total Dividend Fund
June 30, 2007
================================================================================

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $1,268,562 and the total market value of the collateral held by the Fund was $1,306,600.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                30.1%
Consumer Non-Cyclical                                                    19.7%
Industrial                                                               11.0%
Communications                                                            8.1%
Energy                                                                    7.8%
Consumer Cyclical                                                         6.5%
Utilities                                                                 6.3%
Technology                                                                5.3%
Basic Materials                                                           4.9%
Diversified                                                               0.0% #
Other                                                                     0.3%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

#     Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.5%
Agriculture--5.1%
Altria Group, Inc.                                     135,117    $   9,477,106
Loews Corp.                                              4,853          374,991
Reynolds American, Inc.                                 22,401        1,460,545
Universal Corp.                                          1,590           96,863
UST, Inc.                                               10,170          546,231
Vector Group Ltd.                                        8,269          186,301
                                                                  -------------
Total Agriculture                                                    12,142,037
                                                                  -------------
Apparel--0.2%
Cherokee, Inc.                                           1,123           41,034
VF Corp.                                                 5,049          462,388
                                                                  -------------
Total Apparel                                                           503,422
                                                                  -------------
Auto Manufacturers--0.4%
General Motors Corp.                                    24,057          909,355
                                                                  -------------
Auto Parts & Equipment--0.2%
American Axle & Manufacturing
 Holdings, Inc.                                          4,221          125,027
Cooper Tire & Rubber Co.                                 4,049          111,833
Modine Manufacturing Co.                                 4,147           93,722
Standard Motor Products, Inc.                            3,474           52,214
Superior Industries International, Inc.                  3,836           83,471
                                                                  -------------
Total Auto Parts & Equipment                                            466,267
                                                                  -------------
Banks--18.9%
Associated Banc-Corp                                     6,963          227,690
BancorpSouth, Inc.                                         810           19,813
Bank of America Corp.                                  299,217       14,628,718
Bank of Granite Corp.                                    1,982           33,080
Bank of Hawaii Corp.                                     2,532          130,752
BB&T Corp.                                              33,205        1,350,779
Cadence Financial Corp.                                  4,014           78,193
Chemical Financial Corp.                                 2,941           76,084
Chittenden Corp.                                         1,866           65,217
City Holding Co.                                           729           27,943
Colonial BancGroup, Inc. (The)                           6,540          163,304
Comerica, Inc.                                           9,995          594,403
Compass Bancshares, Inc.                                 5,501          379,459
Corus Bankshares, Inc. (a)                               2,158           37,247
Fifth Third Bancorp                                     35,292        1,403,563
First Bancorp                                            3,315           62,090
First Busey Corp. (a)                                    2,900           57,971
First Charter Corp.                                      2,759           53,718
First Community Bancshares, Inc.                         1,993           62,162
First Financial Bancorp                                  2,043           30,625
First Financial Bankshares, Inc.                           810           31,436
First Horizon National Corp.                             8,724          340,236
First Merchants Corp.                                    4,698          112,893
First Midwest Bancorp, Inc.                              2,581           91,651
FirstMerit Corp.                                         2,438           51,027
FNB Corp./PA                                             4,603           77,054
Fulton Financial Corp.                                   9,351          134,841
Huntington Bancshares, Inc.                             15,094          343,238
KeyCorp                                                 24,152          829,138
Lakeland Bancorp, Inc.                                   2,480           32,984
MainSource Financial Group, Inc.                         3,257           54,685
National City Corp.                                     40,500        1,349,460

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

National Penn Bancshares, Inc.                           2,270    $      37,864
NBT Bancorp, Inc.                                        4,247           95,812
Old National Bancorp                                     4,956           82,319
Pacific Capital Bancorp                                  1,946           52,503
Park National Corp.                                         27            2,289
PNC Financial Services Group, Inc. (The)                14,208        1,017,009
Provident Bankshares Corp.                               1,855           60,807
Regions Financial Corp.                                 43,185        1,429,424
Royal Bancshares of Pennsylvania, Inc.
 Class A                                                 4,065           80,121
S&T Bancorp, Inc.                                        3,687          121,302
Seacoast Banking Corp. of Florida                          808           17,574
State Bancorp, Inc.                                        662           11,036
Sterling Bancorp                                         3,520           56,426
SunTrust Banks, Inc.                                    16,692        1,431,172
TCF Financial Corp.                                      7,370          204,886
TrustCo Bank Corp.                                       1,577           15,581
U.S. Bancorp                                           110,702        3,647,630
UnionBanCal Corp.                                        8,131          485,421
United Bankshares, Inc.                                  2,277           72,409
Valley National Bancorp                                  5,843          131,409
Wachovia Corp.                                         132,292        6,779,964
Washington Trust Bancorp, Inc.                             714           18,000
Wells Fargo & Co.                                      173,863        6,114,761
WesBanco, Inc.                                           2,235           65,933
Westamerica Bancorp                                      1,427           63,130
Whitney Holding Corp.                                    1,120           33,712
Wilmington Trust Corp.                                   3,322          137,896
                                                                  -------------
Total Banks                                                          45,197,844
                                                                  -------------
Beverages--2.2%
Coca-Cola Co. (The)                                     99,977        5,229,797
                                                                  -------------
Building Materials--0.2%
LSI Industries, Inc.                                       945           16,916
Masco Corp.                                             18,831          536,118
                                                                  -------------
Total Building Materials                                                553,034
                                                                  -------------
Chemicals--2.8%
Dow Chemical Co. (The)                                  55,896        2,471,720
E.I. du Pont de Nemours & Co.                           45,433        2,309,813
Eastman Chemical Co.                                     4,108          264,268
Ferro Corp.                                              1,863           46,445
Kronos Worldwide, Inc.                                   2,402           60,651
Lyondell Chemical Co.                                   15,601          579,109
NL Industries, Inc. (a)                                  3,328           33,347
Olin Corp.                                               6,382          134,022
PPG Industries, Inc.                                     7,685          584,905
Quaker Chemical Corp.                                      486           11,470
RPM International, Inc.                                  6,033          139,423
Sensient Technologies Corp.                              2,179           55,325
UAP Holding Corp.                                        2,367           71,341
                                                                  -------------
Total Chemicals                                                       6,761,839
                                                                  -------------
Commercial Services--0.4%
Advance America, Cash Advance
 Centers, Inc.                                           4,604           81,675
Coinmach Service Corp. Class A                           3,213           42,508
Deluxe Corp.                                             3,217          130,642
Diamond Management & Technology
 Consultants, Inc.                                       3,736           49,315
Landauer, Inc.                                             714           35,165

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Pre-Paid Legal Services, Inc.                              801    $      51,512
R.R. Donnelley & Sons Co.                               10,037          436,711
ServiceMaster Co. (The)                                 16,403          253,590
                                                                  -------------
Total Commercial Services                                             1,081,118
                                                                  -------------
Distribution/Wholesale--0.2%
BlueLinx Holdings, Inc.                                  2,552           26,770
Genuine Parts Co.                                        8,644          428,743
                                                                  -------------
Total Distribution/Wholesale                                            455,513
                                                                  -------------
Diversified Financial Services--11.0%
Citigroup, Inc.                                        307,783       15,786,191
Freddie Mac                                             33,690        2,044,983
IndyMac Bancorp, Inc. (a)                                2,826           82,434
JPMorgan Chase & Co.                                   159,561        7,730,730
Student Loan Corp. (The)                                   492          100,319
Thornburg Mortgage, Inc. (a)                            21,494          562,713
                                                                  -------------
Total Diversified Financial Services                                 26,307,370
                                                                  -------------
Electric--8.5%
ALLETE, Inc.                                             1,461           68,740
Alliant Energy Corp.                                     4,814          187,024
Ameren Corp.                                            14,936          732,013
American Electric Power Co., Inc.                       23,009        1,036,325
Black Hills Corp.                                        2,520          100,170
CenterPoint Energy, Inc.                                17,452          303,665
Central Vermont Public Service Corp.                     1,398           52,677
CH Energy Group, Inc.                                      144            6,476
Cleco Corp.                                              6,224          152,488
Consolidated Edison, Inc.                               18,970          855,926
Dominion Resources, Inc.                                18,992        1,639,199
DPL, Inc.                                                6,470          183,360
DTE Energy Co.                                          12,068          581,919
Duke Energy Corp.                                       85,936        1,572,629
Empire District Electric Co. (The)                       2,126           47,559
Energy East Corp.                                       10,980          286,468
FirstEnergy Corp.                                       14,943          967,260
FPL Group, Inc.                                         17,702        1,004,411
Great Plains Energy, Inc.                                6,992          203,607
Hawaiian Electric Industries, Inc.                       5,877          139,226
Idacorp, Inc.                                              568           18,199
Integrys Energy Group, Inc.                              5,606          284,392
ITC Holdings Corp.                                       1,930           78,416
MGE Energy, Inc.                                         1,209           39,498
Northeast Utilities                                      6,219          176,371
NorthWestern Corp.                                       1,883           59,898
NSTAR                                                    6,308          204,695
OGE Energy Corp.                                         4,849          177,716
Otter Tail Corp.                                         1,685           54,038
Pepco Holdings, Inc.                                    11,895          335,439
PG&E Corp.                                              15,513          702,739
Pinnacle West Capital Corp.                              7,375          293,894
PNM Resources, Inc.                                      4,137          114,967
Portland General Electric Co.                            4,885          134,044
PPL Corp.                                               18,321          857,240
Progress Energy, Inc.                                   19,934          908,791
Public Service Enterprise Group, Inc.                   13,322        1,169,405
Puget Energy, Inc.                                       7,525          181,955
SCANA Corp.                                              7,277          278,636
Southern Co.                                            49,206        1,687,273

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

TECO Energy, Inc.                                       14,771    $     253,766
TXU Corp.                                               21,909        1,474,476
UIL Holdings Corp.                                         503           16,649
Westar Energy, Inc.                                      5,027          122,056
Xcel Energy, Inc.                                       26,527          543,008
                                                                  -------------
Total Electric                                                       20,288,703
                                                                  -------------
Electrical Components & Equipment--0.0%
Hubbell, Inc. Class A                                      196           10,604
                                                                  -------------
Entertainment--0.1%
Regal Entertainment Group Class A                        7,703          168,927
                                                                  -------------
Food--1.0%
ConAgra Foods, Inc.                                     23,570          633,090
H.J. Heinz Co. Ltd.                                     16,313          774,378
Kraft Foods, Inc. Class A                               22,060          777,616
Lance, Inc.                                              1,399           32,960
Nash Finch Co.                                             734           36,333
Weis Markets, Inc.                                       1,090           44,156
                                                                  -------------
Total Food                                                            2,298,533
                                                                  -------------
Forest Products & Paper--1.2%
Bowater, Inc. (a)                                        3,391           84,605
International Paper Co.                                 22,374          873,705
Louisiana-Pacific Corp.                                    507            9,592
MeadWestvaco Corp.                                       9,188          324,520
Plum Creek Timber Co., Inc.                             11,798          491,505
Weyerhaeuser Co.                                        15,191        1,199,026
Xerium Technologies, Inc.                                  557            4,244
                                                                  -------------
Total Forest Products & Paper                                         2,987,197
                                                                  -------------
Gas--0.8%
AGL Resources, Inc.                                      4,994          202,157
Atmos Energy Corp.                                       4,773          143,476
Cascade Natural Gas Corp.                                  861           22,739
KeySpan Corp.                                           12,283          515,641
New Jersey Resources Corp.                               1,354           69,081
Nicor, Inc.                                              2,606          111,850
NiSource, Inc.                                          15,495          320,901
Northwest Natural Gas Co.                                1,458           67,345
Piedmont Natural Gas Co., Inc. (a)                       4,175          102,914
South Jersey Industries, Inc.                            1,366           48,329
Vectren Corp.                                            4,913          132,307
WGL Holdings, Inc.                                       3,999          130,527
                                                                  -------------
Total Gas                                                             1,867,267
                                                                  -------------
Healthcare-Services--0.1%
Brookdale Senior Living, Inc. (a)                        5,687          259,157
                                                                  -------------
Home Furnishings--0.1%
Bassett Furniture Industries, Inc.                       1,993           27,204
Furniture Brands International, Inc.                     3,320           47,144
Kimball International, Inc. Class B                      2,273           31,845
La-Z-Boy, Inc. (a)                                       5,036           57,713
                                                                  -------------
Total Home Furnishings                                                  163,906
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Household Products/Wares--0.7%
Ennis, Inc.                                              1,241    $      29,188
Kimberly-Clark Corp.                                    21,150        1,414,723
Standard Register Co. (The)                              2,269           25,867
Tupperware Brands Corp.                                  4,182          120,191
WD-40 Co.                                                  576           18,933
                                                                  -------------
Total Household Products/Wares                                        1,608,902
                                                                  -------------
Housewares--0.2%
Newell Rubbermaid, Inc.                                 12,604          370,936
                                                                  -------------
Insurance--0.8%
American National Insurance Co.                          1,142          174,269
Arthur J. Gallagher & Co. (a)                            6,386          178,042
Baldwin & Lyons, Inc. Class B                              818           21,252
Cincinnati Financial Corp.                               8,136          353,102
Commerce Group, Inc.                                     3,660          127,075
Fidelity National Title Group, Inc.
 Class A                                                17,843          422,879
Mercury General Corp.                                    3,387          186,658
Old Republic International Corp.                         9,394          199,716
Unitrin, Inc.                                            3,167          155,753
Zenith National Insurance Corp.                          1,851           87,164
                                                                  -------------
Total Insurance                                                       1,905,910
                                                                  -------------
Internet--0.0%
United Online, Inc.                                      6,107          100,704
                                                                  -------------
Investment Companies--0.9%
Allied Capital Corp. (a)                                16,661          515,825
American Capital Strategies Ltd.                        17,955          763,446
Apollo Investment Corp.                                 10,826          232,976
Ares Capital Corp.                                       6,387          107,621
Gladstone Capital Corp. (a)                              1,804           38,714
Gladstone Investment Corp.                               6,885           97,836
Hercules Technology Growth Capital, Inc.                 2,185           29,519
MCG Capital Corp.                                        8,624          138,156
Medallion Financial Corp.                                4,253           50,313
MVC Capital, Inc.                                        1,053           19,807
NGP Capital Resources Co.                                1,242           20,766
Patriot Capital Funding, Inc.                            2,458           36,501
Prospect Energy Corp. (a)                                1,697           29,647
Technology Investment Capital Corp.                      2,967           46,849
                                                                  -------------
Total Investment Companies                                            2,127,976
                                                                  -------------
Leisure Time--0.0%
Polaris Industries, Inc.                                 2,049          110,974
                                                                  -------------
Machinery-Diversified--0.0%
Briggs & Stratton Corp.                                  2,022           63,814
                                                                  -------------
Media--0.7%
Belo Corp. Class A                                       4,952          101,962
CBS Corp. Class B                                       31,043        1,034,352
Citadel Broadcasting Corp.                              14,510           93,590
Dow Jones & Co., Inc.                                      964           55,382
Entercom Communications Corp.                            3,163           78,727
New York Times Co. (The) Class A (a)                     8,351          212,115

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Sinclair Broadcast Group, Inc. Class A                   3,203    $      45,547
World Wrestling Entertainment, Inc.                      3,387           54,158
                                                                  -------------
Total Media                                                           1,675,833
                                                                  -------------
Metal Fabricate/Hardware--0.0%
Worthington Industries, Inc.                             5,173          111,995
                                                                  -------------
Mining--1.9%
Compass Minerals International, Inc.                     2,088           72,370
Southern Copper Corp. (a)                               46,840        4,415,138
                                                                  -------------
Total Mining                                                          4,487,508
                                                                  -------------
Miscellaneous Manufacturing--7.5%
General Electric Co.                                   464,863       17,794,956
Koppers Holdings, Inc.                                   1,215           40,921
Leggett & Platt, Inc.                                    8,180          180,369
Reddy Ice Holdings, Inc.                                 1,470           41,924
                                                                  -------------
Total Miscellaneous Manufacturing                                    18,058,170
                                                                  -------------
Office Furnishings--0.0%
Steelcase Inc. Class A                                   3,733           69,061
                                                                  -------------
Office/Business Equipment--0.2%
Pitney Bowes, Inc.                                       9,710          454,622
                                                                  -------------
Oil & Gas--3.5%
Chevron Corp.                                           99,300        8,365,032
                                                                  -------------
Oil & Gas Services--0.0%
MarkWest Hydrocarbon, Inc.                                 553           31,759
                                                                  -------------
Packaging & Containers--0.1%
Packaging Corp. of America                               7,276          184,156
                                                                  -------------
Pharmaceuticals--9.8%
Bristol-Myers Squibb Co.                               140,197        4,424,617
Eli Lilly & Co.                                         53,477        2,988,295
Merck & Co., Inc.                                      117,573        5,855,135
Pfizer, Inc.                                           400,521       10,241,322
                                                                  -------------
Total Pharmaceuticals                                                23,509,369
                                                                  -------------
Pipelines--0.2%
National Fuel Gas Co.                                    4,094          177,311
ONEOK, Inc.                                              5,466          275,541
                                                                  -------------
Total Pipelines                                                         452,852
                                                                  -------------
Real Estate--0.0%
Resource Capital Corp.                                   3,485           48,720
                                                                  -------------
REITS--6.7%
Acadia Realty Trust                                      1,377           35,733
Agree Realty Corp.                                         658           20,563
Alexandria Real Estate Equities, Inc.                    1,272          123,155
AMB Property Corp.                                       4,168          221,821
American Campus Communities, Inc.                        2,098           59,352
American Financial Realty Trust                         15,484          159,795
American First Apartment Investors, Inc.                 1,036           25,641
American Land Lease, Inc.                                2,147           53,675

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Apartment Investment & Management Co.
 Class A                                                 6,242    $     314,722
Archstone-Smith Trust                                   10,901          644,357
Ashford Hospitality Trust, Inc.                         10,319          121,351
Associated Estates Realty Corp.                          4,207           65,587
BioMed Realty Trust, Inc.                                  833           20,925
Brandywine Realty Trust                                  7,294          208,463
BRE Properties, Inc. Class A                             2,576          152,731
BRT Realty Trust                                           950           24,710
Camden Property Trust                                    2,975          199,236
Capital Lease Funding, Inc.                              2,772           29,799
CBL & Associates Properties, Inc.                        4,823          173,869
Cedar Shopping Centers, Inc.                             2,286           32,804
Colonial Properties Trust                                1,653           60,252
Cousins Properties, Inc.                                 3,396           98,518
Crescent Real Estate Equities Co.                       10,997          246,773
Developers Diversified Realty Corp.                      6,153          324,325
DiamondRock Hospitality Co.                              4,751           90,649
Digital Realty Trust, Inc.                               2,184           82,293
Duke Realty Corp.                                        9,234          329,376
EastGroup Properties, Inc.                               1,358           59,508
Education Realty Trust, Inc.                             7,571          106,221
Entertainment Properties Trust                           1,952          104,979
Equity Inns, Inc.                                        4,750          106,400
Equity One, Inc.                                         5,156          131,736
Equity Residential                                      17,621          804,045
Extra Space Storage, Inc.                                4,857           80,141
Federal Realty Investment Trust                          2,401          185,501
FelCor Lodging Trust, Inc.                               4,306          112,085
First Industrial Realty Trust, Inc.                      4,013          155,544
First Potomac Realty Trust                               1,295           30,161
Franklin Street Properties Corp.                         8,039          132,965
General Growth Properties, Inc.                         12,260          649,166
Getty Realty Corp.                                       2,124           55,819
Glimcher Realty Trust                                    4,102          102,550
Health Care REIT, Inc.                                   6,702          270,493
Healthcare Realty Trust, Inc.                            4,818          133,844
Hersha Hospitality Trust                                 3,090           36,524
Highland Hospitality Corp.                               4,049           77,741
Highwoods Properties, Inc.                               6,184          231,900
Home Properties, Inc.                                      332           17,241
Hospitality Properties Trust                             6,783          281,427
Host Hotels & Resorts, Inc.                             25,313          585,236
HRPT Properties Trust                                   25,688          267,155
Inland Real Estate Corp.                                 5,487           93,169
Investors Real Estate Trust (a)                          4,508           46,568
iStar Financial, Inc.                                   12,716          563,699
Kilroy Realty Corp.                                      1,379           97,688
Kite Realty Group Trust                                  1,839           34,978
LaSalle Hotel Properties                                 2,470          107,247
Lexington Corporate Properties Trust (a)                 7,836          162,989
Liberty Property Trust                                   6,787          298,153
LTC Properties, Inc.                                     1,944           44,226
Macerich Co. (The)                                       3,770          310,723
Mack-Cali Realty Corp.                                   4,589          199,576
Maguire Properties, Inc.                                 2,852           97,909
Medical Properties Trust, Inc.                           4,346           57,498
Mid-America Apartment Communities, Inc.                    115            6,035
Mission West Properties, Inc.                            1,377           19,195
National Health Investors, Inc.                          2,484           78,792
National Retail Properties, Inc.                         5,189          113,432
Nationwide Health Properties, Inc.                       6,713          182,594
Omega Healthcare Investors, Inc.                         5,237           82,902
One Liberty Properties, Inc.                               813           18,504

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Parkway Properties, Inc.                                 1,277    $      61,334
Pennsylvania Real Estate Investment Trust                3,399          150,678
Post Properties, Inc.                                    2,532          131,993
Potlatch Corp.                                           2,919          125,663
Ramco-Gershenson Properties Trust                        1,377           49,476
Rayonier, Inc.                                           5,440          245,562
Realty Income Corp. (a)                                  8,412          211,898
Regency Centers Corp.                                    3,291          232,016
Republic Property Trust                                  3,355           41,099
Saul Centers, Inc.                                         891           40,407
Senior Housing Properties Trust                          9,807          199,572
Simon Property Group, Inc.                              10,241          952,822
Sovran Self Storage, Inc.                                1,393           67,087
Spirit Finance Corp.                                    10,444          152,065
Strategic Hotels & Resorts, Inc.                         6,746          151,718
Sun Communities, Inc.                                    1,779           52,961
Sunstone Hotel Investors, Inc.                           5,914          167,898
Tanger Factory Outlet Centers, Inc.                      1,690           63,291
UDR, Inc.                                                8,214          216,028
Universal Health Realty Income Trust                       972           32,368
Urstadt Biddle Properties, Inc. Class A                  1,296           22,045
U-Store-It Trust                                         4,589           75,214
Ventas, Inc.                                             6,540          237,075
Vornado Realty Trust                                     5,976          656,403
Washington Real Estate Investment Trust                  2,529           85,986
Weingarten Realty Investors                              5,237          215,241
Winthrop Realty Trust                                    3,486           24,088
                                                                  -------------
Total REITS                                                          15,916,722
                                                                  -------------
Retail--0.0%
Asbury Automotive Group, Inc.                            1,761           43,937
Kenneth Cole Productions, Inc. Class A                     811           20,032
Tuesday Morning Corp.                                    2,568           31,740
                                                                  -------------
Total Retail                                                             95,709
                                                                  -------------
Savings & Loans--1.9%
Astoria Financial Corp.                                  3,009           75,345
Capitol Federal Financial                                7,656          282,660
First Defiance Financial Corp.                           2,311           68,914
First Niagara Financial Group, Inc.                     12,186          159,637
New York Community Bancorp, Inc.                        28,203          480,015
Northwest Bancorp, Inc.                                  3,941          103,018
Washington Federal, Inc.                                 4,768          115,910
Washington Mutual, Inc.                                 75,276        3,209,768
                                                                  -------------
Total Savings & Loans                                                 4,495,267
                                                                  -------------
Semiconductors--0.2%
Microchip Technology, Inc.                              10,896          403,588
                                                                  -------------
Telecommunications--10.6%
Alaska Communications Systems Group, Inc.                4,282           67,827
AT&T, Inc.                                             338,614       14,052,482
Citizens Communications Co.                             38,132          582,276
Consolidated Communications Holdings, Inc.               3,564           80,546
Embarq Corp.                                             9,131          578,631
FairPoint Communications, Inc.                           4,919           87,312
Iowa Telecommunications Services, Inc.                   4,606          104,694
SureWest Communications                                  2,081           56,686
USA Mobility, Inc.                                       2,744           73,429

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Verizon Communications, Inc.                           216,429    $   8,910,383
Windstream Corp.                                        53,286          786,501
                                                                  -------------
Total Telecommunications                                             25,380,767
                                                                  -------------
Toys/Games/Hobbies--0.2%
Mattel, Inc.                                            17,217          435,418
                                                                  -------------
Trucking & Leasing--0.0%
TAL International Group, Inc.                            1,121           33,305
                                                                  -------------
Water--0.0%
California Water Service Group                             894           33,516
Middlesex Water Co.                                      1,865           35,827
                                                                  -------------
Total Water                                                              69,343
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $230,327,118)                                                238,220,302
                                                                  =============

SHORT-TERM INVESTMENT--0.9%
MONEY MARKET FUND(b)--0.9%
Columbia Cash Reserves Fund, 4.96%
(Cost: $2,087,400)                                   2,087,400        2,087,400
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--2.9%
MONEY MARKET FUNDS(c)--2.9%
UBS Enhanced Yield Portfolio, 5.27%                  6,107,953        6,107,953
UBS Private Money Market Fund LLC, 5.25%               798,490          798,490

                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $6,906,443)(d)                                                 6,906,443
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--103.3%
(Cost: $239,320,961)(e)                                             247,214,145

Liabilities in Excess of Other
 Assets --(3.3)%                                                     (7,955,443)
                                                                  -------------

NET ASSETS--100.0%                                                $ 239,258,702
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $6,696,257 and the total market value of the collateral held by the Fund was $6,906,443.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                 40.3%
Consumer Non-Cyclical                                                     19.3%
Communications                                                            11.3%
Utilities                                                                  9.3%
Industrial                                                                 7.9%
Basic Materials                                                            5.7%
Energy                                                                     3.7%
Consumer Cyclical                                                          1.6%
Technology                                                                 0.4%
Other                                                                      0.5%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Dividend Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.7%
Agriculture--3.4%
Altria Group, Inc.                                      24,745    $   1,735,614
Reynolds American, Inc.                                 47,848        3,119,690
UST, Inc.                                               45,716        2,455,406
                                                                  -------------
Total Agriculture                                                     7,310,710
                                                                  -------------
Apparel--0.7%
VF Corp.                                                16,433        1,504,934
                                                                  -------------
Auto Manufacturers--1.2%
General Motors Corp. (a)                                68,983        2,607,557
                                                                  -------------
Banks--16.3%
Bank of America Corp.                                   49,990        2,444,011
Bank of New York Co., Inc. (The)                        45,083        1,868,240
BB&T Corp.                                              58,823        2,392,920
Comerica, Inc.                                          41,481        2,466,875
Fifth Third Bancorp (a)                                 66,800        2,656,635
KeyCorp.                                                68,290        2,344,396
Marshall & Ilsley Corp.                                 33,293        1,585,746
National City Corp.                                     76,555        2,550,812
PNC Financial Services Group, Inc. (The)                25,441        1,821,067
Regions Financial Corp.                                 67,262        2,226,372
SunTrust Banks, Inc.                                    23,519        2,016,519
Synovus Financial Corp.                                 52,524        1,612,487
U.S. BanCorp.                                           74,943        2,469,372
UnionBanCal Corp.                                       34,074        2,034,218
Wachovia Corp.                                          49,680        2,546,099
Wells Fargo & Co.                                       58,171        2,045,874
                                                                  -------------
Total Banks                                                          35,081,643
                                                                  -------------
Beverages--1.8%
Anheuser-Busch Cos., Inc.                               35,339        1,843,282
Coca-Cola Co. (The)                                     36,847        1,927,467
                                                                  -------------
Total Beverages                                                       3,770,749
                                                                  -------------
Building Materials--0.9%
Masco Corp.                                             69,874        1,989,313
                                                                  -------------
Chemicals--4.1%
Dow Chemical Co. (The)                                  60,475        2,674,204
E.I. du Pont de Nemours & Co.                           42,440        2,157,650
PPG Industries, Inc.                                    29,361        2,234,666
Rohm & Haas Co.                                         31,182        1,705,032
                                                                  -------------
Total Chemicals                                                       8,771,552
                                                                  -------------
Commercial Services--1.6%
H&R Block, Inc. (a)                                     35,545          830,687
R.R. Donnelley & Sons Co.                               62,265        2,709,150
                                                                  -------------
Total Commercial Services                                             3,539,837
                                                                  -------------
Distribution/Wholesale--0.9%
Genuine Parts Co.                                       39,840        1,976,064
                                                                  -------------


                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Diversified Financial Services--2.6%
Citigroup, Inc.                                         51,408    $   2,636,716
Freddie Mac                                             25,173        1,528,001
JPMorgan Chase & Co.                                    30,835        1,493,956
                                                                  -------------
Total Diversified Financial Services                                  5,658,673
                                                                  -------------
Electric--19.5%
Ameren Corp.                                            55,135        2,702,166
American Electric Power Co., Inc.                       58,136        2,618,445
Consolidated Edison, Inc.                               64,180        2,895,802
Dominion Resources, Inc.                                27,477        2,371,540
DTE Energy Co.                                          60,475        2,916,105
Duke Energy Corp.                                       82,834        1,515,862
Edison International                                    33,296        1,868,572
Entergy Corp.                                           16,773        1,800,582
Exelon Corp.                                            30,418        2,208,347
FirstEnergy Corp.                                       32,736        2,119,001
FPL Group, Inc.                                         34,441        1,954,182
PG&E Corp.                                              40,680        1,842,804
PPL Corp.                                               54,074        2,530,122
Progress Energy, Inc.                                   68,850        3,138,871
Public Service Enterprise Group, Inc.                   32,808        2,879,886
Southern Co.                                            95,964        3,290,605
TXU Corp.                                               16,290        1,096,317
Xcel Energy, Inc.                                      109,914        2,249,940
                                                                  -------------
Total Electric                                                       41,999,149
                                                                  -------------
Electrical Components & Equipment--0.8%
Emerson Electric Co.                                    34,632        1,620,778
                                                                  -------------
Environmental Control--0.3%
Waste Management, Inc.                                  16,227          633,664
                                                                  -------------
Food--5.4%
ConAgra Foods, Inc.                                     70,173        1,884,847
General Mills, Inc.                                     30,505        1,782,102
H.J. Heinz Co. Ltd.                                     46,413        2,203,225
Kellogg Co.                                             33,299        1,724,555
Kraft Foods, Inc. Class A                               74,875        2,639,344
Sara Lee Corp.                                          86,454        1,504,300
                                                                  -------------
Total Food                                                           11,738,373
                                                                  -------------
Forest Products & Paper--2.4%
International Paper Co.                                 58,447        2,282,355
Weyerhaeuser Co.                                        36,661        2,893,653
                                                                  -------------
Total Forest Products & Paper                                         5,176,008
                                                                  -------------
Healthcare-Products--0.1%
Johnson & Johnson                                        3,051          188,003
                                                                  -------------
Home Builders--0.1%
D.R. Horton, Inc.                                        5,677          113,143
                                                                  -------------
Household Products/Wares--0.9%
Kimberly-Clark Corp.                                    28,889        1,932,385
                                                                  -------------
Housewares--1.1%
Newell Rubbermaid, Inc.                                 81,937        2,411,406
                                                                  -------------


                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Insurance--2.3%
Hartford Financial Services Group,
 Inc. (The)                                             24,552    $   2,418,618
Lincoln National Corp.                                  36,654        2,600,601
                                                                  -------------
Total
Insurance
                                                                      5,019,219
                                                                  -------------
Media--0.8%
CBS Corp. Class B                                       50,538        1,683,926
                                                                  -------------
Mining--5.2%
Southern Copper Corp. (a)                              118,929       11,210,248
                                                                  -------------
Miscellaneous Manufacturing--1.8%
3M Co.                                                  18,076        1,568,816
General Electric Co.                                    58,627        2,244,242
                                                                  -------------
Total Miscellaneous Manufacturing                                     3,813,058
                                                                  -------------
Office/Business Equipment--0.9%
Pitney Bowes, Inc.                                      43,275        2,026,136
                                                                  -------------
Oil & Gas--1.0%
Chevron Corp.                                           26,286        2,214,333
                                                                  -------------
Pharmaceuticals--6.1%
Abbott Laboratories                                     39,260        2,102,373
Bristol-Myers Squibb Co.                               124,880        3,941,212
Eli Lilly & Co.                                         36,825        2,057,781
Merck & Co., Inc.                                       54,984        2,738,203
Pfizer, Inc.                                            87,814        2,245,404
                                                                  -------------
Total Pharmaceuticals                                                13,084,973
                                                                  -------------
REITS--7.7%
Archstone-Smith Trust                                   31,690        1,873,195
AvalonBay Communities, Inc.                             11,604        1,379,484
Boston Properties, Inc.                                 13,026        1,330,345
Equity Residential (a)                                  37,837        1,726,502
General Growth Properties, Inc.                         40,030        2,119,588
Host Hotels & Resorts, Inc.                             73,364        1,696,176
Kimco Realty Corp.                                      43,925        1,672,225
ProLogis                                                24,791        1,410,608
Simon Property Group, Inc.                              19,276        1,793,439
Vornado Realty Trust                                    14,151        1,554,346
                                                                  -------------
Total REITS                                                          16,555,908
                                                                  -------------
Retail--1.8%
Home Depot, Inc. (The)                                  40,830        1,606,661
McDonald's Corp.                                        44,375        2,252,475
                                                                  -------------
Total Retail                                                          3,859,136
                                                                  -------------
Savings & Loans--1.4%
Washington Mutual, Inc.                                 70,252        2,995,545
                                                                  -------------
Telecommunications--5.4%
AT&T, Inc.                                             120,354        4,994,691
Embarq Corp.                                            49,700        3,149,489
Verizon Communications, Inc.                            86,156        3,547,043
                                                                  -------------
Total Telecommunications                                             11,691,223
                                                                  -------------


                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Dividend Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Toys/Games/Hobbies--1.2%
Mattel, Inc.                                           105,321    $   2,663,568
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $206,092,593)                                                214,841,214
                                                                  =============
SHORT-TERM INVESTMENT--0.5%
MONEY MARKET FUND--0.5%
Columbia Cash Reserves Fund, 4.96%(b)
(Cost: $1,141,632)                                   1,141,632        1,141,632
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--8.9%
MONEY MARKET FUNDS(c)--8.9%
UBS Enhanced Yield Portfolio, 5.27%                  8,267,169        8,267,169
UBS Private Money Market Fund LLC, 5.25%            11,003,331       11,003,331
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $19,270,500)(d)                                               19,270,500
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--109.1%
(Cost: $226,504,725)(e)                                             235,253,346


Liabilities in Excess of Other
Assets--(9.1)%                                                      (19,647,737)
                                                                  -------------

NET ASSETS--100.0%                                                $ 215,605,609
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $18,735,425 and the total market value of the collateral held by the Fund was $19,270,500.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.


                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                  30.3%
Utilities                                                                  19.5%
Consumer Non-Cyclical                                                      19.3%
Basic Materials                                                            11.7%
Consumer Cyclical                                                           7.0%
Communications                                                              6.2%
Industrial                                                                  3.7%
Energy                                                                      1.0%
Technology                                                                  1.0%
Other                                                                       0.3%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.8%
Advertising--0.1%
Omnicom Group, Inc.                                      5,212    $     275,819
                                                                  -------------
Aerospace/Defense--1.9%
Boeing Co. (The)                                        16,836        1,618,950
General Dynamics Corp.                                   7,916          619,190
L-3 Communications Holdings, Inc.                          737           71,776
Lockheed Martin Corp.                                   11,398        1,072,894
Northrop Grumman Corp.                                  11,820          920,423
Raytheon Co.                                            13,127          707,414
Rockwell Collins, Inc.                                     508           35,885
United Technologies Corp. (a)                           25,935        1,839,570
                                                                  -------------
Total Aerospace/Defense                                               6,886,102
                                                                  -------------
Agriculture--3.1%
Altria Group, Inc.                                     134,550        9,437,336
Reynolds American, Inc.                                 21,678        1,413,406
UST, Inc.                                               10,311          553,804
                                                                  -------------
Total Agriculture                                                    11,404,546
                                                                  -------------
Airlines--0.0%
Southwest Airlines Co.                                     148            2,207
                                                                  -------------
Apparel--0.2%
NIKE, Inc. Class B                                      12,058          702,861
                                                                  -------------
Auto Manufacturers--0.2%
General Motors Corp.                                     6,922          261,652
Paccar, Inc.                                             4,790          416,921
                                                                  -------------
Total Auto Manufacturers                                                678,573
                                                                  -------------
Auto Parts & Equipment--0.2%
Johnson Controls, Inc.                                   5,716          661,741
                                                                  -------------
Banks--12.5%
Bank of America Corp.                                  293,537       14,351,024
Bank of New York Co., Inc. (The)                        29,251        1,212,161
BB&T Corp.                                              37,126        1,510,286
Capital One Financial Corp.                                268           21,022
Comerica, Inc.                                          11,080          658,928
Fifth Third Bancorp                                     39,657        1,577,159
KeyCorp                                                 24,145          828,898
M&T Bank Corp.                                           2,638          282,002
Marshall & Ilsley Corp.                                 11,465          546,078
Mellon Financial Corp.                                  14,167          623,348
National City Corp.                                     44,269        1,475,043
Northern Trust Corp.                                     6,346          407,667
PNC Financial Services Group, Inc. (The)                14,388        1,029,893
Regions Financial Corp.                                 47,320        1,566,292
State Street Corp.                                       6,724          459,922
SunTrust Banks, Inc.                                    19,979        1,712,999
Synovus Financial Corp.                                 15,276          468,973
U.S. Bancorp                                           108,416        3,572,307
UnionBanCal Corp.                                        7,852          468,764
Wachovia Corp.                                         130,674        6,697,043
Wells Fargo & Co.                                      168,632        5,930,787
Zions Bancorp                                              196           15,074
                                                                  -------------
Total Banks                                                          45,415,670
                                                                  -------------

                     See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Beverages--2.8%
Anheuser-Busch Cos., Inc.                               30,019    $   1,565,791
Coca-Cola Co. (The)                                     97,538        5,102,212
Coca-Cola Enterprises, Inc.                             11,980          287,520
PepsiCo, Inc.                                           49,989        3,241,787
                                                                  -------------
Total Beverages                                                      10,197,310
                                                                  -------------
Building Materials--0.3%
American Standard Cos., Inc.                             4,941          291,420
Masco Corp.                                             21,546          613,415
                                                                  -------------
Total Building Materials                                                904,835
                                                                  -------------
Chemicals--2.1%
Air Products & Chemicals, Inc.                           6,953          558,813
Dow Chemical Co. (The)                                  56,276        2,488,524
E.I. du Pont de Nemours & Co.                           45,588        2,317,693
Ecolab, Inc.                                               671           28,652
Monsanto Co.                                             5,854          395,379
PPG Industries, Inc.                                     7,774          591,679
Praxair, Inc.                                            8,146          586,431
Rohm & Haas Co.                                          8,569          468,553
Sherwin-Williams Co. (The)                               3,346          222,409
                                                                  -------------
Total Chemicals                                                       7,658,133
                                                                  -------------
Coal--0.0%
Peabody Energy Corp.                                     2,762          133,626
                                                                  -------------
Commercial Services--0.2%
McKesson Corp.                                           2,244          133,832
Moody's Corp.                                              754           46,899
R.R. Donnelley & Sons Co.                               10,063          437,841
                                                                  -------------
Total Commercial Services                                               618,572
                                                                  -------------
Computers--1.4%
Electronic Data Systems Corp.                            5,880          163,052
Hewlett-Packard Co. (a)                                 34,902        1,557,327
International Business Machines Corp.                   30,905        3,252,752
                                                                  -------------
Total Computers                                                       4,973,131
                                                                  -------------
Cosmetics/Personal Care--2.1%
Avon Products, Inc.                                     14,997          551,140
Colgate-Palmolive Co.                                   15,890        1,030,467
Procter & Gamble Co. (a)                                98,354        6,018,281
                                                                  -------------
Total Cosmetics/Personal Care                                         7,599,888
                                                                  -------------
Distribution/Wholesale--0.1%
Genuine Parts Co.                                        7,705          382,168
                                                                  -------------
Diversified Financial Services--10.1%
American Express Co.                                    19,345        1,183,527
Ameriprise Financial, Inc.                               3,500          222,495
Bear Stearns & Co., Inc.                                 1,450          203,000
BlackRock, Inc.                                          2,195          343,715
Charles Schwab Corp. (The)                              21,126          433,506
Chicago Mercantile Exchange
 Holdings, Inc. Class A                                    255          136,262
CIT Group, Inc.                                          5,184          284,239
Citigroup, Inc.                                        305,188       15,653,092
Countrywide Financial Corp.                             32,235        1,171,742
Fannie Mae                                              16,511        1,078,664
Franklin Resources, Inc.                                 1,770          234,472

                     See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Freddie Mac                                             42,225    $   2,563,058
Goldman Sachs Group, Inc.                                4,793        1,038,883
JPMorgan Chase & Co.                                   160,229        7,763,095
Legg Mason, Inc.                                         1,953          192,136
Lehman Brothers Holdings, Inc.                           5,422          404,047
Merrill Lynch & Co., Inc.                               15,856        1,325,244
Morgan Stanley                                          23,581        1,977,974
SLM Corp.                                                1,290           74,278
T. Rowe Price Group, Inc.                                5,769          299,353
                                                                  -------------
Total Diversified Financial Services                                 36,582,782
                                                                  -------------
Electric--5.4%
Ameren Corp.                                            18,966          929,524
American Electric Power Co., Inc.                       23,349        1,051,639
Consolidated Edison, Inc.                               19,247          868,425
Constellation Energy Group, Inc.                         6,376          555,796
Dominion Resources, Inc.                                18,996        1,639,545
DTE Energy Co.                                          12,221          589,297
Duke Energy Corp.                                       79,598        1,456,643
Edison International                                    12,109          679,557
Entergy Corp.                                            7,691          825,629
Exelon Corp.                                            27,774        2,016,392
FirstEnergy Corp.                                       15,108          977,941
FPL Group, Inc.                                         17,912        1,016,327
PG&E Corp.                                              15,746          713,294
PPL Corp.                                               18,142          848,864
Progress Energy, Inc.                                   20,224          922,012
Public Service Enterprise Group, Inc.                   13,450        1,180,641
Southern Co.                                            62,942        2,158,280
TXU Corp.                                               11,089          746,290
Xcel Energy, Inc.                                       25,160          515,025
                                                                  -------------
Total Electric                                                       19,691,121
                                                                  -------------
Electrical Components & Equipment--0.4%
Emerson Electric Co.                                    30,537        1,429,132
                                                                  -------------
Engineering & Construction--0.1%
Fluor Corp.                                              1,477          164,493
                                                                  -------------
Entertainment--0.1%
International Game Technology                            6,881          273,176
                                                                  -------------
Environmental Control--0.0%
Waste Management, Inc.                                   2,187           85,402
                                                                  -------------
Food--1.8%
Campbell Soup Co.                                       13,329          517,299
ConAgra Foods, Inc.                                     22,457          603,195
General Mills, Inc.                                     15,621          912,580
H.J. Heinz Co. Ltd.                                     16,427          779,790
Hershey Co. (The)                                        6,799          344,165
Kellogg Co.                                             16,109          834,285
Kraft Foods, Inc. Class A                                9,899          348,940
Kroger Co. (The)                                        14,830          417,168
Safeway, Inc.                                            5,767          196,251
Sara Lee Corp.                                          28,498          495,865
SYSCO Corp.                                             20,581          678,967
Wm. Wrigley Jr. Co.                                      7,088          392,037
                                                                  -------------
Total Food                                                            6,520,542
                                                                  -------------

                     See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Forest Products & Paper--0.5%
International Paper Co.                                 21,621    $     844,300
Weyerhaeuser Co.                                        13,803        1,089,471
                                                                  -------------
Total Forest Products & Paper                                         1,933,771
                                                                  -------------
Gas--0.2%
Sempra Energy                                            9,341          553,267
                                                                  -------------
Healthcare-Products--2.4%
Baxter International, Inc.                              13,365          752,984
Becton, Dickinson & Co.                                  5,283          393,584
Biomet, Inc.                                             3,131          143,149
C.R. Bard, Inc.                                          1,170           96,677
Johnson & Johnson                                      103,713        6,390,795
Medtronic, Inc.                                         15,258          791,280
Stryker Corp.                                            1,770          111,669
                                                                  -------------
Total Healthcare-Products                                             8,680,138
                                                                  -------------
Healthcare-Services--0.0%
Aetna, Inc.                                                218           10,769
UnitedHealth Group, Inc.                                   208           10,637
                                                                  -------------
Total Healthcare-Services                                                21,406
                                                                  -------------
Home Builders--0.0%
Pulte Homes, Inc.                                        2,799           62,838
                                                                  -------------
Household Products/Wares--0.6%
Clorox Co. (The)                                         4,771          296,279
Fortune Brands, Inc.                                     4,727          389,363
Kimberly-Clark Corp.                                    21,259        1,422,015
                                                                  -------------
Total Household Products/Wares                                        2,107,657
                                                                  -------------
Housewares--0.1%
Newell Rubbermaid, Inc.                                 12,850          378,176
                                                                  -------------
Insurance--3.4%
Allstate Corp. (The)                                    21,650        1,331,692
AMBAC Financial Group, Inc.                              1,390          121,194
American Family Life Assurance Co., Inc.                13,011          668,765
American International Group, Inc.                      38,354        2,685,930
AON Corp.                                                8,678          369,770
Chubb Corp. (The)                                       12,489          676,154
Cigna Corp.                                                153            7,990
Genworth Financial, Inc. Class A                         8,328          286,483
Hartford Financial Services
 Group, Inc. (The)                                      11,641        1,146,755
Lincoln National Corp.                                  10,835          768,743
Loews Corp.                                              4,208          214,524
Marsh & McLennan Cos., Inc.                             18,742          578,753
MBIA, Inc.                                               4,105          255,413
Metlife, Inc.                                           12,008          774,276
Principal Financial Group, Inc.                          6,172          359,766
Progressive Corp. (The)                                    280            6,700
Prudential Financial, Inc.                               8,687          844,637
Travelers Cos., Inc. (The)                              21,761        1,164,214
                                                                  -------------
Total Insurance                                                      12,261,759
                                                                  -------------

                     See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Iron/Steel--0.0%
Allegheny Technologies, Inc.                               288    $      30,205
Nucor Corp.                                                589           34,545
United States Steel Corp.                                  820           89,175
                                                                  -------------
Total Iron/Steel                                                        153,925
                                                                  -------------
Leisure Time--0.1%
Harley-Davidson, Inc.                                    4,654          277,425
                                                                  -------------
Lodging--0.3%
Harrah's Entertainment, Inc.                             6,015          512,839
Hilton Hotels Corp.                                      3,714          124,308
Marriott International, Inc. Class A                     3,393          146,713
Starwood Hotels & Resorts Worldwide, Inc.                4,357          292,224
                                                                  -------------
Total Lodging                                                         1,076,084
                                                                  -------------
Machinery-Construction & Mining--0.4%
Caterpillar, Inc.                                       19,802        1,550,497
                                                                  -------------
Machinery-Diversified--0.3%
Deere & Co.                                              6,709          810,045
Rockwell Automation, Inc.                                5,052          350,811
                                                                  -------------
Total Machinery-Diversified                                           1,160,856
                                                                  -------------
Media--1.6%
CBS Corp. Class B                                       33,040        1,100,893
Citadel Broadcasting Corp.                               2,343           15,112
Clear Channel Communications, Inc.                      16,571          626,715
Gannett Co., Inc.                                       10,725          589,339
McGraw-Hill Cos., Inc. (The)                             6,046          411,612
News Corp. Class A                                      19,943          422,991
News Corp. Class B                                       7,847          180,010
Time Warner, Inc. (a)                                   68,193        1,434,781
Walt Disney Co. (The)                                   30,501        1,041,304
                                                                  -------------
Total Media                                                           5,822,757
                                                                  -------------
Metal Fabricate/Hardware--0.0%
Precision Castparts Corp.                                  139           16,869
                                                                  -------------
Mining--2.1%
Alcoa, Inc.                                             26,222        1,062,778
Freeport-McMoRan Copper &
 Gold, Inc. Class B                                      7,064          585,040
Newmont Mining Corp.                                    15,881          620,312
Southern Copper Corp. (a)                               53,770        5,068,360
Vulcan Materials Co.                                     2,644          302,844
                                                                  -------------
Total Mining                                                          7,639,334
                                                                  -------------
Miscellaneous Manufacturing--6.5%
3M Co.                                                  28,642        2,485,839
Danaher Corp.                                              146           11,023
Dover Corp.                                              5,170          264,446
Eaton Corp.                                              4,816          447,888
General Electric Co.                                   459,152       17,576,338
Honeywell International, Inc.                           27,136        1,527,214
Illinois Tool Works, Inc.                               15,867          859,833
ITT Industries, Inc.                                       390           26,629
Parker Hannifin Corp.                                    1,782          174,476
Textron, Inc.                                            3,280          361,161
                                                                  -------------
Total Miscellaneous Manufacturing                                    23,734,847
                                                                  -------------

                     See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Office/Business Equipment--0.1%
Pitney Bowes, Inc.                                       9,701    $     454,201
                                                                  -------------
Oil & Gas--8.6%
Apache Corp.                                            12,239          998,580
Chesapeake Energy Corp.                                  5,620          194,452
Chevron Corp.                                           98,551        8,301,936
ConocoPhillips                                          61,785        4,850,123
Devon Energy Corp.                                       6,623          518,515
Diamond Offshore Drilling, Inc.                          1,303          132,333
ENSCO International, Inc.                                  202           12,324
EOG Resources, Inc.                                      4,591          335,418
Exxon Mobil Corp.                                      152,765       12,813,927
Hess Corp.                                               3,506          206,714
Marathon Oil Corp.                                      18,714        1,122,091
Murphy Oil Corp.                                         4,810          285,906
Noble Energy, Inc.                                       3,228          201,395
Occidental Petroleum Corp.                              10,340          598,479
Valero Energy Corp.                                      5,524          408,003
XTO Energy, Inc.                                         4,047          243,225
                                                                  -------------
Total Oil & Gas                                                      31,223,421
                                                                  -------------
Oil & Gas Services--0.0%
Smith International, Inc.                                2,520          147,773
                                                                  -------------
Pharmaceuticals--8.4%
Abbott Laboratories                                     61,022        3,267,728
Allergan, Inc.                                             686           39,541
AmerisourceBergen Corp.                                    724           35,816
Bristol-Myers Squibb Co.                               162,032        5,113,730
Cardinal Health, Inc.                                    3,565          251,832
Eli Lilly & Co.                                         53,113        2,967,954
Merck & Co., Inc.                                      116,520        5,802,696
Pfizer, Inc.                                           396,112       10,128,583
Schering-Plough Corp.                                    3,889          118,381
Wyeth                                                   45,578        2,613,443
                                                                  -------------
Total Pharmaceuticals                                                30,339,704
                                                                  -------------
Pipelines--0.2%
El Paso Corp.                                           11,647          200,678
Williams Cos., Inc. (The)                               12,158          384,436
                                                                  -------------
Total Pipelines                                                         585,114
                                                                  -------------
REITS--1.5%
Archstone-Smith Trust                                    9,963          588,913
AvalonBay Communities, Inc.                              2,687          319,431
Boston Properties, Inc.                                  4,286          437,729
Equity Residential                                      15,269          696,724
General Growth Properties, Inc.                         12,418          657,533
Host Hotels & Resorts, Inc.                             25,959          600,172
Kimco Realty Corp.                                         204            7,766
ProLogis                                                 9,528          542,143
Public Storage, Inc.                                        92            7,067
Simon Property Group, Inc.                              10,366          964,454
Vornado Realty Trust                                     6,016          660,797
                                                                  -------------
Total REITS                                                           5,482,729
                                                                  -------------

                     See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Retail--4.0%
Best Buy Co., Inc.                                          98    $       4,574
Costco Wholesale Corp.                                   7,672          448,965
CVS Corp.                                               16,754          610,683
Home Depot, Inc. (The)                                  76,904        3,026,173
J.C. Penney Co., Inc.                                    3,294          238,420
Lowe's Cos., Inc.                                       17,392          533,760
Macy's, Inc.                                            10,355          411,922
McDonald's Corp. (a)                                    46,298        2,350,086
Nordstrom, Inc.                                          3,936          201,208
Staples, Inc.                                           10,179          241,548
Target Corp.                                            11,160          709,776
TJX Cos., Inc.                                           7,892          217,030
Walgreen Co.                                            13,243          576,600
Wal-Mart Stores, Inc.                                   95,211        4,580,602
Yum! Brands, Inc.                                        8,100          265,032
                                                                  -------------
Total Retail                                                         14,416,379
                                                                  -------------
Savings & Loans--0.9%
Sovereign Bancorp, Inc.                                 31,949          675,402
Washington Mutual, Inc.                                 57,315        2,443,911
                                                                  -------------
Total Savings & Loans                                                 3,119,313
                                                                  -------------
Semiconductors--2.0%
Analog Devices, Inc.                                    10,470          394,091
Applied Materials, Inc.                                 24,306          482,960
Intel Corp.                                            196,950        4,679,531
KLA -Tencor Corp.                                        2,880          158,256
Linear Technology Corp.                                  9,047          327,320
Maxim Integrated Products, Inc.                         10,477          350,037
National Semiconductor Corp.                             3,643          102,988
Texas Instruments, Inc.                                 12,633          475,380
Xilinx, Inc.                                             7,557          202,301
                                                                  -------------
Total Semiconductors                                                  7,172,864
                                                                  -------------
Software--2.2%
Automatic Data Processing, Inc.                         15,695          760,737
CA, Inc.                                                 6,980          180,293
First Data Corp.                                        12,117          395,862
Mastercard, Inc. Class A                                   196           32,511
Microsoft Corp.                                        210,691        6,209,064
Paychex, Inc.                                           12,751          498,819
                                                                  -------------
Total Software                                                        8,077,286
                                                                  -------------
Telecommunications--7.1%
ALLTEL Corp.                                             5,173          349,436
AT&T, Inc.                                             335,678       13,930,637
Embarq Corp.                                             9,134          578,822
QUALCOMM, Inc.                                          34,063        1,477,994
Sprint Nextel Corp.                                     26,766          554,324
Verizon Communications, Inc.                           212,730        8,758,094
Virgin Media, Inc.                                       1,490           36,311
                                                                  -------------
Total Telecommunications                                             25,685,618
                                                                  -------------
Toys/Games/Hobbies--0.1%
Mattel, Inc.                                            17,951          453,981
                                                                  -------------
Transportation--1.1%
Burlington Northern Santa Fe Corp.                       7,531          641,189
C.H. Robinson Worldwide, Inc.                            4,847          254,564
CSX Corp.                                                7,557          340,670

                     See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Expeditors International Washington, Inc.                2,184    $      90,199
FedEx Corp.                                              1,526          169,340
Norfolk Southern Corp.                                   9,124          479,649
Union Pacific Corp.                                      5,669          652,785
United Parcel Service, Inc. Class B                     20,427        1,491,172
                                                                  -------------
Total Transportation                                                  4,119,568
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $344,552,517)                                                361,951,387
                                                                  =============

SHORT-TERM INVESTMENT--0.6%
MONEY MARKET FUND(b)--0.6%
Columbia Cash Reserves Fund, 4.96%
(Cost: $2,298,751)                                   2,298,751        2,298,751
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--2.4%
MONEY MARKET FUNDS(c)--2.4%
AIM Liquid Assets Portfolio, 5.18%                       1,678            1,678
AIM Prime Portfolio, 5.22%,                             16,228           16,228
UBS Enhanced Yield Portfolio, 5.27%                  5,817,273        5,817,273
UBS Private Money Market Fund LLC, 5.25%             2,944,614        2,944,614
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $8,779,793)(d)                                                 8,779,793
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--102.8%
(Cost: $355,631,061)(e)                                             373,029,931


Liabilities in Excess of Other
Assets--(2.8)%                                                      (10,353,506)
                                                                  -------------

NET ASSETS--100.0%                                                $ 362,676,425
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $8,536,604 and the total market value of the collateral held by the Fund was $8,779,793.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                     See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                  28.4%
Consumer Non-Cyclical                                                      21.4%
Industrial                                                                 11.0%
Energy                                                                      8.9%
Communications                                                              8.8%
Technology                                                                  5.7%
Utilities                                                                   5.6%
Consumer Cyclical                                                           5.3%
Basic Materials                                                             4.8%
Other                                                                       0.1%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.5%
Advertising--0.1%
Harte-Hanks, Inc.                                        2,188    $      56,188
                                                                  -------------
Aerospace/Defense--0.5%
DRS Technologies, Inc.                                   1,516           86,821
Goodrich Corp.                                           6,549          390,059
                                                                  -------------
Total Aerospace/Defense                                                 476,880
                                                                  -------------
Agriculture--0.8%
Loews Corp.                                              9,525          735,997
                                                                  -------------
Apparel--0.6%
Columbia Sportswear Co.                                  1,119           76,853
Jones Apparel Group, Inc.                                5,482          154,867
Liz Claiborne, Inc.                                      3,060          114,138
Phillips-Van Heusen Corp.                                  307           18,595
Polo Ralph Lauren Corp.                                  1,231          120,773
Wolverine World Wide, Inc.                               1,790           49,601
                                                                  -------------
Total Apparel                                                           534,827
                                                                  -------------
Auto Manufacturers--0.1%
Oshkosh Truck Corp.                                      1,718          108,097
                                                                  -------------
Auto Parts & Equipment--0.2%
BorgWarner, Inc.                                         2,041          175,608
                                                                  -------------
Banks--7.5%
Associated Banc-Corp                                    13,421          438,867
BancorpSouth, Inc.                                       6,881          168,309
Bank of Hawaii Corp.                                     4,699          242,656
BOK Financial Corp.                                      2,213          118,218
Cathay General Bancorp                                   1,613           54,100
City National Corp.                                      3,422          260,380
Colonial BancGroup, Inc. (The)                          12,496          312,025
Commerce Bancorp, Inc.                                   7,680          284,083
Commerce Bancshares, Inc.                                4,017          181,970
Compass Bancshares, Inc.                                10,607          731,670
Cullen/Frost Bankers, Inc.                               4,139          221,312
East West Bancorp, Inc.                                  1,116           43,390
First Citizens BancShares, Inc. Class A                    172           33,437
First Horizon National Corp.                            16,589          646,971
First Midwest Bancorp, Inc.                              4,645          164,944
FirstMerit Corp.                                        11,847          247,958
Fulton Financial Corp.                                  18,659          269,063
Hancock Holding Co.                                      1,793           67,327
Huntington Bancshares, Inc.                             28,851          656,071
International Bancshares Corp.                           4,637          118,800
People's United Financial, Inc.                         20,247          358,979
South Financial Group, Inc. (The)                        7,652          173,241
TCF Financial Corp.                                     13,720          381,416
Trustmark Corp.                                          4,739          122,551
Umpqua Holdings Corp.                                    3,302           77,630
Valley National Bancorp                                 11,850          266,507
Webster Financial Corp.                                  3,710          158,306
Whitney Holding Corp.                                    6,566          197,637
Wilmington Trust Corp.                                   6,145          255,079
                                                                  -------------
Total Banks                                                           7,252,897
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Beverages--1.4%
Brown-Forman Corp. Class A                               2,806    $     212,891
Brown-Forman Corp. Class B                               3,321          242,699
Molson Coors Brewing Co. Class B                         3,629          335,537
Pepsi Bottling Group, Inc.                               9,931          334,476
PepsiAmericas, Inc.                                      8,918          219,026
                                                                  -------------
Total Beverages                                                       1,344,629
                                                                  -------------
Building Materials--0.7%
Eagle Materials, Inc.                                    2,381          116,788
Florida Rock Industries, Inc.                            2,707          182,723
Lennox International, Inc.                               2,860           97,898
Martin Marietta Materials, Inc.                          1,555          251,941
Texas Industries, Inc.                                     367           28,776
                                                                  -------------
Total Building Materials                                                678,126
                                                                  -------------
Chemicals--4.0%
Airgas, Inc.                                             1,552           74,341
Albemarle Corp.                                          2,952          113,741
Ashland, Inc.                                            3,101          198,309
Cabot Corp.                                              3,227          153,863
Celanese Corp. Series A                                  3,522          136,583
Chemtura Corp.                                          14,878          165,295
Cytec Industries, Inc.                                   1,053           67,150
Eastman Chemical Co.                                     7,168          461,117
FMC Corp.                                                1,184          105,838
International Flavors & Fragrances, Inc.                 4,709          245,527
Kronos Worldwide, Inc.                                   3,926           99,132
Lubrizol Corp.                                           4,444          286,860
Lyondell Chemical Co.                                   27,947        1,037,392
RPM International, Inc.                                 12,477          288,343
Sigma-Aldrich Corp.                                      4,284          182,798
Valhi, Inc.                                              5,224           85,151
Valspar Corp. (The)                                      4,776          135,686
Westlake Chemical Corp.                                  1,019           28,654
                                                                  -------------
Total Chemicals                                                       3,865,780
                                                                  -------------
Coal--0.4%
Arch Coal, Inc.                                          2,885          100,398
CONSOL Energy, Inc.                                      4,081          188,175
Foundation Coal Holdings, Inc.                             794           32,268
Massey Energy Co.                                        1,650           43,973
                                                                  -------------
Total Coal                                                              364,814
                                                                  -------------
Commercial Services--1.7%
Corporate Executive Board Co.                            1,478           95,937
DeVry, Inc.                                                817           27,794
Equifax, Inc.                                            1,522           67,607
Manpower, Inc.                                           2,408          222,114
Pharmaceutical Product Development, Inc.                 1,815           69,460
Robert Half International, Inc.                          4,153          151,585
Service Corp. International                             11,223          143,430
ServiceMaster Co. (The)                                 31,182          482,074
Sotheby's Class A                                        2,454          112,933
Watson Wyatt Worldwide, Inc. Class A                       752           37,961
Weight Watchers International, Inc.                      4,186          212,816
                                                                  -------------
Total Commercial Services                                             1,623,711
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Computers--0.3%
Diebold, Inc.                                            3,655    $     190,791
Factset Research Systems, Inc.                             654           44,701
Jack Henry & Associates, Inc.                            2,397           61,723
                                                                  -------------
Total Computers                                                         297,215
                                                                  -------------
Cosmetics/Personal Care--0.4%
Alberto-Culver Co.                                       9,533          226,123
Estee Lauder Cos., Inc. (The) Class A                    4,337          197,377
                                                                  -------------
Total Cosmetics/Personal Care                                           423,500
                                                                  -------------
Distribution/Wholesale--0.8%
CDW Corp.*                                               1,675          142,325
Fastenal Co. (a)                                         4,990          208,881
Pool Corp. (a)                                           1,652           64,478
W.W. Grainger, Inc.                                      4,120          383,366
                                                                  -------------
Total Distribution/Wholesale                                            799,050
                                                                  -------------
Diversified Financial Services--3.6%
A.G. Edwards, Inc.                                       3,094          261,598
Eaton Vance Corp.                                        5,683          251,075
Federated Investors, Inc. Class B                        6,732          258,038
First Marblehead Corp. (The) (a)                         2,702          104,405
Greenhill & Co., Inc. (a)                                  895           61,495
IndyMac Bancorp, Inc. (a)                                9,312          271,631
International Securities Exchange, Inc.                    254           16,599
Janus Capital Group, Inc.                                  542           15,089
Jefferies Group, Inc.                                    5,799          156,457
National Financial Partners Corp.                        1,741           80,626
Nuveen Investments, Inc. Class A                         4,442          276,070
optionsXpress Holdings, Inc.                             1,532           39,311
Raymond James Financial, Inc.                            4,844          149,680
Student Loan Corp.                                       1,940          395,566
Thornburg Mortgage, Inc. (a)                            38,178          999,500
Waddell & Reed Financial, Inc. Class A                   5,960          155,020
                                                                  -------------
Total Diversified Financial Services                                  3,492,160
                                                                  -------------
Electric--8.6%
Alliant Energy Corp.                                    11,708          454,856
CenterPoint Energy, Inc.                                35,232          613,036
DPL, Inc.                                               12,239          346,853
Energy East Corp.                                       21,764          567,822
Great Plains Energy, Inc.                               12,639          368,048
Hawaiian Electric Industries, Inc.                      10,948          259,358
IDACORP, Inc.                                            3,787          121,335
Integrys Energy Group, Inc.                             10,516          533,477
ITC Holdings Corp.                                       3,513          142,733
MDU Resources Group, Inc.                               11,016          308,889
Northeast Utilities                                     12,348          350,189
NSTAR                                                   11,970          388,427
OGE Energy Corp.                                         9,630          352,940
Pepco Holdings, Inc.                                    23,313          657,426
Pinnacle West Capital Corp.                             12,969          516,815
PNM Resources, Inc.                                      5,952          165,406
Portland General Electric Co.                            5,914          162,280
Puget Energy, Inc.                                      14,268          345,000
SCANA Corp.                                             14,061          538,396

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

TECO Energy, Inc.                                       28,160    $     483,789
Westar Energy, Inc.                                     10,065          244,378
Wisconsin Energy Corp.                                   7,784          344,286
                                                                  -------------
Total Electric                                                        8,265,739
                                                                  -------------
Electrical Components & Equipment--0.6%
AMETEK, Inc.                                             2,108           83,645
Belden CDT, Inc.                                           597           33,044
Hubbell, Inc. Class B                                    3,921          212,598
Molex, Inc.                                              3,326           99,813
Molex, Inc. Class A                                      2,562           68,021
National Instruments Corp.                               1,981           64,521
                                                                  -------------
Total Electrical Components & Equipment                                 561,642
                                                                  -------------
Electronics--0.9%
Amphenol Corp. Class A                                     978           34,866
Applera Corp.                                            2,536           77,449
AVX Corp.                                                5,875           98,348
Brady Corp. Class A                                      2,014           74,800
Gentex Corp.                                             9,744          191,859
Jabil Circuit, Inc.                                      6,109          134,826
PerkinElmer, Inc.                                        6,370          166,002
Tektronix, Inc.                                          1,900           64,106
                                                                  -------------
Total Electronics                                                       842,256
                                                                  -------------
Engineering & Construction--0.1%
Granite Construction, Inc.                                 926           59,431
                                                                  -------------
Entertainment--0.3%
International Speedway Corp. Class A                     1,811           95,458
Speedway Motorsports, Inc.                               1,163           46,497
Warner Music Group Corp.                                 9,171          132,521
                                                                  -------------
Total Entertainment                                                     274,476
                                                                  -------------
Environmental Control--0.3%
Republic Services, Inc.                                  8,942          273,983
                                                                  -------------
Food--2.2%
Corn Products International, Inc.                        2,182           99,172
Del Monte Foods Co.                                      9,146          111,215
Flowers Foods, Inc.                                      3,975          132,606
Hormel Foods Corp.                                       6,257          233,699
J.M. Smucker Co. (The)                                   4,437          282,459
McCormick & Co., Inc.                                    7,164          273,522
Pilgrim's Pride Corp.                                      763           29,124
Seaboard Corp.                                               7           16,415
SUPERVALU Inc.                                          11,630          538,702
Tyson Foods, Inc. Class A                                8,209          189,135
Whole Foods Market, Inc. (a)                             6,769          259,253
                                                                  -------------
Total Food                                                            2,165,302
                                                                  -------------
Forest Products & Paper--2.3%
Louisiana-Pacific Corp.                                  8,816          166,799
MeadWestvaco Corp.                                      17,185          606,974
Plum Creek Timber Co., Inc.                             22,997          958,055
Temple-Inland, Inc.                                      8,183          503,500
                                                                  -------------
Total Forest Products & Paper                                         2,235,328
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Gas--3.9%
AGL Resources, Inc.                                      9,065    $     366,951
Atmos Energy Corp.                                       9,406          282,744
Energen Corp.                                            2,045          112,352
KeySpan Corp.                                           23,487          985,985
Nicor, Inc.                                              5,185          222,540
NiSource, Inc.                                          32,736          677,964
Piedmont Natural Gas Co., Inc. (a)                       7,551          186,132
Southern Union Co.                                       5,631          183,514
UGI Corp.                                                7,798          212,729
Vectren Corp.                                           10,195          274,551
WGL Holdings, Inc.                                       7,350          239,904
                                                                  -------------
Total Gas                                                             3,745,366
                                                                  -------------
Hand/Machine Tools--1.2%
Black & Decker Corp. (The)                               3,551          313,589
Kennametal, Inc.                                         1,581          129,689
Lincoln Electric Holdings, Inc.                          1,911          141,873
Snap-On, Inc.                                            3,916          197,797
Stanley Works (The)                                      5,979          362,925
                                                                  -------------
Total Hand/Machine Tools                                              1,145,873
                                                                  -------------
Healthcare-Products--0.9%
Bausch & Lomb, Inc.                                      1,655          114,923
Beckman Coulter, Inc.                                    1,813          117,265
Cooper Cos., Inc. (The)                                  1,775           94,643
Dade Behring Holdings, Inc.                              1,353           71,871
DENTSPLY International, Inc.                             2,273           86,965
Hillenbrand Industries, Inc.                             3,485          226,525
Mentor Corp.                                             1,741           70,824
STERIS Corp.                                             2,613           79,958
                                                                  -------------
Total Healthcare-Products                                               862,974
                                                                  -------------
Healthcare-Services--1.0%
Brookdale Senior Living, Inc. (a)                       11,808          538,091
Health Management Associates, Inc. Class A               8,541           97,026
Manor Care, Inc.                                         2,901          189,406
Universal Health Services, Inc. Class B                  1,522           93,603
                                                                  -------------
Total Healthcare-Services                                               918,126
                                                                  -------------
Holding Companies-Diversified--0.2%
Leucadia National Corp.                                  4,642          163,631
Walter Industries, Inc.                                    417           12,076
                                                                  -------------
Total Holding Companies-Diversified                                     175,707
                                                                  -------------
Home Builders--0.7%
Beazer Homes USA, Inc.                                     735           18,132
Centex Corp.                                               880           35,288
KB Home                                                  5,210          205,119
Lennar Corp. Class A                                     4,499          164,483
MDC Holdings, Inc.                                       2,344          113,356
Ryland Group, Inc. (The)                                 1,193           44,582
Standard-Pacific Corp.                                     825           14,462
Thor Industries, Inc.                                    1,049           47,352
                                                                  -------------
Total Home Builders                                                     642,774
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Home Furnishings--0.6%
Harman International Industries, Inc.                      382    $      44,618
Whirlpool Corp.                                          4,739          526,976
                                                                  -------------
Total Home Furnishings                                                  571,594
                                                                  -------------
Household Products/Wares--0.7%
Avery Dennison Corp.                                     7,654          508,838
Church & Dwight Co., Inc.                                1,383           67,020
Scotts Miracle-Gro Co. (The) Class A                     2,017           86,610
                                                                  -------------
Total Household Products/Wares                                          662,468
                                                                  -------------
Housewares--0.1%
Toro Co. (The)                                           1,090           64,190
                                                                  -------------
Insurance--6.6%
American Financial Group, Inc.                           3,855          131,648
American National Insurance Co.                          2,183          333,126
Arthur J. Gallagher & Co. (a)                           11,987          334,198
Assurant, Inc.                                           2,644          155,784
Brown & Brown, Inc.                                      3,992          100,359
Commerce Group, Inc.                                     6,509          225,992
Delphi Financial Group, Inc. Class A                       927           38,767
Erie Indemnity Co. Class A                               4,344          234,750
Fidelity National Title Group, Inc.
 Class A                                                34,799          824,736
First American Corp.                                     5,360          265,320
Hanover Insurance Group, Inc. (The)                      1,027           50,107
HCC Insurance Holdings, Inc.                             4,182          139,721
Mercury General Corp.                                    5,772          318,095
MGIC Investment Corp.                                    4,258          242,110
Nationwide Financial Services, Inc.
 Class A                                                 2,851          180,240
Odyssey Re Holdings Corp.                                  689           29,551
Ohio Casualty Corp.                                      2,432          105,330
Old Republic International Corp.                        18,097          384,742
Phoenix Cos., Inc. (The)                                 3,025           45,405
PMI Group, Inc. (The)                                    1,089           48,646
Protective Life Corp.                                    3,662          175,080
Radian Group, Inc.                                         222           11,988
Reinsurance Group of America, Inc.                       1,290           77,710
Safeco Corp.                                             6,920          430,839
StanCorp Financial Group, Inc.                           2,211          116,033
Torchmark Corp.                                          2,440          163,480
Transatlantic Holdings, Inc.                             1,708          121,490
Unitrin, Inc.                                            7,116          349,965
UnumProvident Corp.                                     14,823          387,029
W.R. Berkley Corp.                                       2,694           87,663
Wesco Financial Corp.                                      178           68,530
Zenith National Insurance Corp.                          3,203          150,829
                                                                  -------------
Total Insurance                                                       6,329,263
                                                                  -------------
Investment Companies--3.1%
Allied Capital Corp. (a)                                36,248        1,122,238
American Capital Strategies Ltd.                        34,362        1,461,072
Apollo Investment Corp.                                 20,711          445,701
                                                                  -------------
Total Investment Companies                                            3,029,011
                                                                  -------------
Iron/Steel--0.5%
Carpenter Technology Corp.                                 754           98,254
Chaparral Steel Co.                                      1,219           87,610

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Cleveland-Cliffs, Inc.                                   1,290    $     100,194
Reliance Steel & Aluminum Co.                            1,510           84,953
Steel Dynamics, Inc.                                     3,400          142,493
                                                                  -------------
Total Iron/Steel                                                        513,504
                                                                  -------------
Leisure Time--0.4%
Brunswick Corp.                                          5,531          180,476
Polaris Industries, Inc.                                 3,235          175,208
                                                                  -------------
Total Leisure Time                                                      355,684
                                                                  -------------
Lodging--0.6%
Ameristar Casinos, Inc.                                  2,081           72,294
Boyd Gaming Corp.                                        3,303          162,475
Choice Hotels International, Inc.                        2,628          103,859
Station Casinos, Inc.                                    2,968          257,621
                                                                  -------------
Total Lodging                                                           596,249
                                                                  -------------
Machinery-Construction & Mining--0.3%
Joy Global, Inc.                                         4,809          280,509
                                                                  -------------
Machinery-Diversified--0.7%
Cummins, Inc.                                            3,708          375,287
Graco, Inc.                                              2,662          107,225
IDEX Corp.                                               2,968          114,387
Manitowoc Co., Inc. (The)                                  488           39,225
Nordson Corp.                                            1,419           71,177
                                                                  -------------
Total Machinery-Diversified                                             707,301
                                                                  -------------
Media--1.4%
CBS Corp. Class A                                        4,904          163,450
Dow Jones & Co., Inc.                                    5,255          301,900
E.W. Scripps Co. (The) Class A                           3,655          166,997
John Wiley & Sons, Inc. Class A                          1,479           71,421
McClatchy Co. Class A (a)                                3,108           78,663
Meredith Corp.                                           1,394           85,870
New York Times Co. (The) Class A (a)                    12,248          311,100
Washington Post Co. (The) Class B                          260          201,783
                                                                  -------------
Total Media                                                           1,381,184
                                                                  -------------
Metal Fabricate/Hardware--0.5%
Commercial Metals Co.                                    2,774           93,678
Timken Co. (The)                                         5,830          210,521
Worthington Industries, Inc.                             9,773          211,586
                                                                  -------------
Total Metal Fabricate/Hardware                                          515,785
                                                                  -------------
Miscellaneous Manufacturing--2.7%
Acuity Brands, Inc.                                      1,651           99,522
AptarGroup, Inc.                                         2,892          102,840
Brink's Co. (The)                                          600           37,134
Carlisle Cos., Inc.                                      2,191          101,903
CLARCOR, Inc.                                            1,385           51,841
Crane Co.                                                2,742          124,624
Donaldson Co., Inc.                                      2,441           86,778
Eastman Kodak Co.                                       16,818          468,045
Harsco Corp.                                             4,746          246,792
Leggett & Platt, Inc.                                   15,116          333,308
Pall Corp.                                               5,455          250,875
Pentair, Inc.                                            5,026          193,853

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Roper Industries, Inc.                                   1,348    $      76,971
SPX Corp.                                                2,768          243,058
Teleflex, Inc.                                           1,980          161,924
Trinity Industries, Inc.                                 1,358           59,127
                                                                  -------------
Total Miscellaneous Manufacturing                                     2,638,595
                                                                  -------------
Office Furnishings--0.1%
Herman Miller, Inc.                                      1,819           57,480
HNI Corp.                                                2,208           90,528
                                                                  -------------
Total Office Furnishings                                                148,008
                                                                  -------------
Office/Business Equipment--0.1%
IKON Office Solutions, Inc.                              3,425           53,464
                                                                  -------------
Oil & Gas--1.1%
Cabot Oil & Gas Corp.                                      980           36,142
Cimarex Energy Co.                                       1,120           44,139
Frontier Oil Corp.                                       1,148           50,248
Helmerich & Payne, Inc.                                  2,388           84,583
Holly Corp.                                              1,590          117,962
Patterson-UTI Energy, Inc.                               5,440          142,583
Pioneer Natural Resources Co.                            2,353          114,615
Pogo Producing Co.                                         924           46,930
Range Resources Corp.                                    1,235           46,201
Rowan Cos., Inc.                                         3,702          151,709
St. Mary Land & Exploration Co.                            363           13,293
Tesoro Corp.                                             2,386          136,360
W&T Offshore, Inc.                                         863           24,155
Western Refining, Inc.                                   1,053           60,863
                                                                  -------------
Total Oil & Gas                                                       1,069,783
                                                                  -------------
Oil & Gas Services--0.1%
Tidewater, Inc.                                          1,940          137,507
                                                                  -------------
Packaging & Containers--1.3%
Ball Corp.                                               2,838          150,897
Bemis Co.                                                6,914          229,407
Packaging Corp. of America                              14,396          364,362
Sealed Air Corp.                                         4,734          146,849
Silgan Holdings, Inc.                                    1,261           69,708
Sonoco Products Co.                                      7,637          326,940
                                                                  -------------
Total Packaging & Containers                                          1,288,163
                                                                  -------------
Pharmaceuticals--0.0%
Medicis Pharmaceutical Corp. Class A                       525           16,034
Omnicare, Inc.                                             796           28,703
                                                                  -------------
Total Pharmaceuticals                                                    44,737
                                                                  -------------
Pipelines--1.4%
Equitable Resources, Inc.                                7,324          362,977
National Fuel Gas Co.                                    8,041          348,256
ONEOK, Inc.                                              9,728          490,389
Questar Corp.                                            2,760          145,866
                                                                  -------------
Total Pipelines                                                       1,347,488
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Real Estate--0.3%
Forest City Enterprises, Inc. Class A                    1,061    $      65,230
Jones Lang LaSalle, Inc.                                   855           97,043
St. Joe Co. (The) (a)                                    2,791          129,335
                                                                  -------------
Total Real Estate                                                       291,608
                                                                  -------------
REITS--18.2%
Alexandria Real Estate Equities, Inc. (a)                2,466          238,758
AMB Property Corp.                                       8,088          430,443
Apartment Investment & Management Co.
 Class A                                                12,105          610,334
BioMed Realty Trust, Inc.                                7,866          197,594
Brandywine Realty Trust                                 13,417          383,458
BRE Properties, Inc. Class A                             4,714          279,493
Camden Property Trust                                    5,681          380,457
CBL & Associates Properties, Inc.                        9,345          336,887
Colonial Properties Trust                                7,833          285,513
Corporate Office Properties Trust                        3,068          125,819
Cousins Properties, Inc.                                 6,259          181,574
Crescent Real Estate Equities Co.                       21,644          485,691
Developers Diversified Realty Corp.                     11,895          626,985
Digital Realty Trust, Inc.                               4,386          165,264
Duke Realty Corp.                                       18,242          650,692
Equity One, Inc.                                         9,560          244,258
Essex Property Trust, Inc.                               1,850          215,155
Federal Realty Investment Trust                          4,530          349,988
First Industrial Realty Trust, Inc.                      7,358          285,196
Health Care Property Investors, Inc.                    29,942          866,222
Health Care REIT, Inc. (a)                              11,426          461,153
Healthcare Realty Trust, Inc.                            9,121          253,381
Highwoods Properties, Inc.                               6,853          256,988
Home Properties, Inc.                                    4,083          212,030
Hospitality Properties Trust                            14,114          585,590
HRPT Properties Trust                                   41,330          429,832
iStar Financial, Inc.                                   25,430        1,127,311
Kilroy Realty Corp.                                      2,473          175,187
LaSalle Hotel Properties                                 4,501          195,433
Liberty Property Trust                                  13,180          578,997
Macerich Co. (The)                                       7,149          589,221
Mack-Cali Realty Corp.                                   8,978          390,453
Maguire Properties, Inc.                                 5,511          189,193
Nationwide Health Properties, Inc. (a)                  13,444          365,677
Post Properties, Inc.                                    4,910          255,958
Potlatch Corp.                                           5,448          234,536
Rayonier, Inc.                                          11,103          501,189
Realty Income Corp. (a)                                 16,527          416,315
Regency Centers Corp.                                    6,327          446,054
Senior Housing Properties Trust                         13,785          280,525
SL Green Realty Corp.                                    3,575          442,907
Strategic Hotels & Resorts, Inc.                         9,987          224,608
Taubman Centers, Inc.                                    4,012          199,035
UDR, Inc.                                               14,912          392,186
Ventas, Inc.                                            12,962          469,873
Washington Real Estate Investment Trust                  5,041          171,394
Weingarten Realty Investors                             10,165          417,782
                                                                  -------------
Total REITS                                                          17,602,589
                                                                  -------------
Retail--3.1%
Abercrombie & Fitch Co. Class A                          2,816          205,512
Advance Auto Parts, Inc.                                 2,039           82,641
American Eagle Outfitters, Inc.                          6,531          167,585
Applebees International, Inc.                            1,927           46,441

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Barnes & Noble, Inc.                                     2,894    $     111,332
bebe stores, inc                                         2,706           43,323
Brinker International, Inc.                              4,383          128,290
Circuit City Stores, Inc.                                3,155           47,577
Darden Restaurants, Inc.                                 5,008          220,302
Dillard's, Inc. Class A                                    916           32,912
Dollar General Corp.                                    11,987          262,756
Family Dollar Stores, Inc.                               6,683          229,361
Foot Locker, Inc.                                       10,037          218,807
Men's Wearhouse, Inc. (The)                                792           40,447
MSC Industrial Direct Co. Class A                        2,408          132,440
OfficeMax, Inc.                                          2,836          111,455
PetSmart, Inc.                                           1,654           53,672
RadioShack Corp.                                         5,735          190,058
Regis Corp.                                                555           21,229
Ross Stores, Inc.                                        3,223           99,268
Tiffany & Co.                                            4,291          227,680
United Auto Group, Inc.                                  3,322           70,725
Wendy's International, Inc.*                             3,738          137,372
Williams-Sonoma, Inc.                                    4,235          133,741
                                                                  -------------
Total Retail                                                          3,014,926
                                                                  -------------
Savings & Loans--2.5%
Astoria Financial Corp.                                  9,428          236,077
Capitol Federal Financial (a)                           11,896          439,200
Downey Financial Corp.                                     529           34,903
Hudson City Bancorp, Inc.                               37,943          463,663
New York Community Bancorp, Inc. (a)                    56,433          960,491
NewAlliance Bancshares, Inc.                             4,583           67,462
Washington Federal, Inc.                                 9,090          220,978
                                                                  -------------
Total Savings & Loans                                                 2,422,774
                                                                  -------------
Semiconductors--0.9%
Intersil Corp. Class A                                   4,493          141,350
Microchip Technology, Inc.                              19,147          709,205
                                                                  -------------
Total Semiconductors                                                    850,555
                                                                  -------------
Software--0.7%
Acxiom Corp.                                             2,248           59,460
Fair Isaac Corp.                                           363           14,564
Fidelity National Information
 Services, Inc.                                          2,861          155,294
Global Payments, Inc.                                      330           13,085
IMS Health, Inc.                                         2,529           81,257
MoneyGram International, Inc.                            1,545           43,183
SEI Investments Co.                                      4,300          124,872
Total System Services, Inc.                              6,272          185,086
                                                                  -------------
Total Software                                                          676,801
                                                                  -------------
Telecommunications--3.4%
CenturyTel, Inc.                                         3,075          150,829
Citizens Communications Co.                             68,070        1,039,429
Harris Corp.                                             4,124          224,964
Telephone & Data Systems, Inc.                           2,144          134,150
Telephone & Data Systems, Inc.
 Special Shares                                          2,402          138,235
Windstream Corp.                                       104,904        1,548,383
                                                                  -------------
Total Telecommunications                                              3,235,990
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Textiles--0.2%
Cintas Corp.                                             4,020    $     158,509
                                                                  -------------
Toys/Games/Hobbies--0.3%
Hasbro, Inc.                                             8,587          269,718
                                                                  -------------
Transportation--1.0%
Alexander & Baldwin, Inc.                                2,795          148,442
Con-way, Inc.                                            1,226           61,594
Florida East Coast Industries, Inc.                        458           38,005
JB Hunt Transport Services, Inc.                         6,723          197,119
Laidlaw International, Inc.                              5,667          195,795
Landstar System, Inc.                                      590           28,468
Overseas Shipholding Group, Inc.                         1,980          161,172
Ryder System, Inc.                                       2,543          136,813
                                                                  -------------
Total Transportation                                                    967,408
                                                                  -------------
Trucking & Leasing--0.1%
GATX Corp.                                               2,927          144,155
                                                                  -------------
Water--0.2%
Aqua America Inc. (a)                                    7,274          163,592
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $93,229,847)                                                  95,931,568
                                                                  =============
SHORT-TERM INVESTMENT--1.0%
MONEY MARKET FUND--1.0%
Columbia Cash Reserves Fund, 4.96%(b)
(Cost: $939,822)                                       939,822          939,822
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED--6.5%
MONEY MARKET FUNDS(c)--6.5%
AIM Prime Portfolio, 5.22%                              16,223           16,223
UBS Enhanced Yield Portfolio, 5.27%                  3,549,424        3,549,424
UBS Private Money Market Fund LLC, 5.25%             2,652,833        2,652,833
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
 FOR SECURITIES LOANED
(Cost: $6,218,480)(d)                                                 6,218,480
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES --107.0%
(Cost: $100,388,149)(e)                                             103,089,870


Liabilities in Excess of Other Assets --(7.0)%                       (6,705,977)
                                                                  -------------

NET ASSETS--100.0%                                                $  96,383,893
                                                                  =============

*     Non-income producing security.

(a)  Security, or portion thereof, was on loan at June 30, 2007.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)  Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $6,012,556 and the total market value of the collateral held by the Fund was $6,218,480.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                 42.9%
Utilities                                                                 12.6%
Industrial                                                                11.1%
Consumer Non-Cyclical                                                      9.1%
Consumer Cyclical                                                          8.0%
Basic Materials                                                            5.9%
Communications                                                             4.8%
Energy                                                                     2.9%
Technology                                                                 2.0%
Diversified                                                                0.2%
Other                                                                      0.5%


*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.1%
Advertising--0.2%
Catalina Marketing Corp.                                 5,683    $     179,015
                                                                  -------------
Aerospace/Defense--0.4%
Curtiss-Wright Corp.                                     2,853          132,979
EDO Corp.                                                1,013           33,297
HEICO Corp.                                                235            9,889
HEICO Corp. Class A                                        328           11,529
Kaman Corp.                                              5,518          172,107
Triumph Group, Inc.                                        579           37,907
United Industrial Corp.                                    934           56,021
                                                                  -------------
Total Aerospace/Defense                                                 453,729
                                                                  -------------
Agriculture--1.6%
Alico, Inc.                                              1,582           96,486
Andersons, Inc. (The) (a)                                  808           36,627
Universal Corp.                                         10,511          640,330
Vector Group Ltd. (a)                                   49,232        1,109,197
                                                                  -------------
Total Agriculture                                                     1,882,640
                                                                  -------------
Airlines--0.1%
Skywest, Inc.                                            3,319           79,092
                                                                  -------------
Apparel--0.6%
Cherokee, Inc. (a)                                       7,224          263,965
Delta Apparel, Inc.                                      1,117           20,274
Kellwood Co.                                             5,734          161,240
K-Swiss, Inc. Class A                                    1,677           47,509
Oxford Industries, Inc.                                  2,137           94,755
Stride Rite Corp.                                        5,790          117,305
Weyco Group, Inc.                                        1,275           34,336
                                                                  -------------
Total Apparel                                                           739,384
                                                                  -------------
Auto Manufacturers--0.0%
Wabash National Corp.                                    3,876           56,706
                                                                  -------------
Auto Parts & Equipment--1.7%
American Axle & Manufacturing
 Holdings, Inc.                                         17,453          516,957
ArvinMeritor, Inc. (a)                                  16,751          371,872
Cooper Tire & Rubber Co.                                19,979          551,819
Modine Manufacturing Co.                                 9,486          214,384
Noble International Ltd.                                 2,249           45,970
Spartan Motors, Inc.                                     3,183           54,175
Standard Motor Products, Inc.                            4,960           74,549
Superior Industries International, Inc. (a)              8,797          191,423
Titan International, Inc.                                  164            5,184
                                                                  -------------
Total Auto Parts & Equipment                                          2,026,333
                                                                  -------------
Banks--16.9%
1st Source Corp.                                         4,029          100,403
1st State Bancorp., Inc.                                 2,084           44,368
Access National Corp.                                    1,502           13,293
Alabama National BanCorp                                 4,731          292,565
Alliance Financial Corp.                                 1,805           47,508
AMCORE Financial, Inc.                                   5,998          173,882
American River Bankshares                                1,361           32,405
Americanwest Bancorp                                       782           14,256
Ameris Bancorp                                           2,554           57,388
Arrow Financial Corp.                                    4,128           90,857
BancFirst Corp.                                          2,092           89,579

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Bancorp Rhode Island, Inc.                                 655    $      25,054
BancTrust Financial Group, Inc.                          2,499           52,479
Bank Mutual Corp.                                       14,264          164,464
Bank of Granite Corp.                                    4,544           75,839
Bank of the Ozarks, Inc.                                 2,006           55,907
Banner Corp.                                             2,225           75,784
Beverly Hills Bancorp, Inc.                             10,719           83,822
Boston Private Financial Holdings, Inc.                  4,084          109,737
Bryn Mawr Bank Corp.                                     1,770           40,675
Cadence Financial Corp.                                  5,776          112,516
Camden National Corp.                                    1,267           49,590
Capital City Bank Group, Inc. (a)                        3,633          113,859
Capital Corp. of the West                                1,014           24,295
Capitol Bancorp Ltd.                                     3,730          101,941
Cardinal Financial Corp.                                 1,092           10,778
Cass Information Systems, Inc.                           1,269           46,014
Center Bancorp, Inc.                                     2,885           42,583
Center Financial Corp.                                   1,059           17,918
Centerstate Banks of Florida, Inc. (a)                     857           15,512
Central Pacific Financial Corp.                          7,725          255,002
Chemical Financial Corp.                                 8,551          221,214
Chittenden Corp.                                        12,550          438,623
Citizens Banking Corp.                                  32,876          601,630
City Holding Co.                                         4,838          185,441
CoBiz, Inc.                                              2,158           39,103
Columbia Bancorp (a)                                     1,461           30,666
Columbia Banking System, Inc.                            2,729           79,824
Community Bank System, Inc.                             10,043          201,061
Community Banks, Inc.                                    6,807          219,321
Community Trust Bancorp, Inc.                            4,068          131,396
Corus Bankshares, Inc. (a)                              25,598          441,821
CVB Financial Corp.                                     21,396          237,924
Enterprise Financial Services Corp.                        618           15,363
Financial Institutions, Inc.                             1,734           35,010
First Bancorp                                            5,464          102,341
First Busey Corp. (a)                                    5,685          113,643
First Charter Corp.                                     11,417          222,289
First Commonwealth Financial Corp. (a)                  37,515          409,664
First Community Bancorp                                  7,710          441,088
First Community Bancshares, Inc.                         2,987           93,165
First Financial Bancorp                                 15,300          229,347
First Financial Bankshares, Inc.                         6,068          235,499
First Financial Corp.                                    3,325           97,622
First Indiana Corp.                                      5,130          113,476
First Merchants Corp.                                    6,276          150,812
First Mutual Bancshares, Inc.                              942           20,941
First Republic Bank                                      4,781          256,548
First Security Group, Inc.                               3,298           35,618
First South Bancorp, Inc. (a)                            2,325           62,543
Firstbank Corp.                                          2,578           49,601
FNB Corp./PA (a)                                        32,436          542,979
FNB Corp./VA                                             1,476           52,988
FNB United Corp.                                         3,990           63,801
Fremont General Corp. (a)                               24,585          264,535
Frontier Financial Corp. (a)                             9,019          203,198
Gateway Financial Holdings, Inc.                         1,637           23,917
GB&T Bancshares, Inc.                                    2,418           40,381
German American Bancorp                                  4,402           60,527
Glacier Bancorp, Inc.                                    9,633          196,032
Great Southern Bancorp, Inc.                             2,788           75,415
Greater Bay Bancorp                                     12,818          356,853
Greene County Bancshares, Inc.                           1,271           39,731
Hanmi Financial Corp.                                    5,296           90,350
Harleysville National Corp.                             11,525          185,783
Heartland Financial USA, Inc.                            2,064           50,155
Heritage Commerce Corp.                                  1,071           25,361

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Home Bancshares, Inc.                                      780    $      17,589
Horizon Financial Corp.                                  2,309           50,313
IBERIABANK Corp.                                         2,242          110,867
Independent Bank Corp./MA                                2,733           80,733
Independent Bank Corp./MI                                7,714          132,758
Integra Bank Corp.                                       4,455           95,649
Irwin Financial Corp.                                    6,474           96,915
ITLA Capital Corp.                                         655           34,139
Lakeland Bancorp, Inc.                                   5,808           77,246
Lakeland Financial Corp.                                 2,474           52,622
Macatawa Bank Corp.                                      3,829           60,919
MainSource Financial Group, Inc.                         5,755           96,626
MB Financial, Inc.                                       7,542          262,010
MBT Financial Corp. (a)                                  8,075          113,696
Mercantile Bank Corp.                                    1,199           32,493
Merchants Bancshares, Inc.                               2,901           66,723
MetroCorp Bancshares, Inc.                                 772           16,536
Midwest Banc Holdings, Inc. (a)                          5,592           81,084
Nara Bancorp, Inc.                                       1,302           20,741
National Penn Bancshares, Inc.                          16,105          268,632
NBT Bancorp Inc.                                        10,765          242,858
North Valley Bancorp                                     1,451           34,780
Northrim Bancorp, Inc.                                   1,026           28,020
Oak Hill Financial, Inc.                                 1,430           31,403
Old National Bancorp                                    30,473          506,157
Old Second Bancorp, Inc.                                 2,329           67,914
Omega Financial Corp.                                    4,989          134,154
PAB Bankshares, Inc.                                     2,218           42,475
Pacific Capital Bancorp                                 13,091          353,195
Pacific Continental Corp.                                2,034           32,951
Park National Corp. (a)                                  5,665          480,335
Patriot National Bancorp, Inc.                             334            7,341
Peoples Bancorp, Inc.                                    2,988           80,885
Preferred Bank                                           1,412           56,480
PrivateBancorp, Inc.                                     1,234           35,539
Prosperity Bancshares, Inc.                              5,245          171,826
Provident Bankshares Corp.                              11,972          392,442
Renasant Corp.                                           3,168           72,040
Republic Bancorp, Inc. Class A                           2,791           46,303
Royal Bancshares of Pennsylvania, Inc.
 Class A                                                 5,208          102,650
S&T Bancorp, Inc.                                        8,889          292,448
S.Y. Bancorp, Inc. (a)                                   3,155           74,963
Sandy Spring Bancorp, Inc.                               3,455          108,625
SCBT Financial Corp.                                     1,581           57,548
Seacoast Banking Corp. of Florida (a)                    4,786          104,096
Security Bank Corp.                                      2,187           43,959
Sierra Bancorp. (a)                                      1,892           53,354
Simmons First National Corp. Class A                     3,044           83,983
Southern Community Financial Corp.                       4,063           35,958
Southside Bancshares, Inc.                               2,168           47,089
Southwest Bancorp, Inc.                                  1,722           41,397
State Bancorp, Inc.                                      3,709           61,829
Sterling Bancorp                                         7,745          124,152
Sterling Bancshares, Inc.                               10,319          116,707
Sterling Financial Corp./PA                              1,180           12,414
Sterling Financial Corp./WA                              3,162           91,508
Suffolk Bancorp                                          2,414           77,055
Susquehanna Bancshares, Inc.                            19,148          428,341
Taylor Capital Group, Inc.                                 864           23,786
TIB Financial Corp.                                      1,476           18,967
Tompkins Trustco, Inc.                                   2,707          101,242
Trico Bancshares                                         2,871           64,196
TrustCo Bank Corp. (a)                                  43,710          431,855
UCBH Holdings, Inc.                                      8,553          156,263
UMB Financial Corp.                                      7,124          262,662
Union Bankshares Corp.                                   2,954           68,533

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

United Bankshares, Inc.                                 12,259    $     389,837
United Community Banks, Inc.                             3,841           99,443
United Security Bancshares (a)                           1,845           37,601
Univest Corp. of Pennsylvania                            3,319           74,744
USB Holding Co., Inc.                                    5,202           99,151
Vineyard National Bancorp                                1,753           40,266
Virginia Financial Group, Inc.                           2,572           57,098
Washington Banking Co                                    1,099           16,650
Washington Trust Bancorp, Inc.                           3,715           93,655
Wells Fargo & Co.                                        4,492          157,984
WesBanco, Inc.                                           6,887          203,166
West Bancorp., Inc. (a)                                  5,882           93,936
West Coast Bancorp                                       2,121           64,457
Westamerica Bancorp (a)                                  9,493          419,970
Wilshire Bancorp, Inc.                                   2,988           36,394
Wintrust Financial Corp.                                 1,560           68,406
Yardville National Bancorp                               1,429           48,800
                                                                  -------------
Total Banks                                                          19,887,400
                                                                  -------------
Beverages--0.1%
Coca-Cola Bottling Co. Consolidated                      1,027           51,658
Farmer Bros. Co.                                         3,386           76,625
                                                                  -------------
Total Beverages                                                         128,283
                                                                  -------------
Biotechnology--0.0%
Cambrex Corp.                                            1,353           17,954
                                                                  -------------
Building Materials--0.5%
AAON, Inc.                                               1,681           53,540
Apogee Enterprises, Inc.                                 5,029          139,907
Comfort Systems USA, Inc.                                4,107           58,237
LSI Industries Inc.                                      6,215          111,249
Simpson Manufacturing Co., Inc. (a)                      4,878          164,583
Universal Forest Products, Inc.                            532           22,482
                                                                  -------------
Total Building Materials                                                549,998
                                                                  -------------
Chemicals--3.0%
A. Schulman, Inc.                                        6,923          168,437
Aceto Corp.                                              4,635           42,966
American Vanguard Corp. (a)                                943           13,504
Arch Chemicals, Inc.                                     5,856          205,780
Balchem Corp.                                              584           10,611
CF Industries Holdings, Inc.                             2,214          132,596
Ferro Corp.                                             11,937          297,589
Georgia Gulf Corp. (a)                                   5,283           95,675
H.B. Fuller Co.                                          5,460          163,199
Minerals Technologies, Inc.                                659           44,120
NewMarket Corp.                                          1,520           73,522
NL Industries, Inc. (a)                                 22,084          221,282
Olin Corp.                                              37,191          781,010
Penford Corp.                                            1,225           33,430
Quaker Chemical Corp.                                    4,026           95,014
Sensient Technologies Corp.                             12,981          329,588
Spartech Corp.                                           5,312          141,034
Stepan Co.                                               2,452           74,247
Tronox, Inc. Class A                                     2,544           36,583
Tronox, Inc. Class B                                     3,333           46,829
UAP Holding Corp.                                       16,819          506,925
Wellman, Inc.                                           12,409           37,723
                                                                  -------------
Total Chemicals                                                       3,551,664
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Commercial Services--4.0%
Aaron Rents, Inc.                                        1,018    $      29,726
ABM Industries, Inc.                                    10,870          280,555
Administaff, Inc.                                        2,282           76,424
Advance America, Cash Advance
 Centers, Inc.                                          25,357          449,833
Arbitron, Inc.                                           2,818          145,212
Bowne & Co., Inc.                                        3,854           75,192
CDI Corp.                                                3,222          103,748
Chemed Corp.                                             2,064          136,823
Coinmach Service Corp. Class A                          23,165          306,473
Collectors Universe, Inc.                                1,984           30,335
CPI Corp.                                                  984           68,388
Deluxe Corp.                                            21,602          877,256
Diamond Management & Technology
 Consultants, Inc.                                       8,783          115,936
Gevity HR, Inc.                                          4,053           78,344
Healthcare Services Group, Inc.                          6,212          183,254
Heartland Payment Systems, Inc. (a)                      1,214           35,607
Jackson Hewitt Tax Service, Inc.                         4,678          131,499
Kelly Services, Inc. Class A                             6,045          165,996
Landauer, Inc.                                           3,250          160,063
MAXIMUS, Inc.                                            3,020          131,008
McGrath Rentcorp                                         5,144          173,301
Monro Muffler, Inc.                                      1,078           40,371
Multi-Color Corp.                                          328           12,894
Pre-Paid Legal Services, Inc. (a)                        4,599          295,762
Rollins, Inc.                                            8,290          188,763
Stewart Enterprises, Inc. Class A                       15,074          117,426
Strayer Education, Inc.                                  1,648          217,058
Thomas Group, Inc.                                       2,820           29,638
Viad Corp.                                                 976           41,158
                                                                  -------------
Total Commercial Services                                             4,698,043
                                                                  -------------
Computers--0.4%
Agilysys, Inc.                                           2,513           56,543
Imation Corp.                                            4,335          159,787
Integral Systems, Inc.                                   1,018           24,748
MTS Systems Corp.                                        2,238           99,971
Syntel, Inc.                                             3,427          104,147
                                                                  -------------
Total Computers                                                         445,196
                                                                  -------------
Cosmetics/Personal Care--0.0%
Inter Parfums, Inc.                                      1,453           38,679
                                                                  -------------
Distribution/Wholesale--0.6%
BlueLinx Holdings, Inc.                                 13,908          145,895
Building Material Holding Corp.                          4,459           63,273
Owens & Minor, Inc.                                      7,871          275,013
Watsco, Inc.                                             4,700          255,680
                                                                  -------------
Total Distribution/Wholesale                                            739,861
                                                                  -------------
Diversified Financial Services--1.1%
Advanta Corp. Class A                                    3,120           88,639
Advanta Corp. Class B                                    6,358          197,988
Asta Funding, Inc. (a)                                     737           28,323
Calamos Asset Management, Inc. Class A                   3,092           79,001
Cohen & Steers, Inc.                                     5,158          224,115
Delta Financial Corp. (a)                                4,394           53,914
Federal Agricultural Mortgage Corp.
 Class C                                                 1,273           43,562
Financial Federal Corp.                                  3,755          111,974

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Friedman, Billings, Ramsey Group, Inc.                  44,002    $     240,251
GAMCO Investors, Inc. Class A                              239           13,396
Sanders Morris Harris Group, Inc.                        3,220           37,481
SWS Group, Inc.                                          3,726           80,556
Westwood Holdings Group, Inc.                            1,598           54,588
                                                                  -------------
Total Diversified Financial Services                                  1,253,788
                                                                  -------------
Electric--3.7%
ALLETE, Inc.                                             9,703          456,526
Avista Corp.                                            10,454          225,284
Black Hills Corp.                                       13,468          535,352
Central Vermont Public Service Corp.                     4,345          163,720
CH Energy Group, Inc.                                    6,674          300,130
Cleco Corp.                                             20,548          503,426
Empire District Electric Co. (The)                      15,962          357,070
MGE Energy, Inc.                                         8,450          276,062
NorthWestern Corp.                                      12,668          402,969
Ormat Technologies, Inc.                                 1,463           55,126
Otter Tail Corp.                                        11,017          353,315
UIL Holdings Corp.                                      10,335          342,089
UniSource Energy Corp.                                   8,370          275,289
Unitil Corp.                                             4,012          109,126
                                                                  -------------
Total Electric                                                        4,355,484
                                                                  -------------
Electrical Components & Equipment--0.2%
Hubbell, Inc. Class A                                    2,269          122,753
Insteel Industries, Inc.                                 1,029           18,522
Vicor Corp.                                              3,573           47,271
                                                                  -------------
Total Electrical Components & Equipment                                 188,546
                                                                  -------------
Electronics--0.8%
Analogic Corp.                                           1,133           83,287
Badger Meter, Inc. (a)                                   1,798           50,811
Bel Fuse, Inc. Class B                                     410           13,952
CTS Corp.                                                3,458           43,778
Cubic Corp.                                              2,044           61,688
Daktronics, Inc.                                           581           12,480
Frequency Electronics, Inc.                              1,660           17,496
Keithley Instruments, Inc.                               1,967           24,686
Methode Electronics, Inc.                                6,843          107,093
Park Electrochemical Corp.                               2,046           57,656
Sypris Solutions, Inc.                                   3,602           28,888
Technitrol, Inc.                                         5,379          154,216
Watts Water Technologies, Inc. Class A                   2,625           98,359
Woodward Governor Co.                                    3,765          202,068
                                                                  -------------
Total Electronics                                                       956,458
                                                                  -------------
Energy-Alternate Sources--0.0%
MGP Ingredients, Inc.                                    1,596           26,972
                                                                  -------------
Entertainment--1.0%
Carmike Cinemas, Inc.                                    1,176           25,825
Churchill Downs, Inc.                                    1,719           90,041
Dover Downs Gaming & Entertainment, Inc.                 1,959           29,405
Regal Entertainment Group Class A (a)                   45,211          991,477
                                                                  -------------
Total Entertainment                                                   1,136,748
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Environmental Control--0.6%
American Ecology Corp.                                   5,270    $     112,883
Metal Management, Inc.                                   2,210           97,395
Met-Pro Corp.                                            1,903           29,896
Mine Safety Appliances Co.                               8,238          360,495
Waste Industries USA, Inc.                               1,750           59,745
                                                                  -------------
Total Environmental Control                                             660,414
                                                                  -------------
Food--1.4%
Arden Group, Inc. Class A                                  246           33,554
Cal-Maine Foods, Inc.                                    1,148           18,804
Diamond Foods, Inc.                                      1,201           21,078
Imperial Sugar Co.                                       1,296           39,904
Ingles Markets, Inc. Class A                             2,610           89,915
J&J Snack Foods Corp.                                    1,819           68,649
Lance, Inc.                                             10,252          241,537
Nash Finch Co. (a)                                       4,729          234,086
Ruddick Corp.                                            7,643          230,207
Sanderson Farms, Inc.                                    3,481          156,715
Spartan Stores, Inc.                                     2,371           78,030
Tootsie Roll Industries, Inc.                            3,399           94,186
Village Super Market, Inc. Class A                         654           31,268
Weis Markets, Inc.                                       8,838          358,026
                                                                  -------------
Total Food                                                            1,695,959
                                                                  -------------
Forest Products & Paper--1.0%
Bowater, Inc. (a)                                       20,799          518,935
Deltic Timber Corp.                                        778           42,650
Neenah Paper, Inc.                                       1,597           65,892
P.H. Glatfelter Co.                                     10,714          145,603
Rock-Tenn Co. Class A                                    5,293          167,894
Schweitzer-Mauduit International, Inc.                   4,153          128,743
Wausau Paper Corp.                                      11,164          149,598
                                                                  -------------
Total Forest Products & Paper                                         1,219,315
                                                                  -------------
Gas--1.8%
Cascade Natural Gas Corp.                                4,206          111,080
Chesapeake Utilities Corp.                               2,411           82,601
EnergySouth, Inc.                                        1,870           95,370
Laclede Group, Inc. (The)                                8,351          266,230
New Jersey Resources Corp.                               9,034          460,914
Northwest Natural Gas Co.                                9,773          451,415
South Jersey Industries, Inc.                            8,291          293,336
Southwest Gas Corp.                                      9,370          316,800
                                                                  -------------
Total Gas                                                             2,077,746
                                                                  -------------
Hand/Machine Tools--0.5%
Baldor Electric Co.                                      7,477          368,466
Franklin Electric Co., Inc.                              2,053           96,861
Regal-Beloit Corp.                                       3,361          156,421
                                                                  -------------
Total Hand/Machine Tools                                                621,748
                                                                  -------------
Healthcare-Products--1.1%
Arrow International, Inc.                                9,044          346,205
Datascope Corp.                                          1,346           51,525
Invacare Corp.                                             779           14,279
LCA-Vision Inc.                                          4,263          201,470
Meridian Bioscience, Inc.                                7,308          158,291
Oakley, Inc.                                             5,870          166,708

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

PolyMedica Corp.                                         3,415    $     139,503
Vital Signs, Inc.                                        1,015           56,383
West Pharmaceutical Services, Inc.                       3,563          167,995
Young Innovations, Inc.                                    334            9,746
                                                                  -------------
Total Healthcare-Products                                             1,312,105
                                                                  -------------
Healthcare-Services--0.1%
National Healthcare Corp.                                1,601           82,611
Option Care, Inc.                                        1,629           25,087
                                                                  -------------
Total Healthcare-Services                                               107,698
                                                                  -------------
Holding Companies-Diversified--0.0%
Resource America, Inc. Class A                           1,722           35,490
                                                                  -------------
Home Builders--0.5%
Brookfield Homes Corp. (a)                               3,360           97,742
Coachmen Industries, Inc.                                1,825           17,630
Lennar Corp. Class B                                     4,263          149,888
Levitt Corp. Class A                                     1,874           17,672
M/I Homes, Inc.                                            487           12,954
Monaco Coach Corp.                                       5,984           85,870
Orleans Homebuilders, Inc. (a)                           1,134            9,582
Skyline Corp.                                            1,512           45,375
TOUSA Inc. (a)                                           3,596           15,067
Winnebago Industries, Inc.                               3,815          112,619
                                                                  -------------
Total Home Builders                                                     564,399
                                                                  -------------
Home Furnishings--1.0%
American Woodmark Corp.                                  1,154           39,928
Bassett Furniture Industries, Inc.                       5,750           78,488
Ethan Allen Interiors, Inc.                              7,209          246,908
Furniture Brands International, Inc. (a)                19,156          272,015
La-Z-Boy, Inc. (a)                                      21,329          244,430
Sealy Corp. (a)                                         18,820          310,907
Stanley Furniture Co., Inc.                              1,543           31,693
                                                                  -------------
Total Home Furnishings                                                1,224,369
                                                                  -------------
Household Products/Wares--1.5%
American Greetings Corp. Class A                         7,243          205,194
Blyth, Inc.                                              8,405          223,405
CSS Industries, Inc.                                     1,759           69,674
Ennis, Inc.                                              7,054          165,910
Standard Register Co. (The)                             18,232          207,845
Tupperware Brands Corp.                                 26,889          772,790
WD-40 Co.                                                4,454          146,403
                                                                  -------------
Total Household Products/Wares                                        1,791,221
                                                                  -------------
Housewares--0.1%
Libbey, Inc.                                             1,147           24,741
Lifetime Brands, Inc. (a)                                1,800           36,810
National Presto Industries, Inc.                         1,154           71,940
                                                                  -------------
Total Housewares                                                        133,491
                                                                  -------------
Insurance--3.2%
21st Century Holding Co.                                 2,464           26,463
21st Century Insurance Group                            16,593          362,722
Affirmative Insurance Holdings, Inc.                       823           12,551
Alfa Corp.                                              18,728          291,595
American Equity Investment Life
 Holding Co.                                             2,168           26,189

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Baldwin & Lyons, Inc. Class B                            4,697    $     122,028
Bristol West Holdings, Inc.                              6,212          138,962
Brooke Corp. (a)                                         7,854          116,161
Crawford & Co. Class B                                   8,489           57,386
Donegal Group, Inc. Class A                              3,634           54,147
EMC Insurance Group, Inc.                                2,867           71,159
FBL Financial Group, Inc. Class A                        3,293          129,481
Great American Financial Resources, Inc.                 1,941           46,953
Harleysville Group, Inc.                                 7,164          238,991
Hilb Rogal & Hobbs Co.                                   4,251          182,198
Horace Mann Educators Corp.                              9,019          191,564
Independence Holding Co.                                   278            5,680
Infinity Property & Casualty Corp.                       1,315           66,710
LandAmerica Financial Group, Inc.                        2,574          248,365
Mercer Insurance Group, Inc.                               683           13,592
Midland Co. (The)                                        1,192           55,952
National Interstate Corp.                                1,111           28,975
NYMAGIC, Inc.                                              823           33,085
Presidential Life Corp.                                  5,578          109,663
ProCentury Corp.                                         1,260           21,118
RLI Corp.                                                3,523          197,112
Safety Insurance Group, Inc.                             3,205          132,687
Selective Insurance Group, Inc.                          9,330          250,790
State Auto Financial Corp.                               5,366          164,468
Stewart Information Services Corp.                       3,390          135,024
Tower Group, Inc.                                          727           23,191
United Fire & Casualty Co.                               4,419          156,344
                                                                  -------------
Total Insurance                                                       3,711,306
                                                                  -------------
Internet--0.6%
TheStreet.com, Inc.                                      3,128           34,033
United Online, Inc.                                     40,050          660,424
                                                                  -------------
Total Internet                                                          694,457
                                                                  -------------
Investment Companies--2.8%
Ares Capital Corp.                                      43,062          725,595
Capital Southwest Corp.                                    280           43,621
Gladstone Capital Corp. (a)                              7,669          164,577
Gladstone Investment Corp.                               9,866          140,196
Hercules Technology Growth Capital, Inc.                14,387          194,368
MCG Capital Corp.                                       52,226          836,661
Medallion Financial Corp.                               10,704          126,628
MVC Capital, Inc. (a)                                    6,481          121,908
NGP Capital Resources Co.                               11,184          186,996
Patriot Capital Funding, Inc.                           14,298          212,325
Prospect Energy Corp. (a)                               11,592          202,512
Technology Investment Capital Corp.                     17,596          277,841
                                                                  -------------
Total Investment Companies                                            3,233,228
                                                                  -------------
Iron/Steel--0.3%
Gibraltar Industries, Inc.                               2,577           57,081
Great Northern Iron Ore Properties                       1,946          226,903
Olympic Steel, Inc.                                        328            9,400
Ryerson, Inc. (a)                                        2,321           87,386
Schnitzer Steel Industries, Inc. Class A                   503           24,114
                                                                  -------------
Total Iron/Steel                                                        404,884
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Leisure Time--0.5%
Ambassadors Group, Inc.                                  3,430    $     121,868
Ambassadors International, Inc.                          1,093           36,353
Arctic Cat, Inc.                                         2,187           43,303
Callaway Golf Co.                                       13,965          248,717
Marine Products Corp.                                    7,530           61,972
Nautilus, Inc.                                           8,233           99,125
                                                                  -------------
Total Leisure Time                                                      611,338
                                                                  -------------
Lodging--0.0%
Marcus Corp.                                             2,333           55,432
                                                                  -------------
Machinery-Construction & Mining--0.1%
Bucyrus International, Inc. Class A                      1,491          105,533
                                                                  -------------
Machinery-Diversified--1.7%
Alamo Group, Inc.                                          941           23,713
Albany International Corp. Class A                       3,151          127,426
Applied Industrial Technologies, Inc.                    8,084          238,478
Briggs & Stratton Corp. (a)                             17,577          554,731
Cascade Corp.                                            1,517          118,993
Cognex Corp.                                             6,362          143,209
Gorman-Rupp Co. (The)                                    1,748           55,691
Lindsay Manufacturing Co. (a)                              820           36,318
NACCO Industries, Inc. Class A                             888          138,075
Robbins & Myers, Inc.                                    1,023           54,352
Sauer-Danfoss, Inc.                                     10,195          303,403
Tennant Co.                                              3,046          111,179
Twin Disc, Inc.                                            656           47,173
Wabtec Corp.                                               603           22,028
                                                                  -------------
Total Machinery-Diversified                                           1,974,769
                                                                  -------------
Media--2.5%
Belo Corp. Class A                                      24,705          508,675
Citadel Broadcasting Corp. (a)                          89,897          579,835
Courier Corp.                                            2,313           92,520
Entercom Communications Corp.                           19,821          493,345
Gray Television, Inc.                                    8,599           79,713
Hearst-Argyle Television, Inc.                           5,896          142,094
Journal Communications, Inc. Class A                    10,357          134,745
Journal Register Co.                                     4,787           21,446
Media General, Inc. Class A                              5,823          193,731
Sinclair Broadcast Group, Inc. Class A                  24,434          347,451
Value Line, Inc.                                         2,384          104,658
World Wrestling Entertainment, Inc.                     14,305          228,737
                                                                  -------------
Total Media                                                           2,926,950
                                                                  -------------
Metal Fabricate/Hardware--1.0%
A. M. Castle & Co.                                       1,423           51,100
Ampco-Pittsburgh Corp.                                   1,068           42,816
CIRCOR International, Inc.                                 623           25,188
Dynamic Materials Corp.                                    623           23,363
Empire Resources, Inc. (a)                               2,003           19,329
Kaydon Corp.                                             3,311          172,569
Lawson Products, Inc.                                    1,559           60,333
Mueller Industries, Inc.                                 4,259          146,680
Mueller Water Products, Inc. Class A (a)                 1,487           25,368
NN, Inc.                                                 4,593           54,197

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Quanex Corp.                                             6,584    $     320,641
Sun Hydraulics Corp.                                     2,095          103,179
Valmont Industries, Inc.                                 1,705          124,056
                                                                  -------------
Total Metal Fabricate/Hardware                                        1,168,819
                                                                  -------------
Mining--0.6%
AMCOL International Corp.                                6,128          167,356
Charles & Colvard Ltd.                                   1,138            5,633
Compass Minerals International, Inc.                    12,576          435,884
Royal Gold, Inc.                                         2,320           55,146
                                                                  -------------
Total Mining                                                            664,019
                                                                  -------------
Miscellaneous Manufacturing--2.0%
A.O. Smith Corp.                                         4,917          196,139
Actuant Corp. Class A                                      573           36,133
American Railcar Industries, Inc.                          733           28,587
Ameron International Corp.                                 933           84,147
Barnes Group, Inc.                                      12,385          392,357
Federal Signal Corp.                                     6,844          108,546
Freightcar America, Inc.                                   708           33,871
Koppers Holdings, Inc.                                   6,188          208,412
Lancaster Colony Corp.                                   8,088          338,806
Matthews International Corp. Class A                     1,720           75,009
Myers Industries, Inc.                                   4,787          105,841
Portec Rail Products, Inc.                               2,068           25,002
Quixote Corp.                                            1,872           35,006
Raven Industries, Inc.                                   2,205           78,741
Reddy Ice Holdings, Inc.                                14,501          413,568
Standex International Corp.                              3,425           97,407
Tredegar Corp.                                           3,105           66,137
                                                                  -------------
Total Miscellaneous Manufacturing                                     2,323,709
                                                                  -------------
Office Furnishings--0.5%
Knoll, Inc.                                              9,214          206,394
Steelcase, Inc. Class A                                 21,644          400,414
                                                                  -------------
Total Office Furnishings                                                606,808
                                                                  -------------
Oil & Gas--0.8%
Adams Resources & Energy, Inc.                             523           15,606
Alon USA Energy, Inc.                                    2,483          109,277
Barnwell Industries, Inc.                                  574           11,939
Berry Petroleum Co. Class A                              3,659          137,871
Crosstex Energy, Inc. (a)                               13,617          391,217
Delek US Holdings, Inc.                                  4,482          119,445
Panhandle Royalty Co. Class A                              671           18,976
Penn Virginia Corp.                                      2,362           94,952
                                                                  -------------
Total Oil & Gas                                                         899,283
                                                                  -------------
Oil & Gas Services--0.5%
CARBO Ceramics, Inc. (a)                                 3,063          134,190
Gulf Island Fabrication, Inc.                            1,221           42,369
Lufkin Industries, Inc.                                  1,925          124,259
MarkWest Hydrocarbon, Inc.                               3,211          184,407
RPC, Inc.                                                8,522          145,215
                                                                  -------------
Total Oil & Gas Services                                                630,440
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Packaging & Containers--0.4%
Greif, Inc. Class A                                      3,362    $     200,409
Greif, Inc. Class B                                      5,612          315,282
                                                                  -------------
Total Packaging & Containers                                            515,691
                                                                  -------------
Pharmaceuticals--0.3%
Mannatech, Inc. (a)                                      5,592           88,857
Perrigo Co.                                              9,736          190,630
Reliv' International, Inc.                               1,799           18,890
                                                                  -------------
Total Pharmaceuticals                                                   298,377
                                                                  -------------
Real Estate--0.3%
Consolidated-Tomoka Land Co.                               371           25,707
Forest City Enterprises, Inc. Class B                    1,310           81,233
Resource Capital Corp.                                  17,636          246,550
Tarragon Corp.                                           1,956           16,548
Thomas Properties Group, Inc.                            2,064           32,983
                                                                  -------------
Total Real Estate                                                       403,021
                                                                  -------------
REITS--20.2%
Acadia Realty Trust                                      9,285          240,946
Agree Realty Corp.                                       4,331          135,344
American Campus Communities, Inc.                       10,681          302,165
American Financial Realty Trust                         86,442          892,081
American First Apartment Investors, Inc.                 6,158          152,411
American Land Lease, Inc.                                2,992           74,800
Ashford Hospitality Trust, Inc.                         46,132          542,512
Associated Estates Realty Corp.                          7,786          121,384
BRT Realty Trust                                         5,862          152,471
Capital Lease Funding, Inc.                             23,996          257,957
Cedar Shopping Centers, Inc.                            17,993          258,200
Cogdell Spencer, Inc.                                    4,952          101,962
DiamondRock Hospitality Co.                             33,229          634,009
Eagle Hospitality Properties Trust, Inc.                13,836          182,082
EastGroup Properties, Inc.                               9,257          405,642
Education Realty Trust, Inc.                            13,483          189,166
Entertainment Properties Trust                          12,911          694,354
Equity Inns, Inc.                                       31,729          710,730
Equity Lifestyle Properties, Inc.                        1,434           74,840
Extra Space Storage, Inc.                               32,717          539,831
FelCor Lodging Trust, Inc.                              29,648          771,737
Feldman Mall Properties, Inc.                           11,899          135,649
First Potomac Realty Trust                               9,987          232,597
Franklin Street Properties Corp. (a)                    43,034          711,782
Getty Realty Corp.                                      14,883          391,125
Gladstone Commercial Corp.                               5,659          110,916
Glimcher Realty Trust                                   27,640          691,000
GMH Communities Trust                                   31,272          303,026
Hersha Hospitality Trust                                20,734          245,076
Highland Hospitality Corp.                              34,757          667,334
Inland Real Estate Corp.                                35,690          606,016
Investors Real Estate Trust (a)                         31,634          326,779
Kite Realty Group Trust                                 12,079          229,743
Lexington Corporate Properties Trust                    50,918        1,059,095
LTC Properties, Inc.                                    12,599          286,627
Medical Properties Trust, Inc. (a)                      29,992          396,794
Mid-America Apartment Communities, Inc.                 10,119          531,045
Mission West Properties, Inc.                            9,667          134,758
Monmouth REIT Class A                                   15,509          134,773
National Health Investors, Inc.                         17,264          547,614
National Retail Properties, Inc.                        34,030          743,896
Omega Healthcare Investors, Inc.                        35,488          561,775

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

One Liberty Properties, Inc.                             5,683    $     129,345
Parkway Properties, Inc.                                 7,716          370,599
Pennsylvania Real Estate Investment Trust               22,448          995,121
PMC Commercial Trust                                    10,528          138,443
PS Business Parks, Inc.                                  4,165          263,936
Public Storage, Inc. Class A                             8,453          219,863
Ramco-Gershenson Properties Trust                        8,391          301,489
Republic Property Trust                                 20,321          248,932
Saul Centers, Inc. (a)                                   6,072          275,365
Sovran Self Storage, Inc.                                9,369          451,211
Spirit Finance Corp.                                    70,514        1,026,685
Sun Communities, Inc.                                   14,030          417,673
Sunstone Hotel Investors, Inc.                          27,182          771,697
Tanger Factory Outlet Centers, Inc.                     11,865          444,344
UMH Properties, Inc.                                     6,321           89,695
Universal Health Realty Income Trust                     6,981          232,467
Urstadt Biddle Properties, Inc. Class A                  8,676          147,579
U-Store-It Trust                                        32,542          533,363
Winthrop Realty Trust                                   23,551          162,737
                                                                  -------------
Total REITS                                                          23,702,588
                                                                  -------------
Retail--4.2%
Ark Restaurants Corp.                                    1,501           55,522
Asbury Automotive Group, Inc.                           11,932          297,703
Big 5 Sporting Goods Corp.                               3,363           85,757
Bob Evans Farms, Inc.                                    7,172          264,288
Bon-Ton Stores, Inc. (The)                                 365           14,622
Books-A-Million, Inc.                                    2,934           49,702
Borders Group, Inc.                                     11,130          212,138
Brown Shoe Co., Inc.                                     3,116           75,781
Buckle, Inc. (The)                                       5,399          212,721
Casey's General Stores, Inc.                             3,988          108,713
Cash America International, Inc.                           661           26,209
Cato Corp. (The) Class A                                 7,983          175,147
CBRL Group, Inc.                                         4,145          176,080
Christopher & Banks Corp.                                4,959           85,047
CKE Restaurants, Inc.                                    5,662          113,636
DEB Shops, Inc.                                          2,979           82,369
Finish Line, Inc. (The) Class A                          3,082           28,077
Fred's, Inc.                                             2,710           36,260
Group 1 Automotive, Inc.                                 2,773          111,863
Haverty Furniture Cos., Inc.                             3,763           43,914
IHOP Corp.                                               3,372          183,538
Kenneth Cole Productions, Inc. Class A                   3,436           84,869
Landry's Restaurants, Inc.                               1,593           48,204
Lithia Motors, Inc. Class A                              3,966          100,498
Longs Drug Stores Corp.                                  5,135          269,690
Movado Group, Inc.                                       2,124           71,664
Nu Skin Enterprises, Inc. Class A                       13,971          230,522
PEP Boys-Manny, Moe & Jack (The)                        11,121          224,199
Ruby Tuesday, Inc.                                      11,342          298,635
Sonic Automotive, Inc.                                   5,139          148,877
Stage Stores, Inc.                                       2,488           52,148
Stein Mart, Inc.                                         7,199           88,260
Talbots, Inc. (a)                                       11,575          289,722
Triarc Cos., Inc. Class A                                4,239           67,273
Triarc Cos., Inc. Class B                               11,811          185,433
Tuesday Morning Corp.                                   19,442          240,303
World Fuel Services Corp.                                  977           41,093
                                                                  -------------
Total Retail                                                          4,880,477
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Savings & Loans--3.9%
Abington Bancorp Inc.                                    3,017    $      28,812
American Bancorp of New Jersey, Inc.                     3,899           40,238
Anchor Bancorp Wisconsin, Inc.                           4,919          128,829
Atlantic Coast Federal Corp.                             3,259           51,329
BankAtlantic Bancorp, Inc. Class A                       7,413           63,826
BankFinancial Corp.                                      3,085           47,663
BankUnited Financial Corp. Class A                         214            4,295
Benjamin Franklin Bancorp, Inc.                            909           12,508
Berkshire Hills Bancorp, Inc.                            1,472           46,383
Brookline Bancorp, Inc.                                 15,536          178,819
CFS Bancorp, Inc.                                        3,728           54,131
Citizens First Bancorp, Inc.                             1,177           25,659
Clifton Savings Bancorp, Inc.                            4,881           52,910
Dime Community Bancshares                               14,351          189,290
First Defiance Financial Corp.                           2,246           66,976
First Federal Bancshares of Arkansas, Inc.               1,254           29,682
First Financial Holdings, Inc.                           3,225          105,490
First Niagara Financial Group, Inc.                     37,951          497,159
First Place Financial Corp.                              4,716           99,602
Flagstar Bancorp, Inc.                                  26,008          313,396
Flushing Financial Corp.                                 5,205           83,592
FMS Financial Corp.                                        288            8,268
Heritage Financial Group                                 1,233           18,446
HMN Financial, Inc.                                      1,258           44,219
Home Federal Bancorp, Inc.                               1,982           32,881
Kearny Financial Corp.                                   8,604          115,982
K-Fed Bancorp                                            3,073           48,215
KNBT Bancorp, Inc.                                       5,168           75,970
Legacy Bancorp, Inc.                                       656            9,807
MAF Bancorp, Inc.                                        7,664          415,849
Northwest Bancorp, Inc.                                 16,039          419,259
OceanFirst Financial Corp.                               4,541           79,922
Pamrapo Bancorp, Inc.                                    1,892           36,913
Parkvale Financial Corp.                                 1,471           43,703
Partners Trust Financial Group, Inc.                    11,009          115,595
PFF Bancorp, Inc.                                        5,537          154,648
Provident Financial Holdings, Inc.                       1,542           38,550
Provident Financial Services, Inc.                      14,509          228,662
Provident New York Bancorp                               5,378           72,657
Rainier Pacific Financial Group, Inc.                      826           14,323
Riverview Bancorp, Inc.                                  2,976           40,831
Rockville Financial, Inc.                                1,852           27,965
Rome Bancorp, Inc.                                       2,023           24,842
Synergy Financial Group, Inc.                            1,833           24,452
TierOne Corp.                                            1,589           47,829
Timberland Bancorp, Inc.                                 1,370           21,509
United Community Financial Corp.                         9,624           96,048
United Financial Bancorp, Inc.                           2,201           31,122
Westfield Financial, Inc.                                5,621           56,041
Willow Grove Bancorp, Inc.                               5,309           69,017
WSFS Financial Corp.                                       368           24,078
                                                                  -------------
Total Savings & Loans                                                 4,558,192
                                                                  -------------
Semiconductors--0.1%
Cohu, Inc.                                               3,155           70,198
Richardson Electronics Ltd.                              2,682           24,809
                                                                  -------------
Total Semiconductors                                                     95,007
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Software--0.6%
American Software, Inc. Class A                          7,781    $      80,144
Blackbaud, Inc.                                          4,897          108,126
Computer Programs & Systems, Inc.                        4,329          134,113
infoUSA, Inc.                                           10,883          111,224
Inter-Tel, Inc.                                          3,596           86,052
Pegasystems, Inc.                                        4,705           51,426
QAD, Inc.                                                3,884           32,237
Renaissance Learning, Inc. (a)                           3,736           49,128
Schawk, Inc.                                             1,888           37,798
                                                                  -------------
Total Software                                                          690,248
                                                                  -------------
Telecommunications--3.5%
Adtran, Inc.                                            13,170          342,025
Alaska Communications Systems Group, Inc.               24,220          383,645
Applied Signal Technology, Inc.                          3,559           55,556
Atlantic Tele-Network, Inc.                              3,060           87,638
Black Box Corp.                                          1,017           42,083
Consolidated Communications Holdings, Inc.              22,388          505,969
CT Communications, Inc.                                  4,561          139,156
D&E Communications, Inc.                                 5,304           97,275
FairPoint Communications, Inc.                          30,906          548,582
Iowa Telecommunications Services, Inc.                  29,651          673,967
North Pittsburgh Systems, Inc.                           4,761          101,171
Plantronics, Inc.                                        4,650          121,923
Shenandoah Telecommunications Co.                          944           47,984
SureWest Communications                                  5,915          161,125
USA Mobility, Inc.                                      29,970          801,997
                                                                  -------------
Total Telecommunications                                              4,110,096
                                                                  -------------
Textiles--0.1%
Angelica Corp.                                           2,005           42,266
G&K Services, Inc. Class A                                 887           35,045
UniFirst Corp.                                             723           31,848
                                                                  -------------
Total Textiles                                                          109,159
                                                                  -------------
Toys/Games/Hobbies--0.1%
Topps Co., Inc. (The)                                    6,813           71,605
                                                                  -------------
Transportation--0.8%
Arkansas Best Corp.                                      3,961          154,360
Forward Air Corp.                                        2,512           85,634
Heartland Express, Inc.                                  4,739           77,246
Horizon Lines, Inc. Class A                              5,581          182,833
Knight Transportation, Inc.                              3,733           72,346
Pacer International, Inc.                                7,548          177,529
Werner Enterprises, Inc.                                 7,320          147,498
                                                                  -------------
Total Transportation                                                    897,446
                                                                  -------------
Trucking & Leasing--0.4%
Greenbrier Cos., Inc. (a)                                1,339           40,465
Interpool, Inc.                                          3,707           99,718
TAL International Group, Inc.                           11,182          332,217
                                                                  -------------
Total Trucking & Leasing                                                472,400
                                                                  -------------
Water--0.6%
American States Water Co.                                4,676          166,325
California Water Service Group                           5,807          217,705
Connecticut Water Service, Inc.                          3,085           75,181
Middlesex Water Co.                                      4,378           84,101

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

SJW Corp.                                                2,904    $      96,703
Southwest Water Co.                                      3,760           48,015
York Water Co.                                           2,678           47,535
                                                                  -------------
Total Water                                                             735,565
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $114,991,823)                                                116,386,775
                                                                  =============
SHORT-TERM INVESTMENT--1.3%
MONEY MARKET FUND--1.3%
Columbia Cash Reserves Fund, 4.96%
(Cost: $1,537,840)(b)                                1,537,840        1,537,840
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED--10.4%
MONEY MARKET FUNDS(c)--10.4%
AIM Liquid Assets Portfolio, 5.18%                      31,734           31,734
AIM Prime Portfolio, 5.22%                              86,221           86,221
UBS Enhanced Yield Portfolio, 5.27%                  3,994,439        3,994,439
UBS Private Money Market Fund LLC, 5.25%             8,149,014        8,149,014
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED
(Cost: $12,261,408)(d)                                               12,261,408
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--110.8%
(Cost: $128,791,071)(e)                                             130,186,023


Liabilities in Excess of Other
Assets--(10.8)%                                                     (12,703,022)
                                                                  -------------

NET ASSETS--100.0%                                                $ 117,483,001
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $11,686,116 and the total market value of the collateral held by the Fund was $12,261,408.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                48.3%
Consumer Cyclical                                                        11.1%
Consumer Non-Cyclical                                                    10.2%
Industrial                                                                9.3%
Communications                                                            6.8%
Utilities                                                                 6.1%
Basic Materials                                                           4.9%
Energy                                                                    1.3%
Technology                                                                1.1%
Diversified                                                               0.0% #
Other                                                                     0.9%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

#     Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.7%
Australia--8.5%
Alumina Ltd.                                            31,657    $     209,222
Amcor Ltd.                                              32,351          205,026
AMP Ltd.                                                35,978          308,900
Aristocrat Leisure Ltd. (a)                             15,773          192,297
Asciano Group                                           14,324          123,105
Australia & New Zealand Banking
 Group Ltd.                                             45,431        1,117,381
Australian Stock Exchange Ltd.                           6,727          277,940
AXA Asia Pacific Holdings Ltd. (a)                      31,909          201,142
BHP Billiton Ltd.                                       30,401          903,501
Billabong International Ltd. (a)                        14,903          226,955
BlueScope Steel Ltd. (a)                                26,840          235,453
Caltex Australia Ltd. (a)                               10,282          206,479
Coca-Cola Amatil Ltd.                                   29,413          238,061
Coles Group Ltd.                                        24,363          333,194
Commonwealth Bank of Australia (a)                      34,975        1,639,422
Computershare Ltd. (a)                                  19,983          191,406
CSL Ltd.                                                 3,910          291,918
CSR Ltd. (a)                                            66,001          194,864
Foster's Group Ltd.                                     43,749          236,804
Harvey Norman Holdings Ltd. (a)                         53,207          238,795
Insurance Australia Group Ltd. (a)                      48,864          236,301
John FairFax Holdings Ltd. (a)                          55,185          220,049
Leighton Holdings Ltd.                                  11,884          415,899
Lend Lease Corp. Ltd.                                   14,939          234,981
Lion Nathan Ltd.                                        27,212          214,013
Macquarie Bank Ltd.                                      3,717          268,048
National Australia Bank Ltd.                            41,081        1,429,675
Newcrest Mining Ltd.                                    10,573          204,968
Orica Ltd.                                               9,633          243,545
Perpetual Ltd. (a)                                       3,130          208,483
Publishing & Broadcasting Ltd. (a)                      11,634          193,458
Qantas Airways Ltd.                                     72,345          343,714
QBE Insurance Group Ltd.                                12,600          333,523
Rinker Group Ltd.                                       12,577          201,029
Rio Tinto Ltd. (a)                                       3,633          304,494
Santos Ltd.                                             19,136          226,316
Sonic Healthcare Ltd.                                   15,066          192,497
St.George Bank Ltd. (a)                                 14,384          432,366
Suncorp-Metway Ltd.                                     25,679          439,425
TABCORP Holdings Ltd.                                   17,019          247,628
Telstra Corp. Ltd. (a)                                 293,239        1,141,919
Toll Holdings Ltd.                                      14,324          176,090
Wesfarmers Ltd.                                         12,253          475,384
Westpac Banking Corp.                                   46,142        1,004,509
Woodside Petroleum Ltd.                                  8,492          329,611
Woolworths Ltd.                                         20,210          462,947
                                                                  -------------
Total Australia                                                      17,752,737
                                                                  -------------
Austria--0.3%
Andritz AG                                                 336           22,231
Bank Austria Creditanstalt AG                            1,569          303,019
BOEHLER-UDDEHOLM AG                                        552           55,167
Flughafen Wien AG                                          276           27,256
OMV AG                                                   1,294           86,489

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Schoeller-Bleckmann Oilfield
Equipment AG                                               216    $      15,061
voestalpine AG                                             921           77,741
Wienerberger AG                                            947           69,960
                                                                  -------------
Total Austria                                                           656,924
                                                                  -------------
Belgium--2.1%
Barco N.V.                                               1,902          176,422
Bekaert S.A.                                               396           58,215
Belgacom S.A.                                            9,001          399,335
Compagnie Maritime Belge S.A.                            2,146          150,798
Delhaize Group                                             851           83,728
Dexia N.V.                                              13,667          428,409
Euronav N.V.                                             1,751           63,779
Fortis N.V.                                             31,540        1,342,211
Groep Colruyt S.A.                                         300           62,797
InBev N.V.                                               3,213          255,282
KBC Ancora                                                 282           33,020
KBC Groep N.V.                                           4,669          630,698
Mobistar S.A.                                            3,345          285,512
Solvay S.A.                                              1,044          164,713
UCB S.A.                                                 3,362          199,103
Umicore                                                     35            7,623
                                                                  -------------
Total Belgium                                                         4,341,645
                                                                  -------------
Denmark--0.6%
A/S Dampskibsselskabat TORM                              2,602           97,512
Bang & Olufsen A/S Class B                                  60            7,176
Carlsberg A/S Class B                                     250           30,262
Danisco A/S                                              2,300          171,763
Danske Bank A/S                                         11,807          484,262
DSV A/S                                                    500            9,823
FLSmidth & Co. A/S                                         100            7,876
H. Lundbeck A/S                                          6,101          155,011
NKT Holding A/S                                            275           27,399
Novo-Nordisk A/S Class B                                 2,301          250,554
Novozymes A/S Class B                                      100           11,615
Sydbank A/S                                                 50            2,396
                                                                  -------------
Total Denmark                                                         1,255,649
                                                                  -------------
Finland--2.0%
Elcoteq SE                                               8,996           75,935
Elisa Oyj                                                3,022           82,525
Finnair Oyj                                              2,420           42,979
Fortum Oyj                                              22,564          706,688
KCI Konecranes Oyj                                       1,811           76,090
Kemira Oyj                                               2,420           55,758
Kesko Oyj Class B                                        1,210           80,630
Metso Oyj                                                1,210           71,609
Nokia Oyj                                               46,904        1,318,235
Nokian Renkaat Oyj                                       2,420           85,042
Outokumpu Oyj                                            2,420           81,774
Ramirent Oyj                                             4,804          130,669
Rautaruukki Oyj                                          3,621          232,634
Sampo Oyj Class A                                        9,670          278,958
Sanoma-WSOY Oyj                                          3,142           99,593
Stora Enso Oyj Class R                                   9,670          182,576
TietoEnator Oyj                                          1,210           39,057
UPM-Kymmene Corp. (a)                                    9,670          238,995

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Uponor Corp.                                             1,210    $      47,129
Wartsila Oyj Class B                                     1,210           79,911
YIT Oyj                                                  1,210           38,158
                                                                  -------------
Total Finland                                                         4,044,945
                                                                  -------------
France--13.8%
Accor S.A.                                               4,431          393,287
Air France-KLM                                           4,666          217,975
Assurances Generales de France (a)                       2,784          467,021
AXA S.A. (a)                                            48,109        2,079,805
BNP Paribas                                             13,560        1,618,177
Bouygues S.A.                                            4,810          403,995
Carrefour S.A.                                           8,808          620,239
Casino Guichard Perrachon S.A.                           3,249          329,095
Christian Dior S.A.                                      2,626          341,249
Cie de Saint-Gobain S.A.                                 4,491          505,666
CNP Assurances S.A.                                      2,626          336,744
Compagnie Generale des Etablissements
 Michelin Class B                                        3,983          558,634
Credit Agricole S.A. (a)                                18,093          737,708
Electricite de France                                   19,643        2,129,738
Gaz de France S.A.                                       7,243          366,728
Groupe Danone                                            5,400          437,724
Hermes International                                     2,924          331,361
Lafarge S.A.                                             2,446          447,287
Lagardere SCA                                            3,273          284,892
L'Air Liquide S.A.                                       3,214          422,955
L'Oreal S.A.                                             5,336          632,734
LVMH Moet Hennessy Louis Vuitton S.A.                    3,958          457,252
Natixis                                                 53,037        1,295,055
PPR S.A.                                                 2,146          375,501
Renault S.A.                                             9,326        1,501,478
Sanofi-Aventis (a)                                      12,241          993,578
Schneider Electric S.A.                                  3,417          480,542
Societe Des Autoroutes Paris-Rhin-Rhone                  4,781          485,565
Societe Generale                                         7,423        1,378,757
Sodexho Alliance S.A.                                    3,417          245,278
Suez S.A.                                               23,824        1,367,137
Technip S.A.                                             4,735          392,005
TOTAL S.A.                                              43,293        3,523,364
Vallourec S.A.                                           1,767          568,470
Veolia Environnement S.A.                                4,383          343,506
VINCI S.A.                                               6,714          503,070
Vivendi S.A.                                            22,804          982,762
                                                                  -------------
Total France                                                         28,556,334
                                                                  -------------
Germany--7.3%
Allianz SE                                               4,431        1,038,813
ALTANA AG                                                7,498          180,959
AMB Generali Holding AG                                    887          135,631
BASF AG                                                  6,595          866,105
Bayer AG                                                 8,517          645,298
Bayerische Motoren Werke AG                              4,115          266,816
Beiersdorf AG                                            2,712          193,537
Commerzbank AG                                           4,587          219,860
Continental AG                                             131           18,478
DaimlerChrysler AG                                      18,122        1,678,719
Deutsche Bank AG                                         4,040          588,235
Deutsche Boerse AG                                       1,992          225,312
Deutsche Lufthansa AG                                    7,111          199,374
Deutsche Post AG                                        16,767          544,152
Deutsche Postbank AG                                     1,895          166,533
Deutsche Telekom AG                                    130,856        2,419,401
E.ON AG                                                  9,156        1,536,925

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Fraport AG Frankfurt Airport Services
 Worldwide (a)                                           1,931    $     137,906
Fresenius Medical Care AG & Co. KGaA                     3,414          157,366
Henkel KGaA                                                219           10,467
Hypo Real Estate Holding AG                              2,134          138,368
MAN AG                                                   1,907          274,960
Metro AG                                                 3,058          253,911
Muenchener Rueckversicherungs -
 Gesellshaft AG                                          2,748          505,444
MVV Energie AG                                           4,401          185,386
RWE AG                                                   5,971          636,986
Salzgitter AG                                              874          169,373
Siemens AG                                               7,255        1,044,198
ThyssenKrupp AG                                          5,744          342,341
Volkswagen AG                                            2,470          393,965
                                                                  -------------
Total Germany                                                        15,174,819
                                                                  -------------
Hong Kong--3.5%
Bank of East Asia Ltd.                                  26,418          148,683
BOC Hong Kong (Holdings) Ltd.                          210,140          500,493
Cathay Pacific Airways Ltd.                             71,000          176,730
Cheung Kong (Holdings) Ltd.                             23,995          314,290
China Merchants Holdings
 (International) Co., Ltd.                              24,016          116,272
China Mobile Ltd.                                      235,624        2,530,172
China Overseas Land & Investment Ltd.                   48,034           74,958
China Resources Enterprise, Ltd.                        24,016           90,315
China Travel International Investment
 Hong Kong Ltd.                                         96,067           50,381
China Unicom Ltd.                                       72,051          124,049
CITIC International Financial
 Holdings Ltd.                                          84,060           70,965
CITIC Pacific Ltd.                                      46,025          231,070
CLP Holdings Ltd.                                       36,034          241,751
CNOOC Ltd.                                             216,153          244,965
Dah Sing Financial Holdings Ltd.                         3,603           30,394
Denway Motors Ltd.                                      72,051           34,100
Hang Seng Bank Ltd.                                     43,129          583,667
Henderson Investment Ltd.                               16,016           23,068
Hong Kong & China Gas Co., Ltd. (The)                      217              457
Hong Kong Aircraft Engineering Co., Ltd.                   400            6,083
Hong Kong Exchanges and Clearing Ltd.                    7,000           98,940
Hongkong Electric Holdings Ltd.                             25              126
Hopewell Holdings Ltd.                                  12,008           48,997
Hutchison Whampoa Ltd.                                  47,025          467,068
Industrial & Commercial Bank of
 China Ltd.                                                 16               34
Lenovo Group Ltd.                                           51               30
MTR Corp.                                               48,034          113,789
New World Development Ltd.                              35,993           90,053
PCCW Ltd.                                               84,060           51,718
Shanghai Industrial Holdings Ltd.                       11,008           42,242
Shun TAK Holdings Ltd.                                  23,995           35,296
Singamas Container Holdings Ltd. (a)                   188,034          126,272
Sino Land Ltd.                                          23,995           49,967
Sun Hung Kai Properties Ltd.                            26,175          315,055
Television Broadcasts Ltd.                              12,008           84,478
Wharf Holdings Ltd.                                     23,995           95,914
Wing Hang Bank Ltd.                                      6,005           66,403
Wing Lung Bank Ltd.                                      4,803           48,657
                                                                  -------------
Total Hong Kong                                                       7,327,902
                                                                  -------------
Ireland--0.6%
Allied Irish Banks PLC                                  13,642          372,353
Anglo Irish Bank Corp. PLC                               3,201           65,279
Bank of Ireland                                         13,942          281,876
CRH PLC                                                  3,459          171,026
DCC PLC                                                    695           23,165
FBD Holdings PLC                                           252            1,702

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Fyffes PLC                                              69,294    $      82,355
Glanbia PLC                                              3,228           15,607
Greencore Group PLC                                      2,700           20,347
IAWS Group PLC                                             648           13,574
Independent News & Media PLC                            13,188           66,569
Irish Life & Permanent PLC                               3,345           84,253
Kerry Group PLC Class A                                    612           17,109
Kingspan Group PLC                                         707           19,775
                                                                  -------------
Total Ireland                                                         1,234,990
                                                                  -------------
Italy--7.3%
AEM SpA (a)                                             61,093          225,044
Alleanza Assicurazioni SpA                              13,236          173,039
Assicurazioni Generali SpA (a)                           8,866          356,346
Autogrill SpA                                            5,996          127,056
Autostrade SpA                                           4,952          164,657
Banca Carige SpA (a)                                    30,576          142,259
Banca Intesa SpA                                       283,950        2,120,694
Banca Monte dei Paschi di Siena SpA (a)                 24,471          165,742
Banca Popolare di Milano S.c.r.l.                       11,717          179,132
Banca Popolare di Verona e
 Novara S.c.r.l.                                         5,121          147,591
Capitalia SpA                                           34,108          339,496
Enel SpA (a)                                           164,921        1,776,305
Eni SpA (a)                                            100,305        3,644,061
Finmeccanica SpA                                         6,451          198,904
Fondiaria-Sai SpA                                        3,874          187,778
Hera SpA                                                26,557          111,097
Ifil Investments SpA                                    25,502          275,189
Italcementi SpA                                          6,151          190,402
Luxottica Group SpA                                      5,588          217,199
Mediobanca SpA                                           9,861          224,538
Mediolanum SpA (a)                                      20,988          175,174
Saipem SpA                                               3,874          132,684
Snam Rete Gas SpA (a)                                   45,239          267,913
Telecom Italia SpA                                     638,369        1,750,163
Terna SpA (a)                                           50,422          174,329
UniCredito Italiano SpA                                143,413        1,284,141
Unione di Banche Italiane SCPA                           8,230          209,518
Unipol SpA                                              45,263          163,217
                                                                  -------------
Total Italy                                                          15,123,668
                                                                  -------------
Japan--8.6%
Asahi Glass Co., Ltd.                                   12,000          161,691
Astellas Pharma, Inc.                                    4,800          208,332
Bridgestone Corp.                                        8,400          179,570
Canon Inc.                                               7,200          421,523
Chubu Electric Power Co., Inc.                           7,200          190,647
Chugai Pharmaceutical Co., Ltd.                          8,400          150,662
Dai Nippon Printing Co., Ltd.                           12,000          178,695
Daiwa House Industry Co., Ltd.                          12,000          171,213
Daiwa Securities Group, Inc.                            17,000          180,744
DENSO CORP.                                              4,800          187,344
Eisai Co., Ltd.                                          3,600          156,832
Fanuc Ltd.                                               2,400          247,200
Fuji Photo Film Co., Ltd.                                4,800          214,163
Hitachi Ltd.                                            24,000          170,047
Honda Motor Co., Ltd.                                    7,200          262,359
ITOCHU Corp.                                            24,000          277,517
Japan Tobacco, Inc.                                         48          236,317
JFE Holdings, Inc.                                       4,800          298,117

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Kansai Electric Power Co., Inc. (The)                    8,400    $     198,275
Kao Corp.                                               12,000          309,972
Kirin Brewery Co., Ltd.                                 12,000          179,084
Kobe Steel Ltd.                                         57,000          216,009
Komatsu Ltd.                                            12,000          347,868
Kyocera Corp.                                            2,400          255,363
Kyushu Electric Power Co., Inc.                          8,400          219,701
Matsushita Electric Industrial Co., Ltd.                12,000          237,580
Mitsubishi Corp.                                         9,600          251,087
Mitsubishi Electric Corp.                               24,000          221,936
Mitsubishi Estate Co., Ltd.                             11,989          325,221
Mitsubishi Heavy Industries Ltd.                        48,000          307,446
Mitsubishi UFJ Financial Group, Inc.                        24          264,302
Mitsui & Co., Ltd.                                      12,000          238,552
Mitsui Fudosan Co., Ltd.                                11,989          335,900
Mitsui Sumitomo Insurance Co., Ltd.                     12,000          153,723
Mizuho Financial Group, Inc.                                24          165,772
Nippon Oil Corp.                                        24,000          222,713
Nippon Steel Corp.                                     142,000          998,066
Nippon Telegraph & Telephone Corp.                          72          318,912
Nissan Motor Co., Ltd.                                  34,800          372,248
Nomura Holdings, Inc.                                   52,300        1,016,397
NTT DoCoMo, Inc.                                           581          917,406
Ricoh Co., Ltd.                                         12,000          276,934
Secom Co., Ltd.                                          6,000          282,279
Sekisui House Ltd.                                      12,000          159,845
Sharp Corp.                                             12,000          227,378
Shin-Etsu Chemical Co., Ltd.                             3,600          256,820
Sony Corp.                                               3,600          184,526
Sumitomo Chemical Co., Ltd.                             24,000          160,913
Sumitomo Corp.                                          12,000          218,632
Sumitomo Electric Industries Ltd.                        7,000          104,069
Sumitomo Metal Industries Ltd.                          48,000          282,181
Sumitomo Mitsui Financial Group, Inc.                       12          111,745
Sumitomo Trust & Banking Co., Ltd. (The)                53,000          504,271
Suzuki Motor Corp.                                       8,400          238,066
T&D Holdings, Inc.                                       2,400          161,885
Takeda Pharmaceutical Co., Ltd.                          4,800          309,389
Tohoku Electric Power Co., Inc.                          8,400          188,072
Tokyo Electric Power Co., Inc. (The)                    10,800          346,314
Tokyo Gas Co., Ltd.                                     36,000          170,242
Toray Industries, Inc.                                  13,000           95,899
Toshiba Corp.                                           24,000          208,915
Toyota Motor Corp.                                      22,400        1,414,794
                                                                  -------------
Total Japan                                                          17,869,675
                                                                  -------------
Netherlands--4.2%
ABN AMRO Holding N.V.                                   38,094        1,751,800
AEGON N.V.                                              22,768          450,170
Akzo Nobel N.V.                                          3,345          288,945
CSM N.V.                                                 2,578           91,395
Heineken Holding N.V.                                    1,978          102,448
Heineken N.V.                                            2,530          148,601
Hunter Douglas N.V.                                      1,056           99,861
ING Groep N.V.                                          35,932        1,591,232
Koninklijke DSM N.V.                                     2,506          123,703
Koninklijke Philips Electronics N.V.                     9,909          422,355
Koninklijke Vopak N.V.                                   1,762          100,422
Mittal Steel Co. N.V.                                    9,347          587,628
OCE N.V.                                                 5,205          101,508
Randstad Holding N.V.                                    1,246           99,032
Reed Elsevier N.V.                                       9,849          188,084
Royal KPN N.V.                                          46,245          769,460
SBM Offshore N.V.                                        1,728           66,045
STMicroelectronics N.V.                                 15,809          306,385

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

TNT N.V.                                                 4,310    $     194,592
Unilever N.V.                                           30,586          951,950
Vedior N.V.                                              3,465          103,935
Wolters Kluwer N.V.                                      3,790          115,936
                                                                  -------------
Total Netherlands                                                     8,655,487
                                                                  -------------
New Zealand--0.6%
Air New Zealand Ltd.                                    24,589           50,150
Auckland International Airport Ltd.                     29,525           74,815
CanWest MediaWorks (NZ) Ltd.                            13,202           23,764
Fisher & Paykel Appliances Holdings Ltd.                 6,728           18,088
Fisher & Paykel Healthcare Corp.                         7,838           20,406
Fletcher Building Ltd.                                  11,695          111,582
Freightways Ltd.                                         3,765           11,431
Hallenstein Glasson Holdings Ltd.                       47,202          169,566
Infratil Ltd.                                            6,930           17,079
Mainfreight Ltd.                                        14,301           81,757
New Zealand Refining Co., Ltd. (The)                     7,238           41,938
Nuplex Industries Ltd.                                   2,170           12,037
Port of Tauranga Ltd.                                   23,585          128,273
Sanford Ltd.                                            29,947           99,483
Sky City Entertainment Group Ltd.                       11,718           45,988
Telecom Corp. of New Zealand Ltd. (a)                  102,564          363,692
Warehouse Group Ltd. (The)                              10,157           47,630
                                                                  -------------
Total New Zealand                                                     1,317,679
                                                                  -------------
Norway--1.0%
ABG Sundal Collier ASA                                  11,000           28,681
Acta Holding ASA                                        12,008           63,025
Aker ASA Class A                                           721           48,646
Aker Yards AS                                            1,200           20,927
Aktiv Kapital ASA                                            1               16
DnB NOR ASA                                             24,016          309,839
EDB Business Partner ASA                                     2               18
Ekornes ASA (a)                                          1,201           27,349
Norsk Hydro ASA                                         13,709          529,202
Norske Skogindustrier ASA                                4,803           69,284
Orkla ASA                                               10,810          204,986
ProSafe ASA                                              1,200           19,200
Schibsted ASA                                              600           27,428
Statoil ASA (a)                                         17,961          558,017
Storebrand ASA                                               5               78
Telenor ASA                                                  9              176
Tomra Systems ASA                                            2               18
Veidekke ASA                                             2,950           31,216
Yara International ASA                                   3,602          108,554
                                                                  -------------
Total Norway                                                          2,046,660
                                                                  -------------
Portugal--0.7%
Banco BPI, S.A.                                          6,571           58,394
Banco Comercial Portugues, S.A. Class R                 47,802          267,274
Banco Espirito Santo, S.A.                               6,895          153,462
Brisa-Auto-estradas de Portugal S.A.                     7,370           99,038
Jeronimo Martins, SGPS, S.A.                             8,095           47,776
Mota-Engil, SGPS, S.A.                                   2,626           25,180
Portucel-Empresa Produtora De Pasta E
 Papel, S.A.                                             7,906           32,032
Portugal Telecom, SGPS, S.A.                            24,637          340,388

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

PT Multimedia - Servicos de
 Telecomunicacoes e Multimedia, SGPS, S.A.               4,053    $      65,193
SAG Gest-Solucoes Automovel
 Globais, SGPS, S.A.                                   125,467          315,176
Semapa-Sociedade de Investimento e
 Gestao, SGPS, S.A.                                      2,518           45,365
Sonae SGPS, S.A.                                        16,301           46,232
                                                                  -------------
Total Portugal                                                        1,495,510
                                                                  -------------
Singapore--1.4%
City Developments Ltd.                                   1,090           12,329
ComfortDelgro Corp., Ltd.                               36,000           51,313
Cosco Corp. (Singapore) Ltd.                            12,000           29,344
DBS Group Holdings Ltd.                                 26,000          387,590
Fraser and Neave Ltd.                                   14,807           52,763
Guocoland Ltd.                                          11,989           38,096
Jaya Holdings Ltd.                                      36,000           41,191
Keppel Corp. Ltd.                                       20,000          163,457
Keppel Land Ltd.                                        11,989           68,589
Keppel Telecommunications &
 Transportation Ltd.                                    24,000           51,783
MobileOne Ltd.                                          24,800           35,673
Oversea-Chinese Banking Corp. Ltd.                      48,000          287,162
Parkway Holdings Ltd.                                   24,000           62,768
SBS Transit Ltd.                                        18,000           38,837
SembCorp Industries Ltd.                                12,000           44,722
SembCorp Marine Ltd.                                    12,000           38,445
SIA Engineering Co., Ltd.                               12,000           37,347
Singapore Airlines Ltd.                                 14,000          172,088
Singapore Airport Terminal Services Ltd.                24,000           48,645
Singapore Exchange Ltd.                                 12,000           76,890
Singapore Post Ltd.                                     48,000           39,857
Singapore Press Holdings Ltd.                           24,000           72,810
Singapore Technologies Engineering Ltd.                 12,000           28,245
Singapore Telecommunications Ltd.                      203,150          451,607
SMRT Corp. Ltd.                                         36,000           46,370
StarHub Ltd.                                            32,606           65,235
Straits Trading Co., Ltd.                               12,000           36,091
United Overseas Bank Ltd.                               25,000          359,606
Venture Corp., Ltd.                                      9,000           92,386
                                                                  -------------
Total Singapore                                                       2,931,239
                                                                  -------------
Spain--6.2%
Abertis Infraestructuras S.A. (a)                        5,995          186,464
Acciona, S.A.                                              600          163,930
Acerinox S.A. (a)                                        3,079           75,432
ACS, Actividades Construccion y
 Servicios, S.A.                                         2,326          148,650
Altadis, S.A.                                            2,844          188,975
Banco Bilbao Vizcaya Argentaria,
 Chile, S.A.                                            45,503        1,118,464
Banco Pastor S.A. (a)                                    5,624          115,300
Banco Popular Espanol, S.A.                             16,027          299,138
Banco Sabadell S.A. (a)                                 12,421          136,718
Banco Santander Central Hispano S.A.                   137,737        2,546,625
Bankinter S.A.                                           1,366          122,498
Cia Espanola De Petroleos, S.A. (a)                      2,566          240,160
Corporacion Mapfre S.A.                                 16,659           82,796
Ebro Puleva S.A.                                         4,826          104,089
Enagas                                                   4,310          106,697
Endesa S.A. (a)                                         29,733        1,614,670
Fomento de Construcciones y
 Contratas S.A.                                          1,294          117,003
Gas Natural SDG, S.A.                                    6,031          367,591
Gestevision Telecinco S.A.                               6,511          185,014
Grupo Ferrovial S.A.                                     1,306          128,847
IBERDROLA S.A.                                          14,164          794,435
Inditex S.A.                                             2,458          145,301

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Red Electrica de Espana                                  1,820    $      85,489
Repsol YPF, S.A.                                        13,620          538,039
Sacyr Vallehermoso, S.A. (a)                             3,058          147,564
Telefonica, S.A.                                       126,646        2,829,031
Union Fenosa, S.A.                                       2,724          145,868
Zardoya-Otis S.A. (a)                                    2,422           95,187
                                                                  -------------
Total Spain                                                          12,829,975
                                                                  -------------
Sweden--2.9%
AB Volvo Class A                                        12,010          246,954
AB Volvo Class B                                        30,025          599,868
Alfa Laval AB                                            2,402          145,370
Assa Abloy AB Class B                                    4,803          106,115
Atlas Copco AB Class A                                   9,606          161,099
Atlas Copco AB Class B                                       4               63
Axfood AB                                                2,151           76,225
Electrolux AB Series B                                   4,803          114,170
Fabege AB                                                7,198           79,252
H&M Hennes & Mauritz AB Class B                         10,807          640,647
Holmen AB Class B                                        1,201           50,879
Investment AB Kinnevik Class B                             503            9,903
JM AB                                                    4,803          146,390
L E Lundbergforetagen AB Class B                             1               73
Nordea Bank AB                                          43,129          676,131
Ratos AB Class B                                         4,803          153,044
Sandvik AB                                              14,410          292,100
Scania AB Class A (a)                                    6,708          169,725
Scania AB Class B                                        9,608          235,394
Securitas AB Class B                                    13,803          219,408
Skandinaviska Enskilda Banken AB                         7,206          233,292
SKF AB Class B                                           4,803          101,212
Skanska AB Class B                                       7,206          155,003
SSAB Svenskt Stal AB Series A                            4,702          193,711
Svenska Cellulosa AB Class B                             7,206          120,850
Svenska Handelsbanken AB Class A                         9,607          269,694
Swedbank AB Class A                                      8,406          305,240
Tele2 AB Class B                                         6,005           98,300
TeliaSonera AB                                          54,038          397,964
                                                                  -------------
Total Sweden                                                          5,998,076
                                                                  -------------
Switzerland--3.6%
Adecco S.A.                                              1,655          128,217
Ciba Specialty Chemicals Holding Inc.                    1,402           91,228
Credit Suisse Group                                     14,600        1,040,560
Givaudan S.A.                                               96           94,778
Holcim Ltd.                                              1,643          178,027
Kuehne + Nagel International AG                          1,114          102,529
Nestle S.A.                                              4,370        1,661,569
Nobel Biocare Holding AG                                   285           93,132
Novartis AG                                             19,160        1,078,688
Roche Holding AG                                         3,814          676,537
SGS S.A.                                                    84           99,517
Swatch Group AG (The) Class B                              492          140,101
Swiss Reinsurance Co.                                    4,139          377,900
Swisscom AG                                              1,260          430,503
UBS AG                                                  21,605        1,297,428
                                                                  -------------
Total Switzerland                                                     7,490,714
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

United Kingdom--24.5%
Anglo American PLC                                      16,304    $     963,354
AstraZeneca PLC                                         17,914          964,316
Aviva PLC                                               40,550          604,892
BAE SYSTEMS PLC                                         80,454          653,745
Barclays PLC                                           129,591        1,809,632
BG Group PLC                                            42,182          695,250
BHP Billiton PLC                                        30,473          849,838
BP PLC                                                 298,352        3,609,547
British American Tobacco PLC                            34,096        1,161,575
British Sky Broadcasting PLC                            50,993          654,782
BT Group PLC                                           185,768        1,239,278
Cable & Wireless PLC                                    69,272          270,323
Cadbury Schweppes PLC                                   56,673          773,199
Centrica PLC                                           102,214          796,724
Compass Group PLC                                       72,688          504,233
Diageo PLC                                              45,152          939,425
GlaxoSmithKline PLC                                     78,373        2,052,027
HBOS PLC                                                70,524        1,394,440
HSBC Holdings PLC                                      217,998        4,002,027
Imperial Tobacco Group PLC                              11,618          537,756
J. Sainsbury PLC                                        40,362          473,329
Kingfisher PLC                                         129,339          587,765
Legal & General Group PLC                              234,739          706,923
Lloyds TSB Group PLC                                   192,172        2,143,736
Man Group PLC                                           74,973          916,070
Marks & Spencer Group PLC                               52,955          667,226
National Grid PLC                                       55,711          824,904
Old Mutual PLC                                         185,804          629,638
Pearson PLC                                             39,927          675,306
Prudential PLC                                          51,598          739,158
Reckitt Benckiser PLC                                   14,515          796,491
Reed Elsevier PLC                                       53,740          697,064
Rio Tinto PLC                                           11,033          847,146
Royal Bank of Scotland Group (The) PLC                 156,759        1,990,868
Royal Dutch Shell PLC Class A                           58,759        2,395,787
Royal Dutch Shell PLC Class B                           41,261        1,724,389
SABMiller PLC                                           30,780          781,823
Sage Group (The) PLC                                   114,043          536,559
Scottish & Southern Energy PLC                             200            5,814
Smith & Nephew PLC                                      17,522          217,611
Smiths Group PLC                                        22,541          535,917
Standard Chartered PLC                                  22,961          750,904
Tesco PLC                                               88,423          742,450
Unilever PLC                                            24,806          803,777
Vodafone Group PLC                                   1,021,256        3,438,215
Wolseley PLC                                            25,881          624,154
WPP Group PLC                                           16,754          251,603
Xstrata PLC                                             14,165          848,903
                                                                  -------------
Total United Kingdom                                                 50,829,893
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $190,064,538)                                                206,934,521
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree DEFA Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

RIGHTS*--0.0%

Italy--0.0%

Unipol SpA, expiring on 7/03/07
(Cost: $0)                                              45,263    $          --
                                                                  =============
TOTAL LONG-TERM INVESTMENT
(Cost: $190,064,538)                                                206,934,521
                                                                  =============

SHORT-TERM INVESTMENT--0.1%
MONEY MARKET FUND --0.1%
United States - 0.1%
Columbia Cash Reserves Fund, 4.96%(b)
(Cost: $306,410)                                       306,410          306,410
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--6.5%
MONEY MARKET FUNDS --6.5%(c)
UBS Enhanced Yield Portfolio, 5.27%                  8,141,701        8,141,701
UBS Private Money Market Fund LLC, 5.25%             5,300,152        5,300,152
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED
(Cost: $13,441,853)(d)                                               13,441,853
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--106.3%
(Cost: $203,812,801)(e)                                             220,682,784

Liabilities in Excess of Foreign
 Currencey and Other Assets--(6.3)%                                 (13,048,193)
                                                                  -------------

NET ASSETS --100.0%                                               $ 207,634,591
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $12,770,112 and the total market value of the collateral held by the Fund was $13,441,853.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                  31.5%
Consumer Non-Cyclical                                                      13.1%
Communications                                                             13.0%
Energy                                                                      9.4%
Consumer Cyclical                                                           8.5%
Industrial                                                                  8.1%
Utilities                                                                   7.8%
Basic Materials                                                             6.4%
Diversified                                                                 1.0%
Technology                                                                  0.9%
Other                                                                       0.3%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree DEFA High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.5%
Australia--12.3%
Adelaide Bank Ltd.                                       1,420    $      18,360
Alinta Ltd.                                             13,513          174,489
Alumina Ltd. (a)                                        36,403          240,589
Amcor Ltd. (a)                                          37,947          240,491
AMP Ltd.                                                68,539          588,463
Aristocrat Leisure Ltd. (a)                             14,884          181,458
Austbrokers Holdings Ltd.                                9,156           33,791
Australia & New Zealand Banking Group Ltd.              90,912        2,235,992
Australian Stock Exchange Ltd. (a)                       9,145          377,845
AWB Ltd.                                                69,301          253,406
Bendigo Bank Ltd.                                        6,783           87,471
Billabong International Ltd. (a)                        14,075          214,345
BlueScope Steel Ltd. (a)                                72,828          638,881
Boral Ltd. (a)                                          24,232          180,297
Caltex Australia Ltd. (a)                                9,682          194,430
Coca-Cola Amatil Ltd. (a)                               38,450          311,204
Coles Myer Ltd.                                         46,459          635,383
Commonwealth Bank of Australia (a)                      66,270        3,106,347
CSR Ltd. (a)                                            57,514          169,806
David Jones Ltd.                                         3,809           18,000
Downer EDI Ltd. (a)                                     25,293          157,935
Foster's Group Ltd.                                     83,413          451,497
Great Southern Ltd.                                     10,629           27,053
Insurance Australia Group Ltd.                          93,189          450,651
Iress Market Technology Ltd.                             5,369           42,089
John FairFax Holdings Ltd. (a)                          87,017          346,979
Jubilee Mines NL                                         3,595           48,647
Lend Lease Corp. Ltd.                                   19,137          301,012
Lion Nathan Ltd.                                        25,715          202,240
Macquarie Bank Ltd.                                      9,353          674,482
MFS Ltd.                                                 4,818           23,708
Minara Resources Ltd. (a)                               37,275          230,224
Mortgage Choice Ltd.                                     1,825            4,893
National Australia Bank Ltd.                            78,279        2,724,217
New Hope Corp. Ltd.                                      7,473           14,012
Nufarm Ltd. (a)                                         19,277          226,511
OneSteel Ltd. (a)                                       52,736          287,686
Orica Ltd.                                               9,087          229,741
Origin Energy Ltd.                                      12,963          109,318
Oxiana Ltd.                                              4,182           12,524
Pacific Brands Ltd.                                     25,741           75,343
Perpetual Ltd. (a)                                       2,973          198,025
Port Bouvard Ltd.                                       41,187           78,622
Primary Health Care Ltd.                                 3,220           34,694
Publishing & Broadcasting Ltd. (a)                      21,951          365,015
Qantas Airways Ltd.                                    113,508          539,281
QBE Insurance Group Ltd.                                24,021          635,838
Santos Ltd. (a)                                         22,554          266,739
Seven Network Ltd. (a)                                  23,675          231,992
Sims Group Ltd. (a)                                     10,940          245,960
Sonic Healthcare Ltd.                                   14,215          181,624
St.George Bank Ltd. (a)                                 25,217          757,993
Suncorp-Metway Ltd. (a)                                 41,840          715,976
Sunland Group Ltd. (a)                                  10,631           36,799
TABCORP Holdings Ltd. (a)                               32,494          472,790
Telstra Corp. Ltd. (a)                                 643,823        2,507,148
Transfield Services Ltd. (a)                            22,130          208,591
United Group Ltd. (a)                                   14,919          210,744
Washington H. Soul Pattinson & Co., Ltd.                23,640          202,367
Wesfarmers Ltd.                                         23,360          906,306
West Australian Newspapers Holdings
 Ltd. (a)                                               16,926          196,732
Westpac Banking Corp.                                   88,278        1,921,808
Woodside Petroleum Ltd.                                 12,744          494,650

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Woolworths Ltd. (a)                                     37,467    $     858,249
Zinifex Ltd.                                            34,658          553,381
                                                                  -------------
Total Australia                                                      29,363,134
                                                                  -------------
Austria--0.2%
Bank Austria Creditanstalt AG                            1,519          293,362
BOEHLER-UDDEHOLM AG                                      1,108          110,734
Flughafen Wien AG                                          552           54,511
                                                                  -------------
Total Austria                                                           458,607
                                                                  -------------
Belgium--2.3%
Belgacom S.A.                                           19,132          848,802
Compagnie Maritime Belge S.A.                            2,744          192,818
Cumerio N.V.                                             1,463           60,264
Dexia N.V.                                              26,989          846,004
Euronav N.V.                                             3,325          121,111
Fortis N.V.                                             48,740        2,074,171
KBC Ancora                                               1,864          218,261
KBC Groep N.V.                                           8,774        1,185,210
Melexis N.V.                                             1,672           30,191
                                                                  -------------
Total Belgium                                                         5,576,832
                                                                  -------------
Denmark--0.4%
A/S Dampskibsselskabat TORM                                  4              150
Danske Bank A/S                                         21,908          898,553
TrygVesta A/S                                            1,200           94,298
                                                                  -------------
Total Denmark                                                           993,001
                                                                  -------------
Finland--1.7%
Amer Sports Oyj (a)                                      3,535           87,416
Elektrobit Corp. (a)                                    71,346          181,150
Fortum Oyj                                              32,737        1,025,299
Kesko Oyj Class B                                        1,637          109,083
OKO Bank PLC Class A                                     7,057          131,240
Orion Oyj Class B                                        7,403          185,365
PKC Group Oyj                                           11,555          165,263
Rautaruukki Oyj                                          8,368          537,608
Sampo Oyj Class A                                       17,704          510,721
Sanoma-WSOY Oyj                                          6,008          190,438
Stora Enso Oyj Class R                                  21,235          400,931
UPM-Kymmene Corp. (a)                                   18,895          466,991
Uponor Corp.                                             3,412          132,897
                                                                  -------------
Total Finland                                                         4,124,402
                                                                  -------------
France--15.5%
Accor S.A.                                               1,095           97,190
Assurances Generales de France (a)                       5,729          961,050
Assystem                                                 8,100          158,075
AXA S.A. (a)                                            74,639        3,226,727
BNP Paribas                                             30,793        3,674,671
Canal Plus S.A.                                         16,168          172,502
Casino Guichard Perrachon S.A.                           3,535          358,065
Credit Agricole S.A.                                    56,531        2,304,945
Euler Hermes S.A.                                        2,471          351,408
Fonciere Des Regions                                       261           38,249
Gaz de France S.A.                                      24,500        1,240,487
Klepierre                                                1,470          250,010
L' Air Liquide S.A.                                      2,652          348,997
M6, Metropole Television                                 5,585          182,008
Manitou BF S.A.                                          3,036          193,533
Natixis                                                 42,589        1,039,936

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

NRJ Group                                                9,378    $     161,865
Oberthur Card Systems S.A.                              22,684          159,919
PagesJaunes S.A.                                         3,693           77,657
Peugeot S.A.                                             6,096          492,166
Rallye S.A.                                              3,395          229,210
Renault S.A.                                             8,581        1,381,532
Sanofi-Aventis                                          32,525        2,639,992
Schneider Electric S.A.                                  7,257        1,020,573
SCOR SE (a)                                              8,579          233,349
Sequana Capital S.A.                                     5,968          177,322
Societe Des Autoroutes Paris-Rhin-Rhone                  1,436          145,842
Societe Generale                                        13,716        2,547,626
Ste Industrielle d'Aviation Latecoere S.A.               4,870          163,903
Suez S.A.                                               46,170        2,649,460
Thomson                                                 11,281          215,278
TOTAL S.A.                                              85,057        6,922,292
Valeo S.A.                                               4,678          251,515
Vinci S.A.                                              12,317          922,895
Vivendi S.A.                                            49,025        2,112,784
                                                                  -------------
Total France                                                         37,103,033
                                                                  -------------
Germany--6.6%
Balda AG                                                 9,810          140,571
BASF AG                                                 16,040        2,106,493
Bayer Schering Pharma AG                                 5,448          764,475
Beate Uhse AG                                           29,917          143,032
Deutsche Bank AG                                        14,737        2,145,749
Deutsche Lufthansa AG                                    7,300          204,673
Deutsche Post AG                                        39,827        1,292,535
Deutsche Telekom AG                                    158,945        2,938,739
Deutsche Wohnen AG                                       3,654          189,254
E.ON AG                                                 17,618        2,957,355
Grammer AG                                               3,597          106,632
Hannover Rueckversicheru AG                              1,416           68,750
HCI Capital AG                                           8,596          179,480
Muenchener Rueckversicherungs-
 Gesellschaft AG                                         5,935        1,091,633
RWE AG                                                  14,185        1,513,255
                                                                  -------------
Total Germany                                                        15,842,626
                                                                  -------------
Hong Kong--2.3%
Bank of East Asia Ltd.                                  55,212          310,739
BOC Hong Kong (Holdings) Ltd.                          398,341          948,734
China Travel International Investment
 Hong Kong Ltd.                                             58               30
Chong Hing Bank Ltd.                                    11,000           25,073
CITIC International Financial
 Holdings Ltd.                                              28               24
CITIC Pacific Ltd.                                      97,018          487,081
CLP Holdings Ltd.                                       99,024          664,348
CNOOC Ltd.                                             921,000        1,043,766
Dah Sing Banking Group Ltd.                             14,004           30,989
Fountain Set (Holdings) Ltd.                            70,018           26,958
Fubon Bank (Hong Kong) Ltd.                              4,000            2,272
Hang Seng Bank Ltd.                                     81,118        1,097,774
Hongkong Electric Holdings Ltd.                         84,018          423,964
Hopewell Holdings Ltd.                                       8               33
Industrial & Commercial Bank of China Ltd.                   8               17
Next Media Ltd.                                         32,000           10,929
Oriental Press Group Ltd.                                   38                7
PCCW Ltd.                                              248,048          152,613
Television Broadcasts Ltd.                               4,000           28,141
Wing Hang Bank Ltd.                                      5,500           60,819
Wing Lung Bank Ltd.                                      7,000           70,914
                                                                  -------------
Total Hong Kong                                                       5,385,225
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Ireland--0.7%
Abbey PLC                                                  735    $      10,101
Allied Irish Banks PLC                                  25,788          703,873
Bank of Ireland                                         26,154          528,774
Fyffes PLC                                              18,967           22,542
Independent News & Media PLC                            25,271          127,560
Irish Life & Permanent PLC                               6,814          171,629
                                                                  -------------
Total Ireland                                                         1,564,479
                                                                  -------------
Italy--9.9%
Alleanza Assicurazioni SpA (a)                          25,223          329,748
Arnoldo Mondadori Editore SpA (a)                       25,601          250,672
Banca Intesa SpA                                       574,538        4,290,961
Banca Monte dei Paschi di Siena SpA                     11,732           79,461
Banca Popolare di Verona e Novara
 S.c.r.l. (a)                                            6,777          195,318
Banca Profilo SpA                                       20,540           64,011
Banche Popolari Unite S.c.r.l.                          23,709          603,581
Capitalia SpA                                           93,620          931,852
Credito Artigiano SpA                                   15,021           81,654
Cremonini SpA                                           20,878           69,646
Enel SpA (a)                                           346,664        3,733,792
Eni SpA                                                155,660        5,655,097
ERGO Previdenza SpA                                     26,212          162,931
Fiera Milano SpA                                         3,690           39,818
Gruppo Editoriale L'Espresso SpA (a)                    84,927          449,617
Mediaset SpA                                            16,164          167,111
Mediobanca SpA                                          12,231          278,503
Mediolanum SpA (a)                                      26,854          224,134
Milano Assicurazioni SpA                                25,048          208,722
Piccolo Credito Valtellinese Scarl (a)                   8,391          128,057
Pirelli & C. Real Estate SpA                             4,151          241,512
Premuda SpA                                             77,036          160,119
Recordati SpA                                           20,606          171,986
Snam Rete Gas SpA (a)                                   86,226          510,644
Societa Cattolica di Assicurazioni
 S.c.r.l.                                                3,000          173,856
Sogefi SpA                                                 591            5,779
Telecom Italia SpA                                     565,344        1,549,957
Terna SpA                                               90,509          312,927
UniCredito Italiano SpA                                280,595        2,512,489
                                                                  -------------
Total Italy                                                          23,583,955
                                                                  -------------
Japan--0.2%
Arisawa Manufacturing Co., Ltd.                          5,900           51,072
Avex Group Holdings, Inc.                                  700            9,472
Chugai Mining Co., Ltd.                                 67,300           50,136
Denki Kogyo Co., Ltd.                                    1,000            7,992
Kyokuto Securities Co., Ltd.                             1,800           21,280
Marusan Securities Co., Ltd.                               500            5,608
Nippon Parking Development Co., Ltd.                       452           32,538
Okasan Holdings, Inc.                                    2,000           13,264
Oracle Corp. Japan (a)                                   2,900          127,746
Riken Corp.                                              6,000           31,872
SBI Holdings, Inc.                                          54           17,119
Takagi Securities Co., Ltd.                              8,000           32,584
TonenGeneral Sekiyu K.K.                                11,000          107,154
Uniden Corp.                                             4,000           29,216
Yushiro Chemical Industry Co., Ltd.                        300            5,624
                                                                  -------------
Total Japan                                                             542,677
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Netherlands--4.1%
ABN AMRO Holding N.V.                                   54,987    $   2,528,645
Aegon N.V.                                              43,429          858,681
Ballast Nedam N.V.                                         282           15,329
Heijmans N.V.                                            1,184           69,974
ING Groep N.V.                                          68,132        3,017,194
Nutreco Holding N.V.                                       936           68,452
OCE N.V.                                                 4,913           95,813
Reed Elsevier N.V.                                      18,787          358,771
Royal KPN N.V.                                          80,920        1,346,410
Stork N.V.                                               3,154          204,462
Unilever N.V.                                           42,757        1,326,991
                                                                  -------------
Total Netherlands                                                     9,890,722
                                                                  -------------
New Zealand--0.8%
Air New Zealand Ltd.                                    46,866           95,585
Auckland International Airport Ltd.                     56,284          142,622
CanWest MediaWorks (NZ) Ltd.                            15,279           27,503
Contact Energy Ltd.                                     17,163          119,466
Fisher & Paykel Appliances Holdings Ltd.                12,821           34,469
Fletcher Building Ltd.                                  21,927          209,205
Freightways Ltd.                                         6,705           20,357
Infratil Ltd.                                           12,850           31,668
New Zealand Refining Co., Ltd. (The)                    13,513           78,296
Nuplex Industries Ltd.                                   4,095           22,715
Telecom Corp. of New Zealand Ltd. (a)                  230,422          817,077
Vector Ltd.                                             26,164           54,979
Warehouse Group Ltd. (The)                              43,050          201,878
                                                                  -------------
Total New Zealand                                                     1,855,820
                                                                  -------------
Norway--0.6%
Acta Holding ASA                                        19,304          101,319
Aker Yards ASA                                           3,500           61,036
Aktiv Kapital ASA                                            2               33
Camillo Eitzen & Co. ASA                                16,800          173,508
DnB NOR ASA                                             45,524          587,322
Ekornes ASA (a)                                          2,750           62,623
Norske Skogindustrier ASA                               10,502          151,493
Sparebanken Midt-Norge                                  15,900          188,441
Sparebanken Nord-Norge                                   3,800           90,394
Storebrand ASA                                               4               62
Veidekke ASA                                             8,760           92,697
                                                                  -------------
Total Norway                                                          1,508,928
                                                                  -------------
Portugal--0.4%
Brisa-Auto-estradas de Portugal S.A.                     9,111          122,433
Portugal Telecom, SGPS, S.A.                            57,426          793,405
SAG Gest-Solucoes Automovel Globais,
 SGPS, S.A.                                              9,078           22,804
                                                                  -------------
Total Portugal                                                          938,642
                                                                  -------------
Singapore--1.5%
ComfortDelgro Corp., Ltd.                               70,000           99,774
DBS Group Holdings Ltd.                                 58,000          864,625
Fraser and Neave Ltd.                                       62              221
Jaya Holdings Ltd.                                      35,000           40,047
OSIM International Ltd.                                 22,000           10,213
SembCorp Marine Ltd.                                    35,000          112,132
Singapore Airlines Ltd.                                 33,000          405,636
Singapore Airport Terminal Services Ltd.                35,000           70,941
Singapore Post Ltd.                                     95,000           78,885
Singapore Press Holdings Ltd.                           47,000          142,587
Singapore Telecommunications Ltd.                      394,900          877,871

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

SMRT Corp. Ltd.                                         70,000    $      90,163
StarHub Ltd.                                            63,642          127,330
United Overseas Bank Ltd.                               45,000          647,292
UOB-Kay Hian Holdings Ltd.                              35,000           49,430
                                                                  -------------
Total Singapore                                                       3,617,147
                                                                  -------------
Spain--6.2%
Banco Bilbao Vizcaya Argentaria,
 Chile, S.A.                                           124,340        3,056,279
Banco Popular Espanol, S.A.                             30,565          570,484
Banco Santander Central Hispano S.A.                   241,926        4,472,977
Endesa S.A. (a)                                         41,365        2,246,352
Gestevision Telecinco, S.A. (a)                         13,933          395,914
Telefonica, S.A.                                       176,752        3,948,304
                                                                  -------------
Total Spain                                                          14,690,310
                                                                  -------------
Sweden--2.4%
AB Volvo Class A                                            10              206
AB Volvo Class B                                        31,400          627,341
Axfood AB                                                1,802           63,858
Bilia AB Class A                                         2,200           40,425
Boliden AB                                               6,350          132,191
Brostrom AB Class B                                      5,200           55,168
D. Carnegie & Co. AB                                    12,402          217,485
Fabege AB                                                7,604           83,723
H&M Hennes & Mauritz AB Class B                              4              237
HiQ International AB                                     6,400           38,173
Intrum Justitia AB                                       7,000           93,405
KappAhl Holding AB                                       5,400           60,834
Kungsleden Fastighets AB                                22,402          280,139
Nolato AB Class B                                        6,400           56,933
Nordea Bank AB                                          82,418        1,292,063
Oresund Investment AB                                      802           18,889
Sandvik AB                                                   6              122
Scania AB Class A (a)                                        8              202
Skanska AB Class B                                      14,004          301,229
SKF AB Class B                                          13,204          278,244
Svenska Cellulosa Aktiebolaget SCA Class B              19,800          332,060
Svenska Handelsbanken Class A                           18,704          525,071
Swedbank AB Class A                                     17,504          635,609
TeliaSonera AB                                          81,500          600,209
Trelleborg AB Class B                                    1,800           49,743
                                                                  -------------
Total Sweden                                                          5,783,559
                                                                  -------------
Switzerland--1.9%
Baloise Holding AG                                       1,690          166,987
Bellevue Group AG                                        2,274          178,120
Ciba Specialty Chemicals Holding Inc.                    2,270          147,709
Swiss Reinsurance Co.                                    3,584          327,227
Swisscom AG                                              2,240          765,339
UBS AG                                                  32,593        1,957,282
Zurich Financial Services AG                             3,443        1,065,403
                                                                  -------------
Total Switzerland                                                     4,608,067
                                                                  -------------
United Kingdom--29.5%
Aero Inventory PLC                                      18,409          175,718
Alliance & Leicester PLC                                20,834          462,311
AstraZeneca PLC                                         36,128        1,944,782
Aviva PLC                                               97,138        1,449,027
Barclays PLC                                           246,892        3,447,645
BP PLC                                                 576,891        6,979,388
Bradford & Bingley PLC                                  59,026          468,082
British American Tobacco PLC                            69,318        2,361,512

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

BT Group PLC                                           327,251    $   2,183,127
Centrica PLC                                            95,132          741,522
Compass Group PLC                                       96,035          666,190
Diageo PLC                                              85,017        1,768,849
Electrocomponents PLC                                    4,321           22,974
Friends Provident PLC                                   94,798          340,834
GlaxoSmithKline PLC                                    165,892        4,343,525
HBOS PLC                                               134,508        2,659,568
HMV Group PLC                                           18,670           44,669
HSBC Holdings PLC                                      417,233        7,659,598
Imperial Tobacco Group PLC                              20,797          962,619
ITV PLC                                                234,479          537,250
Kelda Group PLC                                          5,172           97,802
Kelda Group PLC Class B*                                32,214          129,265
Kingfisher PLC                                         162,634          739,070
Ladbrokes PLC                                           60,240          523,334
Legal & General Group PLC                              198,812          598,728
Lloyds TSB Group PLC                                   318,913        3,557,569
LogicaCMG PLC                                          154,305          469,802
National Grid PLC                                       85,662        1,268,384
Northern Rock PLC                                       24,904          433,706
Old Mutual PLC                                         157,288          533,005
Pearson PLC                                             33,807          571,795
Persimmon PLC                                           21,916          509,186
Rentokil Initial PLC                                   169,752          546,633
Resolution PLC                                          34,633          434,981
Royal & Sun Alliance Insurance Group                    75,678          220,922
Royal Bank of Scotland Group (The) PLC                 298,860        3,795,577
Royal Dutch Shell PLC Class A                          122,772        5,005,796
Scottish & Newcastle PLC                                43,360          557,205
Scottish & Southern Energy PLC                          30,565          888,585
Severn Trent PLC                                         5,809          161,187
Smiths Group PLC                                        19,045          452,799
Tomkins PLC                                             53,787          280,580
Unilever PLC                                            43,277        1,402,284
United Utilities PLC                                    53,420          760,436
Vodafone Group PLC                                   2,008,677        6,762,517
Yell Group PLC                                          48,069          445,808
                                                                  -------------
Total United Kingdom                                                 70,366,146
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $223,677,440)                                                237,797,312
                                                                  =============
RIGHTS* - 0.0%
Italy-0.0%
Unipol SpA, expiring on 7/03/07
(Cost: $0)                                              53,877               --
                                                                  -------------

TOTAL LONG-TERM INVESTMENTS
(Cost: $223,677,440)                                                237,797,312
                                                                  =============

SHORT-TERM INVESTMENT--0.5%
MONEY MARKET FUND - 0.5%
United States--0.5%
Columbia Cash Reserves Fund, 4.96% (b)
(Cost: $1,189,500)                                   1,189,500        1,189,500
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree DEFA High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--10.4%
MONEY MARKET FUNDS(c) --10.4%
UBS Enhanced Yield Portfolio, 5.27%                  8,799,564    $   8,799,564
UBS Private Money Market Fund LLC, 5.25%            16,032,209       16,032,209
                                                                  -------------

TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $24,831,773)(d)                                               24,831,773
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES --110.4%
(Cost: $249,698,713)(e)                                             263,818,585


Liabilities in Excess of Foreign
Currency and Other Assets--(10.4)%                                  (24,857,743)
                                                                  -------------

NET ASSETS--100.0%                                                $ 238,960,842
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $23,439,500 and the total market value of the collateral held by the Fund was $24,831,773.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                 43.5%
Communications                                                            14.3%
Energy                                                                    11.2%
Consumer Non-Cyclical                                                      9.5%
Utilities                                                                  9.1%
Industrial                                                                 4.3%
Consumer Cyclical                                                          3.7%
Basic Materials                                                            3.1%
Technology                                                                 0.4%
Diversified                                                                0.4%
Other                                                                      0.5%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Europe Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.6%
Austria--0.5%
Andritz AG                                                 128    $       8,469
Bank Austria Creditanstalt AG                              549          106,028
BOEHLER-UDDEHOLM AG                                        192           19,189
Flughafen Wien AG                                           96            9,480
OMV AG                                                     882           58,952
Semperit AG Holding                                        102            4,381
voestalpine AG                                             353           29,797
Wiener Staedtische AG                                      168           11,980
Wienerberger AG                                            318           23,492
                                                                  -------------
Total Austria                                                           271,768
                                                                  -------------
Belgium--2.6%
Barco N.V.                                                 269           24,951
Belgacom S.A.                                            3,077          136,513
Compagnie Maritime Belge S.A.                              734           51,578
Delhaize Group                                             295           29,024
Dexia N.V.                                               4,691          147,045
Euronav N.V.                                               726           26,444
Fortis N.V.                                             10,577          450,113
Groep Colruyt S.A.                                         120           25,119
InBev N.V.                                               1,100           87,398
KBC Ancora                                                 336           39,343
KBC Groep N.V.                                           1,732          233,962
Mobistar S.A.                                              551           47,030
Solvay S.A.                                                358           56,482
UCB S.A.                                                   454           26,887
Umicore                                                    136           29,621
                                                                  -------------
Total Belgium                                                         1,411,510
                                                                  -------------
Denmark--0.6%
A/S Dampskibsselskabat TORM                                900           33,728
Carlsberg A/S Class B                                      150           18,157
Codan A/S                                                  170           18,542
Danisco A/S                                                 50            3,734
Danske Bank A/S                                          4,003          164,182
H. Lundbeck A/S                                            601           15,270
Novo-Nordisk A/S Class B                                   751           81,776
Novozymes A/S Class B                                       50            5,808
Sydbank A/S                                                 50            2,396
                                                                  -------------
Total Denmark                                                           343,593
                                                                  -------------
Finland--2.5%
Elcoteq SE                                               7,405           62,505
Elektrobit Corp.                                         3,714            9,430
Elisa Oyj                                                1,203           32,852
Fortum Oyj                                               8,000          250,554
KCI Konecranes Oyj                                         621           26,092
Kemira Oyj                                                 804           18,524
Kesko Oyj Class B                                          398           26,521
Metso Oyj                                                  804           47,582
Nokia Oyj                                               13,300          373,796
Nokian Renkaat Oyj                                         530           18,625
OKO Bank PLC Class A                                       804           14,952
Outokumpu Oyj                                              806           27,235
Rautaruukki Oyj                                          2,095          134,595
Sampo Oyj Class A                                        3,200           92,313
Sanoma-WSOY Oyj                                            771           24,439
Stora Enso Oyj Class R                                   3,200           60,418

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

TietoEnator Oyj                                            645    $      20,819
UPM-Kymmene OYJ (a)                                      3,200           79,088
Uponor Corp.                                               398           15,502
Wartsila Oyj Class B                                       405           26,747
YIT Oyj                                                    804           25,354
                                                                  -------------
Total Finland                                                         1,387,943
                                                                  -------------
France--17.4%
Accor S.A.                                               2,144          190,297
Air France-KLM                                           3,139          146,640
April Group                                              2,011          106,058
Assurances Generales de France                             894          149,970
Assystem (a)                                             5,974          116,585
AXA S.A.                                                15,052          650,714
BNP Paribas                                              4,725          563,855
Bouygues S.A.                                            1,233          103,561
Carrefour S.A.                                           3,013          212,168
Casino Guichard Perrachon S.A.                           1,569          158,926
Christian Dior S.A.                                      1,268          164,777
Cie de Saint-Gobain S.A.                                 1,865          209,990
CNP Assurances S.A.                                      1,202          154,138
Compagnie Generale des Etablissements
 Michelin Class B                                        1,666          233,664
Credit Agricole S.A. (a)                                 8,222          335,237
Electricite de France                                    2,387          258,804
Gaz de France                                            3,467          175,542
Groupe Danone                                            2,009          162,850
Ipsen                                                    2,700          138,566
IPSOS                                                    1,293           47,149
Lafarge S.A.                                             1,076          196,762
Lagardere SCA                                            1,584          137,876
L'Air Liquide S.A.                                       1,276          167,919
L'Oreal S.A.                                             1,855          219,963
LVMH Moet Hennessy Louis Vuitton S.A.                    1,364          157,578
Natixis                                                 15,701          383,386
PPR S.A.                                                 1,029          180,052
Renault S.A.                                             1,661          267,419
Sanofi-Aventis                                           4,322          350,808
Schneider Electric S.A.                                  1,244          174,947
Sechilienne-Sidec                                        1,156           74,924
Societe Generale                                         2,319          430,734
Ste Industrielle d'Aviation Latecoere S.A.               2,053           69,095
Suez S.A.                                               10,182          584,293
Technip S.A.                                               283           23,429
TOTAL S.A.                                              15,515        1,262,675
VINCI S.A.                                               2,727          204,330
Vivendi S.A.                                             9,611          414,196
                                                                  -------------
Total France                                                          9,579,877
                                                                  -------------
Germany--9.5%
adidas AG                                                  884           55,850
Allianz SE                                               1,522          356,821
Balda AG                                                   104            1,490
BASF AG                                                  2,272          298,376
Bayer AG                                                 2,917          221,009
Bayer Schering Pharma AG                                   184           25,819
Bayerische Motoren Werke AG                              1,342           87,015
Beate Uhse AG                                            1,006            4,810
Beiersdorf AG                                              542           38,679
Celesio AG                                               1,357           88,226
Commerzbank AG                                           1,785           85,557
Continental AG                                             263           37,097
DaimlerChrysler AG                                       4,600          426,118
Deutsche Bank AG                                         1,519          221,171
Deutsche Boerse AG                                         957          108,245

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Deutsche Lufthansa AG                                    3,411    $      95,636
Deutsche Post AG                                         5,743          186,382
Deutsche Postbank AG                                       917           80,586
Deutsche Telekom AG                                     37,478          692,931
E.ON AG                                                  3,164          531,109
Fresenius Medical Care AG & Co. KGaA                     1,651           76,102
Grenkeleasing AG                                         1,916           88,757
Hypo Real Estate Holding AG                              1,021           66,202
IKB Deutsche Industriebank AG                              886           32,368
MAN AG                                                     917          132,217
Metro AG                                                 1,084           90,007
Muenchener Rueckversicherungs-
 Gesellshaft AG                                            941          173,079
RWE AG                                                   2,071          220,934
Siemens AG                                               3,140          451,935
ThyssenKrupp AG                                          1,984          118,246
Volkswagen AG                                              901          143,709
                                                                  -------------
Total Germany                                                         5,236,483
                                                                  -------------
Ireland--0.7%
Allied Irish Banks PLC                                   4,560          124,463
Anglo Irish Bank Corp. PLC                               1,100           22,433
Bank of Ireland                                          4,634           93,689
CRH PLC                                                  1,132           55,970
DCC PLC                                                    224            7,466
FBD Holdings PLC                                           210            5,754
Fyffes PLC                                               5,302            6,301
Glanbia PLC                                              1,696            8,200
IAWS Group PLC                                             311            6,515
Independent News & Media PLC                             2,937           14,825
Irish Life & Permanent PLC                               1,148           28,916
Kerry Group PLC Class A                                    256            7,157
Kingspan Group PLC                                         334            9,342
McInerney Holdings PLC                                   1,755            5,599
                                                                  -------------
Total Ireland                                                           396,630
                                                                  -------------
Italy--9.5%
Actelios SpA                                               116            1,408
AEM SpA (a)                                             29,255          107,764
Alleanza Assicurazioni SpA (a)                           6,007           78,531
Apulia Prontoprestito SpA                               45,931          102,353
Assicurazioni Generali SpA (a)                           4,610          185,287
Autogrill SpA                                            4,300           91,118
Autostrade SpA                                           2,392           79,535
Banca Carige SpA (a)                                    14,640           68,115
Banca Intesa SpA                                        95,641          714,298
Banca Monte dei Paschi di Siena SpA                     11,750           79,583
Banca Popolare dell'Etruria e del Lazio                  7,118          147,467
Capitalia SpA                                           11,678          116,238
Enel SpA (a)                                            54,334          585,212
Eni SpA                                                 33,017        1,199,501
ERG SpA                                                    693           18,925
ERGO Previdenza SpA                                      1,987           12,351
Finmeccanica SpA                                         3,092           95,336
Ifil Investments SpA                                    12,213          131,789
Luxottica Group SpA                                      2,678          104,091
Mediobanca SpA                                           3,427           78,034
Pirelli & C. Real Estate SpA                             1,018           59,229
Recordati SpA                                           18,767          156,637
Snam Rete Gas SpA (a)                                   15,471           91,622

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Telecom Italia SpA                                      95,741    $     262,485
Terna SpA                                               24,152           83,503
UniCredito Italiano SpA                                 48,665          435,754
Unione di Banche Italiane SCPA                           5,918          150,660
                                                                  -------------
Total Italy                                                           5,236,826
                                                                  -------------
Netherlands--5.3%
ABN AMRO Holding N.V.                                   13,043          599,797
AEGON N.V.                                               7,793          154,084
Akzo Nobel N.V.                                          1,148           99,166
European Aeronautic Defence & Space Co.
 EADS N.V.                                               1,966           64,043
Heineken Holding N.V.                                      957           49,566
Heineken N.V.                                              869           51,041
Hunter Douglas N.V.                                        510           48,228
ICT Automatisering N.V.                                    178            3,358
ING Groep N.V.                                          12,315          545,363
Koninklijke DSM N.V.                                       861           42,501
Koninklijke Philips Electronics N.V.                     3,395          144,706
Koninklijke Wessanen N.V.                                   83            1,380
Mittal Steel Co. N.V.                                    1,108           69,658
Randstad Holding N.V.                                      961           76,380
Reed Elsevier N.V.                                       2,190           41,822
Royal KPN N.V.                                          15,310          254,740
STMicroelectronics N.V.                                  5,895          114,247
TNT N.V.                                                 1,489           67,227
Unilever N.V.                                           12,415          386,230
USG People N.V.                                            516           24,321
Vedior N.V.                                              1,672           50,153
Wolters Kluwer N.V.                                      1,442           44,111
                                                                  -------------
Total Netherlands                                                     2,932,122
                                                                  -------------
Norway--1.6%
Acta Holding ASA                                         4,403           23,110
Aker ASA Class A                                           160           10,795
Aker Yards ASA                                             800           13,951
Aktiv Kapital ASA                                            1               16
DnB NOR ASA                                              8,706          112,319
Ekornes ASA                                                700           15,940
Norsk Hydro ASA                                          5,653          218,220
Norske Skogindustrier ASA                                1,602           23,109
Orkla ASA                                                4,005           75,945
Sparebanken 1 SR Bank                                    1,100           30,637
Sparebanken Midt-Norge                                   4,100           48,592
Sparebanken Nord-Norge                                     850           20,220
Statoil ASA                                              6,005          186,565
Storebrand ASA                                           3,003           46,827
Telenor ASA                                                  4               78
Yara International ASA                                   1,501           45,236
                                                                  -------------
Total Norway                                                            871,560
                                                                  -------------
Portugal--0.9%
Banco BPI, S.A.                                          2,264           20,119
Banco Comercial Portugues S.A. Class R                  16,037           89,667
Banco Espirito Santo, S.A.                               2,376           52,883
Brisa-Auto-estradas de Portugal S.A.                     2,518           33,837
EDP-Energias de Portugal, S.A.                          18,252          100,819
Jeronimo Martins, SGPS, S.A.                             2,791           16,472
Mota-Engil, SGPS, S.A.                                   1,100           10,548
Portucel-Empresa Produtora De Pasta E
 Papel, S.A.                                             2,678           10,850
Portugal Telecom, SGPS, S.A.                             9,209          127,233

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

PT Multimedia - Servicos de
 Telecomunicacoes
 e Multimedia, SGPS, S.A.                                1,396    $      22,455
SAG Gest-Solucoes Automovel Globais,
 SGPS, S.A.                                              2,718            6,828
Semapa-Sociedade de Investimento e Gestao,
 SGPS, S.A.                                                869           15,656
Sonae SGPS, S.A.                                         5,597           15,874
                                                                  -------------
Total Portugal                                                          523,241
                                                                  -------------
Spain--8.1%
Abertis Infraestructuras S.A.                            2,064           64,197
Acciona, S.A.                                              295           80,599
ACS, Actividades Construccion y
 Servicios, S.A.                                         1,116           71,321
Altadis, S.A.                                              981           65,185
Banco Bilbao Vizcaya Argentaria,
 Chile, S.A.                                            18,232          448,143
Banco Guipuzcoano S.A.                                   6,588          129,547
Banco Popular Espanol, S.A.                              5,496          102,581
Banco Sabadell S.A. (a)                                  4,975           54,760
Banco Santander Central Hispano S.A.                    43,915          811,945
Bankinter, S.A.                                            527           47,260
Campofrio Alimentacion S.A.                              1,909           37,900
Cia Espanola De Petroleos, S.A. (a)                        885           82,830
Endesa S.A.                                              8,713          473,165
Fomento de Construcciones y Contratas S.A.                 606           54,794
Gas Natural SDG, S.A.                                    2,072          126,289
Gestevision Telecinco, S.A.                              2,693           76,523
Grupo Catalana Occidente S.A.                            3,898          153,301
Grupo Ferrovial S.A.                                       622           61,365
IBERDROLA, S.A.                                          4,996          280,217
Inditex S.A.                                             1,124           66,444
Metrovacesa S.A.                                         1,716          190,039
Montebalito S.A.                                           468            9,335
Red Electrica de Espana, S.A.                            1,128           52,985
Repsol YPF, S.A.                                         4,667          184,363
Tavex Algodonera S.A.                                   10,861           46,792
Telefonica, S.A.                                        28,538          637,485
Union Fenosa, S.A.                                       1,100           58,904
                                                                  -------------
Total Spain                                                           4,468,269
                                                                  -------------
Sweden--3.9%
AB SKF Class B                                           3,204           68,218
AB Volvo Class A                                         1,905           39,171
AB Volvo Class B                                         2,310           46,151
Alfa Laval AB                                              801           48,477
Assa Abloy AB Class B                                    1,602           35,394
Atlas Copco AB Class A                                   3,204           53,733
Atlas Copco AB Class B                                   2,604           41,013
Electrolux AB Series B                                   2,403           57,121
Eniro AB                                                 1,003           12,762
Getinge AB Class B                                       1,600           34,591
H&M Hennes & Mauritz AB Class B                          3,602          213,529
Hexagon AB Class B                                       2,403           46,433
Investment AB Kinnevik Class B                           2,403           47,309
L E Lundbergforetagen AB Class B                           400           29,283
Nordea Bank AB                                          16,012          251,019
Sandvik AB                                               4,804           97,380
Scania AB Class A                                        4,304          108,899
Scania AB Class B                                        3,204           78,497
Securitas AB Class B                                     1,602           25,465
Skandinaviska Enskilda Banken AB                         3,202          103,664
SSAB Svenskt Stal AB Series A                            1,303           53,680
Svenska Cellulosa Aktiebolaget SCA Class B               2,203           36,946
Svenska Handelsbanken AB Class A                         3,202           89,889
Swedbank AB Class A                                      3,202          116,272

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Swedish Match AB                                         1,602    $      30,955
Telefonaktiebolaget LM Ericsson Class A                  8,006           31,897
Telefonaktiebolaget LM Ericsson Class B                 54,030          216,366
TeliaSonera AB (a)                                      19,515          143,719
                                                                  -------------
Total Sweden                                                          2,157,833
                                                                  -------------
Switzerland--4.7%
Adecco S.A.                                                646           50,047
Baloise Holding AG                                         446           44,069
Ciba Specialty Chemicals Holding Inc.                      678           44,118
Credit Suisse Group                                      5,002          356,499
Givaudan S.A.                                               48           47,389
Holcim Ltd.                                                566           61,329
Julius Baer Holdings AG                                    941           67,489
Kuehne + Nagel International AG                            534           49,148
Nestle S.A.                                              1,449          550,941
Novartis AG                                              6,565          369,603
Roche Holding AG                                         1,316          233,435
Swatch Group AG (The)                                      204           58,091
Swiss Reinsurance Co.                                    1,433          130,836
Swisscom AG                                                350          119,584
UBS AG                                                   7,108          426,851
                                                                  -------------
Total Switzerland                                                     2,609,429
                                                                  -------------
United Kingdom--31.8%
Abacus Group PLC                                         3,368            6,673
Accident Exchange Group PLC                             10,693           28,695
Aero Inventory PLC                                       6,489           61,939
Anglo American PLC                                       4,082          241,193
AstraZeneca PLC                                          8,268          445,069
Aviva PLC                                               19,142          285,545
BAE SYSTEMS PLC                                         33,592          272,959
Barclays PLC                                            44,267          618,151
BG Group PLC                                            17,428          287,251
BHP Billiton PLC                                        12,318          343,527
Blacks Leisure Group PLC                                 8,230           51,518
Bloomsbury Publishing PLC                                8,726           34,665
BP PLC                                                  97,772        1,182,873
Bradford & Bingley PLC                                      88              698
British American Tobacco PLC                            15,706          535,068
British Sky Broadcasting PLC                            11,917          153,022
BT Group PLC                                            78,085          520,913
Centrica PLC                                            42,785          333,495
Compass Group PLC                                       34,650          240,365
Dawson Holdings PLC                                     12,297           26,029
Diageo PLC                                              15,438          321,200
Erinaceous Group PLC                                     4,094           17,660
FirstGroup PLC                                           2,833           37,969
GlaxoSmithKline PLC                                     28,303          741,052
HBOS PLC                                                25,916          512,425
HSBC Holdings PLC                                       74,548        1,368,558
Imperial Tobacco Group PLC                               4,227          195,653
Johnson Service Group PLC                                4,433           30,685
Kensington Group PLC                                     5,769           53,099
Kingfisher PLC                                           2,896           13,161
Lloyds TSB Group PLC                                    70,950          791,467
London Scottish Bank PLC                                 3,396            6,814
Marks & Spencer Group PLC                               18,770          236,499
National Grid PLC                                       22,952          339,847
Old Mutual PLC                                          72,046          244,144
Pearson PLC                                             15,428          260,942
Persimmon PLC                                            3,384           78,622
Provident Financial PLC                                 10,586          149,205
Prudential PLC                                          22,224          318,366

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Europe Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Reckitt Benckiser PLC                                    4,442    $     243,749
Reed Elsevier PLC                                       19,182          248,811
Rentokil Initial PLC                                     1,795            5,780
Rio Tinto PLC                                            4,290          329,399
Royal Bank of Scotland Group (The) PLC                  54,662          694,216
Royal Dutch Shell PLC Class A                           22,784          929,076
Royal Dutch Shell PLC Class B                           10,083          421,391
SABMiller PLC                                           12,448          316,184
Sage Group PLC (The)                                    33,220          156,297
Scottish & Southern Energy PLC                          10,616          308,628
Smiths News PLC                                          8,029           21,586
Standard Chartered PLC                                  10,668          348,881
Tesco PLC                                               34,138          286,642
Tribal Group PLC                                        22,461           68,836
Tullow Oil PLC                                           7,498           73,413
Unilever PLC                                             8,980          290,975
Vodafone Group PLC                                     355,138        1,195,625
Wagon PLC                                                2,384            4,042
Wolseley PLC                                             8,981          216,589
                                                                  -------------
Total United Kingdom                                                 17,547,136
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $50,005,213)                                                  54,974,220
                                                                  =============
SHORT-TERM INVESTMENT--0.4%
MONEY MARKET FUND--0.4%
United States--0.4%
Columbia Cash Reserves Fund, 4.96%(b)
(Cost: $196,590)                                       196,590          196,590
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--2.1%
MONEY MARKET FUND--2.1%(c)
UBS Enhanced Yield Portfolio, 5.27%                    987,481          987,481
UBS Private Money Market Fund LLC, 5.25%               185,432          185,432
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
 FOR SECURITIES LOANED
(Cost: $1,172,913)(d)                                                 1,172,913
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--102.1%
(Cost: $51,374,716)(e)                                               56,343,723


Liabilities in Excess of Cash, Foreign
 Currency and Other Assets--(2.1)%                                   (1,154,226)
                                                                  -------------

NET ASSETS--100.0%                                                $  55,189,497
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $1,113,987 and the total market value of the collateral held by the Fund was $1,172,913.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                 33.6%
Consumer Non-Cyclical                                                     15.0%
Communications                                                            11.6%
Energy                                                                    11.2%
Utilities                                                                  9.0%
Industrial                                                                 6.7%
Consumer Cyclical                                                          6.4%
Basic Materials                                                            4.8%
Technology                                                                 0.7%
Diversified                                                                0.6%
Other                                                                      0.4%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Europe High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.3%
Belgium--3.0%
Belgacom S.A.                                            6,042    $     268,057
Compagnie Maritime Belge S.A.                              615           43,216
Dexia N.V.                                               5,268          165,132
Euronav N.V.                                             4,076          148,466
Fortis N.V.                                             20,648          878,693
KBC Ancora                                                 215           25,175
KBC Groep N.V.                                             857          115,765
                                                                  -------------
Total Belgium                                                         1,644,504
                                                                  -------------
Denmark--0.6%
A/S Dampskibsselskabet TORM                                  2               75
Danske Bank A/S                                          5,108          209,504
Trygvesta A/S                                            1,400          110,014
                                                                  -------------
Total Denmark                                                           319,593
                                                                  -------------
Finland--1.8%
OKO Bank PLC Class A                                     2,411           44,838
Poyry Oyj                                                1,609           35,746
Rautaruukki Oyj                                          5,166          331,893
Sampo Oyj Class A                                        6,228          179,664
Sanoma-WSOY Oyj                                          2,009           63,680
Stora Enso Oyj Class R                                   6,829          128,936
UPM-Kymmene Corp. (a)                                    6,429          158,893
Uponor Corp.                                               805           31,355
                                                                  -------------
Total Finland                                                           975,005
                                                                  -------------
France--18.0%
Assurances Generales de France (a)                       1,828          306,650
AXA S.A.                                                32,859        1,420,531
BNP Paribas                                              9,315        1,111,602
Casino Guichard Perrachon S.A.                           1,212          122,765
Credit Agricole S.A.                                     6,537          266,534
Euler Hermes S.A.                                          680           96,705
M6, Metropole Television                                 2,462           80,234
Natixis                                                 34,602          844,910
Rallye S.A.                                                685           46,247
Renault S.A.                                             4,045          651,241
Schneider Electric S.A.                                    694           97,599
Societe Generale                                         6,583        1,222,734
Suez S.A.                                               18,216        1,045,323
TOTAL S.A.                                              19,880        1,617,917
Valeo S.A.                                               1,186           63,766
Vivendi S.A.                                            17,927          772,583
                                                                  -------------
Total France                                                          9,767,341
                                                                  -------------
Germany--7.4%
AWD Holding AG                                             495           21,112
BASF AG                                                  5,100          669,771
Bayer Schering Pharma AG                                 4,467          626,819
Deutsche Bank AG                                         2,013          293,098
Deutsche Lufthansa AG                                    4,547          127,486
Deutsche Post AG                                        10,786          350,045

                      See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Deutsche Telekom AG                                     75,890    $   1,403,133
Muenchener Rueckversicherungs-
 Gesellschaft AG                                         1,627          299,256
Norddeutsche Affinerie AG                                1,340           59,215
RWE AG                                                   1,635          174,422
                                                                  -------------
Total Germany                                                         4,024,357
                                                                  -------------
Ireland--0.8%
Abbey PLC                                                1,525           20,959
Allied Irish Banks PLC                                  10,850          296,146
Fyffes PLC                                               4,915            5,841
Irish Life & Permanent PLC                               4,027          101,431
                                                                  -------------
Total Ireland                                                           424,377
                                                                  -------------
Italy--13.0%
Alleanza Assicurazioni SpA (a)                          13,633          178,229
Arnoldo Mondadori Editore SpA                            6,502           63,664
ASM SpA                                                  7,145           43,399
Banca Intesa SpA                                       184,344        1,376,781
Enel SpA                                               141,976        1,529,171
Eni SpA                                                 56,188        2,041,299
Milano Assicurazioni SpA                                 8,041           67,005
Pirelli & C. Real Estate SpA                             1,050           61,091
Snam Rete Gas SpA (a)                                   29,599          175,290
Telecom Italia SpA                                     136,652          374,647
Terna SpA                                               36,820          127,302
UniCredito Italiano SpA (a)                             97,639          874,274
Unione di Banche Italiane SCPA                           5,749          146,357
                                                                  -------------
Total Italy                                                           7,058,509
                                                                  -------------
Netherlands--4.1%
ABN AMRO Holding N.V.                                   23,134        1,063,846
ING Groep N.V.                                          26,604        1,178,146
Royal KPN N.V.                                           1,235           20,549
                                                                  -------------
Total Netherlands                                                     2,262,541
                                                                  -------------
Norway--0.8%
ABG Sundal Collier ASA                                   8,009           20,882
Acta Holding ASA                                         6,109           32,064
Aker ASA Class A                                         1,000           67,470
Aker Yards ASA                                           1,300           22,671
Camillo Eitzen & Co. ASA                                   611            6,310
DnB NOR ASA                                             15,917          205,351
Ekornes ASA                                                701           15,963
Norske Skogindustrier ASA                                3,404           49,103
Sparebanken Midt-Norge                                     701            8,308
Storebrand ASA                                               5               78
Veidekke ASA                                             2,000           21,164
                                                                  -------------
Total Norway                                                            449,364
                                                                  -------------
Portugal--0.3%
Portugal Telecom, SGPS, S.A.                            12,926          178,587
                                                                  -------------
Spain--8.0%
Banco Bilbao Vizcaya Argentaria,
 Chile, S.A.                                            17,519          430,617
Banco Santander Central Hispano, S.A.                   80,416        1,486,814

                      See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Endesa S.A.                                             18,564    $   1,008,130
Gestevision Telecinco, S.A.                              4,267          121,249
Telefonica S.A.                                         57,641        1,287,590
                                                                  -------------
Total Spain                                                           4,334,400
                                                                  -------------
Sweden--2.9%
AB SKF                                                       6              129
AB Volvo Class A                                            10              206
AB Volvo Class B                                         8,500          169,821
Axfood AB                                                  601           21,298
Brostrom AB Class B                                     29,000          307,669
D. Carnegie & Co. AB                                     1,700           29,812
Electrolux AB Series B                                       4               95
Fabege AB                                                3,204           35,277
H&M Hennes & Mauritz AB Class B                              8              474
Holmen AB Class B                                          401           16,988
Kungsleden Fastighets AB                                 2,403           30,050
Nordea Bank AB                                          28,732          450,430
Ratos AB Class B                                             2               64
Scania AB Class A                                            8              202
Svenska Cellulosa Aktiebolaget SCA
 Class B                                                 3,606           60,475
Svenska Handelsbanken AB Class A                         8,307          233,200
Swedbank AB Class A                                      5,906          214,460
                                                                  -------------
Total Sweden                                                          1,570,650
                                                                  -------------
Switzerland--0.9%
Ciba Specialty Chemicals Holding Inc.                      826           53,748
Swisscom AG                                                814          278,119
Zurich Financial Services AG                               561          173,596
                                                                  -------------
Total Switzerland                                                       505,463
                                                                  -------------
United Kingdom--37.7%
Alexon Group PLC                                        15,274           78,145
AstraZeneca PLC                                         15,447          831,518
Aviva PLC                                               26,536          395,843
Barclays PLC                                            84,682        1,182,515
BP PLC                                                 137,523        1,663,792
British American Tobacco PLC                            22,315          760,223
BT Group PLC                                            76,185          508,238
Diageo PLC                                              29,551          614,833
GlaxoSmithKline PLC                                     33,674          881,682
HBOS PLC                                                46,142          912,345
HSBC Holdings PLC                                      117,440        2,155,973
Imperial Tobacco Group PLC                               1,855           85,861
Kingfisher PLC                                          80,036          363,714
Legal & General Group PLC                              145,259          437,452
Lloyds TSB Group PLC                                   135,053        1,506,556
National Grid PLC                                       38,578          571,219
Old Mutual PLC                                         114,967          389,591
Pearson PLC                                             19,662          332,554
Rentokil Initial PLC                                    84,028          270,586
Royal Bank of Scotland Group (The) PLC                 102,576        1,302,734
Royal Dutch Shell PLC Class A                           42,851        1,747,168
Smiths Group PLC                                        13,955          331,782
Unilever PLC                                            20,775          673,162
Vodafone Group PLC                                     745,007        2,508,180
                                                                  -------------
Total United Kingdom                                                 20,505,666
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $49,667,981)                                                  54,020,357
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Europe High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT--0.2%
MONEY MARKET FUND--0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.96% (b)
(Cost: $98,538)                                         98,538    $      98,538
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--3.1%
MONEY MARKET FUNDS 3.1%(c)
UBS Enhanced Yield Portfolio, 5.27%                  1,217,688        1,217,688
UBS Private Money Market Fund LLC, 5.25%               485,187          485,187
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,702,875)(d)                                                 1,702,875
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES--102.6%
(Cost: $51,469,394) (e)                                              55,821,770

Liabilities is Excess of Cash, Foreign
Currency and Other Assets --(2.6)%                                   (1,421,560)
                                                                  -------------

NET ASSETS--100.0%                                                $  54,400,210
                                                                  =============

*     Non-income producing security

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $1,592,732 and the total market value of the collateral held by the Fund was $1,702,875.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

WisdomTree Europe High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                  45.2%
Communications                                                             15.2%
Energy                                                                     13.0%
Consumer Non-Cyclical                                                       9.6%
Utilities                                                                   8.6%
Basic Materials                                                             2.7%
Consumer Cyclical                                                           2.5%
Industrial                                                                  2.4%
Diversified                                                                 0.1%
Other                                                                       0.7%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Europe SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.6%
Austria--0.9%
AT&S Austria Technologie &
 Systemtechnik AG                                        7,391    $     185,664
Flughafen Wien AG                                        8,097          799,597
Schoeller-Bleckmann Oilfield Equipment AG                2,065          143,990
Semperit AG Holding                                      7,218          309,995
                                                                  -------------
Total Austria                                                         1,439,246
                                                                  -------------
Belgium--4.1%
Barco N.V.                                               5,982          554,865
Cofinimmo                                                6,227        1,186,213
Cumerio N.V.                                            12,694          522,888
Econocom Group S.A./N.V. (a)                            13,237          160,716
Euronav N.V.                                            55,280        2,013,538
EVS Broadcast Equipment S.A.                             5,128          422,532
Exmar N.V.                                               6,407          208,537
Melexis N.V.                                            17,658          318,848
Tessenderlo Chemie N.V.                                 15,792          968,073
                                                                  -------------
Total Belgium                                                         6,356,210
                                                                  -------------
Denmark--1.4%
A/S Dampskibsselskabat TORM                                 20              750
Amagerbanken A/S                                         5,680          362,332
Auriga Industries A/S Class B (a)                        8,661          278,211
Bang & Olufsen A/S Class B (a)                           3,130          374,337
NKT Holding A/S                                             11            1,096
Rella Holding A/S                                       11,150          214,493
SimCorp A/S                                              2,710          649,197
Spar Nord Bank A/S                                      12,317          298,414
                                                                  -------------
Total Denmark                                                         2,178,830
                                                                  -------------
Finland--6.4%
Ahlstrom Oyj                                             8,552          251,210
Alma Media Corp.                                        20,478          301,457
Amer Sports Oyj (a)                                     31,162          770,592
Aspo Oyj                                                27,049          248,776
Citycon Oyj                                             76,299          491,528
Comptel PLC                                             51,680          143,083
Elcoteq SE                                              25,065          211,572
Elektrobit Corp.                                        58,356          148,168
Finnair Oyj                                             29,352          521,284
HK-Ruokatalo Oyj Class A                                10,257          269,571
Huhtamaki Oyj                                           10,419          174,767
Kemira GrowHow Oyj                                      42,076          676,795
Lassila & Tikanoja Oyj                                  11,761          398,684
M-real Oyj Class B                                     117,319          768,459
Orion Oyj Class B                                      111,755        2,798,255
PKC Group Oyj                                           16,239          232,255
Poyry Oyj                                               26,865          596,848
Raisio PLC Class V                                      70,837          196,121
Stockmann Oyj Abp Class B                                3,338          142,006
Talentum Oyj                                            70,623          347,183
Technopolis PLC                                         11,504          108,136
                                                                  -------------
Total Finland                                                         9,796,750
                                                                  -------------
France--4.8%
April Group                                              3,828          201,885
Assystem                                                11,992          234,029
Bacou Dalloz                                             1,495          227,529
Canal Plus S.A.                                         62,593          667,826

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Carbone Lorraine                                         4,273    $     333,096
CFF RECYCLING                                            4,879          362,084
Groupe Steria SCA                                        3,131          208,595
Haulotte Group                                           3,613          150,778
IMS-International Metal Service                         10,261          489,187
Kaufman & Broad S.A.                                    11,666          902,949
Manitou BF S.A.                                         19,090        1,216,911
NRJ Group                                               42,810          738,902
Oberthur Card Systems S.A. (a)                          46,745          329,546
Sechilienne-Sidec                                        8,273          536,197
Sequana Capital S.A.                                     4,380          130,139
Ste Industrielle d'Aviation Latecoere S.A.               7,307          245,922
TRIGANO S.A.                                             5,974          353,790
                                                                  -------------
Total France                                                          7,329,365
                                                                  -------------
Germany--7.5%
AWD Holding AG                                          28,367        1,209,863
Balda AG                                                13,965          200,109
Beate Uhse AG                                           40,711          194,637
Bechtle AG                                               7,579          278,517
Comdirect Bank AG (a)                                   88,242        1,213,204
DAB Bank AG                                             25,441          277,624
Demag Cranes AG                                          1,883          125,756
Deutsche Wohnen AG                                      21,204        1,098,231
ElringKlinger AG                                         4,889          446,022
Gerry Weber International AG                             7,717          233,457
Grammer AG                                               6,515          193,134
Grenkeleasing AG                                         5,078          235,233
HCI Capital AG                                          25,942          541,656
IDS Scheer AG                                            7,538          179,787
Indus Holding AG                                        10,788          442,920
Koenig & Bauer AG                                        6,234          233,131
Leoni AG                                                 8,658          403,411
MPC Muenchmeyer Petersen Capital AG                     12,933        1,324,847
Norddeutsche Affinerie AG                               23,916        1,056,848
Sixt AG (a)                                              3,335          204,395
Takkt AG                                                12,540          223,385
Techem AG                                               14,006          977,569
Vivacon AG                                               6,401          258,136
                                                                  -------------
Total Germany                                                        11,551,872
                                                                  -------------
Ireland--1.7%
Abbey PLC                                               16,217          222,878
Fyffes PLC                                             591,339          702,797
Glanbia PLC                                             77,764          375,987
Greencore Group PLC                                     80,234          604,649
McInerney Holdings PLC                                  44,678          142,527
Paddy Power PLC                                         10,336          321,762
United Drug PLC                                         47,321          256,066
                                                                  -------------
Total Ireland                                                         2,626,666
                                                                  -------------
Italy--7.4%
Actelios SpA                                            17,697          214,867
Amplifon SpA                                            43,574          363,098
Anima SGRpA                                             28,088          126,226
Apulia Prontoprestito SpA                               92,929          207,084
Astaldi SpA                                             18,907          169,168
Banca IFIS SpA                                          17,071          237,008
Banca Intermobiliare SpA                                66,876          671,976
Banca Popolare dell'Etruria e del Lazio                 12,081          250,287

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Banca Profilo SpA                                       92,187    $     287,291
Banco di Desio e della Brianza SpA                      18,103          210,261
Brembo SpA                                              22,453          320,220
Caltagirone SpA                                         19,661          235,925
COFIDE - Compagnia Finanziaria De
 Benedetti SpA                                         107,594          188,904
Credito Artigiano SpA                                   64,066          348,260
Cremonini SpA                                          180,589          602,419
ERGO Previdenza SpA                                     38,871          241,619
Fiera Milano SpA                                        16,655          179,722
Gewiss SpA                                              21,016          177,962
GranitiFiandre SpA                                      21,495          272,592
Gruppo Editoriale L'Espresso SpA (a)                   271,933        1,439,656
I.M.A. - Industria Macchine
 Automatiche SpA                                        25,986          579,074
Intek SpA                                              572,872          709,863
MARR SpA                                                30,040          340,792
Marzotto SpA                                            33,772          180,619
Navigazione Montanari SpA                               39,101          208,723
Panariagroup Industrie Ceramiche SpA                    24,543          241,307
Premafin Finanziaria SpA                                35,104          117,339
Premuda SpA                                            102,048          212,106
Recordati SpA                                           59,918          500,100
SAES Getters SpA                                           888           33,376
Societa Iniziative Autostradali e
 Servizi SpA (a)                                        54,478          886,582
SOGEFI SpA                                              43,806          428,334
SOL SpA                                                 17,706          135,586
Vittoria Assicurazioni SpA                               6,367          120,299
                                                                  -------------
Total Italy                                                          11,438,645
                                                                  -------------
Netherlands--5.0%
ARCADIS N.V.                                             3,318          282,311
Ballast Nedam N.V.                                       4,814          261,687
Beter Bed Holding N.V.                                   9,982          337,839
Brunel International                                     3,391          116,783
Exact Holding N.V.                                       8,929          298,582
Heijmans N.V.                                           11,157          659,380
ICT Automatisering N.V.                                 11,728          221,274
Koninklijke Wessanen N.V.                               55,140          916,718
Macintosh Retail Group N.V.                              7,463          332,612
OCE N.V. (a)                                            68,884        1,343,373
OPG Groep N.V.                                           2,720           99,148
Smit Internationale N.V.                                 7,528          590,699
Stork N.V.                                              14,440          936,093
Ten Cate N.V.                                            7,790          298,685
Univar N.V.                                             14,641          775,117
Wegener N.V.                                             8,991          236,785
                                                                  -------------
Total Netherlands                                                     7,707,086
                                                                  -------------
Norway--6.3%
ABG Sundal Collier ASA                                 477,020        1,243,764
Acta Holding ASA                                       318,128        1,669,723
Aker Yards ASA                                          73,405        1,280,099
BW Gas ASA                                             104,600        1,368,079
Camillo Eitzen & Co. ASA                                37,644          388,782
Ekornes ASA                                              3,500           79,702
Expert ASA                                              12,817          345,036
Hafslund ASA Class B                                    14,122          369,407
Leroy Seafood Group ASA                                  5,905          123,472
NorGani Hotels ASA                                      20,262          241,853
Solstad Offshore ASA                                         5              135

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Sparebanken 1 SR Bank                                   21,600    $     601,590
Sparebanken Midt-Norge                                  52,588          623,255
Sparebanken Nord-Norge                                   9,550          227,175
Tomra Systems ASA (a)                                   33,228          290,854
Veidekke ASA                                            87,390          924,746
                                                                  -------------
Total Norway                                                          9,777,672
                                                                  -------------
Portugal--1.7%
Banif SGPS, S.A.                                        18,608          152,797
Corticeira Amorim-Industria S.A.                        65,470          177,725
Finibanco Holding SGPS S.A.                             31,508          208,510
Mota-Engil, SGPS, S.A.                                  56,670          543,403
SAG Gest-Solucoes Automovel Globais,
 SGPS, S.A.                                            176,357          443,013
Semapa-Sociedade de Investimento e
 Gestao, SGPS, S.A.                                     60,265        1,085,755
                                                                  -------------
Total Portugal                                                        2,611,203
                                                                  -------------
Singapore--0.1%
XP Power Ltd.                                           12,030          115,855
                                                                  -------------
Spain--1.5%
Adolfo Dominguez                                           938           49,811
Campofrio Alimentacion S.A.                             27,755          551,022
Europistas, Concesionaria Espanola S.A.                 31,774          332,142
Grupo Duro Felguera S.A.                                54,479          577,576
Tavex Algodonera S.A.                                   52,714          227,105
Tubacex S.A. (a)                                        17,225          145,395
Tubos Reunidos, S.A.                                     7,397          187,912
Uralita S.A.                                            30,092          281,640
                                                                  -------------
Total Spain                                                           2,352,603
                                                                  -------------
Sweden--9.9%
AarhusKarlshamn AB                                      11,400          282,623
AddTech AB Class B                                          17              419
Axfood AB                                               39,805        1,410,577
Bergman & Beving AB Class B                                 11              391
Bilia AB Class A                                        30,438          559,294
Billerud AB (a)                                         35,838          543,538
Brostrom AB Class B                                     57,400          608,973
Cardo AB                                                15,722          686,685
Clas Ohlson AB Class B (a)                              24,522          545,355
D. Carnegie & Co. AB (a)                                90,505        1,587,124
Elekta AB Class B                                       13,400          232,544
Fabege AB                                                   62              683
Hakon Invest AB                                         41,600          765,910
Haldex AB                                               10,400          237,356
HIQ International AB                                    44,400          264,825
Hoganas AB Class B                                       9,200          273,027
Intrum Justitia AB                                      38,855          518,467
Invik & Co. AB                                           7,411          250,737
JM AB                                                       43            1,311
Kungsleden Fastighets AB                               207,340        2,592,807
NCC AB Class B                                          43,344        1,172,536
New Wave Group AB Class B                               17,800          210,910
Nibe Industrier AB Class B (a)                          11,522          231,038
Nobia AB                                                19,000          236,904
Nolato AB Class B                                       10,600           94,295
Nordnet AB Class B                                      72,000          235,198
ORC Software AB                                             17              457
Peab AB                                                     49            1,529
Q-Med AB                                                 8,700          124,336

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Seco Tools Class B                                      46,000    $     885,493
SkiStar AB                                              17,200          293,473
SSAB Svenskt Stal AB Series B                              149            5,693
Svenska Handelsbanken Class B                               16              442
Wihlborgs Fastigheter AB                                18,528          327,615
                                                                  -------------
Total Sweden                                                         15,182,565
                                                                  -------------
Switzerland--0.7%
Bellevue Group AG                                       11,091          868,747
Kudelski S.A.                                            6,496          227,911
                                                                  -------------
Total Switzerland                                                     1,096,658
                                                                  -------------
United Kingdom--40.2%
Abacus Group PLC                                        67,273          133,286
Abbot Group PLC                                         73,373          394,896
Aero Inventory PLC                                      35,803          341,747
Aga Foodservice Group PLC                               49,912          376,279
Alexon Group PLC                                        56,030          286,660
Alpha Airports Group PLC                                40,385           88,116
Amstrad PLC                                             69,683          174,061
Beazley Group PLC                                      187,291          552,383
Bespak PLC                                              11,926          159,000
Big Yellow Group PLC                                    12,102          127,717
Blacks Leisure Group PLC                                33,639          210,574
Bloomsbury Publishing PLC                               57,579          228,737
Bodycote International PLC                             118,222          648,728
BPP Holdings PLC                                        22,242          255,256
Brewin Dolphin Holdings PLC                             87,728          384,588
Brit Insurance Holdings PLC                            281,276        1,942,732
British Polythene Industries                            23,577          196,310
Britvic PLC                                              8,097           62,910
BSS Group PLC                                           21,310          206,401
Business Post Group PLC                                 42,477          407,369
Capital & Regional PLC                                  15,610          364,241
Carpetright PLC                                         40,220          911,856
Castings PLC                                            28,326          167,654
Centaur Media PLC                                       42,872          114,401
Charles Taylor Consulting PLC                           19,909          155,583
Chemring Group PLC                                       4,980          196,435
Chesnara PLC                                           112,025          385,465
Chloride Group PLC                                      64,674          218,319
Clarkson PLC                                             5,072           92,807
Clinton Cards PLC                                      287,494          367,718
communisis PLC                                         179,147          238,123
Computacenter PLC                                       36,465          165,162
Cranswick PLC                                           14,655          249,632
Croda International PLC                                 47,371          605,422
Dairy Crest Group PLC                                   77,266        1,054,928
Dart Group PLC                                          11,546           24,266
Datamonitor PLC                                         15,818          202,478
Davenham Group PLC                                      27,920          187,697
Davis Service Group PLC                                103,903        1,297,698
Dawson Holdings PLC                                    103,630          219,353
Dechra Pharmaceuticals PLC                              18,977          132,499
Devro PLC                                              103,103          231,684
Diploma PLC                                             12,233          221,629
Domestic & General Group PLC                            14,962          408,258
Domino Printing Sciences PLC                            36,824          249,166
Domino's Pizza UK & IRL PLC                             35,727          198,556
DS Smith PLC                                           316,783        1,474,540
DTZ Holdings PLC                                        22,039          229,933
E2V Technologies PLC                                    21,003          159,392
Elementis PLC                                          131,050          258,988

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Ennstone PLC                                           226,464    $     227,183
Enodis PLC                                              20,756           82,246
Erinaceous Group PLC                                    59,629          257,219
Euromoney Institutional Investor PLC                    52,969          696,096
Expro International Group PLC                           18,025          353,146
F&C Asset Management PLC                               459,812        1,699,785
Fenner PLC                                              75,046          356,847
Findel PLC                                              35,336          512,226
FKI PLC                                                360,408          914,726
Forth Ports PLC                                         16,561          613,041
Future PLC                                             279,304          246,568
Galliford Try PLC                                       71,245          226,921
Game Group PLC                                         136,142          456,840
Games Workshop Group PLC                                31,573          185,605
Genus PLC                                               14,526          204,009
Greggs PLC                                               4,962          488,019
Halfords Group PLC                                     138,169        1,076,980
Halma PLC                                              197,660          954,754
Hardy Underwriting Group PLC                            21,604          119,849
Headlam Group PLC                                       42,139          469,228
Helphire PLC                                            32,201          247,927
Highway Insurance Holdings PLC                         244,955          363,684
Hill & Smith Holdings PLC                               22,566          166,160
HMV Group PLC                                          302,922          724,762
Holidaybreak PLC                                        28,960          505,213
Hornby PLC                                              18,235           94,757
Hunting PLC                                             24,734          363,503
IG Group Holdings PLC                                   30,045          178,280
Interior Services Group PLC                             16,760          110,967
Interserve PLC                                          57,070          543,886
iomart Group PLC                                       171,053          228,223
ITE Group PLC                                           77,683          263,402
J D Wetherspoon PLC                                     24,555          273,672
James Fisher & Sons PLC                                 15,561          187,949
Jardine Lloyd Thompson Group PLC                       171,448        1,428,395
JJB Sports PLC                                         173,192          889,558
John Menzies PLC                                        37,198          410,477
Keller Group PLC                                        17,788          384,370
Kensington Group PLC                                    47,715          439,175
Kier Group PLC                                           7,599          312,853
Liontrust Asset Management PLC                          17,094          137,186
London Scottish Bank PLC                                98,068          196,759
Lookers PLC                                             47,420          169,827
Luminar PLC                                             29,038          407,822
Majestic Wine PLC                                       18,170          141,811
Marshalls PLC                                           85,496          595,654
McBride PLC                                             69,800          307,044
McKay Securities PLC                                    17,442          140,591
Metalrax Group PLC                                     157,406          228,963
Mitie Group PLC                                         91,590          485,130
MJ Gleeson Group PLC                                    21,575          174,338
Monitise PLC*                                          149,689           63,820
Morgan Sindall PLC                                      15,855          479,705
Morse PLC                                              149,689          285,312
Mothercare PLC                                          35,673          275,554
MP Evans Group PLC                                      26,970          202,917
N. Brown Group PLC                                      99,173          606,875
Northern Foods PLC                                     341,304          814,882
Northgate PLC                                           23,652          487,354
Numis Corp PLC                                          28,015          178,741
Pendragon PLC                                          458,615          726,912
Photo-Me International PLC                             174,969          265,042
Premier Farnell PLC                                    268,601        1,077,814
Psion PLC                                               61,557          156,851
PZ Cussons PLC                                         153,349          501,505

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

RAB Capital PLC                                         70,205    $     141,912
Rank Group PLC                                         237,279          886,670
Redrow PLC                                              79,937          818,747
Renishaw PLC                                            33,402          401,761
Restaurant Group PLC                                    67,060          444,001
Ricardo PLC                                             27,806          192,889
RM PLC                                                  66,119          275,596
ROK PLC                                                 43,352          200,052
Rotork PLC                                              30,719          562,709
royalblue group PLC                                      6,879          126,285
RPC Group PLC                                           58,344          334,202
RPS Group PLC                                           29,975          210,792
Savills PLC                                             76,544          909,158
Senior PLC                                             167,530          329,401
Severfield-Rowen PLC                                     6,717          305,246
Shanks Group PLC                                       112,737          563,212
Smiths News PLC                                         90,619          243,630
Speedy Hire PLC                                          9,423          224,979
Spirax-Sarco Engineering PLC                            26,890          541,665
SSL International PLC                                   59,543          521,759
St. Ives Group PLC                                     158,875          772,193
T. Clarke PLC                                           42,412          181,249
TDG PLC                                                 68,849          404,736
Ted Baker PLC                                           15,127          157,517
Thorntons PLC                                           52,859          185,594
Titan Europe PLC                                        36,649          163,973
Topps Tiles PLC                                        109,995          502,618
TT electronics PLC                                     141,854          523,680
Ultra Electronics Holdings PLC                          14,844          322,542
Umbro PLC                                               81,873          258,719
Umeco PLC                                               24,982          293,217
Uniq PLC                                                80,657          370,986
UNITE Group PLC                                         13,865          111,968
UTV PLC                                                 31,472          252,575
Vitec Group (The) PLC                                   19,398          235,461
Vp PLC                                                  16,360          126,372
VT Group PLC                                            57,372          676,836
Wagon PLC                                              129,154          218,963
White Young Green PLC                                   10,782           97,670
Wilmington Group PLC                                    25,425          115,286
Wincanton PLC                                           64,242          532,968
Woolworths Group PLC                                 1,191,239          639,336
WSP Group PLC                                           13,203          198,144
Xansa PLC                                              239,213          411,552
Yule Catto & Co. PLC                                   115,081          526,435
                                                                  -------------
Total United Kingdom                                                 61,843,799
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $148,501,287)                                                153,405,025
                                                                  =============
SHORT-TERM INVESTMENT--0.1%
MONEY MARKET FUND--0.1%
United States--0.1%
Columbia Cash Reserves Fund, 4.96%(b)
(Cost: $121,760)                                       121,760          121,760
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Europe SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--5.5%
MONEY MARKET FUNDS(c)--5.5%
UBS Enhanced Yield Portfolio, 5.27%                  5,670,420    $   5,670,420
UBS Private Money Market Fund LLC, 5.25%             2,824,820        2,824,820
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
 FOR SECURITIES LOANED
(Cost: $8,495,240)(d)                                                 8,495,240
                                                                  =============
TOTAL INVESTMENT IN SECURITIES--105.2%
(Cost: $157,118,287)(e)                                             162,022,025

Liabilities in Excess of Foreign Currency
 and Other Assets--(5.2)%                                            (8,078,469)
                                                                  -------------
NET ASSETS--100.0%                                                $ 153,943,556
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $7,580,919.88 and the total market value of the collateral held by the Fund was $8,495,240.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Industrial                                                                27.5%
Financial                                                                 21.3%
Consumer Non-Cyclical                                                     18.2%
Consumer Cyclical                                                         17.0%
Communications                                                             5.4%
Basic Materials                                                            4.2%
Technology                                                                 3.7%
Diversified                                                                1.2%
Energy                                                                     0.8%
Utilities                                                                  0.3%
Other                                                                      0.4%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

JAPAN - 99.7%

COMMON STOCKS--99.7%
Advertising--0.1%
Hakuhodo DY Holdings, Inc.                                 900    $      59,322
                                                                  -------------
Agriculture--0.3%
Japan Tobacco, Inc.                                         34          167,391
                                                                  -------------
Airlines--0.1%
All Nippon Airways Co., Ltd.                            18,000           68,359
                                                                  -------------
Apparel--0.2%
Onward Kashiyama Co., Ltd.                               8,160          103,937
                                                                  -------------
Auto Manufacturers--13.3%
Daihatsu Motor Co., Ltd.                                 9,000           82,352
Fuji Heavy Industries Ltd.                              18,000           85,995
Hino Motors Ltd.                                         9,000           53,711
Honda Motor Co., Ltd.                                   32,700        1,191,546
Isuzu Motors Ltd.                                       27,000          146,046
Mazda Motor Corp.                                        9,000           51,233
Nissan Motor Co., Ltd.                                 112,100        1,199,110
Suzuki Motor Corp.                                       3,600          102,028
Toyota Motor Corp.                                      59,900        3,783,312
                                                                  -------------
Total Auto Manufacturers                                              6,695,333
                                                                  -------------
Auto Parts & Equipment--2.7%
Aisin Seiki Co., Ltd.                                    2,700           99,040
Bridgestone Corp.                                        9,900          211,636
DENSO CORP.                                             10,800          421,524
JTEKT Corp.                                              3,600           65,007
NGK Spark Plug Co., Ltd.                                 2,000           34,738
NHK Spring Co., Ltd.                                     9,000           86,506
NOK Corp.                                                2,700           56,844
Sumitomo Rubber Industries, Inc.                         6,300           75,093
Tokai Rika Co., Ltd.                                     3,300           90,052
Toyoda Gosei Co., Ltd.                                   3,600          101,445
Toyota Boshoku Corp.                                     4,500          113,689
                                                                  -------------
Total Auto Parts & Equipment                                          1,355,574
                                                                  -------------
Banks--6.2%
Bank of Kyoto Ltd. (The)                                 9,000          107,640
Bank of Yokohama Ltd. (The)                             18,000          125,932
Chiba Bank Ltd. (The)                                    9,000           79,728
Chugoku Bank Ltd. (The)                                  9,000          124,766
Gunma Bank Ltd. (The)                                    9,000           60,415
Hachijuni Bank Ltd. (The)                                9,000           63,185
Hiroshima Bank Ltd. (The)                                9,000           49,775
Hokuhoku Financial Group, Inc.                          18,000           58,156
Iyo Bank Ltd. (The)                                      9,000           85,339
Joyo Bank Ltd. (The)                                     9,000           55,824
Mitsubishi UFJ Financial Group, Inc.                        74          814,933
Mitsui Trust Holdings, Inc.                              9,000           78,270
Mizuho Financial Group, Inc.                                63          435,152
Mizuho Trust & Banking Co., Ltd. (a)                    27,000           54,658
Nishi-Nippon City Bank Ltd. (The)                       18,000           65,735

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Shinsei Bank Ltd.                                        9,000    $      36,293
Shizuoka Bank Ltd. (The)                                 9,000           91,097
Sumitomo Mitsui Financial Group, Inc.                       27          251,427
Sumitomo Trust & Banking Co., Ltd. (The)                36,000          342,524
Suruga Bank Ltd.                                         9,000          113,179
                                                                  -------------
Total Banks                                                           3,094,028
                                                                  -------------
Beverages--0.7%
Asahi Breweries Ltd.                                     7,200          111,415
Coca-Cola West Japan Co., Ltd.                           2,700           62,638
ITO EN, Ltd.                                             1,800           59,031
Kirin Brewery Co., Ltd.                                  9,000          134,313
                                                                  -------------
Total Beverages                                                         367,397
                                                                  -------------
Building Materials--1.4%
Asahi Glass Co., Ltd.                                   18,000          242,536
Daikin Industries Ltd.                                   1,800           65,444
JS Group Corp.                                           7,200          145,755
Matsushita Electric Works Ltd.                           9,000          114,855
Nippon Sheet Glass Co., Ltd.                            17,000           77,501
Taiheiyo Cement Corp.                                   18,000           79,582
                                                                  -------------
Total Building Materials                                                725,673
                                                                  -------------
Chemicals--3.5%
Asahi Kasei Corp.                                       18,000          118,061
Daicel Chemical Industries Ltd.                          9,000           58,521
Dainippon Ink & Chemicals, Inc.                         18,000           69,379
Gun-Ei Chemical Industry Co., Ltd.                      67,000          172,526
Hitachi Chemical Co., Ltd.                               2,700           60,998
JSR Corp.                                                2,700           65,043
Kaneka Corp.                                             9,000           75,282
Mitsubishi Chemical Holdings Corp.                       8,000           73,331
Mitsubishi Gas Chemical Co., Inc.                        9,000           82,133
Mitsui Chemicals, Inc.                                   9,000           68,286
Nitto Denko Corp.                                        1,800           90,660
Shin-Etsu Chemical Co., Ltd.                             2,700          192,616
Showa Denko K.K.                                        18,000           65,007
Sumitomo Chemical Co., Ltd.                             18,000          120,685
Taiyo Nippon Sanso Corp.                                 9,000           69,452
Tokuyama Corp.                                           9,000          117,041
Tosoh Corp.                                             18,000           99,842
Ube Industries Ltd.                                     27,000           83,080
Zeon Corp.                                               9,000           95,469
                                                                  -------------
Total Chemicals                                                       1,777,412
                                                                  -------------
Commercial Services--1.1%
Dai Nippon Printing Co., Ltd.                           11,000          163,804
Kamigumi Co., Ltd.                                       8,000           69,185
Park24 Co., Ltd.                                         5,300           53,217
Secom Co., Ltd.                                          2,700          127,025
Sohgo Security Services Co., Ltd.                        3,600           62,966
Toppan Printing Co., Ltd.                                9,000           96,563
                                                                  -------------
Total Commercial Services                                               572,760
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Computers--1.0%
CSK Holdings Corp.                                       1,800    $      63,258
Fujitsu Ltd.                                            18,000          132,345
Itochu Techno-Solutions Corp.                            1,100           43,111
Otsuka Corp.                                               900           85,339
TDK Corp.                                                1,800          173,740
                                                                  -------------
Total Computers                                                         497,793
                                                                  -------------
Cosmetics/Personal Care--1.1%
Kao Corp.                                               10,000          258,311
KOSE Corp.                                               1,800           50,868
Shiseido Co., Ltd.                                       9,000          191,668
UniCharm Corp.                                             900           50,941
                                                                  -------------
Total Cosmetics/Personal Care                                           551,788
                                                                  -------------
Distribution/Wholesale--4.3%
Canon Marketing Japan, Inc.                              3,600           73,460
Hitachi High-Technologies Corp.                          2,700           69,962
ITOCHU Corp.                                            27,000          312,207
Marubeni Corp.                                          18,000          147,941
Mitsubishi Corp.                                        22,700          593,717
Mitsui & Co., Ltd.                                      27,000          536,743
Sumitomo Corp.                                          18,100          329,770
Toyota Tsusho Corp.                                      3,600           83,080
                                                                  -------------
Total Distribution/Wholesale                                          2,146,880
                                                                  -------------
Diversified Financial Services--4.5%
Daiwa Securities Group, Inc.                            28,000          297,696
Kyokuto Securities Co., Ltd.                            14,500          171,424
Mitsubishi UFJ Securities Co.                            7,000           78,392
Nikko Cordial Corp.                                     27,000          352,217
Nomura Holdings, Inc.                                   47,000          913,396
Okasan Holdings, Inc.                                    2,000           13,264
Shinko Securities Co., Ltd.                             18,000           92,992
Takagi Securities Co., Ltd.                             43,000          175,141
Toyo Securities Co., Ltd.                               41,000          170,315
                                                                  -------------
Total Diversified Financial Services                                  2,264,837
                                                                  -------------
Electric--5.6%
Chubu Electric Power Co., Inc.                          10,300          272,732
Chugoku Electric Power Co., Inc. (The)                  10,800          213,385
Electric Power Development Co.                           3,400          134,904
Hokkaido Electric Power Co., Inc.                        5,100          110,470
Hokuriku Electric Power Co.                              5,200          100,425
Kansai Electric Power Co., Inc. (The)                   23,900          564,140
Kyushu Electric Power Co., Inc.                         15,300          400,170
Shikoku Electric Power Co., Inc.                         6,000          141,139
Tohoku Electric Power Co., Inc.                         12,600          282,109
Tokyo Electric Power Co., Inc. (The)                    18,500          593,223
                                                                  -------------
Total Electric                                                        2,812,697
                                                                  -------------
Electrical Components & Equipment--3.4%
Brother Industries Ltd.                                  7,000          102,652
Casio Computer Co., Ltd.                                 4,500           70,108
Fujikura Ltd.                                            9,000           66,829
Hitachi Cable Ltd.                                      15,000           87,696
Hitachi Ltd.                                            50,000          354,265
Mitsubishi Electric Corp.                               18,000          166,452
Sharp Corp.                                             18,000          341,066

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Stanley Electric Co., Ltd.                               3,600    $      78,125
Sumitomo Electric Industries Ltd.                        6,300           93,662
Toshiba Corp.                                           33,000          287,259
USHIO INC.                                               3,600           79,728
                                                                  -------------
Total Electrical Components & Equipment                               1,727,842
                                                                  -------------

Electronics--3.2%
Advantest Corp.                                          1,800           78,270
Fanuc Ltd.                                               1,800          185,400
Hirose Electric Co., Ltd.                                  900          118,207
Hoya Corp.                                               7,200          238,455
IBIDEN Co., Ltd.                                         1,800          116,021
Keyence Corp.                                              200           43,613
Kyocera Corp.                                            2,700          287,283
Mabuchi Motor Co., Ltd.                                  1,400           85,591
MINEBEA CO., Ltd.                                        9,000           50,796
NEC Corp.                                               27,000          139,487
NGK Insulators Ltd.                                      4,000           98,142
Nippon Electric Glass Co., Ltd.                          5,000           88,060
Yokogawa Electric Corp.                                  5,400           72,324
                                                                  -------------
Total Electronics                                                     1,601,649
                                                                  -------------
Engineering & Construction--0.9%
Chiyoda Corp.                                            2,000           38,058
JGC Corp.                                                6,000          112,231
Kajima Corp.                                            18,000           75,210
Obayashi Corp.                                           9,000           48,974
Shimizu Corp.                                           16,000           92,635
Taisei Corp.                                            18,000           60,780
                                                                  -------------
Total Engineering & Construction                                        427,888
                                                                  -------------
Entertainment--0.3%
Oriental Land Co., Ltd.                                  1,600           83,307
Toho Co., Ltd.                                           4,400           79,453
                                                                  -------------
Total Entertainment                                                     162,760
                                                                  -------------
Environmental Control--0.2%
Kurita Water Industries Ltd.                             3,600          112,814
                                                                  -------------
Food--2.1%
Ajinomoto Co., Inc.                                      9,000          103,559
Kikkoman Corp.                                           9,000          133,511
Meiji Dairies Corp.                                      9,000           57,209
Meiji Seika Kaisha Ltd.                                 17,000           77,501
Nippon Meat Packers, Inc.                                9,000          108,587
Nisshin Seifun Group, Inc.                               8,000           78,967
Nissin Food Products Co., Ltd.                           1,800           60,197
Starzen Co., Ltd.                                       54,000          126,807
Toyo Suisan Kaisha Ltd.                                  9,000          161,787
Yakult Honsha Co., Ltd.                                  2,900           73,266
Yamazaki Baking Co., Ltd.                                8,000           68,149
                                                                  -------------
Total Food                                                            1,049,540
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Forest Products & Paper--0.6%
Chuetsu Pulp & Paper Co., Ltd.                          78,000    $     171,165
OJI Paper Co., Ltd.                                     27,000          130,961
                                                                  -------------
Total Forest Products & Paper                                           302,126
                                                                  -------------
Gas--1.1%
Osaka Gas Co., Ltd.                                     45,000          166,889
Saibu Gas Co., Ltd.                                     33,000           72,416
TOHO Gas Co., Ltd.                                      17,000           84,659
Tokyo Gas Co., Ltd.                                     45,000          212,803
                                                                  -------------
Total Gas                                                               536,767
                                                                  -------------
Hand/Machine Tools--0.8%
Fuji Electric Holdings Co., Ltd.                        18,000           91,243
Makita Corp.                                             2,700          119,811
SMC Corp.                                                  800          106,239
THK Co., Ltd.                                            2,700           67,557
                                                                  -------------
Total Hand/Machine Tools                                                384,850
                                                                  -------------
Healthcare-Products--0.3%
Shimadzu Corp.                                           9,000           94,450
Terumo Corp.                                             1,800           69,379
                                                                  -------------
Total Healthcare-Products                                               163,829
                                                                  -------------
Home Builders--0.7%
Daiwa House Industry Co., Ltd.                           9,000          128,410
Sekisui Chemical Co., Ltd.                               9,000           69,452
Sekisui House, Ltd.                                     11,000          146,524
                                                                  -------------
Total Home Builders                                                     344,386
                                                                  -------------
Home Furnishings--1.9%
Matsushita Electric Industrial Co., Ltd.                25,000          494,959
Pioneer Corp.                                            4,500           61,108
Sony Corp.                                               6,300          322,920
Yamaha Corp.                                             3,600           74,627
                                                                  -------------
Total Home Furnishings                                                  953,614
                                                                  -------------
Housewares--0.2%
TOTO Ltd.                                                9,000           77,760
                                                                  -------------
Insurance--1.8%
Aioi Insurance Co., Ltd.                                 9,000           58,375
Fuji Fire & Marine Insurance
 Co., Ltd. (The)                                        33,000          131,738
Millea Holdings, Inc.                                    3,700          151,601
Mitsui Sumitomo Insurance Co., Ltd.                     18,000          230,584
Nipponkoa Insurance Co., Ltd.                            9,000           80,894
Sompo Japan Insurance, Inc.                              9,000          109,972
T&D Holdings, Inc.                                       1,800          121,414
                                                                  -------------
Total Insurance                                                         884,578
                                                                  -------------
Internet--0.5%
SBI Holdings, Inc.                                         181           57,380
Trend Micro, Inc.                                        4,500          145,026
Yahoo Japan Corp.                                          175           59,304
                                                                  -------------
Total Internet                                                          261,710
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Iron/Steel--5.0%
Daido Steel Co., Ltd.                                    9,000    $      61,290
Hitachi Metals Ltd.                                      9,000           98,457
JFE Holdings, Inc.                                      11,200          695,607
Kobe Steel Ltd.                                         36,000          136,427
Nippon Steel Corp.                                     110,000          773,149
Nisshin Steel Co., Ltd.                                 27,000          123,090
Sumitomo Metal Industries Ltd.                          95,000          558,484
Tokyo Steel Manufacturing Co., Ltd.                      3,600           56,378
                                                                  -------------
Total Iron/Steel                                                      2,502,882
                                                                  -------------

Leisure Time--0.6%
Daikoku Denki Co., Ltd.                                  4,600           74,869
Sankyo Co., Ltd.                                         1,600           67,242
Sega Sammy Holdings, Inc.                                4,500           72,695
Yamaha Motor Co., Ltd.                                   2,700           78,271
                                                                  -------------
Total Leisure Time                                                      293,077
                                                                  -------------
Machinery-Construction & Mining--0.8%
Hitachi Construction Machinery Co., Ltd.                 3,600          125,058
Komatsu Ltd.                                             9,000          260,901
                                                                  -------------
Total Machinery-Construction & Mining                                   385,959
                                                                  -------------
Machinery-Diversified--1.0%
Amada Co., Ltd.                                          9,000          112,304
Japan Steel Works Ltd. (The)                             9,000          137,010
Kubota Corp.                                            18,000          145,754
Sumitomo Heavy Industries Ltd.                           9,000          101,810
                                                                  -------------
Total Machinery-Diversified                                             496,878
                                                                  -------------
Media--0.3%
Nippon Television Network Corp.                            540           73,548
Tokyo Broadcasting System, Inc.                          2,100           64,108
                                                                  -------------
Total Media                                                             137,656
                                                                  -------------
Metal Fabricate/Hardware--0.3%
NSK Ltd.                                                 9,000           92,991
NTN Corp.                                                9,000           77,469
                                                                  -------------
Total Metal Fabricate/Hardware                                          170,460
                                                                  -------------
Mining--0.9%
Dowa Mining Co., Ltd.                                    9,000           95,834
Mitsubishi Materials Corp.                              18,000           98,093
Mitsui Mining & Smelting Co., Ltd.                      16,000           74,627
Sumitomo Metal Mining Co., Ltd.                          9,000          194,947
                                                                  -------------
Total Mining                                                            463,501
                                                                  -------------
Miscellaneous Manufacturing--1.3%
Fuji Photo Film Co., Ltd.                                4,500          200,777
Kawasaki Heavy Industries Ltd.                          27,000          110,191
Mitsubishi Heavy Industries Ltd.                        36,000          230,584
Nikon Corp.                                              2,000           55,711
Olympus Corp.                                            2,000           77,898
                                                                  -------------
Total Miscellaneous Manufacturing                                       675,161
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Office Furnishings--0.1%
Kokuyo Co., Ltd.                                         4,500    $      52,690
                                                                  -------------
Office/Business Equipment--2.3%
Canon Inc.                                              14,900          872,318
Ricoh Co., Ltd.                                          9,000          207,701
Seiko Epson Corp.                                        2,700           78,052
                                                                  -------------
Total Office/Business Equipment                                       1,158,071
                                                                  -------------

Oil & Gas--1.7%
Cosmo Oil Co., Ltd.                                     18,000           99,113
Nippon Mining Holdings, Inc.                             9,000           86,141
Nippon Oil Corp.                                        27,000          250,553
Showa Shell Sekiyu K.K.                                 10,800          133,716
TonenGeneral Sekiyu K.K.                                27,000          263,014
                                                                  -------------
Total Oil & Gas                                                         832,537
                                                                  -------------
Packaging & Containers--0.2%
Nihon Yamamura Glass Co., Ltd.                          17,000           43,775
Toyo Seikan Kaisha Ltd.                                  3,600           69,379
                                                                  -------------
Total Packaging & Containers                                            113,154
                                                                  -------------
Pharmaceuticals--5.2%
Astellas Pharma, Inc.                                    8,100          351,561
Chugai Pharmaceutical Co., Ltd.                          7,200          129,139
Daiichi Sankyo Co., Ltd.                                 7,300          193,295
Dainippon Sumitomo Pharma Co., Ltd.                      9,000           89,931
Eisai Co., Ltd.                                          5,400          235,248
Hisamitsu Pharmaceutical Co., Inc.                       2,500           68,829
Kyowa Hakko Kogyo Co., Ltd.                             16,000          150,678
Mediceo Paltac Holdings Co., Ltd.                        3,600           55,037
Shionogi & Co., Ltd.                                     2,000           32,552
Suzuken Co., Ltd.                                        1,900           59,233
Taisho Pharmaceutical Co., Ltd.                          7,000          138,589
Takeda Pharmaceutical Co., Ltd.                         15,800        1,018,405
Tanabe Seiyaku Co., Ltd.                                 7,000           83,210
                                                                  -------------
Total Pharmaceuticals                                                 2,605,707
                                                                  -------------
Real Estate--1.4%
Daito Trust Construction Co., Ltd.                       1,800           85,558
Leopalace21 Corp.                                        1,800           61,363
Mitsubishi Estate Co., Ltd.                              5,000          135,632
Mitsui Fudosan Co., Ltd.                                 2,000           56,035
Sumitomo Realty & Development Co., Ltd.                  2,000           65,104
Tokyo Tatemono Co., Ltd.                                 9,000          112,013
Tokyu Land Corp.                                         9,000           95,688
Urban Corp.                                              4,600           83,623
                                                                  -------------
Total Real Estate                                                       695,016
                                                                  -------------
Retail--3.2%
AEON Co., Ltd.                                           5,400          100,134
Citizen Watch Co., Ltd.                                  7,200           64,773
Daimaru, Inc. (The)                                      9,000          107,348
FamilyMart Co., Ltd.                                     2,700           71,056
Fast Retailing Co., Ltd.                                 1,800          127,827
Isetan Co., Ltd.                                         3,600           59,031
Izumi Co., Ltd.                                          3,800           62,003
Konaka Co., Ltd.                                         1,000            9,490

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Lawson, Inc.                                             2,700    $      93,137
Marui Co., Ltd.                                          5,400           67,995
Mitsukoshi Ltd. (a)                                     16,000           79,938
Nitori Co., Ltd.                                         1,350           67,229
Seven & I Holdings Co., Ltd.                            10,500          299,284
Shimamura Co., Ltd.                                        900           95,907
Takashimaya Co., Ltd.                                    9,000          113,397
UNY Co., Ltd.                                            9,000          106,693
Yamada Denki Co., Ltd.                                     900           93,866
                                                                  -------------
Total Retail                                                          1,619,108
                                                                  -------------
Semiconductors--0.6%
Shinko Electric Industries Co., Ltd.                     2,800           60,310
SUMCO Corp.                                              1,800           90,222
Tokyo Electron Ltd.                                      1,800          132,346
                                                                  -------------
Total Semiconductors                                                    282,878
                                                                  -------------
Shipbuilding--0.3%
Mitsui Engineering & Shipbuilding
 Co., Ltd.                                              27,000          144,079
                                                                  -------------
Software--1.2%
Konami Corp.                                             3,600           82,352
Nomura Research Institute Ltd.                           8,500          249,847
Oracle Corp. Japan (a)                                   4,500          198,227
Square Enix Co., Ltd.                                    2,700           67,995
                                                                  -------------
Total Software                                                          598,421
                                                                  -------------
Storage/Warehousing--0.3%
Mitsubishi Logistics Corp.                               9,000          147,941
                                                                  -------------
Telecommunications--6.0%
Hikari Tsushin, Inc.                                     1,700           71,307
KDDI Corp.                                                  25          184,825
Nippon Telegraph & Telephone Corp.                         237        1,049,751
NTT DoCoMo, Inc.                                         1,054        1,664,277
SOFTBANK CORP.                                           2,636           56,778
                                                                  -------------
Total Telecommunications                                              3,026,938
                                                                  -------------
Textiles--0.6%
Kuraray Co., Ltd.                                        4,500           52,654
Mitsubishi Rayon Co., Ltd.                               9,000           64,059
Teijin Ltd.                                              9,000           49,119
Toray Industries, Inc.                                  18,000          132,783
                                                                  -------------
Total Textiles                                                          298,615
                                                                  -------------
Transportation--2.3%
Hankyu Holdings, Inc.                                   18,000           94,886
Kawasaki Kisen Kaisha Ltd.                               1,000           12,203
Keihin Electric Express Railway Co., Ltd.                8,000           52,731
Keio Corp.                                               8,000           53,120
Keisei Electric Railway Co., Ltd.                       10,000           58,464
Kintetsu Corp. (a)                                      18,000           54,075
Mitsui O.S.K. Lines Ltd.                                 3,000           40,666
Nagoya Railroad Co., Ltd.                               17,000           49,557
Nippon Express Co., Ltd.                                18,000          102,174

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Nippon Yusen K.K.                                       29,000    $     265,590
Odakyu Electric Railway Co., Ltd.                        8,000           49,233
Seino Holdings Corp.                                     8,000           75,598
Tobu Railway Co., Ltd. (a)                              18,000           81,185
Tokyu Corp.                                              9,000           60,051
Yamato Holdings Co., Ltd.                                9,000          127,025
                                                                  -------------
Total Transportation                                                  1,176,558
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $48,299,793)                                                  50,130,581
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--0.9%
MONEY MARKET FUNDS(b) --0.9%
UBS Enhanced Yield Portfolio, 5.27%                    121,054          121,054
UBS Private Money Market Fund LLC, 5.25%               324,151          324,151
                                                                  -------------

TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $445,205)(c)                                  445,205
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--100.6%
(Cost: $48,744,998)(d)                                               50,575,786


Liabilities is Excess of Cash, Foreign
Currency and Other Assets - (0.6)%                                     (279,889)
                                                                  -------------

NET ASSETS--100.0%                                                $  50,295,897
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $421,925 and the total market value of the collateral held by the Fund was $445,205.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Consumer Cyclical                                                          28.5%
Industrial                                                                 16.2%
Financial                                                                  13.8%
Consumer Non-Cyclical                                                      10.9%
Basic Materials                                                            10.0%
Communications                                                              6.9%
Utilities                                                                   6.7%
Technology                                                                  5.0%
Energy                                                                      1.7%
Other                                                                       0.3%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Japan 99.3%

COMMON STOCKS--99.3%
Agriculture--0.1%
Hokuto Corp.                                             2,000    $      36,277
Nosan Corp.                                              9,000           25,944
                                                                  -------------
Total Agriculture                                                        62,221
                                                                  -------------
Apparel--0.1%
Daidoh Ltd.                                              2,000           24,373
Japan Vilene Co., Ltd.                                  10,000           56,440
                                                                  -------------
Total Apparel                                                            80,813
                                                                  -------------
Auto Manufacturers--15.9%
Fuji Heavy Industries Ltd.                              20,000           95,550
Honda Motor Co., Ltd.                                  122,900        4,478,319
Kanto Auto Works Ltd.                                    3,000           44,309
Nippon Sharyo Ltd.                                      24,000           51,694
Nissan Motor Co., Ltd.                                 402,800        4,308,667
Shinmaywa Industries Ltd.                                8,000           39,840
Toyota Auto Body Co., Ltd.                               5,000           82,797
                                                                  -------------
Total Auto Manufacturers                                              9,101,176
                                                                  -------------
Auto Parts & Equipment--1.2%
Bosch Corp.                                             22,000          108,847
Koito Manufacturing Co., Ltd.                            6,000           72,537
Nifco, Inc.                                              3,200           69,833
Riken Corp.                                             14,000           74,367
Sanden Corp.                                            22,000           96,020
Sumitomo Rubber Industries, Inc.                        20,100          239,582
Toyo Tire & Rubber Co., Ltd.                            10,000           51,905
                                                                  -------------
Total Auto Parts & Equipment                                            713,091
                                                                  -------------
Banks--0.6%
Ehime Bank Ltd. (The)                                   17,000           55,614
Eighteenth Bank Ltd. (The)                              13,000           54,213
Hokuetsu Bank Ltd. (The)                                20,000           52,958
Kiyo Holdings, Inc.                                     69,000          107,275
Shonai Bank Ltd. (The)                                  19,000           53,694
                                                                  -------------
Total Banks                                                             323,754
                                                                  -------------
Beverages--0.5%
Coca-Cola West Japan Co., Ltd.                           7,400          171,675
Mercian Corp.                                           27,000           64,059
Mikuni Coca-Cola Bottling Co., Ltd.                      3,000           31,070
                                                                  -------------
Total Beverages                                                         266,804
                                                                  -------------
Building Materials--1.5%
Asahi Organic Chemicals Industry
 Co., Ltd.                                              15,000           57,452
Bunka Shutter Co., Ltd.                                  2,000           11,417
Central Glass Co., Ltd.                                 10,000           55,792
Cleanup Corp.                                            9,500           69,695
JS Group Corp.                                          23,200          469,655
PanaHome Corp.                                          10,000           61,460
Sankyo-Tateyama Holdings, Inc.                          20,000           36,439
Sanwa Shutter Corp.                                     20,000          115,632
                                                                  -------------
Total Building Materials                                                877,542
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Chemicals--1.1%
Aica Kogyo Co., Ltd.                                     3,000    $      34,301
Arisawa Manufacturing Co., Ltd.                          6,800           58,862
Earth Chemical Co., Ltd.                                 1,000           23,726
Gun-Ei Chemical Industry Co., Ltd. (a)                  26,000           66,950
Kaneka Corp.                                             4,000           33,459
Koatsu Gas Kogyo Co., Ltd.                               2,000           12,081
Nippon Chemical Industrial Co., Ltd.                    20,000           54,901
Nippon Kayaku Co., Ltd.                                  8,000           63,225
NOF Corp.                                               10,000           46,075
Sakata INX Corp.                                        10,000           55,468
Sanyo Chemical Industries Ltd.                           8,000           53,120
Toagosei Co., Ltd.                                      12,000           47,127
Toyo Ink Manufacturing Co., Ltd.                        12,000           45,670
Yushiro Chemical Industry Co., Ltd.                      1,000           18,746
                                                                  -------------
Total Chemicals                                                         613,711
                                                                  -------------
Commercial Services--2.7%
Dai Nippon Printing Co., Ltd.                           46,000          685,000
Kyodo Printing Co., Ltd.                                22,000           78,206
Meitec Corp.                                             2,200           62,885
Nippon Parking Development Co., Ltd.                       958           68,963
Nomura Co., Ltd.                                        11,000           59,500
Toppan Forms Co., Ltd.                                   5,000           60,205
Toppan Printing Co., Ltd.                               47,000          504,271
                                                                  -------------
Total Commercial Services                                             1,519,030
                                                                  -------------
Computers--0.2%
DTS Corp.                                                1,900           59,233
Hitachi Systems & Services Ltd.                          1,000           21,458
Information Services
 International-Dentsu Ltd.                                 900            9,285
NEC Fielding Ltd.                                        3,000           37,921
                                                                  -------------
Total Computers                                                         127,897
                                                                  -------------
Cosmetics/Personal Care--1.8%
Aderans Co., Ltd.                                        3,700           77,748
Kao Corp.                                               36,000          929,916
Mandom Corp.                                             2,000           45,751
                                                                  -------------
Total Cosmetics/Personal Care                                         1,053,415
                                                                  -------------
Distribution/Wholesale--1.1%
Advan Co., Ltd.                                          1,000           10,575
Doshisha Co., Ltd.                                       1,000           15,790
Hakuto Co., Ltd.                                         2,000           31,402
Hanwa Co., Ltd.                                         20,000           98,466
Impact 21 Co., Ltd.                                      1,000           20,851
Inaba Denki Sangyo Co., Ltd.                             1,100           38,034
Itochu Enex Co., Ltd.                                    5,000           41,297
Japan Pulp & Paper Co., Ltd.                            10,000           37,815
Mitsuuroko Co., Ltd.                                     3,300           22,259
Ryoden Trading Co., Ltd.                                 7,000           55,492
Ryoyo Electro Corp.                                      6,300           91,979
San-Ai Oil Co., Ltd.                                     2,000           11,628
Sankyo Seiko Co., Ltd.                                  14,800           66,513
Sinanen Co., Ltd.                                       13,000           64,424
                                                                  -------------
Total Distribution/Wholesale                                            606,525
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Diversified Financial Services--10.4%
Daiwa Securities Group, Inc.                           135,000    $   1,435,321
Ichiyoshi Securities Co., Ltd.                           3,000           43,338
Iwai Securities Co., Ltd.                                3,600           59,176
Kyokuto Securities Co., Ltd.                             4,900           57,929
Mito Securities Co., Ltd.                                4,000           17,199
Nomura Holdings, Inc.                                  180,800        3,513,665
Okasan Holdings, Inc.                                   22,000          145,901
OMC Card, Inc.                                          16,800          122,162
SFCG Co., Ltd.                                             160           26,728
Shinko Securities Co., Ltd.                             69,000          356,468
Takagi Securities Co., Ltd.                             16,000           65,169
Tokai Tokyo Securities Co., Ltd.                        11,000           62,796
Toyo Securities Co., Ltd.                               13,000           54,002
                                                                  -------------
Total Diversified Financial Services                                  5,959,854
                                                                  -------------
Electric--11.5%
Chubu Electric Power Co., Inc.                          56,000        1,482,813
Chugoku Electric Power Co., Inc. (The)                  25,900          511,729
Hokkaido Electric Power Co., Inc.                       13,900          301,085
Hokuriku Electric Power Co.                             14,300          276,169
Kansai Electric Power Co., Inc. (The)                   81,600        1,926,102
Kyushu Electric Power Co., Inc.                         37,900          991,271
Shikoku Electric Power Co., Inc.                        16,200          381,076
Tohoku Electric Power Co., Inc. (The)                   33,700          754,529
                                                                  -------------
Total Electric                                                        6,624,774
                                                                  -------------
Electrical Components & Equipment--0.1%
Sumida Corp.                                             2,200           32,084
                                                                  -------------
Electronics--1.9%
Eizo Nanao Corp.                                         1,000           32,552
Hoya Corp.                                              24,800          821,345
Idec Corp.                                               2,000           29,556
Kaga Electronics Co., Ltd.                               1,000           17,774
Nidec Copal Electronics Corp.                            3,000           17,661
Nitto Kogyo Corp.                                        2,000           29,086
Ryosan Co., Ltd.                                         3,000           73,849
Sanshin Electronics Co., Ltd.                            2,000           28,260
Teikoku Tsushin Kogyo Co., Ltd.                         13,000           58,739
                                                                  -------------
Total Electronics                                                     1,108,822
                                                                  -------------
Engineering & Construction--1.7%
Airport Facilities Co., Ltd.                             3,000           22,689
Asunaro Aoki Construction Co., Ltd.                      8,000           49,621
Hitachi Plant Technologies Ltd.                         10,000           56,521
Kyudenko Corp.                                          11,000           59,589
Maeda Corp.                                             15,000           66,440
Nippon Koei Co., Ltd.                                   22,000           65,735
Nishimatsu Construction Co., Ltd.                       20,000           70,448
Okumura Corp.                                           10,000           51,095
Taihei Dengyo Kaisha Ltd.                               10,000           75,712
Taikisha Ltd.                                            3,000           42,002
Taisei Corp.                                            71,000          239,743
Takasago Thermal Engineering Co., Ltd.                   3,000           28,301
TOA Corp.*                                              13,000           20,527
Toenec Corp.                                             7,000           30,552
Tsukishima Kikai Co., Ltd.                               5,000           47,937
Yurtec Corp.                                            12,000           66,464
                                                                  -------------
Total Engineering & Construction                                        993,376
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Entertainment--0.1%
Avex Group Holdings, Inc.                                5,800    $      78,479
                                                                  -------------
Food--0.6%
Morinaga & Co., Ltd. (a)                                19,000           43,386
Nippon Beet Sugar Manufacturing Co., Ltd.               27,000           71,057
Nisshin Seifun Group, Inc.                               1,500           14,806
Nissin Food Products Co., Ltd.                             195            6,521
Showa Sangyo Co., Ltd.                                  25,000           57,290
Starzen Co., Ltd.                                       23,000           54,010
Tokyu Store Chain Co., Ltd.                             13,000           67,792
Yokohama Reito Co., Ltd.                                 5,000           36,398
                                                                  -------------
Total Food                                                              351,260
                                                                  -------------
Forest Products & Paper--1.1%
Chuetsu Pulp & Paper Co., Ltd.                          32,000           70,221
Daiken Corp.                                            24,000           73,849
Hokuetsu Paper Mills Ltd.                               10,000           54,577
OJI Paper Co., Ltd.                                     91,000          441,387
                                                                  -------------
Total Forest Products & Paper                                           640,034
                                                                  -------------
Gas--0.2%
Saibu Gas Co., Ltd.                                     45,000           98,749
                                                                  -------------
Hand/Machine Tools--0.3%
Hitachi Koki Co., Ltd.                                   9,400          160,606
                                                                  -------------
Healthcare-Products--0.4%
Nipro Corp.                                              4,000           82,109
Paramount Bed Co., Ltd. (a)                              5,400           82,818
Paris Miki, Inc.                                         5,600           75,682
                                                                  -------------
Total Healthcare-Products                                               240,609
                                                                  -------------
Home Builders--0.0%
Mitsui Home Co., Ltd.                                    4,000           24,390
                                                                  -------------
Home Furnishings--0.2%
France Bed Holdings Co., Ltd.                           41,000           70,052
TOA Corp.                                                7,000           54,188
                                                                  -------------
Total Home Furnishings                                                  124,240
                                                                  -------------
Housewares--0.1%
Sangetsu Co., Ltd.                                       3,200           68,926
                                                                  -------------
Insurance--0.1%
Fuji Fire & Marine
 Insurance Co., Ltd. (The)                              21,000           83,833
                                                                  -------------
Internet--2.0%
Matsui Securities Co., Ltd.                             29,600          264,373
SBI Holdings, Inc.                                       1,440          456,505
Trend Micro, Inc.                                       12,500          402,850
                                                                  -------------
Total Internet                                                        1,123,728
                                                                  -------------
Iron/Steel--11.9%
JFE Holdings, Inc.                                      46,100        2,863,168
Kobe Steel Ltd.                                        248,000          939,828
Nakayama Steel Works Ltd.                               16,000           56,359
Nippon Steel Corp.                                     388,000        2,727,106

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Sanyo Special Steel Co., Ltd.                           18,000    $     131,617
Topy Industries Ltd.                                    10,000           37,896
Yodogawa Steel Works Ltd.                               12,000           66,464
                                                                  -------------
Total Iron/Steel                                                      6,822,438
                                                                  -------------
Leisure Time--1.7%
Daikoku Denki Co., Ltd.                                  4,000           65,104
Heiwa Corp.                                              4,000           49,038
Sankyo Co., Ltd.                                         8,500          357,221
Sega Sammy Holdings, Inc.                               30,300          489,482
                                                                  -------------
Total Leisure Time                                                      960,845
                                                                  -------------
Machinery-Diversified--1.1%
Amada Co., Ltd.                                         29,000          361,869
Daifuku Co., Ltd.                                       12,500          172,173
Max Co., Ltd.                                            1,000           15,499
Nitto Kohki Co., Ltd.                                    1,000           21,377
Tokyo Kikai Seisakusho Ltd.                              8,000           24,616
Tori Holdings Co., Ltd.                                238,000           53,962
                                                                  -------------
Total Machinery-Diversified                                             649,496
                                                                  -------------
Metal Fabricate/Hardware--0.1%
Kitz Corp.                                               4,000           34,787
Oiles Corp.                                                 60            1,336
Onoken Co., Ltd.                                           400            5,918
                                                                  -------------
Total Metal Fabricate/Hardware                                           42,041
                                                                  -------------
Mining--0.5%
Chugai Mining Co., Ltd.                                 71,200           53,042
Mitsui Mining & Smelting Co., Ltd.                      46,000          214,551
                                                                  -------------
Total Mining                                                            267,593
                                                                  -------------
Miscellaneous Manufacturing--0.4%
Amano Corp.                                              4,000           56,293
Kureha Corp.                                            10,000           49,476
Mitsuboshi Belting Co., Ltd.                             1,739           10,280
Nippon Valqua Industries Ltd.                            8,000           29,021
Okamoto Industries, Inc.                                10,000           35,224
Sekisui Plastics Co., Ltd.                              15,000           51,379
                                                                  -------------
Total Miscellaneous Manufacturing                                       231,673
                                                                  -------------
Office/Business Equipment--0.0%
Canon Inc.                                                  50            2,927
                                                                  -------------
Oil & Gas--2.9%
Nippon Mining Holdings, Inc.                            66,500          636,487
Showa Shell Sekiyu K.K.                                 26,900          333,051
TonenGeneral Sekiyu K.K.                                69,000          672,149
                                                                  -------------
Total Oil & Gas                                                       1,641,687
                                                                  -------------
Packaging & Containers--0.1%
Nihon Yamamura Glass Co., Ltd.                          26,000           66,950
                                                                  -------------

Pharmaceuticals--6.8%
Astellas Pharma, Inc.                                   31,800        1,380,201
Daiichi Sankyo Co., Ltd.                                46,800        1,239,207
Eisai Co., Ltd.                                         22,600          984,558
Kaken Pharmaceutical Co., Ltd.                           8,000           58,108

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Kyorin Co., Ltd.                                         3,000    $      42,318
Seikagaku Corp.                                          6,400           74,316
SSP Co., Ltd.                                           20,000           97,008
                                                                  -------------
Total Pharmaceuticals                                                 3,875,716
                                                                  -------------
Real Estate--0.2%
Arnest One Corp.                                         2,000           17,329
Iida Home Max                                            2,000           32,633
Touei Housing Corp.                                      5,900           81,409
Urban Corp.                                                 73            1,327
                                                                  -------------
Total Real Estate                                                       132,698
                                                                  -------------
Retail--2.2%
Arcs Co., Ltd.                                           3,075           48,555
Best Denki Co., Ltd.                                    10,000           60,569
Circle K Sunkus Co. Ltd.                                 3,910           68,072
Kojima Co., Ltd.                                         7,600           75,388
Konaka Co., Ltd.                                         6,100           57,891
Lawson, Inc.                                             8,900          307,008
Marui Co., Ltd.                                         41,900          527,587
Ministop Co., Ltd.                                       2,000           38,382
MOS Food Services, Inc.                                  4,800           62,500
Plenus Co., Ltd.                                         2,000           36,358
                                                                  -------------
Total Retail                                                          1,282,310
                                                                  -------------
Software--1.8%
Koei Co., Ltd.                                           4,000           65,104
Konami Corp.                                             9,700          221,892
NEC Mobiling Ltd.                                        1,100           19,462
Oracle Corp. Japan                                      15,000          660,755
Trans Cosmos, Inc.                                       2,800           53,622
                                                                  -------------
Total Software                                                        1,020,835
                                                                  -------------
Telecommunications--9.8%
Denki Kogyo Co., Ltd.                                    2,000           15,984
NTT DoCoMo, Inc.                                         3,487        5,506,013
Uniden Corp.                                            15,000          109,559
                                                                  -------------
Total Telecommunications                                              5,631,556
                                                                  -------------
Textiles--0.8%
Teijin Ltd.                                             62,000          338,378
Toyobo Co., Ltd.                                        32,000           91,469
                                                                  -------------
Total Textiles                                                          429,847
                                                                  -------------
Transportation--1.5%
Maruzen Showa Unyu Co., Ltd.                             4,000           13,280
Nippon Yusen K.K. (a)                                   87,000          796,769
Senko Co., Ltd.                                         10,000           32,471
                                                                  -------------
Total Transportation                                                    842,520
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $60,607,861)                                                  56,960,875
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--0.8%
MONEY MARKET FUNDS(b) --0.8%
AIM Liquid Assets Portfolio, 5.18%                      11,225    $      11,225
AIM Prime Portfolio, 5.22%                              42,074           42,074
UBS Enhanced Yield Portfolio, 5.27%                    302,848          302,848
UBS Private Money Market Fund LLC, 5.25%               132,083          132,083
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $488,230)(c)                                                     488,230
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--100.1%
(Cost: $61,096,091)(d)                                               57,449,105


Liabilities in Excess of Cash, Foreign
Currency and Other Assets--(0.1)%                                       (68,390)
                                                                  -------------

NET ASSETS--100.0%                                                $  57,380,715
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $462,429 and the total market value of the collateral held by the Fund was $488,230.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Consumer Cyclical                                                          23.5%
Basic Materials                                                            14.4%
Consumer Non-Cyclical                                                      12.9%
Communications                                                             11.8%
Utilities                                                                  11.7%
Financial                                                                  11.3%
Industrial                                                                  8.8%
Energy                                                                      2.9%
Technology                                                                  2.0%
Other                                                                       0.7%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Japan--99.0%

COMMON STOCKS--99.0%
Advertising--0.4%
Asatsu-DK, Inc.                                          6,800    $     229,612
Moshi Moshi Hotline, Inc.                                1,900           84,619
                                                                  -------------
Total Advertising                                                       314,231
                                                                  -------------
Aerospace/Defense--0.2%
Japan Aviation Electronics Industry Ltd.                12,000          161,108
                                                                  -------------
Agriculture--0.4%
Hokuto Corp.                                            10,700          194,081
Nosan Corp. (a)                                         30,000           86,481
Sakata Seed Corp.                                        3,500           43,504
                                                                  -------------
Total Agriculture                                                       324,066
                                                                  -------------
Apparel--2.5%
Daidoh Ltd.                                              9,800          119,430
Gunze Ltd.                                              37,000          215,717
Japan Vilene Co., Ltd.                                  23,000          129,811
Japan Wool Textile Co., Ltd. (The)                      17,000          136,281
Onward Kashiyama Co., Ltd.                              45,000          573,181
Sanyo Shokai Ltd.                                       55,000          472,529
Tokyo Style Co., Ltd.                                   19,000          214,470
Wacoal Holdings Corp.                                   30,000          369,246
                                                                  -------------
Total Apparel                                                         2,230,665
                                                                  -------------
Auto Manufacturers--1.2%
Kanto Auto Works Ltd.                                   16,300          240,748
Nippon Sharyo Ltd.                                      39,000           84,003
Nissan Shatai Co., Ltd.                                 36,000          211,053
Shinmaywa Industries Ltd. (a)                           23,000          114,539
Toyota Auto Body Co., Ltd.                              25,500          422,265
                                                                  -------------
Total Auto Manufacturers                                              1,072,608
                                                                  -------------
Auto Parts & Equipment--4.7%
Aisan Industry Co., Ltd.                                10,200          119,514
Akebono Brake Industry Co., Ltd. (a)                    13,000          102,636
Bosch Corp.                                            146,000          722,345
Calsonic Kansei Corp.                                   39,000          160,112
Exedy Corp.                                              5,100          138,759
FCC Co., Ltd.                                            6,500          133,426
Futaba Industrial Co., Ltd.                              9,700          234,066
Kayaba Industry Co., Ltd.                               51,000          245,718
Keihin Corp.                                             8,500          163,468
Koito Manufacturing Co., Ltd.                           41,000          495,672
Musashi Seimitsu Industry Co., Ltd.                      5,100          131,738
Nifco, Inc.                                             20,000          436,455
Nissin Kogyo Co., Ltd.                                   9,900          274,967
Press Kogyo Co., Ltd.                                   17,000           71,857
Riken Corp.                                             20,000          106,239
Sanden Corp.                                            39,000          170,217
Showa Corp.                                             10,200          135,620
Toyo Tire & Rubber Co., Ltd. (a)                        64,000          332,192
                                                                  -------------
Total Auto Parts & Equipment                                          4,175,001
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Banks--7.0%
Akita Bank Ltd. (The)                                   28,000    $     136,038
Aomori Bank Ltd. (The)                                  34,000          134,078
Awa Bank Ltd. (The)                                     35,000          176,849
Bank of Ikeda Ltd. (The)                                 3,600          160,330
Bank of Iwate Ltd. (The)                                 2,100          121,754
Bank of Nagoya Ltd. (The)                               22,000          143,585
Bank of Okinawa Ltd. (The)                               3,700          134,224
Bank of Saga Ltd. (The)                                 34,000          112,328
Chukyo Bank Ltd. (The)                                  47,000          140,054
Daisan Bank Ltd. (The)                                  37,000          118,345
Daishi Bank Ltd. (The)                                  80,000          347,869
Ehime Bank Ltd. (The)                                   34,000          111,227
Eighteenth Bank Ltd. (The)                              21,000           87,574
Fukui Bank Ltd. (The)                                   47,000          144,241
Higo Bank Ltd. (The)                                    32,000          219,993
Hokkoku Bank Ltd. (The)                                 66,000          292,871
Hokuetsu Bank Ltd. (The)                                96,000          254,197
Hyakugo Bank Ltd. (The)                                 36,000          243,702
Hyakujushi Bank Ltd. (The)                              45,000          249,970
Kagoshima Bank Ltd. (The)                               23,000          173,392
Keiyo Bank Ltd. (The)                                   44,000          256,172
Kiyo Holdings, Inc.                                    170,000          264,303
Michinoku Bank Ltd. (The)                               23,000           74,869
Mie Bank Ltd. (The)                                     19,000           95,388
Miyazaki Bank Ltd. (The)                                20,000           85,995
Musashino Bank Ltd. (The)                                4,700          228,349
Ogaki Kyoritsu Bank Ltd. (The)                          45,000          225,556
Oita Bank Ltd. (The)                                    15,000           98,506
San-In Godo Bank Ltd. (The)                             18,000          171,554
Shiga Bank Ltd. (The)                                   30,000          205,029
Shikoku Bank Ltd. (The)                                 34,000          142,062
Shonai Bank Ltd. (The)                                  42,000          118,693
Tochigi Bank Ltd. (The)                                 14,000           91,372
Toho Bank Ltd. (The)                                    34,000          146,467
Tokyo Tomin Bank Ltd. (The)                              6,800          226,859
Yamagata Bank Ltd. (The)                                21,000          105,940
Yamanashi Chuo Bank Ltd. (The)                          18,000          115,292
                                                                  -------------
Total Banks                                                           6,155,027
                                                                  -------------
Beverages--1.4%
Asahi Soft Drinks Co., Ltd.                              2,500           36,945
Calpis Co., Ltd.                                        16,000          172,185
Coca-Cola West Japan Co., Ltd.                          19,800          459,347
Kagome Co., Ltd. (a)                                     9,900          156,001
Mercian Corp. (a)                                       34,000           80,667
Mikuni Coca-Cola Bottling Co., Ltd.                      4,600           47,641
Takara Holdings, Inc.                                   36,000          239,621
                                                                  -------------
Total Beverages                                                       1,192,407
                                                                  -------------
Building Materials--3.3%
Asahi Organic Chemicals Industry Co., Ltd.              23,000           88,093
Bunka Shutter Co., Ltd.                                 19,000          108,466
Central Glass Co., Ltd.                                 51,000          284,538
Chofu Seisakusho Co., Ltd.                               6,400          134,742
Cleanup Corp. (a)                                       13,600           99,774
Fujitec Co., Ltd.                                       19,000          127,697
Nice Corp.                                              19,000           77,234
Nichias Corp.                                           29,000          307,389
Nichiha Corp.                                            5,100           63,680
PanaHome Corp. (a)                                      46,000          282,716

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Rinnai Corp.                                             6,800    $     211,992
Sankyo-Tateyama Holdings, Inc. (a)                     102,000          185,837
Sanwa Shutter Corp.                                     97,000          560,817
Sumitomo Osaka Cement Co., Ltd.                         74,000          195,943
Takara Standard Co., Ltd.                               34,000          189,692
                                                                  -------------
Total Building Materials                                              2,918,610
                                                                  -------------
Chemicals--7.5%
ADEKA Corp.                                             17,000          180,194
Aica Kogyo Co., Ltd.                                    16,800          192,086
Air Water, Inc.                                         56,000          586,324
Arisawa Manufacturing Co., Ltd. (a)                     12,000          103,875
Dainichiseika Color & Chemicals
 Manufacturing Co., Ltd.                                20,000          103,810
Denki Kagaku Kogyo K.K.                                103,000          462,893
Earth Chemical Co., Ltd.                                 5,100          121,001
Gun-Ei Chemical Industry Co., Ltd. (a)                  20,000           51,500
Kansai Paint Co., Ltd.                                  52,000          454,334
Koatsu Gas Kogyo Co., Ltd.                              17,000          102,692
Lintec Corp.                                             6,800          143,714
Nihon Parkerizing Co., Ltd.                             13,000          202,324
Nippon Chemical Industrial Co., Ltd.                    48,000          131,762
Nippon Kayaku Co., Ltd.                                 82,000          648,060
Nippon Paint Co., Ltd.                                  67,000          340,710
Nippon Shokubai Co., Ltd.                               29,000          257,136
Nissan Chemical Industries Ltd.                         15,000          175,999
NOF Corp.                                               45,000          207,336
Sakata INX Corp.                                        23,000          127,576
Sanyo Chemical Industries Ltd.                          31,000          205,838
Sumitomo Bakelite Co., Ltd.                             37,000          258,561
Sumitomo Seika Chemicals Co., Ltd.                      17,000           88,514
Taiyo Ink Manufacturing Co., Ltd.                        5,000          155,472
Takasago International Corp.                            23,000          132,791
Toagosei Co., Ltd. (a)                                  68,000          267,055
Tokai Carbon Co., Ltd.                                  30,000          280,578
Tokyo Ohka Kogyo Co., Ltd.                               6,800          152,249
Toyo Ink Manufacturing Co., Ltd.                        80,000          304,466
Yushiro Chemical Industry Co., Ltd. (a)                  6,500          121,847
                                                                  -------------
Total Chemicals                                                       6,560,697
                                                                  -------------
Commercial Services--2.7%
Kamigumi Co., Ltd.                                      24,000          207,555
Kyodo Printing Co., Ltd.                                47,000          167,076
Meitec Corp. (a)                                        13,100          374,452
Nichii Gakkan Co. (a)                                    5,100           81,686
Nissha Printing Co., Ltd.                               12,100          328,232
Nomura Co., Ltd.                                        17,000           91,955
Sohgo Security Services Co., Ltd. (a)                   22,600          395,287
TIS, Inc.                                                6,800          155,828
TKC Corp.                                                4,200           76,181
Toppan Forms Co., Ltd.                                  27,300          328,719
Zenrin Co., Ltd. (a)                                     5,300          138,621
                                                                  -------------
Total Commercial Services                                             2,345,592
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Computers--1.3%
Hitachi Information Systems Ltd.                         8,900    $     198,186
Hitachi Systems & Services Ltd.                          4,600           98,708
Information Services International-
 Dentsu Ltd.                                             8,500           87,688
NEC Fielding Ltd.                                       17,600          222,468
NS Solutions Corp.                                       7,300          211,029
Obic Co., Ltd.                                             910          179,428
Roland DG Corp.                                          3,400          145,917
                                                                  -------------
Total Computers                                                       1,143,424
                                                                  -------------
Cosmetics/Personal Care--1.5%
Aderans Co., Ltd.                                       15,200          319,398
Fancl Corp. (a)                                          9,800          143,633
KOSE Corp.                                               8,000          226,082
Lion Corp. (a)                                          64,000          346,702
Mandom Corp.                                             8,500          194,441
T. Hasegawa Co., Ltd. (a)                                7,500          124,803
                                                                  -------------
Total Cosmetics/Personal Care                                         1,355,059
                                                                  -------------
Distribution/Wholesale--3.9%
ABC-Mart, Inc.                                          14,400          328,823
Advan Co., Ltd. (a)                                      5,100           53,934
Doshisha Co., Ltd. (a)                                   3,400           53,686
Fuji Electronics Co., Ltd.                               8,600          124,305
Hakuto Co., Ltd.                                        14,100          221,385
Hanwa Co., Ltd.                                        103,000          507,098
Impact 21 Co., Ltd.                                      6,800          141,787
Inaba Denki Sangyo Co., Ltd.                             6,800          235,119
Itochu Enex Co., Ltd.                                   28,200          232,916
Iwatani International Corp. (a)                         39,000          111,162
Japan Pulp & Paper Co., Ltd.                            36,000          136,135
Mitsuuroko Co., Ltd.                                    18,100          122,088
Nagase & Co., Ltd.                                      15,000          200,049
Ryoden Trading Co., Ltd.                                27,000          214,041
Ryoshoku Ltd. (a)                                        4,800          107,276
Ryoyo Electro Corp.                                     14,000          204,397
San-Ai Oil Co., Ltd.                                    20,000          116,280
Sankyo Seiko Co., Ltd.                                  18,100           81,343
Sinanen Co., Ltd.                                       23,000          113,980
Trusco Nakayama Corp. (a)                                8,500          166,910
                                                                  -------------
Total Distribution/Wholesale                                          3,472,714
                                                                  -------------
Diversified Financial Services--4.2%
Century Leasing System, Inc.                            15,400          214,985
Cosmo Securities Co., Ltd. (a)                          80,000          136,686
Ichiyoshi Securities Co., Ltd.                          13,200          190,686
Kyokuto Securities Co., Ltd.                            12,300          145,415
Okasan Holdings, Inc. (a)                              101,000          669,817
OMC Card, Inc.                                          73,700          535,913
SFCG Co., Ltd.                                           3,210          536,235
Takagi Securities Co., Ltd.                             36,000          146,629
Tokai Tokyo Securities Co., Ltd.                       147,000          839,184
Tokyo Leasing Co., Ltd.                                  8,500          126,438
Toyo Securities Co., Ltd.                               28,000          116,312
                                                                  -------------
Total Diversified Financial Services                                  3,658,300
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Electric--0.1%
Okinawa Electric Power Co., Inc. (The)                   1,100    $      64,310
                                                                  -------------
Electrical Components & Equipment--1.2%
Hitachi Cable Ltd.                                      74,000          432,633
Nippon Signal Co., Ltd. (The)                            8,400           54,551
SMK Corp.                                               17,000          113,017
Sumida Corp.                                             5,100           74,376
Toshiba TEC Corp.                                       68,000          403,061
                                                                  -------------
Total Electrical Components & Equipment                               1,077,638
                                                                  -------------
Electronics--4.9%
Alps Electric Co., Ltd.                                 10,800          107,742
Anritsu Corp. (a)                                       19,000           84,927
CMK Corp. (a)                                            5,100           53,521
Cosel Co., Ltd. (a)                                      6,300           91,060
Dainippon Screen Manufacturing Co., Ltd.                53,000          399,555
Eizo Nanao Corp.                                         5,100          166,015
Horiba Ltd.                                              3,900          159,480
Idec Corp. (a)                                          10,200          150,735
Kaga Electronics Co., Ltd.                               7,200          127,973
Minebea Co., Ltd.                                       95,000          536,175
Nichicon Corp. (a)                                      14,500          206,531
Nidec Copal Corp. (a)                                   11,900          126,617
Nidec Copal Electronics Corp. (a)                        9,900           58,280
Nippon Chemi-Con Corp.                                  17,000          143,990
Nitto Kogyo Corp.                                        8,500          123,616
Ryosan Co., Ltd.                                        17,800          438,172
Sanshin Electronics Co., Ltd.                            8,500          120,106
Sanyo Denki Co., Ltd.                                   14,000           93,980
Star Micronics Co., Ltd.                                 6,700          178,493
Tokyo Seimitsu Co., Ltd. (a)                             3,400          131,325
ULVAC, Inc. (a)                                         10,800          387,416
Yamatake Corp.                                          14,400          438,430
                                                                  -------------
Total Electronics                                                     4,324,139
                                                                  -------------
Engineering & Construction--4.8%
Airport Facilities Co., Ltd.                             4,600           34,790
COMSYS Holdings Corp.                                   22,000          254,213
Hitachi Plant Technologies Ltd. (a)                     51,000          288,255
Japan Airport Terminal Co., Ltd.                        10,800          169,571
Kandenko Co., Ltd. (a)                                  38,000          214,163
Kyowa Exeo Corp.                                        17,000          196,988
Kyudenko Corp.                                          19,000          102,927
Maeda Corp. (a)                                         39,000          172,744
Maeda Road Construction Co., Ltd. (a)                   22,000          194,712
NEC Networks & System Integration Corp.                  6,800           71,251
Nippo Corp.                                             17,000          141,099
Nippon Densetsu Kogyo Co., Ltd.                         17,000          119,624
Nippon Koei Co., Ltd.                                   20,000           59,760
Nishimatsu Construction Co., Ltd. (a)                   90,000          317,017
Okumura Corp. (a)                                       54,000          275,914
Sanki Engineering Co., Ltd.                             17,000          135,730
Taikisha Ltd. (a)                                       13,500          189,008
Takasago Thermal Engineering Co., Ltd.                  21,000          198,105
Takuma Co., Ltd. (a)                                    17,000          105,170
TOA CORP.                                               28,000           44,212
Toda Corp.                                              68,000          361,213

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Toenec Corp.                                            15,000    $      65,468
Toshiba Plant Systems & Services Corp.                  32,000          264,302
Tsukishima Kikai Co., Ltd.                              12,000          115,049
Yurtec Corp.                                            20,000          110,774
                                                                  -------------
Total Engineering & Construction                                      4,202,059
                                                                  -------------
Entertainment--0.6%
Avex Group Holdings, Inc. (a)                            9,000          121,778
RESORTTRUST, Inc.                                        8,360          191,916
Toei Co., Ltd.                                          17,000          113,980
Tokyotokeiba Co., Ltd.                                  34,000           89,477
                                                                  -------------
Total Entertainment                                                     517,151
                                                                  -------------
Environmental Control--0.2%
Asahi Pretec Corp.                                       5,100          142,062
                                                                  -------------
Food--5.3%
Ariake Japan Co., Ltd. (a)                               5,400          101,227
Ezaki Glico Co., Ltd. (a)                               16,000          173,869
Fuji Oil Co., Ltd. (a)                                  18,400          143,332
House Foods Corp. (a)                                   22,600          346,425
Itoham Foods, Inc.                                      22,000           97,267
J-Oil Mills, Inc.                                       22,000           77,315
Kato Sangyo Co., Ltd.                                    8,500          109,919
Katokichi Co., Ltd.                                     30,000          178,307
Maruha Group, Inc.                                      54,000          103,194
Meiji Dairies Corp.                                     38,000          241,548
Meiji Seika Kaisha Ltd.                                 79,000          360,152
Mitsui Sugar Co., Ltd.                                  14,000           45,686
Morinaga & Co., Ltd. (a)                                71,000          162,128
Morinaga Milk Industry Co., Ltd.                        62,000          249,014
Nichirei Corp.                                          49,000          251,954
Nippon Beet Sugar Manufacturing Co., Ltd.               12,000           31,580
Nippon Flour Mills Co., Ltd.                            11,000           42,398
Nippon Suisan Kaisha Ltd.                               52,100          332,863
Nisshin Oillio Group Ltd. (The)                         22,000          127,552
Nissin Food Products Co., Ltd.                             555           18,561
QP Corp.                                                30,300          290,499
Showa Sangyo Co., Ltd. (a)                              53,000          121,454
Starzen Co., Ltd.                                       47,000          110,369
Tokyu Store Chain Co., Ltd.                             15,000           78,222
Toyo Suisan Kaisha Ltd.                                 16,000          287,623
Valor Co., Ltd.                                          3,800           43,233
Yamazaki Baking Co., Ltd.                               48,000          408,892
Yokohama Reito Co., Ltd. (The) (a)                      14,000          101,915
                                                                  -------------
Total Food                                                            4,636,498
                                                                  -------------
Forest Products & Paper--1.0%
Chuetsu Pulp & Paper Co., Ltd.                          36,000           78,999
Daiken Corp.                                            36,000          110,774
Daio Paper Corp. (a)                                    33,000          257,330
Hokuetsu Paper Mills Ltd.                               53,000          289,259
Rengo Co., Ltd.                                         34,000          167,391
                                                                  -------------
Total Forest Products & Paper                                           903,753
                                                                  -------------
Gas--0.3%
Saibu Gas Co., Ltd. (a)                                118,000          258,942
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hand/Machine Tools--1.6%
Asahi Diamond Industrial Co., Ltd.                      17,000    $     126,094
Disco Corp.                                              2,800          161,885
Hitachi Koki Co., Ltd.                                  40,600          693,680
Meidensha Corp. (a)                                     34,000          123,616
OSG Corp. (a)                                           18,400          252,992
Union Tool Co.                                           1,900           70,003
                                                                  -------------
Total Hand/Machine Tools                                              1,428,270
                                                                  -------------
Healthcare-Products--1.8%
Hogy Medical Co., Ltd.                                   2,000           89,072
Nihon Kohden Corp.                                      10,800          199,830
Nipro Corp. (a)                                         26,024          534,198
Paramount Bed Co., Ltd. (a)                             11,600          177,905
Paris Miki, Inc. (a)                                    25,400          343,274
Sysmex Corp.                                             3,800          140,006
TOPCON Corp.                                             4,900           81,538
                                                                  -------------
Total Healthcare-Products                                             1,565,823
                                                                  -------------
Home Builders--0.1%
Mitsui Home Co., Ltd.                                   17,000          103,656
                                                                  -------------
Home Furnishings--2.0%
Alpine Electronics, Inc.                                14,400          220,265
Canon Electronics, Inc.                                  8,400          272,756
France Bed Holdings Co., Ltd.                           74,000          126,434
Hitachi Maxell Ltd.                                     19,700          229,550
Kenwood Corp.                                           51,000           76,400
Nidec Sankyo Corp.                                      54,000          385,231
Noritz Corp. (a)                                        11,500          222,094
Toa Corp.                                               26,000          201,271
                                                                  -------------
Total Home Furnishings                                                1,734,001
                                                                  -------------
Housewares--0.6%
Noritake Co., Ltd.                                      34,000          157,480
Sangetsu Co., Ltd. (a)                                  17,900          385,554
                                                                  -------------
Total Housewares                                                        543,034
                                                                  -------------
Insurance--0.5%
Fuji Fire & Marine Insurance Co.,
 Ltd. (The)                                            117,000          467,072
                                                                  -------------
Internet--1.0%
Matsui Securities Co., Ltd.                             97,900          874,397
                                                                  -------------
Iron/Steel--2.1%
Aichi Steel Corp. (a)                                   30,000          164,460
Godo Steel Ltd.                                         32,000          150,808
Mitsubishi Steel Manufacturing Co.,
 Ltd. (a)                                               16,000           73,979
Nakayama Steel Works Ltd. (a)                           39,000          137,374
Nippon Metal Industry Co., Ltd. (a)                     72,000          365,553
Sanyo Special Steel Co., Ltd.                           57,000          416,786
Topy Industries Ltd.                                    37,000          140,216
Yodogawa Steel Works Ltd.                               68,000          376,631
                                                                  -------------
Total Iron/Steel                                                      1,825,807
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Leisure Time--0.7%
Daikoku Denki Co., Ltd.                                  3,200    $      52,083
Heiwa Corp.                                             21,600          264,807
HIS Co., Ltd.                                            3,400           93,332
Mars Engineering Corp. (a)                               4,000           80,651
Mizuno Corp.                                            29,000          165,788
                                                                  -------------
Total Leisure Time                                                      656,661
                                                                  -------------
Machinery-Construction & Mining--0.4%
Aichi Corp.                                             10,200          139,337
Tadano Ltd.                                             17,000          253,152
                                                                  -------------
Total Machinery-Construction & Mining                                   392,489
                                                                  -------------
Machinery-Diversified--3.5%
Aida Engineering Ltd.                                   17,000          123,892
CKD Corp.                                                8,500           90,716
Daifuku Co., Ltd.                                       15,500          213,494
Ebara Corp. (a)                                        127,000          582,063
Komori Corp.                                            14,000          327,625
Makino Milling Machine Co., Ltd.                        15,000          213,774
Max Co., Ltd.                                           15,000          232,479
Miura Co., Ltd.                                          9,000          276,934
Nabtesco Corp.                                          15,000          218,511
Nippon Thompson Co., Ltd.                               13,000          116,215
Nitto Kohki Co., Ltd.                                    5,100          109,025
Sato Corp. (a)                                           6,500          121,058
Tokyo Kikai Seisakusho Ltd. (a)                         20,000           61,541
Toshiba Machine Co., Ltd.                               17,000          157,618
Tsubakimoto Chain Co.                                   31,000          223,159
                                                                  -------------
Total Machinery-Diversified                                           3,068,104
                                                                  -------------
Metal Fabricate/Hardware--1.3%
Kitz Corp.                                              29,000          252,204
MISUMI Group, Inc. (a)                                   9,600          162,468
Nachi-Fujikoshi Corp. (a)                               39,000          199,903
Oiles Corp.                                              5,960          132,718
Onoken Co., Ltd.                                         6,800          100,600
Ryobi Ltd.                                              29,000          193,498
Toho Zinc Co., Ltd. (a)                                 14,000          128,329
                                                                  -------------
Total Metal Fabricate/Hardware                                        1,169,720
                                                                  -------------
Mining--0.4%
Nippon Light Metal Co., Ltd.                           102,000          265,954
Sumitomo Light Metal Industries Ltd.                    49,000          115,859
                                                                  -------------
Total Mining                                                            381,813
                                                                  -------------
Miscellaneous Manufacturing--1.9%
Amano Corp. (a)                                         19,900          280,063
Bando Chemical Industries Ltd.                          22,000          141,981
Kureha Corp.                                            51,000          252,326
Mitsuboshi Belting Co., Ltd.                            17,000          100,490
Nikkiso Co., Ltd.                                       13,000          114,636
Nippon Valqua Industries Ltd.                           22,000           79,809
Okamoto Industries, Inc.                                34,000          119,762

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Pentax Corp.                                            17,000    $     105,583
Sekisui Plastics Co., Ltd.                              39,000          133,584
Shin-Etsu Polymer Co., Ltd.                              7,100           96,702
Tokai Rubber Industries, Inc.                           12,500          208,510
                                                                  -------------
Total Miscellaneous Manufacturing                                     1,633,446
                                                                  -------------
Office Furnishings--0.4%
Kokuyo Co., Ltd. (a)                                    15,300          179,147
Okamura Corp.                                           17,000          168,493
                                                                  -------------
Total Office Furnishings                                                347,640
                                                                  -------------
Office/Business Equipment--0.1%
Canon Finetech, Inc.                                     6,300          109,425
                                                                  -------------
Oil & Gas--0.2%
AOC Holdings, Inc.                                       6,400           90,122
Kanto Natural Gas Development Ltd.                       7,000           47,670
                                                                  -------------
Total Oil & Gas                                                         137,792
                                                                  -------------
Packaging & Containers--0.2%
Fuji Seal International, Inc.                            4,000           87,939
Nihon Yamamura Glass Co., Ltd.                          34,000           87,550
                                                                  -------------
Total Packaging & Containers                                            175,489
                                                                  -------------
Pharmaceuticals--2.4%
Kaken Pharmaceutical Co., Ltd.                          29,000          210,640
Kobayashi Pharmaceutical Co., Ltd.                       5,100          169,732
Kyorin Co., Ltd.                                        26,000          366,752
Miraca Holdings, Inc.                                   11,700          234,009
Mochida Pharmaceutical Co., Ltd.                        19,000          178,930
Nippon Shinyaku Co., Ltd.                               25,000          229,766
Seikagaku Corp.                                         13,300          154,437
SSP Co., Ltd. (a)                                       40,000          194,016
Toho Pharmaceutical Co., Ltd.                            4,800           80,262
Tsumura & Co.                                            6,263          115,376
ZERIA Pharmaceutical Co., Ltd.                          23,000          198,907
                                                                  -------------
Total Pharmaceuticals                                                 2,132,827
                                                                  -------------
Real Estate--1.3%
Ardepro Co., Ltd.                                        1,047          325,983
Arnest One Corp.                                        11,400           98,773
Atrium Co., Ltd.                                         8,600          232,592
Iida Home Max (a)                                       11,700          190,902
Sumitomo Real Estate Sales Co., Ltd.                         6              469
Tokyu Livable, Inc.                                      6,700          135,362
Touei Housing Corp. (a)                                  8,500          117,284
                                                                  -------------
Total Real Estate                                                     1,101,365
                                                                  -------------
Retail--7.9%
Alpen Co., Ltd.                                         10,000          169,643
AOKI Holdings, Inc.                                      6,800          129,673
Arcs Co., Ltd.                                          16,910          267,011
Aucnet, Inc.                                             9,000          134,313
Belluna Co., Ltd.                                        4,250           56,784
Best Denki Co., Ltd.                                    58,500          354,330
Chiyoda Co., Ltd.                                       10,700          227,005
Circle K Sunkus Co. Ltd.                                20,000          348,192

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Culture Convenience Club Co., Ltd.                      33,200    $     146,247
Don Quijote Co., Ltd. (a)                                5,100          102,004
Edion Corp.                                             33,400          433,001
Gigas K's Denki Corp.                                    3,400           94,708
Gulliver International Co., Ltd.                         3,150          181,356
Hankyu Department Stores, Inc.                          34,000          361,213
Heiwado Co., Ltd.                                        8,500          145,229
Izumiya Co., Ltd.                                       18,000          131,034
Kasumi Co., Ltd.                                        18,000           96,781
Kisoji Co., Ltd.                                         6,800          118,110
Kojima Co., Ltd. (a)                                     6,800           67,452
Komeri Co., Ltd.                                         6,800          180,607
Konaka Co., Ltd.                                         3,420           32,457
Matsumotokiyoshi Co., Ltd.                               8,500          186,182
Ministop Co., Ltd.                                       8,100          155,448
MOS Food Services, Inc. (a)                              8,000          104,166
Nishimatsuya Chain Co., Ltd.                             5,500           93,303
Parco Co., Ltd.                                         11,900          150,611
Plenus Co., Ltd.                                        22,200          403,571
Point, Inc.                                              1,810          107,139
Right On Co., Ltd.                                       3,700           59,921
Royal Holdings Co., Ltd.                                10,700          135,163
Ryohin Keikaku Co., Ltd.                                 6,900          426,309
Seiko Corp.                                             13,000          100,741
Senshukai Co., Ltd.                                     13,400          172,417
Shimachu Co., Ltd.                                       5,100          137,107
Sundrug Co., Ltd.                                        8,500          185,149
UNY Co., Ltd.                                           25,000          296,368
USS Co., Ltd.                                            4,190          266,339
Xebio Co., Ltd.                                          3,700           98,870
Zensho Co., Ltd.                                         8,900           84,391
                                                                  -------------
Total Retail                                                          6,940,345
                                                                  -------------
Semiconductors--0.4%
Mimasu Semiconductor Industry Co., Ltd.                  4,700           98,951
Sanken Electric Co., Ltd.                               15,000          145,148
Shinkawa Ltd.                                            6,100          127,932
                                                                  -------------
Total Semiconductors                                                    372,031
                                                                  -------------
Software--2.1%
Capcom Co., Ltd.                                        15,700          292,401
Fuji Soft ABC, Inc.                                      3,400           79,841
Hitachi Software Engineering Co., Ltd.                  10,500          234,665
Koei Co., Ltd. (a)                                      23,000          374,348
NEC Mobiling Ltd.                                        5,100           90,234
Nihon Unisys Ltd.                                        7,200          103,194
Nippon System Development Co., Ltd.                      6,400           93,853
OBIC Business Consultants Ltd. (a)                       3,300          198,275
Sumisho Computer Systems Corp.                          11,300          223,722
Trans Cosmos, Inc. (a)                                   6,300          120,649
                                                                  -------------
Total Software                                                        1,811,182
                                                                  -------------
Storage/Warehousing--0.6%
Mitsui-Soko Co., Ltd. (a)                               29,000          172,598
Sumitomo Warehouse Co., Ltd. (The) (a)                  47,000          323,876
                                                                  -------------
Total Storage/Warehousing                                               496,474
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Telecommunications--0.9%
Denki Kogyo Co., Ltd.                                   20,000    $     159,845
Hitachi Kokusai Electric, Inc.                          13,000          160,006
Nippon Denwa Shisetsu Co., Ltd.                         19,000           65,233
Uniden Corp. (a)                                        50,000          365,197
                                                                  -------------
Total Telecommunications                                                750,281
                                                                  -------------
Textiles--1.1%
Kurabo Industries Ltd.                                  55,000          154,986
Nitto Boseki Co., Ltd.                                  34,000          129,949
Seiren Co., Ltd.                                         6,900           68,835
Toyobo Co., Ltd.                                       180,000          514,515
Unitika Ltd. (a)                                        70,000           90,125
                                                                  -------------
Total Textiles                                                          958,410
                                                                  -------------
Toys/Games/Hobbies--0.1%
TOMY Co., Ltd. (a)                                      18,400          121,132
                                                                  -------------
Transportation--2.7%
Daiichi Chuo Kisen Kaisha                               65,000          305,276
Fukuyama Transporting Co., Ltd.                         23,000           97,591
Hitachi Transport System Ltd.                            7,300           80,569
Iino Kaiun Kaisha, Ltd.                                 23,900          283,328
Keisei Electric Railway Co., Ltd.                       37,000          216,316
Kintetsu World Express, Inc.                             1,200           40,617
Maruzen Showa Unyu Co., Ltd.                            10,000           33,200
Nippon Konpo Unyu Soko Co., Ltd.                         5,000           64,497
Nishi-Nippon Railroad Co., Ltd.                         73,000          264,820
Sagami Railway Co., Ltd.                                90,000          295,882
Sankyu, Inc.                                            20,000           97,818
Seino Holdings Corp.                                    32,000          302,393
Senko Co., Ltd.                                         12,000           38,965
Shinwa Kaiun Kaisha, Ltd.                               34,000          262,650
                                                                  -------------
Total Transportation                                                  2,383,922
                                                                  -------------
Venture Capital--0.1%
Jafco Co., Ltd.                                          2,600          119,584
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $88,602,461)                                                  87,008,253
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Japan SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT--0.0%
MONEY MARKET FUND--0.0%
United States--0.0%
Columbia Cash Reserves Fund, 4.96%(b)
(Cost: $48,837)                                         48,837    $      48,837
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--14.5%
MONEY MARKET FUNDS(c)--14.5%
UBS Enhanced Yield Portfolio, 5.27%                  3,446,559        3,446,559
UBS Private Money Market Fund LLC, 5.25%             9,303,194        9,303,194
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
 FOR SECURITIES LOANED
(Cost: $12,749,753)(d)                                               12,749,753
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--113.5%
(Cost: $101,401,051)(e)                                              99,806,843


Liabilities in Excess of Cash, Foreign
 Currency and Other Assets--(13.5)%                                 (11,907,571)
                                                                  -------------

NET ASSETS--100.0%                                                $  87,899,272
                                                                  =============


(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $12,094,365 and the total market value of the collateral held by the Fund was $12,749,753.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Consumer Cyclical                                                         26.8%
Industrial                                                                26.2%
Consumer Non-Cyclical                                                     15.4%
Financial                                                                 13.1%
Basic Materials                                                           10.9%
Technology                                                                 3.9%
Communications                                                             2.2%
Utilities                                                                  0.4%
Energy                                                                     0.1%
Other                                                                      1.0%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Pacific ex-Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.6%
Australia--61.6%
A.B.C. Learning Centres Ltd.                            10,058    $      59,050
Adelaide Bank Ltd. (a)                                  19,745          255,295
Adelaide Brighton Ltd. (a)                              97,592          303,865
Alesco Corp., Ltd.* (a)                                 17,064          200,508
Alinta Ltd.                                             40,227          519,437
Alumina Ltd. (a)                                        69,844          461,602
Amcor Ltd. (a)                                          72,778          461,234
AMP Ltd.                                               137,924        1,184,189
APN News & Media Ltd. (a)                               48,611          241,263
Aristocrat Leisure Ltd. (a)                             22,534          274,724
Asciano Group                                           16,723          143,722
Austbrokers Holdings Ltd.                               22,679           83,698
Australia & New Zealand Banking
 Group Ltd.                                            175,084        4,306,213
Australian Stock Exchange Ltd. (a)                      12,123          500,887
Australian Wealth Management Ltd.                        3,323            7,499
AWB Ltd. (a)                                            94,980          347,304
AXA Asia Pacific Holdings Ltd. (a)                      65,179          410,863
Babcock & Brown Ltd.                                     2,061           56,094
Bank of Queensland Ltd. (a)                             17,909          263,768
Beach Petroleum Ltd.                                    30,454           36,947
Bendigo Bank Ltd. (a)                                   20,071          258,829
BHP Billiton Ltd.                                      114,759        3,410,576
Billabong International Ltd. (a)                        17,432          265,468
BlueScope Steel Ltd. (a)                                88,847          779,407
Boom Logistics Ltd. (a)                                 32,186           92,296
Boral Ltd. (a)                                          46,437          345,513
Bravura Solutions Ltd.                                   2,341            3,297
Caltex Australia Ltd. (a)                               16,505          331,447
Centennial Coal Co Ltd.                                 29,347           75,441
Challenger Financial Services Group Ltd.                68,128          336,973
Coca-Cola Amatil Ltd. (a)                               73,719          596,662
Cochlear Ltd.                                            4,760          246,341
Coles Group Ltd.                                        78,156        1,068,879
Commonwealth Bank of Australia (a)                     130,480        6,116,135
Computershare Ltd.                                      31,556          302,257
Corporate Express Australia Ltd. (a)                    39,825          232,458
Crane Group Ltd.                                           259            3,707
CSL Ltd.                                                 4,582          342,089
CSR Ltd.                                                85,010          250,986
David Jones Ltd. (a)                                    84,966          401,514
Domino's Pizza Enterprises Ltd.                         13,116           38,390
Downer EDI Ltd.                                         31,257          195,176
Energy Resources of Australia Ltd. (a)                  15,538          252,839
Everest Babcock & Brown Ltd.                             3,427           10,903
Foster's Group Ltd.                                    159,756          864,726
Futuris Corp., Ltd. (a)                                141,796          334,433
Gloucester Coal Ltd.                                     8,793           37,822
Goodman Fielder Ltd.                                    15,334           31,613
GRD Ltd.                                                 5,011           11,989
Great Southern Plantations Ltd.                         37,315           94,974
Gunns Ltd.                                               7,907           21,936
GWA International Ltd. (a)                              37,344          140,037
Harvey Norman Holdings Ltd.                             62,149          278,927
Hills Industries Ltd. (a)                               47,095          212,962
Insurance Australia Group Ltd. (a)                     204,040          986,713
John Fairfax Holdings Ltd. (a)                         142,559          568,451

                     See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Jubilee Mines NL                                         1,412    $      19,107
Leighton Holdings Ltd.                                  11,667          408,304
Lend Lease Corp. Ltd.                                   36,636          576,260
Lion Nathan Ltd.                                        44,790          352,259
MacArthur Coal Ltd. (a)                                  7,354           42,239
Macquarie Bank Ltd.                                     14,324        1,032,961
Mariner Financial Ltd.                                  29,164           19,052
Metcash Ltd. (a)                                        57,994          221,410
MFS Ltd. (a)                                            56,471          277,878
Minara Resources Ltd. (a)                               63,112          389,802
National Australia Bank Ltd.                           150,116        5,224,244
Nufarm Ltd. (a)                                         23,795          279,599
OneSteel Ltd. (a)                                       65,149          355,402
Orica Ltd.                                              15,889          401,711
Origin Energy Ltd.                                      41,478          349,788
Oxiana Ltd.                                             51,454          154,097
Pacific Brands Ltd.                                    111,221          325,542
PaperlinX Ltd.                                          77,881          245,796
Perilya Ltd.                                            10,843           40,201
Perpetual Ltd. (a)                                       3,663          243,985
Port Bouvard Ltd.                                       69,772          133,188
Publishing & Broadcasting Ltd. (a)                      42,111          700,249
Qantas Airways Ltd.                                    120,230          571,218
QBE Insurance Group Ltd.                                46,037        1,218,603
Rinker Group Ltd.                                       28,942          462,606
Rio Tinto Ltd. (a)                                      14,279        1,196,772
Santos Ltd.                                             43,226          511,221
Seek Ltd.                                               44,940          281,378
Seven Network Ltd. (a)                                  25,456          249,444
Sims Group Ltd. (a)                                     14,151          318,151
Smorgon Steel Group Ltd. (a)                           119,828          272,454
Sonic Healthcare Ltd.                                   17,612          225,027
Specialty Fashion Group Ltd.                             3,116            4,864
St.George Bank Ltd. (a)                                 51,575        1,550,284
Straits Resources Ltd.                                   8,466           32,968
Suncorp-Metway Ltd.                                     97,677        1,671,472
Symbion Health Ltd.                                     80,222          277,686
TABCORP. Holdings Ltd. (a)                              62,234          905,509
Tattersall's Ltd.                                       42,868          170,935
Telstra Corp. Ltd.                                   1,304,078        5,078,285
Ten Network Holdings Ltd. (a)                           83,235          191,371
Timbercorp. Ltd.                                        40,230           71,675
Toll Holdings Ltd.                                      16,723          205,581
Transfield Services Ltd. (a)                            30,466          287,164
Transpacific Industries Group                               77              873
United Group Ltd. (a)                                   18,443          260,523
Washington H. Soul Pattinson & Co., Ltd.                29,285          250,690
Wesfarmers Ltd. (a)                                     56,238        2,181,886
West Australian Newspapers
 Holdings Ltd. (a)                                      26,819          311,719
Westpac Banking Corp.                                  177,777        3,870,197
WHK Group Ltd.                                         112,127          244,480
Woodside Petroleum Ltd. (a)                             40,189        1,559,908
Woolworths Ltd.                                         67,738        1,551,662
WorleyParsons Ltd.                                       3,723          107,392
Zinifex Ltd.                                            82,489        1,317,093
                                                                  -------------
Total Australia                                                      68,864,493
                                                                  -------------

                     See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hong Kong--24.8%
Bank of East Asia Ltd.                                  78,216    $     440,208
Beijing Enterprises Holdings Ltd.                       14,004           53,201
BOC Hong Kong (Holdings) Ltd.                          754,891        1,797,934
Cathay Pacific Airways Ltd.                            177,000          440,581
Cheung Kong (Holdings) Ltd.                             97,015        1,270,717
China Merchants Holdings (International)
 Co., Ltd.                                              46,009          222,750
China Mobile Ltd.                                      637,613        6,846,803
China Netcom Group Corp., Ltd.                         168,004          464,177
China Overseas Land & Investment Ltd.                  150,026          234,119
China Power International
 Development Ltd.                                      134,000           73,188
China Resources Enterprise, Ltd.                        64,009          240,712
China Resources Power Holdings Co. Ltd.                 90,017          214,855
China Travel International Investment
 Hong Kong Ltd.                                        324,052          169,945
China Unicom Ltd.                                      270,047          464,937
Chong Hing Bank Ltd. (a)                                30,000           68,382
CITIC International Financial
 Holdings Ltd.                                         210,039          177,318
CITIC Pacific Ltd.                                     120,026          602,594
CLP Holdings Ltd.                                      203,531        1,365,483
CNOOC Ltd.                                           1,764,140        1,999,295
Dah Sing Banking Group Ltd.                             48,004          106,227
Denway Motors Ltd.                                     300,052          142,006
Fubon Bank (Hong Kong) Ltd.                            146,000           82,917
Guangdong Investment Ltd.                              232,039          135,343
Guangzhou Investment Co., Ltd.                         120,022           30,551
Hang Seng Bank Ltd.                                    150,227        2,033,030
Henderson Investment Ltd.                              112,017          161,336
Hong Kong & China Gas Co., Ltd. (The)                   89,309          188,262
Hong Kong Aircraft Engineering Co., Ltd.                 5,999           91,237
Hong Kong Exchanges and Clearing Ltd.                   32,504          459,419
Hongkong & Shanghai Hotels Ltd. (The)                   81,006          143,197
Hongkong Electric Holdings Ltd.                        142,525          719,197
Hopewell Holdings Ltd. (a)                              51,006          208,124
Hung Hing Printing Group Ltd.                               17               10
Hutchison Whampoa Ltd.                                 134,000        1,330,933
Industrial & Commercial Bank of
 China Ltd.                                              8,015           17,039
Link REIT (The)                                          9,500           21,022
MTR Corp.                                              232,030          549,662
New World Development Co., Ltd.                        188,022          470,422
Oriental Press Group Ltd.                              648,047          125,997
PCCW Ltd.                                              585,054          359,957
Poly Hong Kong Investment Ltd.                         101,000           54,906
Raymond Industrial Ltd.                                275,519           56,740
Shanghai Industrial Holdings Ltd.                       36,006          138,168
Shaw Brothers (Hong Kong) Ltd.                          45,006          105,810
Shell Electric Manufacturing Co., Ltd.                  35,000           34,696
Shun TAK Holdings Ltd.                                  68,004          100,033
Singamas Container Holdings Ltd. (a)                   236,000          158,482
Sino Land Co. Ltd.                                     216,022          449,844
Sun Hung Kai Properties Ltd.                            80,000          962,918
Television Broadcasts Ltd.                              15,002          105,541
Tianjin Development Holdings Ltd.                       24,000           26,125
Vitasoy International Holdings Ltd.                    158,000           72,756
Wharf (Holdings) Ltd. (The)                            151,017          603,651
Wing Hang Bank Ltd.                                     15,002          165,891
Wing Lung Bank Ltd.                                     15,004          151,999
                                                                  -------------
Total Hong Kong                                                      27,710,647
                                                                  -------------

                     See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

New Zealand--3.3%
Air New Zealand Ltd.                                    67,252    $     137,163
Auckland International Airport Ltd.                    113,750          288,238
CanWest MediaWorks (NZ) Ltd.                            21,322           38,380
Contact Energy Ltd.                                     34,790          242,162
Fisher & Paykel Appliances Holdings Ltd.                24,596           66,126
Fletcher Building Ltd.                                  58,915          562,108
Freightways Ltd.                                        12,899           39,163
Hallenstein Glasson Holdings Ltd.                        9,230           33,157
Infratil Ltd.                                           24,690           60,847
Mainfreight Ltd.                                         3,573           20,426
New Zealand Refining Co., Ltd. (The)                    34,028          197,162
Nuplex Industries Ltd.                                  11,726           65,043
Port of Tauranga Ltd.                                   11,249           61,181
Pumpkin Patch Ltd.                                       7,442           19,260
Ryman Healthcare Ltd.                                   73,023          125,239
Sanford Ltd.                                            31,458          104,502
Telecom Corp. of New Zealand Ltd. (a)                  373,335        1,323,847
Tourism Holdings Ltd.                                   13,838           26,726
Vector Ltd.                                             50,189          105,464
Warehouse Group Ltd. (The)                              28,924          135,636
                                                                  -------------
Total New Zealand                                                     3,651,830
                                                                  -------------
Singapore--9.9%
Ascott Group Ltd. (The)                                 33,314           39,860
Cerebos Pacific Ltd.                                    15,000           39,622
China Aviation Oil Singapore Corp., Ltd.                14,000           21,694
City Developments Ltd.                                  15,000          169,669
ComfortDelgro Corp., Ltd.                              120,000          171,042
Cosco Corp. (Singapore) Ltd.                            32,000           78,250
Creative Technology Ltd.                                 6,000           30,207
DBS Group Holdings Ltd.                                 80,000        1,192,586
Delong Holdings Ltd.                                       900            2,213
Fraser and Neave Ltd.                                   64,070          228,305
Guocoland Ltd.                                          30,000           95,328
Hong Leong Asia Ltd.                                    43,000           96,152
Hotel Plaza Ltd.                                        44,000           67,031
Hotel Properties Ltd.                                   29,000          113,766
Jardine Cycle & Carriage Ltd.                           14,000          143,712
Jaya Holdings Ltd.                                      60,000           68,652
Keppel Land Ltd.                                        15,000           85,815
Keppel Telecommunications &
 Transportation Ltd.                                    30,000           64,729
Keppel Corp. Ltd.                                       36,000          294,223
Labroy Marine Ltd.                                      39,000           67,063
MobileOne Ltd.                                          81,000          116,512
Oversea-Chinese Banking Corp. Ltd.                     131,000          783,713
Parkway Holdings Ltd.                                   45,000          117,689
Petra Foods Ltd.                                        45,000           46,487
Raffles Education Corp., Ltd.                           31,000           46,213
SBS Transit Ltd.                                        22,500           48,547
SembCorp. Industries Ltd.                               60,000          223,610
SembCorp. Marine Ltd.                                   72,000          230,671
SIA Engineering Co., Ltd.                               43,000          133,826
Singapore Airlines Ltd.                                 59,000          725,228
Singapore Airport Terminal Services Ltd.                60,000          121,612
Singapore Exchange Ltd.                                 30,000          192,226
Singapore Petroleum Co., Ltd.                           27,000          101,507
Singapore Post Ltd.                                    165,000          137,010
Singapore Press Holdings Ltd.                          103,000          312,478
Singapore Reinsurance Corp., Ltd.                      534,000          127,438
Singapore Technologies Engineering Ltd.                105,000          247,148
Singapore Telecommunications Ltd.                      996,450        2,215,130
SMRT Corp. Ltd.                                        125,000          161,006
StarHub Ltd.                                           109,083          218,244

                     See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Pacific ex-Japan Total Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Straits Trading Co., Ltd.                               25,000    $      75,190
Unisteel Technology Ltd.                                34,250           50,162
United Engineers Ltd.                                   32,000           81,598
United Overseas Bank Ltd.                               76,000        1,093,203
UOB Kay Hian Holdings Ltd.                              60,000           84,736
Venture Corp., Ltd.                                     14,000          143,712
WBL Corp., Ltd.                                         15,000           48,841
Wing Tai Holdings Ltd.                                  30,000           78,067
                                                                  -------------
Total Singapore                                                      11,031,723
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $98,721,049)                                                 111,258,693
                                                                  =============
SHORT-TERM INVESTMENT--0.2%
MONEY MARKET FUND--0.2%
Columbia Cash Reserves Fund, 4.96%(b)
(Cost: $214,937)                                       214,937          214,937
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--17.9%
MONEY MARKET FUNDS--17.9%(c)
UBS Enhanced Yield Portfolio, 5.27%                  4,452,581        4,452,581
UBS Private Money Market Fund LLC, 5.25%            15,541,401       15,541,401
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $19,993,982)(d)                                               19,993,982
                                                                  =============
TOTAL INVESTMENTS IN SECURITIES--117.7%
(Cost: $118,929,968)(e)                                             131,467,612

Liabilities in Excess of Cash, Foreign Currency
 and Other Assets- (17.7)%                                          (19,807,523)
                                                                  -------------

NET ASSETS--100.0%                                                $ 111,660,089
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $18,816,190 and the total market value of the collateral held by the Fund was $19,993,982.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                     See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                  39.7%
Communications                                                             18.1%
Industrial                                                                  9.2%
Basic Materials                                                             8.8%
Consumer Non-Cyclical                                                       6.1%
Consumer Cyclical                                                           6.0%
Energy                                                                      4.7%
Diversified                                                                 3.6%
Utilities                                                                   3.1%
Technology                                                                  0.3%
Other                                                                       0.4%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.2%
Australia--87.2%
ABB Grain Ltd.                                          12,711    $      98,135
Adelaide Bank Ltd. (a)                                  38,960          503,738
Adelaide Brighton Ltd. (a)                             231,829          721,829
Alesco Corp., Ltd. (a)                                  47,955          563,488
Amcor Ltd. (a)                                         236,132        1,496,498
AMP Ltd.                                               391,641        3,362,555
APN/UKA European Retail Trust                           60,180           62,289
Austereo Group Ltd.                                     10,796           17,861
Australia & New Zealand Banking
 Group Ltd.                                            384,030        9,445,265
AWB Ltd. (a)                                           225,405          824,217
Bank of Queensland Ltd.                                 13,761          202,675
BlueScope Steel Ltd.                                   226,308        1,985,278
Boral Ltd.                                             109,898          817,693
Coca-Cola Amatil Ltd.                                  212,881        1,723,003
Commonwealth Bank of Australia                         235,778       11,051,883
Crane Group Ltd. (a)                                    37,408          535,402
CSR Ltd.                                               238,176          703,199
David Jones Ltd. (a)                                   200,289          946,484
Foster's Group Ltd.                                    464,378        2,513,583
Futuris Corp., Ltd. (a)                                257,340          606,950
Goodman Fielder Ltd.                                   241,851          498,603
GrainCorp. Ltd.                                          2,320           27,556
Great Southern Plantations Ltd. (a)                    135,405          344,633
GUD Holdings Ltd. (a)                                   58,875          458,537
Gunns Ltd. (a)                                         168,668          467,930
GWA International Ltd. (a)                             169,974          637,390
Hills Industries Ltd. (a)                              114,311          516,911
IBT Education Ltd.                                      22,216           35,717
Iluka Resources Ltd.                                    26,807          140,097
Insurance Australia Group Ltd. (a)                     557,554        2,696,265
IWL Ltd.                                                15,505           81,558
John Fairfax Holdings Ltd. (a)                         430,910        1,718,245
Jubilee Mines NL (a)                                    57,449          777,399
Just Group Ltd.                                        126,785          473,283
Lion Nathan Ltd.                                       153,539        1,207,534
MacArthur Coal Ltd. (a)                                130,193          747,786
MFS Ltd.                                               147,198          724,320
Minara Resources Ltd.                                  156,520          966,723
Mortgage Choice Ltd.                                    53,486          143,393
National Australia Bank Ltd.                           298,701       10,395,206
Pacific Brands Ltd.                                    211,719          619,697
Peet Ltd.                                               22,996           80,380
Perilya Ltd.                                             4,061           15,056
Perpetual Ltd. (a)                                      13,801          919,256
Port Bouvard Ltd.                                      431,764          824,195
Primary Health Care Ltd.                                12,804          137,959
Ridley Corp., Ltd.  (a)                                130,462          128,393
Salmat Ltd. (a)                                         37,595          137,151
Sedgman Ltd.                                            25,359           69,062
Sigma Pharmaceuticals Ltd.                             270,188          485,962
Sims Group Ltd. (a)                                     48,192        1,083,482
Skilled Group Ltd. (a)                                  23,940          106,631
Smorgon Steel Group Ltd.                               400,741          911,170
Southern Cross Broadcasting
 Australia Ltd. (a)                                     45,529          618,029
Spotless Group Ltd. (a)                                114,230          470,027
St.George Bank Ltd. (a)                                134,670        4,048,021
STW Communications Group Ltd.                           69,652          174,915
Suncorp-Metway Ltd.                                    265,126        4,536,898
Sunland Group Ltd. (a)                                 181,962          629,857
TABCORP. Holdings Ltd. (a)                             182,861        2,660,639
Telstra Corp. Ltd.                                   2,536,045        9,875,757

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Ten Network Holdings Ltd. (a)                          237,407    $     545,838
Timbercorp. Ltd.                                        13,569           24,175
Wesfarmers Ltd. (a)                                    141,442        5,487,574
West Australian Newspapers
 Holdings Ltd. (a)                                      87,899        1,021,657
Westpac Banking Corp.                                  407,281        8,866,487
Zinifex Ltd.                                           206,986        3,304,924
                                                                  -------------
Total Australia                                                     109,024,303
                                                                  -------------
Hong Kong--4.5%
Fubon Bank (Hong Kong) Ltd.                                208              118
GZI Real Estate Investment Trust                       809,000          318,720
Hang Seng Bank Ltd.                                    364,700        4,935,502
Hung Hing Printing Group Ltd.                              130               74
Next Media Ltd.                                        950,000          324,448
Oriental Press Group Ltd.                                1,146              223
Prosperity Real Estate Investment Trust                239,000           48,302
                                                                  -------------
Total Hong Kong                                                       5,627,387
                                                                  -------------
New Zealand--6.2%
CanWest MediaWorks (NZ) Ltd.                            60,251          108,454
Fisher & Paykel Appliances Holdings Ltd.               168,344          452,588
Fisher & Paykel Healthcare Corp.                       196,190          510,779
Fletcher Building Ltd.                                 144,504        1,378,711
Freightways Ltd.                                        36,370          110,424
New Zealand Refining Co., Ltd. (The)                   118,294          685,410
Nuplex Industries Ltd.                                  22,251          123,424
Sky City Entertainment Group Ltd.                      192,647          756,053
Telecom Corp. of New Zealand Ltd. (a)                  904,572        3,207,615
Vector Ltd.                                            200,794          421,936
                                                                  -------------
Total New Zealand                                                     7,755,394
                                                                  -------------
Singapore--1.3%
Jaya Holdings Ltd.                                     387,000          442,806
MobileOne Ltd.                                         350,100          503,593
Robinson & Co., Ltd.                                     7,510           24,060
SMRT Corp. Ltd.                                            436              562
StarHub Ltd.                                               785            1,571
UOB-Kay Hian Holdings Ltd.                             493,000          696,250
                                                                  -------------
Total Singapore                                                       1,668,842
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $113,207,017)                                                124,075,926
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--23.2%
MONEY MARKET FUNDS(b)--23.2%
UBS Enhanced Yield Portfolio, 5.27%                  4,570,844    $   4,570,844
UBS Private Money Market Fund LLC, 5.25%            24,470,060       24,470,060

                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $29,040,904)(c)                                               29,040,904
                                                                  =============


TOTAL INVESTMENTS IN SECURITIES--122.4%
(Cost: $142,247,921)(d)                                             153,116,830


Liabilities in Excess of Cash, Foreign
Currency and Other Assets--(22.4)%                                  (28,053,424)
                                                                  -------------

NET ASSETS--100.0%                                                $ 125,063,406
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $27,554,783 and the total market value of the collateral held by the Fund was $29,040,904.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                  51.1%
Communications                                                             14.6%
Industrial                                                                 12.1%
Basic Materials                                                             7.2%
Consumer Non-Cyclical                                                       7.1%
Consumer Cyclical                                                           5.6%
Energy                                                                      1.1%
Utilities                                                                   0.3%
Technology                                                                  0.1%
Other                                                                       0.8%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.8%
Australia--6.7%
AMP Ltd.                                                29,441    $     252,775
Australia & New Zealand Banking Group Ltd.              43,394        1,067,281
BHP Billiton Ltd.                                       24,870          739,123
Commonwealth Bank of Australia (a)                      28,760        1,348,099
Macquarie Bank Ltd.                                      3,033          218,722
National Australia Bank Ltd.                            33,672        1,171,832
QBE Insurance Group Ltd.                                10,309          272,880
Rinker Group Ltd.                                        5,666           90,565
Rio Tinto Ltd. (a)                                       2,961          248,172
St.George Bank Ltd.                                      8,162          245,340
Telstra Corp. Ltd. (a)                                 253,238          986,149
Westpac Banking Corp.                                   37,763          822,099
Woodside Petroleum Ltd.                                  6,935          269,177
Woolworths Ltd.                                         16,546          379,016
                                                                  -------------
Total Australia                                                       8,111,230
                                                                  -------------
Austria--0.3%
Bank Austria Creditanstalt AG                            1,239          239,286
OMV AG                                                   1,060           70,849
                                                                  -------------
Total Austria                                                           310,135
                                                                  -------------
Belgium--2.0%
Belgacom S.A.                                            7,351          326,131
Dexia N.V.                                              11,175          350,295
Fortis N.V.                                             24,581        1,046,065
InBev N.V.                                               2,621          208,246
KBC Groep N.V.                                           3,663          494,805
                                                                  -------------
Total Belgium                                                         2,425,542
                                                                  -------------
Denmark--0.6%
Danske Bank A/S                                          9,121          374,096
Novo-Nordisk A/S Class B                                 2,955          321,767
                                                                  -------------
Total Denmark                                                           695,863
                                                                  -------------
Finland--1.3%
Fortum Oyj                                              18,303          573,236
Nokia Oyj                                               35,289          991,796
                                                                  -------------
Total Finland                                                         1,565,032
                                                                  -------------
France--15.5%
Accor S.A.                                               2,405          213,463
Alcatel-Lucent                                             593            8,313
Assurances Generales de France (a)                       2,300          385,829
AXA S.A. (a)                                            38,421        1,660,982
BNP Paribas                                             11,177        1,333,803
Bouygues S.A.                                            3,159          265,327
Carrefour S.A.                                           7,615          536,231
Christian Dior S.A.                                      1,222          158,799
Cie de Saint-Gobain S.A.                                 3,681          414,464
CNP Assurances S.A.                                      1,348          172,860
Credit Agricole S.A. (a)                                17,109          697,587
Electricite de France                                    6,801          737,379
Gaz de France                                            5,848          296,097
Groupe Danone                                            4,824          391,034
Lafarge S.A.                                             2,017          368,838
L'Air Liquide                                            2,658          349,786
L'Oreal S.A.                                             4,695          556,725
LVMH Moet Hennessy Louis Vuitton S.A.                    3,652          421,901

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Natixis                                                 32,311    $     788,968
PPR S.A.                                                 1,797          314,434
Peugeot S.A.                                             3,101          250,362
Renault S.A.                                             4,183          673,459
Sanofi-Aventis                                           8,647          701,860
Schneider Electric S.A.                                  2,939          413,320
Societe Generale                                         5,416        1,005,974
Suez S.A.                                               20,141        1,155,788
TOTAL S.A.                                              37,033        3,013,899
Veolia Environnement S.A.                                2,781          217,954
VINCI S.A.                                               5,494          411,657
Vivendi S.A.                                            20,820          897,260
                                                                  -------------
Total France                                                         18,814,353
                                                                  -------------
Germany--8.6%
Allianz SE                                               3,671          860,637
BASF AG                                                  5,396          708,643
Bayer AG                                                 6,953          526,800
Bayerische Motoren Werke AG                              2,762          179,088
Commerzbank AG                                           4,342          208,117
DaimlerChrysler AG                                      12,221        1,132,082
Deutsche Bank AG                                         3,415          497,234
Deutsche Boerse AG                                       1,402          158,578
Deutsche Post AG                                        13,738          445,849
Deutsche Postbank AG                                     1,204          105,808
Deutsche Telekom AG                                     86,565        1,600,503
E.ON AG                                                  7,637        1,281,945
Metro AG                                                 2,495          207,164
Muenchener Rueckversicherungs -
 Gesellschaft AG                                         2,268          417,156
RWE AG                                                   4,865          518,998
SAP AG                                                   3,110          159,902
Siemens AG                                               5,938          854,644
ThyssenKrupp AG                                          4,703          280,298
Volkswagen AG                                            2,014          321,233
                                                                  -------------
Total Germany                                                        10,464,679
                                                                  -------------
Hong Kong--3.2%
BOC Hong Kong (Holdings) Ltd.                          162,471          386,959
Cheung Kong (Holdings) Ltd.                             17,052          223,350
China Mobile Ltd.                                      152,919        1,642,071
China Netcom Group Corp. Hong Kong Ltd.                  1,000            2,763
China Unicom Ltd.                                       68,110          117,264
CLP Holdings Ltd.                                       37,110          248,970
CNOOC Ltd.                                             180,529          204,593
Hang Seng Bank Ltd.                                     34,295          464,116
Hong Kong & China Gas Co., Ltd. (The)                      657            1,385
Hutchison Whampoa Ltd.                                  36,110          358,657
MTR Corp.                                                  110              261
Sun Hung Kai Properties Ltd.                            20,052          241,356
                                                                  -------------
Total Hong Kong                                                       3,891,745
                                                                  -------------
Ireland--0.6%
Allied Irish Banks PLC                                  10,725          292,735
Anglo Irish Bank Corp. PLC                               2,603           53,084
Bank of Ireland                                         10,977          221,930
CRH PLC                                                  2,711          134,042
                                                                  -------------
Total Ireland                                                           701,791
                                                                  -------------
Italy--7.6%
Assicurazioni Generali SpA (a)                           8,974          360,686
Autostrade SpA                                           2,621           87,150
Banca Intesa SpA                                       248,527        1,856,134

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Banca Monte dei Paschi di Siena S.p.A.                  17,193    $     116,448
Capitalia SpA                                           27,880          277,505
Enel SpA                                               162,887        1,754,396
Eni SpA                                                 73,581        2,673,183
Luxottica Group SpA                                      1,702           66,155
Mediobanca SpA                                           8,075          183,870
Telecom Italia SpA                                     308,615          846,104
UniCredito Italiano SpA                                116,481        1,042,988
                                                                  -------------
Total Italy                                                           9,264,619
                                                                  -------------
Japan--6.4%
Astellas Pharma, Inc.                                    3,500          151,909
Bridgestone Corp.                                        1,800           38,479
Canon, Inc.                                              5,400          316,142
Chubu Electric Power Co., Inc.                           5,400          142,986
Daiwa Securities Group, Inc.                             3,000           31,896
DENSO CORP.                                              3,600          140,508
Eisai Co., Ltd.                                          3,100          135,050
Fanuc Ltd.                                               1,600          164,800
Fuji Photo Film Co., Ltd.                                1,800           80,311
Hitachi Ltd.                                            18,000          127,536
Honda Motor Co., Ltd.                                    7,200          262,359
Hoya Corp.                                               1,500           49,678
Japan Tobacco, Inc.                                         22          108,312
JFE Holdings, Inc.                                       1,800          111,794
Kansai Electric Power Co., Inc. (The)                    5,400          127,463
Kao Corp.                                                4,000          103,324
Komatsu Ltd.                                             5,600          162,339
Kyocera Corp.                                            1,600          170,242
Matsushita Electric Industrial Co., Ltd.                 2,000           39,597
Millea Holdings, Inc.                                    3,200          131,115
Mitsubishi Corp.                                         5,500          143,852
Mitsubishi Electric Corp.                               16,000          147,957
Mitsubishi Estate Co., Ltd.                              1,000           27,127
Mitsubishi UFJ Financial Group, Inc.                        31          341,390
Mitsui & Co., Ltd.                                       2,000           39,759
Mitsui Fudosan Co., Ltd.                                 1,000           28,017
Mitsui Sumitomo Insurance Co., Ltd.                      1,000           12,810
Nippon Steel Corp.                                      49,000          344,403
Nippon Telegraph & Telephone Corp.                          57          252,472
Nissan Motor Co., Ltd.                                  28,800          308,068
Nomura Holdings, Inc.                                   10,200          198,227
NTT DoCoMo, Inc.                                           268          423,175
Sharp Corp.                                              2,000           37,896
SOFTBANK CORP.                                           2,100           45,233
Sony Corp.                                               1,200           61,509
Sumitomo Corp.                                           7,200          131,179
Sumitomo Metal Industries Ltd.                          31,000          182,242
Sumitomo Realty & Development Co., Ltd.                  1,000           32,552
Sumitomo Trust & Banking Co., Ltd. (The)                 8,000           76,116
Suzuki Motor Corp.                                       1,800           51,014
T&D Holdings, Inc.                                       6,400          431,694
Takeda Pharmaceutical Co., Ltd.                          7,300          470,529
Tokyo Electric Power Co., Inc. (The)                     9,000          288,595
Tokyo Gas Co., Ltd.                                     18,000           85,121
Toshiba Corp.                                           18,000          156,687
Toyota Motor Corp.                                      14,400          909,511
Yahoo Japan Corp.                                           20            6,778
                                                                  -------------
Total Japan                                                           7,829,753
                                                                  -------------
Netherlands--5.1%
ABN AMRO Holding N.V.                                   41,771        1,920,891
AEGON N.V.                                              18,627          368,294
Akzo Nobel N.V.                                          2,729          235,734

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

European Aeronautic Defence & Space Co.
 EADS N.V.                                               9,165    $     298,552
Heineken N.V.                                              879           51,628
ING Groep N.V.                                          28,240        1,250,595
Koninklijke Philips Electronics N.V.                     8,118          346,016
Royal KPN N.V.                                          36,654          609,878
STMicroelectronics N.V.                                  4,539           87,968
TNT N.V.                                                 3,519          158,879
Unilever N.V. CVA                                       20,388          634,957
Unilever N.V.                                            8,786          272,679
                                                                  -------------
Total Netherlands                                                     6,236,071
                                                                  -------------
Norway--0.9%
DnB NOR ASA                                             19,857          256,182
Norsk Hydro ASA                                         10,826          417,911
Statoil ASA                                             14,292          444,028
Telenor ASA                                                 26              510
                                                                  -------------
Total Norway                                                          1,118,631
                                                                  -------------
Portugal--0.2%
Portugal Telecom, SGPS, S.A.                            19,456          268,807
                                                                  -------------
Singapore--1.1%
DBS Group Holdings Ltd.                                 20,000          298,146
Oversea-Chinese Banking Corp. Ltd.                      69,000          412,795
Singapore Telecommunications Ltd.                      162,500          361,241
United Overseas Bank Ltd.                               19,000          273,301
                                                                  -------------
Total Singapore                                                       1,345,483
                                                                  -------------
Spain--6.9%
Abertis Infraestructuras S.A. (a)                        4,883          151,877
ACS, Actividades Construccion y
 Servicios, S.A.                                         1,672          106,854
Altadis, S.A.                                            2,333          155,021
Banco Bilbao Vizcaya Argentaria,
 Chile, S.A.                                            42,971        1,056,228
Banco Popular Espanol, S.A.                             13,112          244,730
Banco Santander Central Hispano S.A.                   118,108        2,183,704
Cia Espanola De Petroleos, S.A. (a)                      2,099          196,452
Endesa S.A.                                             13,908          755,282
Gas Natural SDG, S.A.                                    4,901          298,718
Grupo Ferrovial S.A.                                       684           67,482
IBERDROLA, S.A.                                         10,936          613,382
Inditex S.A.                                             1,996          117,991
Repsol YPF, S.A.                                        11,139          440,031
Sacyr Vallehermoso, S.A.                                 1,497           72,238
Telefonica S.A.                                         81,415        1,818,655
Union Fenosa, S.A.                                       2,225          119,147
                                                                  -------------
Total Spain                                                           8,397,792
                                                                  -------------
Sweden--2.7%
AB Volvo Class B                                        22,350          446,530
Atlas Copco AB Class A                                  21,220          355,874
H&M Hennes & Mauritz AB Class B                          9,021          534,772
Nordea Bank AB                                          36,110          566,095
Sandvik AB                                               7,400          150,003
Skandinaviska Enskilda Banken AB                         1,121           36,292
Svenska Handelsbanken AB Class A                         7,221          202,713
Swedbank AB Class A                                      7,221          262,210
Telefonaktiebolaget LM Ericsson Class B                 96,262          385,486
TeliaSonera AB (a)                                      45,131          332,368
                                                                  -------------
Total Sweden                                                          3,272,343
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Switzerland--4.4%
Credit Suisse Group                                     11,956    $     852,119
Holcim Ltd.                                                 76            8,235
Nestle S.A.                                              3,458        1,314,807
Novartis AG                                             18,936        1,066,077
Roche Holding AG                                         3,286          582,879
Swiss Reinsurance Co.                                    3,393          309,788
Swisscom AG                                                446          152,385
UBS AG                                                  17,066        1,024,851
                                                                  -------------
Total Switzerland                                                     5,311,141
                                                                  -------------
United Kingdom--25.7%
Anglo American PLC                                      13,349          788,752
AstraZeneca PLC                                         15,136          814,776
Aviva PLC                                               33,178          494,923
BAE SYSTEMS PLC                                         31,385          255,025
Barclays PLC                                           105,929        1,479,212
BHP Billiton PLC                                        15,527          433,021
BP PLC                                                 234,651        2,838,873
British American Tobacco PLC                            27,880          949,810
British Sky Broadcasting PLC                            13,774          176,867
BT Group PLC                                           152,007        1,014,055
Cadbury Schweppes PLC                                   19,678          268,470
Centrica PLC                                            47,465          369,974
Diageo PLC                                              36,962          769,025
GlaxoSmithKline PLC                                     69,282        1,814,000
HBOS PLC                                                57,708        1,141,035
HSBC Holdings PLC                                      178,377        3,274,661
Imperial Tobacco Group PLC                               6,594          305,213
Legal & General Group PLC                              130,079          391,737
Lloyds TSB Group PLC                                   144,441        1,611,282
Marks & Spencer Group PLC                               13,552          170,753
National Grid PLC                                       45,599          675,177
Old Mutual PLC                                          65,288          221,243
Prudential PLC                                          24,239          347,232
Reed Elsevier PLC                                       13,444          174,383
Rio Tinto PLC                                            6,480          497,553
Royal Bank of Scotland Group (The) PLC                 128,303        1,629,472
Royal Dutch Shell PLC Class A                           50,751        2,069,276
Royal Dutch Shell PLC Class B                           33,743        1,410,195
SABMiller PLC                                           11,391          289,336
Scottish & Southern Energy PLC                           8,693          252,723
Shire PLC                                                  828           20,616
Standard Chartered PLC                                  12,842          419,978
Tesco PLC                                               72,369          607,651
Unilever N.V.                                           18,231          590,730
Vodafone Group PLC                                     727,930        2,450,686
Wolseley PLC                                             2,532           61,062
WPP Group PLC                                            5,316           79,833
Xstrata PLC                                              2,063          123,635
                                                                  -------------
Total United Kingdom                                                 31,282,245
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $108,922,977)                                                121,307,255
                                                                  =============

SHORT-TERM INVESTMENT--0.0%
MONEY MARKET FUND(b)--0.0%
United States--0.0%
Columbia Cash Reserves Fund, 4.96%
(Cost: $34,688)                                         34,688           34,688
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International LargeCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--2.3%
MONEY MARKET FUNDS(c)--2.3%
UBS Enhanced Yield Portfolio, 5.27%                  2,496,503    $   2,496,503
UBS Private Money Market Fund LLC, 5.25%               342,143          342,143
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $2,838,646)(d)                               2,838,646
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES --102.1%
(Cost: $111,796,311)(e)                                             124,180,589

Liabilities in Excess of Foreign Currency
and Other Assets --(2.1)%                                           (2,575,800)
                                                                  -------------

NET ASSETS--100.0%                                                $ 121,604,789
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $2,119,743 and the total market value of the collateral held by the Fund was $2,838,646.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                  37.6%
Communications                                                             13.1%
Consumer Non-Cyclical                                                      12.5%
Energy                                                                     11.6%
Utilities                                                                   8.7%
Industrial                                                                  5.6%
Consumer Cyclical                                                           5.0%
Basic Materials                                                             4.6%
Diversified                                                                 0.6%
Technology                                                                  0.5%
Other                                                                       0.2%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Dividend Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.7%
Australia--16.8%
AMP Ltd.                                               647,970    $   5,563,347
Australia & New Zealand Banking
 Group Ltd.                                            229,254        5,638,530
Coles Group Ltd.                                       149,706        2,047,411
Commonwealth Bank of Australia                         143,547        6,728,638
Macquarie Bank Ltd.                                     59,163        4,266,482
National Australia Bank Ltd.                           119,732        4,166,838
QBE Insurance Group Ltd. (a)                           163,965        4,340,168
St.George Bank Ltd. (a)                                224,308        6,742,434
Suncorp-Metway Ltd.                                    312,683        5,350,704
Telstra Corp. Ltd. (a)                               2,063,812        8,036,807
Westpac Banking Corp.                                  264,487        5,757,869
Woodside Petroleum Ltd. (a)                            109,512        4,250,633
Woolworths Ltd. (a)                                    200,897        4,601,909
                                                                  -------------
Total Australia                                                      67,491,770
                                                                  -------------
Belgium--3.8%
Belgacom S.A.                                          127,786        5,669,299
Dexia N.V.                                             136,714        4,285,474
Fortis N.V.                                             85,233        3,627,161
KBC Groep N.V.                                          12,794        1,728,239
                                                                  -------------
Total Belgium                                                        15,310,173
                                                                  -------------
Denmark--0.8%
Danske Bank A/S                                         79,589        3,264,330
                                                                  -------------
Finland--2.1%
Fortum Oyj                                             104,962        3,287,332
Sampo Oyj Class A                                      176,640        5,095,667
                                                                  -------------
Total Finland                                                         8,382,999
                                                                  -------------
France--13.9%
Assurances Generales de France (a)                      21,491        3,605,155
AXA S.A. (a)                                            78,519        3,394,464
BNP Paribas                                             27,490        3,280,508
Credit Agricole S.A. (a)                               104,140        4,246,112
Gaz de France                                           80,667        4,084,342
L'Air Liquide S.A.                                      20,730        2,728,018
Natixis                                                181,605        4,434,421
Peugeot S.A.                                            55,858        4,509,745
Renault S.A.                                            19,797        3,187,298
Schneider Electric S.A.                                 34,531        4,856,191
Societe Generale                                        18,464        3,429,525
Suez S.A.                                               65,838        3,778,105
TOTAL S.A.                                              52,118        4,241,579
VINCI S.A.                                              23,912        1,791,691
Vivendi S.A.                                           102,957        4,437,041
                                                                  -------------
Total France                                                         56,004,195
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Germany--6.2%
BASF AG                                                 27,603    $   3,625,033
Bayer Schering Pharma AG                                27,012        3,790,382
Deutsche Bank AG                                        20,530        2,989,226
Deutsche Post AG                                        89,636        2,909,022
Deutsche Telekom AG                                    257,993        4,770,041
Muenchener Rueckversicherungs-
 Gesellschaft AG                                        16,769        3,084,346
RWE AG                                                  33,338        3,556,496
                                                                  -------------
Total Germany                                                        24,724,546
                                                                  -------------
Hong Kong--4.3%
BOC Hong Kong (Holdings) Ltd.                        2,458,132        5,854,567
China Netcom Group Corp. (Hong Kong) Ltd.                  175              484
CLP Holdings Ltd.                                      657,053        4,408,144
CNOOC Ltd.                                           3,095,000        3,507,553
Hang Seng Bank Ltd.                                    244,216        3,304,986
                                                                  -------------
Total Hong Kong                                                      17,075,734
                                                                  -------------
Ireland--1.6%
Allied Irish Banks PLC                                 117,299        3,201,631
Bank of Ireland                                        156,884        3,171,637
                                                                  -------------
Total Ireland                                                         6,373,268
                                                                  -------------
Italy--9.2%
Banca Monte dei Paschi di Siena SpA (a)                480,317        3,253,191
Enel SpA (a)                                           628,540        6,769,777
Eni SpA (a)                                            140,749        5,113,382
Intesa Sanpaolo SpA (a)                              1,058,725        7,907,133
Mediobanca SpA (a)                                     142,712        3,249,592
Telecom Italia SpA                                   2,142,953        5,875,156
UniCredito Italiano SpA                                328,190        2,938,662
Unione di Banche Italiane SCPA                          80,186        2,041,365
                                                                  -------------
Total Italy                                                          37,148,258
                                                                  -------------
Netherlands--4.5%
ABN AMRO Holding N.V.                                   73,980        3,402,061
AEGON N.V.                                             188,031        3,717,759
ING Groep N.V.                                          87,871        3,891,327
Royal KPN N.V.                                         253,152        4,212,140
Unilever N.V.                                           86,354        2,680,052
                                                                  -------------
Total Netherlands                                                    17,903,339
                                                                  -------------
Norway--1.1%
DnB NOR ASA                                            333,916        4,307,973
                                                                  -------------
Portugal--1.2%
Portugal Telecom, SGPS, S.A.                           357,795        4,943,342
                                                                  -------------
Singapore--1.7%
DBS Group Holdings Ltd.                                214,000        3,190,166
Singapore Telecommunications Ltd.                    1,716,500        3,815,816
                                                                  -------------
Total Singapore                                                       7,005,982
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Spain--3.4%
Banco Bilbao Vizcaya Argentaria,
 Chile, S.A.                                           118,095    $   2,902,777
Banco Santander Central Hispano S.A.                   186,024        3,439,404
Endesa S.A.                                             66,740        3,624,357
Telefonica, S.A.                                       173,690        3,879,904
                                                                  -------------
Total Spain                                                          13,846,442
                                                                  -------------
Sweden--4.3%
AB Volvo Class B                                       183,615        3,668,444
H&M Hennes & Mauritz AB Class B                             13              771
Nordea Bank AB                                         232,211        3,640,361
Sandvik AB                                                 158            3,203
Svenska Handelsbanken AB Class A                       103,784        2,913,495
Swedbank AB Class A                                    112,700        4,092,385
TeliaSonera AB                                         416,500        3,067,323
                                                                  -------------
Total Sweden                                                         17,385,982
                                                                  -------------
Switzerland--2.3%
Swiss Reinsurance Co.                                   15,158        1,383,959
Swisscom AG                                              9,988        3,412,594
Zurich Financial Services AG                            14,812        4,583,429
                                                                  -------------
Total Switzerland                                                     9,379,982
                                                                  -------------
United Kingdom--22.5%
AstraZeneca PLC                                         85,254        4,589,250
Aviva PLC                                              222,125        3,313,483
Barclays PLC                                           297,777        4,158,212
BP PLC                                                 230,204        2,785,072
British American Tobacco PLC                            96,144        3,275,414
BT Group PLC                                           861,279        5,745,685
Centrica PLC                                           483,175        3,766,186
Compass Group PLC                                      449,977        3,121,467
Diageo PLC                                              83,252        1,732,127
GlaxoSmithKline PLC                                     96,411        2,524,314
HBOS PLC                                               196,086        3,877,122
HSBC Holdings PLC                                      211,457        3,881,946
Imperial Tobacco Group PLC                              92,382        4,276,035
Legal & General Group PLC                            1,357,016        4,086,692
Lloyds TSB Group PLC                                   680,615        7,592,461
National Grid PLC                                      157,156        2,326,985
Old Mutual PLC                                       1,393,294        4,721,486
Pearson PLC                                            180,531        3,053,414
Royal Bank of Scotland Group (The) PLC                 320,535        4,070,853
Royal Dutch Shell PLC Class A                          112,370        4,581,745
Scottish & Southern Energy PLC                         156,517        4,550,260
Unilever PLC                                           142,156        4,606,212
Vodafone Group PLC                                   1,116,394        3,758,510
                                                                  -------------
Total United Kingdom                                                 90,394,931
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $383,211,690)                                                400,943,246
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Dividend Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT--0.3%
MONEY MARKET FUND--0.3%
United States-0.3%
Columbia Cash Reserves Fund, 4.96%(b)
(Cost: $1,096,209)                                   1,096,209    $   1,096,209
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--6.9%
MONEY MARKET FUNDS(c)--6.9%
AIM Liquid Assets Portfolio, 5.18%                      10,393           10,393
AIM Prime Portfolio, 5.22%                              83,643           83,643
UBS Enhanced Yield Portfolio, 5.27%                 16,208,271       16,208,271
UBS Private Money Market Fund LLC, 5.25%            11,469,177       11,469,177
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED
(Cost: $27,771,484)(d)                                               27,771,484
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--106.9%
(Cost: $412,079,383)(e)                                             429,810,939


Liabilities in Excess of Cash, Foreign
Currency and Other Assets --(6.9)%                                  (27,593,061)
                                                                  -------------
NET ASSETS--100.0%                                                $ 402,217,878
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $26,410,309 and the total market value of the collateral held by the Fund was $27,771,484.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                  51.5%
Communications                                                             16.1%
Utilities                                                                  10.0%
Consumer Non-Cyclical                                                       7.9%
Energy                                                                      6.1%
Industrial                                                                  3.3%
Consumer Cyclical                                                           3.2%
Basic Materials                                                             1.6%
Other                                                                       0.3%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.5%
Australia--14.2%
Alinta Ltd.                                              7,189    $      92,829
Alumina Ltd. (a)                                       133,805          884,322
Amcor Ltd. (a)                                         139,359          883,195
Aristocrat Leisure Ltd. (a)                             59,230          722,103
Asciano Group*                                          41,025          352,581
Australian Stock Exchange Ltd. (a)                      27,982        1,156,135
AXA Asia Pacific Holdings Ltd.                         133,488          841,457
Billabong International Ltd. (a)                        24,404          371,643
BlueScope Steel Ltd.                                   263,674        2,313,070
Boral Ltd. (a)                                         140,210        1,043,228
Caltex Australia Ltd. (a)                               44,846          900,581
Coca-Cola Amatil Ltd. (a)                              141,181        1,142,682
Computershare Ltd. (a)                                  95,752          917,155
CSL Ltd.                                                14,711        1,098,312
Foster's Group Ltd. (a)                                352,641        1,908,773
Harvey Norman Holdings Ltd. (a)                        199,663          896,095
Insurance Australia Group Ltd. (a)                     428,778        2,073,519
John FairFax Holdings Ltd. (a)                         207,110          825,847
Leighton Holdings Ltd.                                  47,405        1,659,010
Lend Lease Corp. Ltd. (a)                               82,882        1,303,679
Lion Nathan Ltd. (a)                                   102,232          804,021
Metcash Ltd.                                            43,687          166,788
Minara Resources Ltd.                                  104,721          646,794
Newcrest Mining Ltd.                                    39,775          771,076
Orica Ltd.                                              36,172          914,512
Origin Energy Ltd. (a)                                 114,552          966,028
Oxiana Ltd.                                             28,486           85,311
Publishing & Broadcasting Ltd. (a)                     122,809        2,042,147
Qantas Airways Ltd.                                    388,879        1,847,579
Santos Ltd.                                             82,233          972,545
Sonic Healthcare Ltd.                                   26,636          340,326
Suncorp-Metway Ltd.                                     90,401        1,546,963
TABCORP Holdings Ltd. (a)                              119,237        1,734,906
Toll Holdings Ltd.                                      42,049          516,922
Wesfarmers Ltd. (a)                                    102,799        3,988,328
Zinifex Ltd.                                           186,665        2,980,461
                                                                  -------------
Total Australia                                                      41,710,923
                                                                  -------------
Austria--0.6%
BOEHLER-UDDEHOLM AG                                      3,920          391,768
Verbund - Oesterreichische
 Elektrizitatswirtschafts AG Class A                     2,655          135,827
voestalpine AG                                           6,743          569,172
Wiener Staedtische AG                                    3,467          247,228
Wienerberger AG                                          6,990          516,387
                                                                  -------------
Total Austria                                                         1,860,382
                                                                  -------------
Belgium--2.2%
Bekaert S.A. (a)                                         1,476          216,983
Delhaize Group                                          12,943        1,273,430
Groep Colruyt S.A.                                       2,161          452,344
KBC Ancora                                               7,340          859,460
Mobistar S.A.                                            9,349          797,982
Compagnie Nationale a Portefeuille S.A.                  9,279          670,198

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Solvay S.A.                                              8,101    $   1,278,105
UCB S.A.                                                10,819          640,719
Umicore                                                  1,230          267,898
                                                                  -------------
Total Belgium                                                         6,457,119
                                                                  -------------

Denmark--1.4%
Carlsberg A/S Class B                                    1,950          236,044
Codan A/S                                                2,025          220,868
Coloplast A/S Class B                                    1,800          146,183
Danisco A/S                                              4,450          332,325
H. Lundbeck A/S                                         11,900          302,348
Novozymes A/S Class B                                    1,950          226,489
Sydbank A/S                                              3,850          184,458
TrygVesta A/S                                           18,250        1,434,113
Wacker Chemie AG                                         4,348        1,027,634
                                                                  -------------
Total Denmark                                                         4,110,462
                                                                  -------------
Finland--3.9%
Cargotec Corp. Class B                                   9,639          594,530
Elisa Oyj                                               17,211          470,000
Kesko Oyj Class B                                        8,383          558,611
Metso Oyj                                               18,514        1,095,679
Neste Oil Oyj                                           28,849        1,134,963
OKO Bank PLC Class A                                    30,598          569,033
Outokumpu Oyj                                           16,740          565,657
Rautaruukki Oyj                                         32,638        2,096,850
Sanoma-WSOY Oyj                                         21,711          688,183
Stora Enso Oyj Class R                                  80,684        1,523,370
UPM-Kymmene Oyj                                         56,279        1,390,939
Wartsila Oyj Class B                                     6,643          438,716
YIT Oyj                                                 10,477          330,396
                                                                  -------------
Total Finland                                                        11,456,927
                                                                  -------------
France--8.8%
Capgemini S.A.                                           7,187          527,737
Casino Guichard Perrachon S.A.                          17,340        1,756,390
Cie Generale d'Optique Essilor
 International S.A.                                      4,833          576,809
Ciments Francais                                         2,403          553,433
Clarins                                                  5,661          500,166
EIFFAGE (a)                                              6,177          883,455
Etablissements Maurel et Prom                            2,501           51,240
Euler Hermes S.A.                                        3,633          516,660
Fonciere Des Regions                                     3,063          448,877
Imerys S.A.                                              6,397          648,911
Ipsen                                                   11,124          570,894
Klepierre                                                8,459        1,438,663
Lagardere SCA                                            7,835          681,982
Legrand S.A.                                            24,040          869,148
M6, Metropole Television (a)                            40,859        1,331,545
Neopost S.A.                                             4,487          657,562
PagesJaunes S.A.                                        94,078        1,978,278
Publicis Groupe S.A.                                    21,424          944,701
Remy Cointreau S.A.                                      6,521          488,345
SCOR SE                                                  6,115          166,328
Societe BIC S.A.                                         9,831          724,407
Societe Des Autoroutes Paris-Rhin-Rhone                 23,257        2,362,013
Societe Immobiliere de Location pour
 l'Industrie et le Commerce                              1,603          258,709
Societe Television Francaise 1                          28,973        1,004,454
Sodexho Alliance S.A.                                   20,634        1,481,144
Technip S.A.                                             8,998          744,933

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Thales S.A.                                             17,105    $   1,046,945
Thomson                                                 41,864          798,902
Valeo S.A.                                              13,815          742,769
Wendel Investissement                                    3,344          610,370
Zodiac SA                                                6,501          499,578
                                                                  -------------
Total France                                                         25,865,348
                                                                  -------------
Germany--3.8%
ALTANA AG                                               41,387          998,848
AMB Generali Holding AG                                  3,139          479,982
Celesio AG                                               8,913          579,483
Deutsche Lufthansa AG                                   64,192        1,799,778
Fraport AG Frankfurt Airport Services
 Worldwide (a)                                           5,852          417,933
Fresenius AG                                             3,580          275,206
Hannover Rueckversicheru AG                             18,529          899,625
Heidelberger Druckmaschinen AG                           4,531          219,868
Henkel KGaA                                             11,759          562,033
Hochtief AG                                              3,756          409,313
Hypo Real Estate Holding AG                             19,582        1,269,695
IKB Deutsche Industriebank AG                            7,146          261,060
K+S AG                                                   3,344          515,122
Merck KGaA (a)                                           2,038          280,885
Rheinmetall AG                                           2,854          265,881
Salzgitter AG                                            2,444          473,624
Stada Arzneimittel AG                                    4,210          268,598
Sudzucker AG                                            37,720          837,499
United Internet AG                                      14,185          296,367
                                                                  -------------
Total Germany                                                        11,110,800
                                                                  -------------
Hong Kong--5.4%
Bank of East Asia Ltd.                                 213,767        1,203,104
Cathay Pacific Airways Ltd.                            534,000        1,329,211
China Merchants Holdings
 (International) Co.                                   160,321          776,187
China Overseas Land & Investment Ltd.                  236,636          369,276
China Resources Enterprise, Ltd.                       154,162          579,742
China Resources Power Holdings Co. Ltd.                 78,321          186,939
CITIC Pacific Ltd.                                     438,562        2,201,813
Denway Motors Ltd.                                     265,129          125,478
Guangdong Investment Ltd.                              188,808          110,127
Henderson Investment Ltd.                               82,327          118,574
Hong Kong & China Gas Co., Ltd. (The)                  262,000          552,292
Hong Kong Exchanges and Clearing Ltd.                  148,162        2,094,156
Hongkong Electric Holdings Ltd.                        410,020        2,069,006
Hopewell Holdings Ltd. (a)                             128,162          522,950
Link REIT (The)                                          6,150           13,609
New World Development Ltd.                             246,484          616,691
PCCW Ltd.                                              658,202          404,962
Sino Land Co. Ltd.                                     562,002        1,170,313
Television Broadcasts Ltd.                              41,084          289,032
Wharf Holdings Ltd.                                    202,245          808,421
Wing Hang Bank Ltd.                                     37,037          409,554
                                                                  -------------
Total Hong Kong                                                      15,951,437
                                                                  -------------
Ireland--0.8%
C&C Group PLC                                           37,509          505,565
IAWS Group PLC                                           3,262           68,329
Independent News & Media PLC                           102,689          518,341

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Irish Life & Permanent PLC                              39,581    $     996,957
Kerry Group PLC Class A                                  4,326          120,939
Kingspan Group PLC                                       4,039          112,970
                                                                  -------------
Total Ireland                                                         2,323,101
                                                                  -------------
Italy--7.4%
ACEA SpA                                                26,204          524,831
AEM SpA (a)                                            162,377          598,136
Alleanza Assicurazioni SpA (a)                         152,376        1,992,061
ASM SpA                                                 85,063          516,681
Autogrill SpA                                           23,198          491,569
Banca Carige SpA (a)                                   138,214          643,061
Banca CR Firenze SpA (a)                                76,375          642,614
Banca Popolare di Milano S.c.r.l.                       29,489          450,835
Banca Popolare di Sondrio S.c.r.l.                      26,070          459,475
Banca Popolare di Verona e Novara
 S.c.r.l. (a)                                           31,145          897,622
Benetton Group SpA                                      39,014          681,813
Bulgari SpA (a)                                         32,920          529,520
CIR-Compagnie Industriali Riunite SpA                  125,408          483,127
Credito Emiliano SpA                                       188            2,671
ERG SpA                                                  9,420          257,243
Finmeccanica SpA                                        19,068          587,925
Fondiaria-Sai SpA                                       12,406          601,334
Geox SpA                                                32,460          599,716
Hera SpA                                               109,718          458,987
Ifil Investments SpA                                    64,218          692,970
Italcementi SpA                                         15,465          478,713
Mediaset SpA                                           189,035        1,954,331
Mediolanum SpA (a)                                      52,938          441,842
Milano Assicurazioni SpA                                85,520          712,629
Pirelli & C. Real Estate SpA                            10,389          604,450
RCS MediaGroup SpA (a)                                  75,530          421,544
Snam Rete Gas SpA                                      419,628        2,485,104
Societa Cattolica di Assicurazioni
 S.c.r.l. (a)                                           12,610          730,776
Terna SpA (a)                                          331,902        1,147,521
Unipol SpA                                             197,685          712,846
                                                                  -------------
Total Italy                                                          21,801,947
                                                                  -------------
Japan--14.2%
Advantest Corp.                                          1,500           65,225
Aioi Insurance Co., Ltd.                                50,000          324,305
Aisin Seiki Co., Ltd.                                   20,500          751,974
Ajinomoto Co., Inc.                                     41,000          471,768
All Nippon Airways Co., Ltd.                           164,000          622,827
Asahi Breweries Ltd.                                    45,100          697,891
Asahi Kasei Corp.                                      123,000          806,753
Bank of Yokohama Ltd. (The)                             44,000          307,834
Chiba Bank Ltd. (The)                                   81,000          717,551
Chugai Pharmaceutical Co., Ltd.                          4,600           82,505
Chugoku Electric Power Co., Inc. (The)                  32,800          648,059
Cosmo Oil Co., Ltd.                                     80,000          440,504
CSK Holdings Corp.                                       2,500           87,858
Dai Nippon Printing Co., Ltd.                           15,000          223,369
Daido Steel Co., Ltd.                                   32,000          217,920
Daikin Industries Ltd.                                  20,500          745,334
Daito Trust Construction Co., Ltd.                       1,000           47,532
Daiwa House Industry Co., Ltd.                          41,000          584,979
Electric Power Development Co.                          16,400          650,715
Fast Retailing Co., Ltd.                                16,000        1,136,240
Fuji Heavy Industries Ltd.                              97,000          463,420
Gunma Bank Ltd. (The)                                   22,000          147,682

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hankyu Hanshin Holdings, Inc.                          120,000    $     632,576
Hino Motors Ltd.                                        93,000          555,010
Hokkaido Electric Power Co., Inc.                       26,600          576,177
Hokuriku Electric Power Co.                             30,300          585,169
IBIDEN Co., Ltd.                                        12,300          792,809
JGC Corp.                                                1,000           18,705
JS Group Corp.                                          32,800          663,994
Kaneka Corp.                                            63,000          526,977
Keio Corp.                                              19,000          126,159
Kobe Steel Ltd.                                        365,000        1,383,214
Kubota Corp.                                            39,000          315,802
Lawson, Inc.                                             8,100          279,412
Marubeni Corp.                                         123,000        1,010,932
Marui Co., Ltd.                                            400            5,037
Matsushita Electric Works Ltd.                          41,000          523,228
Mitsubishi Gas Chemical Co., Inc.                        9,000           82,133
Mitsubishi UFJ Securities Co.                           41,000          459,152
Mitsui Trust Holdings, Inc.                             41,000          356,565
Mizuho Investors Securities Co., Ltd.                   42,000           90,805
NEC Corp.                                               12,000           61,994
Nikko Cordial Corp.                                     65,500          854,452
Nikon Corp.                                             38,000        1,058,504
Nippon Electric Glass Co., Ltd.                         47,500          836,572
Nippon Mining Holdings, Inc.                            82,000          784,841
Nippon Oil Corp.                                        82,000          760,938
Nippon Sheet Glass Co., Ltd.                            23,000          104,854
Nippon Yusen K.K.                                       82,000          750,978
Nisshin Seifun Group, Inc.                               2,500           24,677
Nitto Denko Corp.                                        1,700           85,623
NOK Corp.                                               24,600          517,916
Obayashi Corp.                                          25,000          136,038
OJI Paper Co., Ltd.                                    123,000          596,599
Olympus Corp.                                           31,000        1,207,417
Oracle Corp. Japan (a)                                  25,100        1,105,663
Osaka Gas Co., Ltd.                                    205,000          760,274
Sankyo Co., Ltd.                                        10,000          420,260
SBI Holdings, Inc.                                       1,082          343,012
Sega Sammy Holdings, Inc.                               42,700          689,797
Sekisui House, Ltd.                                     41,000          546,135
Shinko Securities Co., Ltd.                             27,000          139,487
Shiseido Co., Ltd.                                      41,000          873,153
Shizuoka Bank Ltd. (The)                                41,000          414,997
SUMCO Corp.                                             11,800          591,457
Sumitomo Metal Mining Co., Ltd.                         52,000        1,126,361
Sumitomo Titanium Corp.                                    600           55,970
Taisho Pharmaceutical Co., Ltd.                         39,000          772,137
TDK Corp.                                                3,200          308,871
Terumo Corp.                                            10,500          404,713
TOHO Gas Co., Ltd.                                       8,000           39,840
Tohoku Electric Power Co., Inc.                         31,100          696,316
Tokuyama Corp.                                           9,000          117,041
Tokyu Corp.                                            123,000          820,697
TonenGeneral Sekiyu K.K.                                80,000          779,303
Toppan Printing Co., Ltd.                               17,000          182,396
Toray Industries, Inc.                                  47,000          346,710
Toyo Seikan Kaisha Ltd.                                 23,700          456,747
Toyota Tsusho Corp.                                     28,700          662,335
Yamada Denki Co., Ltd.                                   8,200          855,225
Yamaha Motor Co., Ltd.                                  24,600          713,130
Yamato Holdings Co., Ltd.                               41,000          578,671
                                                                  -------------
Total Japan                                                          41,808,202
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Netherlands--1.9%
Fugro N.V.                                               3,756    $     238,669
Heineken Holding N.V.                                   13,346          691,237
Hunter Douglas N.V.                                      6,245          590,562
Koninklijke BAM Groep N.V.                              25,164          713,010
Koninklijke DSM N.V.                                       816           40,280
Koninklijke Vopak N.V.                                   4,121          234,869
Randstad Holding N.V.                                   11,623          923,795
SBM Offshore N.V.                                       16,416          627,429
SNS Reaal                                               17,207          389,252
Vedior N.V.                                             11,733          351,940
Wolters Kluwer N.V.                                     29,604          905,585
                                                                  -------------
Total Netherlands                                                     5,706,628
                                                                  -------------

New Zealand--1.5%
Contact Energy Ltd.                                     70,277          489,175
Fletcher Building Ltd.                                  86,549          825,763
Telecom Corp. of New Zealand Ltd. (a)                  893,208        3,167,320
                                                                  -------------
Total New Zealand                                                     4,482,258
                                                                  -------------
Norway--1.1%
Aker ASA Class A                                        14,425          973,251
Norske Skogindustrier ASA                               36,964          533,211
Orkla ASA                                                   30              569
Storebrand ASA                                          48,789          760,786
Wilh. Wilhelmsen ASA Class A                                 5              202
Yara International ASA                                  28,047          845,254
                                                                  -------------
Total Norway                                                          3,113,273
                                                                  -------------
Portugal--1.3%
Banco BPI, S.A.                                         45,977          408,580
Banco Espirito Santo, S.A.                              53,748        1,196,273
Brisa-Auto-estradas de Portugal S.A.                    57,387          771,165
PT Multimedia - Servicos de
 Telecomunicacoes e Multimedia, SGPS,
 S.A. (a)                                               67,273        1,082,090
Sonae SGPS, S.A.                                       114,185          323,846
                                                                  -------------
Total Portugal                                                        3,781,954
                                                                  -------------
Singapore--1.7%
City Developments Ltd.                                  36,899          417,374
Fraser and Neave Ltd.                                  122,402          436,164
Kepple Corp. Ltd.                                       82,000          670,176
SembCorp Industries Ltd.                               121,000          450,946
SembCorp Marine Ltd.                                   123,000          394,063
SIA Engineering Co., Ltd.                               49,000          152,499
Singapore Exchange Ltd.                                158,000        1,012,390
Singapore Press Holdings Ltd.                          202,000          612,822
Singapore Technologies Engineering Ltd.                123,000          289,516
StarHub Ltd.                                           226,809          453,781
                                                                  -------------
Total Singapore                                                       4,889,731
                                                                  -------------
Spain--4.6%
Acerinox S.A. (a)                                       15,039          368,440
Banco de Valencia S.A. (a)                               5,176          275,703
Banco Pastor S.A. (a)                                   11,132          228,221
Bankinter S.A.                                           5,243          470,174
Bolsas y Mercados Espanoles                             12,426          729,175

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

 Cementos Portland Valderrivas, S.A.                       523    $      65,266
 Cintra, Concesiones de Infraestructuras
  de Transporte, S.A. (a)                               15,918          253,677
 Corporacion Mapfre S.A.                               182,448          906,771
 Ebro Puleva S.A.                                       34,185          737,312
 Enagas                                                 29,120          720,883
 Fomento de Construcciones y Contratas
  S.A.                                                  18,405        1,664,168
 Gamesa Corp Tecnologica S.A.                           10,350          377,411
 Gestevision Telecinco S.A. (a)                         79,404        2,256,311
 Iberia Lineas Aereas de Espana                         70,396          351,771
 Indra Sistemas S.A.                                    27,019          675,804
 Metrovacesa S.A. (a)                                   10,502        1,163,045
 Promotora de Informaciones S.A. (a)                    12,618          278,113
 Red Electrica de Espana                                 9,369          440,082
 Sociedad General de Aguas de Barcelona
  S.A. Class A                                           8,219          301,814
 Vocento S.A.                                           15,512          332,891
 Zardoya-Otis S.A. (a)                                  22,991          903,570
                                                                  -------------
 Total Spain                                                         13,500,602
                                                                  -------------
 Sweden--3.8%
 AB SKF Class B                                         41,084          865,752
 AB Volvo Class A                                           85            1,748
 Alfa Laval AB                                           8,216          497,235
 Assa Abloy AB Class B                                  39,647          875,944
 Atlas Copco AB Class B                                 15,262          240,375
 Boliden AB                                             24,950          519,397
 Electrolux AB Series B                                 32,864          781,198
 Fabege AB                                              22,139          243,758
 Hexagon AB Class B                                     20,748          400,909
 Holmen AB Class B                                      20,216          856,435
 Investment AB Kinnevik Class B                         16,431          323,483
 Scania AB Class A (a)                                  23,784          601,780
 Scania AB Class B                                      30,984          759,102
 Securitas AB Class B                                   65,047        1,033,968
 Skanska AB Class B                                     49,295        1,060,347
 SSAB Svenskt Stal AB Series A                          15,916          655,701
 Svenska Cellulosa AB Class B                           61,911        1,038,290
 Swedish Match AB                                       16,431          317,492
 Tele2 AB Class B                                       11,347          185,746
                                                                  -------------
 Total Sweden                                                        11,258,660
                                                                  -------------
 Switzerland--1.9%
 Baloise Holding AG                                      4,579          452,445
 Ciba Specialty Chemicals Holding Inc.                  17,412        1,133,002
 Givaudan S.A.                                             492          485,738
 Kuehne + Nagel International AG                         6,087          560,227
 Lonza Group AG                                          2,321          213,238
 Nobel Biocare Holding AG                                  861          281,356
 Panalpina Welttransport (Holding) AG                    1,189          251,266
 Phonak Holding AG                                       1,696          152,219
 Schindler Holding AG                                    2,977          200,394
 SGS S.A.                                                  696          824,569
 Straumann Holding AG                                      369          103,571
 Swatch Group AG (The)                                   3,303          187,303
 Swatch Group AG (The) Class B                             829          236,065
 Vontobel Holding AG                                     6,520          374,517
                                                                  -------------
 Total Switzerland                                                    5,455,910
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

United Kingdom--19.0%
Admiral Group PLC                                       31,424    $     560,492
Alliance & Leicester PLC                               103,692        2,300,947
Amlin PLC                                              226,833        1,277,710
AMVESCAP PLC                                           129,815        1,683,836
Antofagasta PLC                                        113,415        1,397,157
Arriva PLC                                              30,380          420,575
Barratt Developments PLC                                20,418          406,789
Bradford & Bingley PLC                                 107,815          854,983
Bunzl PLC                                               60,256          840,821
Cable & Wireless PLC                                   378,920        1,478,677
Capita Group PLC                                       101,861        1,483,716
Carnival PLC                                            28,956        1,385,585
Close Brothers Group PLC                                46,752          807,625
DSG International PLC                                  320,820        1,021,515
Emap PLC                                                16,270          268,654
EMI Group PLC                                          124,472          669,288
Enterprise Inns PLC                                    109,578        1,514,778
FirstGroup PLC                                           4,973           66,650
Friends Provident PLC                                   72,157          259,432
George Wimpey PLC                                       35,182          355,054
GKN PLC                                                153,515        1,226,628
IMI PLC                                                 78,483          937,699
Imperial Chemical Industries PLC                       174,592        2,178,818
Intercontinental Hotels Group PLC                       47,458        1,184,503
ITV PLC                                                614,556        1,408,101
Kelda Group PLC                                         65,209        1,233,091
Kelda Group PLC Class B*                                82,708          331,882
Kingfisher PLC                                         532,054        2,417,854
LogicaCMG PLC                                          240,512          732,271
Meggitt PLC                                             68,724          424,684
Michael Page International PLC                          23,421          246,936
National Express Group PLC                               2,779           59,604
Next PLC                                                37,215        1,500,045
Northern Rock PLC                                       61,877        1,077,594
Pennon Group PLC                                        52,135          644,342
Persimmon PLC                                           72,728        1,689,727
Premier Foods PLC                                       21,127          122,714
Provident Financial PLC                                 31,525          444,332
Rentokil Initial PLC                                    12,965           41,750
Resolution PLC                                          38,399          482,281
Rexam PLC                                               79,782          798,351
Royal & Sun Alliance Insurance Group                    61,102          178,371
Sage Group PLC (The)                                    64,210          302,101
Scottish & Newcastle PLC                               196,700        2,527,726
Segro PLC                                               59,762          749,396
Severn Trent PLC                                        31,456          872,835
Signet Group PLC                                       243,094          507,240
Smith & Nephew PLC                                      55,043          683,595
Smiths Group PLC                                        66,958        1,591,942
St. James's Place PLC                                   77,044          660,044
Tate & Lyle PLC                                         98,201        1,118,119
Taylor Wimpley PLC                                      29,141          210,920
Tomkins PLC                                            213,407        1,113,239
Trinity Mirror PLC                                      71,917          763,297
United Utilities PLC                                   260,645        3,710,291
Whitbread PLC                                           42,167        1,496,604
Yell Group PLC                                         139,508        1,293,845
                                                                  -------------
Total United Kingdom                                                 56,017,056
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International MidCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $280,570,368)                                              $ 292,662,720
                                                                  =============
RIGHTS*--0.0%
Italy--0.0%
Unipol SpA, expiring 7/03/07
(Cost: $0)                                             192,872               --
                                                                  =============
TOTAL LONG-TERM INVESTMENTS
(Cost: $280,570,360)                                                292,662,720
                                                                  =============
SHORT-TERM INVESTMENT--0.2%
MONEY MARKET FUND--0.2%
United States--0.2%
Columbia Cash Reserves Fund, 4.96%(b)
(Cost: $679,565)                                       679,565          679,565
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--11.9%
MONEY MARKET FUNDS--11.9%(c)
AIM Liquid Assets Portfolio, 5.18%                       1,143            1,143
AIM Prime Portfolio, 5.22%                                  86               86
UBS Enhanced Yield Portfolio, 5.27%                 11,626,777       11,626,777
UBS Private Money Market Fund LLC, 5.25%            23,329,429       23,329,429
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $34,957,435)(d)                             34,957,435
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--111.6%
(Cost: $316,207,368)(e)                                             328,299,720


Liabilities in Excess of Cash, Foreign
Currency and Other Assets--(11.6)%                                  (34,034,516)
                                                                  -------------

NET ASSETS--100.0%                                                $ 294,265,204
                                                                  -------------

* Non-income producing. Security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Rate shown represents annualized 7-day yield as of June 30, 2007.

(c)   Interest rates shown reflect yields as of June 30, 2007.

(d) At June 30, 2007, the total market value of the Fund's securities on loan was $30,762,749 and the total market value of the collateral held by the Fund was $34,957,435.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Financial                                                                  19.4%
Industrial                                                                 15.2%
Consumer Cyclical                                                          14.9%
Consumer Non-Cyclical                                                      12.9%
Basic Materials                                                            11.9%
Communications                                                             10.2%
Utilities                                                                   7.3%
Energy                                                                      2.9%
Diversified                                                                 2.8%
Technology                                                                  2.0%
Other                                                                       0.5%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.5%
Australia--17.7%
A.B.C. Learning Centres Ltd.                            44,565    $     261,638
ABB Grain Ltd. (a)                                     189,339        1,461,781
Adelaide Bank Ltd. (a)                                 112,003        1,448,156
Adelaide Brighton Ltd. (a)                             553,884        1,724,589
Ansell Ltd. (a)                                        146,056        1,511,750
APN News & Media Ltd. (a)                              378,357        1,877,839
APN/UKA European Retail Trust                          714,283          739,317
Austereo Group Ltd. (a)                                848,712        1,404,093
Australian Agricultural Co., Ltd. (a)                  596,632        1,493,239
Australian Wealth Management Ltd.                      463,099        1,045,096
AWB Ltd. (a)                                           695,356        2,542,641
Bank of Queensland Ltd. (a)                            103,558        1,525,226
Bendigo Bank Ltd. (a)                                  159,616        2,058,357
Cabcharge Australia Ltd. (a)                           153,670        1,617,937
Candle Australia Ltd.                                  149,522          418,620
Coates Hire Ltd. (a)                                   172,260          849,105
Commander Communications Ltd.                          414,043          416,260
Consolidated Rutile Ltd.                             1,786,974          993,025
Corporate Express Australia Ltd. (a)                   226,130        1,319,919
Crane Group Ltd. (a)                                   132,974        1,903,192
CSR Ltd.                                             1,023,853        3,022,858
David Jones Ltd. (a)                                   570,589        2,696,368
Downer EDI Ltd.                                        243,678        1,521,580
Flight Centre Ltd. (a)                                 109,378        1,781,689
Funtastic Ltd. (a)                                     872,620        1,369,612
Futuris Corp., Ltd. (a)                                896,976        2,115,565
Great Southern Ltd.                                    408,547        1,039,834
Gunns Ltd.                                             488,269        1,354,589
GWA International Ltd. (a)                             550,028        2,062,566
Healthscope Ltd. (a)                                    87,222          387,016
Hills Industries Ltd.  (a)                             299,817        1,355,764
Iluka Resources Ltd.                                       174              909
Infomedia Ltd. (a)                                   1,222,124          642,847
Iress Market Technology Ltd. (a)                       218,470        1,712,634
JB Hi-Fi Ltd. (a)                                      149,431        1,371,730
John FairFax Holdings Ltd.                             108,510          432,682
Jubilee Mines NL (a)                                   176,344        2,386,284
Just Group Ltd. (a)                                    400,915        1,496,600
MacArthur Coal Ltd. (a)                                201,333        1,156,390
Mariner Financial Ltd.                                 487,947          318,760
MaxiTRANS Industries Ltd.                              210,952          112,752
MFS Ltd. (a)                                           321,220        1,580,634
Mincor Resources NL (a)                                360,109        1,435,928
Monadelphous Group Ltd.                                 88,663        1,095,980
Nufarm Ltd. (a)                                        135,113        1,587,624
Over Fifty Group Ltd.                                  259,332          488,438
Pacific Brands Ltd.                                    758,614        2,220,448
PaperlinX Ltd. (a)                                     442,035        1,395,084
Peet & Co., Ltd. (a)                                   282,012          985,747
Perilya Ltd.                                           257,349          954,124
Port Bouvard Ltd.                                       40,103           76,553
Primary Health Care Ltd. (a)                            70,181          756,178
Ramsay Health Care Ltd. (a)                            139,981        1,331,299
Ridley Corp., Ltd. (a)                                 461,511          454,193
Sedgman Ltd.                                           523,595        1,425,940
Seek Ltd. (a)                                          276,134        1,728,928
Seven Network Ltd. (a)                                 166,254        1,629,127
Sigma Pharmaceuticals Ltd. (a)                       1,056,942        1,901,025
Smorgon Steel Group Ltd. (a)                         1,245,535        2,831,988
Southern Cross Broadcasting Australia
 Ltd. (a)                                              124,583        1,691,140
Spotless Group Ltd. (a)                                284,896        1,172,273
STW Communications Group Ltd. (a)                      475,534        1,194,192

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Sunland Group Ltd. (a)                                 229,021    $     792,750
Symbion Health Ltd.                                    539,247        1,866,589
Ten Network Holdings Ltd. (a)                          584,048        1,342,822
Transfield Services Ltd. (a)                           142,971        1,347,606
United Group Ltd. (a)                                  142,933        2,019,052
Washington H. Soul Pattinson & Co.,
 Ltd. (a)                                              219,992        1,883,209
West Australian Newspapers Holdings
 Ltd. (a)                                              221,774        2,577,697
                                                                  -------------
Total Australia                                                      94,717,377
                                                                  -------------
Austria--0.3%
AT&S Austria Technologie &
 Systemtechnik AG                                        7,007          176,017
Flughafen Wien AG                                       11,014        1,087,657
Schoeller-Bleckmann Oilfield Equipment AG                2,395          167,001
Semperit AG Holding                                      9,186          394,516
                                                                  -------------
Total Austria                                                         1,825,191
                                                                  -------------
Belgium--1.5%
Barco N.V.                                              10,514          975,234
Cofinimmo                                                4,238          807,318
Cumerio N.V.                                            13,685          563,710
Econocom Group S.A./N.V. (a)                            29,330          356,109
Euronav N.V.                                            81,686        2,975,359
EVS Broadcast Equipment S.A.                             5,782          476,420
Melexis N.V.                                            23,783          429,446
Omega Pharma S.A.                                        3,220          279,322
Tessenderlo Chemie N.V.                                 20,783        1,274,028
                                                                  -------------
Total Belgium                                                         8,136,946
                                                                  -------------
Denmark--0.6%
A/S Dampskibsselskabat TORM                                 44            1,649
Amagerbanken A/S                                         1,875          119,608
Auriga Industries A/S Class B (a)                        7,502          240,981
Bang & Olufsen A/S Class B (a)                           3,700          442,507
FLSmidth & Co. A/S                                           7              551
Harboes Bryggeri A/S                                    12,650          492,437
NKT Holding A/S                                          9,277          924,299
Rella Holding A/S                                       25,100          482,850
Spar Nord Bank A/S                                      14,757          357,530
                                                                  -------------
Total Denmark                                                         3,062,412
                                                                  -------------
Finland--2.9%
Ahlstrom Oyj                                                51            1,498
Alma Media                                                 234            3,445
Amer Sports Oyj (a)                                     31,098          769,009
Aspo Oyj                                                58,380          536,935
Citycon Oyj                                             77,967          502,273
Elcoteq SE (a)                                          90,536          764,209
Elektrobit Corp. (a)                                   238,663          605,974
Finnair Oyj                                             31,098          552,292
HK Ruokatalo Oyj Class A                                19,454          511,284
KCI Konecranes Oyj                                      23,333          980,350
Kemira GrowHow Oyj  (a)                                 70,196        1,129,106
Lassila & Tikanoja Oyj                                  15,548          527,059
M-real Oyj Class B                                     139,068          910,919
Orion Oyj Class B                                      135,953        3,404,153

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Poyry Oyj                                               38,950    $     865,335
Stockmann Oyj Abp Class B                               15,548          661,448
Talentum Oyj                                           264,100        1,298,316
Technopolis PLC                                         46,815          440,053
Tietoenator Oyj                                         35,322        1,140,129
                                                                  -------------
Total Finland                                                        15,603,787
                                                                  -------------
France--1.5%
April Group                                              6,823          359,838
Bacou-Dalloz S.A.                                        2,320          353,089
Canal Plus S.A.                                        129,177        1,378,234
CFF RECYCLING                                            1,270           94,250
Groupe Steria SCA                                        4,986          332,180
Haulotte Group                                          10,184          424,999
Havas S.A.                                             176,006          998,361
Kaufman & Broad S.A.                                     6,157          476,552
Manitou BF S.A.                                         15,070          960,652
NRJ Group                                               44,579          769,435
Ste Industrielle d'Aviation Latecoere
 S.A. (a)                                               39,454        1,327,852
Trigano S.A.                                             5,136          304,162
                                                                  -------------
Total France                                                          7,779,604
                                                                  -------------
Germany--3.7%
AWD Holding AG                                          44,857        1,913,168
Beate Uhse AG                                           92,106          440,354
Bechtle AG                                              12,661          465,272
Comdirect Bank AG (a)                                  129,754        1,783,936
DAB Bank AG                                             33,950          370,478
Deutsche Wohnen AG                                      28,937        1,498,751
Douglas Holding AG                                      16,380        1,066,945
ElringKlinger AG                                         5,932          541,174
Gerry Weber International AG                            13,870          419,600
IDS Scheer AG                                           14,842          353,992
Indus Holding AG                                        11,596          476,094
Krones AG                                                2,320          540,177
Leoni AG                                                 8,736          407,045
Lloyd Fonds AG                                          24,861          569,114
MLP AG                                                  51,089          984,605
MPC Muenchmeyer Petersen Capital AG                     17,636        1,806,618
MVV Energie AG                                          30,745        1,295,092
Norddeutsche Affinerie AG                               27,687        1,223,489
Praktiker Bau- und Heimwerkermaerkte AG                 23,324          945,007
Sixt AG (a)                                              5,857          358,964
Software AG                                              8,169          798,212
Takkt AG                                                18,686          332,868
Techem AG                                               19,103        1,333,321
                                                                  -------------
Total Germany                                                        19,924,276
                                                                  -------------
Hong Kong--3.9%
Beijing Enterprises Holdings Ltd. (a)                  172,074          653,705
Champion REIT                                          347,000          198,846
China Power International Development Ltd.           2,550,622        1,393,105
China Travel International Investment
 Hong Kong Ltd.                                          1,533              804
Chong Hing Bank Ltd. (a)                               225,110          513,112
CITIC International Financial Holdings
 Ltd.                                                      986              832
Cross-Harbour Holdings Ltd.                            225,189          236,195
Dah Sing Banking Group Ltd.                            798,503        1,766,984
Dah Sing Financial Holdings Ltd.                       184,010        1,552,266
Fountain Set (Holdings) Ltd.                           750,364          288,901
Fubon Bank Ltd.                                        900,432          511,380
Guangzhou Investment Co., Ltd. (a)                   4,172,585        1,062,107
GZI Real Estate Investment Trust                     1,768,302          696,654

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hon Kwok Land Investment Co., Ltd.                     684,000    $     292,222
Hong Kong Aircraft Engineering Co. Ltd. (a)            119,229        1,813,317
Hongkong & Shanghai Hotels Ltd. (The)                   30,642           54,167
Hung Hing Printing Group Ltd.                              290              165
i-CABLE Communications Ltd.                                654              139
Industrial & Commercial Bank of China
 Ltd. (a)                                              731,364        1,554,800
Matsunichi Communication Holdings Ltd.                 708,000          466,391
Next Media Ltd.                                      4,164,000        1,422,106
Oriental Press Group Ltd. (a)                        4,181,017          812,897
Prosperity Real Estate Investment Trust              2,856,550          577,310
Raymond Industrial Ltd.                              1,322,481          272,349
Shanghai Industrial Holdings Ltd.                          248              952
Shaw Brothers (Hong Kong) Ltd.                         225,110          529,237
Singamas Container Holdings Ltd. (a)                   300,142          201,556
Sun Hung Kai & Co., Ltd. (a)                         1,172,189        1,091,538
Tianjin Development Holdings Ltd.                      312,074          339,701
Vitasoy International Holdings Ltd.                    750,364          345,529
Wing Lung Bank Ltd.                                    222,866        2,257,766
                                                                  -------------
Total Hong Kong                                                      20,907,033
                                                                  -------------
Ireland--0.8%
Abbey PLC                                               14,289          196,381
FBD Holdings PLC                                        12,943          554,995
FBD Holdings PLC Redemption Shares                      12,430           83,937
Fyffes PLC                                             273,901          325,527
Glanbia PLC                                            109,607          529,947
Greencore Group PLC                                    111,591          840,958
McInerney Holdings PLC                                  49,181          156,892
Paddy Power PLC                                         49,335        1,535,807
United Drug PLC                                         48,513          262,315
                                                                  -------------
Total Ireland                                                         4,486,759
                                                                  -------------
Italy--4.0%
AcegasAps SpA                                           51,621          628,497
Amplifon SpA                                            52,699          439,135
Arnoldo Mondadori Editore SpA                          193,372        1,893,399
Astaldi SpA                                             64,602          578,020
Autostrada Torino-Milano SpA (a)                        46,892        1,134,240
Azimut Holding SpA                                      39,104          670,711
Banca Intermobiliare SpA                                68,879          692,103
Banca Popolare dell'Etruria e del Lazio                 21,766          450,936
Banco di Desio e della Brianza SpA                      49,037          569,552
Brembo SpA                                              38,800          553,358
Caltagirone SpA                                         35,673          428,063
Cementir                                                59,226          842,270
COFIDE - Compagnia Finanziaria De
 Benedetti SpA                                         296,463          520,505
Credito Artigiano SpA                                  122,106          663,764
Cremonini SpA                                          313,986        1,047,413
Ergo Previdenza SpA                                    105,727          657,189
Fiera Milano SpA                                        47,584          513,474
Gewiss SpA                                              49,424          418,520
GranitiFiandre SpA                                      15,457          196,021
Gruppo Editoriale L'Espresso SpA (a)                   294,171        1,557,387
Monrif SpA                                             158,386          250,059
Navigazione Montanari SpA                              100,258          535,182
Panariagroup Industrie Ceramiche SpA                    54,818          538,971
Piccolo Credito Valtellinese Scarl (a)                  49,657          757,826

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Premafin Finanziaria SpA Holding Di
 Partecipazioni                                        151,812    $     507,449
Premuda SpA                                            328,602          682,998
Recordati SpA                                          133,407        1,113,468
Risanamento SpA (a)                                    141,110        1,039,593
Societa Iniziative Autostradali e Servizi
 SpA (a)                                                74,936        1,219,518
SOGEFI SpA                                              59,981          586,493
                                                                  -------------
Total Italy                                                          21,686,114
                                                                  -------------
Japan--22.3%
ABC-Mart, Inc.                                          45,500        1,038,989
ADEKA Corp.                                             37,500          397,486
Aica Kogyo Co., Ltd.                                     6,000           68,602
Aichi Steel Corp. (a)                                   75,000          411,150
Air Water, Inc.                                        117,000        1,224,997
Alpen Co., Ltd.                                         32,100          544,552
Alpine Electronics, Inc.                                30,000          458,885
AOC Holdings, Inc.                                      30,000          422,446
Arisawa Manufacturing Co., Ltd. (a)                    128,700        1,114,056
Asatsu-DK, Inc.                                         15,000          506,498
Awa Bank Ltd. (The)                                     75,000          378,963
Bank of Nagoya Ltd. (The)                               79,000          515,600
Best Denki Co., Ltd.                                    59,000          357,359
Bosch Corp.                                            208,000        1,029,094
Calsonic Kansei Corp.                                  152,000          624,025
Canon Electronics, Inc.                                 14,300          464,335
Cawachi Ltd.                                             2,900           85,712
Central Glass Co., Ltd.                                 75,000          418,438
Chuetsu Pulp & Paper Co., Ltd.                         527,000        1,156,460
Chukyo Bank Ltd. (The)                                 163,000          485,720
Circle K Sunkus Co., Ltd.                               22,500          391,716
Coca-Cola West Japan Co., Ltd.                          22,500          521,985
COMSYS Holdings Corp.                                   75,000          866,634
Daifuku Co., Ltd.                                       82,500        1,136,342
Daikoku Denki Co., Ltd.                                 46,100          750,322
Daio Paper Corp.                                       110,000          857,768
Daisan Bank Ltd. (The)                                 154,000          492,571
Daishi Bank Ltd. (The)                                  75,000          326,127
Disco Corp.                                              7,500          433,621
Ebara Corp. (a)                                        253,000        1,159,545
Ehime Bank Ltd. (The)                                  152,000          497,251
Eighteenth Bank Ltd. (The)                             126,000          525,446
Exedy Corp.                                             15,000          408,114
Ezaki Glico Co., Ltd. (a)                               75,000          815,013
FCC Co., Ltd.                                           15,700          322,276
Fuji Fire & Marine Insurance Co., Ltd.
 (The)                                                 212,000          846,318
Futaba Industrial Co., Ltd. (a)                         22,500          542,937
Gigas K's Denki Corp.                                   15,000          417,831
Gun-Ei Chemical Industry Co., Ltd.                     182,000          468,651
Gunze Ltd.                                              75,000          437,265
Hankyu Department Stores, Inc.                          75,000          796,793
Hanwa Co., Ltd.                                         68,000          334,783
Heiwa Corp.                                             30,000          367,788
Higo Bank Ltd. (The)                                    75,000          515,608
Hikari Tsushin, Inc.                                    20,400          855,678
Hitachi Cable Ltd.                                      75,000          438,479
Hitachi Koki Co., Ltd.                                  86,300        1,474,497
Hitachi Kokusai Electric, Inc.                          61,000          750,800
Hitachi Maxell Ltd.                                     37,500          436,961
Hitachi Software Engineering Co., Ltd.                  28,800          643,654
Hitachi Transport System Ltd.                           45,000          496,660
Hokkoku Bank Ltd. (The)                                 75,000          332,807
Hokuetsu Paper Mills Ltd. (a)                           78,000          425,701
HORIBA Ltd.                                             15,000          613,385
House Foods Corp.                                       31,600          484,382

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hyakugo Bank Ltd. (The)                                 75,000    $     507,713
Hyakujushi Bank Ltd. (The)                              75,000          416,616
Iida Home Max Co., Ltd. (a)                             21,100          344,277
Iino Kaiun Kaisha Ltd.                                  44,600          528,721
Itochu Enex Co., Ltd.                                   24,000          198,227
Izumiya Co., Ltd.                                       68,000          495,016
Japan Airport Terminal Co., Ltd. (a)                    36,500          573,088
Japan Foundation Engineering Co., Ltd.                  84,000          263,233
Kagome Co., Ltd. (a)                                    36,900          581,460
Kagoshima Bank Ltd. (The)                               75,000          565,408
Kamei Corp.                                             71,000          451,314
Kandenko Co., Ltd.                                      75,000          422,689
Kansai Paint Co., Ltd.                                 104,000          908,668
Kanto Natural Gas Development Ltd.                      70,000          476,699
Kasumi Co., Ltd.                                        96,000          516,167
Kato Sangyo Co., Ltd.                                   38,700          500,457
Katokichi Co., Ltd.                                     52,500          312,037
Kayaba Industry Co., Ltd. (a)                           85,000          409,531
Keihin Corp.                                            22,500          432,710
Keisei Electric Railway Co., Ltd.                       75,000          438,479
Keiyo Bank Ltd. (The)                                   75,000          436,657
Kintetsu World Express, Inc.                            16,000          541,560
Kobayashi Pharmaceutical Co., Ltd.                      15,000          499,210
Koei Co., Ltd. (a)                                      66,700        1,085,607
Koito Manufacturing Co., Ltd.                           77,000          930,896
Kojima Co., Ltd.                                        55,800          553,504
Kokuyo Co., Ltd.                                        47,500          556,176
Komeri Co., Ltd.                                        15,000          398,397
Komori Corp.                                            14,000          327,625
Konaka Co., Ltd.                                        54,800          520,066
Kyodo Printing Co., Ltd.                               135,000          479,898
Kyowa Exeo Corp.                                        75,000          869,064
Lion Corp. (a)                                          78,000          422,543
Maeda Corp.                                            109,000          482,797
Makino Milling Machine Co., Ltd.                        75,000        1,068,869
Maruzen Showa Unyu Co., Ltd.                           142,000          471,436
Matsui Securities Co., Ltd.                            142,300        1,270,958
Matsumotokiyoshi Co., Ltd.                              21,700          475,311
Meiji Dairies Corp.                                     75,000          476,740
Meiji Seika Kaisha Ltd. (a)                             75,000          341,917
Meitec Corp. (a)                                        15,000          428,762
Michinoku Bank Ltd. (The)                              146,000          475,258
Mie Bank Ltd. (The)                                     97,000          486,983
Minebea Co., Ltd.                                      156,000          880,457
MISUMI Group, Inc. (a)                                  30,000          507,713
Mitsuuroko Co., Ltd.                                    76,000          512,636
Miyazaki Bank Ltd. (The)                               110,000          472,975
Mochida Pharmaceutical Co., Ltd.                        70,000          659,217
Morinaga Milk Industry Co., Ltd.                       138,000          554,257
Musashino Bank Ltd. (The)                                7,500          364,387
Nabtesco Corp.                                          75,000        1,092,554
Nachi-Fujikoshi Corp. (a)                               75,000          384,429
Nagase & Co., Ltd.                                      75,000        1,000,243
NEC Fielding Ltd. (a)                                   24,000          303,365
Nichiha Corp.                                           12,000          149,836
Nichirei Corp.                                          75,000          385,643
Nidec Sankyo Corp.                                      13,000           92,741
Nifco, Inc.                                             21,400          467,007
Nihon Kohden Corp.                                       7,700          142,471
Nihon Yamamura Glass Co., Ltd.                         181,000          466,076
Nippon Chemical Industrial Co., Ltd.                   172,000          472,149
Nippon Kayaku Co., Ltd.                                162,000        1,280,311
Nippon Light Metal Co., Ltd.                           150,000          391,109
Nippon Paint Co., Ltd.                                  75,000          381,392
Nippon Parking Development Co., Ltd.                     8,466          609,440

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Nippon Shinyaku Co., Ltd.                               57,000    $     523,867
Nippon Suisan Kaisha Ltd.                               90,000          575,003
Nipro Corp.                                              8,000          164,217
Nishimatsuya Chain Co., Ltd.                            30,000          508,927
Nishi-Nippon Railroad Co., Ltd.                        150,000          544,152
Nissan Shatai Co., Ltd.                                137,000          803,174
Nissin Kogyo Co., Ltd.                                  22,000          611,037
NS Solutions Corp.                                      15,200          439,402
Obic Co., Ltd.                                           2,250          443,641
Ogaki Kyoritsu Bank Ltd. (The)                          75,000          375,926
Oita Bank Ltd. (The)                                    74,000          485,963
Okamura Corp.                                           69,000          683,882
Okasan Holdings, Inc.                                  157,000        1,041,200
OKUMA Holdings Corp.                                    57,000          900,498
Okumura Corp. (a)                                       75,000          383,214
OMC Card, Inc.                                         126,500          919,851
Onward Kashiyama Co., Ltd.                              72,000          917,090
OSG Corp. (a)                                           30,000          412,486
PanaHome Corp. (a)                                      75,000          460,950
Paramount Bed Co., Ltd.                                  9,300          142,631
Paris Miki, Inc. (a)                                    22,500          304,081
Point, Inc. (a)                                          7,500          443,945
QP Corp.                                                52,500          503,340
Rengo Co., Ltd.                                        160,000          787,724
Riken Corp.                                            105,000          557,755
Ryobi Ltd.                                              77,000          513,770
Ryoden Trading Co., Ltd.                                65,000          515,284
Ryosan Co., Ltd.                                        24,900          612,948
Ryoyo Electro Corp.                                     37,800          551,872
Sagami Railway Co., Ltd.                               150,000          493,137
Saibu Gas Co., Ltd.                                    149,000          326,969
Sakata INX Corp.                                        86,000          477,023
San-In Godo Bank Ltd. (The)                             75,000          714,806
Sankyo Seiko Co., Ltd.                                 106,000          476,376
Sankyu, Inc. (a)                                        75,000          366,816
Sanwa Shutter Corp.                                     75,000          433,621
Sanyo Chemical Industries Ltd.                          45,000          298,798
Sanyo Shokai Ltd.                                      123,000        1,056,747
Sanyo Special Steel Co., Ltd.                          147,000        1,074,869
Sato Shoji Corp.                                        57,000          523,867
Seikagaku Corp.                                         43,300          502,791
Sekisui Plastics Co., Ltd.                             142,000          486,384
Shiga Bank Ltd. (The)                                   75,000          512,571
Shimachu Co., Ltd.                                      15,000          403,255
Shindengen Electric Manufacturing Co.,
 Ltd.                                                   18,000           86,578
Shinkawa Ltd.                                           23,100          484,465
Shonai Bank Ltd. (The)                                 165,000          466,294
Showa Corp.                                             30,000          398,883
Sohgo Security Services Co., Ltd.                       22,500          393,538
SSP Co., Ltd. (a)                                      150,000          727,560
Starzen Co., Ltd.                                      199,000          467,306
Sumida Corp.                                            32,200          469,591
Sumitomo Osaka Cement Co., Ltd.                        150,000          397,182
Sumitomo Real Estate Sales Co., Ltd. (a)                 5,424          424,275
Sumitomo Warehouse Co., Ltd. (The)                      75,000          516,823
Sundrug Co., Ltd. (a)                                   22,500          490,101
Sysmex Corp.                                            15,000          552,654
Tadano Ltd.                                             70,000        1,042,390
Taiyo Yuden Co., Ltd.                                   14,000          323,657
Takagi Securities Co., Ltd.                             26,000          105,899
Takara Holdings, Inc. (a)                               75,000          499,210
TIS, Inc. (a)                                           22,600          517,900
Toa Corp.                                               63,000          487,696
Toda Corp.                                             147,000          780,858
Toho Pharmaceutical Co., Ltd.                           29,900          499,968

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Toho Zinc Co., Ltd.                                     13,000    $     119,163
Tokai Carbon Co., Ltd.                                  75,000          701,445
Tokai Rubber Industries, Inc.                           30,000          500,425
Tokai Tokyo Securities Co., Ltd.                       234,000        1,335,844
Tokyo Style Co., Ltd.                                   75,000          846,593
Tokyo Tomin Bank Ltd. (The) (a)                         15,000          500,425
Tokyu Store Chain Co., Ltd.                             90,000          469,331
Toppan Forms Co., Ltd.                                  36,600          440,700
Tori Holdings Co., Ltd.                              2,114,000          479,307
Toshiba Machine Co., Ltd.                               75,000          695,372
Toshiba TEC Corp.                                       75,000          444,552
Touei Housing Corp.                                     38,600          532,608
Toyo Ink Manufacturing Co., Ltd.                        75,000          285,437
Toyo Suisan Kaisha Ltd.                                 62,000        1,114,539
Toyobo Co., Ltd.                                       150,000          428,762
Toyota Auto Body Co., Ltd.                              30,000          496,781
Trans Cosmos, Inc.                                      42,900          821,560
Tsubakimoto Chain Co.                                   75,000          539,900
ULVAC, Inc. (a)                                         15,000          538,078
Uniden Corp.                                            70,000          511,276
Union Tool Co. (a)                                       7,500          276,327
Valor Co., Ltd.                                         23,000          261,671
Xebio Co., Ltd.                                         15,000          400,826
Yamatake Corp. (a)                                      22,500          685,048
Yamato Kogyo Co., Ltd.                                  22,500          890,927
Yamazaki Baking Co., Ltd.                               75,000          638,892
Yokohama Reito Co., Ltd.                                68,000          495,016
Yokohama Rubber Co., Ltd. (The)                        143,000        1,074,570
Yurtec Corp.                                            92,000          509,559
ZERIA Pharmaceutical Co., Ltd.                          55,000          475,647
                                                                  -------------
Total Japan                                                         119,321,497
                                                                  -------------
Netherlands--2.0%
Arcadis N.V.                                             8,244          701,438
Beter Bed Holding N.V.                                     532           18,005
CSM N.V.                                                 8,744          309,992
Heijmans N.V.                                           13,221          781,362
Imtech N.V.                                             11,132          966,106
Koninklijke Wessanen N.V.                               70,256        1,168,025
Macintosh Retail Group N.V.                             11,659          519,620
Nutreco Holding N.V.                                    22,126        1,618,125
OCE N.V.                                                61,932        1,207,794
Smit Internationale N.V.                                10,118          793,929
Stork N.V.                                              14,819          960,663
Ten Cate N.V.                                            9,714          372,455
Univar N.V.                                              9,036          478,380
Wegener N.V.                                            32,024          843,375
                                                                  -------------
Total Netherlands                                                    10,739,269
                                                                  -------------
New Zealand--3.8%
Air New Zealand Ltd.                                   938,922        1,914,961
Auckland International Airport Ltd.                  1,077,917        2,731,403
CanWest MediaWorks (NZ) Ltd.                           443,934          799,099
Fisher & Paykel Appliances Holdings Ltd.               271,688          730,426
Fisher & Paykel Healthcare Corp.                       286,356          745,526
Freightways Ltd.                                       151,081          458,700
Hallenstein Glasson Holdings Ltd.                       93,877          337,240
Infratil Ltd.                                          278,439          686,194
Mainfreight Ltd.                                       103,933          594,171
New Zealand Refining Co., Ltd. (The)                   415,906        2,409,811
Nuplex Industries Ltd.                                  86,999          482,575
PGG Wrightson Ltd.                                     270,888          359,952
Port of Tauranga Ltd.                                  112,543          612,093

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Pumpkin Patch Ltd.                                     137,578    $     356,058
Sanford Ltd.                                           110,455          366,928
Sky City Entertainment Group Ltd.                      431,421        1,693,134
Trustpower Ltd.                                         73,199          475,019
Vector Ltd.                                          1,232,164        2,589,189
Warehouse Group Ltd. (The)                             458,984        2,152,349
                                                                  -------------
Total New Zealand                                                    20,494,828
                                                                  -------------
Norway--2.6%
ABG Sundal Collier ASA                                 835,222        2,177,727
Acta Holding ASA                                       528,063        2,771,585
Aker Yards ASA                                         110,255        1,922,721
BW Gas ASA                                              44,500          582,022
Camillo Eitzen & Co. ASA                                22,659          234,019
EDB Business Partner ASA                                30,000          274,281
Ekornes ASA                                             37,265          848,602
Expert ASA                                              15,007          403,991
Hafslund ASA Class B                                    15,007          392,557
ProSafe ASA                                                 10              160
Schibsted ASA                                                8              366
Solstad Offshore ASA                                         7              188
Sparebanken 1 SR Bank                                   29,055          809,222
Sparebanken Midt-Norge                                  73,024          865,455
Sparebanken Nord-Norge                                  27,389          651,528
Tomra Systems ASA (a)                                   27,410          239,928
Veidekke ASA                                           160,990        1,703,569
                                                                  -------------
Total Norway                                                         13,877,921
                                                                  -------------
Portugal--0.9%
Banif SGPS S.A.                                        131,070        1,076,261
Corticeira Amorim-Industria S.A.                        53,737          145,875
Finibanco Holding, SGPS, S.A.                           43,052          284,905
Mota-Engil, SGPS, S.A.                                  81,430          780,825
SAG Gest-Solucoes Automovel Globais, SGPS,
 S.A.                                                  210,907          529,803
Semapa-Sociedade de Investimento e Gestao,
 SGPS, S.A.                                            103,916        1,872,186
                                                                  -------------
Total Portugal                                                        4,689,855
                                                                  -------------
Singapore--4.7%
Ascott Group Ltd. (The)                                158,000          189,048
Cerebos Pacific Ltd.                                   208,000          549,426
China Merchants Holdings Pacific Ltd.                  537,000          321,263
Creative Technology Ltd. (a)                           146,000          735,035
CSE Global Ltd.                                        103,000           84,181
Guocoland Ltd. (a)                                     416,458        1,323,342
Hotel Properties Ltd.                                  298,000        1,169,048
HTL International Holdings Ltd.                        930,000          553,336
Jardine Cycle & Carriage Ltd.                              900            9,239
Jaya Holdings Ltd.                                   1,712,000        1,958,874
Keppel Land Ltd.                                           880            5,034
Keppel Telecommunications & Transportation
 Ltd.                                                  238,538          514,679
Kim Eng Holdings Ltd.                                    3,000            4,021
Labroy Marine Ltd.                                     776,000        1,334,388
MobileOne Ltd.                                       1,237,800        1,780,483
OSIM International Ltd.                                924,000          428,939
Parkway Holdings Ltd.                                  667,000        1,744,418
Raffles Education Corp., Ltd.                          899,000        1,340,168
Singapore Airport Terminal Services
 Ltd. (a)                                              938,000        1,901,205
Singapore Petroleum Co., Ltd.                          514,000        1,932,394
Singapore Post Ltd.                                  2,362,000        1,961,319
Singapore Reinsurance Corp., Ltd.                      747,000          178,270
Singapore Shipping Corp., Ltd.                         178,000           62,846
SMRT Corp. Ltd.                                      1,825,000        2,350,682

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Straits Trading Co., Ltd.                              293,000    $     881,232
UOB-Kay Hian Holdings Ltd.                             735,000        1,038,020
WBL Corp., Ltd.                                        225,000          732,616
                                                                  -------------
Total Singapore                                                      25,083,506
                                                                  -------------
Spain--0.6%
Campofrio Alimentacion S.A.                             35,684          708,438
Europistas, Concesionaria Espanola S.A.                 46,329          484,289
Grupo Duro Felguera S.A.                                29,962          317,652
Grupo Empresarial Ence S.A. (a)                         60,788          708,499
Prosegur Cia de Seguridad S.A.                          18,168          696,354
Tubacex S.A.                                            16,457          138,913
Tubos Reunidos, S.A.                                    11,368          288,791
                                                                  -------------
Total Spain                                                           3,342,936
                                                                  -------------
Sweden--4.7%
Aarhuskarlshamn AB                                       1,200           29,750
Axfood AB                                               57,066        2,022,259
Brostrom AB Class B                                     89,500          949,531
Cardo AB                                                15,007          655,457
Clas Ohlson AB Class B (a)                              30,010          667,404
D. Carnegie & Co. AB (a)                               138,331        2,425,816
Eniro AB                                               173,432        2,206,722
Fabege AB                                                   92            1,013
Hakon Invest AB                                         72,000        1,325,614
Haldex AB                                               33,200          757,715
Hoganas AB Class B                                      22,509          667,996
Intrum Justitia AB                                      59,029          787,662
Invik & Co. AB (a)                                      36,400        1,231,523
JM AB                                                        5              152
Kungsleden Fastighets AB                               288,230        3,604,347
L E Lundbergforetagen AB Class B                        11,257          824,099
Meda AB Class A                                             20              316
NCC AB Class B                                          61,510        1,663,960
Nibe Industrier AB Class B (a)                          60,029        1,203,696
Nobia AB                                                67,527          841,970
Peab AB                                                     10              312
Ratos AB Class B                                            32            1,020
SSAB Svenskt Stal AB Series B                           36,222        1,383,971
Trelleborg AB Class B                                   74,622        2,062,193
                                                                  -------------
Total Sweden                                                         25,314,498
                                                                  -------------
Switzerland--0.5%
Bellevue Group AG                                       14,064        1,101,619
Kudelski S.A.                                            8,185          287,170
Rieter Holding AG                                        2,265        1,183,692
Swiss Steel AG                                           3,362          294,888
                                                                  -------------
Total Switzerland                                                     2,867,369
                                                                  -------------
United Kingdom--20.5%
Aberdeen Asset Management PLC                          490,666        1,929,516
Aero Inventory PLC                                      21,991          209,909
Alphameric PLC                                         340,764          280,313
ATH Resources PLC                                       69,689          284,814
Atkins WS PLC                                           67,130        1,376,492
Avon Rubber PLC                                        130,242          466,440
Babcock International Group PLC                        158,716        1,719,574
BBA Aviation PLC                                        75,010          410,478
Blacks Leisure Group PLC                               132,457          829,155
Bloomsbury Publishing PLC                              132,363          525,821
Bodycote International PLC                             257,420        1,412,557

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Bovis Homes Group PLC                                  111,297    $   1,994,074
Brit Insurance Holdings PLC                            432,837        2,989,542
Britvic PLC                                             82,971          644,650
Burren Energy PLC                                       85,124        1,395,341
Capital & Regional PLC                                  64,743        1,510,702
Carillion PLC                                          213,435        1,725,746
Carpetright PLC                                         91,174        2,067,073
Centaur Media PLC                                      181,571          484,512
Charles Taylor Consulting PLC                           69,010          539,294
Communisis PLC                                          63,650           84,604
Cranswick PLC                                           69,171        1,178,252
Croda International PLC                                138,284        1,767,330
Dairy Crest Group PLC                                  117,247        1,600,797
Davis Service Group PLC                                141,247        1,764,107
Dawnay Day Treveria PLC                                184,548          279,150
Dawson Holdings PLC                                    261,720          553,982
De La Rue PLC                                          119,483        1,867,454
Devro PLC                                              254,254          571,337
Domestic & General Group PLC                             8,730          238,210
DS Smith PLC                                           492,095        2,290,568
Electrocomponents PLC                                  692,284        3,680,752
Euromoney Institutional Investor PLC                   109,407        1,437,781
F&C Asset Management PLC                               606,802        2,243,163
Filtrona PLC                                           213,060        1,114,635
Findel PLC                                             114,263        1,656,341
FKI PLC                                                576,120        1,462,210
Forth Ports PLC                                         37,466        1,386,884
GCAP Media PLC                                         194,965          760,821
Go-Ahead Group PLC                                      36,759        1,932,285
Greggs PLC                                              15,278        1,502,609
Halfords Group PLC                                     215,328        1,678,409
Halma PLC                                              347,584        1,678,929
HMV Group PLC                                          757,449        1,812,250
Homeserve PLC                                           42,767        1,541,067
IG Group Holdings PLC                                  264,558        1,569,828
Intermediate Capital Group PLC                          52,004        1,623,501
Interserve PLC                                          73,724          702,601
J D Wetherspoon PLC                                     38,456          428,602
Jardine Lloyd Thompson Group PLC                       306,754        2,555,678
Johnson Service Group PLC                               70,087          485,135
Kensington Group PLC                                    24,261          223,301
Kier Group PLC                                          33,235        1,368,294
Laird Group PLC                                        143,666        1,575,253
London Scottish Bank PLC                               263,895          529,465
Metalrax Group PLC                                     243,648          354,411
Misys PLC                                              458,945        2,159,283
Mitie Group PLC                                        299,047        1,583,980
MJ Gleeson Group PLC                                    62,908          508,332
N Brown Group PLC                                      270,035        1,652,442
Northern Foods PLC                                     606,422        1,447,865
Northgate PLC                                           64,193        1,322,709
Pendragon PLC                                          854,106        1,353,771
Premier Farnell PLC                                    490,531        1,968,352
PZ Cussons PLC                                         377,532        1,234,661
Rank Group PLC                                         339,221        1,267,609
Redrow PLC                                             143,498        1,469,765
Renishaw PLC                                            72,218          868,642
Restaurant Group PLC                                   226,576        1,500,148
Rotork PLC                                              86,731        1,588,735
Savills PLC                                            118,670        1,409,513
Spectris PLC                                           103,553        1,882,336
Spirax-Sarco Engineering PLC                            74,711        1,504,959
SSL International PLC                                  186,909        1,637,832
Stagecoach Group PLC                                   639,617        2,345,220
T. Clarke PLC                                          113,242          483,942

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International SmallCap Dividend Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Taylor Nelson Sofres PLC                               274,557    $   1,305,531
Topps Tiles PLC                                        217,954          995,932
Ultra Electronics Holdings PLC                          66,210        1,438,661
Unite Group PLC                                        136,311        1,100,786
UTV PLC                                                 66,402          532,902
Vantis PLC                                              71,445          298,155
Victrex PLC                                             84,790        1,218,897
VT Group PLC                                           134,322        1,584,641
Wagon PLC                                              334,938          567,842
Woolworths Group PLC                                 1,947,524        1,045,232
                                                                  -------------
Total United Kingdom                                                109,574,674
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $514,494,301)                                                533,435,852
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--17.0%
MONEY MARKET FUNDS(b)--17.0%
UBS Enhanced Yield Portfolio, 5.27%                 22,383,650       22,383,650
UBS Private Money Market Fund LLC, 5.25%            68,885,603       68,885,603
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED (Cost: $91,269,253)(c)                            91,269,253
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--116.5%
(Cost: $605,763,554)(d)                                             624,705,105


Liabilities in Excess of Cash, Foreign
 Currency and Other Assets--(16.5)%                                 (88,480,378)
                                                                  -------------

NET ASSETS--100.0%                                                $ 536,224,727
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $80,655,679 and the total market value of the collateral held by the Fund was $91,269,253.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 6/30/07+

Industrial                                                                 24.9%
Financial                                                                  17.8%
Consumer Non-Cyclical                                                      17.6%
Consumer Cyclical                                                          16.3%
Communications                                                              8.5%
Basic Materials                                                             7.6%
Technology                                                                  2.2%
Diversified                                                                 1.7%
Energy                                                                      1.6%
Utilities                                                                   1.3%
Other                                                                       0.5%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Real Estate Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.2%
Australia--34.0%
Abacus Property Group                                   50,144    $      84,234
ALE Property Group                                      10,658           40,238
APN/UKA European Retail Trust                           49,664           51,405
Aspen Group                                             21,472           46,635
Australand Property Group                               97,886          176,889
Babcock & Brown Japan Property Trust                    46,246           69,446
Bunnings Warehouse Property Trust                       22,102           43,316
Centro Properties Group                                 54,448          392,646
Centro Retail Group                                    116,464          167,480
Centro Shopping America Trust                          118,364          121,006
CFS Retail Property Trust                              170,392          310,805
Charter Hall Group                                      19,652           47,351
Commonwealth Property Office Fund                      157,860          224,330
DB RREEF Trust                                         285,026          475,169
FKP Property Group                                      17,772          110,068
Goodman Group                                          116,068          661,733
GPT Group                                              183,284          724,622
ING Industrial Fund                                    104,882          208,218
ING Office Fund                                        108,154          160,576
ING Real Estate Community Living Group                  61,474           70,148
Investa Property Group                                 135,926          336,733
Lend Lease Corp. Ltd.                                   22,018          346,329
Macquarie CountryWide Trust                            131,212          224,867
Macquarie DDR Trust                                    100,030          106,506
Macquarie Leisure Trust Group                           16,092           45,053
Macquarie Office Trust                                 231,916          328,585
Macquarie ProLogis Trust                               115,330          139,920
Mirvac Group                                            92,524          447,435
Mirvac Industrial Trust                                 46,436           40,775
Multiplex Group                                         76,408          318,937
Reckson New York Property Trust                         57,208           56,544
Rubicon America Trust                                   76,916           72,107
Rubicon Europe Trust Group                              81,070           68,780
Stockland                                              108,472          750,025
Sunland Group Ltd.                                      25,092           86,855
Tishman Speyer Office Fund                              22,546           45,333
Valad Property Group                                    36,736           61,866
Westfield Group                                        143,172        2,424,484
                                                                  -------------
Total Australia                                                      10,087,449
                                                                  -------------
Belgium--0.4%
Cofinimmo                                                  630          120,012
                                                                  -------------
Bermuda--3.6%
Chinese Estates Holdings Ltd.                           74,720          117,558
Great Eagle Holdings Ltd.                               10,002           35,055
Hongkong Land Holdings Ltd.                             80,664          362,988
Hopson Development Holdings Ltd.                        40,386          113,390
K Wah International Holdings Ltd.                       50,412           19,732
Kerry Properties Ltd.                                   48,798          306,474
Midland Holdings Ltd.                                   28,096           17,682
Neo-China Group Holdings Ltd.                          128,378           21,840
Pacific Century Premium Developments Ltd.              124,536           40,620
SRE Group Ltd.                                          54,092           20,965
                                                                  -------------
Total Bermuda                                                         1,056,304
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Cayman Islands--0.6%
Far East Consortium (a)                                 88,990    $      36,767
HKR International Ltd.                                  57,134           42,095
New World China Land Ltd.                               61,056           51,935
Tomson Group Ltd.*                                     112,120           40,586
                                                                  -------------
Total Cayman Islands                                                    171,383
                                                                  -------------
Denmark--0.1%
Nordicom A/S                                                96           14,809
                                                                  -------------
Finland--0.5%
Citycon Oyj                                              6,220           40,070
Sponda Oyj                                               5,920           86,109
Technopolis PLC                                          1,710           16,074
                                                                  -------------
Total Finland                                                           142,253
                                                                  -------------
France--6.0%
Acanthe Developpement S.A.                              22,144          101,682
Gecina S.A.                                              2,870          480,634
Icade                                                    3,734          288,961
Klepierre                                                1,674          284,705
Mercialys                                                1,524           52,609
Societe de la Tour Eiffel                                  468           68,894
Societe Immobiliere de Location pour
 l'Industrie et le Commerce                                822          132,663
Unibail-Rodamco                                          1,452          372,884
                                                                  -------------
Total France                                                          1,783,032
                                                                  -------------
Germany--0.9%
Deutsche Euroshop AG                                       936           66,366
Deutsche Wohnen AG                                       1,668           86,392
DIC Asset AG                                             1,062           37,578
IVG Immobilien AG                                        2,162           85,086
                                                                  -------------
Total Germany                                                           275,422
                                                                  -------------
Guernsey--0.3%
Mapeley Ltd.                                             1,800          101,337
                                                                  -------------
Hong Kong--19.0%
Cheung Kong (Holdings) Ltd.                             79,140        1,036,587
GZI Real Estate Investment Trust                        95,528           37,635
Hang Lung Group Ltd.                                    41,912          189,244
Hang Lung Properties Ltd.                              160,724          554,051
Henderson Investment Ltd.                               79,140          113,984
Henderson Land Development Co., Ltd.                    76,720          522,562
Hysan Development Co., Ltd.                             43,970          116,985
Kowloon Development Co., Ltd.                           61,474          122,824
Link REIT (The)                                        106,232          235,078
New World Development Co., Ltd.                        121,754          304,623
Prosperity Real Estate Investment Trust                185,706           37,531
Shun TAK Holdings Ltd.                                  12,170           17,902
Sino Land Co. Ltd.                                     182,630          380,309
Sun Hung Kai Properties Ltd.                           103,488        1,245,632
Swire Pacific Ltd. Class A                               7,534           83,744
Swire Pacific Ltd. Class B                              35,366           75,908
Wharf Holdings Ltd.                                    121,754          486,680
Wheelock & Co., Ltd.                                    27,878           71,853
                                                                  -------------
Total Hong Kong                                                       5,633,132
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Italy--1.4%
Aedes SpA                                                4,406    $      32,966
Beni Stabili SpA                                       106,466          155,434
Immobiliare Grande Distribuzione                         7,402           30,390
Pirelli & C Real Estate SpA                              2,900          168,727
Risanamento SpA*                                         5,254           38,708
                                                                  -------------
Total Italy                                                             426,225
                                                                  -------------
Japan--10.7%
Advance Residence Investment Corp.                           6           28,082
Aeon Mall Co., Ltd.                                        606           18,598
Ardepro Co., Ltd.                                          174           54,175
BLife Investment Corp.                                       6           34,107
Creed Office Investment Corp.                                6           31,920
Crescendo Investment Corp.                                   6           34,447
DA Office Investment Corp.                                   6           39,354
Diamond City Co., Ltd.                                     606           14,623
eASSET Investment Corp.                                      6           30,123
Frontier Real Estate Investment Corp.                        6           53,443
Fukuoka REIT Corp.                                           6           54,901
Global One Real Estate Investment Corp.                      6           73,849
Japan Hotel and Resort, Inc.                                 6           32,601
Japan Logistics Fund, Inc.                                   6           55,873
Japan Prime Realty Investment Corp.                         30          116,847
Japan Real Estate Investment Corp.                          18          211,345
Japan Retail Fund Investment Corp.                          18          155,958
Japan Single-Residence REIT, Inc.                            6           24,924
Joint Corp.                                                546           17,110
Joint REIT Investment Corp.                                  6           28,471
Kenedix Realty Investment Corp.                             12           89,688
Kenedix, Inc.                                               10           18,624
LCP Investment Corp.                                         6           24,535
Leopalace21 Corp.                                        3,038          103,567
Meiwa Estate Co., Ltd.                                   2,432           33,518
MID REIT, Inc.                                               6           30,268
Mitsubishi Estate Co., Ltd.                              6,082          164,984
Mitsui Fudosan Co., Ltd.                                 6,082          170,401
Mori Hills REIT Investment Corp.                             6           58,788
Mori Trust Sogo REIT, Inc.                                   6           68,019
New City Residence Investment Corp.                         12           66,561
Nippon Building Fund, Inc.                                  18          249,241
Nippon Commercial Investment Corp.                           6           26,042
Nippon Residential Investment Corp.                         12           69,477
Nomura Real Estate Holdings, Inc.                          588           19,093
Nomura Real Estate Office Fund, Inc.                        12          129,236
NTT Urban Development Corp.                                 12           23,224
Orix JREIT, Inc.                                            12           95,421
Pacific Management Corp.                                     6           11,077
Premier Investment Co.                                       6           57,816
Prospect Residential Investment Corp.                       12           42,269
re-plus residential investment, Inc.                         6           25,118
Sumitomo Real Estate Sales Co., Ltd.                       240           18,773
Suncity Co., Ltd.                                           48           30,783
Suruga Corp.                                               900           21,062
TOC Co., Ltd.                                            3,038           31,242
Toho Real Estate Co., Ltd.                               2,372           17,210
Tokyu Land Corp.                                         6,082           64,664
Tokyu Livable, Inc.                                        258            5,212
Tokyu REIT, Inc.                                             6           57,816
Top REIT, Inc.                                              12           73,946
United Urban Investment Corp.                               12           90,077
Urban Corp.                                              4,868           88,495
                                                                  -------------
Total Japan                                                           3,186,998
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Luxembourg--0.5%
GAGFAH S.A.                                              5,740    $     125,197
Orco Property Group                                        108           17,109
                                                                  -------------
Total Luxembourg                                                        142,306
                                                                  -------------
Netherlands--1.0%
Eurocommercial Properties N.V. Class A                   2,066          106,922
VastNed Offices/N.V.                                     2,060           76,230
VastNed Retail N.V.                                      1,422          124,121
                                                                  -------------
Total Netherlands                                                       307,273
                                                                  -------------
New Zealand--0.7%
AMP NZ Office Trust                                     36,388           37,107
Goodman Property Trust                                  40,848           47,020
ING Property Trust                                      56,690           54,307
Kiwi Income Property Trust                              64,146           81,767
                                                                  -------------
Total New Zealand                                                       220,201
                                                                  -------------
Norway--0.2%
NorGani Hotels ASA                                       3,698           44,140
                                                                  -------------
Singapore--7.7%
Allco Commercial Real Estate Investment
 Trust                                                  41,532           33,129
Allgreen Properties Ltd.                               414,462          566,364
Ascendas Real Estate Investment Trust                   92,956          178,686
Cambridge Industrial Trust                              57,880           35,762
CapitaCommercial Trust                                  50,768           97,257
CapitaLand Ltd.                                         34,988          185,297
CapitaMall Trust                                        80,496          222,101
CDL Hospitality Trusts                                  13,840           22,261
City Developments Ltd.                                  24,348          275,406
Fortune Real Estate Investment Trust                    90,226           76,170
Frasers Centrepoint Trust                               31,914           35,890
GuocoLand Ltd.                                          12,170           38,672
Keppel Land Ltd.                                         6,082           34,795
Macquarie MEAG Prime Real Estate
 Investment Trust                                       84,828           68,774
Mapletree Logistics Trust                               46,586           43,252
Singapore Land Ltd.                                     24,492          182,555
Suntec Real Estate Investment Trust                     61,444           77,937
United Industrial Corp., Ltd.                           24,264           55,526
Wheelock Properties S Ltd.                               8,844           20,007
Wing Tai Holdings Ltd.                                  18,260           47,517
                                                                  -------------
Total Singapore                                                       2,297,358
                                                                  -------------
Spain--1.5%
Astroc Mediterraneo S.A.                                 2,396           31,874
Metrovacesa S.A.                                         3,494          386,943
Renta Corp. Real Estate S.A.                               882           34,544
                                                                  -------------
Total Spain                                                             453,361
                                                                  -------------
Sweden--2.5%
Castellum AB                                             7,648           92,293
Fabege AB                                               14,608          160,839
Hufvudstaden AB Class A                                  6,190           71,313
Klovern AB                                               9,816           38,936

                      See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Kungsleden  Fastighet AB                                22,522    $     281,640
Wallenstam Byggnads AB Class B                           1,826           42,606
Wihlborgs Fastigheter AB                                 3,158           55,840
                                                                  -------------
Total Sweden                                                            743,467
                                                                  -------------
Switzerland--0.3%
Allreal Holding AG                                         564           63,183
Intershop Holdings                                         138           35,131
                                                                  -------------
Total Switzerland                                                        98,314
                                                                  -------------

United Kingdom--7.3%
Big Yellow Group PLC                                     1,800           18,996
British Land Co. PLC                                    13,200          354,883
Brixton PLC                                              8,400           73,902
Capital & Regional PLC                                   1,800           42,001
Daejan Holdings PLC                                        600           47,924
Derwent London PLC                                       1,800           66,270
DTZ Holdings PLC                                         1,800           18,779
Erinaceous Group PLC                                     7,800           33,646
Grainger PLC                                             1,800           20,387
Great Portland Estates PLC                               3,600           47,851
Hammerson PLC                                            6,600          189,889
Helical Bar PLC                                          1,800           16,721
Land Securities Group PLC                               18,600          650,454
Liberty International PLC                                6,600          151,620
Quintain Estates & Development PLC                       2,400           39,027
Savills PLC                                              1,200           14,253
Segro PLC                                               19,800          248,286
Shaftesbury PLC                                          2,400           28,410
St. Modwen Properties PLC                                3,000           35,452
UNITE Group PLC                                          1,800           14,536
Warner Estate (Holdings) PLC                             2,400           31,684
Workspace Group PLC                                      3,600           28,909
                                                                  -------------
Total United Kingdom                                                  2,173,880
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $30,362,081)                                                  29,478,656
                                                                  =============
RIGHTS*--0.0%
Singapore--0.0%
Allco Commercial Real Estate Investment
 Trust, expiring on 7/12/07
(Cost: $0)                                              11,068            1,085
                                                                  =============
TOTAL LONG-TERM INVESTMENTS
(Cost: $30,362,081)                                                  29,479,741
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Real Estate Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED --0.1%
MONEY MARKET FUND(b) --0.1%
AIM Liquid Assets Portfolio, 5.18%
(Cost: $19,800)(c)                                      19,800    $      19,800
                                                                  =============


TOTAL INVESTMENTS IN SECURITIES --99.3%
(Cost: $30,381,882)(d)                                               29,499,541


Cash, Foreign Currency and Other Assets
in Excess of Liabilities --0.7%                                         205,994
                                                                  -------------

 NET ASSETS--100.0%                                               $  29,705,535
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $18,183 and the total market value of the collateral held by the Fund was $19,800.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund

Sector Breakdown*
% of the Fund's Net Assets as of 06/30/07+

Real Estate Management & Development                                       42.5%
Retail REITS                                                               22.6%
Diversified REITS                                                          15.4%
Office REITS                                                               11.3%
Industrial REITS                                                            5.8%
Residential REITS                                                           1.1%
Specialized REITS                                                           0.5%
Other                                                                       0.8%

*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Basic Materials Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.8%
Australia--20.6%
Alumina Ltd. (a)                                        99,329    $     656,469
Ausdrill Ltd.                                           12,920           28,390
Auspine Ltd.                                             2,044           10,700
BHP Billiton Ltd.                                      143,317        4,259,304
BlueScope Steel Ltd. (a)                               104,571          917,345
Consolidated Rutile Ltd.                                65,542           36,422
Energy Resources of Australia Ltd.                       7,548          122,823
Equigold NL                                             18,089           28,391
Great Southern Plantations Ltd. (a)                     35,579           90,556
Gunns Ltd. (a)                                          45,554          126,379
Iluka Resources Ltd. (a)                                20,231          105,730
Incitec Pivot Ltd.                                         302           20,420
Independence Group NL                                    8,320           49,058
Jubilee Mines NL (a)                                    17,792          240,761
Minara Resources Ltd.                                   76,888          474,887
Mincor Resources NL                                     27,202          108,467
Newcrest Mining Ltd.                                     1,932           37,454
Nufarm Ltd.                                             13,283          156,080
OneSteel Ltd. (a)                                       63,277          345,190
Orica Ltd.                                              14,090          356,228
Oxiana Ltd.                                             45,461          136,149
PaperlinX Ltd. (a)                                      47,250          149,123
Rio Tinto Ltd. (a)                                      18,913        1,585,164
Smorgon Steel Group Ltd. (a)                           146,428          332,935
Straits Resources Ltd.                                   3,196           12,446
Wattyl Ltd.                                              3,588            9,771
Zinifex Ltd.                                           104,492        1,668,412
                                                                  -------------
Total Australia                                                      12,065,054
                                                                  -------------
Austria--1.0%
BOEHLER-UDDEHOLM AG                                      2,912          291,027
Voestalpine AG                                           3,282          277,032
                                                                  -------------
Total Austria                                                           568,059
                                                                  -------------
Belgium--1.9%
Cumerio                                                    947           39,009
Solvay S.A.                                              4,746          748,781
Tessenderlo Chemie N.V.                                  2,051          125,729
Umicore                                                    926          201,686
                                                                  -------------
Total Belgium                                                         1,115,205
                                                                  -------------
Denmark--0.0%
Auriga Industries Class B                                  400           12,849
                                                                  -------------
Finland--5.8%
Kemira Oyj                                               5,359          123,473
M-real Oyj Class B                                       8,358           54,746
Outokumpu Oyj                                           13,509          456,479
Rautaruukki Oyj                                         10,079          647,532
Stora Enso Oyj Class R                                  48,588          917,375
UPM-Kymmene Oyj                                         49,206        1,216,130
                                                                  -------------
Total Finland                                                         3,415,735
                                                                  -------------
France--3.6%
L'Air Liquide S.A.                                      16,056        2,112,930
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Germany--17.3%
ALTANA AG                                               16,605    $     400,751
BASF AG                                                 35,138        4,614,585
Bayer AG                                                32,582        2,468,602
H&R WASAG AG                                               284           12,999
K+S AG                                                   2,480          382,029
Salzgitter AG                                              896          173,636
ThyssenKrupp AG                                         29,433        1,754,200
Wacker Chemie AG                                         1,447          341,993
                                                                  -------------
Total Germany                                                        10,148,795
                                                                  -------------
Italy--0.0%
Sol SpA                                                  1,384           10,598
                                                                  -------------
Japan--15.8%
ADEKA Corp.                                              2,400           25,439
Aica Kogyo Co., Ltd.                                     2,400           27,441
Aichi Steel Corp.                                       13,000           71,266
Air Water, Inc.                                          8,000           83,760
Arisawa Manufacturing Co., Ltd.                          5,100           44,147
Asahi Kasei Corp.                                       40,000          262,359
Chuetsu Pulp & Paper Co., Ltd.                           8,000           17,555
Chugai Mining Co., Ltd.                                 78,700           58,629
Daicel Chemical Industries Ltd.                          8,000           52,018
Daido Steel Co., Ltd.                                   11,000           74,910
Dainippon Ink & Chemicals, Inc.                         16,000           61,671
Denki Kagaku Kogyo K.K.                                 16,000           71,906
DOWA HOLDINGS Co., Ltd.                                  8,000           85,186
Earth Chemical Co., Ltd.                                   800           18,981
Godo Steel Ltd.                                          8,000           37,702
Hitachi Chemical Co., Ltd.                               3,200           72,294
Hitachi Metals Ltd.                                      8,000           87,518
Hokuetsu Paper Mills Ltd.                                8,000           43,662
JFE Holdings, Inc.                                      25,400        1,577,538
JSR Corp.                                                3,200           77,088
Kaneka Corp.                                             8,000           66,918
Kansai Paint Co., Ltd.                                   8,000           69,898
Kobe Steel Ltd.                                        132,000          500,231
Lintec Corp.                                               800           16,908
Mitsubishi Chemical Holdings Corp.                      52,000          476,651
Mitsubishi Gas Chemical Co., Inc.                        8,000           73,007
Mitsubishi Materials Corp.                              16,000           87,194
Mitsubishi Steel Manufacturing Co., Ltd.                14,000           64,731
Mitsui Chemicals, Inc.                                  16,000          121,398
Mitsui Mining & Smelting Co., Ltd.                       8,000           37,313
Nakayama Steel Works Ltd.                                8,000           28,179
Nippon Kayaku Co., Ltd.                                  8,000           63,225
Nippon Light Metal Co., Ltd.                            16,000           41,718
Nippon Metal Industry Co., Ltd.                          8,000           40,617
Nippon Paint Co., Ltd.                                   8,000           40,682
Nippon Steel Corp.                                     214,000        1,504,126
Nisshin Steel Co., Ltd.                                 32,000          145,884
Nitto Denko Corp.                                        2,400          120,879
NOF Corp.                                                8,000           36,860
OJI Paper Co., Ltd.                                     40,000          194,016
Pacific Metals Co., Ltd.                                 8,000          133,771
Rengo Co., Ltd.                                          8,000           39,386
Sanyo Special Steel Co., Ltd.                           11,000           80,432
Shin-Etsu Chemical Co., Ltd.                             4,000          285,356
Showa Denko K.K.                                        16,000           57,784
Sumitomo Bakelite Co., Ltd.                              8,000           55,905
Sumitomo Chemical Co., Ltd.                             30,000          201,142
Sumitomo Light Metal Industries Ltd.                     8,000           18,916
Sumitomo Metal Industries Ltd.                         136,000          799,514
Sumitomo Metal Mining Co., Ltd.                         12,000          259,930

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Sumitomo Titanium Corp.                                    700    $      65,298
Taiyo Nippon Sanso Corp.                                 8,000           61,735
Toagosei Co., Ltd.                                       8,000           31,418
Toho Titanium Co., Ltd.                                  1,500           60,731
Tokuyama Corp.                                           5,000           65,023
Tokyo Ohka Kogyo Co., Ltd.                                 800           17,912
Tokyo Steel Manufacturing Co., Ltd.                      3,200           50,114
Topy Industries Ltd.                                     8,000           30,317
Tosoh Corp.                                             24,000          133,123
Toyo Ink Manufacturing Co., Ltd.                         8,000           30,447
Ube Industries Ltd.                                     16,000           49,233
Yamato Kogyo Co., Ltd.                                   2,400           95,032
Yodogawa Steel Works Ltd.                                8,000           44,309
Yushiro Chemical Industry Co., Ltd.                        800           14,997
                                                                  -------------
Total Japan                                                           9,263,330
                                                                  -------------
Netherlands--6.3%
Akzo Nobel N.V.                                         13,525        1,168,305
Koninklijke DSM N.V.                                    12,834          633,520
Mittal Steel Co N.V.                                    30,014        1,886,924
                                                                  -------------
Total Netherlands                                                     3,688,749
                                                                  -------------
New Zealand--0.0%
Nuplex Industries Ltd.                                   5,453           30,247
                                                                  -------------
Norway--1.1%
Norske Skogindustrier ASA                               25,600          369,284
Yara International ASA                                   9,000          271,234
                                                                  -------------
Total Norway                                                            640,518
                                                                  -------------
Portugal--0.3%
Corticeira Amorim S.A.                                   3,720           10,098
Portucel-Empresa Produtora De Pasta E
 Papel, S.A.                                            40,710          164,943
                                                                  -------------
Total Portugal                                                          175,041
                                                                  -------------
Spain--0.6%
Acerinox S.A.  (a)                                      11,185          274,021
Grupo Empresarial Ence S.A.                              5,092           59,349
Tubos Reunidos S.A.                                      1,294           32,873
                                                                  -------------
Total Spain                                                             366,243
                                                                  -------------
Sweden--2.9%
Billerud AB                                              4,000           60,666
Boliden AB                                              11,900          247,729
Holmen AB Class B                                        4,800          203,348
SSAB Svenskt Staal AB Series A                           8,800          362,539
SSAB Svenskt Staal AB Series B                           1,600           61,133
Svenska Cellulosa Aktiebolaget SCA
 Class B                                                45,200          758,035
                                                                  -------------
Total Sweden                                                          1,693,450
                                                                  -------------
Switzerland--1.6%
Ciba Specialty Chemicals AG                              6,295          409,617
Givaudan                                                   271          267,551
Lonza Group AG                                             826           75,887
Schmolz + Bickenbach AG                                    448           39,295
Syngenta AG                                                681          132,911
                                                                  -------------
Total Switzerland                                                       925,261
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Basic Materials Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

United Kingdom--21.0%
Anglo American PLC                                      65,686    $   3,881,185
Antofagasta PLC                                         22,068          271,855
BHP Billiton PLC                                        79,257        2,210,338
Croda International PLC                                  3,994           51,045
DS Smith PLC                                            53,220          247,725
Elementis PLC                                            7,028           13,889
Filtrona PLC                                             5,453           28,528
Imperial Chemical Industries PLC                        49,399          616,474
Johnson Matthey PLC                                     11,129          377,801
Kazakhmys PLC                                           12,577          319,208
Lonmin PLC                                               5,380          433,925
Rio Tinto PLC                                           37,736        2,897,481
Vedanta Resources PLC                                    4,484          145,293
Victrex PLC                                              1,766           25,387
Xstrata PLC                                             13,139          787,415
Yule Catto & Co. PLC                                     7,896           36,120
                                                                  -------------
Total United Kingdom                                                 12,343,669
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $54,846,550)                                                  58,575,733
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--4.9%
MONEY MARKET FUNDS--4.9%(b)
UBS Enhanced Yield Portfolio, 5.27%                  1,003,188        1,003,188
UBS Private Money Market Fund LLC, 5.25%             1,877,163        1,877,163
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $2,880,351)(c)                                                 2,880,351
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--104.7%
(Cost: $57,726,901)(d)                                               61,456,084


Liabilities in Excess of Cash, Foreign
Currency and Other Assets--(4.7)%                                    (2,748,485)
                                                                  -------------

NET ASSETS--100.0%                                                $  58,707,599
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $2,734,956 and the total market value of the collateral held by the Fund was $2,880,351.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Mining                                                                     37.4%
Chemicals                                                                  32.0%
Iron/Steel                                                                 22.3%
Forest Products & Paper                                                     8.1%
Other                                                                       0.2%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Communications Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.6%
Australia--8.0%
APN News & Media Ltd.                                    9,992    $      49,592
ASG Group Ltd.                                             495              624
Austereo Group Ltd.                                      9,777           16,175
Iress Market Technology Ltd.                             2,035           15,953
IWL Ltd.                                                 1,447            7,611
John Fairfax Holdings Ltd. (a)                          32,283          128,728
Oakton Ltd.                                              1,815            8,669
Publishing & Broadcasting Ltd. (a)                      11,420          189,899
SAI Global Ltd. (a)                                      1,919            6,203
Seek Ltd.                                                1,291            8,083
Senetas Corp., Ltd.*                                     8,243              874
Service Stream Ltd.                                         99              158
Seven Network Ltd.                                       4,065           39,833
SMS Management & Technology Ltd.                         1,391            6,845
Southern Cross Broadcasting
 Australia Ltd.                                          2,251           30,556
SP Telemedia Ltd.                                        5,784            4,269
STW Communications Group Ltd. (a)                        5,276           13,249
Telstra Corp. Ltd. (a)                                 359,641        1,400,499
Ten Network Holdings Ltd.                               15,380           35,361
West Australian Newspapers Holdings Ltd.                 6,164           71,645
                                                                  -------------
Total Australia                                                       2,034,826
                                                                  -------------
Belgium--1.8%
Belgacom S.A.                                            8,646          383,585
Mobistar S.A.                                              995           84,928
                                                                  -------------
Total Belgium                                                           468,513
                                                                  -------------
Finland--4.7%
Elcoteq SE                                                 404            3,410
Elisa Oyj                                                2,993           81,733
Nokia Oyj                                               35,416          995,365
PKC Group Oyj                                              404            5,778
Sanoma-WSOY Oyj                                          2,990           94,775
Talentum Oyj                                             1,615            7,939
                                                                  -------------
Total Finland                                                         1,189,000
                                                                  -------------
France--8.4%
Alcatel-Lucent                                          21,207          297,295
Canal Plus S.A.                                          1,939           20,688
Havas S.A.                                               4,209           23,875
Iliad S.A.                                                  24            2,431
JC Decaux S.A.                                           1,101           34,988
Lagardere SCA                                            1,359          118,291
M6, Metropole Television                                 2,810           91,574
NRJ Group                                                  742           12,807
PagesJaunes Groupe S.A.                                 12,894          271,136
Publicis Groupe                                          1,015           44,757
Television Francaise 1 S.A.                              3,309          114,718
Vivendi                                                 25,897        1,116,060
                                                                  -------------
Total France                                                          2,148,620
                                                                  -------------
Germany--7.2%
Comdirect Bank AG                                        1,934           26,590
Deutsche Telekom AG                                     97,109        1,795,451
United Internet AG                                       1,254           26,200
                                                                  -------------
Total Germany                                                         1,848,241
                                                                  -------------
Hong Kong--8.5%
China Mobile Ltd.                                      164,500        1,766,430
China Netcom Group Corp. (Hong Kong) Ltd.               58,000          160,248

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

China Unicom Ltd.                                       72,000    $     123,962
Next Media Ltd.                                         62,000           21,174
Oriental Press Group Ltd.                               56,000           10,888
PCCW Ltd.                                              102,000           62,756
Television Broadcasts Ltd.                               4,000           28,141
Tradelink Electronic Commerce Ltd.                       2,000              348
                                                                  -------------
Total Hong Kong                                                       2,173,947
                                                                  -------------
Ireland--0.3%
Independent News & Media PLC                            12,770           64,459
                                                                  -------------
Italy--5.8%
Arnoldo Mondadori Editore SpA                            4,689           45,912
CIR-Compagnie Industriali Riunite SpA                    6,659           25,653
Gruppo Editoriale L'Espresso SpA (a)                     5,448           28,843
Mediaset SpA                                            30,972          320,203
RCS MediaGroup SpA                                       2,833           15,811
Seat Pagine Gialle SpA                                  29,381           17,638
Telecom Italia SpA                                     370,916        1,016,910
                                                                  -------------
Total Italy                                                           1,470,970
                                                                  -------------
Japan--5.1%
Hakuhodo DY Holdings, Inc.                                 200           13,183
Hikari Tsushin, Inc.                                       400           16,778
KDDI Corp.                                                  13           96,109
Matsui Securities Co., Ltd.                              2,000           17,863
Nippon Telegraph & Telephone Corp.                          77          341,058
Nippon Television Network Corp.                            120           16,344
NTT DoCoMo, Inc.                                           408          644,237
SBI Holdings, Inc.                                         252           79,888
SOFTBANK CORP.                                             500           10,770
Tokyo Broadcasting System, Inc.                            600           18,317
Trend Micro, Inc.                                        1,000           32,228
Yahoo Japan Corp.                                           32           10,844
                                                                  -------------
Total Japan                                                           1,297,619
                                                                  -------------
Netherlands--3.5%
Endemol N.V.                                               113            3,698
Reed Elsevier N.V.                                       9,481          181,057
Royal KPN N.V.                                          35,300          587,349
Wegener N.V.                                               180            4,740
Wolters Kluwer N.V.                                      3,654          111,776
                                                                  -------------
Total Netherlands                                                       888,620
                                                                  -------------
New Zealand--1.3%
CanWest MediaWorks NZ Ltd.                               5,624           10,123
Telecom Corp. of New Zealand Ltd. (a)                   91,708          325,197
                                                                  -------------
Total New Zealand                                                       335,320
                                                                  -------------
Norway--0.1%
Schibsted ASA                                              600           27,428
                                                                  -------------
Portugal--1.5%
Portugal Telecom, SGPS, S.A.                            22,754          314,372
PT Multimedia Servicos de
 Telecomunicacoes e Multimedia,
 SGPS, S.A.                                              3,905           62,812
                                                                  -------------
Total Portugal                                                          377,184
                                                                  -------------
Singapore--3.1%
Keppel Telecommunications &
 Transportation Ltd.                                     7,000           15,103
MobileOne Ltd.                                          21,600           31,070
Singapore Press Holdings Ltd.                           24,000           72,810

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Singapore Telecommunications Ltd.                      278,000    $     618,000
StarHub Ltd.                                            29,333           58,687
Yellow Pages (Singapore) Ltd.                            7,000            6,270
                                                                  -------------
Total Singapore                                                         801,940
                                                                  -------------
Spain--10.0%
Gestevision Telecinco, S.A.                              8,503          241,618
Promotora de Informaciones, S.A.                           943           20,785
Telefonica, S.A.                                       102,813        2,296,647
                                                                  -------------
Total Spain                                                           2,559,050
                                                                  -------------
Sweden--4.3%
Eniro AB                                                 2,200           27,992
Tele2 AB Class B                                         3,600           58,931
Telefonaktiebolaget LM Ericsson Class A                 11,000           43,825
Telefonaktiebolaget LM Ericsson Class B                125,000          500,569
TeliaSonera AB                                          63,500          467,647
                                                                  -------------
Total Sweden                                                          1,098,964
                                                                  -------------
Switzerland--1.2%
Kudelski S.A.                                              192            6,736
Swisscom AG                                                892          304,769
                                                                  -------------
Total Switzerland                                                       311,505
                                                                  -------------
United Kingdom--24.8%
Aegis Group PLC                                          5,628           15,526
Amstrad PLC                                              1,375            3,435
Bloomsbury Publishing PLC                                  428            1,700
British Sky Broadcasting Group PLC                      16,176          207,710
BT Group PLC                                           157,596        1,051,340
Cable & Wireless PLC                                    36,485          142,377
Centaur Media PLC                                        1,135            3,029
Daily Mail & General Trust N.V. Class A                  3,150           48,380
Emap PLC                                                 2,914           48,117
Euromoney Institutional Investor PLC                     1,631           21,434
Future PLC                                               6,344            5,600
GCAP Media PLC                                           2,922           11,403
Informa PLC                                              3,138           35,100
Inmarsat PLC                                             5,496           44,576
iomart Group PLC                                         1,981            2,643
ITV PLC                                                 45,735          104,790
Johnston Press PLC                                       2,410           19,885
Pearson PLC                                             13,390          226,472
Reed Elsevier PLC                                       15,804          204,994
Reuters Group PLC                                       13,326          165,500
Smiths News PLC                                          3,569            9,595
Taylor Nelson Sofres PLC                                 3,098           14,731
Trinity Mirror PLC                                       5,336           56,634
United Business Media PLC                                2,322           37,037
UTV PLC                                                    720            5,778
Vodafone Group PLC                                   1,068,616        3,597,658
Wilmington Group PLC                                     1,468            6,656
WPP Group PLC                                            7,055          105,949
Yell Group PLC                                          15,903          147,490
                                                                  -------------
Total United Kingdom                                                  6,345,539
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $23,519,764)                                                  25,441,745
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Communications Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--6.4%
MONEY MARKET FUNDS(b) --6.4%
UBS Enhanced Yield Portfolio, 5.27%                    501,667    $     501,667
UBS Private Money Market Fund LLC, 5.25%             1,137,926        1,137,925
                                                                  -------------

TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,639,592)(c)                                                 1,639,592
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--106.0%
(Cost: $25,159,356)(d)                                               27,081,337


Liabilities in Excess of Cash, Foreign
Currency and Other Assets - (6.0)%                                   (1,523,993)
                                                                  -------------

NET ASSETS--100.0%                                                $  25,557,344
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $1,551,964 and the total market value of the collateral held by the Fund was $1,639,592.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Telecommunications                                                         77.6%
Media                                                                      18.9%
Advertising                                                                 2.1%
Internet                                                                    1.0%
Other                                                                       0.4%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Consumer Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.3%
Australia--6.9%
Alesco Corp., Ltd.                                         813    $       9,553
ARB Corp., Ltd.                                            519            1,893
Aristocrat Leisure Ltd.                                  2,376           28,967
Billabong International Ltd.                             1,285           19,569
Coles Group Ltd.                                         7,770          106,265
David Jones Ltd.                                         5,138           24,280
Fantastic Holdings Ltd.                                    685            2,493
Fleetwood Corp., Ltd.                                      337            2,487
Flight Centre Ltd.                                       1,005           16,371
Funtastic Ltd.                                           1,788            2,806
Harvey Norman Holdings Ltd.                              4,690           21,049
Infomedia Ltd.                                           4,508            2,371
JB Hi-Fi Ltd.                                              318            2,919
Just Group Ltd.                                          2,066            7,712
Qantas Airways Ltd.                                     10,296           48,917
Reject Shop Ltd. (The)                                     201            2,157
Spotless Group Ltd.                                      2,342            9,637
Sunland Group Ltd.                                       2,772            9,595
Super Cheap Auto Group Ltd.                                789            2,878
TABCORP Holdings Ltd.                                    6,551           95,317
Tattersall's Ltd.                                        7,397           29,495
                                                                  -------------
Total Australia                                                         446,731
                                                                  -------------
Denmark--0.0%
Bang & Olufsen A/S Class B                                  25            2,990
                                                                  -------------
Finland--0.5%
Amer Sports OYJ                                            363            8,976
Nokian Renkaat OYJ                                         416           14,619
Stockmann Oyj Abp Class B                                  165            7,019
                                                                  -------------
Total Finland                                                            30,614
                                                                  -------------
France--13.8%
Accor S.A.                                               1,192          105,799
Air France-KLM S.A.                                        487           22,750
Compagnie Generale des Etablissements
 Michelin Class B                                          567           79,525
Hermes International                                       247           27,991
Kaufman & Broad S.A.                                        65            5,031
Peugeot S.A.                                             1,344          108,509
PPR S.A.                                                   654          114,436
Rallye S.A.                                                346           23,360
Renault S.A.                                             1,827          294,145
SEB SA                                                      65           11,826
Sodexho Alliance S.A.                                      718           51,539
THOMPSON                                                 1,210           23,091
Valeo S.A.                                                 466           25,055
                                                                  -------------
Total France                                                            893,057
                                                                  -------------
Germany--11.9%
adidas AG                                                  286           18,069
Bayerische Motoren Werke AG                              1,587          102,901
Bechtle AG                                                  79            2,903
Continental AG                                             409           57,690
DaimlerChrysler AG                                       4,092          379,059
Deutsche Lufthansa AG                                    2,671           74,889
Douglas Holding AG                                         171           11,138
ElringKlinger AG                                            63            5,747
Gerry Weber International AG                                71            2,148
Grammer AG                                                  79            2,342

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hugo Boss AG                                                 2    $         131
Praktiker Bau- und Heimwerkermaerkte AG                     75            3,039
Puma AG Rudolf Dassler Sport                                17            7,581
Takkt AG                                                   141            2,512
Volkswagen AG                                              617           98,411
                                                                  -------------
Total Germany                                                           768,560
                                                                  -------------
Hong Kong--1.4%
Cathay Pacific Airways Ltd.                             19,000           47,294
China Travel International Investment
 Hong Kong Ltd.                                         24,000           12,587
Denway Motors Ltd.                                      32,000           15,145
Fountain Set (Holdings) Ltd.                             4,000            1,540
Goldlion Holdings Ltd.                                  10,000            2,443
Hongkong & Shanghai Hotels Ltd. (The)                    3,000            5,303
Shaw Brothers (Hong Kong) Ltd.                           2,000            4,702
Shell Electric Manufacturing (Holdings)
 Co. Ltd.                                                3,000            2,974
                                                                  -------------
Total Hong Kong                                                          91,988
                                                                  -------------
Ireland--0.1%
Abbey PLC                                                  150            2,062
Paddy Power PLC                                            119            3,704
                                                                  -------------
Total Ireland                                                             5,766
                                                                  -------------
Italy--2.8%
Amplifon SpA                                               130            1,083
Autogrill SpA                                              684           14,494
Benetton Group SpA                                       1,577           27,560
Brembo SpA                                                 299            4,264
Bulgari SpA                                              1,256           20,203
Fiat SPA                                                 1,069           31,863
Geox SpA                                                 1,179           21,783
Indesit Co. SpA                                            822           19,206
Lottomatica SpA                                            707           28,177
Marzotto SpA                                               279            1,492
Sogefi SpA                                                 548            5,358
Tod's SpA                                                   35            3,126
Valentino Fashion Group SpA                                 28            1,305
                                                                  -------------
Total Italy                                                             179,914
                                                                  -------------
Japan--33.4%
ABC-Mart, Inc.                                             500           11,417
Advan Co., Ltd.                                            100            1,058
AEON Co., Ltd.                                             700           12,980
Aisan Industry Co., Ltd.                                   100            1,172
Aisin Seiki Co., Ltd.                                      300           11,004
Akebono Brake Industry Co., Ltd.                         1,000            7,895
All Nippon Airways Co., Ltd.                             2,000            7,595
Alpine Electronics Inc.                                    100            1,530
AOKI Holdings, Inc.                                        100            1,907
Arcs Co., Ltd.                                             210            3,316
ASICS Corp.                                              1,000           12,332
Avex Group Holdings, Inc.                                  100            1,353
Belluna Co., Ltd.                                          450            6,012
Bosch Corp.                                              1,000            4,948
Bridgestone Corp.                                        1,200           25,653
Canon Electronics, Inc.                                    150            4,871
Canon Marketing Japan, Inc.                                300            6,122
Chiyoda Co., Ltd.                                          100            2,122
Circle K Sunkus Co. Ltd.                                   200            3,482
Citizen Watch Co., Ltd.                                    700            6,297
Culture Convenience Club Co., Ltd.                         800            3,524
Daidoh Ltd.                                                600            7,312

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Daihatsu Motor Co., Ltd.                                 1,000    $       9,150
Daikoku Denki Co., Ltd.                                    100            1,628
Daiwa House Industry Co., Ltd.                           1,000           14,268
DENSO CORP.                                              1,500           58,546
Don Quijote Co., Ltd.                                      100            2,000
Doshisha Co., Ltd.                                         100            1,579
Edion Corp.                                                100            1,296
FamilyMart Co., Ltd.                                       200            5,263
Fast Retailing Co., Ltd.                                   400           28,406
FCC Co., Ltd.                                              100            2,053
France Bed Holdings Co., Ltd.                            1,000            1,709
Fuji Heavy Industries Ltd.                               2,000            9,555
Futaba Industrial Co., Ltd.                                100            2,413
Gulliver International Co., Ltd.                            20            1,151
Hakuto Co., Ltd.                                           100            1,570
Hanwa Co., Ltd.                                          1,000            4,923
Heiwa Corp.                                                200            2,452
Heiwado Co., Ltd.                                          100            1,709
Hino Motors Ltd.                                         1,000            5,968
HIS Co., Ltd.                                              100            2,745
Hitachi High-Technologies Corp.                            100            2,591
Hitachi Maxell Ltd.                                        200            2,330
Honda Motor Co., Ltd.                                    5,900          214,988
Impact 21 Co., Ltd.                                        100            2,085
Inaba Denki Sangyo Co., Ltd.                               100            3,458
Isetan Co., Ltd.                                           200            3,279
Isuzu Motors Ltd.                                        1,000            5,409
ITOCHU Corp.                                             3,000           34,690
Itochu Enex Co., Ltd.                                      300            2,478
Izumi Co., Ltd.                                            200            3,263
JTEKT Corp.                                                200            3,611
Kanto Auto Works Ltd.                                      200            2,954
Keihin Corp.                                               100            1,923
Kojima Co., Ltd.                                           100              992
Kokuyo Co., Ltd.                                           200            2,342
Komeri Co., Ltd.                                           100            2,656
Konaka Co., Ltd.                                           100              949
Kurabo Industries Ltd.                                   1,000            2,818
Kuraray Co., Ltd.                                          500            5,850
Lawson, Inc.                                               300           10,349
Mars Engineering Corp.                                     100            2,016
Marubeni Corp.                                           2,000           16,438
Marui Co., Ltd.                                          2,500           31,479
Matsumotokiyoshi Co., Ltd.                                 100            2,190
Matsushita Electric Industrial Co., Ltd.                 5,000           98,991
Mazda Motor Corp.                                        1,000            5,693
Ministop Co., Ltd.                                         100            1,919
Mitsubishi Corp.                                         3,900          102,004
Mitsubishi Rayon Co., Ltd.                               1,000            7,118
Mitsui & Co., Ltd.                                       4,000           79,517
Mitsuuroko Co., Ltd.                                       200            1,349
MOS Food Services, Inc.                                    100            1,302
Nifco, Inc.                                                200            4,365
Nishimatsuya Chain Co., Ltd.                               100            1,696
Nissan Motor Co., Ltd.                                  19,400          207,518
Nissin Kogyo Co., Ltd.                                     100            2,777
Nitori Co., Ltd.                                            50            2,490
NOK Corp.                                                  100            2,105
Noritz Corp.                                               100            1,931
Oriental Land Co., Ltd.                                    100            5,207
Parco Co., Ltd.                                            600            7,594
Pioneer Corp.                                              300            4,074
Plenus Co., Ltd.                                           100            1,818
Point Inc.                                                  20            1,184
RESORTTRUST, Inc.                                          120            2,755
Right On Co., Ltd.                                         100            1,620

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Ryoshoku Ltd.                                              100    $       2,235
Ryoyo Electro Corp.                                        100            1,460
Sangetsu Co., Ltd.                                         200            4,308
Sankyo Co., Ltd.                                           400           16,810
Sankyo Seiko Co., Ltd.                                     200              899
Sega Sammy Holdings, Inc.                                1,700           27,463
Sekisui Chemical Co., Ltd.                               1,000            7,717
Sekisui House, Ltd.                                      2,000           26,641
Seven & I Holdings Co., Ltd.                             2,700           76,959
Shimachu Co., Ltd.                                         100            2,688
Showa Corp.                                                100            1,330
Sony Corp.                                                 800           41,005
Sumitomo Corp.                                           3,100           56,480
Sumitomo Rubber Industries, Inc.                           600            7,152
Sundrug Co., Ltd.                                          100            2,178
Suzuki Motor Corp.                                         300            8,502
Teijin Ltd.                                              1,000            5,458
Toei Co., Ltd.                                           1,000            6,705
Toho Co., Ltd.                                             100            1,806
Tokai Rika Co., Ltd.                                       100            2,729
TOMY Co., Ltd.                                             200            1,317
Toray Industries, Inc.                                   4,000           29,506
TOTO Ltd.                                                1,000            8,640
Toyo Tire & Rubber Co., Ltd.                             1,000            5,190
Toyobo Co., Ltd.                                         2,000            5,717
Toyoda Gosei Co., Ltd.                                     100            2,818
Toyota Auto Body Co., Ltd.                                 200            3,312
Toyota Boshoku Corp.                                       200            5,053
Toyota Motor Corp.                                       8,600          543,180
Toyota Tsusho Corp.                                        300            6,923
Trusco Nakayama Corp.                                      100            1,964
Unitika Ltd.                                             1,000            1,288
USS Co., Ltd.                                               40            2,543
Xebio Co., Ltd.                                            100            2,672
Yamada Denki Co., Ltd.                                      20            2,086
Yamaha Corp.                                               300            6,219
Yamaha Motor Co., Ltd.                                     300            8,697
Yokohama Rubber Co., Ltd. (The)                          1,000            7,514
                                                                  -------------
Total Japan                                                           2,153,615
                                                                  -------------
Netherlands--0.5%
Beter BED Holdings N.V.                                    118            3,994
Buhrmann N.V.                                              419            6,440
Hunter Douglas N.V.                                        162           15,320
Macintosh Retail Group N.V.                                 83            3,699
Univar N.V.                                                 96            5,082
                                                                  -------------
Total Netherlands                                                        34,535
                                                                  -------------
New Zealand--0.9%
Air New Zealand Ltd.                                     8,698           17,740
Fisher & Paykel Appliances Holdings Ltd.                 2,587            6,955
Hallenstein Glasson Holdings Ltd.                          970            3,485
Pumpkin Patch Ltd.                                         784            2,029
Sky City Entertainment Group Ltd.                        4,471           17,547
Warehouse Group Ltd. (The)                               2,885           13,529
                                                                  -------------
Total New Zealand                                                        61,285
                                                                  -------------
Norway--0.2%
Ekornes ASA                                                400            9,109
Expert ASA                                                 100            2,692
                                                                  -------------
Total Norway                                                             11,801
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Portugal--0.4%
SAG GEST-Solucoes Automovel Globais,
 SGPS, S.A.                                              1,958    $       4,919
Sonae SGPS, S.A.                                         6,273           17,791
                                                                  -------------
Total Portugal                                                           22,710
                                                                  -------------
Singapore--1.6%
Hotel Plaza Ltd.                                         3,000            4,570
Hotel Properties Ltd.                                    1,000            3,923
HTL International Holdings Ltd.                          1,000              595
Jardine Cycle & Carriage Ltd.                            1,000           10,265
Robinson & Co., Ltd.                                     1,000            3,204
Singapore Airlines Ltd.                                  6,000           73,752
Stamford Land Corp., Ltd.                                7,000            2,838
Tat Hong Holdings Ltd.                                   2,000            2,746
                                                                  -------------
Total Singapore                                                         101,893
                                                                  -------------
Spain--1.8%
Cia de Distribucion Integral Logista S.A.                  136           10,469
IBERIA, Lineas Aereas de Espana, S.A.                    2,954           14,761
Inditex S.A.                                             1,518           89,734
                                                                  -------------
Total Spain                                                             114,964
                                                                  -------------
Sweden--4.9%
Bilia AB Class A                                           300            5,512
Clas Ohlson AB Class B                                     200            4,448
Electrolux AB Series B                                   1,526           36,273
H&M Hennes & Mauritz AB Class B                          3,550          210,448
Nobia AB                                                   450            5,611
Scania AB Class A                                          300            7,591
Scania AB Class B                                        1,900           46,550
                                                                  -------------
Total Sweden                                                            316,433
                                                                  -------------
Switzerland--0.4%
Swatch Group AG (The)                                      181           10,264
Swatch Group AG (The) Class B                               45           12,814
                                                                  -------------
Total Switzerland                                                        23,078
                                                                  -------------
United Kingdom--17.8%
Alexon Group PLC                                           415            2,123
Barratt Developments PLC                                 2,259           45,006
Bellway PLC                                                591           14,940
Blacks Leisure Group PLC                                   137              858
Bovis Homes Group PLC                                      595           10,660
BSS Group PLC                                              279            2,702
Burberry Group PLC                                       1,318           18,167
Carnival PLC                                               813           38,902
Carpetright PLC                                            452           10,248
Carphone Warehouse Group PLC                               972            6,440
Christian Salvesen PLC                                   2,765            3,342
Clinton Cards PLC                                        2,366            3,026
Compass Group PLC                                       11,724           81,329
Diploma PLC                                                107            1,939
Domino's Pizza UK & IRL PLC                                444            2,468
DSG International PLC                                   20,615           65,640
EMI Group PLC                                            2,633           14,158
Enterprise Inns PLC                                      2,180           30,136
Findel PLC                                                 382            5,537
First Choice Holidays PLC                                2,948           18,868
French Connection Group PLC                                477            1,962
Game Group PLC                                           1,819            6,104
Games Workshop Group PLC                                   366            2,152

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Consumer Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

George Wimpey PLC                                        2,693    $      27,178
GKN PLC                                                  5,638           45,049
Halfords Group PLC                                       1,702           13,267
Headlam Group PLC                                          508            5,657
HMV Group PLC                                            2,976            7,120
Holidaybreak PLC                                           318            5,548
Home Retail Group PLC                                      375            3,453
IG Group Holdings PLC                                      385            2,285
Inchcape PLC                                             1,667           16,756
Intercontinental Hotels Group PLC                        1,128           28,154
JJB Sports PLC                                           2,280           11,711
John Menzies PLC                                           365            4,028
Kesa Electricals PLC                                     3,442           21,736
Kier Group PLC                                              99            4,076
Kingfisher PLC                                          21,465           97,545
Ladbrokes PLC                                            2,869           24,924
Lookers PLC                                                525            1,880
Luminar PLC                                                387            5,435
Majestic Wine PLC                                          222            1,733
Marks & Spencer Group PLC                                8,094          101,984
Mitchells & Butlers PLC                                    521            9,193
Mothercare PLC                                             322            2,487
N. Brown Group  PLC                                      1,325            8,108
Next PLC                                                 1,085           43,734
Pendragon PLC                                            2,695            4,272
Persimmon PLC                                            2,490           57,852
Punch Taverns PLC                                          591           14,585
Redrow PLC                                                 695            7,118
Signet Group PLC                                         9,334           19,476
Taylor Wimpey PLC                                        2,463           17,827
Ted Baker PLC                                              169            1,760
Topps Tiles PLC                                          1,285            5,872
Umbro PLC                                                  763            2,411
Wetherspoon (J.D.) PLC                                     763            8,504
Whitbread PLC                                              858           30,452
William Hill PLC                                         1,866           23,025
Wolseley PLC                                             2,719           65,572
Woolworths Group PLC                                    13,008            6,981
                                                                  -------------
Total United Kingdom                                                  1,145,455
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES --99.3%
(Cost: $5,372,816) (a)                                                6,405,389


Cash, Foreign Currency and Other Assets
in Excess of Liabilities--(0.7)%                                         45,599
                                                                  -------------

NET ASSETS--100.0%                                                $   6,450,988
                                                                  =============

 (a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Auto Manufacturers                                                       32.5%
Retail                                                                   24.1%
Distribution/Wholesale                                                    7.6%
Apparel                                                                   7.4%
Auto Parts & Equipment                                                    6.3%
Home Furnishings                                                          4.4%
Entertainment                                                             4.2%
Home Builders                                                             3.9%
Lodging                                                                   2.6%
Leisure Time                                                              2.6%
Food Service                                                              2.1%
Textiles                                                                  1.1%
Housewares                                                                0.4%
Toys/Games/Hobbies                                                        0.1%
Office Furnishings                                                        0.0% #
Diversified Financial Services                                            0.0% #
Other                                                                     0.7%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

#     Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree International Consumer Non-Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.5%
Australia--5.7%
A.B.C. Learning Centres Ltd.                             3,529    $      20,719
AWB Ltd. (a)                                            13,126           47,997
Boom Logistics Ltd.                                      5,147           14,760
Candle Australia Ltd.                                    1,105            3,094
Coates Hire Ltd.                                         3,764           18,554
Coca-Cola Amatil Ltd.                                   18,132          146,756
Cochlear Ltd.                                              484           25,048
Corporate Express Australia Ltd.                         2,987           17,435
CSL Ltd.                                                   883           65,924
Foster's Group Ltd.                                     40,913          221,454
Goodman Fielder Ltd.                                    10,456           21,556
Healthscope Ltd.                                         3,724           16,524
Invocare Ltd.                                            1,880            9,905
Lion Nathan Ltd.                                        10,980           86,354
Metcash Ltd.                                             3,521           13,442
Pacific Brands Ltd.                                     18,458           54,026
Primary Health Care Ltd.                                 1,884           20,300
Programmed Maintenance Services Ltd.                     2,120           11,097
Ramsay Health Care Ltd.                                  1,988           18,907
Sigma Pharmaceuticals Ltd.                              13,561           24,391
Skilled Group Ltd.                                       2,084            9,282
Sonic Healthcare Ltd.                                    4,272           54,583
Symbion Health Ltd.                                      9,260           32,053
Woolworths Ltd.                                         16,027          367,127
                                                                  -------------
Total Australia                                                       1,321,288
                                                                  -------------
Belgium--1.7%
Colruyt S.A.                                                49           10,257
Delhaize Group                                             763           75,070
InBev N.V.                                               2,875          228,426
Omega Pharma S.A.                                          270           23,421
UCB S.A.                                                 1,165           68,993
                                                                  -------------
Total Belgium                                                           406,167
                                                                  -------------
Denmark--1.3%
Carlsberg A/S Class B                                      200           24,210
Coloplast A/S Class B                                      200           16,243
Danisco A/S                                                200           14,936
H. Lundbeck A/S                                          1,600           40,652
Novo-Nordisk A/S Class B                                 1,600          174,222
Novozymes A/S Class B                                      200           23,230
                                                                  -------------
Total Denmark                                                           293,493
                                                                  -------------
Finland--0.7%
HK-Ruokatalo Oyj Class A                                 1,198           31,485
Kemira GrowHow Oyj                                       1,213           19,511
Kesko OYJ Class B                                          807           53,775
Orion Oyj Class B                                        1,349           33,778
Poyry Oyj                                                  807           17,929
Ramirent Oyj                                                40            1,088
                                                                  -------------
Total Finland                                                           157,566
                                                                  -------------
France--14.7%
Assystem                                                   140            2,732
Carrefour S.A.                                           7,226          508,838
Casino Guichard Perrachon S.A.                           1,439          145,758
Christian Dior S.A.                                      1,377          178,941
Cie Generale D'Optique Essilor
 International S.A.                                        627           74,830
Clarins                                                    272           24,032

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Groupe Danone                                            4,840    $     392,331
Groupe Steria SCA                                          270           17,988
L'Oreal S.A.                                             4,410          522,929
Pernod-Ricard S.A.                                         543          120,233
Remy Cointreau S.A.                                        563           42,162
Sanofi-Aventis                                          14,487        1,175,882
Societe BIC SA                                             228           16,800
Societe Des Autoroutes Paris-Rhin-Rhone                  2,011          204,239
                                                                  -------------
Total France                                                          3,427,695
                                                                  -------------
Germany--4.5%
Bayer Schering Pharma AG                                 2,709          380,133
Beiersdorf AG                                            1,385           98,838
Celesio AG                                               1,165           75,743
Fresenius AG                                               336           25,829
Fresenius Medical Care AG & Co. KGaA                     1,548           71,354
Henkel KGaA                                              1,512           72,268
IDS Scheer AG                                              128            3,053
Merck KGaA                                                 192           26,462
Metro AG                                                 2,567          213,143
Rhoen Klinikum AG                                          208           12,577
Sixt AG                                                     88            5,393
Stada Arzneimittel AG                                      212           13,526
Suedzucker AG                                            2,008           44,584
                                                                  -------------
Total Germany                                                         1,042,903
                                                                  -------------
Hong Kong--0.0%
Cross-Harbour (Holdings) Ltd.                            4,000            4,196
                                                                  -------------
Ireland--0.4%
C&C Group PLC                                            2,556           34,451
Glanbia PLC                                              2,316           11,198
Greencore Group PLC                                      2,396           18,056
Iaws Group PLC                                             424            8,882
Kerry Group PLC Class A                                    555           15,516
United Drug PLC                                          1,201            6,494
                                                                  -------------
Total Ireland                                                            94,597
                                                                  -------------
Italy--1.3%
Autostrada Torino-Milano SpA                             1,157           27,986
Autostrade SpA                                           4,223          140,417
Davide Campari-Milano SpA                                1,473           15,428
Fiera Milano SpA                                           420            4,532
Luxottica Group SpA                                      1,852           71,984
Mirato SpA                                                 192            2,295
Recordati SpA                                            1,621           13,530
Societa Iniziative Autostradali e Servizi
 SpA                                                     1,828           29,749
                                                                  -------------
Total Italy                                                             305,921
                                                                  -------------
Japan--7.3%
Ajinomoto Co., Inc.                                      2,000           23,013
Alfresa Holdings Corp.                                     300           20,867
Asahi Breweries, Ltd.                                    2,000           30,949
Astellas Pharma, Inc.                                    3,800          164,930
Chugai Pharmaceutical Co., Ltd.                          2,000           35,872
Coca-Cola West Holdings Co., Ltd.                          400            9,280
Dai Nippon Printing Co., Ltd.                            4,000           59,565
Daiichi Sankyo Co., Ltd.                                 3,700           97,972
Dainippon Sumitomo Pharma Co., Ltd.                      1,000            9,992
Eisai Co., Ltd.                                          1,600           69,703
Fancl Corp.                                                400            5,863
Fuji Oil Co., Ltd.                                         400            3,116
Goodwill Group Inc. (The)                                    4            1,373

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hisamitsu Pharmaceutical Co., Inc.                         400    $      11,013
Hokuto Corp.                                               400            7,255
House Foods Corp.                                          400            6,131
ITO EN Ltd.                                                400           13,118
Japan Tobacco, Inc.                                         24          118,159
Kagome Co., Ltd.                                           400            6,303
Kao Corp.                                                3,000           77,493
Katokichi Co., Ltd.                                        800            4,755
Kikkoman Corp.                                           1,000           14,835
Kirin Brewery Co., Ltd.                                  4,000           59,695
Kyowa Hakko Kogyo Co., Ltd.                              4,000           37,670
Mediceo Paltac Holdings Co., Ltd.                        1,300           19,874
Meiji Dairies Corp.                                      2,000           12,713
Meitec Corp.                                               400           11,434
Mikuni Coca-Cola Bottling Co., Ltd.                        400            4,143
Mitsui Sugar Co., Ltd.                                   4,000           13,053
Nichii Gakkan Co. (a)                                      400            6,407
Nihon Kohden Corp.                                         400            7,401
Nippon Meat Packers, Inc.                                2,000           24,131
Nippon Suisan Kaisha Ltd.                                1,200            7,667
Nisshin Seifun Group, Inc.                               2,000           19,742
Nissin Food Products Co., Ltd.                             400           13,377
Nosan Corp.                                              4,000           11,531
Paramount Bed Co., Ltd.                                    400            6,135
Paris Miki, Inc. (a)                                       400            5,406
QP Corp.                                                   800            7,670
Sakata Seed Corp. (a)                                      400            4,972
Secom Co., Ltd.                                            800           37,637
Seikagaku Corp.                                            400            4,645
Shimadzu Corp.                                           2,000           20,989
Shionogi & Co., Ltd.                                     1,000           16,276
Shiseido Co., Ltd.                                       2,000           42,593
Sohgo Security Services Co., Ltd.                          400            6,996
Suzuken Co., Ltd.                                          400           12,470
T. Hasegawa Co., Ltd.                                      400            6,656
Taisho Pharmaceutical Co., Ltd.                          1,000           19,798
Takeda Pharmaceutical Co., Ltd.                          5,000          322,280
Tanabe Seiyaku Co., Ltd.                                 1,000           11,887
Terumo Corp.                                               400           15,418
Toho Pharmaceutical Co., Ltd.                              400            6,689
Topcon Corp.                                               400            6,656
Toppan Forms Co., Ltd.                                     800            9,633
Toppan Printing Co., Ltd.                                4,000           42,917
Uni-Charm Corp.                                            400           22,641
Valor Co., Ltd.                                            400            4,551
Yakult Honsha Co., Ltd.                                    400           10,106
Zenrin Co., Ltd.                                           400           10,462
                                                                  -------------
Total Japan                                                           1,695,878
                                                                  -------------
Netherlands--7.9%
CSM N.V.                                                   995           35,275
Heineken Holding N.V.                                    1,317           68,212
Heineken N.V.                                            2,292          134,622
Koninklijke Wessanen N.V.                                1,509           25,088
Nutreco Holding N.V.                                       160           11,701
Randstad Holdings N.V.                                     635           50,470
Unilever N.V.                                           20,498          638,383
Unilever N.V.                                           26,381          818,751
USG People N.V.                                            563           26,537
Vedior N.V.                                                983           29,486
                                                                  -------------
Total Netherlands                                                     1,838,525
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

New Zealand--0.2%
Fisher & Paykel Healthcare Corp.                         6,909    $      17,988
PGG Wrightson Ltd.                                       6,713            8,920
Port of Tauranga Ltd.                                    2,751           14,962
Ryman Healthcare Ltd.                                    3,715            6,371
                                                                  -------------
Total New Zealand                                                        48,241
                                                                  -------------
Norway--0.8%
Orkla ASA                                                9,600          182,041
                                                                  -------------
Portugal--0.4%
Brisa-Auto Estradas de Portugal S.A.                     6,467           86,903
                                                                  -------------
Singapore--0.8%
China Merchants Holdings Pacific Ltd.                   12,000            7,179
Fraser and Neave Ltd.                                   16,000           57,014
Parkway Holdings Ltd.                                   12,000           31,384
Raffles Education Corp., Ltd.                            8,000           11,926
SIA Engineering Co., Ltd.                                8,000           24,898
Singapore Airport Terminal Services Ltd.                16,000           32,430
Singapore Food Industries Ltd.                          12,000            7,218
Want Want Holdings Ltd.                                  8,000           18,400
                                                                  -------------
Total Singapore                                                         190,449
                                                                  -------------
Spain--1.9%
Abertis Infraestructuras S.A. (a)                        5,357          166,619
Altadis, S.A.                                            2,536          168,510
Campofrio Alimentacion S.A.                                765           15,188
Cintra Concesiones de Infraestructuras de
 Transporte, S.A.                                        1,365           21,753
Ebro Puleva, S.A.                                        1,189           25,645
Europistas, Concesionaria Espanola, S.A.                 1,121           11,718
FAES FARMA, S.A.                                           560           12,698
Prosegur Cia de Seguridad S.A.                             384           14,718
                                                                  -------------
Total Spain                                                             436,849
                                                                  -------------
Sweden--0.7%
Axfood AB                                                1,000           35,437
Getinge AB Class B                                       1,600           34,591
Securitas AB Class B                                     3,200           50,866
Swedish Match AB                                         2,400           46,375
                                                                  -------------
Total Sweden                                                            167,269
                                                                  -------------
Switzerland--11.5%
Adecco S.A.                                                911           70,577
Nestle S.A.                                              2,719        1,033,822
Novartis AG                                             16,616          935,463
Roche Holding AG                                         3,369          597,602
SGS S.A.                                                    36           42,650
                                                                  -------------
Total Switzerland                                                     2,680,114
                                                                  -------------
United Kingdom--37.7%
Aggreko PLC                                              2,610           30,084
Associated British Foods PLC                             4,982           88,761
AstraZeneca PLC                                         19,773        1,064,387
Atkins WS PLC                                              663           13,595
Babcock International Group PLC                          1,233           13,359
British American Tobacco PLC                            29,136          992,598
Bunzl PLC                                                3,752           52,356
Cadbury Schweppes PLC                                   19,779          269,848
Capita Group PLC                                         4,224           61,527
communisis PLC                                           3,560            4,732
Davis Service Group PLC                                  2,851           35,608

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Consumer Non-Cyclical Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Dawson Holdings PLC                                      1,573    $       3,330
De La Rue PLC                                            2,444           38,198
Dechra Pharmaceuticals PLC                                 512            3,575
Diageo PLC                                              33,988          707,148
Genus PLC                                                  376            5,281
GlaxoSmithKline PLC                                     83,657        2,190,378
Greene King PLC                                          1,245           24,317
Hays PLC                                                12,848           44,144
Homeserve PLC                                              336           12,107
Imperial Tobacco Group PLC                               8,616          398,804
Interserve PLC                                           1,736           16,544
Intertek Group PLC                                         939           18,538
ITE Group PLC                                            3,110           10,545
J. Sainsbury PLC                                        13,799          161,822
Michael Page International PLC                           1,609           16,964
Nichols PLC                                                667            3,668
Office2office PLC                                          248            1,115
Premier Foods PLC                                       14,535           84,425
Rank Group PLC                                          13,043           48,739
Reckitt Benckiser PLC                                    5,628          308,829
Rentokil Initial PLC                                    35,267          113,566
Robert Walters PLC                                         428            3,315
RPS Group PLC                                            1,879           13,214
SABMiller PLC                                           12,616          320,450
Scottish & Newcastle PLC                                16,162          207,692
Serco Group PLC                                          1,820           16,478
Shire PLC                                                  955           23,778
Smith & Nephew PLC                                       5,077           63,053
St. Ives Group PLC                                       3,341           16,239
Tate & Lyle PLC                                          7,300           83,118
Tesco PLC                                               68,646          576,391
Unilever PLC                                            17,010          551,167
Wm Morrison Supermarkets PLC                            12,814           77,771
                                                                  -------------
Total United Kingdom                                                  8,791,558
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $21,459,815)                                                  23,171,653
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--0.7%
MONEY MARKET FUNDS(b) --0.7%
UBS Enhanced Yield Portfolio, 5.27%                      1,638            1,638
UBS Private Money Market Fund LLC, 5.25%               163,108          163,108
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $164,746)(c)                                                     164,746
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--100.2%
(Cost: $21,624,561)(d)                                               23,336,399


Liabilities in Excess of Cash, Foreign
Currency and Other Assets--(0.2)%                                       (37,557)
                                                                  -------------

NET ASSETS--100.0%                                                $  23,298,842
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $156,768 and the total market value of the collateral held by the Fund was $164,746.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Pharmaceuticals                                                            33.4%
Food                                                                       29.4%
Beverages                                                                  11.0%
Commercial Services                                                         8.5%
Agriculture                                                                 7.9%
Cosmetics/Personal Care                                                     4.2%
Healthcare-Services                                                         2.7%
Household Products/Wares                                                    2.0%
Biotechnology                                                               0.4%
Other                                                                       0.5%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Energy Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.8%
Australia--11.2%
Caltex Australia Ltd. (a)                               29,641    $     595,240
MacArthur Coal Ltd.                                      7,948           45,651
Origin Energy Ltd.                                      79,990          674,564
Santos Ltd.                                             58,019          686,173
Woodside Petroleum Ltd. (a)                             25,154          976,335
                                                                  -------------
Total Australia                                                       2,977,963
                                                                  -------------
Austria--2.7%
OMV AG                                                  10,894          728,141
Schoeller-Bleckmann Oilfield Equipment AG                   40            2,789
                                                                  -------------
Total Austria                                                           730,930
                                                                  -------------
Finland--2.4%
Neste Oil Oyj                                           16,085          632,808
                                                                  -------------
France--11.9%
Bourbon S.A.                                                40            2,504
Etablissements Maurel et Prom                              264            5,409
Technip S.A.                                             8,345          690,872
TOTAL S.A.                                              30,551        2,486,367
                                                                  -------------
Total France                                                          3,185,152
                                                                  -------------
Hong Kong--4.4%
CNOOC Ltd.                                           1,046,000        1,185,428
                                                                  -------------
Italy--10.9%
Eni SpA                                                 61,264        2,225,709
Saipem SpA                                              20,225          692,704
                                                                  -------------
Total Italy                                                           2,918,413
                                                                  -------------
Japan--8.8%
Cosmo Oil Co., Ltd.                                      3,000           16,519
Nippon Mining Holdings Inc.                             59,000          564,703
Nippon Oil Corp.                                        67,000          621,742
Showa Shell Sekiyu K.K.                                 46,800          579,434
TonenGeneral Sekiyu K.K.                                58,000          564,995
                                                                  -------------
Total Japan                                                           2,347,393
                                                                  -------------
Netherlands--2.3%
Fugro N.V.                                                 624           39,651
SBM Offshore N.V.                                       14,805          565,856
                                                                  -------------
Total Netherlands                                                       605,507
                                                                  -------------
New Zealand--2.1%
New Zealand Refining Co., Ltd. (The)                    97,305          563,797
                                                                  -------------
Norway--8.1%
Norsk Hydro ASA                                         26,550        1,024,897
ProSafe ASA                                              1,600           25,600
Statoil ASA                                             35,450        1,101,370
                                                                  -------------
Total Norway                                                          2,151,867
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Energy Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Singapore--0.1%
CH Offshore Ltd.                                        20,000    $       9,677
KS Energy Services Ltd.                                  4,000            9,834
Singapore Petroleum Co., Ltd.                            5,000           18,798
                                                                  -------------
Total Singapore                                                          38,309
                                                                  -------------
Spain--7.2%
Cia Espanola de Petroleos S.A (a)                        8,198          767,276
Repsol YPF, S.A.                                        29,066        1,148,211
                                                                  -------------
Total Spain                                                           1,915,487
                                                                  -------------
United Kingdom--27.7%
BG Group PLC                                            49,588          817,317
BP PLC                                                 211,572        2,559,657
Burren Energy PLC                                          616           10,097
Expro International Group PLC                              796           15,595
John Wood Group PLC                                      2,812           19,098
Royal Dutch Shell PLC Class A                           48,644        1,983,367
Royal Dutch Shell PLC Class B                           45,667        1,908,526
Tullow Oil PLC                                           7,228           70,769
                                                                  -------------
Total United Kingdom                                                  7,384,426
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $22,767,478)                                                  26,637,480
                                                                  =============
RIGHTS*--0.0%
France--0.0%
Bourbon S.A., expiring on 7/05/07
(Cost: $0)                                                  24            1,502
                                                                  -------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $22,767,478)                                                  26,638,982
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--6.9%
MONEY MARKET FUNDS(b)--6.9%
UBS Enhanced Yield Portfolio, 5.27%                    807,578          807,578
UBS Private Money Market Fund LLC, 5.25%             1,024,822        1,024,822
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,832,400)(c)                                                 1,832,400
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--106.7%
(Cost: $24,599,878)(d)                                               28,471,382

Liabilities in Excess of Cash, Foreign
Currency and Other Assets--(6.7)%                                    (1,788,464)
                                                                  -------------

NET ASSETS--100.0%                                                $  26,682,918
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $1,744,730 and the total market value of the collateral held by the Fund was $1,832,400.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Energy Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Oil & Gas                                                                  91.9%
Oil & Gas Services                                                          7.8%
Coal                                                                        0.1%
Other                                                                       0.2%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Financial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.6%
Australia--11.9%
AMP Ltd.                                                18,567    $     159,413
ASX Ltd.                                                 1,270           52,473
Australia & New Zealand Banking
 Group Ltd.                                             16,839          414,157
AXA Asia Pacific Holdings Ltd.                           6,778           42,726
Cabcharge Australia Ltd.                                   723            7,612
Challenger Financial Services Group Ltd.                 2,663           13,172
Commonwealth Bank of Australia                          11,814          553,771
Insurance Australia Group Ltd.                          18,558           89,744
IOOF Holdings Ltd.                                         200            1,729
Lend Lease Corp., Ltd.                                   3,809           59,913
Macquarie Bank Ltd.                                      1,960          141,343
MFS Ltd.                                                 1,501            7,386
National Australia Bank Ltd.                            13,315          463,380
Peet Ltd.                                                1,174            4,104
Perpetual Ltd.                                             359           23,912
QBE Insurance Group Ltd.                                 4,791          126,818
St.George Bank Ltd.                                      3,136           94,264
Suncorp-Metway Ltd.                                      6,562          112,290
Timbercorp. Ltd.                                         1,254            2,234
Westpac Banking Corp.                                   17,520          381,410
                                                                  -------------
Total Australia                                                       2,751,851
                                                                  -------------
Austria--0.5%
Bank Austria Creditanstalt AG                              571          110,276
Wiener Staedtische AG                                      188           13,406
                                                                  -------------
Total Austria                                                           123,682
                                                                  -------------
Belgium--3.4%
Dexia N.V.                                               5,194          162,813
Fortis N.V.                                              8,202          349,043
KBC Ancora                                                 352           41,217
KBC Groep N.V.                                           1,701          229,775
                                                                  -------------
Total Belgium                                                           782,848
                                                                  -------------
Bermuda--0.0%
Catlin Group Ltd.                                           67              644
                                                                  -------------
Denmark--0.9%
Codan A/S                                                  100           10,907
Danske Bank A/S                                          4,100          168,161
Hannover Rueckversicherung AG                               59            2,865
Sydbank A/S                                                 50            2,396
TrygVesta A/S                                              250           19,645
                                                                  -------------
Total Denmark                                                           203,974
                                                                  -------------
Finland--0.6%
Citycon Oyj*                                             1,006            6,481
OKO Bank PLC Class A                                     1,250           23,246
Sampo Oyj Class A                                        3,521          101,573
Technopolis Oyj                                            120            1,128
                                                                  -------------
Total Finland                                                           132,428
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

France--12.4%
Assurances Generales de France                           1,062    $     178,152
AXA S.A.                                                14,455          624,905
BNP Paribas                                              5,888          702,642
CNP Assurances S.A.                                        615           78,864
Credit Agricole S.A. (a)                                11,097          452,459
Euler Hermes S.A.                                          149           21,190
Fonciere Des Regions                                       263           38,542
Klepierre                                                  280           47,621
Natixis S.A.                                            10,138          247,549
SCOR                                                       131            3,563
Societe Generale                                         2,606          484,041
                                                                  -------------
Total France                                                          2,879,528
                                                                  -------------
Germany--5.4%
Allianz SE                                               1,615          378,624
AMB Generali Holding AG                                    125           19,114
AWD Holding AG                                             256           10,919
Commerzbank AG                                           1,749           83,831
Deutsche Bank AG                                         2,752          400,699
Deutsche Boerse AG                                         265           29,974
Deutsche Postbank AG                                       559           49,125
Hypo Real Estate Holding AG                                431           27,946
IKB Deutsche Industriebank AG                              367           13,407
MLP AG                                                     196            3,777
MPC Munchmeyer Petersen Capital AG                         108           11,063
Muenchener Ruckversicherungs-Gesellschaft
 AG                                                      1,245          228,995
                                                                  -------------
Total Germany                                                         1,257,474
                                                                  -------------
Hong Kong--3.7%
Bank of East Asia Ltd.                                   9,600           54,030
BOC Hong Kong (Holdings) Ltd.                           76,000          181,010
Cheung Kong (Holdings) Ltd.                              8,000          104,785
China Overseas Land & Investment Ltd.                   16,000           24,968
CITIC International Financial
 Holdings Ltd.                                          20,000           16,884
Hang Seng Bank Ltd.                                     15,500          209,762
Henderson Investment Ltd.                                8,000           11,522
Hong Kong Exchanges and Clearing Ltd.                    4,000           56,537
Hopewell Holdings Ltd.                                   4,000           16,322
New World Development Ltd.                              12,000           30,023
Shun TAK Holdings Ltd.*                                  8,000           11,768
Sino Land Co.                                            8,000           16,659
Sun Hung Kai Properties Ltd.                            11,000          132,402
                                                                  -------------
Total Hong Kong                                                         866,672
                                                                  -------------
Ireland--1.2%
Allied Irish Banks PLC                                   4,824          131,669
Bank of Ireland                                          5,074          102,585
FBD Holdings PLC                                            88            3,773
FBD Holdings PLC Redemption Shares                          88              594
Irish Life & Permanent PLC                               1,198           30,175
McInerney Holdings PLC                                   1,600            5,104
                                                                  -------------
Total Ireland                                                           273,900
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Italy--10.3%
Alleanza Assicurazioni SpA (a)                           5,030    $      65,759
Assicurazioni Generali SpA (a)                           5,418          217,762
Banca Carige SpA                                         3,230           15,028
Banca CR Firenze                                         1,959           16,483
Banca Intermobiliare SpA                                   159            1,598
Banca Intesa SpA                                       112,242          838,285
Banca Monte dei Paschi di Siena SpA                      6,998           47,398
Banca Popolare dell'Etruria e del Lazio                    120            2,486
Banca Popolare di Milano S.c.r.l.                          787           12,032
Banca Popolare di Sondrio Scarl                            579           10,205
Banche Popolari Unite S.c.r.l.                           3,081           78,436
Banco di Desio e della Brianza SpA                         220            2,555
Banco Popolare di Verona e
 Novara S.c.r.l. (a)                                     1,342           38,677
Capitalia SpA                                           12,950          128,899
Credito Artigiano SpA                                      791            4,300
Credito Emiliano SpA                                       963           13,682
Ergo Previdenza SpA                                        475            2,953
Fondiaria-SAI SpA                                          671           32,524
Mediobanca SpA                                           3,749           85,366
Mediolanum SpA (a)                                       2,555           21,325
Milano Assicurazioni SpA                                 3,086           25,715
Piccolo Credito Valtellinese Scarl                         487            7,432
Pirelli & C Real Estate SpA                                323           18,793
Premafin Finanziaria SpA                                 1,701            5,686
Risanamento SpA*                                           651            4,796
Societa Cattolica di
 Assicurazioni S.c.r.l.                                    252           14,604
UniCredito Italiano SpA                                 54,029          483,784
Unipol SpA                                              10,734           38,706
Vittoria Assicurazioni SpA                                  64            1,209
Zurich Financial Services AG                               494          152,864
                                                                  -------------
Total Italy                                                           2,389,342
                                                                  -------------
Japan--3.5%
Bank of Kyoto Ltd. (The)                                 3,000           35,880
Century Leasing System, Inc.                               400            5,584
Cosmo Securities Co., Ltd. (a)                           4,000            6,834
Daito Trust Construction Co., Ltd.                         400           19,013
Daiwa Securities Group, Inc.                             4,000           42,528
Hiroshima Bank Ltd. (The)                                4,000           22,122
Hokuhoku Financial Group, Inc.                           4,000           12,924
Leopalace21 Corp.                                          400           13,636
Millea Holdings, Inc.                                      600           24,584
Mitsubishi UFJ Financial Group Inc.                          8           88,101
Mitsui Sumitomo Insurance Co., Ltd.                      3,000           38,431
Mitsui Trust Holdings, Inc.                              4,000           34,787
Mizuho Financial Group, Inc.                                 8           55,257
Mizuho Trust & Banking Co., Ltd.                         4,000            8,097
Nikko Cordial Corp.                                      4,500           58,703
Nomura Holdings, Inc.                                    8,400          163,245
OMC Card, Inc.                                             400            2,909
Sumitomo Mitsui Financial Group, Inc.                        4           37,248
Sumitomo Real Estate Sales Co., Ltd.                        40            3,129
Sumitomo Trust & Banking Co., Ltd. (The)                 4,000           38,058

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Suruga Bank Ltd.                                         2,832    $      35,614
T&D Holdings, Inc.                                         400           26,981
Tokyo Leasing Co., Ltd.                                    400            5,950
Tokyu Land Corp.                                         3,000           31,895
Urban Corp.                                                400            7,272
                                                                  -------------
Total Japan                                                             818,782
                                                                  -------------
Netherlands--5.1%
ABN AMRO Holding N.V.                                    9,409          432,684
AEGON N.V.                                               8,647          170,969
ING Groep N.V.                                          13,109          580,526
                                                                  -------------
Total Netherlands                                                     1,184,179
                                                                  -------------
New Zealand--0.0%
Infratil Ltd.                                            2,564            6,319
                                                                  -------------
Norway--0.8%
ABG Sundal Collier ASA                                   4,000           10,429
Acta Holding ASA                                         4,000           20,994
DnB NOR ASA                                              9,200          118,693
Storebrand ASA                                           2,400           37,424
                                                                  -------------
Total Norway                                                            187,540
                                                                  -------------
Portugal--0.6%
Banco BPI, S.A.                                          2,495           22,172
Banco Comercial Portugues, S.A. Class R                 12,516           69,980
Banco Espirito Santo, S.A.                               2,421           53,884
                                                                  -------------
Total Portugal                                                          146,036
                                                                  -------------
Singapore--1.7%
Ascott Group Ltd. (The)                                  8,000            9,572
DBS Group Holdings Ltd.                                  8,466          126,205
Guocoland Ltd.                                           4,000           12,710
MCL Land Ltd.                                            8,000           15,012
Oversea-Chinese Banking Corp. Ltd.                       8,000           47,860
Singapore Exchange Ltd.                                  4,000           25,630
Straits Trading Co., Ltd.                                4,000           12,030
United Overseas Bank Ltd.                                8,139          117,073
UOB Kay Hian Holdings Ltd.                               8,000           11,298
Wing Tai Holdings Ltd.                                   4,000           10,409
                                                                  -------------
Total Singapore                                                         387,799
                                                                  -------------
Spain--7.9%
Banco Bilbao Vizcaya Argentaria,
 Chile, S.A.                                            25,730          632,444
Banco Espanol de Credito S.A.                            1,025           23,270
Banco Pastor S.A.                                          204            4,182
Banco Popular Espanol, S.A.                              6,092          113,705
Banco Sabadell S.A. (a)                                  4,728           52,041
Banco Santander Central Hispano S.A.                    47,324          874,976
Bankinter, S.A.                                            268           24,033
Corporacion Mapfre S.A.                                  6,964           34,611
Metrovacesa, S.A.                                          722           79,958
                                                                  -------------
Total Spain                                                           1,839,220
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Sweden--2.8%
D. Carnegie & Co. AB                                       800    $      14,029
Fabege AB                                                1,600           17,617
Intrum Justitia AB                                         800           10,675
Investment AB Kinnevik Class B                             400            7,875
Kungsleden AB                                            1,200           15,006
Nordea Bank AB                                          16,000          250,831
Ratos AB Class B                                           800           25,492
Skandinaviska Enskilda Banken AB Class A                 2,400           77,699
Svenska Handelsbanken AB Class A                         3,600          101,062
Swedbank AB Class A                                      3,200          116,199
                                                                  -------------
Total Sweden                                                            636,485
                                                                  -------------
Switzerland--4.0%
Baloise Holding AG                                         216           21,343
Converium Holding AG                                       156            2,864
Credit Suisse Group                                      3,996          284,800
Swiss Reinsurance Co.                                    1,577          143,984
UBS AG                                                   7,573          454,774
Vontobel Holding AG                                        197           11,316
                                                                  -------------
Total Switzerland                                                       919,081
                                                                  -------------
United Kingdom--22.9%
Aberdeen Asset Management PLC                            1,877            7,381
Admiral Group PLC                                          703           12,539
Alliance & Leicester PLC                                 3,525           78,220
Amlin PLC                                                3,250           18,307
Amvescap PLC                                             2,623           34,023
Atrium Underwriting PLC                                    407            2,415
Aviva PLC                                               15,397          229,680
Barclays PLC                                            45,946          641,598
Beazley Group PLC                                        2,324            6,854
Bradford & Bingley PLC                                     585            4,639
Brewin Dolphin Holdings PLC                                919            4,029
Brit Insurance Holdings PLC                              4,084           28,208
Capital & Regional PLC                                     192            4,480
Charles Taylor Consulting PLC                              160            1,250
Chesnara PLC                                             1,294            4,453
Close Brothers Group PLC                                   715           12,351
Datamonitor PLC                                            192            2,458
Domestic & General Group PLC                               180            4,912
DTZ Holdings PLC                                           419            4,371
Erinaceous Group PLC                                       347            1,497
F&C Asset Management PLC                                 4,268           15,778
Friends Provident PLC                                    9,483           34,095
Hardy Underwriting Group PLC                               232            1,287
HBOS PLC                                                24,130          477,112
Helical Bar PLC                                            635            5,899
Highway Insurance Holdings PLC                           2,479            3,681
HSBC Holdings PLC                                       81,768        1,501,105
ICAP PLC                                                 1,877           18,604
Intermediate Capital Group PLC                             391           12,207
Investec PLC                                             1,777           22,925
Jardine Lloyd Thompson Group PLC                         2,080           17,329
Legal & General Group PLC                               26,490           79,775
Liontrust Asset Management PLC                             156            1,252
Lloyds TSB Group PLC                                    58,579          653,466
London Stock Exchange Group PLC                            304            8,265
Man Group PLC                                            5,797           70,832
McKay Securities PLC                                       204            1,644
Northern Rock PLC                                          594           10,345

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Financial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------


Numis Corp. PLC                                            168    $       1,072
Old Mutual PLC                                          37,875          128,348
Provident Financial PLC                                  2,603           36,688
Prudential PLC                                          11,398          163,280
RAB Capital PLC                                          2,942            5,947
Resolution PLC                                             663            8,327
Royal & Sun Alliance Insurance Group                     4,901           14,307
Royal Bank of Scotland Group (The) PLC                  59,541          756,183
Schroders PLC                                              823           21,152
St. James's Place PLC                                      715            6,125
Standard Chartered PLC                                   3,731          122,017
Unite Group PLC                                            567            4,579
Warner Estate Holdings PLC                                 256            3,380
                                                                  -------------
Total United Kingdom                                                  5,310,671
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $22,081,283)                                                  23,098,455
                                                                  =============
RIGHTS* - 0.0%
Italy - 0.0%
Unipol SpA, expiring 7/03/07
(Cost: $0)                                              10,734               --
                                                                  -------------


TOTAL LONG-TERM INVESTMENTS
(Cost: $22,081,283)                                                  23,098,455
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--1.7%
MONEY MARKET FUNDS(b) --1.7%
UBS Enhanced Yield Portfolio, 5.27%                    301,666          301,666
UBS Private Money Market Fund LLC, 5.25%               100,653          100,653
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $402,319)(c)                                                     402,319
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES --101.3%
(Cost: $22,483,602)(d)                                               23,500,774


Liabilities in Excess of Cash, Foreign
Currency and Other Assets --(1.3)%                                     (306,612)
                                                                  -------------

NET ASSETS --100.0%                                               $  23,194,162
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $382,588 and the total market value of the collateral held by the Fund was $402,319.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Banks                                                                    68.2%
Insurance                                                                19.1%
Diversified Financial Services                                            8.7%
Real Estate                                                               3.0%
REITS                                                                     0.4%
Investment Companies                                                      0.2%
Engineering & Construction                                                0.0% #
Other                                                                     0.4%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

#     Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree International Health Care Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.8%
Australia--8.0%
Cochlear Ltd.                                            4,881    $     252,604
CSL Ltd. (Australia)                                     4,087          305,132
Healthscope Ltd. (a)                                    48,622          215,742
Primary Health Care Ltd.                                14,025          151,115
Ramsay Health Care Ltd.                                 14,101          134,109
Sigma Pharmaceuticals Ltd.                              95,169          171,172
Sonic Healthcare Ltd.                                   21,237          271,343
Symbion Health Ltd.                                     66,632          230,645
                                                                  -------------
Total Australia                                                       1,731,862
                                                                  -------------
Belgium--1.5%
Omega Pharma S.A.                                          128           11,103
UCB S.A.                                                 5,342          316,362
                                                                  -------------
Total Belgium                                                           327,465
                                                                  -------------
Denmark--4.8%
Coloplast A/S Class B                                    1,350          109,638
H. Lundbeck A/S                                          8,100          205,800
Novo-Nordisk A/S Class B                                 4,450          484,556
Novozymes A/S Class B                                    2,000          232,296
                                                                  -------------
Total Denmark                                                         1,032,290
                                                                  -------------
Finland--1.2%
Orion Oyj Class B                                       10,258          256,852
                                                                  -------------
France--10.4%
BioMerieux                                               1,359          116,731
Cie Generale D'Optique Essilor
 International S.A.                                      2,989          356,731
Ipsen                                                    3,431          176,082
Sanofi-Aventis  (a)                                     19,769        1,604,612
                                                                  -------------
Total France                                                          2,254,156
                                                                  -------------
Germany--10.4%
Bayer Schering Pharma AG                                 6,271          879,960
Celesio AG                                               3,373          219,297
Fresenius AG                                             3,347          257,295
Fresenius Medical Care AG & Co. KGaA                     7,191          331,464
Merck KGaA (a)                                           1,844          254,147
Rhoen-Klinikum AG                                        2,880          174,137
Stada Arzneimittel AG                                    2,229          142,210
                                                                  -------------
Total Germany                                                         2,258,510
                                                                  -------------
Ireland--0.1%
United Drug PLC                                          3,277           17,719
                                                                  -------------
Italy--2.7%
Luxottica Group SpA                                      9,623          374,034
Recordati SpA                                           26,604          222,048
                                                                  -------------
Total Italy                                                             596,082
                                                                  -------------
Japan--19.5%
Alfresa Holdings Corp.                                     400           27,823
Astellas Pharma, Inc.                                    9,200          399,304
Chugai Pharmaceutical Co., Ltd.                         15,200          272,626
Daiichi Sankyo Co., Ltd.                                13,100          346,872
Dainippon Sumitomo Pharma Co., Ltd.                     16,000          159,877
Eisai Co., Ltd.                                          7,200          313,665
Hisamitsu Pharmaceutical Co., Inc.                       4,800          132,151

                      See Notes to Schedule of Investments.

WisdomTree International Health Care Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hogy Medical Co., Ltd.                                     100    $       4,454
Kaken Pharmaceutical Co., Ltd.                           2,000           14,527
Kobayashi Pharmaceutical Co., Ltd.                         400           13,312
Kyowa Hakko Kogyo Co., Ltd.                             22,000          207,182
Mediceo Paltac Holdings Co., Ltd.                       12,200          186,514
Miraca Holdings, Inc.                                      400            8,000
Mochida Pharmaceutical Co., Ltd.                         1,000            9,417
Nihon Kohden Corp.                                         800           14,802
Nipro Corp.                                              7,000          143,690
Paramount Bed Co., Ltd.                                    800           12,269
Paris Miki, Inc. (a)                                    10,800          145,959
Seikagaku Corp.                                            800            9,289
Shimadzu Corp.                                           3,000           31,483
Shionogi & Co., Ltd.                                    11,000          179,036
SSP Co., Ltd.                                            3,000           14,551
Suzuken Co., Ltd.                                        4,000          124,701
Sysmex Corp.                                               300           11,053
Taisho Pharmaceutical Co., Ltd.                         12,000          237,580
Takeda Pharmaceutical Co., Ltd.                         12,600          812,146
Tanabe Seiyaku Co., Ltd.                                16,000          190,194
Terumo Corp.                                             5,200          200,429
Toho Pharmaceutical Co., Ltd.                              400            6,689
Topcon Corp.                                               400            6,656
Tsumura & Co.                                              300            5,527
                                                                  -------------
Total Japan                                                           4,241,778
                                                                  -------------
Netherlands--0.6%
Opg Groep N.V.                                           3,601          131,261
                                                                  -------------
New Zealand--1.1%
Fisher & Paykel Healthcare Corp.                        75,683          197,040
Ryman Healthcare Ltd.                                   10,460           17,940
                                                                  -------------
Total New Zealand                                                       214,980
                                                                  -------------
Singapore--1.1%
Parkway Holdings Ltd.                                   87,000          227,533
                                                                  -------------
Spain--0.6%
FAES FARMA, S.A.                                         5,864          132,971
                                                                  -------------
Sweden--0.2%
Getinge AB Class B                                         400            8,648
Meda AB Class A                                            900           14,208
Q-Med AB                                                   850           12,148
                                                                  -------------
Total Sweden                                                             35,004
                                                                  -------------
Switzerland--16.1%
Nobel Biocare Holding AG                                   757          247,371
Novartis AG                                             27,375        1,541,185
Phonak Holding AG                                        1,167          104,741
Roche Holding AG                                         7,813        1,385,890
Straumann Holding AG                                       777          218,087
                                                                  -------------
Total Switzerland                                                     3,497,274
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Health Care Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

United Kingdom--21.6%
AstraZeneca PLC                                         31,027    $   1,670,194
Dechra Pharmaceuticals PLC                               1,410            9,845
GlaxoSmithKline PLC                                     86,830        2,273,457
Shire PLC                                                9,865          245,626
Smith & Nephew PLC                                      21,304          264,581
SSL International PLC                                   25,724          225,412
                                                                  -------------
Total United Kingdom                                                  4,689,115
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $21,212,533)                                                  21,644,852
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--7.6%
MONEY MARKET FUNDS(b) --7.6%
UBS Enhanced Yield Portfolio, 5.27                     908,348          908,348
UBS Private Money Market Fund LLC, 5.25%               750,910          750,910
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $1,659,258)(c)                                                 1,659,258
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--107.4%
(Cost: $22,871,791)(d)                                               23,304,110

Liabilities in Excess of Cash, Foreign
Currency and Other Assets -- (7.4)%                                  (1,600,726)
                                                                  -------------

NET ASSETS--100.0%                                                $  21,703,384
                                                                  =============

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $1,577,744 and the total market value of the collateral held by the Fund was $1,659,258.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Health Care Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Pharmaceuticals                                                            75.0%
Healthcare-Products                                                        13.6%
Healthcare-Services                                                         8.7%
Biotechnology                                                               2.5%
Other                                                                       0.2%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Industrial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.5%
Australia--9.8%
Adelaide Brighton Ltd.                                  34,778    $     108,286
Amcor Ltd.                                              51,819          328,406
Ansell Ltd.                                              2,877           29,778
Asciano Group*                                           7,359           63,245
Boral Ltd.                                              39,828          296,339
Bradken Ltd. (a)                                         6,304           57,227
Cardno Ltd.                                              2,681           16,604
Coffey International Ltd.                                4,851           17,656
Crane Group Ltd.                                         4,319           61,816
CSR Ltd. (a)                                            85,424          252,209
Downer EDI Ltd.                                         12,536           78,278
Futuris Corp., Ltd.                                     39,548           93,276
GUD Holdings Ltd.                                        6,381           49,697
GWA International Ltd. (a)                              24,022           90,081
Hills Industries Ltd. (a)                               14,419           65,202
Leighton Holdings Ltd.                                   8,841          309,404
Monadelphous Group Ltd.                                  3,775           46,664
Rinker Group Ltd.                                       31,305          500,375
Sedgman Ltd.                                             7,609           20,722
Sims Group Ltd.                                         10,105          227,187
Toll Holdings Ltd.                                      18,731          230,266
Transfield Services Ltd.                                 7,683           72,418
Transpacific Industries Group Ltd.                         114            1,292
United Group Ltd.                                        5,650           79,811
Wesfarmers Ltd.                                         40,045        1,553,639
WorleyParsons Ltd.                                       4,186          120,748
                                                                  -------------
Total Australia                                                       4,770,626
                                                                  -------------
Austria--0.7%
Andritz AG                                                 868           57,430
AT&S Austria Technologie & Systemtechnik
 AG                                                        511           12,836
Flughafen Wien AG                                          728           71,892
Semperit AG Holding                                        651           27,959
Wienerberger AG                                          2,457          181,511
                                                                  -------------
Total Austria                                                           351,628
                                                                  -------------
Belgium--1.4%
Agfa-Gevaert N.V.                                        4,421          114,400
Barco N.V.                                                 385           35,711
Bekaert S.A.                                               567           83,353
Compagnie Maritime Belge S.A.                            3,389          238,142
Euronav N.V.                                             4,552          165,804
EVS Broadcast Equipment S.A.                               413           34,030
Exmar N.V.                                                 452           14,712
                                                                  -------------
Total Belgium                                                           686,152
                                                                  -------------
Denmark--0.6%
DSV A/S                                                  1,490           29,272
FLSmidth & Co. A/S                                         700           55,134
NKT Holding A/S                                            525           52,308
TORM Dampskibsselskabet A/S                              4,200          157,399
                                                                  -------------
Total Denmark                                                           294,113
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Finland--2.5%
Ahlstrom Oyj                                                39    $       1,146
Aspo Oyj                                                 1,759           16,178
Cargotec Corp.                                             256           15,790
Huhtamaki Oyj                                            3,173           53,223
KCI Konecranes Oyj                                       1,057           44,411
Kone Oyj                                                 1,727          109,063
Lassila & Tikanoja Oyj                                   1,022           34,645
Metso Oyj                                                7,129          421,902
Uponor Corp.                                             3,213          125,146
Wartsila Oyj Class B                                     4,168          275,263
YIT Oyj                                                  3,523          111,099
                                                                  -------------
Total Finland                                                         1,207,866
                                                                  -------------
France--16.2%
Bacou Dalloz                                                91           13,850
Bouygues S.A.                                           10,583          888,873
CFF RECYCLING                                              427           31,689
Cie de Saint-Gobain S.A.                                10,443        1,175,832
Ciments Francais                                           819          188,623
EIFFAGE                                                  1,683          240,708
Haulotte Group                                             637           26,583
Imerys S.A.                                              2,366          240,007
Lafarge S.A.                                             5,252          960,404
Legrand S.A.                                             5,914          213,816
Manitou BF S.A.                                          1,078           68,718
Nexans S.A.                                                553           92,461
Safran S.A.                                              4,709          120,771
Schneider Electric S.A.                                 10,047        1,412,937
Ste Industrielle d'Aviation Latecoere
 S.A.                                                      405           13,631
Thales S.A.                                              6,346          388,419
Vallourec S.A.                                           1,065          342,625
VINCI S.A.                                              17,808        1,334,326
Zodiac S.A.                                              1,321          101,514
                                                                  -------------
Total France                                                          7,855,787
                                                                  -------------
Germany--10.5%
Balda AG                                                 3,579           51,285
Bilfinger Berger AG                                        854           75,742
Deutsche Post AG                                        45,607        1,480,116
Fraport AG Frankfurt Airport Services
 Worldwide                                               1,553          110,911
HeidelbergCement AG                                      1,019          153,227
Heidelberger Druckmaschinen AG                             728           35,326
HOCHTIEF AG                                              1,565          170,547
Indus Holding AG                                           826           33,913
KRONES AG                                                  147           34,227
Leoni AG                                                   351           16,354
MAN AG                                                   2,854          411,503
Norddeutsche Affinerie AG                                1,974           87,231
Rheinmetall AG                                             588           54,779
Siemens AG                                              16,355        2,353,944
Techem AG                                                  597           41,668
                                                                  -------------
Total Germany                                                         5,110,773
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hong Kong--0.8%
Hong Kong Aircraft Engineering Co. Ltd.                  2,800    $      42,584
MTR Corp.                                              129,500          306,774
Singamas Container Holdings Ltd.                        28,000           18,803
Techtronic Industries Co. Ltd.                          28,000           37,391
                                                                  -------------
Total Hong Kong                                                         405,552
                                                                  -------------

Ireland--1.2%
CRH PLC                                                 10,603          524,251
Kingspan Group PLC                                       1,500           41,955
                                                                  -------------
Total Ireland                                                           566,206
                                                                  -------------
Italy--1.3%
Astaldi SpA                                              1,605           14,361
BUZZI UNICEM SpA                                         4,109          142,009
Caltagirone SpA                                          1,015           12,180
Cementir-Cementerie del Tirreno                          2,485           35,340
Finmeccanica SpA                                         8,483          261,557
Gewiss SpA                                               1,598           13,532
GranitiFiandre SpA                                       1,167           14,800
I.M.A. Industria Macchine Automatiche SpA                1,437           32,022
Italcementi SpA                                          2,934           90,821
Navigazione Montanari SpA                                2,835           15,133
Premuda SpA                                              6,185           12,856
                                                                  -------------
Total Italy                                                             644,611
                                                                  -------------
Japan--16.5%
Advantest Corp.                                          1,200           52,180
Aichi Corp.                                              4,900           66,936
Alps Electric Co., Ltd.                                  2,800           27,933
Amada Co., Ltd.                                          7,000           87,348
Amano Corp.                                              1,400           19,703
Asahi Glass Co., Ltd.                                   19,000          256,010
Asahi Organic Chemicals Industry
 Co., Ltd.                                               7,000           26,811
Asahi Pretec Corp.                                         700           19,499
Asunaro Aoki Construction Co., Ltd.                      1,000            6,203
Casio Computer Co., Ltd.                                 2,100           32,717
Chofu Seisakusho Co., Ltd.                                 700           14,737
CKD Corp.                                                4,900           52,295
Cleanup Corp.                                            1,400           10,271
CMK Corp.                                                4,200           44,076
Cosel Co., Ltd.                                            700           10,118
Daifuku Co., Ltd.                                        1,000           13,774
Daiichi Chuo Kisen Kaisha                                7,000           32,876
Daikin Industries Ltd.                                   1,400           50,901
Dainippon Screen Manufacturing Co., Ltd.                 2,000           15,078
Ebara Corp.                                              7,000           32,082
Fanuc Ltd.                                               4,000          412,001
Fuji Electric Holdings Co., Ltd.                         7,000           35,483
FUJIFILM Holdings Corp.                                  3,500          156,160
Fujikura Ltd.                                            1,000            7,425
Furukawa Co., Ltd. (The)                                 1,000            2,170
Furukawa Electric Co., Ltd.                              2,000           11,029
Hakudo Co., Ltd.                                           600            9,421
Hamamatsu Photonics K.K.                                   700           21,936
Hankyu Hanshin Holdings, Inc.                           20,000          105,429
Hitachi Cable Ltd.                                       7,000           40,925
Hitachi Construction Machinery Co., Ltd.                 1,400           48,634
Hitachi Ltd.                                            36,000          255,071
Hitachi Tool Engineering Ltd.                              600            8,600

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hoya Corp.                                               9,500    $     314,628
Ibiden Co., Ltd.                                           700           45,119
Idec Corp.                                                 700           10,345
Iino Kaiun Kaisha Ltd.                                   2,100           24,895
JS Group Corp.                                           6,300          127,536
Kaga Electronics Co., Ltd.                                 700           12,442
Kajima Corp.                                            14,000           58,496
Kawasaki Heavy Industries Ltd.                           7,000           28,568
Kawasaki Kisen Kaisha Ltd.                              14,000          170,841
Keio Corp.                                               7,000           46,480
Kintetsu Corp.                                          14,000           42,058
Komatsu Ltd.                                            10,100          292,789
Kubota Corp.                                            24,000          194,340
Kurita Water Industries Ltd.                             1,400           43,872
Kyocera Corp.                                            2,300          244,722
Mabuchi Motor Co., Ltd.                                    700           42,795
Maeda Corp.                                              2,000            8,859
Makita Corp.                                             1,400           62,124
Matsushita Electric Works Ltd.                           7,000           89,332
Minebea Co., Ltd.                                        7,000           39,508
MISUMI Group, Inc.                                         700           11,847
Mitsubishi Electric Corp.                               27,000          249,678
Mitsubishi Heavy Industries Ltd.                        47,000          301,041
Mitsui Engineering & Shipbuilding
 Co., Ltd.                                               7,000           37,354
Mitsui O.S.K. Lines Ltd.                                20,000          271,104
Mitsumi Electric Co., Ltd.                               1,400           50,107
Miura Co., Ltd.                                            700           21,539
Nagoya Railroad Co., Ltd.                                7,000           20,406
NEC Corp.                                               21,000          108,490
NEC Networks & System Integration Corp.                    700            7,335
Nichicon Corp.                                           1,400           19,941
Nichiha Corp.                                              700            8,740
Nidec Copal Corp.                                        1,400           14,896
Nidec Copal Electronics Corp.                            1,400            8,242
Nihon Yamamura Glass Co., Ltd.                           7,000           18,025
Nippon Densetsu Kogyo Co., Ltd.                          7,000           49,257
Nippon Express Co., Ltd.                                14,000           79,469
Nippon Koei Co., Ltd.                                    7,000           20,916
Nippon Sheet Glass Co., Ltd.                             7,000           31,912
Nippon Signal Co., Ltd.                                  1,400            9,092
Nippon Valqua Industries Ltd.                            7,000           25,394
Nippon Yusen K.K.                                       29,000          265,590
Nishimatsu Construction Co., Ltd.                        7,000           24,657
Nishi-Nippon Railroad Co., Ltd.                          7,000           25,394
Nitto Kogyo Corp.                                          700           10,180
Nitto Kohki Co., Ltd.                                      700           14,964
NSK Ltd.                                                 7,000           72,327
NTN Corp.                                                7,000           60,253
Obayashi Corp.                                           7,000           38,091
Odakyu Electric Railway Co., Ltd.                        7,000           43,079
OKUMA Corp.                                              7,000          110,588
Okumura Corp.                                            7,000           35,767
Onoken Co., Ltd.                                         4,200           62,135
OSG Corp.                                                1,400           19,249
Rinnai Corp.                                               700           21,823
Ryosan Co., Ltd.                                           700           17,231
Sankyo-Tateyama Holdings Inc.                            7,000           12,754
Sanshin Electronics Co., Ltd.                            3,500           49,455
Sanwa Shutter Corp.                                      7,000           40,471
Sanyo Denki Co., Ltd.                                    7,000           46,990
Sato Corp.                                                 700           13,037
Sharp Corp.                                             16,000          303,170
Shimizu Corp.                                           14,000           81,056
Shin-Etsu Polymer Co., Ltd.                                700            9,534

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Shinwa Kaiun Kaisha Ltd.                                 7,000    $      54,075
Sodick Co Ltd.                                           3,400           24,338
Stanley Electric Co., Ltd.                               2,100           45,573
Star Micronics Co., Ltd.                                   700           18,649
Sumida Corp.                                               700           10,209
Sumitomo Electric Industries Ltd.                        5,600           83,255
Sumitomo Osaka Cement Co., Ltd.                          7,000           18,535
Taihei Dengyo Kaisha Ltd.                                1,000            7,571
Taiheiyo Cement Corp.                                    7,000           30,949
Taikisha Ltd.                                            1,400           19,601
Taisei Corp.                                            14,000           47,273
THK Co., Ltd.                                            1,400           35,030
Tobu Railway Co., Ltd.                                   7,000           31,572
Tocalo Co., Ltd.                                           700           17,005
Toda Corp.                                               7,000           37,184
Tokai Rubber Industries, Inc.                            1,400           23,353
Tokyo Kikai Seisakusho Ltd. (a)                          7,000           21,539
Tokyo Seimitsu Co., Ltd.                                   400           15,450
Tokyu Construction Co., Ltd.                             3,260           18,584
Tokyu Corp.                                              7,000           46,706
Tori Holdings Co., Ltd.                                162,000           36,730
Toshiba Corp.                                           41,000          356,897
Toshiba TEC Corp.                                        7,000           41,492
Toyo Seikan Kaisha Ltd.                                  1,400           26,981
Tsukishima Kikai Co., Ltd.                               2,000           19,175
Ulvac, Inc.                                                400           14,349
Union Tool Co.                                             300           11,053
Ushio Inc.                                               1,400           31,005
Yamatake Corp.                                             700           21,313
Yamato Holdings Co., Ltd.                                7,000           98,798
Yokogawa Electric Corp.                                  2,100           28,126
Yurtec Corp.                                             7,000           38,771
                                                                  -------------
Total Japan                                                           7,959,302
                                                                  -------------
Netherlands--4.9%
Aalberts Industries N.V.                                 1,556           42,765
Arcadis N.V.                                               280           23,824
Boskalis Westminster                                     1,888           75,246
European Aeronautic Defence and Space
 Co. EADS N.V.                                           7,367          239,982
Heijmans N.V.                                              945           55,850
Koninklijke BAM Groep N.V.                               3,159           89,509
Koninklijke Philips Electronics N.V.                    26,157        1,114,900
Koninklijke Vopak N.V.                                   1,458           83,096
Smit Internationale N.V.                                   702           55,084
Stork N.V.                                                 945           61,261
Ten Cate N.V.                                              609           23,350
TNT N.V.                                                11,260          508,376
                                                                  -------------
Total Netherlands                                                     2,373,243
                                                                  -------------
New Zealand--1.1%
Auckland International Airport Ltd.                     76,772          194,537
Fletcher Building Ltd.                                  28,917          275,897
Freightways Ltd.                                         9,181           27,875
Mainfreight Ltd.                                         2,548           14,567
                                                                  -------------
Total New Zealand                                                       512,876
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Norway--0.7%
Aker Kvaerner ASA                                        1,400    $      35,555
Aker Yards ASA                                           4,200           73,243
BW Gas ASA                                               7,600           99,401
Camillo Eitzen & Co. ASA                                 2,300           23,754
Tomra Systems ASA                                        1,400           12,255
Veidekke ASA                                             7,000           74,073
                                                                  -------------
Total Norway                                                            318,281
                                                                  -------------
Portugal--0.3%
Mota Engil, SGPS S.A.                                    5,118           49,076
Semapa-Sociedade de Investimento e
 Gestao, SGPS S.A.                                       6,568          118,331
                                                                  -------------
Total Portugal                                                          167,407
                                                                  -------------

Singapore--2.8%
ComfortDelgro Corp., Ltd.                               91,000          129,707
Cosco Corp.(Singapore) Ltd.                             21,000           51,352
Delong Holdings Ltd.                                       200              492
Elec & Eltek International Co., Ltd.                    14,000           31,780
Hong Leong Asia Ltd.                                    14,000           31,305
Jaya Holdings Ltd.                                      42,000           48,056
Jurong Technologies Industrial
 Corp., Ltd.                                            14,000            8,284
Labroy Marine Ltd.                                       7,000           12,037
MMI Holding Ltd.                                        21,000           22,518
Neptune Orient Lines Ltd.                                6,000           20,792
Pan-United Corp., Ltd.                                  28,000           18,856
Pan-United Marine Ltd.                                  21,000           32,541
SBS Transit Ltd.                                        17,500           37,759
SembCorp. Industries Ltd.                               73,000          272,059
SembCorp.Marine Ltd.                                    70,000          224,264
Singapore Post Ltd.                                    119,000           98,813
Singapore Technologies Engineering Ltd.                 42,000           98,859
SMRT Corp., Ltd.                                        91,000          117,212
Unisteel Technology Ltd.                                 8,000           11,717
United Engineers Ltd.                                    7,000           17,850
Venture Corp., Ltd.                                      7,000           71,856
WBL Corp., Ltd.                                          7,000           22,793
                                                                  -------------
Total Singapore                                                       1,380,902
                                                                  -------------
Spain--5.6%
Abengoa S.A.                                               630           25,925
Acciona, S.A.                                            1,589          434,140
ACS, Actividades Cons y Servicious, S.A.                 8,107          518,101
Cementos Portland Valderrivas S.A.                         564           70,382
Duro Felguera S.A.                                       1,493           15,829
Fomento de Construcciones y Contratas S.A.               6,124          553,727
Gamesa Corp. Tecnologica S.A.                            2,443           89,084
Grupo Ferrovial S.A.                                     2,226          219,612
Obrascon Huarte Lain, S.A.                               1,029           46,542
Sacyr Vallehermoso S.A. (a)                              7,123          343,720
Tubacex S.A.                                             1,906           16,088
Zardoya Otis S.A. (a)                                    9,473          372,298
                                                                  -------------
Total Spain                                                           2,705,448
                                                                  -------------
Sweden--8.4%
AB Volvo Class A                                         4,700           96,643
AB Volvo Class B                                        62,450        1,247,689
Alfa Laval AB                                            2,800          169,457
Assa Abloy AB Class B                                    9,800          216,517

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Atlas Copco AB Class A                                  19,600    $     328,706
Brostrom AB Class B                                      4,200           44,559
Gunnebo AB                                                  82              990
Hexagon AB-B SHS                                         4,200           81,156
Hoganas AB Class B                                       1,400           41,548
JM AB                                                    2,800           85,341
NCC AB Class B                                           2,100           56,809
Peab AB                                                  2,100           65,537
Saab AB Class B                                          2,800           74,316
Sandvik AB                                              38,600          782,448
Skanska AB Class B                                      16,800          361,371
SKF AB Class B                                          15,400          324,520
Trelleborg AB Class B                                    2,800           77,379
                                                                  -------------
Total Sweden                                                          4,054,986
                                                                  -------------

Switzerland--2.9%
ABB Ltd.                                                22,876          518,890
Geberit AG                                                 332           56,616
Holcim Ltd.                                              4,361          472,537
Kuehne + Nagel International AG                          1,661          152,873
Panalpina Welttransport Holding AG                         441           93,194
Schindler Holding AG Participating Shares                1,097           73,843
Sulzer AG                                                   22           28,469
                                                                  -------------
Total Switzerland                                                     1,396,422
                                                                  -------------
United Kingdom--11.4%
Abacus Group PLC                                         3,789            7,507
Abbot Group PLC                                          3,649           19,639
Aga Foodservice Group PLC                                3,068           23,129
Alfred McAlpine PLC                                      3,432           29,609
Amec PLC                                                12,130          143,467
Arriva PLC                                               8,490          117,534
Avon Rubber PLC                                          3,672           13,151
BAE SYSTEMS PLC                                        115,822          941,136
Balfour Beatty PLC                                      10,912           96,987
BBA Aviation PLC                                        22,872          125,163
British Polythene Industries PLC                         1,871           15,579
Business Post Group PLC                                  3,516           33,720
Carillion PLC                                            8,175           66,100
Castings PLC                                             2,100           12,429
Chemring Group PLC                                         392           15,462
Chloride Group PLC                                       5,851           19,751
Clarkson PLC                                               644           11,784
Cobham PLC                                              25,590          104,482
Dart Group PLC                                           5,223           10,977
Delta PLC                                                4,915           13,165
E2V Technologies PLC                                     1,563           11,862
Electrocomponents PLC                                   38,240          203,315
Ennstone PLC                                            11,850           11,888
Fenner PLC                                               5,739           27,289
Firstgroup PLC                                          15,527          208,099
FKI PLC                                                 29,359           74,514
Galliford Try PLC                                        6,430           20,480
Go-Ahead Group PLC                                       1,759           92,464
Halma PLC                                               16,001           77,289
Hanson PLC                                              21,712          469,597
Hill & Smith Holdings PLC                                2,247           16,545
Hornby PLC                                               2,289           11,895

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

IMI PLC                                                 13,831    $     165,250
James Fisher & Sons PLC                                  1,230           14,856
Keller Group PLC                                         1,584           34,228
Laird Group PLC                                          4,673           51,238
Marshalls PLC                                            6,666           46,442
Meggitt PLC                                             12,270           75,823
Metalrax Group PLC                                      11,610           16,888
MJ Gleeson Group PLC                                     1,535           12,404
Morgan Sindall PLC                                       1,146           34,673
National Express Group PLC                               2,770           59,411
Photo-Me International PLC                              10,632           16,105
Premier Farnell PLC                                     21,192           85,037
Renishaw PLC                                             1,927           23,178
Rexam PLC                                               24,463          244,793
Ricardo PLC                                              1,927           13,367
ROK PLC                                                  4,058           18,726
Rotork PLC                                               2,254           41,289
RPC Group PLC                                            3,684           21,102
Senior PLC                                              13,287           26,125
Severfield-Rowen PLC                                       581           26,403
Shanks Group PLC                                         9,881           49,363
SIG PLC                                                  2,569           68,449
Smiths Group PLC                                        16,679          396,546
Spectris PLC                                             3,558           64,676
Spirax-Sarco Engineering PLC                             2,212           44,558
Stagecoach Group PLC                                    26,901           98,635
T. Clarke PLC                                            2,814           12,026
TDG PLC                                                  6,451           37,923
Titan Europe PLC                                         2,618           11,713
Tomkins PLC                                             45,398          236,819
Travis Perkins PLC                                       3,236          123,358
TT electronics PLC                                      11,899           43,927
Ultra Electronics Holdings PLC                           1,279           27,791
UMECO PLC                                                1,486           17,441
Vitec Group (The) PLC                                    1,458           17,698
VT Group PLC                                             4,608           54,362
Wagon PLC                                               10,776           18,269
Weir Group (The) PLC                                     7,128          104,399
Whatman PLC                                              2,366           12,603
White Young Green PLC                                    1,514           13,715
WSP Group PLC                                            1,167           17,514
                                                                  -------------
Total United Kingdom                                                  5,545,131
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $45,043,922)                                                  48,307,312
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Industrial Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--2.3%
MONEY MARKET FUNDS(b)--2.3%
UBS Enhanced Yield Portfolio, 5.27%                    501,667    $     501,667
UBS Private Money Market Fund LLC, 5.25%               630,718          630,718
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,132,385)(c)                                                 1,132,385
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--101.8%
(Cost: $46,176,307)(d)                                               49,439,697


Liabilities in Excess of Cash, Foreign
Currency and Assets--(1.8)%                                            (858,479)
                                                                  -------------

NET ASSETS--100.0%                                                $  48,581,218
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $450,774 and the total market value of the collateral held by the Fund was $1,132,385.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Engineering & Construction                                               18.9%
Building Materials                                                       15.3%
Miscellaneous Manufacturers                                              14.4%
Transportation                                                           13.1%
Machinery-Diversified                                                     7.8%
Electronics                                                               7.6%
Electrical Components & Equipment                                         7.2%
Aerospace/Defense                                                         5.1%
Metal Fabricate/Hardware                                                  3.3%
Hand/Machine Tools                                                        2.3%
Machinery-Construction & Mining                                           1.7%
Packaging & Containers                                                    1.5%
Shipbuilding                                                              0.9%
Environmental Control                                                     0.3%
Commercial Services                                                       0.1%
Retail                                                                    0.0% #
Other                                                                     0.5%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

#     Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree International Technology Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.7%

Australia--3.8%
Bravura Solutions Ltd.                                   2,424    $       3,414
Computershare Ltd.                                       9,464           90,650
HPAL Ltd.                                               11,466           25,487
IBA Health Ltd.                                          4,114            3,874
MYOB Ltd.                                                5,933            6,544
Salmat Ltd.                                              9,938           36,255
Technology One Ltd.                                     16,856           17,447
UXC Ltd.                                                13,850           29,376
                                                                  -------------
Total Australia                                                         213,047
                                                                  -------------
Belgium--0.8%
Econocom Group S.A./N.V.                                   827           10,041
Melexis N.V.                                             1,953           35,265
                                                                  -------------
Total Belgium                                                            45,306
                                                                  -------------
Denmark--0.5%
SimCorp. A/S                                               115           27,549
                                                                  -------------
Finland--1.4%
Comptel PLC                                              2,861            7,921
Tekla Oyj                                                   69            1,325
TietoEnator Corp.                                        2,163           69,818
                                                                  -------------
Total Finland                                                            79,064
                                                                  -------------
France--8.4%
CapGemini S.A.                                           2,726          200,169
Dassault Systemes S.A.                                   1,742          110,010
Neopost S.A.                                               946          138,635
Oberthur Card Systems S.A.                               2,699           19,028
                                                                  -------------
Total France                                                            467,842
                                                                  -------------
Germany--18.3%
SAP AG                                                  17,599          904,859
Software AG                                                498           48,661
Wincor Nixdorf AG                                          778           71,428
                                                                  -------------
Total Germany                                                         1,024,948
                                                                  -------------
Japan--42.4%
Canon Finetech Inc.                                        300            5,211
Canon Inc.                                              17,000          995,262
Capcom Co., Ltd.                                         1,200           22,349
CSK Holdings Corp.                                       1,000           35,143
FUJI SOFT, Inc.                                            200            4,697
Fujitsu Ltd.                                            17,000          124,993
Hitachi Information Systems Ltd.                           700           15,588
Hitachi Software Engineering Co., Ltd.                     800           17,879
Hitachi Systems & Services Ltd.                            300            6,438
Information Services
 International-Dentsu, Ltd.                                600            6,190
Itochu Techno-Solutions Corp.                              700           27,434
Koei Co., Ltd.                                           1,500           24,414
Konami Corp.                                             3,300           75,489
Melco Holdings Inc.                                        100            2,117
Mimasu Semiconductor Industry Co., Ltd.                    300            6,316
NEC Fielding Ltd.                                        1,300           16,432
NEC Mobiling Ltd.                                          100            1,769

                      See Notes to Schedule of Investments.

WisdomTree International Technology Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Nihon Unisys Ltd.                                          500    $       7,166
Nomura Research Institute Ltd.                           2,800           82,303
NS Solutions Corp.                                         500           14,454
NSD Co., Ltd.                                              400            5,866
OBIC Business Consultants Ltd.                             250           15,021
Obic Co., Ltd.                                              70           13,802
Oracle Corp. Japan                                       4,200          185,012
Otsuka Corp.                                               200           18,964
Ricoh Co., Ltd.                                          7,000          161,545
Sanken Electric Co., Ltd.                                1,000            9,677
Seiko Epson Corp.                                        2,200           63,598
Shindengen Electric Manufacturing
 Co., Ltd.                                               1,000            4,810
Shinkawa Ltd.                                              200            4,195
Shinko Electric Industries Co., Ltd.                       600           12,924
Square Enix Co., Ltd.                                    1,500           37,775
Sumco Corp.                                              1,200           60,148
Sumisho Computer Systems Corp.                             800           15,839
TDK Corp.                                                1,300          125,479
Tokyo Electron Ltd.                                      1,800          132,344
Trans Cosmos, Inc.                                         700           13,405
                                                                  -------------
Total Japan                                                           2,372,048
                                                                  -------------
Netherlands--9.6%
Exact Holding N.V.                                       1,274           42,602
OCE N.V.                                                 4,330           84,443
STMicroelectronics N.V.                                 20,985          406,697
                                                                  -------------
Total Netherlands                                                       533,742
                                                                  -------------
Norway--0.3%
EDB Business Partner ASA                                 1,600           14,628
                                                                  -------------
Singapore--0.6%
Creative Technology Ltd.                                 4,500           22,655
CSE Global Ltd.                                         15,000           12,259
                                                                  -------------
Total Singapore                                                          34,914
                                                                  -------------
Spain--2.2%
Indra Sistemas S.A.                                      4,952          123,860
                                                                  -------------
Sweden--0.3%
HIQ International AB                                     3,200           19,087
                                                                  -------------
United Kingdom--11.1%
Aero Inventory PLC                                       1,808           17,258
ARM Holdings PLC                                        13,467           39,584
Computacenter PLC                                        7,536           34,133
Domino Printing Sciences PLC                             3,819           25,841
LogicaCMG PLC                                           67,421          205,272
Micro Focus International PLC                            2,103           11,044
Misys PLC                                               19,994           94,070
Monitise PLC*                                           10,125            4,317
Morse PLC                                               10,125           19,299
Northgate Information Solution PLC                       1,624            2,607
Psion PLC                                                2,650            6,752
RM PLC                                                   3,312           13,805
Royalblue Group PLC                                        498            9,142
Sage Group PLC (The)                                    22,454          105,644
Xansa PLC                                               19,256           33,129
                                                                  -------------
Total United Kingdom                                                    621,897
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Technology Sector Fund
June 30, 2007
================================================================================
Investments                                                        U.S. $ Value
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES--99.7%
(Cost: $5,138,892) (a)                                            $   5,577,932

Cash, Foreign Currency and Other Assets
in Excess of Liabilities--0.3%                                           18,359
                                                                  -------------

NET ASSETS--100.0%                                                $   5,596,291
                                                                  =============

*     Non-income producing security.

 (a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Technology Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Software                                                                   36.2%
Office/Business Equipment                                                  25.9%
Computers                                                                  24.8%
Semiconductors                                                             12.7%
Internet                                                                    0.1%
Other                                                                       0.3%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Utilities Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------



COMMON STOCKS--99.6%
Australia--1.0%
Alinta Ltd.                                             18,789    $     242,616
                                                                  -------------
Austria--0.7%
EVN AG                                                      43            5,357
Verbund (Oesterreichische
 Elektrizitatswirtschafts-AG) Class A                    3,433          175,628
                                                                  -------------
Total Austria                                                           180,985
                                                                  -------------
Finland--2.5%
Fortum Oyj                                              19,824          620,873
                                                                  -------------
France--20.5%
Electricite de France                                   15,815        1,714,698
Gaz de France S.A (a)                                   27,037        1,368,940
Suez S.A.                                               27,381        1,571,255
Veolia Environnement S.A.                                6,442          504,875
                                                                  -------------
Total France                                                          5,159,768
                                                                  -------------
Germany--12.0%
E.ON AG                                                  9,531        1,599,873
MVV Energie AG                                           1,224           51,559
RWE AG                                                  12,972        1,383,852
                                                                  -------------
Total Germany                                                         3,035,284
                                                                  -------------
Hong Kong--4.9%
China Power International
 Development Ltd.                                       61,000           33,317
China Resources Power Holdings Co.                      40,000           95,473
CLP Holdings Ltd.                                       81,500          546,780
Hong Kong & China Gas Co.                               98,600          207,847
HongKong Electric Holdings Ltd.                         69,000          348,182
                                                                  -------------
Total Hong Kong                                                       1,231,599
                                                                  -------------
Italy--12.6%
ACEA SpA                                                10,850          217,311
AEM SpA (a)                                             39,992          147,316
ASM Brescia SpA                                         24,185          146,902
Edison SpA                                              72,893          234,793
Enel SpA                                               145,173        1,563,606
Hera SpA                                                25,857          108,168
Iride SpA                                                9,379           33,345
Snam Rete Gas SpA                                       72,504          429,380
Terna Rete Elettrica Nazionale SpA (a)                  82,966          286,847
                                                                  -------------
Total Italy                                                           3,167,668
                                                                  -------------
Japan--9.8%
Chubu Electric Power Co., Inc.                          13,000          344,224
Chugoku Electric Power Co., Inc. (The)                   7,200          142,257
Electric Power Development Co., Ltd.                     2,000           79,355
Hokkaido Electric Power Co., Inc.                        3,200           69,315
Hokuriku Electric Power Co.                              3,200           61,800
Kansai Electric Power Co., Inc. (The)                   16,800          396,550
Kyushu Electric Power Co., Inc.                          8,300          217,086
Osaka Gas Co., Ltd.                                     35,000          129,803
Saibu Gas Co., Ltd.                                      5,000           10,972
Shikoku Electric Power Co., Inc.                         5,000          117,616
Toho Gas Co., Ltd.                                       6,000           29,880
Tohoku Electric Power Co., Inc.                          9,000          201,506

                      See Notes to Schedule of Investments.

WisdomTree International Utilities Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

Tokyo Electric Power Co., Inc. (The)                    15,900    $     509,851
Tokyo Gas Co., Ltd.                                     31,000          146,597
                                                                  -------------
Total Japan                                                           2,456,812
                                                                  -------------
New Zealand--1.5%
Contact Energy Ltd.                                     23,322          162,337
TrustPower Ltd.                                          2,760           17,911
Vector Ltd.                                             94,929          199,478
                                                                  -------------
Total New Zealand                                                       379,726
                                                                  -------------
Norway--0.1%
Hafslund ASA Class B                                       800           20,927
                                                                  -------------
Portugal--1.8%
Energias de Portugal S.A.                               82,279          454,489
                                                                  -------------
Singapore--0.1%
XP Power Ltd.                                            3,294           31,723
                                                                  -------------
Spain--15.9%
Enagas                                                   6,738          166,803
Endesa S.A. (a)                                         26,840        1,457,563
Gas Natural SDG S.A.                                     9,954          606,700
Iberdrola S.A.                                          19,517        1,094,676
Red Electrica de Espana, S.A.                            3,715          174,501
Sociedad General de Aguas de Barcelona
 S.A. Class A                                            3,470          127,423
Union Fenosa S.A.                                        6,909          369,972
                                                                  -------------
Total Spain                                                           3,997,638
                                                                  -------------
United Kingdom--16.2%
Centrica PLC                                            88,791          692,096
Drax Group PLC                                           8,273          120,588
International Power PLC                                 17,019          146,657
Kelda Group PLC                                          9,054          171,210
Kelda Group PLC Class B*                                11,771           47,233
National Grid PLC                                       74,771        1,107,123
Northumbrian Water Group PLC                            21,024          129,708
Pennon Group PLC                                        11,308          139,757
Scottish & Southern Energy PLC                          23,168          673,540
Severn Trent PLC                                         9,205          255,418
United Utilities PLC                                    42,605          606,485
                                                                  -------------
Total United Kingdom                                                  4,089,815
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $23,006,389)                                                  25,069,923
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree International Utilities Sector Fund
June 30, 2007
================================================================================
Investments                                            Shares      U.S. $ Value
--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--8.9%
MONEY MARKET FUNDS--8.9%(b)
UBS Enhanced Yield Portfolio, 5.27%                    516,960    $     516,960
UBS Private Money Market Fund LLC, 5.25%             1,739,785        1,739,785
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $2,256,745)(c)                                                 2,256,745
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES--108.5%
(Cost: $25,263,134)(d)                                               27,326,668

Liabilities in Excess of Cash, Foreign
Currency and Other Assets--(8.5)%                                    (2,148,526)
                                                                  -------------

NET ASSETS--100.0%                                                $  25,178,142
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $2,144,458 and the total market value of the collateral held by the Fund was $2,256,745.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree International Utilities Sector Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Electric                                                                   75.7%
Gas                                                                        16.0%
Water                                                                       7.9%
Other                                                                       0.4%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.8%
Aerospace & Defense--2.2%
Alliant Techsystems, Inc.*                                  42    $       4,164
Armor Holdings, Inc.*                                       60            5,212
BE Aerospace, Inc.*                                        126            5,204
Boeing Co. (The)                                           480           46,157
Curtiss-Wright Corp.                                       102            4,754
DRS Technologies, Inc.                                      71            4,066
General Dynamics Corp.                                     354           27,690
Goodrich Corp.                                             168           10,006
Hexcel Corp.*                                              198            4,172
Honeywell International, Inc.                              810           45,587
L-3 Communications Holdings, Inc.                          114           11,102
Lockheed Martin Corp.                                      432           40,664
Moog, Inc. Class A*                                         96            4,235
Northrop Grumman Corp.                                     330           25,697
Precision Castparts Corp.                                   96           11,651
Raytheon Co.                                               438           23,604
Rockwell Collins, Inc.                                     120            8,477
United Technologies Corp.                                  912           64,688
                                                                  -------------
Total Aerospace & Defense                                               347,130
                                                                  -------------
Air Freight & Logistics--0.7%
C.H. Robinson Worldwide, Inc.                               96            5,042
Expeditors International Washington, Inc.                   96            3,965
FedEx Corp.                                                264           29,296
United Parcel Service Inc. Class B                         870           63,510
                                                                  -------------
Total Air Freight & Logistics                                           101,813
                                                                  -------------
Airlines--0.1%
Continental Airlines, Inc. Class B*                        103            3,489
Pinnacle Airlines Corp.*                                    79            1,481
Skywest, Inc.                                              138            3,289
Southwest Airlines Co.                                     534            7,961
US Airways Group, Inc.*                                     66            1,998
                                                                  -------------
Total Airlines                                                           18,218
                                                                  -------------
Auto Components--0.4%
Autoliv, Inc.                                              118            6,711
BorgWarner, Inc.                                            67            5,765
Gentex Corp.                                               210            4,135
Goodyear Tire & Rubber Co. (The)*                          270            9,385
Johnson Controls, Inc.                                     204           23,617
Sauer-Danfoss, Inc.                                         96            2,857
TRW Automotive Holdings Corp.*                             166            6,114
Visteon Corp.*                                             523            4,236
                                                                  -------------
Total Auto Components                                                    62,820
                                                                  -------------
Automobiles--0.1%
Harley-Davidson, Inc.                                      246           14,664
Thor Industries, Inc.                                       97            4,379
                                                                  -------------
Total Automobiles                                                        19,043
                                                                  -------------
Beverages--1.6%
Anheuser-Busch Cos., Inc.                                  658           34,321
Brown-Forman Corp. Class B                                 102            7,454
Coca-Cola Co. (The)                                      1,699           88,876
Coca-Cola Enterprises, Inc.                                426           10,224
Constellation Brands, Inc. Class A*                        174            4,225

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Molson Coors Brewing Co. Class B                            60    $       5,548
Pepsi Bottling Group, Inc.                                 246            8,285
PepsiAmericas, Inc.                                        174            4,273
PepsiCo, Inc.                                            1,271           82,424
                                                                  -------------
Total Beverages                                                         245,630
                                                                  -------------
Biotechnology--0.6%
Amgen, Inc.*                                               672           37,154
Biogen Idec, Inc.*                                          78            4,173
Cephalon, Inc.*                                             54            4,341
Genentech, Inc.*                                           366           27,692
Genzyme Corp.*                                             114            7,342
Gilead Sciences, Inc.*                                     384           14,888
ImClone Systems, Inc.*                                     162            5,728
                                                                  -------------
Total Biotechnology                                                     101,318
                                                                  -------------
Building Products--0.3%
American Standard Cos., Inc.                               186           10,970
Gibraltar Industries, Inc.                                  41              908
Lennox International, Inc.                                 108            3,697
Masco Corp.                                                516           14,691
Simpson Manufacturing Co., Inc.                            108            3,644
USG Corp.*                                                 103            5,051
                                                                  -------------
Total Building Products                                                  38,961
                                                                  -------------
Capital Markets--4.2%
Affiliated Managers Group, Inc.*                            36            4,635
AG Edwards, Inc.                                            72            6,088
Allied Capital Corp.                                       276            8,545
American Capital Strategies Ltd.                           246           10,460
Apollo Investment Corp.                                    162            3,486
Bank of New York Co., Inc. (The)                           588           24,367
Bear Stearns & Cos., Inc. (The)                            198           27,720
BlackRock, Inc.                                             24            3,758
Charles Schwab Corp. (The)                                 798           16,375
E*Trade Financial Corp.*                                   342            7,555
Eaton Vance Corp.                                          108            4,771
Federated Investors, Inc. Class B                          108            4,140
Franklin Resources, Inc.                                   126           16,691
GFI Group, Inc.*                                            60            4,349
Goldman Sachs Group, Inc.                                  654          141,755
Greenhill & Co., Inc.                                       54            3,710
Investment Technology Group, Inc.*                          84            3,640
Investors Financial Services Corp.                          10              617
Janus Capital Group, Inc.                                  174            4,844
Jefferies Group, Inc.                                      132            3,561
Knight Capital Group, Inc. Class A*                        216            3,586
LaBranche & Co., Inc.*                                     685            5,055
Legg Mason, Inc.                                            96            9,444
Lehman Brothers Holdings, Inc.                             798           59,467
Mellon Financial Corp.                                     324           14,256
Merrill Lynch & Co., Inc.                                  918           76,726
Morgan Stanley                                           1,474          123,639
Northern Trust Corp.                                       180           11,563
Nuveen Investments, Inc. Class A                            72            4,475
Raymond James Financial, Inc.                              120            3,708
SEI Investments Co.                                        120            3,485
State Street Corp.                                         258           17,647
T. Rowe Price Group, Inc.                                  180            9,340
TD Ameritrade Holding Corp.*                               462            9,240
Waddell & Reed Financial, Inc. Class A                     150            3,901
                                                                  -------------
Total Capital Markets                                                   656,599
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Chemicals--1.8%
Air Products & Chemicals, Inc.                             150    $      12,056
Airgas, Inc.                                                90            4,311
Albemarle Corp.                                             96            3,699
Ashland, Inc.                                               54            3,453
Cabot Corp.                                                 78            3,719
Celanese Corp. Series A                                    204            7,911
CF Industries Holdings, Inc.                               114            6,827
Cytec Industries, Inc.                                      60            3,826
Dow Chemical Co. (The)                                   1,354           59,875
E.I. Du Pont de Nemours & Co.                              804           40,875
Eastman Chemical Co.                                       114            7,334
Ecolab, Inc.                                               132            5,636
FMC Corp.                                                   54            4,827
Hercules, Inc.*                                            186            3,655
Huntsman Corp.                                             282            6,855
International Flavors & Fragrances, Inc.                    78            4,067
Lubrizol Corp.                                              72            4,648
Lyondell Chemical Co.                                      396           14,700
Monsanto Co.                                               240           16,210
Nalco Holding Co.                                          156            4,282
PPG Industries, Inc.                                       186           14,156
Praxair, Inc.                                              246           17,710
Rockwood Holdings, Inc.*                                   138            5,044
Rohm & Haas Co.                                            228           12,467
Scotts Miracle-Gro Co. (The) Class A                        66            2,834
Sigma-Aldrich Corp.                                        108            4,608
Valhi, Inc.                                                118            1,923
Valspar Corp. (The)                                        132            3,750
Westlake Chemical Corp.                                    126            3,543
                                                                  -------------
Total Chemicals                                                         284,801
                                                                  -------------
Commercial Banks--4.5%
Associated Banc-Corp.                                      156            5,101
BancorpSouth, Inc.                                         144            3,522
BancTrust Financial Group, Inc.                            113            2,373
Bank of Florida Corp.*                                     240            4,171
Bank of Hawaii Corp.                                        72            3,718
BB&T Corp.                                                 624           25,384
BOK Financial Corp.                                         72            3,846
Cadence Financial Corp.                                    263            5,123
Cathay General Bancorp                                     108            3,622
Citizens Banking Corp.                                     156            2,855
City National Corp.                                         54            4,109
Colonial BancGroup, Inc. (The)                             162            4,045
Comerica, Inc.                                             216           12,846
Commerce Bancorp, Inc.                                     114            4,217
Commerce Bancshares, Inc.                                   72            3,262
Compass Bancshares, Inc.                                   120            8,278
Cullen/Frost Bankers, Inc.                                  72            3,850
East West Bancorp, Inc.                                     96            3,732
Fifth Third Bancorp                                        588           23,385
First Citizens BancShares, Inc. Class A                     18            3,499
First Horizon National Corp.                               114            4,446
First Midwest Bancorp, Inc.                                102            3,622
FirstMerit Corp.                                           168            3,516
FNB Corp./VA                                               107            3,841
Fulton Financial Corp.                                     234            3,374
Huntington Bancshares, Inc.                                312            7,095
International Bancshares Corp.                             138            3,536
Intervest Bancshares Corp.*                                175            4,928
KeyCorp                                                    522           17,920
M&T Bank Corp.                                             114           12,187
MainSource Financial Group, Inc.                           293            4,919
Marshall & Ilsley Corp.                                    264           12,574
Mercantile Bank Corp.                                      137            3,713

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

National City Corp.                                        816    $      27,189
Peoples Bancorp, Inc.                                      181            4,900
PNC Financial Services Group, Inc. (The)                   570           40,801
Regions Financial Corp.                                    546           18,073
Sky Financial Group, Inc.                                   23              641
South Financial Group, Inc. (The)                          144            3,260
SunTrust Banks, Inc.                                       396           33,953
Synovus Financial Corp.                                    312            9,578
TCF Financial Corp.                                        156            4,337
Temecula Valley Bancorp, Inc.*                             202            3,573
Trustmark Corp.                                            126            3,258
U.S. Bancorp                                             2,123           69,953
UCBH Holdings, Inc.                                        192            3,508
UnionBanCal Corp.                                          186           11,104
Valley National Bancorp                                    154            3,463
W Holding Co., Inc.                                        797            2,104
Wachovia Corp.                                           1,985          101,732
Wells Fargo & Co.                                        3,677          129,321
Whitney Holding Corp.                                      114            3,431
Wilmington Trust Corp.                                      84            3,487
Zions Bancorp                                              114            8,768
                                                                  -------------
Total Commercial Banks                                                  703,043
                                                                  -------------
Commercial Services & Supplies--0.9%
Allied Waste Industries, Inc.*                             300            4,038
Avery Dennison Corp.                                        72            4,787
Brady Corp. Class A                                        108            4,011
Brink's Co. (The)                                           60            3,713
ChoicePoint, Inc.*                                          96            4,075
Cintas Corp.                                               126            4,968
Copart, Inc.*                                              126            3,854
Corporate Executive Board Co.                               48            3,116
Corrections Corp. of America*                               72            4,544
Covanta Holding Corp.*                                     162            3,993
Deluxe Corp.                                               120            4,873
Dun & Bradstreet Corp.                                      48            4,943
Equifax, Inc.                                              108            4,797
Herman Miller, Inc.                                         96            3,034
HNI Corp.                                                   78            3,198
IKON Office Solutions, Inc.                                258            4,027
Manpower, Inc.                                              66            6,088
Monster Worldwide, Inc.*                                    72            2,959
Pitney Bowes, Inc.                                         174            8,148
R.R. Donnelley & Sons Co.                                  162            7,049
Republic Services, Inc.                                    162            4,964
Robert Half International, Inc.                            120            4,380
Steelcase, Inc. Class A                                    180            3,330
Stericycle, Inc.*                                           96            4,268
TeleTech Holdings, Inc.*                                   107            3,475
Waste Connections, Inc.*                                   131            3,961
Waste Management, Inc.                                     498           19,448
Watson Wyatt Worldwide, Inc. Class A                        78            3,937
                                                                  -------------
Total Commercial Services & Supplies                                    137,978
                                                                  -------------
Communications Equipment--1.5%
Avaya, Inc.*                                               287            4,833
Cisco Systems, Inc.*                                     3,254           90,624
Corning, Inc.*                                           1,098           28,054
F5 Networks, Inc.*                                          48            3,869
Foundry Networks, Inc.*                                    246            4,098
Harris Corp.                                               108            5,891
Juniper Networks, Inc.*                                    198            4,984

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Motorola, Inc.                                           2,630    $      46,551
Polycom, Inc.*                                             108            3,629
Qualcomm, Inc.                                             996           43,216
Tellabs, Inc.*                                             454            4,885
                                                                  -------------
Total Communications Equipment                                          240,634
                                                                  -------------
Computers & Peripherals--2.4%
Apple, Inc.*                                               270           32,951
Brocade Communications Systems, Inc.*                      371            2,901
Dell, Inc.*                                              1,062           30,320
Diebold, Inc.                                               78            4,072
EMC Corp.                                                1,165           21,087
Hewlett-Packard Co.                                      1,997           89,106
International Business Machines Corp.                    1,504          158,296
Lexmark International, Inc. Class A*                        72            3,550
NCR Corp.*                                                 162            8,511
Network Appliance, Inc.*                                   102            2,978
Palm, Inc.*                                                504            8,069
QLogic Corp.*                                              204            3,397
SanDisk Corp.*                                             132            6,460
Western Digital Corp.*                                     445            8,611
                                                                  -------------
Total Computers & Peripherals                                           380,309
                                                                  -------------
Construction & Engineering--0.3%
EMCOR Group, Inc.*                                          66            4,811
Fluor Corp.                                                 48            5,346
Granite Construction Inc.                                   66            4,236
Jacobs Engineering Group, Inc.*                             84            4,831
Quanta Services, Inc.*                                     180            5,521
Shaw Group, Inc. (The)*                                    108            4,999
URS Corp.*                                                  84            4,078
Washington Group International, Inc.*                       66            5,281
                                                                  -------------
Total Construction & Engineering                                         39,103
                                                                  -------------
Construction Materials--0.2%
Eagle Materials, Inc.                                       78            3,826
Florida Rock Industries, Inc.                               78            5,265
Martin Marietta Materials, Inc.                             36            5,833
Vulcan Materials Co.                                        78            8,934
                                                                  -------------
Total Construction Materials                                             23,858
                                                                  -------------
Consumer Finance--0.9%
American Express Co.                                       894           54,694
AmeriCredit Corp.*                                         221            5,868
Capital One Financial Corp.                                492           38,592
CompuCredit Corp.*                                         108            3,782
First Marblehead Corp. (The)                               120            4,637
SLM Corp.                                                  510           29,366
Student Loan Corp. (The)                                    24            4,894
                                                                  -------------
Total Consumer Finance                                                  141,833
                                                                  -------------
Consumer Staples--0.1%
SUPERVALU, INC.                                            210            9,727
                                                                  -------------
Containers & Packaging--0.3%
Ball Corp.                                                 108            5,742
Bemis Co. Inc.                                             108            3,583
Greif, Inc. Class A                                         60            3,577
Packaging Corp. of America                                 162            4,100
Pactiv Corp.*                                              114            3,635

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Sealed Air Corp.                                           144    $       4,467
Silgan Holdings, Inc.                                       72            3,980
Sonoco Products Co.                                         96            4,110
Temple-Inland, Inc.                                        114            7,015
                                                                  -------------
Total Containers & Packaging                                             40,209
                                                                  -------------
Distributors--0.1%
Building Materials Holding Corp.                            78            1,107
Genuine Parts Co.                                          156            7,737
                                                                  -------------
Total Distributors                                                        8,844
                                                                  -------------
Diversified Consumer Services--0.3%
Apollo Group, Inc. Class A*                                145            8,472
Career Education Corp.*                                    126            4,255
DeVry, Inc.                                                 85            2,892
H&R Block, Inc.                                            282            6,590
ITT Educational Services, Inc.*                             42            4,930
Laureate Education, Inc.*                                   37            2,281
Regis Corp.                                                 90            3,443
Service Corp International                                 342            4,371
ServiceMaster Co. (The)                                    282            4,360
Sotheby's                                                   96            4,418
Weight Watchers International, Inc.                         72            3,660
                                                                  -------------
Total Diversified Consumer Services                                      49,672
                                                                  -------------

Diversified Financial Services--5.5%
Bank of America Corp.                                    6,004          293,536
Chicago Mercantile Exchange Holdings,
 Inc. Class A                                               12            6,412
CIT Group, Inc.                                            300           16,449
Citigroup, Inc.                                          6,229          319,486
International Securities Exchange, Inc.                     84            5,489
JPMorgan Chase & Co.                                     4,067          197,046
Moody's Corp.                                              150            9,330
Nasdaq Stock Market, Inc. (The)*                           102            3,030
                                                                  -------------
Total Diversified Financial Services                                    850,778
                                                                  -------------
Diversified Telecommunication
 Services--2.1%
AT&T, Inc.                                               4,434          184,011
CenturyTel, Inc.                                           124            6,082
Citizens Communications Co.                                304            4,642
CT Communications, Inc.                                    120            3,661
Golden Telecom, Inc.                                        67            3,686
NeuStar, Inc. Class A*                                     126            3,650
Verizon Communications, Inc.                             2,798          115,194
Windstream Corp.                                           504            7,439
                                                                  -------------
Total Diversified Telecommunication
 Services                                                               328,365
                                                                  -------------
Electric Utilities--1.6%
Allegheny Energy, Inc.*                                     96            4,967
American Electric Power Co., Inc.                          318           14,323
DPL, Inc.                                                  126            3,571
Duke Energy Corp.                                        1,691           30,944
Edison International                                       396           22,224
Entergy Corp.                                              180           19,323
Exelon Corp.                                               546           39,639
FirstEnergy Corp.                                          312           20,196
FPL Group, Inc.                                            336           19,065
Great Plains Energy, Inc.                                  120            3,494
Hawaiian Electric Industries, Inc.                         138            3,269
Northeast Utilities                                        132            3,744
Pepco Holdings, Inc.                                       144            4,061

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Pinnacle West Capital Corp.                                 96    $       3,826
PPL Corp.                                                  396           18,529
Progress Energy, Inc.                                      150            6,839
Sierra Pacific Resources*                                  258            4,530
Southern Co.                                               672           23,042
Westar Energy, Inc.                                        138            3,351
                                                                  -------------
Total Electric Utilities                                                248,937
                                                                  -------------
Electrical Equipment--0.6%
Acuity Brands, Inc.                                         66            3,978
AMETEK, Inc.                                               108            4,285
Baldor Electric Co.                                        102            5,027
Belden CDT, Inc.                                            84            4,649
Emerson Electric Co.                                       708           33,135
Encore Wire Corp.                                           42            1,236
General Cable Corp.*                                        84            6,363
Genlyte Group, Inc.*                                        54            4,241
Hubbell, Inc. Class B                                       78            4,229
Rockwell Automation, Inc.                                  168           11,667
Roper Industries, Inc.                                      72            4,111
Thomas & Betts Corp.*                                       78            4,524
                                                                  -------------
Total Electrical Equipment                                               87,445
                                                                  -------------
Electronic Equipment & Instruments--0.6%
Agilent Technologies, Inc.*                                276           10,609
Amphenol Corp. Class A                                     120            4,278
Arrow Electronics, Inc.*                                   197            7,571
Avnet, Inc.*                                               162            6,422
AVX Corp.                                                  252            4,218
CDW Corp.                                                   66            5,608
Dolby Laboratories, Inc. Class A*                          114            4,037
Flir Systems, Inc.*                                        108            4,995
Ingram Micro, Inc. Class A*                                257            5,579
Jabil Circuit, Inc.                                        144            3,178
Mettler Toledo International, Inc.*                         42            4,011
Molex, Inc.                                                138            4,141
National Instruments Corp.                                 138            4,495
Solectron Corp.*                                         1,112            4,092
Tektronix, Inc.                                            132            4,454
Trimble Navigation Ltd.*                                   223            7,181
Vishay Intertechnology, Inc.*                              258            4,082
                                                                  -------------
Total Electronic Equipment & Instruments                                 88,951
                                                                  -------------
Energy Equipment & Services--1.7%
Atwood Oceanics, Inc.*                                      78            5,352
Baker Hughes, Inc.                                         270           22,715
BJ Services Co.                                            414           11,774
Cameron International Corp.*                                84            6,003
Diamond Offshore Drilling, Inc.                            120           12,187
Dresser-Rand Group, Inc.*                                  144            5,688
Dril-Quip, Inc.*                                           102            4,585
ENSCO International, Inc.                                  198           12,080
FMC Technologies, Inc.*                                     60            4,753
Global Industries Ltd.*                                    264            7,080
Grant Prideco, Inc.*                                       150            8,075
Grey Wolf, Inc.*                                           180            1,483
Halliburton Co.                                          1,324           45,679
Hanover Compressor Co.*                                    168            4,007
Helmerich & Payne, Inc.                                    216            7,651
National Oilwell Varco, Inc.*                              138           14,385
Oceaneering International, Inc.*                            90            4,738
Oil States International, Inc.*                            166            6,862
Patterson-UTI Energy, Inc.                                 414           10,851
Pride International, Inc.*                                 132            4,945

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Rowan Cos., Inc.                                           138    $       5,655
RPC, Inc.                                                  228            3,885
SEACOR Holdings, Inc.*                                      54            5,041
Smith International, Inc.                                  168            9,852
Superior Energy Services, Inc.*                            126            5,030
Tetra Technologies, Inc.*                                  162            4,568
Tidewater, Inc.                                            109            7,726
TODCO*                                                     114            5,382
Trico Marine Services, Inc.*                                19              777
Unit Corp.*                                                150            9,437
Universal Compression Holdings, Inc.*                       54            3,913
                                                                  -------------
Total Energy Equipment & Services                                       262,159
                                                                  -------------
Food & Staples Retailing--2.4%
BJ's Wholesale Club, Inc.*                                 125            4,504
Costco Wholesale Corp.                                     336           19,663
CVS Corp.                                                1,277           46,546
Ingles Markets, Inc.                                        37            1,275
Kroger Co. (The)                                           666           18,735
Longs Drug Stores Corp.                                     84            4,412
Rite Aid Corp.*                                          4,514           28,799
Safeway, Inc.                                              354           12,047
SYSCO Corp.                                                402           13,262
Walgreen Co.                                               654           28,475
Wal-Mart Stores, Inc.                                    4,073          195,951
Whole Foods Market, Inc.                                    84            3,217
                                                                  -------------
Total Food & Staples Retailing                                          376,886
                                                                  -------------
Food Products--1.7%
Archer-Daniels-Midland Co.                                 774           25,612
Campbell Soup Co.                                          312           12,109
ConAgra Foods, Inc.                                        258            6,930
Corn Products International, Inc.                          114            5,181
Dean Foods Co.*                                            102            3,251
Del Monte Foods Co.                                        318            3,867
Flowers Foods, Inc.                                        126            4,203
General Mills, Inc.                                        294           17,175
H.J. Heinz Co.                                             234           11,108
Hershey Co. (The)                                          186            9,415
Hormel Foods Corp.                                         126            4,706
J.M. Smucker Co. (The)                                      78            4,965
Kellogg Co.                                                330           17,091
Kraft Foods, Inc. Class A                                2,949          103,953
McCormick & Co., Inc.                                       96            3,665
Ralcorp Holdings, Inc.*                                     66            3,528
Sara Lee Corp.                                             480            8,352
Smithfield Foods, Inc.*                                    138            4,249
Tootsie Roll Industries, Inc.                              120            3,325
Wm. Wrigley Jr. Co.                                        162            8,960
                                                                  -------------
Total Food Products                                                     261,645
                                                                  -------------
Gas Utilities--0.3%
AGL Resources Inc.                                          96            3,886
Atmos Energy Corp.                                         114            3,427
Energen Corp.                                               84            4,615
Equitable Resources, Inc.                                   84            4,163
National Fuel Gas Co.                                       90            3,898
Nicor, Inc.                                                 78            3,348
ONEOK, Inc.                                                 84            4,234
Piedmont Natural Gas Co., Inc.                             144            3,550

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Questar Corp.                                              156    $       8,244
Southern Union Co.                                         132            4,302
UGI Corp.                                                  138            3,765
                                                                  -------------
Total Gas Utilities                                                      47,432
                                                                  -------------
Health Care Equipment & Supplies--1.2%
Baxter International, Inc.                                 456           25,691
Beckman Coulter, Inc.                                       60            3,881
Becton Dickinson & Co.                                     180           13,410
Biomet, Inc.                                               120            5,486
C.R. Bard, Inc.                                             66            5,454
Cytyc Corp.*                                               126            5,432
Dade Behring Holdings, Inc.                                 84            4,462
DENTSPLY International, Inc.                               114            4,362
Edwards Lifesciences Corp.*                                 72            3,552
Gen-Probe, Inc.*                                            72            4,350
Hillenbrand Industries, Inc.                                76            4,940
Hologic, Inc.*                                              72            3,982
Hospira, Inc.*                                             102            3,982
IDEXX Laboratories, Inc.*                                   42            3,974
Intuitive Surgical, Inc.*                                   36            4,996
Kinetic Concepts, Inc.*                                     89            4,625
Medtronic, Inc.                                            846           43,875
Resmed, Inc.*                                               78            3,218
Respironics, Inc.*                                          90            3,833
St. Jude Medical, Inc.*                                    168            6,970
Stryker Corp.                                              222           14,006
Varian Medical Systems, Inc.*                               84            3,571
Zimmer Holdings, Inc.*                                     168           14,262
                                                                  -------------
Total Health Care Equipment & Supplies                                  192,314
                                                                  -------------
Health Care Providers & Services--2.2%
Aetna, Inc.                                                659           32,555
AmerisourceBergen Corp.                                    156            7,717
Cardinal Health, Inc.                                      330           23,311
Cigna Corp.                                                432           22,559
Community Health Systems, Inc.*                            102            4,126
Coventry Health Care, Inc.*                                174           10,031
DaVita, Inc.*                                               84            4,526
Express Scripts, Inc.*                                     216           10,802
Health Net, Inc.*                                          114            6,019
Henry Schein, Inc.*                                         72            3,847
Humana, Inc.*                                              114            6,944
Laboratory Corp of America Holdings*                        96            7,513
Lincare Holdings, Inc.*                                    112            4,463
Manor Care, Inc.                                            72            4,701
McKesson Corp.                                             258           15,387
Medco Health Solutions, Inc.*                              216           16,846
Omnicare, Inc.                                             102            3,678
Patterson Cos., Inc.*                                       96            3,578
Pediatrix Medical Group, Inc.*                              72            3,971
Quest Diagnostics, Inc.                                    198           10,227
Sierra Health Services, Inc.*                               96            3,992
Triad Hospitals, Inc.*                                     120            6,451
UnitedHealth Group, Inc.                                 1,228           62,799
Universal Health Services, Inc. Class B                     67            4,121
VCA Antech, Inc.*                                          108            4,071
WellCare Health Plans, Inc.*                                49            4,435
WellPoint, Inc.*                                           624           49,813
                                                                  -------------
Total Health Care Providers & Services                                  338,483
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Health Care Technology--0.1%
Cerner Corp.*                                               78    $       4,327
IMS Health, Inc.                                           229            7,357
                                                                  -------------
Total Health Care Technology                                             11,684
                                                                  -------------
Hotels, Restaurants & Leisure--1.3%
Applebee's International, Inc.                             156            3,760
Boyd Gaming Corp.                                           78            3,837
Brinker International, Inc.                                120            3,512
Cheesecake Factory (The)*                                  144            3,531
Choice Hotels International, Inc.                           96            3,794
Darden Restaurants, Inc.                                   138            6,071
Harrah's Entertainment, Inc.                                84            7,162
Hilton Hotels Corp.                                        186            6,225
International Game Technology                              174            6,908
International Speedway Corp. Class A                        72            3,795
Jack in the Box, Inc.*                                      60            4,256
Life Time Fitness, Inc.*                                    59            3,141
Marriott International, Inc. Class A                       209            9,037
McDonald's Corp.                                         1,024           51,977
MGM Mirage*                                                151           12,454
Panera Bread Co. Class A*                                   66            3,040
Penn National Gaming, Inc.*                                 84            5,048
Pinnacle Entertainment, Inc.*                              114            3,209
Scientific Games Corp. Class A*                            108            3,775
Starbucks Corp.*                                           240            6,298
Starwood Hotels & Resorts Worldwide, Inc.                  270           18,108
Station Casinos, Inc.                                       42            3,646
Vail Resorts, Inc.*                                         70            4,261
Wendy's International, Inc.                                 96            3,528
Wynn Resorts Ltd.*                                          19            1,704
Yum! Brands, Inc.                                          466           15,248
                                                                  -------------
Total Hotels, Restaurants & Leisure                                     197,325
                                                                  -------------
Household Durables--1.3%
Avatar Holdings, Inc.*                                      19            1,462
Beazer Homes USA, Inc.                                     227            5,600
Black & Decker Corp. (The)                                 108            9,537
Brookfield Homes Corp.                                     112            3,258
Cavco Industries, Inc.*                                     58            2,176
Centex Corp.                                               276           11,068
D.R. Horton, Inc.                                          744           14,827
Fortune Brands, Inc.                                       150           12,356
Harman International Industries, Inc.                       42            4,906
Hovnanian Enterprises, Inc. Class A*                       198            3,273
Jarden Corp.*                                              102            4,387
KB Home                                                    216            8,504
Leggett & Platt, Inc.                                      186            4,101
Lennar Corp. Class A                                       420           15,354
M/I Homes, Inc.                                            103            2,740
MDC Holdings, Inc.                                         120            5,803
Meritage Homes Corp.*                                      210            5,618
Mohawk Industries, Inc.*                                    90            9,071
Newell Rubbermaid, Inc.                                    246            7,240
NVR, Inc.*                                                  18           12,236
Orleans Homebuilders, Inc.                                 138            1,166
Pulte Homes, Inc.                                          600           13,470
Ryland Group, Inc. (The)                                   132            4,933
Snap-On, Inc.                                               78            3,940
Standard-Pacific Corp.                                     240            4,207
Stanley Works (The)                                         90            5,463
Tempur-Pedic International, Inc.                           150            3,885

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Toll Brothers, Inc.*                                       414    $      10,342
TOUSA, Inc.                                              1,098            4,601
WCI Communities, Inc.*                                     178            2,969
Whirlpool Corp.                                             90           10,008
                                                                  -------------
Total Household Durables                                                208,501
                                                                  -------------
Household Products--1.3%
Central Garden & Pet Co.*                                  234            2,869
Church & Dwight Co., Inc.                                   78            3,780
Clorox Co. (The)                                           120            7,452
Colgate-Palmolive Co.                                      318           20,622
Energizer Holdings, Inc.*                                   60            5,976
Kimberly-Clark Corp.                                       348           23,278
Procter & Gamble Co.                                     2,314          141,593
                                                                  -------------
Total Household Products                                                205,570
                                                                  -------------
Independent Power Producers & Energy--0.7%
AES Corp. (The)*                                           612           13,391
Constellation Energy Group, Inc.                           174           15,168
Mirant Corp.*                                              444           18,937
NRG Energy, Inc.*                                          360           14,965
TXU Corp.                                                  696           46,840
                                                                  -------------
Total Independent Power Producers & Energy                              109,301
                                                                  -------------
Industrial Conglomerates--2.6%
3M Co.                                                     744           64,572
Carlisle Cos., Inc.                                         84            3,907
General Electric Co.                                     8,414          322,087
Teleflex, Inc.                                              54            4,416
Textron, Inc.                                              114           12,553
                                                                  -------------
Total Industrial Conglomerates                                          407,535
                                                                  -------------
Insurance--6.9%
21st Century Insurance Group                               174            3,804
Alleghany Corp.*                                            12            4,878
Allstate Corp. (The)                                     1,219           74,981
AMBAC Financial Group, Inc.                                156           13,602
American Family Life Assurance Co., Inc.                   516           26,522
American Financial Group, Inc.                             168            5,737
American International Group, Inc.                       2,732          191,321
American National Insurance Co.                             30            4,578
American Physicians Capital, Inc.*                          66            2,673
AON Corp.                                                  288           12,272
Arthur J. Gallagher & Co.                                  126            3,513
Assurant, Inc.                                             210           12,373
Berkshire Hathaway, Inc. Class B*                           36          129,780
Brown & Brown, Inc.                                        132            3,318
Chubb Corp. (The)                                          702           38,006
Cincinnati Financial Corp.                                 192            8,333
CNA Financial Corp.                                        222           10,587
Commerce Group, Inc.                                       132            4,583
Conseco, Inc.*                                             204            4,262
Delphi Financial Group, Inc. Class A                        96            4,015
EMC Insurance Group, Inc.                                  121            3,003
Erie Indemnity Co. Class A                                  66            3,567
First American Corp.                                       108            5,346
Genworth Financial, Inc. Class A                           618           21,259
Hanover Insurance Group, Inc. (The)                         78            3,806
Hartford Financial Services Group,
 Inc. (The)                                                462           45,512
HCC Insurance Holdings, Inc.                               126            4,210
Infinity Property & Casualty Corp.                          73            3,703
Lincoln National Corp.                                     288           20,434
Loews Corp.                                                624           31,812

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Markel Corp.*                                               12    $       5,815
Marsh & McLennan Cos., Inc.                                276            8,523
MBIA, Inc.                                                 186           11,573
Mercer Insurance Group, Inc.                               192            3,821
Mercury General Corp.                                       72            3,968
Metlife, Inc.                                            1,026           66,156
Midland Co. (The)                                           94            4,412
National Financial Partners Corp.                           78            3,612
National Western Life Insurance Co.
 Class A*                                                   17            4,300
Nationwide Financial Services, Inc.
 Class A                                                   216           13,656
Odyssey Re Holdings Corp.                                  114            4,889
Ohio Casualty Corp.                                        120            5,197
Old Republic International Corp.                           324            6,888
Philadelphia Consolidated Holding Co.*                     102            4,264
Principal Financial Group, Inc.                            270           15,738
ProAssurance Corp.*                                         72            4,008
Progressive Corp. (The)                                  1,062           25,414
Protective Life Corp.                                       84            4,016
Prudential Financial, Inc.                                 468           45,504
Reinsurance Group of America, Inc.                          84            5,060
Safeco Corp.                                               192           11,954
Safety Insurance Group, Inc.                               126            5,216
Selective Insurance Group, Inc.                            138            3,709
Stancorp Financial Group, Inc.                              78            4,093
Torchmark Corp.                                            132            8,844
Transatlantic Holdings, Inc.                                84            5,975
Travelers Cos., Inc. (The)                                 960           51,360
Unitrin, Inc.                                               96            4,721
Unum Group                                                 240            6,266
W.R. Berkley Corp.                                         306            9,957
Wesco Financial Corp.                                        6            2,310
Zenith National Insurance Corp.                            162            7,629
                                                                  -------------
Total Insurance                                                       1,070,638
                                                                  -------------
Internet & Catalog Retail--0.2%
Amazon.Com, Inc.*                                          126            8,619
Expedia, Inc.*                                             186            5,448
IAC/InterActiveCorp.*                                      132            4,569
priceline.com, Inc.*                                        71            4,881
                                                                  -------------
Total Internet & Catalog Retail                                          23,517
                                                                  -------------
Internet Software & Services--0.5%
eBay, Inc.*                                                504           16,219
Google, Inc. Class A*                                       78           40,823
j2 Global Communications, Inc.*                             25              873
Valueclick, Inc.*                                          144            4,242
VeriSign, Inc.*                                            258            8,186
Yahoo!, Inc.*                                              552           14,976
                                                                  -------------
Total Internet Software & Services                                       85,319
                                                                  -------------
IT Services--0.7%
Affiliated Computer Services, Inc.
 Class A*                                                   84            4,764
Alliance Data Systems Corp.*                                60            4,637
Automatic Data Processing, Inc.                            354           17,159
Broadridge Financial Solutions, Inc.                        85            1,625
Ceridian Corp.*                                            120            4,200
Checkfree Corp.*                                            90            3,618
Cognizant Technology Solutions Corp.
 Class A*                                                   42            3,154
Computer Sciences Corp.*                                   120            7,098
Convergys Corp.*                                           144            3,491
DST Systems, Inc.*                                          54            4,277
Electronic Data Systems Corp.                              252            6,988
Fidelity National Information
 Services, Inc.                                             96            5,211
First Data Corp.                                           378           12,349

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Fiserv, Inc.*                                              144    $       8,179
Gartner, Inc.*                                             168            4,131
Global Payments, Inc.                                       96            3,806
Iron Mountain, Inc.*                                       132            3,449
MoneyGram International, Inc.                              126            3,522
Paychex, Inc.                                              192            7,511
Total System Services, Inc.                                132            3,895
VeriFone Holdings, Inc.*                                    90            3,173
                                                                  -------------
Total IT Services                                                       116,237
                                                                  -------------
Leisure Equipment & Products--0.2%
Brunswick Corp.                                            156            5,090
Hasbro, Inc.                                               132            4,146
MarineMax, Inc.*                                           161            3,223
Mattel, Inc.                                               408           10,319
Polaris Industries, Inc.                                    78            4,224
Pool Corp.                                                 102            3,981
                                                                  -------------
Total Leisure Equipment & Products                                       30,983
                                                                  -------------
Life Sciences Tools & Services--0.2%
Bio-Rad Laboratories, Inc. Class A*                         42            3,174
Charles River Laboratories
 International, Inc.*                                       78            4,026
Covance, Inc.*                                              60            4,114
Invitrogen Corp.*                                           60            4,426
Millipore Corp.*                                            48            3,604
PerkinElmer, Inc.                                          156            4,065
Pharmaceutical Product Development, Inc.                   108            4,133
Thermo Fisher Scientific, Inc.*                             78            4,034
Waters Corp.*                                               72            4,274
                                                                  -------------
Total Life Sciences Tools & Services                                     35,850
                                                                  -------------
Machinery--2.4%
AGCO Corp.*                                                108            4,688
Caterpillar, Inc.                                          978           76,578
CLARCOR, Inc.                                              114            4,267
Crane Co.                                                   96            4,363
Cummins, Inc.                                              192           19,432
Danaher Corp.                                              234           17,667
Deere & Co.                                                252           30,427
Donaldson Co., Inc.                                        108            3,839
Dover Corp.                                                192            9,821
Eaton Corp.                                                204           18,972
Flowserve Corp.*                                            72            5,155
Gardner Denver, Inc.*                                      102            4,340
Graco, Inc.                                                 90            3,625
Harsco Corp.                                                84            4,368
IDEX Corp.                                                 108            4,162
Illinois Tool Works, Inc.                                  594           32,190
ITT Corp.                                                  132            9,013
Joy Global, Inc.                                           198           11,549
Kennametal, Inc.                                            60            4,922
Lincoln Electric Holdings, Inc.                             60            4,454
Manitowoc Co., Inc. (The)                                   66            5,305
Nordson Corp.                                               72            3,612
Oshkosh Truck Corp.                                         72            4,530
Paccar, Inc.                                               354           30,813
Pall Corp.                                                 108            4,967
Parker Hannifin Corp.                                      162           15,861
Pentair, Inc.                                              120            4,628
SPX Corp.                                                   54            4,742
Terex Corp.*                                                96            7,805

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Timken Co. (The)                                           186    $       6,716
Toro Co. (The)                                              72            4,240
Trinity Industries, Inc.                                    96            4,180
Watts Water Technologies, Inc. Class A                      84            3,147
                                                                  -------------
Total Machinery                                                         374,378
                                                                  -------------
Marine--0.1%
Alexander & Baldwin, Inc.                                   78            4,143
Kirby Corp.*                                               139            5,336
                                                                  -------------
Total Marine                                                              9,479
                                                                  -------------
Media--2.7%
Belo Corp. Class A                                         204            4,200
CBS Corp. Class B                                          551           18,359
Citadel Broadcasting Corp.                                 125              806
Clear Channel Communications, Inc.                         276           10,438
Comcast Corp. Class A*                                     508           14,285
DIRECTV Group, Inc. (The)*                                 780           18,026
Dow Jones & Co., Inc.                                      102            5,860
DreamWorks Animation SKG, Inc. Class A*                    138            3,980
E.W. Scripps Co. (The) Class A                             114            5,209
EchoStar Communications Corp. Class A*                     252           10,929
Gannett Co., Inc.                                          282           15,496
Getty Images, Inc.*                                         72            3,442
Harte-Hanks, Inc.                                          138            3,544
Hearst-Argyle Television, Inc.                             144            3,470
Interactive Data Corp.                                     162            4,338
John Wiley & Sons, Inc. Class A                             96            4,636
Marvel Entertainment, Inc.*                                132            3,363
McClatchy Co. Class A                                       96            2,430
McGraw-Hill Cos., Inc. (The)                               204           13,888
Meredith Corp.                                              60            3,696
Morningstar, Inc.*                                          72            3,386
New York Times Co. (The) Class A                           131            3,327
News Corp. Class A                                       4,960          105,203
Omnicom Group, Inc.                                        264           13,971
Regal Entertainment Group Class A                          168            3,684
Time Warner, Inc.                                        3,032           63,794
Tribune Co.                                                246            7,232
Walt Disney Co. (The)                                    1,630           55,648
Washington Post Co. (The) Class B                            6            4,657
                                                                  -------------
Total Media                                                             411,297
                                                                  -------------
Metals & Mining--1.8%
AK Steel Holding Corp.*                                    186            6,951
Alcoa, Inc.                                              1,098           44,502
Allegheny Technologies, Inc.                               102           10,698
Carpenter Technology Corp.                                  30            3,909
Chaparral Steel Co.                                         78            5,606
Cleveland-Cliffs, Inc.                                      96            7,456
Commercial Metals Co.                                      204            6,889
Freeport-McMoRan Copper & Gold, Inc.
 Class B                                                   514           42,569
Newmont Mining Corp.                                       186            7,265
Northwest Pipe Co.*                                         41            1,458
Nucor Corp.                                                468           27,448
Quanex Corp.                                                73            3,555
Reliance Steel & Aluminum Co.                              144            8,101
RTI International Metals, Inc.*                             48            3,618

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Southern Copper Corp.                                      516    $      48,639
Steel Dynamics, Inc.                                       180            7,544
Titanium Metals Corp.*                                     198            6,316
United States Steel Corp.                                  258           28,058
Worthington Industries, Inc.                               106            2,295
                                                                  -------------
Total Metals & Mining                                                   272,877
                                                                  -------------
Multiline Retail--0.9%
Big Lots, Inc.*                                            119            3,501
Dillard's, Inc. Class A                                    108            3,880
Dollar General Corp.                                       282            6,181
Dollar Tree Stores, Inc.*                                  114            4,965
Family Dollar Stores, Inc.                                 120            4,118
J.C. Penney Co., Inc.                                      222           16,068
Kohl's Corp.*                                              222           15,769
Macy's, Inc.                                               336           13,366
Nordstrom, Inc.                                            198           10,122
Sears Holdings Corp.*                                       84           14,238
Target Corp.                                               702           44,648
                                                                  -------------
Total Multiline Retail                                                  136,856
                                                                  -------------
Multi-Utilities--1.2%
Alliant Energy Corp.                                        96            3,730
Ameren Corp.                                               174            8,528
Centerpoint Energy, Inc.                                   450            7,830
Consolidated Edison, Inc.                                  198            8,934
Dominion Resources, Inc.                                   312           26,928
DTE Energy Co.                                             210           10,126
Energy East Corp.                                          150            3,914
Integrys Energy Group, Inc.                                 66            3,348
KeySpan Corp.                                              198            8,312
MDU Resources Group, Inc.                                  192            5,384
NiSource, Inc.                                             228            4,722
NSTAR                                                      108            3,505
OGE Energy Corp.                                            96            3,518
PG&E Corp.                                                 384           17,395
PNM Resources, Inc.                                        120            3,335
Public Service Enterprise Group, Inc.                      156           13,694
Puget Energy, Inc.                                         150            3,627
SCANA Corp.                                                114            4,365
Sempra Energy                                              384           22,744
TECO Energy, Inc.                                          228            3,917
Vectren Corp.                                              132            3,555
Wisconsin Energy Corp.                                     114            5,042
Xcel Energy, Inc.                                          384            7,860
                                                                  -------------
Total Multi-Utilities                                                   184,313
                                                                  -------------
Office Electronics--0.2%
Xerox Corp.*                                             1,192           22,028
Zebra Technologies Corp. Class A*                          108            4,184
                                                                  -------------
Total Office Electronics                                                 26,212
                                                                  -------------
Oil, Gas & Consumable Fuels--13.9%
Anadarko Petroleum Corp.                                 1,188           61,764
Apache Corp.                                               630           51,402
Arch Coal, Inc.                                            126            4,385
Cabot Oil & Gas Corp.                                      108            3,983
Chesapeake Energy Corp.                                    960           33,216
Chevron Corp.                                            3,857          324,913
Cimarex Energy Co.                                         239            9,419
ConocoPhillips                                           3,621          284,248
CONSOL Energy, Inc.                                        156            7,193
Denbury Resources, Inc.*                                   132            4,950

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Devon Energy Corp.                                         744    $      58,248
El Paso Corp.                                              378            6,513
EOG Resources, Inc.                                        360           26,302
Exxon Mobil Corp.                                        8,485          711,721
Forest Oil Corp.*                                          214            9,044
Frontier Oil Corp.                                         204            8,929
Helix Energy Solutions Group, Inc.*                        114            4,550
Hess Corp.                                                 534           31,485
Holly Corp.                                                 72            5,342
Kinder Morgan Management LLC*                               73            3,789
Marathon Oil Corp.                                       1,777          106,549
Murphy Oil Corp.                                           222           13,196
Newfield Exploration Co.*                                  222           10,112
Noble Energy, Inc.                                         192           11,979
Occidental Petroleum Corp.                               1,462           84,621
Overseas Shipholding Group, Inc.                           108            8,791
Peabody Energy Corp.                                       210           10,160
PetroHawk Energy Corp.*                                    306            4,853
Petroleum Development Corp.*                                23            1,092
Pioneer Natural Resources Co.                               96            4,676
Plains Exploration & Production Co.*                        78            3,729
Pogo Producing Co.                                         138            7,009
Quicksilver Resources, Inc.*                                96            4,280
Range Resources Corp.                                      120            4,489
Southwestern Energy Co.*                                    96            4,272
St. Mary Land & Exploration Co.                            102            3,735
Sunoco, Inc.                                               276           21,992
Swift Energy Co.*                                           34            1,454
Tesoro Corp.                                               336           19,202
Vaalco Energy, Inc.*                                       232            1,121
Valero Energy Corp.                                      1,654          122,164
W&T Offshore, Inc.                                         120            3,359
Whiting Petroleum Corp.*                                    84            3,404
Williams Cos., Inc. (The)                                  264            8,348
XTO Energy, Inc.                                           624           37,502
                                                                  -------------
Total Oil, Gas & Consumable Fuels                                     2,153,485
                                                                  -------------
Paper & Forest Products--0.1%
Louisiana-Pacific Corp.                                    180            3,406
MeadWestvaco Corp.                                         120            4,238
Weyerhaeuser Co.                                            48            3,789
                                                                  -------------
Total Paper & Forest Products                                            11,433
                                                                  -------------
Personal Products--0.1%
Alberto-Culver Co.                                         166            3,938
Avon Products, Inc.                                        258            9,482
Estee Lauder Cos., Inc. (The) Class A                      132            6,007
NBTY, Inc.*                                                 72            3,110
                                                                  -------------
Total Personal Products                                                  22,537
                                                                  -------------
Pharmaceuticals--4.8%
Abbott Laboratories                                      1,068           57,191
Barr Pharmaceuticals, Inc.*                                102            5,123
Bristol-Myers Squibb Co.                                 1,450           45,762
Eli Lilly & Co.                                            984           54,986
Endo Pharmaceuticals Holdings, Inc.*                       120            4,108
Forest Laboratories, Inc.*                                 228           10,408
Johnson & Johnson                                        2,636          162,430
King Pharmaceuticals, Inc.*                                210            4,297
Merck & Co., Inc.                                        2,099          104,530
Mylan Laboratories, Inc.*                                  198            3,602

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Pfizer, Inc.                                             7,643    $     195,432
Schering-Plough Corp.                                      666           20,273
Sepracor, Inc.*                                             72            2,953
Watson Pharmaceuticals, Inc.*                              132            4,294
Wyeth                                                    1,324           75,918
                                                                  -------------
Total Pharmaceuticals                                                   751,307
                                                                  -------------
Real Estate Investment Trusts--0.8%
Alexandria Real Estate Equities, Inc.                       36            3,486
AMB Property Corp.                                          60            3,193
Archstone-Smith Trust                                       60            3,547
Boston Properties, Inc.                                    130           13,276
BRE Properties, Inc.                                        54            3,202
Colonial Properties Trust                                   67            2,442
Corporate Office Properties Trust                           66            2,707
Cousins Properties, Inc.                                   102            2,959
Developers Diversified Realty Corp.                         54            2,846
Duke Realty Corp.                                           78            2,782
Entertainment Properties Trust                              54            2,904
Equity One, Inc.                                           132            3,373
Health Care REIT, Inc.                                      78            3,148
Healthcare Realty Trust, Inc.                               90            2,500
Home Properties, Inc.                                       60            3,116
Hospitality Properties Trust                                78            3,236
HRPT Properties Trust                                      276            2,870
Kimco Realty Corp.                                         112            4,264
LaSalle Hotel Properties                                    78            3,387
Liberty Property Trust                                      78            3,427
Mack-Cali Realty Corp.                                      72            3,131
Nationwide Health Properties, Inc.                         114            3,101
Plum Creek Timber Co., Inc.                                132            5,499
Post Properties, Inc.                                       78            4,066
Potlatch Corp.                                              78            3,358
Prologis                                                    89            5,064
Rayonier, Inc.                                              84            3,792
Realty Income Corp.                                        126            3,174
Regency Centers Corp.                                       42            2,961
Senior Housing Properties Trust                            143            2,910
Ventas, Inc.                                                78            2,828
Washington Real Estate Investment Trust                     90            3,060
Weingarten Realty Investors                                 72            2,959
                                                                  -------------
Total Real Estate Investment Trusts                                     118,568
                                                                  -------------
Real Estate Management &
 Development--0.1%
CB Richard Ellis Group, Inc. Class A*                      127            4,636
Jones Lang LaSalle, Inc.                                    36            4,086
                                                                  -------------
Total Real Estate Management & Development                                8,722
                                                                  -------------
Road & Rail--1.0%
Burlington Northern Santa Fe Corp.                         402           34,225
Con-way, Inc.                                               90            4,522
CSX Corp.                                                  522           23,532
Florida East Coast Industries, Inc.                         60            4,979
Heartland Express, Inc.                                    222            3,619
JB Hunt Transport Services, Inc.                           174            5,102
Kansas City Southern*                                      120            4,505
Laidlaw International, Inc.                                108            3,731
Landstar System, Inc.                                       84            4,053

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Norfolk Southern Corp.                                     456    $      23,972
Ryder System, Inc.                                          72            3,874
Union Pacific Corp.                                        240           27,636
YRC Worldwide, Inc.*                                       138            5,078
                                                                  -------------
Total Road & Rail                                                       148,828
                                                                  -------------
Semiconductors & Semiconductor
 Equipment--2.0%
Advanced Micro Devices, Inc.*                              450            6,435
Altera Corp.                                               281            6,219
Analog Devices, Inc.                                       156            5,872
Applied Materials, Inc.                                  1,062           21,102
Atmel Corp.*                                               684            3,803
Broadcom Corp. Class A*                                    126            3,686
Cypress Semiconductor Corp.*                               198            4,611
Intel Corp.                                              4,296          102,072
International Rectifier Corp.*                              84            3,130
Intersil Corp. Class A                                     186            5,852
KLA-Tencor Corp.                                            78            4,286
Lam Research Corp.*                                        168            8,635
Linear Technology Corp.                                    234            8,466
LSI Logic Corp.*                                           402            3,019
Maxim Integrated Products, Inc.                            252            8,419
MEMC Electronic Materials, Inc.*                           108            6,601
Microchip Technology, Inc.                                 132            4,889
Micron Technology, Inc.*                                   294            3,684
National Semiconductor Corp.                               354           10,008
Novellus Systems Inc.*                                     120            3,404
Nvidia Corp.*                                              138            5,701
ON Semiconductor Corp.*                                    617            6,614
Teradyne, Inc.*                                            391            6,874
Texas Instruments, Inc.                                  1,462           55,015
Varian Semiconductor Equipment
 Associates, Inc.*                                         136            5,448
Xilinx, Inc.                                               257            6,880
                                                                  -------------
Total Semiconductors & Semiconductor
 Equipment                                                              310,725
                                                                  -------------
Software--2.2%
Activision Inc.*                                           228            4,257
Adobe Systems, Inc.*                                       180            7,227
Autodesk, Inc.*                                             90            4,237
BEA Systems, Inc.*                                         287            3,929
BMC Software, Inc.*                                        114            3,454
CA, Inc.                                                   121            3,125
Cadence Design Systems, Inc.*                              186            4,085
Citrix Systems, Inc.*                                      120            4,040
Compuware Corp.*                                           414            4,910
Electronic Arts, Inc.*                                      78            3,691
FactSet Research Systems, Inc.                              66            4,511
Fair Isaac Corp.                                            96            3,852
Intuit, Inc.*                                              198            5,956
Micros Systems, Inc.*                                       66            3,590
Microsoft Corp.                                          7,024          206,997
NAVTEQ Corp.*                                              108            4,573
Oracle Corp.*                                            3,146           62,008
Red Hat, Inc.*                                             156            3,476
Sybase, Inc.*                                              144            3,440
Symantec Corp.*                                            228            4,606
                                                                  -------------
Total Software                                                          345,964
                                                                  -------------
Specialty Retail--2.4%
Abercrombie & Fitch Co. Class A                             84            6,130
Advance Auto Parts, Inc.                                   108            4,377
Aeropostale, Inc.*                                         102            4,251
American Eagle Outfitters, Inc.                            162            4,157
AnnTaylor Stores Corp.*                                    108            3,825

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Autonation, Inc.*                                          264    $       5,924
Autozone, Inc.*                                             78           10,656
Barnes & Noble, Inc.                                        90            3,462
Bed Bath & Beyond, Inc.*                                   240            8,638
Best Buy Co., Inc.                                         408           19,042
Carmax, Inc.*                                              132            3,366
Chico's FAS, Inc.*                                         174            4,235
Circuit City Stores, Inc.                                  174            2,624
Dick's Sporting Goods, Inc.*                                72            4,188
DSW, Inc. Class A*                                          90            3,134
Foot Locker, Inc.                                          168            3,662
GameStop Corp. Class A*                                    144            5,630
Gap, Inc. (The)                                            690           13,180
Guess?, Inc.                                               108            5,188
Home Depot, Inc.                                         2,504           98,533
Limited Brands, Inc.                                       384           10,541
Lowe's Cos., Inc.                                        1,618           49,657
Men's Wearhouse, Inc. (The)                                 84            4,290
Office Depot, Inc.*                                        198            5,999
OfficeMax, Inc.                                             72            2,830
O'Reilly Automotive, Inc.*                                 108            3,947
Payless ShoeSource Inc.*                                   120            3,786
PetSmart, Inc.                                             120            3,894
RadioShack Corp.                                           168            5,568
Rent-A-Center, Inc.*                                       126            3,305
Ross Stores, Inc.                                          114            3,511
Sherwin-Williams Co. (The)                                 144            9,572
Staples, Inc.                                              510           12,102
Tiffany & Co.                                              108            5,730
TJX Cos., Inc.                                             420           11,550
Tractor Supply Co.*                                         78            4,060
United Auto Group, Inc.                                    156            3,321
Urban Outfitters, Inc.*                                    150            3,605
Williams-Sonoma, Inc.                                      108            3,411
                                                                  -------------
Total Specialty Retail                                                  364,881
                                                                  -------------
Textiles, Apparel & Luxury Goods--0.4%
Coach, Inc.*                                               204            9,668
Columbia Sportswear Co.                                     60            4,121
Jones Apparel Group, Inc.                                  114            3,221
Liz Claiborne, Inc.                                         96            3,581
Nike, Inc. Class B                                         456           26,579
Phillips-Van Heusen Corp.                                   72            4,361
Polo Ralph Lauren Corp.                                     78            7,653
VF Corp.                                                   114           10,440
                                                                  -------------
Total Textiles, Apparel & Luxury Goods                                   69,624
                                                                  -------------
Thrifts & Mortgage Finance--1.3%
Accredited Home Lenders Holding Co.*                       515            7,040
Astoria Financial Corp.                                    126            3,155
Capitol Federal Financial                                   96            3,544
Corus Bankshares, Inc.                                     365            6,300
Countrywide Financial Corp.                              1,062           38,605
Delta Financial Corp.                                      409            5,018
Downey Financial Corp.                                      54            3,563
FirstFed Financial Corp.*                                  102            5,786
Fremont General Corp.                                      742            7,984
Hudson City Bancorp, Inc.                                  342            4,179
IndyMac Bancorp, Inc.                                      245            7,147
MGIC Investment Corp.                                      156            8,870
New York Community Bancorp, Inc.                           222            3,778
NewAlliance Bancshares, Inc.                               234            3,444
Ocwen Financial Corp.*                                     418            5,572
Peoples's United Financial, Inc.                           180            3,191
PMI Group, Inc. (The)                                      150            6,701

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Total Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Radian Group, Inc.                                         156    $       8,424
Sovereign Bancorp, Inc.                                    270            5,708
United Community Financial Corp.                           331            3,303
Washington Federal, Inc.                                   162            3,938
Washington Mutual, Inc.                                  1,176           50,146
Webster Financial Corp.                                     78            3,328
                                                                  -------------
Total Thrifts & Mortgage Finance                                        198,724
                                                                  -------------
Tobacco--1.3%
Altria Group, Inc.                                       2,225          156,061
Reynolds American, Inc.                                    682           44,466
UST, Inc.                                                  150            8,057
                                                                  -------------
Total Tobacco                                                           208,584
                                                                  -------------
Trading Companies & Distributors--0.2%
Fastenal Co.                                               102            4,270
GATX Corp.                                                  78            3,842
MSC Industrial Direct Co. Class A                           84            4,620
United Rentals, Inc.*                                      144            4,685
W.W. Grainger, Inc.                                         90            8,374
WESCO International, Inc.*                                  60            3,627
                                                                  -------------
Total Trading Companies & Distributors                                   29,418
                                                                  -------------
Water Utilities--0.0%
Aqua America Inc.                                          162            3,643
                                                                  -------------
Wireless Telecommunication Services--0.5%
ALLTEL Corp.                                               210           14,186
Leap Wireless International, Inc.*                          60            5,070
NII Holdings, Inc.*                                         54            4,360
Sprint Nextel Corp.                                        762           15,781
Telephone & Data Systems, Inc.                             551           34,476
United States Cellular Corp.*                               72            6,523
                                                                  -------------
Total Wireless Telecommunication Services                                80,396
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES--99.8%
(Cost: $15,219,067) (a)                                              15,479,649


Cash and Other Assets in Excess of
Liabilities--0.2%                                                        34,951
                                                                  -------------

NET ASSETS--100.0%                                                $  15,514,600
                                                                  =============


*     Non-income producing security.

 (a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Energy                                                                     15.6%
Diversified Financials                                                     10.6%
Capital Goods                                                               8.5%
Insurance                                                                   6.9%
Banks                                                                       5.8%
Pharmaceuticals, Biotechnology & Life Sciences                              5.7%
Technology Hardware & Equipment                                             4.8%
Food, Beverage & Tobacco                                                    4.6%
Materials                                                                   4.1%
Utilities                                                                   3.8%
Software & Services                                                         3.5%
Health Care Equipment & Services                                            3.5%
Retailing                                                                   3.4%
Media                                                                       2.7%
Telecommunication Services                                                  2.7%
Food & Staples Retailing                                                    2.5%
Semiconductors & Semiconductor Equipment                                    2.0%
Consumer Durables & Apparel                                                 2.0%
Transportation                                                              1.8%
Consumer Services                                                           1.6%
Household & Personal Products                                               1.5%
Commercial Services & Supplies                                              0.9%
Real Estate                                                                 0.8%
Automobiles & Components                                                    0.5%
Other                                                                       0.2%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.7%
Aerospace & Defense--2.4%
Boeing Co. (The)                                           744    $      71,543
General Dynamics Corp.                                     552           43,177
Goodrich Corp.                                             264           15,724
Honeywell International, Inc.                            1,264           71,138
L-3 Communications Holdings, Inc.                          184           17,920
Lockheed Martin Corp.                                      672           63,255
Northrop Grumman Corp.                                     512           39,869
Precision Castparts Corp.                                  144           17,476
Raytheon Co.                                               680           36,645
Rockwell Collins, Inc.                                     184           12,998
United Technologies Corp.                                1,416          100,437
                                                                  -------------
Total Aerospace & Defense                                               490,182
                                                                  -------------
Air Freight & Logistics--0.8%
C.H. Robinson Worldwide, Inc.                              152            7,983
Expeditors International Washington, Inc.                  144            5,947
FedEx Corp.                                                424           47,051
United Parcel Service Inc. Class B                       1,344           98,113
                                                                  -------------
Total Air Freight & Logistics                                           159,094
                                                                  -------------
Airlines--0.1%
Southwest Airlines Co.                                     832           12,405
US Airways Group, Inc.*                                     16              484
                                                                  -------------
Total Airlines                                                           12,889
                                                                  -------------
Auto Components--0.2%
Johnson Controls, Inc.                                     312           36,120
                                                                  -------------
Automobiles--0.1%
Harley-Davidson, Inc.                                      384           22,890
                                                                  -------------
Beverages--1.8%
Anheuser-Busch Cos., Inc.                                1,095           57,115
Brown-Forman Corp. Class B                                 152           11,108
Coca-Cola Co. (The)                                      2,680          140,192
Coca-Cola Enterprises, Inc.                                664           15,936
Constellation Brands, Inc. Class A*                        272            6,604
Molson Coors Brewing Co. Class B                            88            8,136
Pepsi Bottling Group, Inc.                                 384           12,933
PepsiCo, Inc.                                            1,984          128,662
                                                                  -------------
Total Beverages                                                         380,686
                                                                  -------------
Biotechnology--0.7%
Amgen, Inc.*                                             1,056           58,386
Biogen Idec, Inc.*                                           8              428
Genentech, Inc.*                                           568           42,975
Genzyme Corp.*                                             176           11,334
Gilead Sciences, Inc.*                                     592           22,952
                                                                  -------------
Total Biotechnology                                                     136,075
                                                                  -------------

Building Products--0.2%
American Standard Cos., Inc.                               288           16,986
Masco Corp.                                                800           22,777
USG Corp.*                                                 160            7,846
                                                                  -------------
Total Building Products                                                  47,609
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------
Capital Markets--4.5%
American Capital Strategies Ltd.                           384    $      16,328
Bank of New York Co, Inc. (The)                            912           37,793
Bear Stearns & Co., Inc. (The)                             304           42,560
BlackRock, Inc.                                             40            6,264
Charles Schwab Corp. (The)                               1,240           25,445
E*Trade Financial Corp.*                                   528           11,664
Franklin Resources, Inc.                                   200           26,494
Goldman Sachs Group, Inc.                                1,013          219,567
Legg Mason, Inc.                                           152           14,954
Lehman Brothers Holdings, Inc.                           1,248           93,001
Mellon Financial Corp.                                     504           22,176
Merrill Lynch & Co., Inc.                                1,432          119,687
Morgan Stanley                                           2,443          204,918
Northern Trust Corp.                                       280           17,987
SEI Investments Co.                                        176            5,111
State Street Corp.                                         400           27,360
T. Rowe Price Group, Inc.                                  280           14,529
TD Ameritrade Holding Corp.*                               712           14,240
                                                                  -------------
Total Capital Markets                                                   920,078
                                                                  -------------
Chemicals--1.6%
Air Products & Chemicals, Inc.                             232           18,646
Ashland, Inc.                                               72            4,604
Dow Chemical Co. (The)                                   2,120           93,746
E.I. Du Pont de Nemours & Co.                            1,256           63,855
Eastman Chemical Co.                                       176           11,322
Ecolab, Inc.                                               208            8,882
Lyondell Chemical Co.                                      616           22,866
Monsanto Co.                                               376           25,395
PPG Industries, Inc.                                       288           21,920
Praxair, Inc.                                              384           27,644
Rohm & Haas Co.                                            360           19,685
Sigma-Aldrich Corp.                                        168            7,169
                                                                  -------------
Total Chemicals                                                         325,734
                                                                  -------------
Commercial Banks--4.4%
BB&T Corp.                                                 976           39,704
Comerica, Inc.                                             336           19,982
Commerce Bancorp, Inc.                                     168            6,214
Compass Bancshares, Inc.                                   192           13,244
Fifth Third Bancorp                                        912           36,270
First Horizon National Corp.                               176            6,864
Huntington Bancshares, Inc.                                488           11,097
KeyCorp                                                    808           27,739
M&T Bank Corp.                                             176           18,814
Marshall & Ilsley Corp.                                    424           20,195
National City Corp.                                      1,256           41,850
PNC Financial Services Group, Inc. (The)                   888           63,563
Popular, Inc.                                              568            9,128
Regions Financial Corp.                                    848           28,069
SunTrust Banks, Inc.                                       616           52,816
Synovus Financial Corp.                                    480           14,736
U.S. Bancorp                                             3,320          109,394
UnionBanCal Corp.                                          288           17,194
Wachovia Corp.                                           3,120          159,900
Wells Fargo & Co.                                        5,760          202,579
Zions Bancorp                                              176           13,536
                                                                  -------------
Total Commercial Banks                                                  912,888
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Commercial Services & Supplies--0.5%
Avery Dennison Corp.                                       115    $       7,645
Cintas Corp.                                               200            7,886
Dun & Bradstreet Corp.                                      72            7,415
Equifax, Inc.                                              168            7,463
Manpower, Inc.                                             104            9,593
Monster Worldwide, Inc.*                                    88            3,617
Pitney Bowes, Inc.                                         272           12,735
R.R. Donnelley & Sons Co.                                  256           11,139
Republic Services, Inc.                                    252            7,721
Robert Half International, Inc.                            184            6,716
Waste Management, Inc.                                     776           30,302
                                                                  -------------
Total Commercial Services & Supplies                                    112,232
                                                                  -------------
Communications Equipment--1.7%
Avaya, Inc.*                                               392            6,601
Cisco Systems, Inc.*                                     5,096          141,925
Corning, Inc.*                                           1,712           43,742
Harris Corp.                                               168            9,164
Juniper Networks, Inc.*                                    120            3,020
Motorola, Inc.                                           4,112           72,782
Qualcomm, Inc.                                           1,552           67,341
                                                                  -------------
Total Communications Equipment                                          344,575
                                                                  -------------
Computers & Peripherals--2.7%
Apple, Inc.*                                               424           51,745
Dell, Inc.*                                              1,656           47,279
EMC Corp.                                                1,816           32,870
Hewlett-Packard Co.                                      3,120          139,213
International Business Machines Corp.                    2,410          253,652
Lexmark International, Inc. Class A*                       112            5,523
NCR Corp.*                                                 248           13,030
Network Appliance, Inc.*                                   120            3,504
SanDisk Corp.*                                             208           10,180
                                                                  -------------
Total Computers & Peripherals                                           556,996
                                                                  -------------
Construction & Engineering--0.1%
Fluor Corp.                                                 80            8,910
Jacobs Engineering Group, Inc.*                            128            7,361
                                                                  -------------
Total Construction & Engineering                                         16,271
                                                                  -------------
Construction Materials--0.1%
Vulcan Materials Co.                                       120           13,745
                                                                  -------------
Consumer Finance--0.9%
American Express Co.                                     1,392           85,163
Capital One Financial Corp.                                768           60,242
SLM Corp.                                                  792           45,603
                                                                  -------------
Total Consumer Finance                                                  191,008
                                                                  -------------
Consumer Staples--0.1%
SUPERVALU, INC.                                            264           12,228
                                                                  -------------
Containers & Packaging--0.0%
Sealed Air Corp.                                           224            6,948
                                                                  -------------
Distributors--0.1%
Genuine Parts Co.                                          248           12,301
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Diversified Consumer Services--0.1%
Apollo Group, Inc. Class A*                                232    $      13,556
H&R Block, Inc.                                            440           10,283
Weight Watchers International, Inc.                        112            5,694
                                                                  -------------
Total Diversified Consumer Services                                      29,533
                                                                  -------------
Diversified Financial Services--6.4%
Bank of America Corp.                                    9,336          456,437
Chicago Mercantile Exchange Holdings, Inc.
 Class A                                                    16            8,550
CIT Group, Inc.                                            464           25,441
Citigroup, Inc.                                          9,768          501,001
JPMorgan Chase & Co.                                     6,376          308,917
Moody's Corp.                                              232           14,430
                                                                  -------------
Total Diversified Financial Services                                  1,314,776
                                                                  -------------
Diversified Telecommunication
 Services--2.4%
AT&T, Inc.                                               6,986          289,919
CenturyTel, Inc.                                           184            9,025
Verizon Communications, Inc.                             4,392          180,819
Windstream Corp.                                           744           10,981
                                                                  -------------
Total Diversified Telecommunication
 Services                                                               490,744
                                                                  -------------
Electric Utilities--1.7%
Allegheny Energy, Inc.*                                    152            7,864
American Electric Power Co., Inc.                          488           21,980
Duke Energy Corp.                                        2,656           48,605
Edison International                                       616           34,570
Entergy Corp.                                              280           30,058
Exelon Corp.                                               848           61,564
FirstEnergy Corp.                                          488           31,588
FPL Group, Inc.                                            520           29,505
Pepco Holdings, Inc.                                       224            6,317
Pinnacle West Capital Corp.                                152            6,057
PPL Corp.                                                  616           28,823
Progress Energy, Inc.                                      232           10,577
Southern Co.                                             1,048           35,936
                                                                  -------------
Total Electric Utilities                                                353,444
                                                                  -------------
Electrical Equipment--0.3%
Emerson Electric Co.                                     1,104           51,667
Rockwell Automation, Inc.                                  256           17,777
                                                                  -------------
Total Electrical Equipment                                               69,444
                                                                  -------------
Electronic Equipment & Instruments--0.2%
Agilent Technologies, Inc.*                                440           16,914
Amphenol Corp. Class A                                     192            6,845
CDW Corp.                                                   96            8,157
Jabil Circuit, Inc.                                        200            4,414
Molex, Inc.                                                216            6,482
                                                                  -------------
Total Electronic Equipment & Instruments                                 42,812
                                                                  -------------

Energy Equipment & Services--1.1%
Baker Hughes, Inc.                                         424           35,671
BJ Services Co.                                            640           18,202
Cameron International Corp.*                               128            9,148
Diamond Offshore Drilling, Inc.                            184           18,687
ENSCO International, Inc.                                  304           18,547
Grant Prideco, Inc.*                                       240           12,919
Halliburton Co.                                          2,072           71,484

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

National Oilwell Varco, Inc.*                              208    $      21,682
Pride International, Inc.*                                 192            7,192
Smith International, Inc.                                  264           15,481
                                                                  -------------
Total Energy Equipment & Services                                       229,013
                                                                  -------------
Food & Staples Retailing--2.6%
Costco Wholesale Corp.                                     520           30,430
CVS Corp.                                                1,988           72,463
Kroger Co. (The)                                         1,048           29,480
Safeway, Inc.                                              552           18,785
SYSCO Corp.                                                624           20,586
Walgreen Co.                                             1,016           44,237
Wal-Mart Stores, Inc.                                    6,431          309,395
Whole Foods Market, Inc.                                   104            3,983
                                                                  -------------
Total Food & Staples Retailing                                          529,359
                                                                  -------------
Food Products--1.7%
Archer-Daniels-Midland Co.                               1,208           39,973
Campbell Soup Co.                                          480           18,629
ConAgra Foods, Inc.                                        400           10,744
Dean Foods Co.*                                            160            5,099
General Mills, Inc.                                        456           26,640
H.J. Heinz Co.                                             360           17,089
Hershey Co. (The)                                          288           14,579
Hormel Foods Corp.                                         192            7,171
Kellogg Co.                                                512           26,516
Kraft Foods, Inc. Class A                                4,619          162,819
McCormick & Co., Inc.                                      120            4,582
Sara Lee Corp.                                             744           12,946
Wm. Wrigley Jr. Co.                                        248           13,717
                                                                  -------------
Total Food Products                                                     360,504
                                                                  -------------
Gas Utilities--0.1%
Equitable Resources, Inc.                                  128            6,344
Questar Corp.                                              240           12,684
                                                                  -------------
Total Gas Utilities                                                      19,028
                                                                  -------------
Health Care Equipment & Supplies--1.0%
Baxter International, Inc.                                 704           39,663
Becton Dickinson & Co.                                     280           20,860
Biomet, Inc.                                               184            8,412
C.R. Bard, Inc.                                            104            8,594
DENTSPLY International, Inc.                               128            4,897
Hospira, Inc.*                                             144            5,622
Medtronic, Inc.                                          1,312           68,041
St. Jude Medical, Inc.*                                    264           10,953
Stryker Corp.                                              344           21,703
Varian Medical Systems, Inc.*                              128            5,441
Zimmer Holdings, Inc.*                                     264           22,411
                                                                  -------------
Total Health Care Equipment & Supplies                                  216,597
                                                                  -------------
Health Care Providers & Services--2.2%
Aetna, Inc.                                              1,000           49,400
AmerisourceBergen Corp.                                    240           11,873
Cardinal Health, Inc.                                      512           36,168
Cigna Corp.                                                672           35,092
Coventry Health Care, Inc.*                                272           15,681
DaVita, Inc.*                                              128            6,897
Express Scripts, Inc.*                                     336           16,803
Health Management Associates, Inc.
 Class A*                                                  280            3,181
Health Net, Inc.*                                          176            9,293

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Humana, Inc.*                                              176    $      10,720
Laboratory Corp. of America Holdings*                      144           11,269
McKesson Corp.                                             408           24,333
Medco Health Solutions, Inc.*                              328           25,581
Omnicare, Inc.                                             160            5,770
Patterson Cos., Inc.*                                      136            5,069
Quest Diagnostics, Inc.                                    304           15,702
UnitedHealth Group, Inc.                                 1,912           97,779
WellPoint, Inc.*                                           968           77,274
                                                                  -------------
Total Health Care Providers & Services                                  457,885
                                                                  -------------
Health Care Technology--0.0%
IMS Health, Inc.                                           280            8,996
                                                                  -------------
Hotels, Restaurants & Leisure--1.1%
Darden Restaurants, Inc.                                   216            9,502
Harrah's Entertainment, Inc.                               136           11,595
Hilton Hotels Corp.                                        288            9,639
International Game Technology                              272           10,798
Las Vegas Sands Corp.*                                      56            4,278
Marriott International, Inc. Class A                       360           15,566
McDonald's Corp.                                         1,688           85,684
MGM Mirage*                                                248           20,455
Starbucks Corp.*                                           408           10,706
Starwood Hotels & Resorts Worldwide, Inc.                  424           28,438
Wynn Resorts Ltd.*                                          21            1,883
Yum! Brands, Inc.                                          736           24,082
                                                                  -------------
Total Hotels, Restaurants & Leisure                                     232,626
                                                                  -------------
Household Durables--0.8%
Black & Decker Corp. (The)                                 168           14,836
Centex Corp.                                               440           17,644
D.R. Horton, Inc.                                        1,168           23,278
Fortune Brands, Inc.                                       232           19,110
Harman International Industries, Inc.                       64            7,475
Mohawk Industries, Inc.*                                   136           13,707
Newell Rubbermaid, Inc.                                    374           11,007
Pulte Homes, Inc.                                          928           20,834
Toll Brothers, Inc.*                                       648           16,187
Whirlpool Corp.                                            144           16,013
                                                                  -------------
Total Household Durables                                                160,091
                                                                  -------------
Household Products--1.5%
Clorox Co. (The)                                           184           11,426
Colgate-Palmolive Co.                                      488           31,647
Kimberly-Clark Corp.                                       544           36,388
Procter & Gamble Co.                                     3,633          222,304
                                                                  -------------
Total Household Products                                                301,765
                                                                  -------------
Independent Power Producers &
 Energy--0.8%
AES Corp. (The)*                                           981           21,464
Constellation Energy Group, Inc.                           264           23,013
Mirant Corp.*                                              696           29,684
NRG Energy, Inc.*                                          544           22,614
TXU Corp.                                                1,096           73,761
                                                                  -------------
Total Independent Power Producers & Energy                              170,536
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Industrial Conglomerates--3.1%
3M Co.                                                   1,245    $     108,054
General Electric Co.                                    13,184          504,683
Textron, Inc.                                              176           19,379
                                                                  -------------
Total Industrial Conglomerates                                          632,116
                                                                  -------------
Insurance--7.0%
Allstate Corp. (The)                                     1,896          116,623
AMBAC Financial Group, Inc.                                248           21,623
American Family Life Assurance Co., Inc.                   800           41,120
American International Group, Inc.                       4,461          312,405
AON Corp.                                                  448           19,089
Assurant, Inc.                                             328           19,326
Berkshire Hathaway, Inc. Class B*                           56          201,880
Chubb Corp. (The)                                        1,104           59,771
Cincinnati Financial Corp.                                 296           12,846
CNA Financial Corp.*                                       352           16,787
Genworth Financial, Inc. Class A                           960           33,024
Hartford Financial Services Group,
 Inc. (The)                                                720           70,927
Lincoln National Corp.                                     448           31,786
Loews Corp.                                                968           49,349
Marsh & McLennan Cos., Inc.                                432           13,340
MBIA, Inc.                                                 288           17,919
Metlife, Inc.                                            1,600          103,168
Nationwide Financial Services, Inc.
 Class A                                                   336           21,242
Old Republic International Corp.                           504           10,715
Principal Financial Group, Inc.                            432           25,181
Progressive Corp. (The)                                  1,664           39,820
Prudential Financial, Inc.                                 728           70,783
Safeco Corp.                                               296           18,429
Torchmark Corp.                                            200           13,400
Travelers Cos., Inc. (The)                               1,488           79,608
Unum Group                                                 368            9,608
W.R. Berkley Corp.                                         480           15,619
                                                                  -------------
Total Insurance                                                       1,445,388
                                                                  -------------
Internet & Catalog Retail--0.1%
Amazon.Com, Inc.*                                          200           13,682
Expedia, Inc.*                                             296            8,670
IAC/InterActiveCorp.*                                      208            7,199
                                                                  -------------
Total Internet & Catalog Retail                                          29,551
                                                                  -------------
Internet Software & Services--0.6%
Akamai Technologies, Inc.*                                  24            1,167
eBay, Inc.*                                                784           25,229
Google, Inc. Class A*                                      128           66,993
VeriSign, Inc.*                                            408           12,946
Yahoo! Inc.*                                               856           23,223
                                                                  -------------
Total Internet Software & Services                                      129,558
                                                                  -------------
IT Services--0.6%
Affiliated Computer Services, Inc.
 Class A*                                                  136            7,714
Alliance Data Systems Corp.*                                72            5,564
Automatic Data Processing, Inc.                            552           26,755
Broadridge Financial Solutions, Inc.                       138            2,639
Cognizant Technology Solutions Corp.
 Class A*                                                   72            5,406
Computer Sciences Corp.*                                   192           11,357
Electronic Data Systems Corp.                              392           10,870
Fidelity National Information
 Services, Inc.                                            144            7,816
First Data Corp.                                           592           19,341
Fiserv, Inc.*                                              224           12,723
Iron Mountain, Inc.*                                       112            2,927

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Paychex, Inc.                                              296    $      11,580
Total System Services, Inc.                                208            6,138
                                                                  -------------
Total IT Services                                                       130,830
                                                                  -------------
Leisure Equipment & Products--0.1%
Mattel, Inc.                                               632           15,983
                                                                  -------------
Life Sciences Tools & Services--0.1%
Thermo Fisher Scientific, Inc.*                            112            5,793
Waters Corp.*                                              112            6,648
                                                                  -------------
Total Life Sciences Tools & Services                                     12,441
                                                                  -------------
Machinery--2.1%
Caterpillar, Inc.                                        1,520          119,015
Cummins, Inc.                                              304           30,768
Danaher Corp.                                              368           27,784
Deere & Co.                                                392           47,330
Dover Corp.                                                296           15,140
Eaton Corp.                                                320           29,760
Illinois Tool Works, Inc.                                  920           49,855
ITT Corp.                                                  200           13,656
Joy Global, Inc.                                           224           13,066
Paccar, Inc.                                               552           48,046
Parker Hannifin Corp.                                      248           24,282
Terex Corp.*                                               152           12,358
                                                                  -------------
Total Machinery                                                         431,060
                                                                  -------------
Media--2.8%
CBS Corp. Class B                                        1,008           33,587
Citadel Broadcasting Corp.                                 195            1,258
Clear Channel Communications, Inc.                         432           16,338
Comcast Corp. Class A*                                   1,332           37,456
DIRECTV Group, Inc. (The)*                               1,216           28,102
E.W. Scripps Co. (The) Class A                             174            7,950
EchoStar Communications Corp. Class A*                     392           17,001
Gannett Co., Inc.                                          440           24,178
McGraw-Hill Cos., Inc. (The)                               320           21,786
News Corp. Class A                                       7,776          164,928
Omnicom Group, Inc.                                        416           22,015
Time Warner, Inc.                                        4,744           99,814
Tribune Co.                                                376           11,054
Walt Disney Co. (The)                                    2,544           86,852
                                                                  -------------
Total Media                                                             572,319
                                                                  -------------
Metals & Mining--1.5%
Alcoa, Inc.                                              1,720           69,712
Allegheny Technologies, Inc.                               160           16,781
Freeport-McMoRan Copper & Gold, Inc.                       592           49,029
Newmont Mining Corp.                                       288           11,249
Nucor Corp.                                                728           42,697
Southern Copper Corp.                                      800           75,409
Titanium Metals Corp.*                                     216            6,890
United States Steel Corp.                                  416           45,240
                                                                  -------------
Total Metals & Mining                                                   317,007
                                                                  -------------
Multiline Retail--0.9%
Dollar General Corp.                                       440            9,645
JC Penney Co., Inc.                                        344           24,899
Kohl's Corp.*                                              336           23,866
Macy's, Inc.                                               528           21,004
Nordstrom, Inc.                                            304           15,540

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Sears Holdings Corp.*                                      128    $      21,696
Target Corp.                                             1,096           69,706
                                                                  -------------
Total Multiline Retail                                                  186,356
                                                                  -------------
Multi-Utilities--1.1%
Ameren Corp.                                               272           13,331
Centerpoint Energy, Inc.                                   696           12,110
Consolidated Edison, Inc.                                  304           13,716
Dominion Resources, Inc.                                   488           42,120
DTE Energy Co.                                             328           15,816
KeySpan Corp.                                              312           13,098
NiSource, Inc.                                             352            7,290
PG&E Corp.                                                 592           26,818
Public Service Enterprise Group, Inc.                      240           21,067
SCANA Corp.                                                176            6,739
Sempra Energy                                              600           35,538
Wisconsin Energy Corp.                                     176            7,784
Xcel Energy, Inc.                                          600           12,282
                                                                  -------------
Total Multi-Utilities                                                   227,709
                                                                  -------------
Office Electronics--0.2%
Xerox Corp.*                                             1,872           34,595
                                                                  -------------
Oil, Gas & Consumable Fuels--15.6%
Anadarko Petroleum Corp.                                 1,856           96,493
Apache Corp.                                               976           79,632
Arch Coal, Inc.                                            152            5,290
Chesapeake Energy Corp.                                  1,488           51,485
Chevron Corp.                                            5,992          504,766
ConocoPhillips                                           5,873          461,031
CONSOL Energy, Inc.                                        248           11,435
Devon Energy Corp.                                       1,168           91,443
El Paso Corp.                                              584           10,062
EOG Resources, Inc.                                        560           40,914
Exxon Mobil Corp.                                       13,280        1,113,927
Hess Corp.                                                 832           49,055
Marathon Oil Corp.                                       2,752          165,010
Murphy Oil Corp.                                           344           20,447
Newfield Exploration Co.*                                  344           15,669
Noble Energy, Inc.                                         296           18,467
Occidental Petroleum Corp.                               2,288          132,429
Peabody Energy Corp.                                       328           15,869
Pioneer Natural Resources Co.                              136            6,625
Southwestern Energy Co.*                                   112            4,984
Sunoco, Inc.                                               440           35,059
Tesoro Corp.                                               512           29,261
Valero Energy Corp.                                      2,576          190,263
Williams Cos., Inc. (The)                                  424           13,407
XTO Energy, Inc.                                           968           58,177
                                                                  -------------
Total Oil, Gas & Consumable Fuels                                     3,221,200
                                                                  -------------
Paper & Forest Products--0.0%
MeadWestvaco Corp.                                          48            1,695
Weyerhaeuser Co.                                            40            3,158
                                                                  -------------
Total Paper & Forest Products                                             4,853
                                                                  -------------
Personal Products--0.1%
Avon Products, Inc.                                        392           14,406
Estee Lauder Cos., Inc. (The) Class A                      208            9,466
                                                                  -------------
Total Personal Products                                                  23,872
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Pharmaceuticals--5.6%
Abbott Laboratories                                      1,672    $      89,536
Barr Pharmaceuticals, Inc.*                                160            8,037
Bristol-Myers Squibb Co.                                 2,272           71,704
Eli Lilly & Co.                                          1,528           85,385
Forest Laboratories, Inc.*                                 352           16,069
Johnson & Johnson                                        4,136          254,860
Merck & Co., Inc.                                        3,264          162,547
Pfizer, Inc.                                            12,293          314,332
Schering-Plough Corp.                                    1,048           31,901
Sepracor, Inc.*                                             48            1,969
Wyeth                                                    2,072          118,808
                                                                  -------------
Total Pharmaceuticals                                                 1,155,148
                                                                  -------------
Real Estate Investment Trusts--0.5%
AMB Property Corp.                                          72            3,832
Archstone-Smith Trust                                       88            5,202
AvalonBay Communities, Inc.                                 32            3,804
Boston Properties, Inc.                                    200           20,426
Developers Diversified Realty Corp.                         72            3,795
Duke Realty Corp.                                           48            1,712
Equity Residential                                          32            1,460
General Growth Properties, Inc.                             14              741
Health Care Property Investors, Inc.                       104            3,009
Host Hotels & Resorts, Inc.                                192            4,439
Kimco Realty Corp.                                         192            7,309
Macerich Co. (The)                                          16            1,319
Plum Creek Timber Co., Inc.                                208            8,665
Prologis                                                   184           10,470
Public Storage, Inc.                                        56            4,302
Regency Centers Corp.                                       40            2,820
Simon Property Group, Inc.                                  96            8,932
SL Green Realty Corp.                                       24            2,973
Vornado Realty Trust                                        96           10,545
                                                                  -------------
Total Real Estate Investment Trusts                                     105,755
                                                                  -------------
Real Estate Management &
 Development--0.0%
CB Richard Ellis Group, Inc. Class A*                      224            8,176
                                                                  -------------
Road & Rail--0.8%
Burlington Northern Santa Fe Corp.                         624           53,128
CSX Corp.                                                  816           36,785
Norfolk Southern Corp.                                     704           37,009
Union Pacific Corp.                                        368           42,375
                                                                  -------------
Total Road & Rail                                                       169,297
                                                                  -------------
Semiconductors & Semiconductor
 Equipment--2.0%
Advanced Micro Devices, Inc.*                              696            9,953
Altera Corp.*                                              352            7,790
Analog Devices, Inc.                                       240            9,034
Applied Materials, Inc.                                  1,648           32,745
Broadcom Corp. Class A*                                    192            5,616
Intel Corp.                                              6,751          160,403
KLA-Tencor Corp.                                            88            4,836
Lam Research Corp.*                                        224           11,514
Linear Technology Corp.                                    360           13,025
Maxim Integrated Products, Inc.                            392           13,097
MEMC Electronic Materials, Inc.*                           168           10,268
Microchip Technology, Inc.                                 200            7,408
Micron Technology, Inc.*                                   368            4,611
National Semiconductor Corp.                               488           13,796
Nvidia Corp.*                                              216            8,923
Texas Instruments, Inc.                                  2,288           86,096

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Xilinx, Inc.                                               336    $       8,995
                                                                  -------------
Total Semiconductors & Semiconductor
 Equipment                                                              408,110
                                                                  -------------
Software--2.3%
Activision Inc.*                                            40              747
Adobe Systems, Inc.*                                       272           10,921
Autodesk, Inc.*                                            128            6,026
BEA Systems, Inc.*                                         168            2,300
BMC Software, Inc.*                                        136            4,121
CA, Inc.                                                   104            2,686
Cadence Design Systems, Inc.*                               96            2,108
Citrix Systems, Inc.*                                      168            5,657
Electronic Arts, Inc.*                                      72            3,407
Intuit, Inc.*                                              304            9,144
Microsoft Corp.                                         11,279          332,392
Oracle Corp.*                                            4,928           97,131
Symantec Corp.*                                            360            7,272
                                                                  -------------
Total Software                                                          483,912
                                                                  -------------
Specialty Retail--2.0%
Abercrombie & Fitch Co. Class A                            128            9,341
American Eagle Outfitters, Inc.                            248            6,364
Autozone, Inc.*                                            128           17,487
Bed Bath & Beyond, Inc.*                                   368           13,244
Best Buy Co., Inc.                                         632           29,495
Carmax, Inc.*                                              176            4,488
Gap, Inc. (The)                                          1,080           20,628
Home Depot, Inc.                                         3,984          156,771
Limited Brands, Inc.                                       600           16,470
Lowe's Cos., Inc.                                        2,528           77,585
Office Depot, Inc.*                                        312            9,454
Sherwin-Williams Co. (The)                                 224           14,889
Staples, Inc.                                              792           18,794
Tiffany & Co.                                              168            8,914
TJX Cos., Inc. (The)                                       656           18,040
                                                                  -------------
Total Specialty Retail                                                  421,964
                                                                  -------------
Textiles, Apparel & Luxury Goods--0.4%
Coach, Inc.*                                               320           15,165
Nike, Inc. Class B                                         704           41,036
Polo Ralph Lauren Corp.                                    120           11,773
VF Corp.                                                   176           16,118
                                                                  -------------
Total Textiles, Apparel & Luxury Goods                                   84,092
                                                                  -------------
Thrifts & Mortgage Finance--0.9%
Countrywide Financial Corp.                              1,834           66,666
Hudson City Bancorp, Inc.                                  528            6,452
MGIC Investment Corp.                                      240           13,646
New York Community Bancorp, Inc.                           336            5,719
People's Bank                                               67            1,188
Sovereign Bancorp, Inc.                                    432            9,132
Washington Mutual, Inc.                                  1,832           78,117
                                                                  -------------
Total Thrifts & Mortgage Finance                                        180,920
                                                                  -------------
Tobacco--1.6%
Altria Group, Inc.                                       3,416          239,598
Reynolds American, Inc.                                  1,048           68,330
UST, Inc.                                                  232           12,461
                                                                  -------------
Total Tobacco                                                           320,389
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Earnings 500 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Trading Companies & Distributors--0.1%
Fastenal Co.                                               144    $       6,028
W.W. Grainger, Inc.                                        144           13,399
                                                                  -------------
Total Trading Companies & Distributors                                   19,427
                                                                  -------------
Wireless Telecommunication Services--0.6%
ALLTEL Corp.                                               328           22,156
NII Holdings, Inc.*                                         88            7,105
Sprint Nextel Corp.                                      1,192           24,686
Telephone & Data Systems, Inc.                             848           53,060
United States Cellular Corp.*                              112           10,147
                                                                  -------------
Total Wireless Telecommunication Services                               117,154
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES--99.7%
(Cost: $19,915,684) (a)                                              20,586,884


Cash and Other Assets in Excess of
Liabilities--0.3%                                                        66,100
                                                                  -------------

NET ASSETS--100.0%                                                $  20,652,984
                                                                  =============

* Non-income producing security.

 (a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Energy                                                                     16.7%
Diversified Financials                                                     11.7%
Capital Goods                                                               8.3%
Insurance                                                                   7.0%
Pharmaceuticals, Biotechnology & Life Sciences                              6.3%
Banks                                                                       5.3%
Food, Beverage & Tobacco                                                    5.1%
Technology Hardware & Equipment                                             4.7%
Utilities                                                                   3.7%
Software & Services                                                         3.6%
Health Care Equipment & Services                                            3.3%
Materials                                                                   3.2%
Retailing                                                                   3.2%
Telecommunication Services                                                  2.9%
Media                                                                       2.8%
Food & Staples Retailing                                                    2.6%
Semiconductors & Semiconductor Equipment                                    2.0%
Transportation                                                              1.7%
Household & Personal Products                                               1.6%
Consumer Services                                                           1.3%
Consumer Durables & Apparel                                                 1.3%
Real Estate                                                                 0.6%
Commercial Services & Supplies                                              0.5%
Automobiles & Components                                                    0.3%
Other                                                                       0.3%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.1%
Aerospace & Defense--1.3%
Alliant Techsystems, Inc.*                                 288    $      28,555
Armor Holdings, Inc.*                                      360           31,273
BE Aerospace, Inc.*                                        724           29,901
Ceradyne, Inc.*                                            288           21,300
Curtiss-Wright Corp.                                       306           14,263
DRS Technologies, Inc.                                     258           14,776
Hexcel Corp.*                                            1,394           29,372
Moog, Inc. Class A*                                        336           14,821
Teledyne Technologies, Inc.*                               276           12,682
                                                                  -------------
Total Aerospace & Defense                                               196,943
                                                                  -------------
Air Freight & Logistics--0.1%
EGL, Inc.*                                                 318           14,781
                                                                  -------------
Airlines--0.3%
Continental Airlines, Inc. Class B*                        910           30,822
Skywest, Inc.                                              892           21,256
                                                                  -------------
Total Airlines                                                           52,078
                                                                  -------------
Auto Components--2.0%
ArvinMeritor, Inc.                                       1,096           24,331
Autoliv, Inc.                                              928           52,775
BorgWarner, Inc.                                           612           52,656
Gentex Corp.                                               994           19,572
Goodyear Tire & Rubber Co. (The)*                        2,436           84,676
Sauer-Danfoss, Inc.                                        288            8,571
TRW Automotive Holdings Corp.*                           2,047           75,391
                                                                  -------------
Total Auto Components                                                   317,972
                                                                  -------------
Automobiles--0.2%
Thor Industries, Inc.                                      570           25,730
                                                                  -------------
Beverages--0.3%
Hansen Natural Corp.*                                      294           12,636
PepsiAmericas, Inc.                                      1,180           28,981
                                                                  -------------
Total Beverages                                                          41,617
                                                                  -------------
Biotechnology--0.5%
Cephalon, Inc.*                                            354           28,458
ImClone Systems, Inc.*                                   1,454           51,414
                                                                  -------------
Total Biotechnology                                                      79,872
                                                                  -------------
Building Products--0.3%
Lennox International, Inc.                                 790           27,042
Simpson Manufacturing Co., Inc.                            516           17,410
                                                                  -------------
Total Building Products                                                  44,452
                                                                  -------------
Capital Markets--2.9%
Affiliated Managers Group, Inc.*                           198           25,494
AG Edwards, Inc.                                           660           55,803
Allied Capital Corp.                                     2,490           77,090
Apollo Investment Corp.                                    868           18,679
Eaton Vance Corp.                                          694           30,661
Federated Investors, Inc. Class B                          838           32,121
GFI Group, Inc.*                                           156           11,307
Greenhill & Co., Inc.                                      156           10,719

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Investment Technology Group, Inc.*                         306    $      13,259
Janus Capital Group, Inc.                                  766           21,325
Jefferies Group, Inc.                                    1,030           27,789
Knight Capital Group, Inc. Class A*                      1,030           17,098
MCG Capital Corp.                                          928           14,867
Nuveen Investments, Inc. Class A                           486           30,205
optionsXpress Holdings, Inc.                               498           12,779
Raymond James Financial, Inc.                              964           29,788
Waddell & Reed Financial, Inc. Class A                     712           18,519
                                                                  -------------
Total Capital Markets                                                   447,503
                                                                  -------------
Chemicals--3.3%
Airgas, Inc.                                               510           24,429
Albemarle Corp.                                            420           16,183
Cabot Corp.                                                366           17,451
Celanese Corp. Series A                                  1,796           69,648
CF Industries Holdings, Inc.                               312           18,686
Cytec Industries, Inc.                                     294           18,748
FMC Corp.                                                  252           22,526
H.B. Fuller Co.                                            450           13,451
Hercules, Inc.                                             510           10,022
Huntsman Corp.                                           2,568           62,427
International Flavors & Fragrances, Inc.                   754           39,314
Lubrizol Corp.                                             588           37,955
Nalco Holding Co.                                          552           15,152
Olin Corp.                                               1,376           28,896
OM Group, Inc.*                                            426           22,544
Rockwood Holdings, Inc.*                                   480           17,544
Scotts Miracle-Gro Co. (The) Class A                       402           17,262
Valhi, Inc.                                                432            7,042
Valspar Corp. (The)                                        892           25,342
Westlake Chemical Corp.                                  1,132           31,832
                                                                  -------------
Total Chemicals                                                         516,454
                                                                  -------------
Commercial Banks--4.7%
Alabama National Bancorp                                   156            9,647
Associated Banc-Corp                                     1,394           45,583
BancorpSouth, Inc.                                         754           18,443
Bank of Hawaii Corp.                                       492           25,407
BOK Financial Corp.                                        582           31,090
Cathay General Bancorp                                     486           16,300
Central Pacific Financial Corp.                            312           10,299
Chittenden Corp.                                           408           14,260
Citizens Banking Corp.                                     784           14,347
City National Corp.                                        498           37,893
Colonial BancGroup, Inc. (The)                           1,466           36,606
Commerce Bancshares, Inc.                                  666           30,170
Cullen/Frost Bankers, Inc.                                 492           26,307
East West Bancorp, Inc.                                    570           22,162
First Citizens BancShares, Inc. Class A                     90           17,496
First Community Bancorp                                    192           10,984
First Midwest Bancorp, Inc.                                420           14,914
First Republic Bank                                        204           10,947
FirstMerit Corp.                                           694           14,525
Fulton Financial Corp.                                   1,640           23,649
Greater Bay Bancorp                                        438           12,194
Hancock Holding Co.                                        258            9,688
International Bancshares Corp.                             672           17,217
Old National Bancorp                                       432            7,176
Pacific Capital Bancorp                                    474           12,789
Park National Corp.                                        144           12,210
Provident Bankshares Corp.                                 300            9,834
South Financial Group, Inc. (The)                          420            9,509
Susquehanna Bancshares, Inc.                               474           10,603

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

SVB Financial Group                                        300    $      15,933
TCF Financial Corp.                                      1,388           38,586
Trustmark Corp.                                            528           13,654
UCBH Holdings, Inc.                                        660           12,058
UMB Financial Corp.                                        276           10,176
Umpqua Holdings Corp.                                      384            9,028
United Bankshares, Inc.                                    336           10,685
Valley National Bancorp                                  1,012           22,760
Westamerica Bancorp                                        300           13,272
Whitney Holding Corp.                                      648           19,505
Wilmington Trust Corp.                                     642           26,649
                                                                  -------------
Total Commercial Banks                                                  724,555
                                                                  -------------
Commercial Services & Supplies--2.3%
Allied Waste Industries, Inc.*                           1,898           25,547
American Reprographics Co.*                                318            9,791
Brady Corp. Class A                                        408           15,153
Brink's Co. (The)                                          168           10,398
ChoicePoint, Inc.*                                         402           17,065
Copart, Inc.*                                              552           16,886
Corporate Executive Board Co.                              132            8,568
Corrections Corp. of America*                              294           18,554
Covanta Holding Corp.*                                     766           18,882
Deluxe Corp.                                               576           23,391
Herman Miller, Inc.                                        420           13,272
HNI Corp.                                                  420           17,220
IKON Office Solutions, Inc.                                880           13,737
Mine Safety Appliances Co.                                 264           11,553
PHH Corp.*                                                 528           16,479
Resources Connection, Inc.*                                330           10,949
Rollins, Inc.                                              462           10,520
Steelcase, Inc. Class A                                    576           10,656
Stericycle, Inc.*                                          408           18,140
TeleTech Holdings, Inc.*                                   318           10,329
United Stationers, Inc.*                                   396           26,389
Waste Connections, Inc.*                                   360           10,886
Watson Wyatt Worldwide, Inc. Class A                       318           16,053
                                                                  -------------
Total Commercial Services & Supplies                                    350,418
                                                                  -------------
Communications Equipment--1.1%
ADC Telecommunications, Inc.*                              612           11,218
Adtran, Inc.                                               600           15,582
Arris Group, Inc.*                                       1,264           22,234
Avocent Corp.*                                             294            8,529
CommScope, Inc.*                                           588           34,310
F5 Networks, Inc.*                                         138           11,123
Foundry Networks, Inc.*                                    682           11,362
Interdigital Communications Corp.*                         378           12,160
Polycom, Inc.*                                             300           10,080
Tellabs, Inc.*                                           3,662           39,403
                                                                  -------------
Total Communications Equipment                                          176,001
                                                                  -------------
Computers & Peripherals--1.3%
Brocade Communications Systems, Inc.*                    1,246            9,744
Diebold, Inc.                                              228           11,902
Emulex Corp.*                                              582           12,711
Imation Corp.                                              240            8,846
Intermec, Inc.*                                            432           10,934
Komag, Inc.*                                               712           22,706

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Palm, Inc.*                                              3,518    $      56,323
QLogic Corp.*                                              624           10,390
Western Digital Corp.*                                   3,118           60,332
                                                                  -------------
Total Computers & Peripherals                                           203,888
                                                                  -------------
Construction & Engineering--0.6%
EMCOR Group, Inc.*                                         174           12,685
Granite Construction Inc.                                  312           20,023
Quanta Services, Inc.*                                     522           16,010
Shaw Group, Inc. (The)*                                    342           15,831
URS Corp.*                                                 390           18,935
Washington Group International, Inc.*                      180           14,402
                                                                  -------------
Total Construction & Engineering                                         97,886
                                                                  -------------
Construction Materials--1.0%
Eagle Materials, Inc.                                      724           35,512
Florida Rock Industries, Inc.                              712           48,060
Martin Marietta Materials, Inc.                            336           54,439
Texas Industries, Inc.                                     144           11,291
                                                                  -------------
Total Construction Materials                                            149,302
                                                                  -------------
Consumer Finance--1.2%
Advanta Corp. Class B                                      396           12,331
AmeriCredit Corp.*                                       2,082           55,278
CompuCredit Corp.*                                         414           14,498
First Marblehead Corp. (The)                             1,060           40,958
Nelnet, Inc. Class A                                       600           14,664
Student Loan Corp. (The)                                   222           45,266
                                                                  -------------
Total Consumer Finance                                                  182,995
                                                                  -------------
Containers & Packaging--1.7%
AptarGroup, Inc.                                           492           17,496
Ball Corp.                                                 976           51,894
Bemis Co. Inc.                                             754           25,018
Greif, Inc. Class A                                        216           12,876
Packaging Corp. of America                                 576           14,579
Pactiv Corp.*                                              892           28,446
Silgan Holdings, Inc.                                      312           17,247
Sonoco Products Co.                                        766           32,792
Temple-Inland, Inc.                                        994           61,160
                                                                  -------------
Total Containers & Packaging                                            261,508
                                                                  -------------
Diversified Consumer Services--1.1%
Career Education Corp.*                                  1,012           34,175
DeVry, Inc.                                                354           12,043
ITT Educational Services, Inc.*                            228           26,763
Laureate Education, Inc.*                                  258           15,908
Regis Corp.                                                324           12,393
Service Corp International                               1,156           14,774
ServiceMaster Co. (The)                                  2,006           31,013
Sotheby's                                                  408           18,776
Strayer Education, Inc.                                     90           11,854
                                                                  -------------
Total Diversified Consumer Services                                     177,699
                                                                  -------------
Diversified Financial Services--0.2%
International Securities Exchange, Inc.                    222           14,508
Nasdaq Stock Market, Inc. (The)*                           324            9,626
                                                                  -------------
Total Diversified Financial Services                                     24,134
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Diversified Telecommunication
 Services--0.3%
Citizens Communications Co.                              2,400    $      36,648
Golden Telecom, Inc.                                       282           15,513
                                                                  -------------
Total Diversified Telecommunication
 Services                                                                52,161
                                                                  -------------
Electric Utilities--1.3%
ALLETE, Inc.                                               252           11,857
Cleco Corp.                                                958           23,471
DPL, Inc.                                                  874           24,769
Great Plains Energy, Inc.                                  564           16,424
Hawaiian Electric Industries, Inc.                         624           14,783
IDACORP, Inc.                                              366           11,727
ITC Holdings Corp.                                         234            9,507
Northeast Utilities                                        558           15,825
Sierra Pacific Resources*                                2,370           41,616
UniSource Energy Corp.                                     342           11,248
Westar Energy, Inc.                                        892           21,658
                                                                  -------------
Total Electric Utilities                                                202,885
                                                                  -------------
Electrical Equipment--1.4%
Acuity Brands, Inc.                                        324           19,531
AMETEK, Inc.                                               784           31,109
General Cable Corp.*                                       330           24,998
Genlyte Group, Inc.*                                       270           21,206
Hubbell, Inc. Class B                                      594           32,206
Regal-Beloit Corp.                                         288           13,404
Roper Industries, Inc.                                     534           30,491
Thomas & Betts Corp.*                                      450           26,100
Woodward Governor Co.                                      246           13,203
                                                                  -------------
Total Electrical Equipment                                              212,248
                                                                  -------------
Electronic Equipment & Instruments--2.5%
Anixter International, Inc.*                               438           32,942
Arrow Electronics, Inc.*                                 1,538           59,105
Avnet, Inc.*                                             1,460           57,874
AVX Corp.                                                1,312           21,963
Benchmark Electronics, Inc.*                               666           15,065
Dolby Laboratories, Inc. Class A*                          426           15,085
Flir Systems, Inc.*                                        426           19,703
Ingram Micro, Inc. Class A*                              1,868           40,554
Itron, Inc.*                                               168           13,094
Mettler-Toledo International, Inc.*                        264           25,215
National Instruments Corp.                                 372           12,116
Solectron Corp.*                                         4,846           17,833
Tektronix, Inc.                                            456           15,385
Trimble Navigation Ltd.*                                   588           18,934
Vishay Intertechnology, Inc.*                            1,616           25,565
                                                                  -------------
Total Electronic Equipment & Instruments                                390,433
                                                                  -------------
Energy Equipment & Services--4.3%
Atwood Oceanics, Inc.*                                     222           15,234
Dresser-Rand Group, Inc.*                                  420           16,590
Dril-Quip, Inc.*                                           276           12,406
FMC Technologies, Inc.*                                    432           34,223
Global Industries Ltd.*                                  1,478           39,640
Grey Wolf, Inc.*                                         3,986           32,845
Hanover Compressor Co.*                                    456           10,876
Helmerich & Payne, Inc.                                  1,532           54,263
Oceaneering International, Inc.*                           390           20,530
Oil States International, Inc.*                            772           31,914
Patterson-UTI Energy, Inc.                               3,764           98,654
Rowan Cos., Inc.                                         1,228           50,323

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

RPC, Inc.                                                  862    $      14,688
SEACOR Holdings, Inc.*                                     342           31,929
Superior Energy Services, Inc.*                            576           22,994
Tetra Technologies, Inc.*                                  444           12,521
Tidewater, Inc.                                            742           52,593
TODCO*                                                     516           24,360
Unit Corp.*                                                892           56,116
Universal Compression Holdings, Inc.*                      198           14,349
W-H Energy Services, Inc.*                                 294           18,202
                                                                  -------------
Total Energy Equipment & Services                                       665,250
                                                                  -------------
Food & Staples Retailing--1.8%
BJ's Wholesale Club, Inc.*                                 540           19,456
Casey's General Stores, Inc.                               396           10,795
Longs Drug Stores Corp.                                    240           12,605
Rite Aid Corp.*                                         34,024          217,073
Ruddick Corp.                                              402           12,108
United Natural Foods, Inc.*                                312            8,293
                                                                  -------------
Total Food & Staples Retailing                                          280,330
                                                                  -------------
Food Products--1.2%
Corn Products International, Inc.                          468           21,271
Del Monte Foods Co.                                      1,592           19,359
Flowers Foods, Inc.                                        354           11,809
J.M. Smucker Co. (The)                                     408           25,973
Lancaster Colony Corp.                                     264           11,059
Ralcorp Holdings, Inc.*                                    192           10,262
Seaboard Corp.                                              24           56,280
Smithfield Foods, Inc.*                                    934           28,758
Tootsie Roll Industries, Inc.                              335            9,283
                                                                  -------------
Total Food Products                                                     194,054
                                                                  -------------
Gas Utilities--1.8%
AGL Resources Inc.                                         862           34,894
Atmos Energy Corp.                                         700           21,042
Energen Corp.                                              742           40,764
National Fuel Gas Co.                                      576           24,947
New Jersey Resources Corp.                                 234           11,939
Nicor, Inc.                                                402           17,254
ONEOK, Inc.                                                736           37,102
Piedmont Natural Gas Co., Inc.                             516           12,719
Southern Union Co.                                         844           27,506
Southwest Gas Corp.                                        264            8,926
UGI Corp.                                                  916           24,988
WGL Holdings, Inc.                                         390           12,730
                                                                  -------------
Total Gas Utilities                                                     274,811
                                                                  -------------
Health Care Equipment & Supplies--2.0%
Advanced Medical Optics, Inc.*                             270            9,418
Beckman Coulter, Inc.                                      216           13,971
Cooper Cos., Inc. (The)                                    222           11,837
Cytyc Corp.*                                               642           27,677
Dade Behring Holdings, Inc.                                486           25,816
Edwards Lifesciences Corp.*                                342           16,874
Gen-Probe, Inc.*                                           198           11,963
Hillenbrand Industries, Inc.                               498           32,370
Hologic, Inc.*                                             192           10,620
IDEXX Laboratories, Inc.*                                  156           14,762
Immucor, Inc.*                                             318            8,894
Intuitive Surgical, Inc.*                                  138           19,150
Kinetic Concepts, Inc.*                                    712           37,002
Kyphon, Inc.*                                              222           10,689

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Mentor Corp.                                               210    $       8,543
Resmed, Inc.*                                              288           11,883
Respironics, Inc.*                                         408           17,377
Sirona Dental Systems, Inc.*                               270           10,214
STERIS Corp.                                               396           12,118
                                                                  -------------
Total Health Care Equipment & Supplies                                  311,178
                                                                  -------------
Health Care Providers & Services--2.0%
AMERIGROUP Corp.*                                          372            8,854
Community Health Systems, Inc.*                            694           28,072
Henry Schein, Inc.*                                        498           26,608
LifePoint Hospitals, Inc.*                                 576           22,280
Lincare Holdings, Inc.*                                    790           31,482
Magellan Health Services, Inc.*                            258           11,989
Manor Care, Inc.                                           474           30,947
Pediatrix Medical Group, Inc.*                             192           10,589
Psychiatric Solutions, Inc.*                               270            9,790
Sierra Health Services, Inc.*                              522           21,705
Sunrise Senior Living, Inc.*                               282           11,277
Triad Hospitals, Inc.*                                     802           43,115
Universal Health Services, Inc. Class B                    324           19,926
VCA Antech, Inc.*                                          432           16,282
WellCare Health Plans, Inc.*                               192           17,378
                                                                  -------------
Total Health Care Providers & Services                                  310,294
                                                                  -------------
Health Care Technology--0.2%
Allscripts Healthcare Solutions, Inc.*                     342            8,714
Cerner Corp.*                                              288           15,976
HLTH Corp.*                                                946           13,253
                                                                  -------------
Total Health Care Technology                                             37,943
                                                                  -------------
Hotels, Restaurants & Leisure--2.4%
Ameristar Casinos, Inc.                                    330           11,464
Applebee's International, Inc.                             516           12,436
Boyd Gaming Corp.                                          402           19,774
Brinker International, Inc.                              1,048           30,675
CBRL Group, Inc.                                           378           16,057
CEC Entertainment, Inc.*                                   246            8,659
Cheesecake Factory (The)*                                  462           11,328
Choice Hotels International, Inc.                          384           15,176
CKE Restaurants, Inc.                                    1,628           32,675
International Speedway Corp. Class A                       462           24,352
Jack in the Box, Inc.*                                     282           20,005
Life Time Fitness, Inc.*                                   192           10,220
Panera Bread Co. Class A*                                  174            8,014
Penn National Gaming, Inc.*                                618           37,137
Pinnacle Entertainment, Inc.*                              306            8,614
Ruby Tuesday, Inc.                                         540           14,218
Scientific Games Corp. Class A*                            360           12,582
Sonic Corp.*                                               486           10,750
Speedway Motorsports, Inc.                                 426           17,031
Station Casinos, Inc.                                      234           20,311
Vail Resorts, Inc.*                                        216           13,148
Wendy's International, Inc.                                312           11,466
                                                                  -------------
Total Hotels, Restaurants & Leisure                                     366,092
                                                                  -------------
Household Durables--3.7%
American Greetings Corp. Class A                           564           15,978
Beazer Homes USA, Inc.                                   1,234           30,443
Ethan Allen Interiors, Inc.                                312           10,686
Hovnanian Enterprises, Inc. Class A*                     1,736           28,696
Jarden Corp.*                                              312           13,419

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

KB Home                                                  1,928    $      75,905
Leggett & Platt, Inc.                                    1,664           36,691
MDC Holdings, Inc.                                       1,084           52,422
Meritage Homes Corp.*                                      988           26,429
NVR, Inc.*                                                 150          101,963
Ryland Group, Inc. (The)                                 1,186           44,321
Snap-On, Inc.                                              354           17,881
Standard-Pacific Corp.                                   2,118           37,129
Stanley Works (The)                                        802           48,681
Tempur-Pedic International, Inc.                           802           20,772
Tupperware Brands Corp.                                    546           15,692
                                                                  -------------
Total Household Durables                                                577,108
                                                                  -------------
Household Products--0.7%
Central Garden and Pet Co.*                              1,927           23,625
Church & Dwight Co., Inc.                                  600           29,076
Energizer Holdings, Inc. *                                 558           55,577
                                                                  -------------
Total Household Products                                                108,278
                                                                  -------------
Independent Power Producers &
 Energy--0.0%
Ormat Technologies, Inc.                                   234            8,817
                                                                  -------------
Industrial Conglomerates--0.6%
Carlisle Cos., Inc.                                        588           27,348
Sequa Corp. Class A*                                        84            9,408
Teleflex, Inc.                                             312           25,515
Walter Industries, Inc.                                    886           25,659
                                                                  -------------
Total Industrial Conglomerates                                           87,930
                                                                  -------------
Insurance--6.4%
21st Century Insurance Group                               898           19,630
Alfa Corp.                                                 730           11,366
Alleghany Corp.*                                            78           31,707
American Financial Group, Inc.                           1,520           51,908
American National Insurance Co.                            210           32,046
Arthur J. Gallagher & Co.                                  612           17,063
Brown & Brown, Inc.                                        862           21,671
Commerce Group, Inc.                                     1,180           40,970
Conseco, Inc.*                                           1,844           38,521
Delphi Financial Group, Inc. Class A                       510           21,328
Erie Indemnity Co. Class A                                 528           28,533
FBL Financial Group, Inc. Class A                          294           11,560
First American Corp.                                       964           47,718
Hanover Insurance Group, Inc. (The)                        636           31,030
HCC Insurance Holdings, Inc.                             1,102           36,818
Hilb Rogal & Hobbs Co.                                     288           12,344
Markel Corp.*                                              120           58,146
Mercury General Corp.                                      552           30,421
National Financial Partners Corp.                          216           10,003
Odyssey Re Holdings Corp.                                1,018           43,662
Ohio Casualty Corp.                                        928           40,192
Philadelphia Consolidated Holding Co.*                     898           37,536
Phoenix Cos., Inc. (The)                                   718           10,777
ProAssurance Corp.*                                        348           19,373
Protective Life Corp.                                      618           29,547
Reinsurance Group of America, Inc.                         766           46,144
RLI Corp.                                                  234           13,092
Selective Insurance Group, Inc.                            742           19,945
StanCorp Financial Group, Inc.                             630           33,062
State Auto Financial Corp.                                 432           13,241

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Transatlantic Holdings, Inc.                               736    $      52,351
Unitrin, Inc.                                              826           40,623
Wesco Financial Corp.                                       30           11,550
Zenith National Insurance Corp.                            724           34,093
                                                                  -------------
Total Insurance                                                         997,971
                                                                  -------------
Internet & Catalog Retail--0.3%
NetFlix, Inc.*                                             444            8,609
NutriSystem, Inc.*                                         234           16,343
priceline.com, Inc.*                                       222           15,260
                                                                  -------------
Total Internet & Catalog Retail                                          40,212
                                                                  -------------
Internet Software & Services--0.3%
aQuantive, Inc.*                                           384           24,499
Digital River, Inc.*                                       186            8,417
RealNetworks, Inc.*                                        982            8,023
ValueClick, Inc.*                                          390           11,489
                                                                  -------------
Total Internet Software & Services                                       52,428
                                                                  -------------
IT Services--1.4%
Acxiom Corp.                                               504           13,331
BISYS Group, Inc. (The)*                                   808            9,559
Ceridian Corp.*                                            946           33,110
CheckFree Corp.*                                           450           18,090
Convergys Corp.*                                           880           21,331
DST Systems, Inc.*                                         336           26,615
Gartner, Inc.*                                             462           11,361
Global Payments, Inc.                                      396           15,701
MoneyGram International, Inc.                              754           21,074
MPS Group, Inc.*                                           742            9,921
Perot Systems Corp. Class A*                               612           10,428
VeriFone Holdings, Inc.*                                   252            8,883
Wright Express Corp.*                                      546           18,711
                                                                  -------------
Total IT Services                                                       218,115
                                                                  -------------
Leisure Equipment & Products--0.8%
Brunswick Corp.                                          1,406           45,878
Hasbro, Inc.                                             1,174           36,875
Oakley, Inc.                                               462           13,121
Polaris Industries, Inc.                                   378           20,472
Pool Corp.                                                 384           14,988
                                                                  -------------
Total Leisure Equipment & Products                                      131,334
                                                                  -------------
Life Sciences Tools & Services--1.2%
Affymetrix, Inc.*                                          372            9,259
Bio-Rad Laboratories, Inc. Class A*                        174           13,149
Charles River Laboratories
 International, Inc.*                                      462           23,848
Covance, Inc.*                                             336           23,036
Illumina, Inc.*                                            300           12,177
Invitrogen Corp.*                                          252           18,585
Millipore Corp.*                                           168           12,615
PerkinElmer, Inc.                                          438           11,414
Pharmaceutical Product Development, Inc.                   666           25,489
TECHNE Corp.*                                              204           11,671
Varian, Inc.*                                              180            9,869
Ventana Medical Systems, Inc.*                             240           18,545
                                                                  -------------
Total Life Sciences Tools & Services                                    189,657
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Machinery--4.3%
Actuant Corp. Class A                                      264    $      16,648
AGCO Corp.*                                                294           12,763
Briggs & Stratton Corp.                                    456           14,391
Bucyrus International, Inc. Class A                        258           18,261
CLARCOR, Inc.                                              348           13,026
Crane Co.                                                  630           28,634
Donaldson Co., Inc.                                        552           19,624
Flowserve Corp.                                            282           20,191
Gardner Denver, Inc.*                                      462           19,658
Graco, Inc.                                                522           21,026
Harsco Corp.                                               736           38,272
IDEX Corp.                                                 587           22,623
Kennametal, Inc.                                           330           27,070
Lincoln Electric Holdings, Inc.                            378           28,063
Manitowoc Co., Inc. (The)                                  342           27,490
Mueller Industries, Inc.                                   796           27,414
Nordson Corp.                                              282           14,145
Oshkosh Truck Corp.                                        630           39,640
Pall Corp.                                                 654           30,077
Pentair, Inc.                                              820           31,627
SPX Corp.                                                  456           40,041
Timken Co. (The)                                         1,670           60,305
Toro Co. (The)                                             414           24,380
Trinity Industries, Inc.                                   682           29,694
Valmont Industries, Inc.                                   186           13,533
Wabtec Corp.                                               372           13,589
Watts Water Technologies, Inc. Class A                     252            9,442
                                                                  -------------
Total Machinery                                                         661,627
                                                                  -------------
Marine--0.2%
Alexander & Baldwin, Inc.                                  288           15,296
Kirby Corp.*                                               372           14,281
                                                                  -------------
Total Marine                                                             29,577
                                                                  -------------
Media--2.0%
Belo Corp. Class A                                         964           19,849
Cox Radio, Inc. Class A*                                   660            9,398
Discovery Holding Co. Class A*                             642           14,760
Dow Jones & Co., Inc.                                      276           15,856
DreamWorks Animation SKG, Inc. Class A*                    516           14,881
Gemstar-TV Guide International, Inc.*                    2,502           12,310
Getty Images, Inc.*                                        516           24,670
Harte-Hanks, Inc.                                          618           15,870
Hearst-Argyle Television, Inc.                             396            9,544
Interactive Data Corp.                                     558           14,943
John Wiley & Sons, Inc. Class A                            546           26,366
Lee Enterprises, Inc.                                      336            7,009
Marvel Entertainment, Inc.*                                384            9,784
McClatchy Co. Class A                                      588           14,882
Meredith Corp.                                             390           24,024
Morningstar, Inc.*                                         222           10,440
New York Times Co. (The) Class A                         1,102           27,991
Regal Entertainment Group Class A                          636           13,947
Scholastic Corp.*                                          288           10,351
Warner Music Group Corp.                                   510            7,370
                                                                  -------------
Total Media                                                             304,245
                                                                  -------------
Metals & Mining--3.1%
AK Steel Holding Corp.*                                  1,054           39,388
Carpenter Technology Corp.                                 282           36,747
Chaparral Steel Co.                                        630           45,278
Cleveland-Cliffs, Inc.                                     862           66,952

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Commercial Metals Co.                                    1,844    $      62,272
Quanex Corp.                                               706           34,382
Reliance Steel & Aluminum Co.                            1,270           71,450
RTI International Metals, Inc.*                            132            9,949
Schnitzer Steel Industries, Inc. Class A                   438           20,998
Steel Dynamics, Inc.                                     1,592           66,721
Titanium Metals Corp.*                                     204            6,508
Worthington Industries, Inc.                             1,036           22,429
                                                                  -------------
Total Metals & Mining                                                   483,074
                                                                  -------------
Multiline Retail--0.7%
Big Lots, Inc.*                                            390           11,474
Dillard's, Inc. Class A                                    654           23,498
Dollar Tree Stores. Inc.*                                  814           35,450
Family Dollar Stores, Inc.                                 982           33,702
                                                                  -------------
Total Multiline Retail                                                  104,124
                                                                  -------------
Multi-Utilities--1.9%
Alliant Energy Corp.                                       378           14,685
Avista Corp.                                               456            9,827
Black Hills Corp.                                          318           12,641
Energy East Corp.                                        1,216           31,725
Integrys Energy Group, Inc.                                593           30,083
MDU Resources Group, Inc.                                1,736           48,678
NSTAR                                                      904           29,335
OGE Energy Corp.                                           868           31,812
PNM Resources, Inc.                                        378           10,505
Puget Energy, Inc.                                         934           22,584
TECO Energy, Inc.                                        2,052           35,253
Vectren Corp.                                              654           17,612
                                                                  -------------
Total Multi-Utilities                                                   294,740
                                                                  -------------
Office Electronics--0.1%
Zebra Technologies Corp. Class A*                          468           18,130
                                                                  -------------
Oil, Gas & Consumable Fuels--5.3%
Alon USA Energy, Inc.                                    1,551           68,260
Berry Petroleum Co. Class A                                546           20,573
Bill Barrett Corp.*                                        360           13,259
Cabot Oil & Gas Corp.                                      904           33,340
Cimarex Energy Co.                                       1,748           68,889
Comstock Resources, Inc.*                                  474           14,206
Denbury Resources, Inc.*                                 1,000           37,500
Encore Acquisition Co.*                                    654           18,181
Forest Oil Corp.*                                          904           38,203
Foundation Coal Holdings, Inc.                             342           13,899
Frontier Oil Corp.                                       1,790           78,347
Helix Energy Solutions Group, Inc.*                        988           39,431
Holly Corp.                                                648           48,075
Overseas Shipholding Group, Inc.                           940           76,516
Penn Virginia Corp.                                        360           14,472
PetroHawk Energy Corp.*                                  1,484           23,536
Plains Exploration & Production Co.*                       210           10,040
Pogo Producing Co.                                       1,054           53,533
Quicksilver Resources, Inc.*                               372           16,584
Range Resources Corp.                                    1,054           39,430
St. Mary Land & Exploration Co.                            760           27,831
Swift Energy Co.*                                          486           20,781
W&T Offshore, Inc.                                         970           27,150
Whiting Petroleum Corp.*                                   492           19,936
                                                                  -------------
Total Oil, Gas & Consumable Fuels                                       821,972
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Paper & Forest Products--0.2%
Louisiana-Pacific Corp.                                  1,628    $      30,802
                                                                  -------------
Personal Products--0.3%
Alberto-Culver Co.                                       1,336           31,690
NBTY, Inc.*                                                420           18,144
                                                                  -------------
Total Personal Products                                                  49,834
                                                                  -------------
Pharmaceuticals--0.8%
Endo Pharmaceuticals Holdings, Inc.*                     1,012           34,640
King Pharmaceuticals, Inc.*                              1,406           28,767
Mylan Laboratories, Inc.                                 1,766           32,124
Perrigo Co.                                                636           12,453
Watson Pharmaceuticals, Inc.*                              366           11,906
                                                                  -------------
Total Pharmaceuticals                                                   119,890
                                                                  -------------
Real Estate Investment Trusts--2.7%
Alexander's, Inc.*                                          24            9,702
Alexandria Real Estate Equities, Inc.                       96            9,295
BRE Properties, Inc.                                       144            8,538
Camden Property Trust                                      246           16,475
CBL & Associates Properties, Inc.                          246            8,868
Colonial Properties Trust                                  258            9,404
Corporate Office Properties Trust                          186            7,628
Cousins Properties, Inc.                                   564           16,362
DiamondRock Hospitality Co.                                546           10,418
Entertainment Properties Trust                             156            8,390
Equity One, Inc.                                           814           20,797
Essex Property Trust, Inc.                                  72            8,374
Federal Realty Investment Trust                            144           11,125
Health Care REIT, Inc.                                     294           11,866
Healthcare Realty Trust, Inc.                              240            6,667
Highwoods Properties, Inc.                                 228            8,550
Home Properties, Inc.                                      162            8,413
Hospitality Properties Trust                               468           19,417
HRPT Properties Trust                                      988           10,275
Kilroy Realty Corp.                                        120            8,501
LaSalle Hotel Properties                                   234           10,160
Liberty Property Trust                                     672           29,520
Mack-Cali Realty Corp.                                     192            8,350
Nationwide Health Properties, Inc.                         330            8,976
Pennsylvania Real Estate Investment Trust                  234           10,373
Post Properties, Inc.                                      216           11,260
Potlatch Corp.                                             318           13,690
PS Business Parks, Inc.                                    138            8,745
Rayonier, Inc.                                             510           23,020
Realty Income Corp.                                        456           11,487
Senior Housing Properties Trust                            390            7,937
Taubman Centers, Inc.                                      162            8,037
Ventas, Inc.                                               426           15,443
Washington Real Estate Investment Trust                    240            8,160
Weingarten Realty Investors                                456           18,742
                                                                  -------------
Total Real Estate Investment Trusts                                     412,965
                                                                  -------------
Real Estate Management & Development--0.2%
Jones Lang LaSalle, Inc.                                   258           29,283
St. Joe Co. (The)                                          180            8,341
                                                                  -------------
Total Real Estate Management & Development                               37,624
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Road & Rail--1.8%
Amerco, Inc.*                                              198    $      14,949
Con-way, Inc.                                              778           39,087
Florida East Coast Industries, Inc.                        162           13,443
Heartland Express, Inc.                                    724           11,801
JB Hunt Transport Services, Inc.                         1,556           45,621
Kansas City Southern*                                      330           12,388
Knight Transportation, Inc.                                552           10,698
Laidlaw International, Inc.                                630           21,767
Landstar System, Inc.                                      480           23,160
Ryder System, Inc.                                         636           34,217
Werner Enterprises, Inc.                                   724           14,589
YRC Worldwide, Inc.*                                     1,204           44,307
                                                                  -------------
Total Road & Rail                                                       286,027
                                                                  -------------
Semiconductors & Semiconductor
 Equipment--2.0%
Amkor Technology, Inc.*                                  2,628           41,391
Atmel Corp. *                                            1,862           10,353
Cymer, Inc. *                                              276           11,095
Cypress Semiconductor Corp.*                               540           12,577
Fairchild Semiconductor
 International, Inc.*                                      576           11,128
FormFactor, Inc.*                                          240            9,192
International Rectifier Corp.*                             402           14,979
Intersil Corp. Class A                                     718           22,588
LSI Logic Corp.*                                         1,694           12,722
MKS Instruments, Inc.*                                     510           14,127
Novellus Systems Inc.*                                     618           17,533
ON Semiconductor Corp.*                                  3,920           42,022
RF Micro Devices, Inc.*                                  1,318            8,224
Silicon Laboratories, Inc.*                                324           11,214
Teradyne, Inc.*                                          2,454           43,140
Tessera Technologies, Inc.*                                252           10,219
Varian Semiconductor Equipment
 Associates, Inc.*                                         497           19,910
                                                                  -------------
Total Semiconductors & Semiconductor
 Equipment                                                              312,414
                                                                  -------------
Software--1.3%
Ansys, Inc.*                                               396           10,494
Compuware Corp.*                                         2,364           28,037
FactSet Research Systems, Inc.                             222           15,174
Fair Isaac Corp.                                           366           14,684
Jack Henry & Associates, Inc.                              624           16,068
Mentor Graphics Corp.*                                     576            7,586
Micros Systems, Inc.*                                      186           10,118
MicroStrategy, Inc. Class A*                                90            8,504
NAVTEQ Corp.*                                              378           16,005
Net 1 UEPS Technologies, Inc.*                             354            8,549
Parametric Technology Corp.*                               522           11,280
Quest Software, Inc.*                                      672           10,880
Red Hat, Inc.*                                             546           12,165
Sybase, Inc.*                                              552           13,187
THQ, Inc.*                                                 342           10,438
TIBCO Software, Inc.*                                    1,138           10,299
                                                                  -------------
Total Software                                                          203,468
                                                                  -------------
Specialty Retail--4.3%
Aaron Rents, Inc.                                          366           10,687
Advance Auto Parts, Inc.                                   976           39,557
Aeropostale, Inc.*                                         390           16,255
AnnTaylor Stores Corp.*                                    624           22,102
AutoNation, Inc.*                                        2,382           53,452
Barnes & Noble, Inc.                                       462           17,773
bebe stores, inc.                                          582            9,318
Brown Shoe Co, Inc.                                        270            6,566

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Cabela's, Inc.*                                            438    $       9,693
Charming Shoppes, Inc.*                                    952           10,310
Chico's FAS, Inc.*                                       1,330           32,372
Childrens Place Retail Stores, Inc. (The)*                 180            9,295
Circuit City Stores, Inc.                                1,078           16,256
Coldwater Creek, Inc.*                                     534           12,405
Dick's Sporting Goods, Inc.*                               246           14,310
Dress Barn, Inc.*                                          636           13,051
DSW, Inc. Class A*                                         246            8,566
Foot Locker, Inc.                                        1,424           31,043
GameStop Corp. Class A*                                    492           19,237
Group 1 Automotive, Inc.                                   240            9,682
Guess?, Inc.                                               492           23,636
Guitar Center, Inc.*                                       234           13,996
Men's Wearhouse, Inc.                                      462           23,594
OfficeMax, Inc.                                            186            7,310
O'Reilly Automotive, Inc.*                                 736           26,901
Pacific Sunwear Of California, Inc.*                       778           17,116
Payless ShoeSource Inc.*                                   384           12,115
PetSmart, Inc.                                             886           28,751
RadioShack Corp.                                           486           16,106
Rent-A-Center, Inc.*                                       754           19,777
Ross Stores, Inc.                                        1,006           30,985
Sonic Automotive, Inc. Class A                             462           13,384
Tractor Supply Co.*                                        294           15,303
United Auto Group, Inc.                                    778           16,564
Urban Outfitters, Inc.*                                    414            9,948
Williams-Sonoma, Inc.                                      940           29,685
Zale Corp.*                                                354            8,429
                                                                  -------------
Total Specialty Retail                                                  675,530
                                                                  -------------
Textiles, Apparel & Luxury Goods--1.1%
Carter's, Inc.*                                            420           10,895
Columbia Sportswear Co.                                    300           20,604
Fossil, Inc.*                                              444           13,094
Jones Apparel Group, Inc.                                  976           27,572
K-Swiss, Inc. Class A                                      360           10,199
Liz Claiborne, Inc.                                        868           32,375
Phillips-Van Heusen Corp.                                  294           17,808
Quiksilver, Inc.*                                          736           10,400
Skechers U.S.A., Inc. Class A*                             294            8,585
Timberland Co. Class A*                                    516           12,998
Wolverine World Wide, Inc.                                 414           11,472
                                                                  -------------
Total Textiles, Apparel & Luxury Goods                                  176,002
                                                                  -------------
Thrifts & Mortgage Finance--2.5%
Astoria Financial Corp.                                  1,066           26,693
Capitol Federal Financial                                  258            9,525
Corus Bankshares, Inc.                                   1,186           20,470
Downey Financial Corp.                                     396           26,128
First Niagara Financial Group, Inc.                      3,099           40,597
Fremont General Corp.                                    1,634           17,582
IndyMac Bancorp, Inc.                                    1,288           37,571
MAF Bancorp, Inc.                                          474           25,719
NewAlliance Bancshares, Inc.                               648            9,539
PMI Group, Inc. (The)                                    1,330           59,411
Radian Group, Inc.                                       1,388           74,953
Washington Federal, Inc.                                 1,030           25,039
Webster Financial Corp.                                    426           18,177
                                                                  -------------
Total Thrifts & Mortgage Finance                                        391,404
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree MidCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Trading Companies & Distributors--1.0%
Applied Industrial Technologies, Inc.                      426    $      12,567
GATX Corp.                                                 222           10,934
MSC Industrial Direct Co. Class A                          516           28,380
UAP Holding Corp.                                          420           12,659
United Rentals, Inc.*                                    1,306           42,497
Watsco, Inc.                                               258           14,035
WESCO International, Inc.*                                 492           29,741
                                                                  -------------
Total Trading Companies & Distributors                                  150,813
                                                                  -------------
Transportation Infrastructure--0.1%
Macquarie Infrastructure Co. Trust                         270           11,200
                                                                  -------------
Water Utilities--0.1%
Aqua America Inc.                                          534           12,010
                                                                  -------------
Wireless Telecommunication Services--0.1%
Leap Wireless International, Inc.*                         156           13,182
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES--99.1%
(Cost: $15,341,331) (a)                                              15,395,971


Cash and Other Assets in Excess of
Liabilities--0.9%                                                       138,705
                                                                  -------------

NET ASSETS--100.0%                                                $  15,534,676
                                                                  =============

*     Non-income producing security.

 (a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Energy                                                                      9.6%
Capital Goods                                                               9.3%
Materials                                                                   9.3%
Banks                                                                       7.2%
Insurance                                                                   6.4%
Consumer Durables & Apparel                                                 5.7%
Retailing                                                                   5.3%
Utilities                                                                   5.1%
Technology Hardware & Equipment                                             5.1%
Health Care Equipment & Services                                            4.2%
Diversified Financials                                                      4.2%
Consumer Services                                                           3.5%
Software & Services                                                         3.1%
Real Estate                                                                 2.9%
Transportation                                                              2.5%
Pharmaceuticals, Biotechnology & Life Sciences                              2.5%
Commercial Services & Supplies                                              2.3%
Automobiles & Components                                                    2.2%
Semiconductors & Semiconductor Equipment                                    2.0%
Media                                                                       2.0%
Food & Staples Retailing                                                    1.8%
Food, Beverage & Tobacco                                                    1.5%
Household & Personal Products                                               1.0%
Telecommunication Services                                                  0.4%
Other                                                                       0.9%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.5%
Aerospace & Defense--1.5%
AAR Corp.*                                                 408    $      13,468
American Science & Engineering, Inc.*                      108            6,140
Argon ST, Inc.*                                            308            7,149
Cubic Corp.                                                312            9,416
EDO Corp.                                                  240            7,889
Esterline Technologies Corp.*                              412           19,903
HEICO Corp.                                                248           10,436
Herley Industries, Inc.*                                   312            5,107
Ladish Co., Inc.*                                          236           10,148
LMI Aerospace, Inc.*                                       296            7,190
MTC Technologies, Inc.*                                    276            6,779
Orbital Sciences Corp.*                                    572           12,018
Triumph Group, Inc.                                        256           16,760
United Industrial Corp.                                    244           14,635
                                                                  -------------
Total Aerospace & Defense                                               147,038
                                                                  -------------
Air Freight & Logistics--0.8%
ABX Air, Inc.*                                           1,916           15,443
Atlas Air Worldwide Holdings, Inc.*                        240           14,146
Dynamex, Inc.*                                             204            5,208
Forward Air Corp.                                          416           14,181
Pacer International, Inc.                                  746           17,546
Park-Ohio Holdings Corp.*                                  540           14,742
                                                                  -------------
Total Air Freight & Logistics                                            81,266
                                                                  -------------
Airlines--1.0%
ExpressJet Holdings, Inc.*                               3,762           22,497
Mesa Air Group, Inc.*                                    1,332            8,805
Pinnacle Airlines Corp.*                                 1,780           33,374
Republic Airways Holdings, Inc.*                         1,492           30,362
                                                                  -------------
Total Airlines                                                           95,038
                                                                  -------------
Auto Components--1.8%
Aftermarket Technology Corp.*                              460           13,653
Amerigon, Inc.*                                            460            8,275
Drew Industries, Inc.*                                     456           15,112
Fuel Systems Solutions, Inc.*                              216            3,581
GenTek, Inc.*                                              132            4,649
Modine Manufacturing Co.                                   762           17,221
Spartan Motors, Inc.                                       450            7,659
Tenneco, Inc.*                                             750           26,280
Visteon Corp.*                                          10,066           81,535
                                                                  -------------
Total Auto Components                                                   177,965
                                                                  -------------
Automobiles--0.2%
Fleetwood Enterprises, Inc.*                               552            4,996
Winnebago Industries, Inc.                                 432           12,752
                                                                  -------------
Total Automobiles                                                        17,748
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Beverages--0.4%
Boston Beer Co., Inc. Class A*                             160    $       6,296
Central European Distribution Corp.*                       368           12,741
Coca-Cola Bottling Co. Consolidated                        100            5,030
MGP Ingredients, Inc.                                      256            4,326
National Beverage Corp.*                                   604            6,952
                                                                  -------------
Total Beverages                                                          35,345
                                                                  -------------
Biotechnology--0.3%
Enzon Pharmaceuticals, Inc.*                             1,796           14,099
Lifecell Corp.*                                            256            7,818
Martek Biosciences Corp.*                                  252            6,544
Tanox, Inc.*                                               221            4,290
                                                                  -------------
Total Biotechnology                                                      32,751
                                                                  -------------
Building Products--1.4%
AAON, Inc.                                                 180            5,733
American Woodmark Corp.                                    300           10,380
Ameron International Corp.                                 208           18,760
Apogee Enterprises, Inc.                                   468           13,020
Builders FirstSource, Inc.*                              1,628           26,145
Gibraltar Industries, Inc.                                 770           17,056
Griffon Corp.*                                             730           15,899
Insteel Industries, Inc.                                   608           10,944
Universal Forest Products, Inc.                            524           22,144
                                                                  -------------
Total Building Products                                                 140,081
                                                                  -------------
Capital Markets--1.4%
Calamos Asset Management, Inc. Class A                     384            9,811
Capital Southwest Corp.                                    168           26,173
GAMCO Investors, Inc. Class A                              340           19,057
Gladstone Capital Corp.                                    252            5,408
Hercules Technology Growth Capital, Inc.                   352            4,756
LaBranche & Co., Inc.*                                   4,011           29,601
MarketAxess Holdings, Inc.*                                356            6,404
Prospect Energy Corp.                                      296            5,171
Sanders Morris Harris Group, Inc.                           52              605
Stifel Financial Corp.*                                    104            6,125
SWS Group, Inc.                                            500           10,810
TradeStation Group, Inc.*                                  722            8,411
U.S. Global Investors, Inc., Class A                       180            4,081
                                                                  -------------
Total Capital Markets                                                   136,413
                                                                  -------------
Chemicals--2.5%
American Vanguard Corp.                                    480            6,874
Arch Chemicals, Inc.                                       436           15,321
Ferro Corp.                                                384            9,573
Flotek Industries, Inc.*                                   132            7,913
Georgia Gulf Corp. (a)                                   1,916           34,699
Innospec, Inc.                                             200           11,842
Landec Corp.*                                              384            5,146
Minerals Technologies, Inc.                                272           18,210
NewMarket Corp.                                            320           15,478
NL Industries, Inc.                                        576            5,772
Omnova Solutions, Inc.*                                    778            4,707
Pioneer Cos., Inc.*                                        762           26,190
PolyOne Corp.*                                           4,918           35,360
Schulman A., Inc.                                          448           10,900

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Sensient Technologies Corp.                                702    $      17,824
Spartech Corp.                                             468           12,425
Stepan Co.                                                 156            4,724
Symyx Technologies*                                        272            3,131
                                                                  -------------
Total Chemicals                                                         246,089
                                                                  -------------
Commercial Banks--9.5%
1st Source Corp.                                           412           10,267
AMCORE Financial, Inc.                                     444           12,872
AmericanWest Bancorp                                       216            3,938
Ameris Bancorp                                             212            4,764
Arrow Financial Corp.                                      212            4,666
BancFirst Corp.                                            292           12,503
Bancorp, Inc.*                                             188            4,204
BancTrust Financial Group, Inc.                            216            4,536
Bank of Granite Corp.                                      304            5,074
Bank of the Ozarks, Inc.                                   320            8,918
BankFinancial Corp.                                        276            4,264
Banner Corp.                                               132            4,496
BB&T Corp.                                                   7              285
Boston Private Financial Holdings, Inc.                    608           16,337
Cadence Financial Corp.                                    224            4,364
Camden National Corp.                                      152            5,949
Capital City Bank Group, Inc.                              300            9,402
Capital Corp of the West                                   333            7,979
Capitol Bancorp Ltd.                                       264            7,215
Cardinal Financial Corp.                                   476            4,698
Cascade Bancorp                                            344            7,960
Center Financial Corp.                                     348            5,888
Chemical Financial Corp.                                   424           10,969
City Holding Co.                                           408           15,639
CoBiz, Inc.                                                316            5,726
Columbia Bancorp                                           300            6,297
Columbia Banking System, Inc.                              308            9,009
Community Bancorp*                                         148            4,141
Community Bank System, Inc.                                512           10,250
Community Banks, Inc.                                      504           16,239
Community Trust Bancorp, Inc.                              304            9,819
CVB Financial Corp.                                      1,780           19,794
Enterprise Financial Services Corp.                        164            4,077
Farmers Capital Bank Corp.                                 173            5,005
Financial Institutions, Inc.                               224            4,523
First Bancorp                                              312            5,844
First Charter Corp.                                        356            6,931
First Commonwealth Financial Corp. (a)                   1,158           12,645
First Community Bancshares, Inc.                           208            6,488
First Financial Bancorp                                    300            4,497
First Financial Bankshares, Inc.                           360           13,972
First Financial Corp.                                      292            8,573
First Indiana Corp.                                        332            7,344
First Merchants Corp.                                      368            8,843
First Regional Bancorp*                                    348            8,853
First South Bancorp, Inc.                                  172            4,627
First State Bancorp                                        296            6,302
FNB Corp./PA                                               926           15,501
FNB Corp./VA                                               196            7,036
GB&T Bancshares, Inc.                                      228            3,808
Great Southern Bancorp, Inc.                               292            7,899
Green County Bancshares, Inc.                              168            5,252
Hanmi Financial Corp.                                      958           16,343
Harleysville National Corp.                                576            9,285
Heartland Financial USA, Inc.                              276            6,707
Heritage Commerce Corp.                                    208            4,925
Horizon Financial Corp.                                    232            5,055

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

IBERIABANK Corp.                                           168    $       8,308
Independent Bank Corp./MA                                  296            8,744
Independent Bank Corp./MI                                  552            9,500
Integra Bank Corp.                                         328            7,042
Intervest Bancshares Corp.*                                356           10,025
Irwin Financial Corp.                                      468            7,006
Lakeland Bancorp, Inc.                                     424            5,639
Lakeland Financial Corp.                                   240            5,105
Macatawa Bank Corp.                                        365            5,807
MainSource Financial Group, Inc.                           356            5,977
Mercantile Bankshares Corp.                                168            4,553
Midwest Banc Holdings, Inc.                                296            4,292
Nara Bancorp, Inc.                                         508            8,092
National Penn Bancshares, Inc.                           1,018           16,980
NBT Bancorp, Inc.                                          710           16,018
Old Second Bancorp, Inc.                                   268            7,815
Omega Financial Corp.                                      224            6,023
Oriental Financial Group                                   380            4,146
Peoples Bancorp, Inc.                                      244            6,605
Pinnacle Financial Partners, Inc.*                         148            4,345
Preferred Bank                                             188            7,520
PrivateBancorp, Inc.                                       304            8,755
Prosperity Bancshares, Inc.                                678           22,212
Renasant Corp.                                             364            8,277
Republic Bancorp, Inc. Class A                             382            6,337
S&T Bancorp, Inc.                                          520           17,108
Sandy Spring Bancorp, Inc.                                 272            8,552
Santander BanCorp                                          898           13,344
SCBT Financial Corp.                                       155            5,642
Seacoast Banking Corp. of Florida                          316            6,873
Security Bank Corp.                                        308            6,191
Shore Bancshares, Inc.                                     195            5,031
Sierra Bancorp                                             196            5,527
Signature Bank*                                            300           10,230
Simmons First National Corp. Class A                       284            7,836
Smithtown Bancorp, Inc.                                    198            5,023
Southside Bancshares, Inc.                                 210            4,561
Southwest Bancorp, Inc.                                    284            6,827
Sterling Bancorp                                           368            5,899
Sterling Bancshares, Inc.                                1,154           13,052
Suffolk Bancorp                                            196            6,256
Sun Bancorp, Inc.*                                         289            4,875
Superior Bancorp                                           436            4,460
SY Bancorp, Inc.                                           244            5,797
Taylor Capital Group, Inc.                                 513           14,123
Temecula Valley Bancorp, Inc.*                             336            5,944
Texas Capital Bancshares, Inc.*                            468           10,460
Tompkins Trustco, Inc.                                     168            6,283
Trico Bancshares                                           332            7,424
Union Bankshares Corp.                                     256            5,939
Univest Corp. of Pennsylvania                              268            6,035
USB Holding Co., Inc.                                      428            8,158
Vineyard National Bancorp                                  285            6,546
Virginia Commerce Bancorp*                                 387            6,544
Virginia Financial Group, Inc.                             224            4,973
W Holding Co., Inc.                                      3,906           10,312
Washington Trust Bancorp, Inc.                             284            7,160
Wells Fargo & Co.                                          146            5,135
WesBanco, Inc.                                             360           10,620

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

West Bancorp Inc.                                          460    $       7,346
West Coast Bancorp                                         276            8,388
Western Alliance Bancorp*                                  352           10,507
Wilshire Bancorp, Inc.                                     564            6,870
Yardville National Bancorp                                 156            5,327
                                                                  -------------
Total Commercial Banks                                                  951,098
                                                                  -------------
Commercial Services & Supplies--5.7%
ABM Industries, Inc.                                       516           13,318
Advisory Board Co. (The)*                                  136            7,556
American Ecology Corp.                                     256            5,484
Amrep Corp.*                                                96            4,565
Barrett Business Services                                  212            5,476
Bowne & Co., Inc.                                          316            6,165
CBIZ, Inc.*                                              1,202            8,835
CDI Corp.                                                  260            8,372
Clean Harbors, Inc.*                                       300           14,826
Comfort Systems USA, Inc.                                  806           11,429
COMSYS IT Partners, Inc.*                                  432            9,854
Consolidated Graphics, Inc.*                               228           15,796
CoStar Group, Inc.*                                        104            5,500
CRA International, Inc.*                                   164            7,905
Diamond Management & Technology
 Consultants, Inc.                                         392            5,174
Ennis, Inc.                                                588           13,830
First Advantage Corp. Class A*                             810           18,638
First Consulting Group, Inc.*                              380            3,610
FTI Consulting, Inc.*                                      492           18,711
G&K Services, Inc. Class A                                 348           13,749
Geo Group, Inc. (The)*                                     336            9,778
Healthcare Services Group, Inc.                            282            8,319
Heidrick & Struggles International, Inc.*                  260           13,322
Huron Consulting Group, Inc.*                              168           12,266
ICT Group, Inc.*                                           180            3,368
Interface, Inc. Class A                                    620           11,693
Kelly Services, Inc. Class A                               572           15,707
Kenexa Corp.*                                              136            5,129
Kforce, Inc.*                                              778           12,432
Knoll, Inc.                                                782           17,517
Korn/Ferry International*                                  786           20,640
Labor Ready, Inc.*                                       1,555           35,936
Layne Christensen Co.*                                     176            7,207
LECG Corp.*                                                439            6,633
M&F Worldwide Corp.*                                       588           39,148
McGrath Rentcorp                                           432           14,554
Mobile Mini, Inc.*                                         440           12,848
Navigant Consulting, Inc.*                                 914           16,964
On Assignment, Inc.*                                       376            4,031
PeopleSupport, Inc.*                                       436            4,949
Pike Electric Corp.*                                       368            8,236
Schawk, Inc.                                               496            9,930
School Specialty, Inc.*                                    136            4,820
Spherion Corp.*                                            926            8,695
Standard Parking Corp.*                                    240            8,431
Standard Register Co. (The)                                368            4,195
Tetra Tech, Inc.*                                          658           14,180
UTEK Corp.                                                 672            9,610
Viad Corp.                                                 432           18,217
Volt Information Sciences, Inc.*                           272            5,016
Waste Industries USA, Inc.                                 192            6,555
                                                                  -------------
Total Commercial Services & Supplies                                    569,119
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Communications Equipment--1.6%
Bel Fuse, Inc. Class B                                     192    $       6,534
Black Box Corp.                                            144            5,959
Comtech Group, Inc.*                                       332            5,481
Comtech Telecommunications Corp.*                          380           17,640
Dycom Industries, Inc.*                                    452           13,551
EFJ, Inc.*                                                 782            4,215
Extreme Networks*                                        1,106            4,479
Inter-Tel, Inc.                                            368            8,806
Ixia*                                                      484            4,482
Mastec, Inc.*                                              966           15,282
Netgear, Inc.*                                             404           14,645
Oplink Communications, Inc.*                               288            4,320
Packeteer, Inc.*                                           376            2,937
Plantronics, Inc.                                          990           25,958
Sirenza Microdevices, Inc.*                                652            7,739
Sycamore Networks, Inc.*                                 2,014            8,096
Symmetricom, Inc.*                                         560            4,704
Viasat, Inc.*                                              148            4,751
                                                                  -------------
Total Communications Equipment                                          159,579
                                                                  -------------
Computers & Peripherals--0.3%
Adaptec, Inc.*                                           1,336            5,090
Hutchinson Technology, Inc.*                               244            4,590
Intevac, Inc.*                                             508           10,799
Rackable Systems, Inc.*                                    296            3,659
STEC, Inc.*                                                564            3,627
Synaptics, Inc.*                                           192            6,872
                                                                  -------------
Total Computers & Peripherals                                            34,637
                                                                  -------------
Construction & Engineering--0.4%
Infrasource Services, Inc.*                                348           12,911
Insituform Technologies, Inc. Class A*                     220            4,798
Perini Corp.*                                              352           21,658
Sterling Construction Co., Inc.*                           244            5,161
                                                                  -------------
Total Construction & Engineering                                         44,528
                                                                  -------------
Construction Materials--0.4%
Headwaters, Inc.*                                        1,524           26,319
U.S. Concrete, Inc.*                                     1,066            9,264
                                                                  -------------
Total Construction Materials                                             35,583
                                                                  -------------
Consumer Finance--0.6%
Credit Acceptance Corp.*                                   742           19,908
Dollar Financial Corp.*                                    168            4,788
Ezcorp, Inc. Class A*                                      604            7,997
First Cash Financial Services, Inc.*                       396            9,282
United PanAm Financial Corp.*                              576            8,214
World Acceptance Corp.*                                    308           13,161
                                                                  -------------
Total Consumer Finance                                                   63,350
                                                                  -------------
Containers & Packaging--0.3%
AEP Industries, Inc.*                                      156            7,022
Myers Industries, Inc.                                     616           13,619
Rock-Tenn Co. Class A                                      340           10,785
                                                                  -------------
Total Containers & Packaging                                             31,426
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Distributors--0.5%
Building Materials Holding Corp.                         1,836    $      26,053
Core-Mark Holding Co., Inc.*                               204            7,340
DXP Enterprises, Inc.*                                     148            6,327
Keystone Automotive Industries, Inc.*                      252           10,425
Source Interlink Cos., Inc.*                               690            3,436
                                                                  -------------
Total Distributors                                                       53,581
                                                                  -------------
Diversified Consumer Services--1.1%
Bright Horizons Family Solutions, Inc.*                    348           13,540
Coinstar, Inc.*                                            196            6,170
Corinthian Colleges, Inc.*                                 826           13,456
CPI Corp.                                                  108            7,506
Home Solutions of America, Inc.*                           842            5,035
Lincoln Educational Services Corp.*                        436            6,479
Pre-Paid Legal Services, Inc.                              392           25,209
Stewart Enterprises, Inc. Class A                        1,286           10,018
Universal Technical Institute, Inc.*                       412           10,461
Vertrue, Inc.*                                             260           12,683
                                                                  -------------
Total Diversified Consumer Services                                     110,557
                                                                  -------------
Diversified Financial Services--0.9%
Asset Acceptance Capital Corp.*                            934           16,532
Asta Funding, Inc.                                         508           19,522
Encore Capital Group, Inc.*                                720            8,986
Financial Federal Corp.                                    484           14,433
Marlin Business Services Corp.*                            345            7,352
Portfolio Recovery Associates, Inc.*                       304           18,246
Resource America, Inc. Class A                             184            3,792
                                                                  -------------
Total Diversified Financial Services                                     88,863
                                                                  -------------
Diversified Telecommunication
 Services--1.3%
Alaska Communications Systems Group, Inc.                  296            4,689
Atlantic Tele-Network, Inc.                                220            6,301
Cincinnati Bell, Inc.*                                   4,590           26,530
Consolidated Communications Holdings, Inc.                 220            4,972
CT Communications, Inc.                                  1,018           31,059
Fairpoint Communications, Inc.                             432            7,668
General Communication, Inc. Class A*                       508            6,507
Iowa Telecommunications Services, Inc.                     706           16,047
North Pittsburgh Systems, Inc.                             284            6,035
Premiere Global Services, Inc.*                          1,298           16,900
Shenandoah Telecom Co.                                     108            5,490
SureWest Communications                                     74            2,016
                                                                  -------------
Total Diversified Telecommunication
 Services                                                               134,214
                                                                  -------------
Electric Utilities--0.7%
Central Vermont Public Service Corp.                       192            7,235
Empire District Electric Co. (The)                         468           10,469
MGE Energy, Inc.                                           392           12,807
Otter Tail Corp.                                           536           17,190
UIL Holdings Corp.                                         523           17,310
                                                                  -------------
Total Electric Utilities                                                 65,011
                                                                  -------------
Electrical Equipment--2.3%
A.O. Smith Corp.                                           731           29,160
AZZ, Inc.*                                                 172            5,788
Baldor Electric Co.                                        484           23,852
Encore Wire Corp.                                        2,895           85,228
EnerSys, Inc.*                                             858           15,701

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

II-VI, Inc.*                                               360    $       9,781
Lamson & Sessions Co. (The)*                               792           21,043
LSI Industries Inc.                                        292            5,227
Powell Industries, Inc.*                                   152            4,828
Power-One, Inc.*                                           750            2,985
Superior Essex, Inc.*                                      468           17,480
Vicor Corp.                                                452            5,980
                                                                  -------------
Total Electrical Equipment                                              227,053
                                                                  -------------
Electronic Equipment & Instruments--3.6%
Aeroflex, Inc.*                                            870           12,328
Agilysys, Inc.                                             620           13,950
Brightpoint, Inc.*                                         946           13,045
Checkpoint Systems, Inc.*                                  452           11,413
Cogent, Inc.*                                              958           14,073
Cognex Corp.                                               652           14,677
Coherent, Inc.*                                            292            8,909
Color Kinetics, Inc.*                                      252            8,419
CTS Corp.                                                  352            4,456
DTS, Inc.*                                                 200            4,354
Electro Scientific Industries, Inc.*                       268            5,574
Excel Technology, Inc.*                                    188            5,253
Gerber Scientific, Inc.*                                   408            4,741
Insight Enterprises, Inc.*                                 958           21,622
Keithley Instruments, Inc.                                 344            4,317
Littelfuse, Inc.*                                          244            8,240
LoJack Corp.*                                              372            8,292
Measurement Specialties, Inc.*                             216            5,115
Methode Electronics, Inc.                                  480            7,512
MTS Systems Corp.                                          328           14,652
Multi-Fineline Electronix, Inc.*                           620           10,639
Newport Corp.*                                             480            7,430
OYO Geospace Corp.*                                         72            5,342
Park Electrochemical Corp.                                 380           10,708
Plexus Corp.*                                            1,890           43,452
Rofin-Sinar Technologies, Inc.*                            280           19,320
Scansource, Inc.*                                          560           17,914
SYNNEX Corp.*                                              706           14,551
Technitrol, Inc.                                           628           18,005
TTM Technologies, Inc.*                                  1,364           17,732
Zygo Corp.*                                                424            6,059
                                                                  -------------
Total Electronic Equipment & Instruments                                362,094
                                                                  -------------
Energy Equipment & Services--3.1%
Allis-Chalmers Energy, Inc.*                               352            8,092
Bolt Technology Corp.*                                     117            5,153
Bristow Group, Inc.*                                       608           30,125
Bronco Drilling Co., Inc.*                                 970           15,918
CARBO Ceramics, Inc.                                       416           18,225
Dawson Geophysical Co.*                                    132            8,113
Gulf Island Fabrication, Inc.                              172            5,968
Gulfmark Offshore, Inc.*                                   516           26,430
Horizon Offshore, Inc.*                                    308            5,914
Hornbeck Offshore Services, Inc.*                          632           24,496
Input/Output, Inc.*                                        702           10,958
Lufkin Industries, Inc.                                    336           21,689
Matrix Service Co.*                                        264            6,560
Metretek Technologies, Inc.*                               400            6,176
NATCO Group, Inc. Class A*                                 288           13,260
Natural Gas Services Group, Inc.*                          360            6,437
Newpark Resources*                                         790            6,123
Parker Drilling Co.*                                     3,326           35,055
PHI, Inc.*                                                 164            4,886

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Pioneer Drilling Co.*                                    1,824    $      27,196
Superior Well Services, Inc.*                              336            8,538
Trico Marine Services, Inc.*                               460           18,805
                                                                  -------------
Total Energy Equipment & Services                                       314,117
                                                                  -------------
Food & Staples Retailing--1.3%
Andersons, Inc. (The)                                      280           12,692
Ingles Markets, Inc. Class A                               508           17,501
Nash Finch Co.                                             168            8,316
Pantry, Inc. (The)*                                        608           28,029
Performance Food Group Co.*                                572           18,584
Pricesmart, Inc.                                           324            8,013
Spartan Stores, Inc.                                       332           10,926
Weis Markets, Inc.                                         488           19,769
Wild Oats Markets Inc.*                                    320            5,363
                                                                  -------------
Total Food & Staples Retailing                                          129,193
                                                                  -------------
Food Products--0.7%
Darling International, Inc.*                               854            7,806
Green Mountain Coffee Roasters, Inc.*                       80            6,299
Imperial Sugar Co.                                         615           18,935
J&J Snack Foods Corp.                                      232            8,756
Lance, Inc.                                                248            5,843
Maui Land & Pineapple Co., Inc.*                           146            5,363
Reddy Ice Holdings, Inc.                                   236            6,731
Smithfield Foods, Inc.*                                    242            7,451
TreeHouse Foods, Inc.*                                     156            4,151
                                                                  -------------
Total Food Products                                                      71,335
                                                                  -------------
Gas Utilities--0.4%
Cascade Natural Gas Corp.                                  188            4,965
EnergySouth, Inc.                                          124            6,324
Laclede Group, Inc. (The)                                  436           13,900
South Jersey Industries, Inc.                              472           16,699
                                                                  -------------
Total Gas Utilities                                                      41,888
                                                                  -------------
Health Care Equipment & Supplies--2.0%
Abaxis, Inc.*                                              232            4,840
Analogic Corp.                                              84            6,175
Angiodynamics, Inc.*                                       196            3,530
Arthrocare Corp.*                                          232           10,187
Biosite, Inc.*                                             268           24,529
Conmed Corp.*                                              204            5,973
Cutera, Inc.*                                              148            3,688
Datascope Corp.                                            220            8,422
DJO, Inc.*                                                 136            5,613
Greatbatch, Inc.*                                          184            5,962
ICU Medical, Inc.*                                         188            8,073
I-Flow Corp.*                                              316            5,290
Invacare Corp.                                             244            4,473
Medical Action Industries, Inc.*                           204            3,684
Meridian Bioscience, Inc.                                  360            7,798
Merit Medical Systems, Inc.*                               300            3,588
Nutraceutical International Corp.*                         327            5,418
OraSure Technologies, Inc.*                              1,002            8,196
Palomar Medical Technologies, Inc.*                        232            8,053
PolyMedica Corp.                                           228            9,314
Quidel Corp.*                                              356            6,251
SonoSite, Inc.*                                            144            4,526
SurModics, Inc.*                                           252           12,599
Symmetry Medical, Inc.*                                    604            9,670

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Thoratec Corp.*                                            276    $       5,076
Vital Signs, Inc.                                          196           10,887
Wright Medical Group, Inc.*                                224            5,403
Zoll Medical Corp.*                                         76            1,696
                                                                  -------------
Total Health Care Equipment & Supplies                                  198,914
                                                                  -------------
Health Care Providers & Services--3.2%
Air Methods Corp.*                                         200            7,334
Alliance Imaging, Inc.*                                    962            9,033
Amedisys, Inc.*                                            336           12,207
AMN Healthcare Services, Inc.*                             368            8,096
Amsurg Corp.*                                              528           12,746
Apria Healthcare Group, Inc.*                              834           23,994
Bio-Reference Labs, Inc.*                                  204            5,579
Centene Corp.*                                             208            4,455
Chemed Corp.                                               444           29,433
Corvel Corp.*                                              136            3,555
Cross Country Healthcare, Inc.*                            248            4,137
Genesis HealthCare Corp.*                                  252           17,242
Gentiva Health Services, Inc.*                             272            5,456
HealthExtras, Inc.*                                        360           10,649
HMS Holdings Corp.*                                        232            4,440
inVentiv Health, Inc.*                                     709           25,956
Kindred Healthcare, Inc.*                                  802           24,637
Landauer, Inc.                                             128            6,304
LCA-Vision, Inc.                                           356           16,825
LHC Group, Inc.*                                           240            6,288
Matria Healthcare, Inc.*                                   192            5,814
Medcath Corp.*                                             160            5,088
Molina Healthcare, Inc.*                                   444           13,551
MWI Veterinary Supply, Inc.*                               144            5,744
National Healthcare Corp.                                  196           10,114
Odyssey HealthCare, Inc.*                                  380            4,507
Option Care, Inc.                                          504            7,762
Radiation Therapy Services, Inc.*                          284            7,481
Res-Care, Inc.*                                            432            9,132
Sun Healthcare Group, Inc.*                                364            5,274
Symbion, Inc.*                                             232            5,037
                                                                  -------------
Total Health Care Providers & Services                                  317,870
                                                                  -------------
Health Care Technology--0.2%
Computer Programs & Systems, Inc.                          155            4,802
Eclipsys Corp.*                                            248            4,910
Omnicell, Inc.*                                            236            4,904
Trizetto Group*                                            372            7,202
                                                                  -------------
Total Health Care Technology                                             21,818
                                                                  -------------
Hotels, Restaurants & Leisure--2.5%
AFC Enterprises, Inc.*                                     280            4,841
Ambassadors Group, Inc.                                    312           11,085
Ambassadors International, Inc.                            112            3,725
BJ's Restaurants, Inc.*                                    244            4,817
Bluegreen Corp.*                                           970           11,339
Buffalo Wild Wings, Inc.*                                  208            8,651
California Pizza Kitchen, Inc.*                            306            6,573
Churchill Downs, Inc.                                      116            6,076
Denny's Corp.*                                           1,748            7,779
Dover Downs Gaming & Entertainment, Inc.                   712           10,687
IHOP Corp.                                                 272           14,806
Interstate Hotels & Resorts, Inc.*                       2,901           15,144
Isle of Capri Casinos, Inc.*                               176            4,217
Landry's Restaurants, Inc.                                 344           10,409

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Luby's, Inc.*                                              724    $       6,994
Marcus Corp.                                               404            9,599
McCormick & Schmick's Seafood
 Restaurants, Inc.*                                        192            4,980
Monarch Casino & Resort, Inc.*                             292            7,840
O'Charleys, Inc.                                           224            4,516
Papa John's International, Inc.*                           640           18,407
Peet's Coffee & Tea, Inc.*                                 188            4,630
PF Chang's China Bistro, Inc.*                             292           10,278
Rare Hospitality International, Inc.*                      456           12,207
Red Robin Gourmet Burgers, Inc.*                           236            9,527
Ruth's Chris Steak House*                                  268            4,553
Shuffle Master, Inc.*                                      192            3,187
Steak N Shake Co. (The)*                                   624           10,415
Texas Roadhouse, Inc. Class A*                             738            9,439
WMS Industries, Inc.*                                      456           13,160
                                                                  -------------
Total Hotels, Restaurants & Leisure                                     249,881
                                                                  -------------
Household Durables--3.8%
Avatar Holdings, Inc.*                                     412           31,699
Blyth, Inc.                                                822           21,849
Brookfield Homes Corp.                                   2,243           65,250
California Coastal Communities, Inc.*                      412            6,979
Cavco Industries, Inc.*                                    143            5,365
Champion Enterprises, Inc.*                              5,254           51,648
CSS Industries, Inc.                                       200            7,922
Furniture Brands International, Inc.                     1,532           21,754
Hooker Furniture Corp.                                     300            6,732
Kimball International, Inc. Class B                        324            4,539
La-Z-Boy, Inc.                                             388            4,446
Levitt Corp. Class A                                       352            3,319
Lifetime Brands, Inc.                                      252            5,153
M/I Homes, Inc.                                            786           20,908
National Presto Industries, Inc.                           144            8,977
Orleans Homebuilders, Inc. (a)                           1,198           10,123
Palm Harbor Homes, Inc.*                                   392            5,547
Skyline Corp.                                              132            3,961
Stanley Furniture Co., Inc.                                288            5,916
Tarragon Corp.                                           1,990           16,835
TOUSA, Inc.                                              7,414           31,065
Universal Electronics, Inc.*                               232            8,426
WCI Communities, Inc.*                                   2,134           35,595
                                                                  -------------
Total Household Durables                                                384,008
                                                                  -------------
Household Products--0.1%
WD-40 Co.                                                  272            8,941
                                                                  -------------
Total Household Products

Industrial Conglomerates--0.3%
Raven Industries, Inc.                                     296           10,570
Standex International Corp.                                324            9,215
Tredegar Corp.                                             348            7,412
                                                                  -------------
Total Industrial Conglomerates                                           27,197
                                                                  -------------
Insurance--5.7%
21st Century Holding Co.                                   340            3,652
Affirmative Insurance Holdings, Inc.                       296            4,514
American Equity Investment Life
 Holding Co.                                             1,732           20,923
American Physicians Capital, Inc.*                         320           12,960
Argonaut Group, Inc.*                                      862           26,903
Baldwin & Lyons, Inc. Class B                              432           11,223
Bristol West Holdings, Inc.                                850           19,015

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

CNA Surety Corp.*                                        1,206    $      22,805
Crawford & Co. Class B                                   1,054            7,125
Donegal Group Inc. Class A                                 624            9,298
EMC Insurance Group, Inc.                                  648           16,083
First Acceptance Corp.*                                    710            7,214
Fpic Insurance Group, Inc.*                                276           11,253
Great American Financial Resources, Inc.                   734           17,755
Harleysville Group, Inc.                                   694           23,152
Horace Mann Educators Corp.                              1,352           28,716
Infinity Property & Casualty Corp.                         644           32,670
James River Group, Inc.                                    380           12,627
LandAmerica Financial Group, Inc.                          608           58,667
Meadowbrook Insurance Group, Inc.*                         706            7,738
Midland Co. (The)                                          476           22,343
National Interstate Corp.                                  412           10,745
National Western Life Insurance Co.
 Class A*                                                  103           26,051
Navigators Group, Inc.*                                    460           24,794
NYMAGIC, Inc.                                              272           10,934
PMA Capital Corp. Class A*                                 532            5,687
Presidential Life Corp.                                    666           13,094
Procentury Corp.                                           248            4,156
Safety Insurance Group, Inc.                               832           34,445
SCPIE Holdings, Inc.*                                      221            5,525
SeaBright Insurance Holdings, Inc.*                        676           11,816
Stewart Information Services Corp.                         316           12,586
Tower Group, Inc.                                          336           10,718
Universal American Financial Corp.*                        870           18,514
                                                                  -------------
Total Insurance                                                         565,701
                                                                  -------------
Internet & Catalog Retail--0.5%
1-800-FLOWERS.COM, Inc. Class A*                           658            6,205
Blue Nile, Inc.*                                           124            7,490
FTD Group, Inc.                                            604           11,120
Gaiam, Inc. Class A*                                       396            7,219
Stamps.com, Inc.*                                          344            4,740
Systemax, Inc.*                                            846           17,605
                                                                  -------------
Total Internet & Catalog Retail                                          54,379
                                                                  -------------
Internet Software & Services--1.4%
Bankrate, Inc.*                                            116            5,559
CMGI, Inc.*                                              3,626            7,071
CyberSource Corp.*                                         404            4,872
Earthlink, Inc.*                                         2,628           19,631
eCollege.com, Inc.*                                        288            6,408
Imergent, Inc. (a)                                       1,765           43,173
Knot, Inc. (The)*                                          204            4,119
Openwave Systems, Inc.*                                    564            3,531
Perficient, Inc.*                                          252            5,216
Sohu.com, Inc.*                                            364           11,644
Travelzoo, Inc.*                                           144            3,829
United Online, Inc.                                      1,054           17,380
Vignette Corp.*                                            264            5,058
                                                                  -------------
Total Internet Software & Services                                      137,491
                                                                  -------------
IT Services--1.0%
Authorize.Net Holdings, Inc.*                              308            5,510
Ciber, Inc.*                                               998            8,164
Covansys Corp.*                                            532           18,051
Forrester Research, Inc.*                                  180            5,063
Gevity HR, Inc.                                            500            9,665
Heartland Payment Systems, Inc.                            296            8,682
Infocrossing, Inc.*                                        288            5,319

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

infoUSA, Inc.                                              766    $       7,829
MAXIMUS, Inc.                                              164            7,114
Ness Technologies, Inc.*                                   448            5,828
Sapient Corp.*                                             810            6,261
SYKES Enterprises, Inc.*                                   632           12,002
                                                                  -------------
Total IT Services                                                        99,488
                                                                  -------------
Leisure Equipment & Products--1.1%
Arctic Cat, Inc.                                           440            8,712
Callaway Golf Co.                                          336            5,984
Cybex International, Inc.                                1,777           12,439
Jakks Pacific, Inc.*                                       842           23,693
K2, Inc.*                                                  842           12,790
Marine Products Corp.                                      888            7,308
MarineMax, Inc.*                                           580           11,612
Nautilus, Inc.                                             388            4,672
RC2 Corp.*                                                 396           15,844
Smith & Wesson Holding Corp.*                              380            6,365
                                                                  -------------
Total Leisure Equipment & Products                                      109,419
                                                                  -------------
Life Sciences Tools & Services--0.4%
Bruker BioSciences Corp.*                                  616            5,550
Kendle International, Inc.*                                184            6,766
Parexel International Corp.*                               308           12,954
PharmaNet Development Group, Inc.*                         232            7,396
PRA International*                                         356            9,007
                                                                  -------------
Total Life Sciences Tools & Services                                     41,673
                                                                  -------------
Machinery--5.0%
Accuride Corp.*                                          2,153           33,178
Albany International Corp. Class A                         730           29,521
Ampco-Pittsburgh Corp.                                     224            8,980
Astec Industries, Inc.*                                    336           14,186
ASV, Inc.*                                                 496            8,571
Badger Meter, Inc.                                         164            4,635
Barnes Group, Inc.                                         914           28,956
Blount International, Inc.*                              2,374           31,052
Cascade Corp.                                              260           20,394
CIRCOR International, Inc.                                 204            8,248
Columbus McKinnon Corp.*                                   882           28,400
Commercial Vehicle Group, Inc.*                          1,006           18,742
Dynamic Materials Corp.                                    184            6,900
EnPro Industries, Inc.*                                    572           24,476
Federal Signal Corp.                                       790           12,529
Flow International Corp.*                                  436            5,494
Freightcar America, Inc.                                   690           33,010
Gehl Co.*                                                  360           10,930
Gorman-Rupp Co. (The)                                      212            6,754
Greenbrier Cos., Inc.                                      372           11,242
Hurco Cos., Inc.                                           196            9,796
Kadant, Inc.*                                              192            5,990
Kaydon Corp.                                               552           28,770
LB Foster Co. Class A*                                     188            5,392
Lindsay Corp.                                              144            6,378
Middleby Corp.*                                            248           14,835
Miller Industries, Inc.*                                   332            8,333
RBC Bearings, Inc.*                                        272           11,220
Robbins & Myers, Inc.                                      120            6,376
Sun Hydraulics Corp.                                       228           11,229
Tennant Co.                                                300           10,950

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Titan International, Inc.                                  228    $       7,207
Twin Disc, Inc.                                            152           10,930
Wabash National Corp.                                      734           10,738
Xerium Technologies, Inc.                                1,290            9,830
                                                                  -------------
Total Machinery                                                         504,172
                                                                  -------------
Media--1.4%
Citadel Broadcasting Corp.                               1,692           10,913
Courier Corp.                                              236            9,440
Entercom Communications Corp. Class A                      504           12,545
Fisher Communications, Inc.*                               116            5,892
Harris Interactive, Inc.*                                  962            5,147
Journal Communications, Inc. Class A                       632            8,222
Journal Register Co.                                     1,198            5,367
Media General, Inc. Class A                                484           16,103
Playboy Enterprises, Inc. Class B*                         440            4,985
Radio One, Inc. Class D*                                 1,222            8,627
Salem Communications Holding Corp.
 Class A*                                                  396            4,392
Sinclair Broadcast Group, Inc. Class A                   1,174           16,694
Valassis Communications, Inc.*                           1,074           18,461
Westwood One, Inc.                                       1,924           13,834
                                                                  -------------
Total Media                                                             140,622
                                                                  -------------
Metals & Mining--1.8%
A.M. Castle & Co.                                          588           21,115
AMCOL International Corp.                                  520           14,201
Brush Engineered Materials, Inc.*                          192            8,062
Compass Minerals International, Inc.                       372           12,894
Great Northern Iron Ore Properties                          47            5,480
Hecla Mining Co.*                                          678            5,790
Mesabi Trust                                               264            5,478
Metal Management, Inc.                                     802           35,344
NN, Inc.                                                   588            6,938
Northwest Pipe Co.*                                        136            4,838
Olympic Steel, Inc.                                        492           14,101
Royal Gold, Inc.                                           148            3,518
Ryerson, Inc.                                              978           36,821
Universal Stainless & Alloy*                               160            5,637
                                                                  -------------
Total Metals & Mining                                                   180,217
                                                                  -------------
Multiline Retail--0.2%
99 Cents Only Stores*                                      320            4,195
Fred's, Inc.                                               702            9,393
Tuesday Morning Corp.                                      842           10,407
                                                                  -------------
Total Multiline Retail                                                   23,995
                                                                  -------------
Multi-Utilities--0.2%
CH Energy Group, Inc.                                      356           16,009
                                                                  -------------
Oil, Gas & Consumable Fuels--3.0%
Adams Resources & Energy, Inc.                             176            5,252
Alpha Natural Resources, Inc.*                           1,612           33,513
Arena Resources, Inc.*                                     152            8,833
Atlas America, Inc.                                        300           16,119
Bois d'Arc Energy, Inc.*                                 1,202           20,470
Brigham Exploration Co.*                                 1,058            6,210
Callon Petroleum Co.*                                      842           11,931
Carrizo Oil & Gas, Inc.*                                   280           11,612
Clayton Williams Energy, Inc.*                             232            6,141
Enbridge Energy Management LLC.*                           219           12,185
GMX Resources, Inc.*                                       136            4,706

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Goodrich Petroleum Corp.*                                  216    $       7,480
Gulfport Energy Corp.*                                     448            8,951
Markwest Hydrocarbon, Inc.                                  92            5,284
NGP Capital Resources Co.                                  312            5,217
Parallel Petroleum Corp.*                                  400            8,760
Petroleum Development Corp.*                               412           19,562
Petroquest Energy, Inc.*                                   758           11,021
Stone Energy Corp.*                                        524           17,952
Toreador Resources Corp.*                                  196            2,940
TXCO Resources, Inc.*                                      416            4,276
USEC, Inc.*                                              2,286           50,246
Vaalco Energy, Inc.*                                     2,132           10,298
Westmoreland Coal Co.*                                     232            6,345
                                                                  -------------
Total Oil, Gas & Consumable Fuels                                       295,304
                                                                  -------------
Paper & Forest Products--0.2%
Deltic Timber Corp.                                         96            5,263
Mercer International, Inc.*                                648            6,610
Wausau Paper Corp.                                         336            4,502
                                                                  -------------
Total Paper & Forest Products                                            16,375
                                                                  -------------
Personal Products--0.8%
American Oriental Bioengineering, Inc.*                    608            5,411
Chattem, Inc.*                                             156            9,887
Elizabeth Arden, Inc.*                                     516           12,518
Inter Parfums, Inc.                                        268            7,134
Mannatech, Inc.                                            883           14,031
Playtex Products, Inc.*                                    348            5,154
Prestige Brands Holdings, Inc.*                            862           11,189
USANA Health Sciences, Inc.*                               220            9,843
                                                                  -------------
Total Personal Products                                                  75,167
                                                                  -------------
Pharmaceuticals--0.7%
Bradley Pharmaceuticals, Inc.*                             228            4,950
Noven Pharmaceuticals, Inc.*                               180            4,221
Pain Therapeutics, Inc.*                                   580            5,052
Salix Pharmaceuticals Ltd.*                                348            4,280
Sciele Pharma, Inc.*                                       624           14,701
Viropharma, Inc.*                                        2,864           39,524
                                                                  -------------
Total Pharmaceuticals                                                    72,728
                                                                  -------------
Real Estate Investment Trusts--1.7%
Acadia Realty Trust                                        220            5,709
Agree Realty Corp.                                         148            4,625
American Campus Communities, Inc.                          152            4,300
American Land Lease, Inc.                                  195            4,875
Ashford Hospitality Trust, Inc.                            384            4,516
Cedar Shopping Centers, Inc.                               296            4,248
Equity Inns, Inc.                                          296            6,630
Feldman Mall Properties, Inc.                              909           10,363
First Potomac Realty Trust                                 156            3,633
Getty Realty Corp.                                         444           11,668
Glimcher Realty Trust                                      168            4,200
Highland Hospitality Corp.                                 316            6,067
Investors Real Estate Trust                                770            7,954
Kite Realty Group Trust                                    272            5,173
LTC Properties, Inc.                                       324            7,371
Medical Properties Trust, Inc.                             694            9,182
National Health Investors, Inc.                            512           16,240
Omega Healthcare Investors, Inc.                           698           11,049
Parkway Properties, Inc.                                    88            4,227

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Ramco-Gershenson Properties Trust                          136    $       4,886
Saul Centers, Inc.                                         136            6,168
Universal Health Realty Income Trust                       276            9,191
Urstadt Biddle Properties, Inc. Class A                    260            4,423
Winthrop Realty Trust                                    1,512           10,448
                                                                  -------------
Total Real Estate Investment Trusts                                     167,146
                                                                  -------------
Real Estate Management &
 Development--0.0%
Consolidated-Tomoka Land Co.                                64            4,435
                                                                  -------------
Road & Rail--1.5%
Arkansas Best Corp.                                        842           32,812
Celadon Group, Inc.*                                       424            6,742
Dollar Thrifty Automotive Group, Inc.*                     356           14,539
Genesee & Wyoming, Inc. Class A*                           176            5,252
Marten Transport Ltd.*                                     456            8,213
Old Dominion Freight Line, Inc.*                           894           26,954
P.A.M. Transportation Services, Inc.*                      352            6,435
Patriot Transportation Holding Inc.*                        60            5,202
Quality Distribution, Inc.*                              1,482           16,643
Saia, Inc.*                                                348            9,486
Universal Truckload Services, Inc.*                        292            5,802
U.S. Xpress Enterprises, Inc. Class A*                     352            6,540
USA Truck, Inc.*                                           284            4,714
                                                                  -------------
Total Road & Rail                                                       149,334
                                                                  -------------
Semiconductors & Semiconductor
 Equipment--2.8%
Actel Corp.*                                               308            4,284
Advanced Energy Industries, Inc.*                          814           18,444
AMIS Holdings, Inc.*                                       838           10,492
Axcelis Technologies, Inc.*                                818            5,309
Brooks Automation, Inc.*                                   580           10,527
Cabot Microelectronics Corp.*                              324           11,499
Cirrus Logic, Inc.*                                      1,400           11,620
Cohu, Inc.                                                 392            8,722
Diodes, Inc.*                                              380           15,873
DSP Group, Inc.*                                           372            7,615
Exar Corp.*                                                380            5,092
IXYS Corp.*                                              1,146            9,569
Kulicke & Soffa Industries, Inc.*                        3,619           37,890
Mattson Technology, Inc.*                                  644            6,247
Micrel, Inc.                                             1,090           13,865
MIPS Technologies, Inc.*                                   344            3,024
Monolithic Power Systems, Inc.*                            364            6,352
Netlogic Microsystems, Inc.*                               204            6,495
Omnivision Technologies, Inc.*                           1,744           31,583
Photronics Inc.*                                           520            7,738
Rudolph Technologies, Inc.*                                308            5,116
Semtech Corp.*                                             568            9,843
Silicon Image, Inc.*                                       698            5,989
Silicon Storage Technology, Inc.*                        1,316            4,909
Standard Microsystems Corp.*                               264            9,066
Supertex, Inc.*                                            152            4,764
Triquint Semiconductor, Inc.*                            1,006            5,090
Veeco Instruments, Inc.*                                   248            5,144
                                                                  -------------
Total Semiconductors & Semiconductor
 Equipment                                                              282,161
                                                                  -------------
Software--1.6%
Advent Software, Inc.*                                     136            4,427
Ansoft Corp.*                                              208            6,134
Aspen Technology, Inc.*                                    392            5,488
Blackboard, Inc.*                                          148            6,234

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Concur Technologies, Inc.*                                 738    $      16,863
Epicor Software Corp.*                                     520            7,732
EPIQ Systems, Inc.*                                      1,189           19,215
i2 Technologies, Inc.*                                     612           11,408
Informatica Corp.*                                         830           12,259
MSC.Software Corp.*                                        320            4,333
Progress Software Corp.*                                   232            7,375
Quality Systems, Inc.                                      228            8,657
Radiant Systems, Inc.*                                     488            6,461
Renaissance Learning, Inc.                                 336            4,418
Smith Micro Software, Inc.*                                396            5,964
SPSS, Inc.*                                                184            8,122
Tyler Technologies, Inc.*                                  352            4,368
Ultimate Software Group, Inc.*                             196            5,670
VASCO Data Security International*                         336            7,647
Wind River Systems, Inc.*                                  448            4,928
                                                                  -------------
Total Software                                                          157,703
                                                                  -------------
Specialty Retail--3.2%
A.C. Moore Arts & Crafts, Inc.*                            244            4,785
America's Car-Mart, Inc.*                                  448            6,088
Asbury Automotive Group, Inc.                              846           21,108
Big 5 Sporting Goods Corp.                                 376            9,588
Blockbuster, Inc. Class A                                3,278           14,128
Buckle, Inc. (The)                                         468           18,439
Build-A-Bear Workshop, Inc.*                               276            7,215
Cache, Inc.*                                               216            2,866
Casual Male Retail Group, Inc.*                            384            3,878
Cato Corp. (The) Class A                                   674           14,788
Charlotte Russe Holding, Inc.*                             380           10,211
Christopher & Banks Corp.                                  628           10,770
Citi Trends, Inc.*                                         140            5,314
Conn's, Inc.*                                              604           17,250
DEB Shops, Inc.                                            296            8,184
Finish Line (The) Class A                                  974            8,873
Genesco, Inc.*                                             532           27,829
Haverty Furniture Cos., Inc.                               436            5,088
Hibbett Sports, Inc.*                                      312            8,543
HOT Topic, Inc.*                                           460            5,000
JOS A Bank Clothiers, Inc.*                                384           15,924
Lithia Motors, Inc. Class A                                624           15,812
Monro Muffler, Inc.                                        188            7,041
New York & Co., Inc.*                                      854            9,360
Select Comfort Corp.*                                      950           15,409
Shoe Carnival, Inc.*                                       216            5,938
Stage Stores, Inc.                                         632           13,247
Stein Mart, Inc.                                           890           10,911
United Retail Group, Inc.*                                 682            7,932
Zumiez, Inc.*                                              160            6,045
                                                                  -------------
Total Specialty Retail                                                  317,564
                                                                  -------------
Textiles, Apparel & Luxury Goods--1.6%
Cherokee, Inc.                                             140            5,116
Deckers Outdoor Corp.*                                     176           17,758
Hartmarx Corp.*                                            738            5,882
Iconix Brand Group, Inc.*                                  440            9,777
Kellwood Co.                                               280            7,874
Kenneth Cole Productions, Inc. Class A                     328            8,102
Maidenform Brands, Inc.*                                   408            8,103
Movado Group, Inc.                                         368           12,416
Oxford Industries, Inc.                                    320           14,189
Perry Ellis International, Inc.*                           208            6,691
Steven Madden Ltd.*                                        396           12,973

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Stride Rite Corp.                                          652    $      13,210
True Religion Apparel, Inc.*                               512           10,409
UniFirst Corp.                                             328           14,448
Volcom, Inc.*                                              296           14,838
                                                                  -------------
Total Textiles, Apparel & Luxury Goods                                  161,786
                                                                  -------------
Thrifts & Mortgage Finance--4.0%
Accredited Home Lenders Holding Co.*                     1,912           26,137
Anchor Bancorp Wisconsin, Inc.                             484           12,676
Bank Mutual Corp.                                          568            6,549
BankAtlantic Bancorp, Inc. Class A                         368            3,168
BankUnited Financial Corp. Class A                       1,151           23,101
Berkshire Hills Bancorp, Inc.                              144            4,537
Brookline Bancorp, Inc.                                    488            5,617
Citizens First Bancorp, Inc.                               172            3,750
City Bank/Lynnwood WA                                      216            6,806
Clifton Savings Bancorp, Inc.                              400            4,336
Delta Financial Corp.                                      966           11,853
Dime Community Bancshares, Inc.                            714            9,418
Federal Agricultural Mortgage Corp.
 Class C                                                   336           11,498
First Busey Corp.                                          396            7,916
First Defiance Financial Corp.                             197            5,875
First Financial Holdings, Inc.                             212            6,935
First Place Financial Corp.                                328            6,927
FirstFed Financial Corp.*                                  616           34,946
Flagstar Bancorp, Inc.                                   1,987           23,943
Flushing Financial Corp.                                   420            6,745
Franklin Bank Corp.*                                       376            5,602
ITLA Capital Corp.                                         136            7,088
KNBT Bancorp, Inc.                                         436            6,409
OceanFirst Financial Corp.                                 244            4,294
Ocwen Financial Corp.*                                   4,414           58,839
Partners Trust Financial Group, Inc.                       802            8,421
PFF Bancorp, Inc.                                          536           14,970
Provident Financial Holdings, Inc.                         348            8,700
Provident New York Bancorp                                 420            5,674
TierOne Corp.                                              400           12,040
Triad Guaranty, Inc.*                                      412           16,451
TrustCo Bank Corp.                                       1,332           13,160
United Community Financial Corp.                           624            6,228
WSFS Financial Corp.                                       148            9,684
                                                                  -------------
Total Thrifts & Mortgage Finance                                        400,293
                                                                  -------------
Tobacco--0.1%
Vector Group Ltd.                                          460           10,364
                                                                  -------------
Trading Companies & Distributors--0.9%
Beacon Roofing Supply, Inc.*                               846           14,374
BlueLinx Holdings, Inc.                                  1,138           11,938
Electro Rent Corp.                                         436            6,339
Interline Brands, Inc.*                                    404           10,536
Kaman Corp.                                                444           13,848
Lawson Products, Inc.                                      120            4,644
Nuco2, Inc.*                                               204            5,237
Rush Enterprises, Inc. Class A*                          1,106           24,022
                                                                  -------------
Total Trading Companies & Distributors                                   90,938
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree SmallCap Earnings Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Water Utilities--0.3%
American States Water Co.                                  192    $       6,829
California Water Service Group                             192            7,198
Middlesex Water Co.                                        266            5,110
SJW Corp.                                                  196            6,527
Southwest Water Co.                                        376            4,802
                                                                  -------------
Total Water Utilities                                                    30,466
                                                                  -------------
Wireless Telecommunication Services--0.3%
Syniverse Holdings, Inc.*                                1,082           13,915
USA Mobility, Inc.*                                        560           14,985
                                                                  -------------
Total Wireless Telecommunication Services                                28,900
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $9,792,797)                                                    9,939,419
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--1.0%
MONEY MARKET FUNDS(b)--1.0%
AIM Liquid Assets Portfolio, 5.18%                      78,600           78,600
UBS Private Money Market Fund LLC, 5.25%                20,500           20,500
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
 FOR SECURITIES LOANED
(Cost: $99,100)(c)                                                       99,100
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--100.5%
(Cost: $9,891,897)                                                   10,038,519


Liabilities in Excess of Cash and Other
 Assets--(0.5)%                                                         (53,102)
                                                                  -------------

NET ASSETS--100.0%                                                $   9,985,417
                                                                  =============

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2007.

(b)   Interest rates shown reflect yields as of June 30, 2007.

(c) At June 30, 2007, the total market value of the Fund's securities on loan was $95,069 and the total market value of the collateral held by the Fund was $99,100.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Banks                                                                      13.5%
Capital Goods                                                              11.8%
Consumer Durables & Apparel                                                 6.6%
Insurance                                                                   6.1%
Health Care Equipment & Services                                            5.7%
Commercial Services & Supplies                                              5.7%
Materials                                                                   5.6%
Energy                                                                      5.4%
Technology Hardware & Equipment                                             5.1%
Retailing                                                                   4.5%
Software & Services                                                         3.9%
Consumer Services                                                           3.6%
Transportation                                                              3.3%
Diversified Financials                                                      2.9%
Semiconductors & Semiconductor Equipment                                    2.8%
Automobiles & Components                                                    2.0%
Real Estate                                                                 1.7%
Media                                                                       1.6%
Utilities                                                                   1.5%
Food & Staples Retailing                                                    1.5%
Telecommunication Services                                                  1.4%
Pharmaceuticals, Biotechnology & Life Sciences                              1.3%
Food, Beverage & Tobacco                                                    1.2%
Household & Personal Products                                               0.8%
Other                                                                       0.5%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Earnings Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.8%
Aerospace & Defense--2.3%
Honeywell International, Inc.                            2,025    $     113,967
Lockheed Martin Corp.                                    1,050           98,837
Raytheon Co.                                             1,690           91,074
                                                                  -------------
Total Aerospace & Defense                                               303,878
                                                                  -------------
Auto Components--1.0%
Johnson Controls, Inc.                                   1,113          128,852
                                                                  -------------
Building Products--0.9%
MasCo. Corp.                                             4,000          113,880
                                                                  -------------
Capital Markets--4.7%
Bear Stearns & Co., Inc. (The)                           1,010          141,400
Goldman Sachs Group, Inc.                                  749          162,345
Lehman Brothers Holdings, Inc.                             938           69,900
Merrill Lynch & Co., Inc.                                1,053           88,010
Morgan Stanley                                           1,815          152,242
                                                                  -------------
Total Capital Markets                                                   613,897
                                                                  -------------
Chemicals--2.7%
Dow Chemical Co. (The)                                   3,215          142,167
PPG Industries, Inc.                                     1,530          116,448
Rohm & Haas Co.                                          1,735           94,870
                                                                  -------------
Total Chemicals                                                         353,485
                                                                  -------------
Commercial Banks--8.7%
BB&T Corp.                                               2,385           97,022
Fifth Third BanCorp.                                     2,350           93,460
KeyCorp.                                                 3,145          107,968
M&T Bank Corp.                                             740           79,106
Marshall & Ilsley Corp.                                  2,030           96,689
National City Corp.                                      3,250          108,289
PNC Financial Services Group, Inc. (The)                 2,415          172,865
SunTrust Banks, Inc.                                     1,175          100,745
U.S. BanCorp.                                            3,150          103,793
Wachovia Corp.                                           1,700           87,125
Wells Fargo & Co.                                        2,941          103,435
                                                                  -------------
Total Commercial Banks                                                1,150,497
                                                                  -------------
Communications Equipment--0.6%
Motorola, Inc.                                           4,366           77,278
                                                                  -------------
Computers & Peripherals--0.8%
International Business Machines Corp.                      968          101,882
                                                                  -------------
Consumer Finance--2.3%
Capital One Financial Corp.                              1,978          155,155
SLM Corp.                                                2,568          147,865
                                                                  -------------
Total Consumer Finance                                                  303,020
                                                                  -------------
Diversified Financial Services--3.7%
Bank of America Corp.                                    2,281          111,518
CIT Group, Inc.                                          2,571          140,968
Citigroup, Inc.                                          2,294          117,659
JPMorgan Chase & Co.                                     2,277          110,321
                                                                  -------------
Total Diversified Financial Services                                    480,466
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Earnings Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Diversified Telecommunication
 Services--0.8%
Verizon Communications, Inc.                             2,465    $     101,484
                                                                  -------------
Electric Utilities--1.9%
Edison International                                     2,330          130,759
PPL Corp.                                                2,535          118,613
                                                                  -------------
Total Electric Utilities                                                249,372
                                                                  -------------
Energy Equipment & Services--1.7%
BJ Services Co.                                          3,595          102,242
Halliburton Co.                                          3,385          116,782
                                                                  -------------
Total Energy Equipment & Services                                       219,024
                                                                  -------------
Food & Staples Retailing--0.8%
Kroger Co. (The)                                         3,852          108,357
                                                                  -------------
Food Products--0.9%
Archer-Daniels-Midland Co.                               3,004           99,402
Kraft Foods, Inc. Class A                                  762           26,861
                                                                  -------------
Total Food Products                                                     126,263
                                                                  -------------
Health Care Providers & Services--2.8%
Aetna, Inc.                                              2,495          123,253
Cigna Corp.                                              2,961          154,624
WellPoint, Inc.*                                         1,187           94,758
                                                                  -------------
Total Health Care Providers & Services                                  372,635
                                                                  -------------
Hotels, Restaurants & Leisure--0.9%
Starwood Hotels & Resorts Worldwide, Inc.                1,724          115,629
                                                                  -------------
Household Durables--0.7%
Fortune Brands, Inc.                                     1,060           87,312
                                                                  -------------
Independent Power Producers &
 Energy--1.2%
TXU Corp.                                                2,377          159,972
                                                                  -------------
Insurance--12.3%
Allstate Corp. (The)                                     2,685          165,154
American Family Life Assurance Co., Inc.                 2,065          106,141
American International Group, Inc.                       1,330           93,140
Chubb Corp. (The)                                        2,930          158,630
Genworth Financial, Inc. Class A                         3,645          125,388
Hartford Financial Services Group, Inc.
 (The)                                                   1,657          163,231
Lincoln National Corp.                                   1,410          100,040
Loews Corp.                                              2,490          126,940
Metlife, Inc.                                            2,040          131,539
Principal Financial Group, Inc.                          1,550           90,350
Progressive Corp. (The)                                  5,400          129,222
Prudential Financial, Inc.                               1,123          109,189
Travelers Cos., Inc. (The)                               2,365          126,528
                                                                  -------------
Total Insurance                                                       1,625,492
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Earnings Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Machinery--6.4%
Caterpillar, Inc.                                        2,120    $     165,996
Deere & Co.                                                995          120,136
Eaton Corp.                                              1,545          143,685
Illinois Tool Works, Inc.                                1,940          105,129
Paccar, Inc.                                             1,935          168,422
Parker Hannifin Corp.                                    1,390          136,095
                                                                  -------------
Total Machinery                                                         839,463
                                                                  -------------
Media--1.9%
Gannett Co., Inc.                                        1,823          100,174
News Corp. Class A                                       6,839          145,055
                                                                  -------------
Total Media                                                             245,229
                                                                  -------------
Metals & Mining--5.9%
Alcoa, Inc.                                              3,600          145,908
Freeport-McMoRan Copper & Gold Inc.
 Class B                                                 2,824          233,884
Nucor Corp.                                              2,258          132,432
Southern Copper Corp.                                    2,825          266,284
                                                                  -------------
Total Metals & Mining                                                   778,508
                                                                  -------------
Multiline Retail--0.6%
J.C. Penney Co., Inc.                                    1,151           83,309
                                                                  -------------
Multi-Utilities--1.8%
PG&E Corp.                                               2,110           95,583
Sempra Energy                                            2,440          144,521
                                                                  -------------
Total Multi-Utilities                                                   240,104
                                                                  -------------
Office Electronics--0.9%
Xerox Corp.*                                             6,686          123,557
                                                                  -------------
Oil, Gas & Consumable Fuels--21.1%
Anadarko Petroleum Corp.                                 4,625          240,454
Apache Corp.                                             2,556          208,544
Chesapeake Energy Corp.                                  5,840          202,064
Chevron Corp.                                            2,145          180,695
ConocoPhillips                                           2,900          227,650
Devon Energy Corp.                                       2,035          159,320
EOG Resources, Inc.                                      1,865          136,257
Exxon Mobil Corp.                                        1,650          138,402
Hess Corp.                                               3,604          212,492
Marathon Oil Corp.                                       4,630          277,615
Murphy Oil Corp.                                         1,915          113,828
Occidental Petroleum Corp.                               2,995          173,351
Valero Energy Corp.                                      4,355          321,659
XTO Energy, Inc.                                         2,960          177,896
                                                                  -------------
Total Oil, Gas & Consumable Fuels                                     2,770,227
                                                                  -------------
Pharmaceuticals--0.8%
Wyeth                                                    1,818          104,244
                                                                  -------------
Real Estate Investment Trusts--0.4%
Boston Properties, Inc.                                    575           58,725
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Earnings Top 100 Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Road & Rail--2.7%
Burlington Northern Santa Fe Corp.                       1,323    $     112,640
CSX Corp.                                                2,948          132,896
Norfolk Southern Corp.                                   1,965          103,300
                                                                  -------------
Total Road & Rail                                                       348,836
                                                                  -------------
Specialty Retail--1.6%
Home Depot, Inc.                                         2,840          111,754
Lowe's Cos., Inc.                                        3,147           96,581
                                                                  -------------
Total Specialty Retail                                                  208,335
                                                                  -------------
Thrifts & Mortgage Finance--1.9%
Countrywide Financial Corp.                              4,040          146,854
Washington Mutual, Inc.                                  2,465          105,108
                                                                  -------------
Total Thrifts & Mortgage Finance                                        251,962
                                                                  -------------
Tobacco--2.1%
Altria Group, Inc.                                       1,100           77,154
Reynolds American, Inc.                                  3,143          204,924
                                                                  -------------
Total Tobacco                                                           282,078
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES--99.8%
(Cost: $12,470,639) (a)                                              13,127,252

Cash and Other Assets in Excess of
Liabilities--0.2%                                                        23,681
                                                                  -------------

NET ASSETS--100.0%                                                $  13,150,933
                                                                  =============

*     Non-income producing security.

 (a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Earnings Top 100 Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Energy                                                                     22.7%
Insurance                                                                  12.4%
Banks                                                                      10.7%
Diversified Financials                                                     10.6%
Capital Goods                                                               9.6%
Materials                                                                   8.6%
Utilities                                                                   4.9%
Food, Beverage & Tobacco                                                    3.1%
Health Care Equipment & Services                                            2.8%
Transportation                                                              2.6%
Technology Hardware & Equipment                                             2.3%
Retailing                                                                   2.2%
Media                                                                       1.9%
Automobiles & Components                                                    1.0%
Consumer Services                                                           0.9%
Food & Staples Retailing                                                    0.8%
Pharmaceuticals, Biotechnology & Life Sciences                              0.8%
Telecommunication Services                                                  0.8%
Consumer Durables & Apparel                                                 0.7%
Real Estate                                                                 0.4%
Other                                                                       0.2%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.8%
Aerospace & Defense--1.9%
Alliant Techsystems, Inc.*                                  98    $       9,717
Armor Holdings, Inc.*                                      133           11,554
BE Aerospace, Inc.*                                        294           12,142
Ceradyne, Inc.*                                            161           11,908
Goodrich Corp.                                             336           20,012
Hexcel Corp.*                                              455            9,587
Honeywell International, Inc.                            1,624           91,398
Lockheed Martin Corp.                                      860           80,951
Northrop Grumman Corp.                                     665           51,784
Raytheon Co.                                               889           47,908
                                                                  -------------
Total Aerospace & Defense                                               346,961
                                                                  -------------
Airlines--0.1%
Continental Airlines, Inc. Class B*                        210            7,113
Skywest, Inc.                                              322            7,673
                                                                  -------------
Total Airlines                                                           14,786
                                                                  -------------
Auto Components--0.6%
ArvinMeritor, Inc.                                         434            9,635
Autoliv, Inc.                                              231           13,137
BorgWarner, Inc.                                           159           13,680
Goodyear Tire & Rubber Co. (The)*                          546           18,979
Johnson Controls, Inc.                                     399           46,192
TRW Automotive Holdings Corp.*                             308           11,344
                                                                  -------------
Total Auto Components                                                   112,967
                                                                  -------------
Automobiles--0.1%
Thor Industries, Inc.                                      222           10,021
                                                                  -------------
Beverages--0.1%
Pepsi Bottling Group, Inc.                                 490           16,504
PepsiAmericas, Inc.                                        399            9,799
                                                                  -------------
Total Beverages                                                          26,303
                                                                  -------------
Biotechnology--0.1%
ImClone Systems, Inc.*                                     527           18,635
                                                                  -------------
Building Products--0.3%
Lennox International, Inc.                                 245            8,386
Masco Corp.                                              1,036           29,495
Simpson Manufacturing Co., Inc.                            259            8,739
USG Corp.*                                                 210           10,298
                                                                  -------------
Total Building Products                                                  56,918
                                                                  -------------
Capital Markets--5.2%
AG Edwards, Inc.                                           147           12,429
Allied Capital Corp.                                       553           17,121
American Capital Strategies Ltd.                           490           20,835
Apollo Investment Corp.                                    380            8,178
Bear Stearns & Cos., Inc. (The)                            392           54,880
Goldman Sachs Group, Inc.                                1,309          283,726
Knight Capital Group, Inc. Class A*                        490            8,134
LaBranche & Co., Inc.*                                   1,280            9,446

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Lehman Brothers Holdings, Inc.                           1,610    $     119,977
Merrill Lynch & Co., Inc.                                1,856          155,124
Morgan Stanley                                           2,991          250,885
                                                                  -------------
Total Capital Markets                                                   940,735
                                                                  -------------
Chemicals--1.6%
Celanese Corp. Series A                                    399           15,473
Dow Chemical Co. (The)                                   2,746          121,429
Eastman Chemical Co.                                       224           14,410
Huntsman Corp.                                             574           13,954
Lubrizol Corp.                                             175           11,296
Lyondell Chemical Co.                                      798           29,622
Olin Corp.                                                 532           11,172
OM Group, Inc.*                                            175            9,261
PPG Industries, Inc.                                       371           28,237
Rohm & Haas Co.                                            455           24,879
Valspar Corp. (The)                                        308            8,750
Westlake Chemical Corp.                                    316            8,886
                                                                  -------------
Total Chemicals                                                         297,369
                                                                  -------------
Commercial Banks--7.2%
Associated Banc-Corp.                                      308           10,072
BancorpSouth, Inc.                                         336            8,219
Bank of Hawaii Corp.                                       168            8,676
BB&T Corp.                                               1,260           51,257
BOK Financial Corp.                                        168            8,975
Cathay General Bancorp                                     252            8,452
Chittenden Corp.                                           280            9,786
Citizens Banking Corp.                                     350            6,405
City National Corp.                                        119            9,055
Colonial BancGroup, Inc. (The)                             343            8,565
Comerica, Inc.                                             434           25,810
Commerce Bancshares, Inc.                                  175            7,928
Compass Bancshares, Inc.                                   245           16,900
Cullen/Frost Bankers, Inc.                                 161            8,609
East West Bancorp, Inc.                                    231            8,981
Fifth Third Bancorp                                      1,183           47,048
FirstMerit Corp.                                           385            8,058
Fulton Financial Corp.                                     546            7,873
Greater Bay Bancorp                                        322            8,964
Huntington Bancshares, Inc.                                630           14,326
International Bancshares Corp.                             330            8,455
KeyCorp                                                  1,043           35,806
M&T Bank Corp.                                             224           23,946
Marshall & Ilsley Corp.                                    539           25,673
National City Corp.                                      1,624           54,111
Pacific Capital Bancorp                                    266            7,177
Park National Corp.                                         91            7,716
PNC Financial Services Group, Inc. (The)                 1,148           82,173
Sky Financial Group, Inc.                                   44            1,226
SunTrust Banks, Inc.                                       798           68,420
Synovus Financial Corp.                                    630           19,341
TCF Financial Corp.                                        322            8,952
Trustmark Corp.                                            294            7,603
U.S. Bancorp                                             4,301          141,717
UnionBanCal Corp.                                          371           22,149
Wachovia Corp.                                           4,021          206,075
Wells Fargo & Co.                                        7,468          262,649
Westamerica Bancorp                                        175            7,742

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Whitney Holding Corp.                                      266    $       8,007
Wilmington Trust Corp.                                     203            8,427
Zions Bancorp                                              231           17,766
                                                                  -------------
Total Commercial Banks                                                1,309,090
                                                                  -------------

Commercial Services & Supplies--0.2%
Deluxe Corp.                                               264           10,721
PHH Corp.*                                                 287            8,957
United Stationers, Inc.*                                   163           10,863
                                                                  -------------
Total Commercial Services & Supplies                                     30,541
                                                                  -------------
Communications Equipment--0.6%
Arris Group, Inc.*                                         588           10,343
CommScope, Inc.*                                           237           13,829
Motorola, Inc.                                           5,285           93,544
                                                                  -------------
Total Communications Equipment                                          117,716
                                                                  -------------
Computers & Peripherals--1.9%
International Business Machines Corp.                    3,010          316,802
Palm, Inc.*                                                784           12,552
Western Digital Corp.*                                     700           13,545
                                                                  -------------
Total Computers & Peripherals                                           342,899
                                                                  -------------
Construction Materials--0.1%
Eagle Materials, Inc.                                      222           10,889
Florida Rock Industries, Inc.                              189           12,758
                                                                  -------------
Total Construction Materials                                             23,647
                                                                  -------------
Consumer Finance--1.0%
AmeriCredit Corp.*                                         565           15,001
Capital One Financial Corp.                                994           77,969
CompuCredit Corp.*                                         252            8,825
First Marblehead Corp. (The)                               238            9,196
SLM Corp.                                                1,029           59,250
Student Loan Corp. (The)                                    49            9,991
                                                                  -------------
Total Consumer Finance                                                  180,232
                                                                  -------------
Containers & Packaging--0.1%
Ball Corp.                                                 217           11,538
Temple-Inland, Inc.                                        224           13,783
                                                                  -------------
Total Containers & Packaging                                             25,321
                                                                  -------------
Diversified Consumer Services--0.1%
Career Education Corp.*                                    293            9,895
                                                                  -------------
Diversified Financial Services--9.2%
Bank of America Corp.                                   12,072          590,200
CIT Group, Inc.                                            602           33,008
Citigroup, Inc.                                         12,639          648,254
JPMorgan Chase & Co.                                     8,252          399,809
                                                                  -------------
Total Diversified Financial Services                                  1,671,271
                                                                  -------------
Diversified Telecommunication
 Services--1.5%
CenturyTel, Inc.                                           238           11,674
Cincinnati Bell, Inc.*                                   1,779           10,283
Verizon Communications, Inc.                             5,678          233,763

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Windstream Corp.                                           966    $      14,258
                                                                  -------------
Total Diversified Telecommunication
 Services                                                               269,978
                                                                  -------------
Electric Utilities--0.8%
Edison International                                       798           44,784
FirstEnergy Corp.                                          637           41,233
Pinnacle West Capital Corp.                                196            7,811
PPL Corp.                                                  805           37,666
Sierra Pacific Resources*                                  525            9,219
Westar Energy, Inc.                                        315            7,648
                                                                  -------------
Total Electric Utilities                                                148,361
                                                                  -------------
Electrical Equipment--0.1%
Genlyte Group, Inc.*                                       119            9,346
Regal-Beloit Corp.                                         189            8,796
                                                                  -------------
Total Electrical Equipment                                               18,142
                                                                  -------------
Electronic Equipment & Instruments--0.4%
Anixter International, Inc.*                               146           10,981
Arrow Electronics, Inc.*                                   343           13,181
Avnet, Inc.*                                               322           12,764
Benchmark Electronics, Inc.*                               385            8,709
Ingram Micro, Inc. Class A*                                448            9,726
Vishay Intertechnology, Inc.*                              609            9,634
                                                                  -------------
Total Electronic Equipment & Instruments                                 64,995
                                                                  -------------
Energy Equipment & Services--1.7%
BJ Services Co.                                            833           23,691
Diamond Offshore Drilling, Inc.                            238           24,171
ENSCO International, Inc.                                  392           23,916
Global Industries Ltd.*                                    630           16,897
Grant Prideco, Inc.*                                       308           16,580
Halliburton Co.                                          2,689           92,771
Helmerich & Payne, Inc.                                    336           11,901
Oil States International, Inc.*                            294           12,154
Patterson-UTI Energy, Inc.                                 840           22,016
Rowan Cos., Inc.                                           280           11,474
RPC, Inc.                                                  525            8,946
SEACOR Holdings, Inc.*                                      84            7,842
Tidewater, Inc.                                            168           11,908
TODCO*                                                     259           12,227
Unit Corp.*                                                203           12,771
                                                                  -------------
Total Energy Equipment & Services                                       309,265
                                                                  -------------
Food & Staples Retailing--2.7%
Kroger Co. (The)                                         1,351           38,004
Rite Aid Corp.*                                          8,214           52,405
Wal-Mart Stores, Inc.                                    8,266          397,677
                                                                  -------------
Total Food & Staples Retailing                                          488,086
                                                                  -------------
Food Products--1.0%
Archer-Daniels-Midland Co.                               1,542           51,025
Kraft Foods, Inc. Class A                                3,056          107,724
Seaboard Corp.                                               7           16,415
                                                                  -------------
Total Food Products                                                     175,164
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Gas Utilities--0.1%
AGL Resources Inc.                                         210    $       8,501
Energen Corp.                                              182            9,999
Nicor, Inc.                                                189            8,112
                                                                  -------------
Total Gas Utilities                                                      26,612
                                                                  -------------
Health Care Equipment & Supplies--0.0%
Kinetic Concepts, Inc.*                                    168            8,731
                                                                  -------------
Health Care Providers & Services--1.5%
Aetna, Inc.                                              1,288           63,627
Cigna Corp.                                                861           44,961
Coventry Health Care, Inc.*                                343           19,774
Health Net, Inc.*                                          224           11,827
LifePoint Hospitals, Inc.*                                 238            9,206
Lincare Holdings, Inc.*                                    224            8,926
Sierra Health Services, Inc.*                              216            8,981
Triad Hospitals, Inc.*                                     182            9,784
WellPoint, Inc.*                                         1,250           99,789
                                                                  -------------
Total Health Care Providers & Services                                  276,875
                                                                  -------------
Hotels, Restaurants & Leisure--0.4%
CBRL Group, Inc.                                           180            7,646
CKE Restaurants, Inc.                                      448            8,991
Ruby Tuesday, Inc.                                         258            6,793
Speedway Motorsports, Inc.                                 215            8,596
Starwood Hotels & Resorts Worldwide, Inc.                  546           36,621
                                                                  -------------
Total Hotels, Restaurants & Leisure                                      68,647
                                                                  -------------
Household Durables--2.0%
American Greetings Corp. Class A                           357           10,114
Beazer Homes USA, Inc.                                     341            8,412
Black & Decker Corp. (The)                                 217           19,163
Centex Corp.                                               560           22,456
D.R. Horton, Inc.                                        1,512           30,134
Ethan Allen Interiors, Inc.                                231            7,912
Fortune Brands, Inc.                                       301           24,793
Hovnanian Enterprises, Inc. Class A*                       385            6,364
KB Home                                                    427           16,811
Leggett & Platt, Inc.                                      371            8,181
Lennar Corp. Class A                                       847           30,967
MDC Holdings, Inc.                                         245           11,848
Meritage Homes Corp.*                                      313            8,373
Mohawk Industries, Inc.*                                   182           18,344
NVR, Inc.*                                                  35           23,791
Pulte Homes, Inc.                                        1,204           27,030
Ryland Group, Inc. (The)                                   266            9,940
Standard-Pacific Corp.                                     469            8,222
Stanley Works (The)                                        182           11,047
Tempur-Pedic International, Inc.                           350            9,065
Toll Brothers, Inc.*                                       840           20,983
TOUSA, Inc.                                              1,422            5,958
Tupperware Brands Corp.                                    371           10,663
Whirlpool Corp.                                            182           20,238
                                                                  -------------
Total Household Durables                                                370,809
                                                                  -------------
Household Products--0.1%
Energizer Holdings, Inc.*                                  126           12,550
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Independent Power Producers & Energy--0.9%
Mirant Corp.*                                              903    $      38,513
NRG Energy, Inc.*                                          700           29,099
TXU Corp.                                                1,398           94,085
                                                                  -------------
Total Independent Power Producers & Energy                              161,697
                                                                  -------------
Industrial Conglomerates--0.1%
Carlisle Cos., Inc.                                        196            9,116
                                                                  -------------
Insurance--9.7%
21st Century Insurance Group                               406            8,875
Alfa Corp.                                                 455            7,084
Alleghany Corp.*                                            21            8,537
Allstate Corp. (The)                                     2,451          150,761
AMBAC Financial Group, Inc.                                315           27,465
American Family Life Assurance Co., Inc.                 1,006           51,708
American Financial Group, Inc.                             336           11,474
American International Group, Inc.                       5,521          386,635
Assurant, Inc.                                             420           24,746
Chubb Corp. (The)                                        1,428           77,312
Cincinnati Financial Corp.                                 378           16,405
Commerce Group, Inc.                                       287            9,965
Conseco, Inc.*                                             434            9,066
Delphi Financial Group, Inc. Class A                       224            9,368
Erie Indemnity Co. Class A                                 161            8,700
First American Corp.                                       217           10,742
Genworth Financial, Inc. Class A                         1,246           42,862
Hanover Insurance Group, Inc. (The)                        182            8,880
Hartford Financial Services Group,
 Inc. (The)                                                931           91,713
HCC Insurance Holdings, Inc.                               273            9,121
LandAmerica Financial Group, Inc.                          140           13,509
Lincoln National Corp.                                     588           41,719
Loews Corp.                                              1,253           63,878
Markel Corp.*                                               28           13,568
MBIA, Inc.                                                 364           22,648
Mercury General Corp.                                      161            8,873
Metlife, Inc.                                            2,080          134,118
Nationwide Financial Services, Inc.
 Class A                                                   427           26,995
Odyssey Re Holdings Corp.                                  231            9,908
Ohio Casualty Corp.                                        273           11,824
Old Republic International Corp.                           658           13,989
Philadelphia Consolidated Holding Co.*                     203            8,485
Principal Financial Group, Inc.                            553           32,234
ProAssurance Corp.*                                        168            9,353
Progressive Corp. (The)                                  2,150           51,450
Protective Life Corp.                                      189            9,036
Prudential Financial, Inc.                                 928           90,229
Reinsurance Group of America, Inc.                         175           10,542
RLI Corp.                                                  154            8,616
Safeco Corp.                                               378           23,534
Selective Insurance Group, Inc.                            336            9,032
Stancorp Financial Group, Inc.                             182            9,551
Torchmark Corp.                                            259           17,353
Transatlantic Holdings, Inc.                               168           11,950
Travelers Cos., Inc. (The)                               1,933          103,416
Unitrin, Inc.                                              189            9,295
W.R. Berkley Corp.                                         623           20,272
Zenith National Insurance Corp.                            182            8,570
                                                                  -------------
Total Insurance                                                       1,765,366
                                                                  -------------
Internet Software & Services--0.1%
VeriSign, Inc.*                                            610           19,355
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

IT Services--0.1%
Wright Express Corp.*                                      308    $      10,555
                                                                  -------------
Leisure Equipment & Products--0.2%
Brunswick Corp.                                            308           10,050
Mattel, Inc.                                               819           20,713
Polaris Industries, Inc.                                   182            9,857
                                                                  -------------
Total Leisure Equipment & Products                                       40,620
                                                                  -------------
Machinery--3.1%
Actuant Corp. Class A                                      175           11,036
Briggs & Stratton Corp.                                    301            9,500
Caterpillar, Inc.                                        1,975          154,642
Crane Co.                                                  224           10,181
Cummins, Inc.                                              392           39,674
Deere & Co.                                                489           59,042
Eaton Corp.                                                406           37,758
Gardner Denver, Inc.*                                      245           10,425
Harsco Corp.                                               210           10,920
Illinois Tool Works, Inc.                                1,134           61,450
Joy Global, Inc.                                           287           16,741
Lincoln Electric Holdings, Inc.                            133            9,874
Paccar, Inc.                                               721           62,755
Parker Hannifin Corp.                                      315           30,842
Terex Corp.*                                               196           15,935
Timken Co. (The)                                           371           13,397
Toro Co. (The)                                             168            9,894
                                                                  -------------
Total Machinery                                                         564,066
                                                                  -------------
Media--1.4%
Belo Corp. Class A                                         469            9,657
Gannett Co., Inc.                                          574           31,541
Getty Images, Inc.*                                        168            8,032
News Corp. Class A                                      10,074          213,670
                                                                  -------------
Total Media                                                             262,900
                                                                  -------------
Metals & Mining--3.2%
A.M. Castle & Co.                                          320           11,491
AK Steel Holding Corp.*                                    420           15,695
Alcoa, Inc.                                              2,461           99,744
Allegheny Technologies, Inc.                               244           25,591
Carpenter Technology Corp.                                  93           12,119
Chaparral Steel Co.                                        189           13,583
Cleveland-Cliffs, Inc.                                     196           15,223
Commercial Metals Co.                                      670           22,626
Freeport-McMoRan Copper & Gold, Inc.                       879           72,799
Nucor Corp.                                                945           55,424
Quanex Corp.                                               231           11,250
Reliance Steel & Aluminum Co.                              469           26,386
Ryerson, Inc.                                              194            7,304
Southern Copper Corp.                                    1,107          104,346
Steel Dynamics, Inc.                                       350           14,669
United States Steel Corp.                                  568           61,770
Worthington Industries, Inc.                               469           10,154
                                                                  -------------
Total Metals & Mining                                                   580,174
                                                                  -------------
Multiline Retail--0.2%
J.C. Penney Co., Inc.                                      441           31,920
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Multi-Utilities--1.2%
Centerpoint Energy, Inc.                                   910    $      15,834
DTE Energy Co.                                             413           19,915
Integrys Energy Group, Inc.                                154            7,812
KeySpan Corp.                                              399           16,750
MDU Resources Group, Inc.                                  385           10,795
OGE Energy Corp.                                           217            7,953
PG&E Corp.                                                 770           34,881
SCANA Corp.                                                231            8,845
Sempra Energy                                              784           46,437
TECO Energy, Inc.                                          511            8,779
Vectren Corp.                                              308            8,294
Wisconsin Energy Corp.                                     224            9,908
Xcel Energy, Inc.                                          784           16,048
                                                                  -------------
Total Multi-Utilities                                                   212,251
                                                                  -------------
Office Electronics--0.3%
Xerox Corp.*                                             2,423           44,777
                                                                  -------------
Oil, Gas & Consumable Fuels--23.1%
Anadarko Petroleum Corp.                                 2,402          124,880
Apache Corp.                                             1,260          102,803
Cabot Oil & Gas Corp.                                      266            9,810
Chesapeake Energy Corp.                                  1,933           66,882
Chevron Corp.                                            7,762          653,870
Cimarex Energy Co.                                         385           15,173
ConocoPhillips                                           7,321          574,699
Devon Energy Corp.                                       1,512          118,374
Encore Acquisition Co.*                                    329            9,146
EOG Resources, Inc.                                        728           53,188
Exxon Mobil Corp.                                       17,201        1,442,819
Forest Oil Corp.*                                          266           11,241
Frontier Oil Corp.                                         399           17,464
Helix Energy Solutions Group, Inc.*                        266           10,616
Hess Corp.                                               1,078           63,559
Holly Corp.                                                161           11,945
Marathon Oil Corp.                                       3,573          214,237
Murphy Oil Corp.                                           441           26,213
Newfield Exploration Co.*                                  441           20,088
Noble Energy, Inc.                                         378           23,583
Occidental Petroleum Corp.                               2,963          171,498
Overseas Shipholding Group, Inc.                           210           17,094
Penn Virginia Corp.                                        238            9,568
Pogo Producing Co.                                         238           12,088
St. Mary Land & Exploration Co.                            238            8,716
Sunoco, Inc.                                               567           45,179
Tesoro Corp.                                               658           37,605
Valero Energy Corp.                                      3,349          247,357
W&T Offshore, Inc.                                         273            7,641
Whiting Petroleum Corp.*                                   196            7,942
XTO Energy, Inc.                                         1,253           75,305
                                                                  -------------
Total Oil, Gas & Consumable Fuels                                     4,210,583
                                                                  -------------
Paper & Forest Products--0.0%
Louisiana-Pacific Corp.                                    406            7,682
                                                                  -------------
Personal Products--0.0%
Alberto-Culver Co.                                         371            8,800
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Pharmaceuticals--4.3%
Barr Pharmaceuticals, Inc.*                                254    $      12,758
Merck & Co., Inc.                                        4,245          211,401
Pfizer, Inc.                                            15,519          396,822
Wyeth                                                    2,689          154,187
                                                                  -------------
Total Pharmaceuticals                                                   775,168
                                                                  -------------
Real Estate Investment Trusts--0.2%
Boston Properties, Inc.                                    224           22,878
Cousins Properties, Inc.                                   231            6,701
Equity One, Inc.                                           308            7,869
                                                                  -------------
Total Real Estate Investment Trusts                                      37,448
                                                                  -------------
Road & Rail--1.2%
Amerco, Inc.*                                              133           10,042
Burlington Northern Santa Fe Corp.                         812           69,133
Con-way, Inc.                                              182            9,144
CSX Corp.                                                1,050           47,334
JB Hunt Transport Services, Inc.                           343           10,057
Norfolk Southern Corp.                                     917           48,207
Ryder System, Inc.                                         168            9,038
Werner Enterprises, Inc.                                   455            9,168
YRC Worldwide, Inc.*                                       273           10,046
                                                                  -------------
Total Road & Rail                                                       222,169
                                                                  -------------
Semiconductors & Semiconductor
 Equipment--0.9%
Amkor Technology, Inc.*                                    777           12,238
Lam Research Corp.*                                        287           14,752
MKS Instruments, Inc.*                                     370           10,249
ON Semiconductor Corp.*                                    910            9,755
Teradyne, Inc.*                                            560            9,845
Texas Instruments, Inc.                                  2,950          111,008
                                                                  -------------
Total Semiconductors & Semiconductor
 Equipment                                                              167,847
                                                                  -------------
Specialty Retail--2.4%
Abercrombie & Fitch Co. Class A                            168           12,261
Advance Auto Parts, Inc.                                   224            9,079
AutoNation, Inc.*                                          532           11,938
Autozone, Inc.*                                            161           21,996
Foot Locker, Inc.                                          378            8,240
Group 1 Automotive, Inc.                                   161            6,495
Home Depot, Inc.                                         5,070          199,504
Lowe's Cos., Inc.                                        3,190           97,901
Men's Wearhouse, Inc. (The)                                203           10,367
Pacific Sunwear Of California*                             432            9,504
Rent-A-Center, Inc.*                                       287            7,528
Sherwin-Williams Co. (The)                                 287           19,077
Sonic Automotive, Inc. Class A                             266            7,706
TJX Cos., Inc. (The)                                       847           23,293
                                                                  -------------
Total Specialty Retail                                                  444,889
                                                                  -------------
Textiles, Apparel & Luxury Goods--0.2%
Jones Apparel Group, Inc.                                  259            7,317
VF Corp.                                                   231           21,155
                                                                  -------------
Total Textiles, Apparel & Luxury Goods                                   28,472
                                                                  -------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
WisdomTree Low P/E Fund
June 30, 2007
================================================================================
Investments                                            Shares         Value
--------------------------------------------------------------------------------

Thrifts & Mortgage Finance--1.5%
Astoria Financial Corp.                                    294    $       7,362
Countrywide Financial Corp.                              2,129           77,389
Downey Financial Corp.                                     126            8,313
First Niagara Financial Group, Inc.                        588            7,703
IndyMac Bancorp, Inc.                                      322            9,393
MAF Bancorp, Inc.                                          196           10,635
MGIC Investment Corp.                                      308           17,513
PMI Group, Inc. (The)                                      301           13,446
Radian Group, Inc.                                         308           16,632
Washington Federal, Inc.                                   364            8,849
Washington Mutual, Inc.                                  2,367          100,928
                                                                  -------------
Total Thrifts & Mortgage Finance                                        278,163
                                                                  -------------
Tobacco--2.2%
Altria Group, Inc.                                       4,413          309,528
Reynolds American, Inc.                                  1,351           88,085
                                                                  -------------
Total Tobacco                                                           397,613
                                                                  -------------
Trading Companies & Distributors--0.2%
United Rentals, Inc.*                                      308           10,022
W.W. Grainger, Inc.                                        182           16,936
Watsco, Inc.                                               161            8,758
WESCO International, Inc.*                                 133            8,040
                                                                  -------------
Total Trading Companies & Distributors                                   43,756
                                                                  -------------
Wireless Telecommunication Services--0.4%
Telephone & Data Systems, Inc.                           1,099           68,764
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES--99.8%
(Cost: $17,765,028) (a)                                              18,167,673


Cash and Other Assets in Excess of
 Liabilities--0.2%                                                       45,064
                                                                  -------------

NET ASSETS--100.0%                                                $  18,212,737
                                                                  =============


*     Non-income producing security.

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes. See Note 3.

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund

Industry Breakdown
% of the Fund's Net Assets as of 6/30/07+

Energy                                                                     24.8%
Diversified Financials                                                     15.3%
Insurance                                                                   9.7%
Banks                                                                       8.7%
Capital Goods                                                               5.7%
Materials                                                                   5.1%
Pharmaceuticals, Biotechnology & Life Sciences                              4.4%
Food, Beverage & Tobacco                                                    3.3%
Technology Hardware & Equipment                                             3.1%
Utilities                                                                   3.0%
Food & Staples Retailing                                                    2.7%
Retailing                                                                   2.6%
Consumer Durables & Apparel                                                 2.4%
Telecommunication Services                                                  1.9%
Health Care Equipment & Service                                             1.6%
Media                                                                       1.5%
Transportation                                                              1.3%
Semiconductors & Semiconductor Equipment                                    0.9%
Automobiles & Components                                                    0.7%
Consumer Services                                                           0.4%
Real Estate                                                                 0.2%
Commercial Services & Supplies                                              0.2%
Software & Services                                                         0.2%
Household & Personal Products                                               0.1%
Other                                                                       0.2%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of June 30, 2007, the Trust offered 37 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds, domestic earnings funds and the International Real Estate Fund which commenced operations on October 13, 2006, February 23, 2007, and June 5, 2007, respectively.

These notes relate to the schedule of investments for WisdomTree Total Dividend Fund ("Total Dividend Fund"), WisdomTree High-Yielding Equity Fund ("High-Yielding Equity Fund"), WisdomTree Dividend Top 100 Fund ("Dividend Top 100 Fund"), WisdomTree LargeCap Dividend Fund ("LargeCap Dividend Fund"), WisdomTree MidCap Dividend Fund ("MidCap Dividend Fund"), WisdomTree SmallCap Dividend Fund ("SmallCap Dividend Fund"), WisdomTree DEFA Fund ("DEFA Fund"), WisdomTree DEFA High-Yielding Equity Fund ("DEFA High-Yielding Equity Fund"), WisdomTree Europe Total Dividend Fund ("Europe Total Dividend Fund"), WisdomTree Europe High-Yielding Equity Fund ("Europe High-Yielding Equity Fund"), WisdomTree Europe SmallCap Dividend Fund ("Europe SmallCap Dividend Fund"), WisdomTree Japan Total Dividend Fund ("Japan Total Dividend Fund"), WisdomTree Japan High-Yielding Equity Fund ("Japan High-Yielding Equity Fund"), WisdomTree Japan SmallCap Dividend Fund ("Japan SmallCap Dividend Fund"), WisdomTree Pacific ex-Japan Total Dividend Fund ("Pacific ex-Japan Total Dividend Fund"), WisdomTree Pacific ex-Japan High-Yielding Equity Fund ("Pacific ex-Japan High-Yielding Equity Fund"), WisdomTree International LargeCap Dividend Fund ("International LargeCap Dividend Fund"), WisdomTree International Dividend Top 100 Fund ("International Dividend Top 100 Fund"), WisdomTree International MidCap Dividend Fund ("International MidCap Dividend Fund"), WisdomTree International SmallCap Dividend Fund ("International SmallCap Dividend Fund"), WisdomTree International Real Estate Fund ("International Real Estate Fund") WisdomTree International Basic Materials Sector Fund ("International Basic Materials Sector Fund"), WisdomTree International Communications Sector Fund ("International Communications Sector Fund"), WisdomTree International Consumer Cyclical Sector Fund ("International Consumer Cyclical Sector Fund"), WisdomTree International Consumer Non-Cyclical Sector Fund ("International Consumer Non-Cyclical Sector Fund"), WisdomTree International Energy Sector Fund ("International Energy Sector Fund"), WisdomTree International Financial Sector Fund ("International Financial Sector Fund"), WisdomTree International Health Care Sector Fund ("International Health Care Sector Fund"), WisdomTree International Industrial Sector Fund ("International Industrial Sector Fund"), WisdomTree International Technology Sector Fund ("International Technology Sector Fund"), WisdomTree International Utilities Sector Fund ("International Utilities Sector Fund"), WisdomTree Total Earnings Fund ("Total Earnings Fund"), WisdomTree Earnings 500 Fund ("Earnings 500 Fund"), WisdomTree MidCap Earnings Fund ("MidCap Earnings Fund"), WisdomTree SmallCap Earnings Fund ("SmallCap Earnings Fund"), WisdomTree Earnings Top 100 Fund ("Earnings Top 100 Fund"), and WisdomTree Low P/E Fund ("Low P/E Fund").

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "WisdomTree Investments", "WisdomTree DEFA", "International Dividend Top 100", and "Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(d) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

(e) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At June 30, 2007, the cost of investments (including securities on loan) for Federal income tax purposes were substantially the same, as for book purposes, as indicated below:

                                                                                                  Net
                                                                   Gross          Gross       Unrealized
                                                                 Unrealized     Unrealized   Appreciation/
Fund                                                 Tax Cost   Appreciation   Depreciation  (Depreciation)
----------------------------------------------------------------------------------------------------------
Total Dividend Fund                                $ 88,117,429  $  8,042,637  $ (1,404,937)  $  6,637,700
----------------------------------------------------------------------------------------------------------
High-Yielding Equity Fund                           239,320,961    13,718,365    (5,825,181)     7,893,184
----------------------------------------------------------------------------------------------------------
Dividend Top 100 Fund                               226,504,725    13,537,171    (4,788,550)     8,748,621
----------------------------------------------------------------------------------------------------------
LargeCap Dividend Fund                              355,631,061    22,072,291    (4,673,421)    17,398,870
----------------------------------------------------------------------------------------------------------
MidCap Dividend Fund                                100,388,149     6,367,423    (3,665,702)     2,701,721
----------------------------------------------------------------------------------------------------------
SmallCap Dividend Fund                              128,791,071     8,381,663    (6,986,711)     1,394,952
----------------------------------------------------------------------------------------------------------
DEFA Fund                                           203,812,801    18,715,467    (1,845,484)    16,869,983
----------------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                      249,698,713    16,690,873    (2,571,001)    14,119,872
----------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                           51,374,716     5,252,649      (283,642)     4,969,007
----------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                     51,469,394     4,537,969      (185,593)     4,352,376
----------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                       157,118,287     9,750,426    (4,846,688)     4,903,738
----------------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                            48,744,998     3,444,666    (1,613,878)     1,830,788
----------------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                      61,096,091       471,803    (4,118,789)    (3,646,986)
----------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                        101,401,051     2,820,044    (4,414,252)    (1,594,208)
----------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                118,929,968    12,993,416      (455,772)    12,537,644
----------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund          142,247,921    11,181,834      (312,925)    10,868,909
----------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund                111,796,311    13,075,987      (691,709)    12,384,278
----------------------------------------------------------------------------------------------------------
International Dividend Top 100 Fund                 412,079,383    21,368,202    (3,636,646)    17,731,556
----------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund                  316,207,368    18,212,637    (6,120,285)    12,092,352
----------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund                605,763,554    32,606,969   (13,665,418)    18,941,551
----------------------------------------------------------------------------------------------------------
International Real Estate Fund                       30,381,882       299,964    (1,182,305)      (882,341)
----------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund            57,726,901     4,091,061      (361,878)     3,729,183
----------------------------------------------------------------------------------------------------------
International Communications Sector Fund             25,159,356     2,193,165      (271,184)     1,921,981
----------------------------------------------------------------------------------------------------------
International Consumer Cyclical Fund                  5,372,816     1,136,335      (103,762)     1,032,573
----------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Fund             21,624,561     2,142,261      (430,423)     1,711,838
----------------------------------------------------------------------------------------------------------
International Energy Sector Fund                     24,599,878     3,910,991       (39,487)     3,871,504
----------------------------------------------------------------------------------------------------------
International Financial Sector Fund                  22,483,602     1,210,743      (193,571)     1,017,172
----------------------------------------------------------------------------------------------------------
International Health Care Sector Fund                22,871,791     1,170,259      (737,940)       432,319
----------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                 46,176,307     3,752,770      (489,380)     3,263,390
----------------------------------------------------------------------------------------------------------
International Technology Sector Fund                  5,138,892       529,120       (90,080)       439,040
----------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                  25,263,134     2,270,610      (207,076)     2,063,534
----------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)(concluded)

                                                                                                Net
                                                                Gross         Gross         Unrealized
                                                              Unrealized    Unrealized    Appreciation/
Fund                                           Tax Cost      Appreciation  Depreciation   (Depreciation)
-------------------------------------------------------------------------------------------------------
Total Earnings Fund                          $15,219,067     $  629,668    $  (369,086)      $260,582
-------------------------------------------------------------------------------------------------------
Earnings 500 Fund                             19,915,684      1,246,005       (574,805)       671,200
-------------------------------------------------------------------------------------------------------
MidCap Earnings Fund                          15,341,331        453,775       (399,135)        54,640
-------------------------------------------------------------------------------------------------------
SmallCap Earnings Fund                         9,891,897        817,273       (670,651)       146,622
-------------------------------------------------------------------------------------------------------
Earnings Top 100 Fund                         12,470,639      1,044,665       (388,052)       656,613
-------------------------------------------------------------------------------------------------------
Low P/E Fund                                  17,765,028        889,141       (486,496)       402,645

Item 2. Controls and Procedures.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      (i) Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99 CERT.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) WisdomTree Trust.
             ----------------

By:   /s/ Jonathan L. Steinberg
      -------------------------
          Jonathan L. Steinberg
          President

Date: August 27, 2007
      ---------------


By:   /s/ Marc J. Ruskin
      ------------------
          Marc J. Ruskin
          Treasurer

Date: August 27, 2007
      ---------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Jonathan L. Steinberg
      -------------------------
          Jonathan L. Steinberg
          President

Date: August 27, 2007
      ---------------


By:   /s/ Marc J. Ruskin
      ------------------
          Marc J. Ruskin
          Treasurer

Date: August 27, 2007
      ---------------